UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.4%
325,004		Aptiv plc	$25,717,566
		TOTAL AUTOMOBILES & COMPONENTS	25,717,566

BANKS - 5.7%
4,015,277		Bank of America Corp	114,314,936
920,627		Citizens Financial Group, Inc	31,227,668
1,253,198		JPMorgan Chase & Co	129,705,993
210,407	n	M&T Bank Corp	34,620,368
508,897		US Bancorp	26,035,171
659,619		Wells Fargo & Co	32,261,965
		TOTAL BANKS	368,166,101

CAPITAL GOODS - 6.8%
163,384	n	Boeing Co/The	63,004,138
294,983	n	Deere & Co	48,377,212
350,192		Dover Corp	30,757,363
241,472		Fortive Corp	18,107,985
1,159,932	n	General Electric Co	11,784,909
222,081	n	Harris Corp	34,018,368
537,415		Honeywell International, Inc	77,188,917
364,868		Ingersoll-Rand plc	36,501,395
692,781		ITT, Inc	36,412,569
124,025		L3 Technologies, Inc	24,418,042
102,719	n	Northrop Grumman Corp	28,304,220
153,967		Siemens AG.	16,905,239
126,329	*,n	WABCO Holdings, Inc	14,430,562
		TOTAL CAPITAL GOODS	440,210,919

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
228,349	*	Verisk Analytics, Inc	26,810,456
568,510		Waste Management, Inc	54,389,352
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,199,808

CONSUMER DURABLES & APPAREL - 2.8%
115,956	*,n	Deckers Outdoor Corp	14,894,548
257,192		DR Horton, Inc	9,889,032
194,388	*	Lululemon Athletica, Inc	28,732,490
1,167,163	*,e	Mattel, Inc	13,819,210
263,758	n	PVH Corp	28,778,635
434,801		Sony Corp	21,786,544
631,561	*,e,g	Spin Master Corp	20,000,193
735,377		Tapestry, Inc	28,466,444
395,213		Wolverine World Wide, Inc	13,559,758
		TOTAL CONSUMER DURABLES & APPAREL	179,926,854
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.4%
231,939		Royal Caribbean Cruises Ltd	$27,844,277
		TOTAL CONSUMER SERVICES	27,844,277

DIVERSIFIED FINANCIALS - 2.6%
675,389		Blackstone Group LP	22,760,609
333,582	n	CME Group, Inc	60,805,327
1,245,742		Morgan Stanley	52,694,886
730,838		Voya Financial, Inc	33,932,809
		TOTAL DIVERSIFIED FINANCIALS	170,193,631

ENERGY - 5.6%
252,707	*	Apergy Corp	8,496,009
1,143,417		Cabot Oil & Gas Corp	28,528,254
979,836		Chevron Corp	112,338,198
387,505	*	Concho Resources, Inc	46,438,599
460,644	*	Continental Resources, Inc	21,267,934
456,077		Delek US Holdings, Inc	14,827,063
199,626		Diamondback Energy, Inc	20,585,433
408,337		EOG Resources, Inc	40,507,030
425,120		ONEOK, Inc	27,296,955
1,486,040	*	Parsley Energy, Inc	27,610,623
1,598,302	*	WPX Energy, Inc	19,595,183
		TOTAL ENERGY	367,491,281

FOOD & STAPLES RETAILING - 1.2%
206,119	n	Costco Wholesale Corp	44,239,321
384,359		Walmart, Inc	36,833,123
		TOTAL FOOD & STAPLES RETAILING	81,072,444

FOOD, BEVERAGE & TOBACCO - 5.2%
1,476,679		Coca-Cola Co	71,072,560
404,868		Coca-Cola European Partners plc (Class A)	19,263,620
1,235,322	n	ConAgra Brands, Inc	26,732,368
249,095	n	Constellation Brands, Inc (Class A)	43,257,838
163,551		Danone	11,901,894
365,709		Diageo plc	13,957,801
182,622		Hershey Co	19,376,194
254,374		Kraft Heinz Co	12,225,214
1,095,603		Mondelez International, Inc	50,682,595
596,825	*	Monster Beverage Corp	34,162,263
323,774		PepsiCo, Inc	36,479,617
		TOTAL FOOD, BEVERAGE & TOBACCO	339,111,964

HEALTH CARE EQUIPMENT & SERVICES - 8.6%
1,026,706		Abbott Laboratories	74,929,004
184,179	n	Anthem, Inc	55,806,237
1,379,910	*	Boston Scientific Corp	52,643,567
84,845	*	DexCom, Inc	11,965,690
215,532	*,n	Edwards Lifesciences Corp	36,730,964
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

159,933	*	Guardant Health, Inc	$6,451,697
177,123		HCA Holdings, Inc	24,696,260
403,458	*,n	Hologic, Inc	17,913,535
122,513		Humana, Inc	37,855,292
118,954	*	IDEXX Laboratories, Inc	25,311,032
88,137	*,n	Intuitive Surgical, Inc	46,152,059
89,793	*	iRhythm Technologies, Inc	7,632,405
292,519		Medtronic plc	25,855,754
112,235		STERIS Plc	12,801,524
308,099	n	Stryker Corp	54,709,139
98,283		Universal Health Services, Inc (Class B)	13,025,446
113,789	*,n	WellCare Health Plans, Inc	31,460,383
809,388	*	Wright Medical Group NV	24,152,138
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	560,092,126

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
187,313		Estee Lauder Cos (Class A)	25,553,239
873,866		Procter & Gamble Co	84,301,853
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	109,855,092

INSURANCE - 3.1%
825,911	*	Athene Holding Ltd	35,431,582
219,685	*	Berkshire Hathaway, Inc (Class B)	45,154,055
457,223		Chubb Ltd	60,833,520
825,231		Hartford Financial Services Group, Inc	38,719,838
226,411		Prudential Financial, Inc	20,861,510
		TOTAL INSURANCE	201,000,505

MATERIALS - 3.9%
138,362		Christian Hansen Holding	13,139,667
1,335,618		DowDuPont, Inc	71,869,604
136,801		Ecolab, Inc	21,637,814
441,639		FMC Corp	35,242,792
421,996		Linde plc	68,789,568
514,113		Newmont Mining Corp	17,536,394
442,935		Nutrien Ltd	22,952,892
		TOTAL MATERIALS	251,168,731

MEDIA & ENTERTAINMENT - 10.0%
174,707	*	Alphabet, Inc (Class C)	195,037,654
1,505,323		Comcast Corp (Class A)	55,049,662
618,843	*	Facebook, Inc	103,154,940
147,247	*,n	IAC/InterActiveCorp	31,110,346
222,707	*,n	NetFlix, Inc	75,609,026
301,646	*,n	Take-Two Interactive Software, Inc	31,838,735
463,675	*	Twitter, Inc	15,560,933
691,405		Viacom, Inc (Class B)	20,341,135
579,537		Vivendi Universal S.A.	14,777,594
727,456		Walt Disney Co	81,125,893
341,617	n	World Wrestling Entertainment, Inc (Class A)	28,128,744
		TOTAL MEDIA & ENTERTAINMENT	651,734,662
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
671,692		AbbVie, Inc	$53,930,150
496,196	*	Acadia Pharmaceuticals, Inc	11,303,345
267,971	*,e	Allogene Therapeutics, Inc	8,127,560
186,640	*	Biohaven Pharmaceutical Holding Co Ltd	7,109,118
212,130	*	BioMarin Pharmaceutical, Inc	20,824,802
146,102	*	Bluebird Bio, Inc	19,494,390
578,588		Bristol-Myers Squibb Co	28,564,890
298,699		Daiichi Sankyo Co Ltd	10,361,232
424,438		Eli Lilly & Co	50,873,139
163,067	*,n	Exact Sciences Corp	14,689,075
52,506	*	GW Pharmaceuticals plc (ADR)	7,495,232
137,172	*,n	Jazz Pharmaceuticals plc	17,268,583
87,193		Lonza Group AG.	23,036,224
1,064,883		Merck & Co, Inc	79,259,242
175,073	*,n	Nektar Therapeutics	7,412,591
172,043	*,n	Neurocrine Biosciences, Inc	15,177,633
114,474	*,n	PerkinElmer, Inc	10,359,897
1,671,983		Pfizer, Inc	70,975,678
123,674	*	Sage Therapeutics, Inc	17,634,676
316,287		Sanofi-Aventis	27,490,995
229,000		Takeda Pharmaceutical Co Ltd	9,245,472
1,729,501	*	Teva Pharmaceutical Industries Ltd (ADR)	34,330,595
140,088		Vifor Pharma AG.	17,829,578
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	562,794,097

REAL ESTATE - 0.8%
240,997		American Tower Corp	41,653,921
525,678		Outfront Media, Inc	10,907,819
		TOTAL REAL ESTATE	52,561,740

RETAILING - 5.8%
106,347	*	Amazon.com, Inc	182,781,779
276,775		Best Buy Co, Inc	16,396,151
904,311	*	BJ’s Wholesale Club Holdings, Inc	23,792,422
477,577		Home Depot, Inc	87,649,707
231,282		Kohl’s Corp	15,886,761
315,437	n	Tiffany & Co	27,988,725
73,968	*,n	Ulta Beauty, Inc	21,592,739
		TOTAL RETAILING	376,088,284

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
1,175,364	*,n	Advanced Micro Devices, Inc	28,690,635
51,260		Broadcom, Inc	13,750,495
337,756	*	Cree, Inc	17,033,035
1,069,640	n	Intel Corp	50,401,437
1,653,807		Marvell Technology Group Ltd	30,645,044
230,565		Monolithic Power Systems, Inc	29,180,306
310,305	n	NVIDIA Corp	44,606,344
523,490	n	QUALCOMM, Inc	25,923,225
186,598	e,n	Universal Display Corp	19,374,470
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

160,723		Xilinx, Inc	$17,991,333
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	277,596,324

SOFTWARE & SERVICES - 9.9%
183,479	*	Adobe, Inc	45,469,766
144,388		Dassault Systemes S.A.	18,096,375
990,322	*,n	First Data Corp	24,411,437
128,335	n	International Business Machines Corp	17,250,791
437,883		MasterCard, Inc (Class A)	92,450,238
2,150,187	n	Microsoft Corp	224,544,028
204,741	*	Nutanix, Inc	10,488,882
627,721	*	PayPal Holdings, Inc	55,716,516
85,242	*	Red Hat, Inc	15,159,437
400,618	*	salesforce.com, Inc	60,881,917
128,638	*,n	ServiceNow, Inc	28,302,933
668,463	*	Teradata Corp	29,666,388
501,347	*,n	Zscaler, Inc	24,250,154
		TOTAL SOFTWARE & SERVICES	646,688,862

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
1,189,080	n	Apple, Inc	197,910,475
2,276,767		Cisco Systems, Inc	107,668,312
417,425		Cognex Corp	18,992,837
415,502	n	Corning, Inc	13,819,597
308,857		Motorola, Inc	36,108,472
3,305,292		Nokia Corp	20,988,604
989,798	*	Pure Storage, Inc	17,727,282
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	413,215,579

TELECOMMUNICATION SERVICES - 1.4%
1,336,940	n	AT&T, Inc	40,188,416
884,331		Verizon Communications, Inc	48,691,265
		TOTAL TELECOMMUNICATION SERVICES	88,879,681

TRANSPORTATION - 1.2%
686,381		CSX Corp	45,095,232
77,618	n	FedEx Corp	13,782,628
529,296	n	Knight-Swift Transportation Holdings, Inc	16,805,148
		TOTAL TRANSPORTATION	75,683,008

UTILITIES - 2.1%
274,491		Alliant Energy Corp	12,206,615
246,675		Ameren Corp	17,104,445
457,039		Evergy, Inc	26,197,475
843,654		FirstEnergy Corp	33,071,237
274,446	n	NextEra Energy, Inc	49,120,345
		TOTAL UTILITIES	137,700,117

		TOTAL COMMON STOCKS	6,485,993,653
		(Cost $4,697,573,888)
5

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,000	Intel Corp	$59,220
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	59,220

SOFTWARE & SERVICES - 0.0%
30,000	Microsoft Corp	17,400
	TOTAL SOFTWARE & SERVICES	17,400

TELECOMMUNICATION SERVICES - 0.0%
86,500	AT&T, Inc	1,730
	TOTAL TELECOMMUNICATION SERVICES	1,730

	TOTAL PURCHASED OPTIONS	78,350
	(Cost $140,990)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.5%
$30,000,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	30,000,000
		TOTAL GOVERNMENT AGENCY DEBT			30,000,000

TREASURY DEBT - 0.3%
17,380,000		United States Treasury Bill	2.343	02/19/19	17,359,570
		TOTAL TREASURY DEBT			17,359,570

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
28,505,861	c	State Street Navigator Securities Lending Government Money Market Portfolio			28,505,861
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			28,505,861

		TOTAL SHORT-TERM INVESTMENTS			75,865,431
		(Cost $75,865,526)
		TOTAL INVESTMENTS - 101.0%			6,561,937,434
		(Cost $4,773,580,404)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(64,228,398)
		NET ASSETS - 100.0%			$6,497,709,036

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,291,999.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities was $20,000,193 or 0.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

6

TIAA-CREF FUNDS - Growth & Income Fund

Purchased options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AT&T, Inc, Call	865	$25,950	$31.50	02/08/19	$1,730
Intel Corp, Call	630	54,130	50.00	04/18/19	59,220
Microsoft Corp, Put	300	60,910	100.00	02/15/19	17,400
Total	1,795	$140,990			$78,350

Written options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Activision Blizzard, Inc, Put	630	$(349,960)	$50.00	05/17/19	$(354,060)
Advanced Micro Devices, Inc, Put	865	(32,870)	17.00	02/15/19	(865)
Alibaba Group Holding Ltd, Put	240	(320,979)	140.00	04/18/19	(46,560)
Anthem, Inc, Put	160	(141,552)	250.00	03/15/19	(12,800)
Anthem, Inc, Put	160	(342,197)	260.00	06/21/19	(62,400)
Apple, Inc, Call	448	(125,886)	180.00	06/21/19	(231,616)
Apple, Inc, Call	224	(108,639)	175.00	07/19/19	(174,720)
Apple, Inc, Put	448	(75,711)	125.00	06/21/19	(39,424)
Apple, Inc, Put	224	(599,199)	160.00	01/17/20	(283,360)
Apple, Inc, Put	224	(828,196)	175.00	01/17/20	(449,120)
Apple, Inc, Put	224	(1,005,299)	185.00	01/17/20	(565,600)
Applied Materials, Inc, Put	630	(115,918)	32.00	04/18/19	(31,500)
Arista Networks, Inc, Put	160	(162,078)	180.00	06/21/19	(144,000)
AT&T, Inc, Put	1,258	(15,184)	28.50	02/08/19	(2,516)
Boeing Co/The Call	130	(18,195)	430.00	03/15/19	(10,010)
Boeing Co/The Put	130	(33,275)	345.00	03/15/19	(31,720)
Boeing Co/The Put	127	(358,091)	320.00	05/17/19	(54,610)
Broadridge Financial Solutions, Inc, Put	400	(78,267)	85.00	03/15/19	(22,000)
Celgene Corp, Put	500	(337,496)	70.00	04/18/19	(47,500)
Chipotle Mexican Grill, Inc, Put	80	(196,637)	405.00	03/15/19	(11,600)
Chipotle Mexican Grill, Inc, Put	80	(287,036)	420.00	06/21/19	(71,200)
Clovis Oncology, Inc, Put	104	(68,431)	20.00	04/18/19	(17,160)
CME Group, Inc, Put	200	(24,593)	170.00	03/08/19	(35,000)
Coherent, Inc, Put	235	(450,716)	115.00	08/16/19	(343,100)
ConAgra Brands, Inc, Put	553	(180,276)	24.00	06/21/19	(180,276)
ConAgra Brands, Inc, Put	553	(385,989)	28.00	09/20/19	(385,989)
Constellation Brands, Inc, Put	200	(127,991)	150.00	04/18/19	(36,600)
Constellation Brands, Inc, Put	175	(344,395)	165.00	01/17/20	(221,375)
Corning, Inc, Put	945	(21,735)	30.00	03/15/19	(21,735)
Costco Wholesale Corp, Put	160	(108,853)	195.00	06/21/19	(82,400)
CVS Health Corp, Put	500	(315,246)	65.00	08/16/19	(228,500)
Deckers Outdoor Corp, Call	235	(13,857)	145.00	02/15/19	(24,675)
Deckers Outdoor Corp, Put	235	(26,555)	100.00	02/15/19	(5,875)
Deere & Co, Put	235	(15,416)	135.00	02/15/19	(5,875)
DISH Network Corp, Put	510	(283,556)	32.50	09/20/19	(272,850)
DXC Technology Co, Put	235	(88,789)	50.00	03/15/19	(5,875)
DXC Technology Co, Put	118	(18,644)	55.00	03/15/19	(7,375)
DXC Technology Co, Put	117	(26,676)	57.50	03/15/19	(11,934)
Edwards Lifesciences Corp, Put	235	(19,027)	155.00	02/08/19	(19,027)
Exact Sciences Corp, Call	795	(197,130)	95.00	03/01/19	(321,975)
Exact Sciences Corp, Put	470	(40,889)	62.50	02/15/19	(15,275)
Exact Sciences Corp, Put	795	(236,880)	80.00	03/01/19	(222,600)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
FedEx Corp, Call	200	$(145,198)	$185.00	06/21/19	$(176,000)
FedEx Corp, Put	157	(157,155)	200.00	04/18/19	(376,015)
First Data Corp, Put	865	(102,103)	17.00	04/18/19	(4,325)
Fiserv, Inc, Put	550	(29,700)	65.00	02/15/19	(3,300)
General Electric Co, Put	686	(99,469)	8.00	06/21/19	(18,522)
Hain Celestial Group, Inc, Put	1,100	(602,792)	23.00	01/17/20	(599,500)
Harris Corp, Put	275	(14,290)	125.00	02/15/19	(5,500)
HCA Healthcare, Inc, Put	275	(11,040)	120.00	02/01/19	(1,375)
Hologic, Inc, Put	500	(31,000)	35.00	02/15/19	(6,250)
IAC/InterActiveCorp, Put	240	(567,113)	185.00	07/19/19	(225,600)
Illumina, Inc, Put	160	(15,674)	247.50	02/08/19	(16,000)
Incyte Corp, Put	161	(64,196)	52.50	06/21/19	(12,880)
Ingredion, Inc, Put	152	(60,495)	90.00	04/18/19	(26,600)
Intel Corp, Call	786	(7,074)	55.00	04/18/19	(11,790)
Intel Corp, Put	786	(44,801)	41.00	04/18/19	(36,942)
International Business Machines Corp, Put	322	(395,224)	120.00	01/17/20	(223,790)
Intuitive Surgical, Inc, Put	63	(47,753)	480.00	02/15/19	(10,584)
Jazz Pharmaceuticals plc, Put	275	(394,621)	130.00	09/20/19	(402,875)
Knight-Swift Transportation Holdings, Inc, Put	945	(42,524)	25.00	02/15/19	(9,450)
Knight-Swift Transportation Holdings, Inc, Put	945	(177,932)	25.00	05/17/19	(66,150)
M&T Bank Corp, Put	235	(17,147)	160.00	02/15/19	(38,775)
McCormick & Co, Inc, Put	360	(55,079)	115.00	03/15/19	(35,640)
Microchip Technology, Inc, Put	500	(304,121)	65.00	04/18/19	(33,500)
Micron Technology, Inc, Put	630	(434,043)	40.00	04/18/19	(272,475)
Microsoft Corp, Call	400	(27,186)	110.00	02/15/19	(10,000)
Microsoft Corp, Put	400	(32,386)	95.00	02/15/19	(6,400)
Nektar Therapeutics, Put	400	(305,196)	41.00	05/17/19	(196,000)
NetFlix, Inc, Put	160	(24,480)	285.00	02/15/19	(8,960)
Neurocrine Biosciences, Inc, Put	475	(15,200)	65.00	03/15/19	(19,000)
NextEra Energy, Inc, Put	256	(13,824)	155.00	03/15/19	(8,960)
Northrop Grumman Corp, Put	51	(185,140)	290.00	05/17/19	(115,005)
Northrop Grumman Corp, Put	77	(303,087)	295.00	05/17/19	(184,030)
NVIDIA Corp, Call	235	(21,620)	155.00	02/08/19	(14,335)
NVIDIA Corp, Put	235	(153,213)	130.00	03/01/19	(77,785)
Parker-Hannifin Corp, Put	209	(108,584)	140.00	05/17/19	(41,800)
PerkinElmer, Inc, Put	475	(18,033)	80.00	02/15/19	(18,033)
PNC Financial Services Group, Inc, Put	320	(116,158)	110.00	05/17/19	(57,760)
PNC Financial Services Group, Inc, Put	320	(171,838)	115.00	05/17/19	(93,600)
PVH Corp, Call	240	(24,000)	120.00	02/15/19	(3,600)
PVH Corp, Put	240	(137,998)	90.00	03/15/19	(10,200)
PVH Corp, Put	240	(111,119)	95.00	06/21/19	(86,400)
PVH Corp, Put	240	(225,117)	100.00	06/21/19	(120,000)
QUALCOMM, Inc, Put	375	(250,497)	60.00	06/21/19	(436,875)
Rockwell Automation, Inc, Put	104	(66,351)	145.00	04/18/19	(11,700)
Roku, Inc, Put	475	(151,048)	30.00	02/15/19	(2,850)
ServiceNow, Inc, Call	220	(160,871)	250.00	05/17/19	(160,871)
ServiceNow, Inc, Put	220	(13,852)	155.00	02/08/19	(14,080)
ServiceNow, Inc, Put	220	(185,559)	200.00	05/17/19	(185,559)
8

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Square, Inc, Put	660	$(29,700)	$59.00	02/08/19	$(7,920)
Stanley Black & Decker, Inc, Put	360	(29,750)	110.00	02/01/19	(1,800)
Stryker Corp, Put	235	(16,215)	150.00	02/15/19	(940)
Take-Two Interactive Software, Inc, Put	320	(32,960)	90.00	02/08/19	(19,200)
Tiffany & Co, Put	477	(461,730)	95.00	05/17/19	(479,385)
Tiffany & Co, Put	477	(1,110,442)	105.00	01/17/20	(1,008,855)
Tiffany & Co, Put	477	(1,289,314)	110.00	01/17/20	(1,175,805)
Ulta Beauty, Inc, Call	84	(17,401)	315.00	03/01/19	(12,390)
Ulta Beauty, Inc, Put	84	(7,314)	255.00	02/22/19	(3,570)
United Parcel Service, Inc, Put	320	(119,438)	95.00	04/18/19	(40,640)
Universal Display Corp, Put	400	(52,399)	75.00	03/01/19	(23,000)
WABCO Holdings, Inc, Put	330	(66,329)	95.00	06/21/19	(62,700)
WABCO Holdings, Inc, Put	320	(279,356)	105.00	06/21/19	(123,200)
WellCare Health Plans, Inc, Call	157	(198,505)	350.00	03/15/19	(12,952)
WellCare Health Plans, Inc, Put	157	(40,500)	250.00	02/15/19	(31,007)
WellCare Health Plans, Inc, Put	157	(161,388)	250.00	06/21/19	(142,085)
WellCare Health Plans, Inc, Put	157	(341,151)	280.00	06/21/19	(330,485)
World Wrestling Entertainment, Inc, Put	470	(33,370)	60.00	02/15/19	(10,810)
Zscaler, Inc, Put	630	(28,958)	40.00	02/15/19	(16,380)
Total	38,974	$(19,487,430)			$(13,113,417)
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.6%
107,516	*	Tesla, Inc	$33,009,562
		TOTAL AUTOMOBILES & COMPONENTS	33,009,562

CAPITAL GOODS - 6.3%
491,156		Airbus SE	56,610,628
271,601		Boeing Co	104,734,777
178,585	*	Middleby Corp	21,005,168
125,719		Northrop Grumman Corp	34,641,870
232,290		Parker-Hannifin Corp	38,283,715
111,165		Roper Industries, Inc	31,488,598
144,638		W.W. Grainger, Inc	42,724,619
		TOTAL CAPITAL GOODS	329,489,375

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
68,003	*	CoStar Group, Inc	26,571,492
682,440	*	IHS Markit Ltd	35,432,285
474,169		Nielsen NV	12,176,660
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	74,180,437

CONSUMER DURABLES & APPAREL - 2.7%
1,137,538		Nike, Inc (Class B)	93,141,611
1,244,853		Tapestry, Inc	48,188,260
		TOTAL CONSUMER DURABLES & APPAREL	141,329,871

CONSUMER SERVICES - 0.8%
60,369	*	Chipotle Mexican Grill, Inc (Class A)	31,972,026
99,688		Marriott International, Inc (Class A)	11,417,267
		TOTAL CONSUMER SERVICES	43,389,293

DIVERSIFIED FINANCIALS - 1.2%
832,976		IntercontinentalExchange Group, Inc	63,939,238
		TOTAL DIVERSIFIED FINANCIALS	63,939,238

ENERGY - 0.3%
25,848		EOG Resources, Inc	2,564,122
715,476	*	Parsley Energy, Inc	13,293,544
		TOTAL ENERGY	15,857,666

FOOD & STAPLES RETAILING - 0.2%
107,190		Walmart, Inc	10,272,018
		TOTAL FOOD & STAPLES RETAILING	10,272,018

FOOD, BEVERAGE & TOBACCO - 1.4%
300,091		Constellation Brands, Inc (Class A)	52,113,803
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

348,664	*	Monster Beverage Corp	$19,957,527
		TOTAL FOOD, BEVERAGE & TOBACCO	72,071,330

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
50,877	*	DexCom, Inc	7,175,183
344,800	*	Edwards Lifesciences Corp	58,760,816
206,324	*	Intuitive Surgical, Inc	108,039,499
265,843		Stryker Corp	47,205,742
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	221,181,240

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
403,996		Procter & Gamble Co	38,973,494
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	38,973,494

MATERIALS - 3.0%
177,258		Albemarle Corp	14,310,038
460,646		Linde plc	75,089,905
163,064		Sherwin-Williams Co	68,734,737
		TOTAL MATERIALS	158,134,680

MEDIA & ENTERTAINMENT - 17.1%
921,211		Activision Blizzard, Inc	43,518,007
148,628	*	Alphabet, Inc (Class A)	167,338,779
163,827	*	Alphabet, Inc (Class C)	182,891,548
1,374,502	*	Facebook, Inc	229,115,738
417,261	*	IAC/InterActiveCorp	88,158,904
293,660	*	NetFlix, Inc	99,697,570
914,955	*	Twitter, Inc	30,705,890
404,559		Walt Disney Co	45,116,420
		TOTAL MEDIA & ENTERTAINMENT	886,542,856

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
359,865	*	Alexion Pharmaceuticals, Inc	44,249,001
359,133	*	BioMarin Pharmaceutical, Inc	35,256,087
422,083		Eli Lilly & Co	50,590,868
657,815		Gilead Sciences, Inc	46,053,628
176,733	*	Illumina, Inc	49,448,126
304,361	*	Incyte Corp	24,528,453
318,229	*	Jazz Pharmaceuticals plc	40,061,849
230,770		Johnson & Johnson	30,710,872
154,724		Lonza Group AG.	40,877,786
723,400		Merck & Co, Inc	53,842,662
272,895	*	QIAGEN NV	10,105,302
1,812,350		Takeda Pharmaceutical Co Ltd (ADR)	36,192,629
283,196		Zoetis, Inc	24,400,167
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	486,317,430

RETAILING - 11.6%
61,919	*	Alibaba Group Holding Ltd (ADR)	10,432,732
170,164	*	Amazon.com, Inc	292,465,972
715,547		Expedia, Inc	85,328,980
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

492,998		Home Depot, Inc	$90,479,923
100,926		Kering	50,616,656
381,664		Kohl’s Corp	26,216,500
157,071	*	Ulta Beauty, Inc	45,852,166
		TOTAL RETAILING	601,392,929

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
137,175		Lam Research Corp	23,262,136
288,745		NVIDIA Corp	41,507,094
566,338		Xilinx, Inc	63,395,876
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	128,165,106

SOFTWARE & SERVICES - 27.4%
527,145	*	Adobe, Inc	130,637,074
16,953	*,g	Adyen NV	12,579,526
809,112	*	Akamai Technologies, Inc	52,673,191
743,977		Automatic Data Processing, Inc	104,037,744
386,599	*	GoDaddy, Inc	26,532,289
638,321		Intuit, Inc	137,762,438
830,424		MasterCard, Inc (Class A)	175,327,419
2,922,998		Microsoft Corp	305,248,681
119,968	*	Palo Alto Networks, Inc	25,771,526
1,196,314	*	PayPal Holdings, Inc	106,184,831
67,132	*	Red Hat, Inc	11,938,755
1,024,365	*	salesforce.com, Inc	155,672,749
286,163	*	ServiceNow, Inc	62,961,583
75		TiVo Corp	835
861,837		Visa, Inc (Class A)	116,356,614
		TOTAL SOFTWARE & SERVICES	1,423,685,255

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
974,519		Apple, Inc	162,198,942
270,013	*	Arista Networks, Inc	57,993,392
1,399,532		Cisco Systems, Inc	66,183,868
388,228		Motorola, Inc	45,387,736
5,232,992		Nokia Corp	33,229,499
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	364,993,437

TELECOMMUNICATION SERVICES - 1.1%
721,001		Softbank Corp	56,788,724
		TOTAL TELECOMMUNICATION SERVICES	56,788,724

		TOTAL COMMON STOCKS	5,149,713,941
		(Cost $3,437,831,877)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.7%
$36,050,000	Federal Home Loan Bank (FHLB)	2.260%	02/01/19	36,050,000
	TOTAL GOVERNMENT AGENCY DEBT			36,050,000
12

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.8%
$12,700,000	United States Treasury Bill	2.321%	02/07/19	$12,695,207
17,460,000	United States Treasury Bill	2.322	02/12/19	17,447,622
11,915,000	United States Treasury Bill	2.308	02/19/19	11,900,994
	TOTAL TREASURY DEBT			42,043,823

	TOTAL SHORT-TERM INVESTMENTS			78,093,823
	(Cost $78,128,968)
	TOTAL INVESTMENTS - 100.6%			5,227,807,764
	(Cost $3,515,960,845)
	OTHER ASSETS & LIABILITIES, NET - (0.6)%			(30,193,593)
	NET ASSETS - 100.0%			$5,197,614,171

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities was $12,579,526 or 0.2% of net assets.

13

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

BANKS - 15.9%
8,087,405		Bank of America Corp	$230,248,420
3,096,250		Citigroup, Inc	199,584,275
465,000		Comerica, Inc	36,614,100
2,745,000		JPMorgan Chase & Co	284,107,500
470,000		PNC Financial Services Group, Inc	57,654,900
2,730,000		Wells Fargo & Co	133,524,300
560,000		Zions Bancorporation	26,650,400
		TOTAL BANKS	968,383,895

CAPITAL GOODS - 8.9%
490,000		Allegion plc	42,071,400
495,400		Deere & Co	81,245,600
580,000		Dover Corp	50,941,400
2,229,300		General Electric Co	22,649,688
668,790		Honeywell International, Inc	96,058,308
800,000		Ingersoll-Rand plc	80,032,000
1,634,820		Masco Corp	52,984,516
350,000		Parker-Hannifin Corp	57,683,500
485,000		Stanley Black & Decker, Inc	61,323,400
		TOTAL CAPITAL GOODS	544,989,812

CONSUMER DURABLES & APPAREL - 0.9%
20,311	*	NVR, Inc	54,027,260
		TOTAL CONSUMER DURABLES & APPAREL	54,027,260

DIVERSIFIED FINANCIALS - 3.0%
408,705		American Express Co	41,974,004
1,139,420		Bank of New York Mellon Corp	59,614,454
421,090		Goldman Sachs Group, Inc	83,380,031
		TOTAL DIVERSIFIED FINANCIALS	184,968,489

ENERGY - 10.6%
570,699	*	Apergy Corp	19,186,900
1,510,000		Chevron Corp	173,121,500
805,025	*	Concho Resources, Inc	96,474,196
594,480		Diamondback Energy, Inc	61,302,778
1,380,000		EOG Resources, Inc	136,896,000
916,490		Exxon Mobil Corp	67,160,387
520,170		National Oilwell Varco, Inc	15,334,612
693,560		Occidental Petroleum Corp	46,315,937
700,000		Schlumberger Ltd	30,947,000
		TOTAL ENERGY	646,739,310
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.7%
440,047		Walmart, Inc	$42,169,704
		TOTAL FOOD & STAPLES RETAILING	42,169,704

FOOD, BEVERAGE & TOBACCO - 2.4%
1,362,350		Mondelez International, Inc	63,022,311
1,052,725		Philip Morris International, Inc	80,765,062
		TOTAL FOOD, BEVERAGE & TOBACCO	143,787,373

HEALTH CARE EQUIPMENT & SERVICES - 9.7%
910,000		Abbott Laboratories	66,411,800
410,000		Anthem, Inc	124,230,000
450,000		Cigna Corp	89,914,500
1,066,000		CVS Health Corp	69,876,300
272,470		HCA Holdings, Inc	37,990,492
631,635		Medtronic plc	55,830,218
314,318		UnitedHealth Group, Inc	84,928,724
544,940		Zimmer Biomet Holdings, Inc	59,703,626
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	588,885,660

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,486,200		Procter & Gamble Co	143,373,714
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	143,373,714

INSURANCE - 6.7%
1,733,900		American International Group, Inc	74,956,497
557,325	*	Berkshire Hathaway, Inc (Class B)	114,552,580
670,000		Chubb Ltd	89,143,500
850,000		Lincoln National Corp	49,716,500
433,475		Marsh & McLennan Cos, Inc	38,228,160
433,475		Prudential Financial, Inc	39,940,387
		TOTAL INSURANCE	406,537,624

MATERIALS - 4.3%
1,100,000		Ball Corp	57,508,000
1,139,420	*	Crown Holdings, Inc	58,110,420
2,043,525		DowDuPont, Inc	109,962,080
360,000		PPG Industries, Inc	37,958,400
		TOTAL MATERIALS	263,538,900

MEDIA & ENTERTAINMENT - 3.0%
4,210,900		Comcast Corp (Class A)	153,992,613
270,000		Walt Disney Co	30,110,400
		TOTAL MEDIA & ENTERTAINMENT	184,103,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
185,775		Amgen, Inc	34,760,360
410,000		Gilead Sciences, Inc	28,704,100
125,000	*	Jazz Pharmaceuticals plc	15,736,250
1,398,722		Johnson & Johnson	186,141,924
1,634,463		Merck & Co, Inc	121,653,081
3,470,000		Pfizer, Inc	147,301,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	534,297,215
15

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE

RETAILING - 1.1%
361,468		Home Depot, Inc			$66,340,222
		TOTAL RETAILING			66,340,222

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
557,325		Applied Materials, Inc			21,780,261
200,000		Broadcom, Inc			53,650,000
2,185,000		Intel Corp			102,957,200
322,010		NXP Semiconductors NV			28,024,530
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			206,411,991

SOFTWARE & SERVICES - 4.6%
383,935		Accenture plc			58,953,219
866,950		DXC Technology Co			55,588,834
900,000		Microsoft Corp			93,987,000
1,500,000		Oracle Corp			75,345,000
		TOTAL SOFTWARE & SERVICES			283,874,053

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
3,802,195		Cisco Systems, Inc			179,805,802
630,000		TE Connectivity Ltd			50,998,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			230,804,302

TELECOMMUNICATION SERVICES - 2.8%
1,486,200		AT&T, Inc			44,675,172
2,291,225		Verizon Communications, Inc			126,154,848
		TOTAL TELECOMMUNICATION SERVICES			170,830,020

TRANSPORTATION - 1.9%
726,667	*,†,b,m	AMR Corporation			7,267
495,400		CSX Corp			32,547,780
532,555		Union Pacific Corp			84,713,525
		TOTAL TRANSPORTATION			117,268,572

UTILITIES - 4.4%
619,250		American Electric Power Co, Inc			48,995,060
520,000		Entergy Corp			46,378,800
1,620,000		FirstEnergy Corp			63,504,000
405,000		NextEra Energy, Inc			72,486,900
309,625		Sempra Energy			36,219,932
		TOTAL UTILITIES			267,584,692

		TOTAL COMMON STOCKS			6,048,915,821
		(Cost $5,467,577,646)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.6%
$35,600,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	35,600,000
		TOTAL GOVERNMENT AGENCY DEBT			35,600,000
16

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.2%
$14,935,000	United States Treasury Bill	2.321%	02/07/19	$14,929,364
	TOTAL TREASURY DEBT			14,929,364

	TOTAL SHORT-TERM INVESTMENTS			50,529,364
	(Cost $50,529,224)
	TOTAL INVESTMENTS - 100.0%			6,099,445,185
	(Cost $5,518,106,870)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			283,453
	NET ASSETS - 100.0%			$6,099,728,638

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
m	Indicates a security that has been deemed illiquid.
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 1.3%
219,695		Aptiv plc	$17,384,465
		TOTAL AUTOMOBILES & COMPONENTS	17,384,465

BANKS - 1.6%
279,584		Citizens Financial Group, Inc	9,483,489
52,644	*	SVB Financial Group	12,286,057
		TOTAL BANKS	21,769,546

CAPITAL GOODS - 11.2%
163,188		Fastenal Co	9,866,346
317,907		Fortive Corp	23,839,846
120,078		Harris Corp	18,393,548
175,157		Ingersoll-Rand plc	17,522,706
234,878		ITT, Inc	12,345,188
411,859		Masco Corp	13,348,350
118,218		Owens Corning, Inc	6,193,441
43,161		Rockwell Automation, Inc	7,316,653
38,480		Roper Industries, Inc	10,899,845
49,071		TransDigm Group, Inc	19,186,761
52,201		W.W. Grainger, Inc	15,419,654
		TOTAL CAPITAL GOODS	154,332,338

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
84,644	*	Verisk Analytics, Inc	9,938,052
170,220		Waste Connections, Inc	14,223,583
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,161,635

CONSUMER DURABLES & APPAREL - 2.1%
53,408	*	Lululemon Athletica, Inc	7,894,236
210,732		Tapestry, Inc	8,157,436
156,568		VF Corp	13,178,329
		TOTAL CONSUMER DURABLES & APPAREL	29,230,001

CONSUMER SERVICES - 3.3%
313,460		Melco Crown Entertainment Ltd (ADR)	6,764,467
203,854	*	Penn National Gaming, Inc	4,941,421
208,772	*	Planet Fitness, Inc	12,092,074
158,536		Restaurant Brands International, Inc	9,932,280
98,716		Royal Caribbean Cruises Ltd	11,850,856
		TOTAL CONSUMER SERVICES	45,581,098

DIVERSIFIED FINANCIALS - 4.3%
144,506		Evercore Partners, Inc (Class A)	12,926,062
272,672	n	iShares Russell Midcap Growth Index Fund	34,520,275
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

271,201		Voya Financial, Inc	$12,591,862
		TOTAL DIVERSIFIED FINANCIALS	60,038,199

ENERGY - 2.0%
74,074		Diamondback Energy, Inc	7,638,511
122,928		ONEOK, Inc	7,893,207
655,398	*	Parsley Energy, Inc	12,177,295
		TOTAL ENERGY	27,709,013

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
26,105	*	Abiomed, Inc	9,164,682
44,566	*	Align Technology, Inc	11,094,706
114,221	*	Centene Corp	14,913,836
183,180	*	Edwards Lifesciences Corp	31,217,536
16,351	*	Guardant Health, Inc	659,599
91,893	*	Insulet Corp	7,460,793
85,848	*	iRhythm Technologies, Inc	7,297,080
97,454	*,e	Teladoc, Inc	6,256,547
53,165	*	WellCare Health Plans, Inc	14,699,059
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	102,763,838

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
102,829		Church & Dwight Co, Inc	6,643,782
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,643,782

INSURANCE - 1.5%
189,012	*	Athene Holding Ltd	8,108,615
460,330	*,e	Trupanion, Inc	12,221,761
		TOTAL INSURANCE	20,330,376

MATERIALS - 3.6%
292,908	*	Crown Holdings, Inc	14,938,308
457,842		Olin Corp	10,809,650
617,203		Tronox Ltd	5,406,698
177,442		Vulcan Materials Co	18,036,979
		TOTAL MATERIALS	49,191,635

MEDIA & ENTERTAINMENT - 5.5%
582,509	*	ANGI Homeservices, Inc	9,902,653
180,033		CBS Corp (Class B)	8,904,432
97,385	*	IAC/InterActiveCorp	20,575,503
93,846	*	Take-Two Interactive Software, Inc	9,905,445
196,603	*	Twitter, Inc	6,597,997
132,059		World Wrestling Entertainment, Inc (Class A)	10,873,738
2,156,128	*	Zynga, Inc	9,659,453
		TOTAL MEDIA & ENTERTAINMENT	76,419,221

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
39,555	*,e	Allogene Therapeutics, Inc	1,199,703
131,110	*	Biohaven Pharmaceutical Holding Co Ltd	4,993,980
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

195,382	*	BioMarin Pharmaceutical, Inc	$19,180,651
625,223	*	Coherus Biosciences, Inc	8,415,502
211,488	*	Exact Sciences Corp	19,050,839
86,000	*	Incyte Corp	6,930,740
128,933	*	Jazz Pharmaceuticals plc	16,231,375
74,629	*	Neurocrine Biosciences, Inc	6,583,770
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,586,560

RETAILING - 10.2%
77,543	*	Burlington Stores, Inc	13,314,909
69,075	*	CarMax, Inc	4,060,229
129,099		Dollar General Corp	14,901,898
127,025		Expedia, Inc	15,147,731
270,983	*	Farfetch Ltd	5,460,307
69,581	*	O’Reilly Automotive, Inc	23,981,787
275,317		Ross Stores, Inc	25,362,202
95,643		Tiffany & Co	8,486,403
177,364		Tractor Supply Co	15,146,886
52,614	*	Ulta Beauty, Inc	15,359,079
		TOTAL RETAILING	141,221,431

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
692,682	*,n	Advanced Micro Devices, Inc	16,908,368
114,182	*	Cree, Inc	5,758,198
212,304	e	Microchip Technology, Inc	17,062,872
127,552		Xilinx, Inc	14,278,171
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	54,007,609

SOFTWARE & SERVICES - 24.8%
257,083	*	Anaplan, Inc	8,069,835
64,711	*	Autodesk, Inc	9,525,459
116,756	*	EPAM Systems, Inc	16,518,639
103,919		Fidelity National Information Services, Inc	10,862,653
226,956	*	Fiserv, Inc	18,821,461
107,280	*	FleetCor Technologies, Inc	21,650,177
380,626	*,e	GDS Holdings Ltd (ADR)	10,809,778
96,745		Global Payments, Inc	10,862,529
210,974	*	GoDaddy, Inc	14,479,146
57,395	*,n	HubSpot, Inc	9,086,202
50,447	*	New Relic, Inc	5,127,938
114,375	*	Nutanix, Inc	5,859,431
51,128	*	Palo Alto Networks, Inc	10,983,317
107,158	*	Pluralsight, Inc	3,212,597
159,704	*	Proofpoint, Inc	16,269,046
220,343	*	RealPage, Inc	12,288,529
107,758	*	Red Hat, Inc	19,163,683
129,313	*	RingCentral, Inc	11,953,694
154,310	*,n	ServiceNow, Inc	33,951,286
57,403	*	Shopify, Inc (Class A)	9,670,683
240,417	*	Smartsheet, Inc	7,544,286
100,459	*	Splunk, Inc	12,541,302
20

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

62,626	*,n	Square, Inc			$4,468,365
51,683	*	Tableau Software, Inc			6,607,155
114,255		Total System Services, Inc			10,238,391
18,769	*	Trade Desk, Inc			2,677,961
76,676	*	Workday, Inc			13,918,994
156,976	*	Worldpay, Inc			13,104,356
129,262	*	Zendesk, Inc			8,729,063
73,730	*	Zscaler, Inc			3,566,320
		TOTAL SOFTWARE & SERVICES			342,562,276

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
257,473		Amphenol Corp (Class A)			22,637,026
73,944	*,n	Arista Networks, Inc			15,881,692
220,054	*	Lumentum Holdings, Inc			10,762,841
115,972		Motorola, Inc			13,558,287
197,807	*	Trimble Navigation Ltd			7,449,412
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			70,289,258

TRANSPORTATION - 1.5%
116,078		JB Hunt Transport Services, Inc			12,424,989
102,209	*	Kirby Corp			7,656,476
		TOTAL TRANSPORTATION			20,081,465

		TOTAL COMMON STOCKS			1,346,303,746
		(Cost $1,101,892,877)

PURCHASED OPTIONS - 0.1%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
350,000		Advanced Micro Devices, Inc			10,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,500

SOFTWARE & SERVICES - 0.1%
57,300		HubSpot, Inc			143,250
75,000		Square, Inc			712,500
		TOTAL SOFTWARE & SERVICES			855,750

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
20,000		Arista Networks, Inc			161,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			161,000

		TOTAL PURCHASED OPTIONS			1,027,250
		(Cost $1,486,798)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 1.4%
$19,450,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	19,450,000
		TOTAL GOVERNMENT AGENCY DEBT			19,450,000
21

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
30,452,084	c	State Street Navigator Securities Lending Government Money Market Portfolio	$30,452,084
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	30,452,084

		TOTAL SHORT-TERM INVESTMENTS	49,902,084
		(Cost $49,902,084)
		TOTAL INVESTMENTS - 101.2%	1,397,233,080
		(Cost $1,153,281,759)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(16,777,241)
		NET ASSETS - 100.0%	$1,380,455,839

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,711,743.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	3,500	$448,120	$20.50	02/01/19	$10,500
Arista Networks, Inc, Call	200	230,478	230.00	03/15/19	161,000
HubSpot, Inc, Put	573	328,575	145.00	02/15/19	143,250
Square, Inc, Call	750	479,625	65.00	03/15/19	712,500
Total	5,023	$1,486,798			$1,027,250

Written options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	3,500	$(339,375)	$23.00	02/22/19	$(798,000)
Advanced Micro Devices, Inc, Put	3,500	(174,878)	18.50	02/01/19	(3,500)
Arista Networks, Inc, Call	200	(105,523)	250.00	03/15/19	(59,000)
Arista Networks, Inc, Call	200	(67,215)	260.00	03/15/19	(33,000)
Arista Networks, Inc, Put	200	(63,631)	170.00	03/15/19	(39,000)
HubSpot, Inc, Call	573	(201,773)	160.00	02/15/19	(336,924)
HubSpot, Inc, Put	573	(215,434)	140.00	02/15/19	(90,534)
ServiceNow, Inc, Call	250	(65,794)	225.00	02/01/19	(65,794)
Square, Inc, Call	750	(238,497)	75.00	03/15/19	(310,500)
Square, Inc, Put	750	(298,496)	55.00	03/15/19	(66,000)
United Rentals, Inc, Put	500	(223,997)	90.00	03/15/19	(17,500)
Total	10,996	$(1,994,613)			$(1,819,752)

22

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.7%
211,473		Aptiv plc	$16,733,858
250,742		Lear Corp	38,596,716
		TOTAL AUTOMOBILES & COMPONENTS	55,330,574

BANKS - 7.5%
174,488		Chemical Financial Corp	7,757,736
156,128		CIT Group, Inc	7,211,552
402,394		Citizens Financial Group, Inc	13,649,204
285,106		Comerica, Inc	22,449,247
591,050		East West Bancorp, Inc	29,741,636
169,223		First Republic Bank	16,352,019
562,956		Hilltop Holdings, Inc	10,364,020
2,753,547		Huntington Bancshares, Inc	36,456,962
658,465		Keycorp	10,844,919
116,175		M&T Bank Corp	19,115,435
580,729		Regions Financial Corp	8,809,659
386,608		SunTrust Banks, Inc	22,972,247
331,058		Synovus Financial Corp	11,726,074
65,892		TCF Financial Corp	1,460,167
597,191		Zions Bancorporation	28,420,320
		TOTAL BANKS	247,331,197

CAPITAL GOODS - 7.7%
504,867		Arconic, Inc	9,501,597
995,393		CNH Industrial NV	9,864,344
139,470		Crane Co	11,542,537
134,034		Cummins, Inc	19,717,742
525,554	*	Evoqua Water Technologies Corp	5,681,239
269,784		Hexcel Corp	18,267,074
278,165		Ingersoll-Rand plc	27,827,626
589,903		ITT, Inc	31,005,302
287,078		L3 Technologies, Inc	56,519,917
476,780		Masco Corp	15,452,440
234,288	*	SPX FLOW, Inc	7,677,618
67,147		Stanley Black & Decker, Inc	8,490,067
229,270		Textron, Inc	12,204,042
615,785		Triumph Group, Inc	10,991,762
86,887	*	WABCO Holdings, Inc	9,925,102
		TOTAL CAPITAL GOODS	254,668,409

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
288,843	*	Stericycle, Inc	12,732,199
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,732,199
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.8%
463,556	*	Capri Holdings Ltd	$19,691,859
611,635		Hanesbrands, Inc	9,168,408
555,558		Lennar Corp (Class A)	26,344,560
167,453	*	Mohawk Industries, Inc	21,566,272
1,077,107		Newell Rubbermaid, Inc	22,845,440
5,698	*	NVR, Inc	15,156,680
216,443	*	Tempur Sealy International, Inc	11,475,808
		TOTAL CONSUMER DURABLES & APPAREL	126,249,027

CONSUMER SERVICES - 2.5%
173,884		ARAMARK Holdings Corp	5,729,478
703,019	*	Penn National Gaming, Inc	17,041,181
637,306		Red Rock Resorts, Inc	16,174,826
263,745		Royal Caribbean Cruises Ltd	31,662,587
130,660		Wyndham Hotels & Resorts, Inc	6,414,099
130,660		Wyndham Worldwide Corp	5,506,013
		TOTAL CONSUMER SERVICES	82,528,184

DIVERSIFIED FINANCIALS - 4.9%
171,970		Ameriprise Financial, Inc	21,771,402
486,482		AXA Equitable Holdings, Inc	9,019,376
404,284		Blackstone Group LP	13,624,371
208,524		Blackstone Mortgage Trust, Inc	7,191,993
788,203		E*TRADE Financial Corp	36,777,552
659,306		MFA Mortgage Investments, Inc	4,832,713
366,483		Raymond James Financial, Inc	29,501,882
376,241		Synchrony Financial	11,302,279
618,109		Voya Financial, Inc	28,698,801
		TOTAL DIVERSIFIED FINANCIALS	162,720,369

ENERGY - 7.8%
118,825		Arch Coal, Inc	10,472,047
387,660	*	Cheniere Energy, Inc	25,449,879
47,084		Cimarex Energy Co	3,547,309
344,028	*	Concho Resources, Inc	41,228,315
206,455	*	Continental Resources, Inc	9,532,027
103,719		EQT Corp	2,019,409
82,960	*	Equitrans Midstream Corp	1,727,227
142,416		Hess Corp	7,690,464
219,364		Magellan Midstream Partners LP	13,479,918
1,081,740	*	Matador Resources Co	21,093,930
1,261,313	*	Parsley Energy, Inc	23,435,196
459,041		Patterson-UTI Energy, Inc	5,568,167
274,294		Plains All American Pipeline LP	6,245,674
281,350		Targa Resources Investments, Inc	12,100,864
1,462,494	*	Transocean Ltd	12,533,574
1,384,497		Williams Cos, Inc	37,284,504
2,006,881	*	WPX Energy, Inc	24,604,361
		TOTAL ENERGY	258,012,865
24

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.5%
796,011		Bunge Ltd	$43,836,326
1,552,922		ConAgra Brands, Inc	33,605,232
686,763		Cott Corp	10,425,062
205,417		Molson Coors Brewing Co (Class B)	13,682,827
233,223		Tyson Foods, Inc (Class A)	14,441,168
		TOTAL FOOD, BEVERAGE & TOBACCO	115,990,615

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
159,818		Cardinal Health, Inc	7,986,105
102,745	*	Centene Corp	13,415,415
393,663	*	Hologic, Inc	17,478,637
68,122	*	Laboratory Corp of America Holdings	9,492,801
104,904		McKesson Corp	13,453,938
140,608	*	Molina Healthcare, Inc	18,698,052
374,494		Zimmer Biomet Holdings, Inc	41,029,562
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	121,554,510

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
290,662		Energizer Holdings, Inc	13,777,379
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,777,379

INSURANCE - 4.8%
18,152		Alleghany Corp	11,464,077
363,610	*	Arch Capital Group Ltd	10,671,953
235,001		Argo Group International Holdings Ltd	15,683,967
338,397	*	Athene Holding Ltd	14,517,231
291,276		Axis Capital Holdings Ltd	15,597,830
108,786		Chubb Ltd	14,473,977
46,713		Everest Re Group Ltd	10,232,483
834,743		Hartford Financial Services Group, Inc	39,166,142
157,698		Lincoln National Corp	9,223,756
199,236		Principal Financial Group	9,975,747
227,376		ProAssurance Corp	9,699,860
		TOTAL INSURANCE	160,707,023

MATERIALS - 7.5%
248,985		Ashland Global Holdings, Inc	18,897,961
313,556		CF Industries Holdings, Inc	13,686,719
376,211		Chemours Co	13,449,543
166,716	*	Clearwater Paper Corp	5,621,664
222,567	*	Crown Holdings, Inc	11,350,917
277,609	*	Ferro Corp	4,627,742
925,698		First Quantum Minerals Ltd	10,715,679
1,559,542		Freeport-McMoRan Copper & Gold, Inc (Class B)	18,153,069
298,550	*	GCP Applied Technologies, Inc	7,523,460
433,144		Louisiana-Pacific Corp	10,560,051
597,866		Newmont Mining Corp	20,393,209
175,221		Nutrien Ltd	9,079,952
943,164		Olin Corp	22,268,102
428,497		Steel Dynamics, Inc	15,678,705
959,797		Tronox Ltd	8,407,822
25

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

300,564		Valvoline, Inc	$6,645,470
167,573		Westlake Chemical Corp	12,383,645
62,129		WestRock Co	2,529,272
503,351		WR Grace and Co	35,742,955
		TOTAL MATERIALS	247,715,937

MEDIA & ENTERTAINMENT - 2.6%
1,270,078		Altice USA, Inc	24,944,332
160,818		CBS Corp (Class B)	7,954,058
360,144	*	DISH Network Corp (Class A)	11,045,617
86,016	*	IAC/InterActiveCorp	18,173,461
683,867		Interpublic Group of Cos, Inc	15,557,974
269,210		Viacom, Inc (Class B)	7,920,158
		TOTAL MEDIA & ENTERTAINMENT	85,595,600

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
98,055	*	Jazz Pharmaceuticals plc	12,344,144
534,008	*	Mylan NV	15,993,539
431,642	*	PerkinElmer, Inc	39,063,601
224,089	*	Prestige Brands Holdings, Inc	6,256,565
716,661	*	Teva Pharmaceutical Industries Ltd (ADR)	14,225,721
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	87,883,570

REAL ESTATE - 10.7%
254,285		American Assets Trust, Inc	10,918,998
261,393		American Campus Communities, Inc	12,029,306
200,228		AvalonBay Communities, Inc	38,627,986
211,755		Boston Properties, Inc	27,924,132
245,344		Camden Property Trust	23,786,101
1,483,986		Cousins Properties, Inc	13,133,276
389,973		CyrusOne, Inc	21,136,536
404,710		Equity Commonwealth	13,096,415
609,591		HCP, Inc	19,226,500
972,989		Host Marriott Corp	17,572,181
330,339		Kennedy-Wilson Holdings, Inc	6,603,477
264,278		Kimco Realty Corp	4,495,369
251,607		Mid-America Apartment Communities, Inc	25,482,757
563,268		Monmouth Real Estate Investment Corp (Class A)	7,739,302
375,523		Park Hotels & Resorts, Inc	11,291,977
262,945		Prologis, Inc	18,185,276
248,182		QTS Realty Trust, Inc	10,450,944
132,242		SL Green Realty Corp	12,223,128
235,421		Ventas, Inc	15,182,300
425,820		Weingarten Realty Investors	12,216,776
416,767		Welltower, Inc	32,295,275
		TOTAL REAL ESTATE	353,618,012

RETAILING - 2.9%
251,223	*	Dollar Tree, Inc	24,325,923
446,875	*	eBay, Inc	15,037,344
135,545		Expedia, Inc	16,163,741
115,610		Foot Locker, Inc	6,461,443
26

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,201,642	*	Groupon, Inc	$4,530,190
27,573		Kohl’s Corp	1,893,989
599,541		L Brands, Inc	16,691,222
552,175	*	Qurate Retail Group, Inc QVC Group	12,009,806
		TOTAL RETAILING	97,113,658

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
554,075	*	Advanced Micro Devices, Inc	13,524,971
317,243	*	Cree, Inc	15,998,565
577,698		Cypress Semiconductor Corp	8,012,671
844,677		Marvell Technology Group Ltd	15,651,865
160,835		NXP Semiconductors NV	13,997,470
375,208	*	ON Semiconductor Corp	7,519,168
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	74,704,710

SOFTWARE & SERVICES - 2.3%
611,583		DXC Technology Co	39,214,702
181,674	*	Proofpoint, Inc	18,507,131
444,722	*	Teradata Corp	19,736,762
		TOTAL SOFTWARE & SERVICES	77,458,595

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
524,020	*	Ciena Corp	19,959,922
693,708	*	CommScope Holding Co, Inc	14,505,434
422,647		Corning, Inc	14,057,239
807,013	*	Extreme Networks, Inc	6,101,018
497,430		Juniper Networks, Inc	12,903,334
225,842	*	Lumentum Holdings, Inc	11,045,932
2,176,999		Nokia Corp	13,823,944
83,060		TE Connectivity Ltd	6,723,707
188,223		Western Digital Corp	8,468,153
299,794		Xerox Corp	8,457,189
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	116,045,872

TELECOMMUNICATION SERVICES - 0.9%
704,424		CenturyLink, Inc	10,791,775
502,235		Telephone & Data Systems, Inc	18,190,952
		TOTAL TELECOMMUNICATION SERVICES	28,982,727

TRANSPORTATION - 3.4%
450,007		Alaska Air Group, Inc	28,777,948
901,633		American Airlines Group, Inc	32,251,412
84,598		Kansas City Southern Industries, Inc	8,946,238
250,194	*	Kirby Corp	18,742,033
713,509		Knight-Swift Transportation Holdings, Inc	22,653,911
		TOTAL TRANSPORTATION	111,371,542

UTILITIES - 11.1%
251,107		Alliant Energy Corp	11,166,728
103,026		Ameren Corp	7,143,823
203,042		American Water Works Co, Inc	19,425,028
27

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE

698,009		Centerpoint Energy, Inc			$21,582,438
317,524		DTE Energy Co			37,388,451
253,179		Edison International			14,423,608
367,987		Entergy Corp			32,820,760
111,532		Evergy, Inc			6,393,014
1,209,791		FirstEnergy Corp			47,423,807
896,002		NiSource, Inc			24,442,935
309,840		OGE Energy Corp			12,687,948
266,082	*,b	PG&E Corp			3,459,066
280,155		Pinnacle West Capital Corp			24,687,259
483,811		Public Service Enterprise Group, Inc			26,391,890
322,948		Sempra Energy			37,778,457
189,338		Southwest Gas Corp			14,828,952
511,233	*	Vistra Energy Corp			12,837,061
275,083		Xcel Energy, Inc			14,403,346
		TOTAL UTILITIES			369,284,571

		TOTAL COMMON STOCKS			3,261,377,145
		(Cost $2,714,147,033)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
$3,250,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	3,250,000
		TOTAL GOVERNMENT AGENCY DEBT			3,250,000

		TOTAL SHORT-TERM INVESTMENTS			3,250,000
		(Cost $3,264,935)
		TOTAL INVESTMENTS - 98.5%			3,264,627,145
		(Cost $2,717,411,968)
		OTHER ASSETS & LIABILITIES, NET - 1.5%			50,353,332
		NET ASSETS - 100.0%			$3,314,980,477

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy

28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
22,656		Lear Corp	$3,487,438
15,731	*	Tesla, Inc	4,829,732
		TOTAL AUTOMOBILES & COMPONENTS	8,317,170

BANKS - 0.4%
19,740		BOK Financial Corp	1,640,592
119,780		Comerica, Inc	9,431,477
		TOTAL BANKS	11,072,069

CAPITAL GOODS - 7.6%
46,711		3M Co	9,356,213
213,452		Allison Transmission Holdings, Inc	10,388,709
56,284		Armstrong World Industries, Inc	3,829,563
136,290		Boeing Co	52,556,150
32,748		Caterpillar, Inc	4,360,724
3,273		Deere & Co	536,772
235,624	*	HD Supply Holdings, Inc	9,882,071
162,638		Honeywell International, Inc	23,359,696
31,262		Huntington Ingalls	6,454,040
44,756		Ingersoll-Rand plc	4,477,390
27,851		Lockheed Martin Corp	8,068,156
13,613		Northrop Grumman Corp	3,751,062
88,183		Raytheon Co	14,529,031
207,787	*	Sensata Technologies Holding plc	9,869,883
37,206		TransDigm Group, Inc	14,547,546
75,809	*	United Rentals, Inc	9,495,835
42,688		W.W. Grainger, Inc	12,609,608
		TOTAL CAPITAL GOODS	198,072,449

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,249		Cintas Corp	234,200
133,095		KAR Auction Services, Inc	6,922,271
66,303		Robert Half International, Inc	4,271,902
58,352	*	Verisk Analytics, Inc	6,851,108
41,691		Waste Management, Inc	3,988,578
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,268,059

CONSUMER DURABLES & APPAREL - 1.5%
215,668		Hanesbrands, Inc	3,232,864
202,033		Nike, Inc (Class B)	16,542,462
71,781		Polaris Industries, Inc	6,020,990
207,315		Pulte Homes, Inc	5,765,430
207,214		Toll Brothers, Inc	7,654,485
		TOTAL CONSUMER DURABLES & APPAREL	39,216,231
29

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.7%
48,861		Dunkin Brands Group, Inc	$3,341,604
325,431		Extended Stay America, Inc	5,564,870
178,107		H&R Block, Inc	4,201,544
30,737		Marriott International, Inc (Class A)	3,520,309
36,860		McDonald’s Corp	6,589,831
42,428		Service Corp International	1,821,010
278,494		Starbucks Corp	18,976,581
7,228		Vail Resorts, Inc	1,360,743
		TOTAL CONSUMER SERVICES	45,376,492

DIVERSIFIED FINANCIALS - 6.9%
135,539		American Express Co	13,919,855
34,981		Ameriprise Financial, Inc	4,428,595
92,156		Capital One Financial Corp	7,426,852
153,128		Charles Schwab Corp	7,161,797
48,897		CME Group, Inc	8,912,945
12,367	*	Credit Acceptance Corp	4,922,313
153,107		Discover Financial Services	10,333,191
160,488		E*TRADE Financial Corp	7,488,370
14,865		Evercore Partners, Inc (Class A)	1,329,674
12,449		Factset Research Systems, Inc	2,721,725
157,374		IntercontinentalExchange Group, Inc	12,080,028
508,500		iShares Russell 1000 Growth Index Fund	72,466,335
29,288		Lazard Ltd (Class A)	1,165,370
110,169		LPL Financial Holdings, Inc	7,752,593
125,550	*	OneMain Holdings, Inc	3,752,690
6,988		S&P Global, Inc	1,339,250
22,634		Santander Consumer USA Holdings, Inc	431,404
348,778		Synchrony Financial	10,477,291
3,361		T Rowe Price Group, Inc	314,119
60,243		Voya Financial, Inc	2,797,082
		TOTAL DIVERSIFIED FINANCIALS	181,221,479

ENERGY - 0.3%
42,753		Apache Corp	1,403,153
28,765	*	Cheniere Energy, Inc	1,888,422
8,453	*	Continental Resources, Inc	390,275
123,585		Halliburton Co	3,875,626
9,061	*	Kosmos Energy Ltd	46,483
14,527	*	Newfield Exploration Co	265,554
		TOTAL ENERGY	7,869,513

FOOD & STAPLES RETAILING - 0.6%
65,122		Costco Wholesale Corp	13,977,135
22,906		Sysco Corp	1,462,548
		TOTAL FOOD & STAPLES RETAILING	15,439,683

FOOD, BEVERAGE & TOBACCO - 2.7%
324,745		Altria Group, Inc	16,026,166
30

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

26,873		Brown-Forman Corp (Class B)	$1,269,749
60,187		Campbell Soup Co	2,132,425
478,618		Coca-Cola Co	23,035,884
45,366		Kellogg Co	2,677,048
23,753	*	Monster Beverage Corp	1,359,622
201,736		PepsiCo, Inc	22,729,595
		TOTAL FOOD, BEVERAGE & TOBACCO	69,230,489

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
99,464		AmerisourceBergen Corp	8,292,314
48,672	*	Boston Scientific Corp	1,856,837
56,261	*	Centene Corp	7,345,999
5,330		Chemed Corp	1,588,020
50,911		Cigna Corp	10,172,527
54,713		CVS Health Corp	3,586,437
10,047	*	Edwards Lifesciences Corp	1,712,210
81,601		Encompass Health Corp	5,454,211
84,649		HCA Holdings, Inc	11,802,610
16,077		Humana, Inc	4,967,632
10,665	*	Intuitive Surgical, Inc	5,584,621
34,531	*	Premier, Inc	1,373,988
32,863		Stryker Corp	5,835,483
215,620		UnitedHealth Group, Inc	58,260,524
49,987	*	Veeva Systems, Inc	5,451,582
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	133,284,995

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
136,868		Church & Dwight Co, Inc	8,843,042
83,632		Clorox Co	12,409,316
58,287		Energizer Holdings, Inc	2,762,804
6,922		Estee Lauder Cos (Class A)	944,299
147,585	*	Herbalife Ltd	8,810,825
144,620		Kimberly-Clark Corp	16,107,775
27,793		Nu Skin Enterprises, Inc (Class A)	1,824,610
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	51,702,671

INSURANCE - 1.2%
67,522	*	Berkshire Hathaway, Inc (Class B)	13,878,472
273,745		Progressive Corp	18,420,301
		TOTAL INSURANCE	32,298,773

MATERIALS - 2.1%
109,185	*	Berry Plastics Group, Inc	5,377,361
149,694		Chemours Co	5,351,561
109,004		International Paper Co	5,170,060
138,217		LyondellBasell Industries AF S.C.A	12,020,732
127,463		Packaging Corp of America	12,022,310
233,966		Steel Dynamics, Inc	8,560,816
67,325		Westlake Chemical Corp	4,975,318
		TOTAL MATERIALS	53,478,158
31

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 11.1%
58,322	*	Alphabet, Inc (Class A)	$65,664,157
59,464	*	Alphabet, Inc (Class C)	66,383,826
97,289	*	AMC Networks, Inc	6,123,370
2,259		Cable One, Inc	1,997,724
5,710		CBS Corp (Class B)	282,417
15,471	*	Charter Communications, Inc	5,121,674
423,747	*	Facebook, Inc	70,634,387
142,699		Interpublic Group of Cos, Inc	3,246,402
94,853	*	Live Nation, Inc	5,075,584
70,539	*	NetFlix, Inc	23,947,990
118,947		Omnicom Group, Inc	9,263,592
231,296	*	Twitter, Inc	7,762,294
222,029		Walt Disney Co	24,760,674
		TOTAL MEDIA & ENTERTAINMENT	290,264,091

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
273,076		AbbVie, Inc	21,925,272
9,169	*	Alexion Pharmaceuticals, Inc	1,127,420
149,352		Amgen, Inc	27,945,253
56,000	*	Biogen Idec, Inc	18,691,680
75,016		Bristol-Myers Squibb Co	3,703,540
107,937	*	Celgene Corp	9,548,107
30,165	*	Charles River Laboratories International, Inc	3,716,026
75,592		Eli Lilly & Co	9,060,457
134,033	*	Exelixis, Inc	3,159,158
276,189		Gilead Sciences, Inc	19,335,992
23,835	*	Illumina, Inc	6,668,795
60,512		Johnson & Johnson	8,052,937
30,143	*	Regeneron Pharmaceuticals, Inc	12,939,486
23,761		Thermo Fisher Scientific, Inc	5,837,365
40,560	*	Vertex Pharmaceuticals, Inc	7,743,309
207,858		Zoetis, Inc	17,909,045
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177,363,842

REAL ESTATE - 1.6%
70,400		American Tower Corp	12,167,936
20,661		Coresite Realty	2,041,100
10,727		Crown Castle International Corp	1,255,703
218		Equinix, Inc	85,892
7,365		Equity Lifestyle Properties, Inc	779,806
34,579		Extra Space Storage, Inc	3,409,835
36,713		Omega Healthcare Investors, Inc	1,475,496
15,521		Public Storage, Inc	3,298,523
88,620		Simon Property Group, Inc	16,139,474
		TOTAL REAL ESTATE	40,653,765

RETAILING - 11.2%
11,635		Advance Auto Parts, Inc	1,852,292
81,491	*	Amazon.com, Inc	140,061,026
5,871	*	AutoZone, Inc	4,974,733
107,971		Best Buy Co, Inc	6,396,202
32

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

12,802	*	Booking Holdings, Inc	$23,463,634
27,581		Dollar General Corp	3,183,675
48,774		Gap, Inc	1,240,810
229,374		Home Depot, Inc	42,097,010
191,171		L Brands, Inc	5,322,201
134,172		Lowe’s Companies, Inc	12,901,980
163,029	*,e	Michaels Cos, Inc/The	2,259,582
32,317	*	O’Reilly Automotive, Inc	11,138,377
139,240		Ross Stores, Inc	12,826,789
320,482		TJX Companies, Inc	15,937,570
340	*	Ulta Beauty, Inc	99,253
120,026	*	Urban Outfitters, Inc	3,876,840
103,708	e	Williams-Sonoma, Inc	5,644,826
		TOTAL RETAILING	293,276,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
533,212	*	Advanced Micro Devices, Inc	13,015,705
58,443		Applied Materials, Inc	2,283,952
89,758		Broadcom, Inc	24,077,583
117,967		Kla-Tencor Corp	12,571,743
59,998		Lam Research Corp	10,174,461
321,348	*	Micron Technology, Inc	12,281,921
48,217		NVIDIA Corp	6,931,194
566,312	*	ON Semiconductor Corp	11,348,892
76,922		Skyworks Solutions, Inc	5,618,383
195,484		Teradyne, Inc	7,035,469
294,060		Texas Instruments, Inc	29,605,961
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	134,945,264

SOFTWARE & SERVICES - 19.1%
182,378		Accenture plc	28,004,142
82,260	*	Adobe, Inc	20,385,673
155,981	*	Akamai Technologies, Inc	10,154,363
48,909		Alliance Data Systems Corp	8,685,749
59,993		Automatic Data Processing, Inc	8,389,421
143,192		Booz Allen Hamilton Holding Co	7,035,023
169,148	*	Cadence Design Systems, Inc	8,124,178
49,863		CDK Global, Inc	2,438,799
46,948		Cognizant Technology Solutions Corp (Class A)	3,271,337
43,318	*	Euronet Worldwide, Inc	4,982,003
13,072	*	First American Corp	474,514
318,967	*	First Data Corp	7,862,537
181,933	*	Fiserv, Inc	15,087,704
140,282	*	Fortinet, Inc	10,741,393
100,846		International Business Machines Corp	13,555,719
38,703		Intuit, Inc	8,352,881
32,128	*	Manhattan Associates, Inc	1,566,883
224,180		MasterCard, Inc (Class A)	47,331,123
1,491,647		Microsoft Corp	155,772,696
148,745	*	Nutanix, Inc	7,620,206
54,588	*	Okta, Inc	4,499,689
177,658		Paychex, Inc	12,578,186
33

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY			VALUE

195,370	*	PayPal Holdings, Inc			$17,341,041
48,565	*	RingCentral, Inc			4,489,349
350,910		Sabre Corp			8,063,912
90,240	*	salesforce.com, Inc			13,713,773
14,804	*	ServiceNow, Inc			3,257,176
128,675		Total System Services, Inc			11,530,567
326,077		Visa, Inc (Class A)			44,023,656
10,593		VMware, Inc (Class A)			1,600,284
38,672	*	WEX, Inc			6,238,954
6,222	*	Workday, Inc			1,129,480
		TOTAL SOFTWARE & SERVICES			498,302,411

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
10,933		Amphenol Corp (Class A)			961,229
980,084		Apple, Inc			163,125,181
125,635		CDW Corp			10,461,626
59,166	*	F5 Networks, Inc			9,522,768
69,986	*	NCR Corp			1,872,126
115,656		NetApp, Inc			7,375,383
332,772	*	Pure Storage, Inc			5,959,947
46,037	e	Ubiquiti Networks, Inc			4,981,664
59,584	*	Zebra Technologies Corp (Class A)			10,343,782
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			214,603,706

TELECOMMUNICATION SERVICES - 0.3%
95,806	*	T-Mobile US, Inc			6,670,014
		TOTAL TELECOMMUNICATION SERVICES			6,670,014

TRANSPORTATION - 2.9%
118,043		CH Robinson Worldwide, Inc			10,242,591
195,064		CSX Corp			12,815,705
98,743		Delta Air Lines, Inc			4,880,866
100,539		Expeditors International of Washington, Inc			6,967,353
26,263		FedEx Corp			4,663,521
230,323		Southwest Airlines Co			13,073,134
109,489		Union Pacific Corp			17,416,415
62,153		United Parcel Service, Inc (Class B)			6,550,926
		TOTAL TRANSPORTATION			76,610,511

		TOTAL COMMON STOCKS			2,601,538,635
		(Cost $1,795,184,222)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.3%
$6,300,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	6,300,000
		TOTAL GOVERNMENT AGENCY DEBT			6,300,000
34

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
5,533,758	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,533,758
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,533,758

		TOTAL SHORT-TERM INVESTMENTS	11,833,758
		(Cost $11,833,758)
		TOTAL INVESTMENTS - 100.2%	2,613,372,393
		(Cost $1,807,017,980)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(4,022,722)
		NET ASSETS - 100.0%	$2,609,349,671

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,445,528.
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
73,920		BorgWarner, Inc	$3,023,328
400,712		Ford Motor Co	3,526,266
43,913	*	Garrett Motion, Inc	701,291
290,144		General Motors Co	11,321,419
73,846		Gentex Corp	1,564,058
41,425		Lear Corp	6,376,550
		TOTAL AUTOMOBILES & COMPONENTS	26,512,912

BANKS - 13.0%
2,105,738		Bank of America Corp	59,950,361
7,375		Bank OZK	223,758
29,984		BankUnited	1,013,759
313,870		BB&T Corp	15,316,856
626,768		Citigroup, Inc	40,401,465
355,402		Citizens Financial Group, Inc	12,055,236
147,872		Comerica, Inc	11,643,441
52,485		East West Bancorp, Inc	2,641,045
519,449		Fifth Third Bancorp	13,931,622
740,644		JPMorgan Chase & Co	76,656,654
66,871		PacWest Bancorp	2,580,552
54,302		PNC Financial Services Group, Inc	6,661,226
187,856		Popular, Inc	10,258,816
28,152		Signature Bank	3,584,031
142,625		SunTrust Banks, Inc	8,474,778
75,007		Synovus Financial Corp	2,656,748
218,708		TCF Financial Corp	4,846,569
28,871		TFS Financial Corp	470,886
367,510		Umpqua Holdings Corp	6,497,577
93,838		US Bancorp	4,800,752
728,670		Wells Fargo & Co	35,639,250
263,100		Zions Bancorporation	12,520,929
		TOTAL BANKS	332,826,311

CAPITAL GOODS - 4.9%
49,498	*	Aecom Technology Corp	1,515,134
60,267		Air Lease Corp	2,286,530
74,923		Arcosa, Inc	2,204,984
85		Cummins, Inc	12,504
219,477		Eaton Corp	16,735,121
466,403		General Electric Co	4,738,655
119,030	*	HD Supply Holdings, Inc	4,992,118
50,174		Hexcel Corp	3,397,282
124,883		Honeywell International, Inc	17,936,945
40,571		Hubbell, Inc	4,435,627
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

40,785		Huntington Ingalls	$8,420,063
122,919		Ingersoll-Rand plc	12,296,817
62,626		ITT, Inc	3,291,623
339,271		Johnson Controls International plc	11,457,182
11,573		Lockheed Martin Corp	3,352,582
111,267		nVent Electric plc	2,783,900
230,573		Owens Corning, Inc	12,079,719
756		Terex Corp	23,217
114,983		United Technologies Corp	13,576,043
		TOTAL CAPITAL GOODS	125,536,046

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
212,300	e	ADT, Inc	1,532,806
33,368	*	Clean Harbors, Inc	1,975,719
4,082		Dun & Bradstreet Corp	590,829
141,912		Republic Services, Inc	10,886,069
95,474		Waste Management, Inc	9,133,998
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,119,421

CONSUMER DURABLES & APPAREL - 0.2%
216,550		Pulte Homes, Inc	6,022,256
		TOTAL CONSUMER DURABLES & APPAREL	6,022,256

CONSUMER SERVICES - 2.9%
87,370		ARAMARK Holdings Corp	2,878,841
227,508		Carnival Corp	13,099,911
85,796		Darden Restaurants, Inc	9,002,574
219,570		Extended Stay America, Inc	3,754,647
279,310		H&R Block, Inc	6,588,923
96,816		International Game Technology plc	1,583,910
49,248		Las Vegas Sands Corp	2,874,113
80,739		McDonald’s Corp	14,434,518
69,979	*	Norwegian Cruise Line Holdings Ltd	3,599,020
90,122		Royal Caribbean Cruises Ltd	10,819,146
171,350		Yum China Holdings, Inc	6,245,708
		TOTAL CONSUMER SERVICES	74,881,311

DIVERSIFIED FINANCIALS - 6.1%
22,053		Affiliated Managers Group, Inc	2,314,462
48,321		AGNC Investment Corp	865,429
313,373		Ally Financial, Inc	8,166,500
15,029		American Express Co	1,543,478
33,806		Ameriprise Financial, Inc	4,279,840
161,359		Annaly Capital Management, Inc	1,684,588
61,113		Bank of New York Mellon Corp	3,197,432
16,639		BlackRock, Inc	6,906,516
131,584		Capital One Financial Corp	10,604,355
31,586		CME Group, Inc	5,757,496
64,664		E*TRADE Financial Corp	3,017,222
34,964		Goldman Sachs Group, Inc	6,923,222
16,265		IntercontinentalExchange Group, Inc	1,248,502
586,500		iShares Russell 1000 Value Index Fund	70,104,345
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

61,663		Legg Mason, Inc	$1,837,558
265,802		Morgan Stanley	11,243,425
5,835		New Residential Investment Corp	99,078
10,070	*	OneMain Holdings, Inc	300,992
246,665		Santander Consumer USA Holdings, Inc	4,701,435
86,910		State Street Corp	6,161,919
143,429		Synchrony Financial	4,308,607
		TOTAL DIVERSIFIED FINANCIALS	155,266,401

ENERGY - 8.7%
21,638		Anadarko Petroleum Corp	1,024,127
196,903		Apache Corp	6,462,356
47,655	*	Apergy Corp	1,602,161
269,779		Cabot Oil & Gas Corp	6,730,986
422,813		Chevron Corp	48,475,510
64,332		Cimarex Energy Co	4,846,773
6,139	*	Concho Resources, Inc	735,698
313,608		ConocoPhillips	21,228,126
33,327	*	Continental Resources, Inc	1,538,708
24,812		Diamondback Energy, Inc	2,558,613
68,425		EOG Resources, Inc	6,787,760
219,542	*	Equitrans Midstream Corp	4,570,864
746,325		Exxon Mobil Corp	54,690,696
10,932		Kinder Morgan, Inc	197,869
224,496		Marathon Petroleum Corp	14,875,105
26,950		Murphy Oil Corp	737,082
243,102	*	Newfield Exploration Co	4,443,905
102,473		Occidental Petroleum Corp	6,843,147
101,045		PBF Energy, Inc	3,700,268
145,405		Phillips 66	13,873,091
24,509		Pioneer Natural Resources Co	3,488,121
117,454		Schlumberger Ltd	5,192,641
99,536		Valero Energy Corp	8,741,252
		TOTAL ENERGY	223,344,859

FOOD & STAPLES RETAILING - 2.8%
409,951		Kroger Co	11,613,912
221,602	*	US Foods Holding Corp	7,472,419
265,972		Walgreens Boots Alliance, Inc	19,219,137
347,987		Walmart, Inc	33,347,594
		TOTAL FOOD & STAPLES RETAILING	71,653,062

FOOD, BEVERAGE & TOBACCO - 3.1%
11,674		Coca-Cola Co	561,870
155,276		General Mills, Inc	6,900,465
71,234		Hershey Co	7,557,927
59,090		Ingredion, Inc	5,849,910
32,000		Kraft Heinz Co	1,537,920
165,065		Molson Coors Brewing Co (Class B)	10,994,980
94,587		Mondelez International, Inc	4,375,595
97,978		PepsiCo, Inc	11,039,181
38

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

249,441		Philip Morris International, Inc	$19,137,114
194,773		Tyson Foods, Inc (Class A)	12,060,344
		TOTAL FOOD, BEVERAGE & TOBACCO	80,015,306

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
206,749		Abbott Laboratories	15,088,542
15,724		Anthem, Inc	4,764,372
6,133		Becton Dickinson & Co	1,529,938
264,703		Cardinal Health, Inc	13,227,209
27,989		Cigna Corp	5,592,482
372,323		CVS Health Corp	24,405,773
31,357		Danaher Corp	3,478,119
68,920	*	DaVita, Inc	3,868,480
89,312		HCA Holdings, Inc	12,452,772
277,046	*	Hologic, Inc	12,300,842
116,751		McKesson Corp	14,973,316
213,600		Medtronic plc	18,880,104
195,441	*	Premier, Inc	7,776,597
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	138,338,546

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
58,042		Colgate-Palmolive Co	3,754,157
46,494		Energizer Holdings, Inc	2,203,816
173,622	*	Herbalife Ltd	10,365,233
574,792		Procter & Gamble Co	55,450,184
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	71,773,390

INSURANCE - 5.5%
88,515		Aflac, Inc	4,222,166
131,683		Allstate Corp	11,570,985
44,803		American Financial Group, Inc	4,273,758
8,415		American International Group, Inc	363,780
142,007	*	Athene Holding Ltd	6,092,100
303,585	*	Berkshire Hathaway, Inc (Class B)	62,398,861
46,729		Chubb Ltd	6,217,293
26,418		CNA Financial Corp	1,211,530
111,357		First American Financial Corp	5,576,759
7,565		Hartford Financial Services Group, Inc	354,950
261,972		Metlife, Inc	11,964,261
162,274		Principal Financial Group	8,125,059
95,290		Prudential Financial, Inc	8,780,021
44,879		Reinsurance Group of America, Inc (Class A)	6,482,772
79,566		UnumProvident Corp	2,765,714
		TOTAL INSURANCE	140,400,009

MATERIALS - 4.9%
3,257		Ardagh Group S.A.	39,475
185,469	*	Berry Plastics Group, Inc	9,134,348
180,113		Domtar Corp	8,447,300
275,960		DowDuPont, Inc	14,849,408
830,638		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,668,626
520,081		Huntsman Corp	11,426,180
39

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

299,017		International Paper Co	$14,182,376
142,795		LyondellBasell Industries AF S.C.A	12,418,881
96,435		Olin Corp	2,276,830
442,997		Owens-Illinois, Inc	8,890,950
98,430		Sealed Air Corp	3,887,985
636		Silgan Holdings, Inc	17,566
343,014		Steel Dynamics, Inc	12,550,882
58,842		Westlake Chemical Corp	4,348,424
258,529		WestRock Co	10,524,716
33,730		WR Grace and Co	2,395,167
		TOTAL MATERIALS	125,059,114

MEDIA & ENTERTAINMENT - 2.8%
315	*	Charter Communications, Inc	104,281
109,459		Cinemark Holdings, Inc	4,479,062
936,284		Comcast Corp (Class A)	34,239,906
2,048	*	Discovery, Inc (Class A)	58,122
37,321	*	Discovery, Inc (Class C)	994,605
123,138		Interpublic Group of Cos, Inc	2,801,389
1,119	*	Liberty Broadband Corp (Class C)	95,137
64,472	*	Liberty SiriusXM Group (Class C)	2,576,301
90,187		Omnicom Group, Inc	7,023,764
17,053		Tribune Co	782,903
175,031		Twenty-First Century Fox, Inc	8,630,779
66,423		Twenty-First Century Fox, Inc (Class B)	3,258,712
42,030		Viacom, Inc (Class B)	1,236,523
57,489		Walt Disney Co	6,411,173
		TOTAL MEDIA & ENTERTAINMENT	72,692,657

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
80,042		Agilent Technologies, Inc	6,087,194
45,473		Allergan plc	6,547,203
35,741		Amgen, Inc	6,687,498
17,633	*	Biogen Idec, Inc	5,885,543
187,628		Bristol-Myers Squibb Co	9,263,194
118,280		Eli Lilly & Co	14,177,041
148,228		Gilead Sciences, Inc	10,377,442
408,528		Johnson & Johnson	54,366,906
483,473		Merck & Co, Inc	35,984,895
1,226,772		Pfizer, Inc	52,076,472
48,977		Thermo Fisher Scientific, Inc	12,032,180
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	213,485,568

REAL ESTATE - 4.0%
4,285		American Campus Communities, Inc	197,196
3,945		American Homes 4 Rent	87,224
9,133		Apartment Investment & Management Co (Class A)	452,266
21,648		AvalonBay Communities, Inc	4,176,332
68,547		Boston Properties, Inc	9,039,293
98,075		Brandywine Realty Trust	1,476,029
366,402		Brixmor Property Group, Inc	6,276,466
40

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

6,853		Camden Property Trust	$664,398
446		Corporate Office Properties Trust	11,012
228,786		CubeSmart	7,080,927
14,158		Digital Realty Trust, Inc	1,533,878
247,249		Douglas Emmett, Inc	9,353,430
33,160		Entertainment Properties Trust	2,422,669
56,069		Equity Residential	4,068,367
9,064		Essex Property Trust, Inc	2,458,157
64,247		Extra Space Storage, Inc	6,335,397
144,591		Gaming and Leisure Properties, Inc	5,422,162
46,124		Hospitality Properties Trust	1,229,666
521,262		Host Marriott Corp	9,413,992
12,387		Invitation Homes, Inc	278,583
131,899		Kilroy Realty Corp	9,293,603
74,899		Lamar Advertising Co	5,576,230
12,490		Mid-America Apartment Communities, Inc	1,264,987
37,839		Simon Property Group, Inc	6,891,239
5,609		Starwood Property Trust, Inc	123,847
136,180		STORE Capital Corp	4,401,337
7,337		Sun Communities, Inc	806,410
28,484		UDR, Inc	1,246,175
		TOTAL REAL ESTATE	101,581,272

RETAILING - 2.3%
9,418	*	AutoZone, Inc	7,980,248
139,787		Best Buy Co, Inc	8,280,982
74,365		Dick’s Sporting Goods, Inc	2,625,828
7,138	*	eBay, Inc	240,194
160,828		Foot Locker, Inc	8,988,677
131,416		Kohl’s Corp	9,026,965
112,588		Penske Auto Group, Inc	5,278,125
33,744	*	Qurate Retail Group, Inc QVC Group	733,932
214,351		Target Corp	15,647,623
		TOTAL RETAILING	58,802,574

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
14,130		Broadcom, Inc	3,790,372
1,088,642		Intel Corp	51,296,811
84,271	*	Micron Technology, Inc	3,220,838
723		NXP Semiconductors NV	62,923
43,271	*	Qorvo, Inc	2,828,192
155,767		QUALCOMM, Inc	7,713,582
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	68,912,718

SOFTWARE & SERVICES - 2.2%
29,315		Cognizant Technology Solutions Corp (Class A)	2,042,669
2,816		DXC Technology Co	180,562
4,334		Fidelity National Information Services, Inc	453,033
38,445	*	First American Corp	1,395,554
26,097		International Business Machines Corp	3,507,959
17,449		LogMeIn, Inc	1,623,106
89,794		Microsoft Corp	9,377,187
41

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

501,349		Oracle Corp	$25,182,760
241,142		Sabre Corp	5,541,443
387,182		Western Union Co	7,066,072
		TOTAL SOFTWARE & SERVICES	56,370,345

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
912,210		Cisco Systems, Inc	43,138,411
191,888		Corning, Inc	6,382,195
140,204	*	Dell Technologies, Inc	6,812,512
50,095		Flir Systems, Inc	2,448,644
374,321		Hewlett Packard Enterprise Co	5,835,664
174,028		HP, Inc	3,833,837
222,093		Juniper Networks, Inc	5,761,092
38,058		Motorola, Inc	4,449,361
29,733		National Instruments Corp	1,314,793
53,985	*	NCR Corp	1,444,099
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	81,420,608

TELECOMMUNICATION SERVICES - 3.2%
1,258,240		AT&T, Inc	37,822,694
124,926		Telephone & Data Systems, Inc	4,524,820
725,960		Verizon Communications, Inc	39,971,358
		TOTAL TELECOMMUNICATION SERVICES	82,318,872

TRANSPORTATION - 3.5%
52,260		Copa Holdings S.A. (Class A)	4,956,861
129,677		CSX Corp	8,519,779
278,081		Delta Air Lines, Inc	13,745,544
226,125	*	JetBlue Airways Corp	4,067,989
88,744		Norfolk Southern Corp	14,885,918
100,752		Ryder System, Inc	5,834,548
227,289		Southwest Airlines Co	12,900,924
75,303		Union Pacific Corp	11,978,448
157,749	*	United Continental Holdings, Inc	13,766,755
		TOTAL TRANSPORTATION	90,656,766

UTILITIES - 5.2%
136,869		AES Corp	2,243,283
46,252		Ameren Corp	3,207,114
46,993		American Electric Power Co, Inc	3,718,086
60,274		American Water Works Co, Inc	5,766,414
33,131		Atmos Energy Corp	3,234,579
358,888		Centerpoint Energy, Inc	11,096,817
24,043		Dominion Resources, Inc	1,688,780
51,992		DTE Energy Co	6,122,058
53,828		Duke Energy Corp	4,725,022
120,895		Entergy Corp	10,782,625
24,145		Eversource Energy	1,675,904
351,748		Exelon Corp	16,799,484
291,094		FirstEnergy Corp	11,410,885
53,101		MDU Resources Group, Inc	1,365,227
42

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY			VALUE

114,568		National Fuel Gas Co			$6,564,746
50,827		NextEra Energy, Inc			9,097,016
88,565		OGE Energy Corp			3,626,737
100,852	*,b	PG&E Corp			1,311,076
43,413		Pinnacle West Capital Corp			3,825,554
368,855		Southern Co			17,926,353
136,635		Xcel Energy, Inc			7,154,209
		TOTAL UTILITIES			133,341,969

		TOTAL COMMON STOCKS			2,555,332,293
		(Cost $2,191,731,903)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
$6,700,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	6,700,000
		TOTAL GOVERNMENT AGENCY DEBT			6,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
349,721	c	State Street Navigator Securities Lending Government Money Market Portfolio			349,721
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			349,721

		TOTAL SHORT-TERM INVESTMENTS			7,049,721
		(Cost $7,049,721)
		TOTAL INVESTMENTS - 99.9%			2,562,382,014
		(Cost $2,198,781,624)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,416,572
		NET ASSETS - 100.0%			$2,563,798,586

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $333,131.
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.4%
63,500	*	Modine Manufacturing Co	$929,005
421,142	*	Stoneridge, Inc	10,996,018
		TOTAL AUTOMOBILES & COMPONENTS	11,925,023

BANKS - 11.5%
34,499		Ameris Bancorp	1,309,237
430,500		Bank of NT Butterfield & Son Ltd	15,089,025
259,400		Boston Private Financial Holdings, Inc	3,009,040
872,803		Cadence BanCorp	16,365,056
529,800		Cathay General Bancorp	19,666,176
343,500	*	Customers Bancorp, Inc	6,756,645
251,250	*	Eagle Bancorp, Inc	13,788,600
544,400	*	Essent Group Ltd	21,639,900
134,300		Federal Agricultural Mortgage Corp (Class C)	9,501,725
1,777,800		First Bancorp (Puerto Rico)	18,933,570
699,800		First Commonwealth Financial Corp	9,517,280
318,700		First Merchants Corp	11,673,981
424,902	*	Flagstar Bancorp, Inc	13,108,227
843,600		Fulton Financial Corp	13,539,780
527,700		Hancock Holding Co	21,677,916
121,700		Hanmi Financial Corp	2,668,881
281,200		IBERIABANK Corp	20,777,868
263,030		LegacyTexas Financial Group, Inc	10,479,115
155,000		Meta Financial Group, Inc	3,650,250
1,600,470	*	MGIC Investment Corp	19,973,866
371,277	*	Mr Cooper Group, Inc	5,713,953
324,600	*	NMI Holdings, Inc	7,141,200
751,200		OFG Bancorp	14,558,256
1,053,200		Radian Group, Inc	20,263,568
26,900		Sandy Spring Bancorp, Inc	877,209
342,630		Simmons First National Corp (Class A)	8,476,666
779,212		United Community Banks, Inc	20,041,333
387,100		Walker & Dunlop, Inc	18,607,897
437,410		Washington Federal, Inc	12,724,257
197,500		WesBanco, Inc	8,020,475
186,600		WSFS Financial Corp	7,868,922
		TOTAL BANKS	377,419,874

CAPITAL GOODS - 9.0%
333,896	*	Aerojet Rocketdyne Holdings, Inc	13,178,875
284,800		Applied Industrial Technologies, Inc	16,806,048
666,543	*	Atkore International Group, Inc	15,457,132
413,983	*	BMC Stock Holdings, Inc	7,103,948
472,500		Comfort Systems USA, Inc	22,665,825
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

398,500	*	Continental Building Products Inc	$10,496,490
15,900		Crane Co	1,315,884
130,100		Curtiss-Wright Corp	14,768,952
392,166		EMCOR Group, Inc	25,580,988
414,500	*	Generac Holdings, Inc	21,939,485
28,693		Global Brass & Copper Holdings, Inc	867,676
530,057	*	GMS, Inc	10,033,979
516,400	*	Harsco Corp	10,999,320
461,500		Hillenbrand, Inc	19,567,600
124,550		Kadant, Inc	10,624,115
69,700	*	Mastec, Inc	3,093,286
739,039	*	Meritor, Inc	15,283,327
199,940		Moog, Inc (Class A)	17,888,632
347,025	*	Patrick Industries, Inc	13,846,298
21,307		Raven Industries, Inc	788,146
474,000	*	Rexnord Corp	12,395,100
326,792	*	Trex Co, Inc	22,797,010
40,700	*	Trimas Corp	1,179,893
218,600	*	Univar, Inc	4,553,438
		TOTAL CAPITAL GOODS	293,231,447

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
214,000		Brink’s Co	15,846,700
355,747		Exponent, Inc	17,773,120
72,700		Heidrick & Struggles International, Inc	2,402,735
97,600		ICF International, Inc	6,433,792
270,046		Insperity, Inc	28,808,507
115,300		MSA Safety, Inc	11,550,754
17,477	*	On Assignment, Inc	1,100,876
235,100	*	TriNet Group, Inc	10,734,666
343,456		Viad Corp	18,100,131
67,975	*	WageWorks, Inc	2,144,612
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	114,895,893

CONSUMER DURABLES & APPAREL - 3.7%
663,180		Callaway Golf Co	10,803,202
61,100	*	Cavco Industries, Inc	10,160,319
148,200	*	Deckers Outdoor Corp	19,036,290
283,800	*	G-III Apparel Group Ltd	9,896,106
131,100	*	Helen of Troy Ltd	15,212,844
578,500		KB Home	12,385,685
183,750	*	Malibu Boats Inc	7,451,063
115,800	*	MasterCraft Boat Holdings, Inc	2,527,914
365,690	*,e	Roku, Inc	16,437,766
486,350		Steven Madden Ltd	15,879,327
		TOTAL CONSUMER DURABLES & APPAREL	119,790,516

CONSUMER SERVICES - 3.2%
188,000		BJ’s Restaurants, Inc	9,368,040
42,800	*	Bright Horizons Family Solutions	4,955,812
73,400	*	Career Education Corp	947,594
42,900		Carriage Services, Inc	834,405
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

208,800		Dave & Buster’s Entertainment, Inc	$10,742,760
181,100	*	El Pollo Loco Holdings, Inc	2,986,339
153,400		Jack in the Box, Inc	12,417,730
148,300	*	K12, Inc	4,672,933
93,000	*	Planet Fitness, Inc	5,386,560
124,300		Ruth’s Chris Steak House, Inc	2,871,330
259,880	*	Sotheby’s (Class A)	10,496,553
121,500		Strategic Education Inc	13,292,100
334,600		Texas Roadhouse, Inc (Class A)	20,357,064
179,800	*	Weight Watchers International, Inc	5,753,600
		TOTAL CONSUMER SERVICES	105,082,820

DIVERSIFIED FINANCIALS - 3.3%
472,963		Artisan Partners Asset Management, Inc	11,029,497
644,700		BGC Partners, Inc (Class A)	3,990,693
172,700	*	Cowen Group, Inc	2,792,559
162,436	*,e	Encore Capital Group, Inc	4,798,359
146,600	*	Enova International, Inc	3,379,130
876,600	*	FGL Holdings	6,933,906
244,700	*	Green Dot Corp	18,112,694
281,200		Houlihan Lokey, Inc	12,440,288
20,000	e	iShares Micro-Cap ETF	1,818,400
93,000	e	iShares Russell 2000 Index Fund	13,862,580
640,300		OM Asset Management plc	7,920,511
159,000		Orchid Island Capital, Inc	1,103,460
366,026		Stifel Financial Corp	17,521,665
18,300		Virtus Investment Partners, Inc	1,646,451
		TOTAL DIVERSIFIED FINANCIALS	107,350,193

ENERGY - 5.2%
160,500		Arch Coal, Inc	14,144,865
127,000	*	Bonanza Creek Energy, Inc	2,927,350
717,300	*	C&J Energy Services, Inc	11,527,011
237,991	*	Cactus, Inc	7,810,865
320,300		CVR Energy, Inc	12,860,045
459,212		Delek US Holdings, Inc	14,928,982
307,348	*	Exterran Corp	5,335,561
623,100		Green Plains Renewable Energy, Inc	8,854,251
1,002,700	*	Keane Group, Inc	10,107,216
196,000	*	KLX Energy Services Holdings, Inc	5,107,760
253,800		Mammoth Energy Services, Inc	5,616,594
41,629	*	Matrix Service Co	892,942
198,800	*	Nine Energy Service, Inc	4,767,224
424,700	e	Nordic American Tanker Shipping	870,635
2,478,200	*	Oasis Petroleum, Inc	14,918,764
544,639	*	Par Pacific Holdings, Inc	8,855,830
295,800		Peabody Energy Corp	10,560,060
730,500	*	ProPetro Holding Corp	11,936,370
178,100	*,e	Renewable Energy Group, Inc	5,147,090
564,235	*	SandRidge Energy, Inc	4,677,508
321,700		World Fuel Services Corp	8,007,113
		TOTAL ENERGY	169,854,036
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.1%
37,000	*	Boston Beer Co, Inc (Class A)	$9,218,920
1,453,320		Dean Foods Co	6,060,345
125,605		Lancaster Colony Corp	19,979,987
		TOTAL FOOD, BEVERAGE & TOBACCO	35,259,252

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
142,100	*	Allscripts Healthcare Solutions, Inc	1,675,359
251,000	*	Cardiovascular Systems, Inc	7,813,630
174,500		Conmed Corp	12,276,075
452,300	*	Globus Medical, Inc	20,376,115
685,900	*	HMS Holdings Corp	20,570,141
15,190	*	Inogen Inc	2,296,880
279,900	*	Integer Holding Corp	22,669,101
708,500	*	Lantheus Holdings, Inc	11,916,970
38,558	*	LHC Group, Inc	4,076,737
97,400	*	LivaNova plc	8,991,968
160,500	*	Magellan Health Services, Inc	10,458,180
64,900	*	NuVasive, Inc	3,254,086
752,076	*	OraSure Technologies, Inc	9,664,177
282,900	*	Orthofix International NV	15,307,719
211,000	*	Staar Surgical Co	7,539,030
18,923	*	SurModics, Inc	1,083,720
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	159,969,888

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
129,900		Medifast, Inc	16,528,476
28,700		Nu Skin Enterprises, Inc (Class A)	1,884,155
168,560	*	USANA Health Sciences, Inc	19,738,376
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	38,151,007

INSURANCE - 1.4%
398,315		American Equity Investment Life Holding Co	12,475,226
163,900		Amerisafe, Inc	9,737,299
207,600		Employers Holdings, Inc	8,796,012
294,000	*	Third Point Reinsurance Ltd	3,089,940
280,076		Universal Insurance Holdings, Inc	10,564,466
		TOTAL INSURANCE	44,662,943

MATERIALS - 3.4%
381,800		Boise Cascade Co	10,488,046
673,900	*,m	Ferroglobe plc	0
236,000	*	Ingevity Corp	22,200,520
43,700		Innospec, Inc	3,070,799
135,207	*	Koppers Holdings, Inc	3,081,368
182,300		Materion Corp	8,555,339
597,915		Schnitzer Steel Industries, Inc (Class A)	14,469,543
143,000		Stepan Co	12,573,990
342,900	*	SunCoke Energy, Inc	3,854,196
194,600		Trinseo S.A.	9,545,130
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

200,000		Tronox Ltd	$1,752,000
172,000	*,e	US Concrete, Inc	6,123,200
306,320	*	Verso Corp	7,556,914
244,600	*	Worthington Industries, Inc	9,228,758
		TOTAL MATERIALS	112,499,803

MEDIA & ENTERTAINMENT - 1.5%
183,670	*	Cargurus, Inc	7,855,566
502,700	*	Imax Corp	10,441,079
60,000	*	Madison Square Garden Co	16,674,000
179,700		World Wrestling Entertainment, Inc (Class A)	14,796,498
		TOTAL MEDIA & ENTERTAINMENT	49,767,143

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
1,754,158	*	Achillion Pharmaceuticals, Inc	3,841,606
143,600	*	Aclaris Therapeutics, Inc	1,000,892
62,200	*	Acorda Therapeutics, Inc	1,034,386
1,474,600	*	Akorn, Inc	5,544,496
297,500	*	AMAG Pharmaceuticals, Inc	4,870,075
331,800	*,e	Amicus Therapeutics, Inc	3,994,872
489,800	*	Amphastar Pharmaceuticals, Inc	11,147,848
270,222	*	Ardelyx, Inc	567,466
241,812	*	Arena Pharmaceuticals, Inc	11,116,098
533,739	*	Array Biopharma, Inc	9,964,907
140,989	*	Assembly Biosciences, Inc	3,211,729
100,900	*	Blueprint Medicines Corp	7,273,881
284,227	*	Calithera Biosciences, Inc	1,267,652
343,720	*	CareDx, Inc	9,634,472
311,651	*	Concert Pharmaceuticals Inc	4,409,862
98,220	*,e	Corcept Therapeutics, Inc	1,098,100
181,000	*	CytomX Therapeutics, Inc	3,073,380
163,200	*	Dermira, Inc	1,077,120
180,500	*	Editas Medicine, Inc	3,922,265
69,500	*	Enanta Pharmaceuticals, Inc	5,520,385
634,600	*	Endo International plc	6,187,350
115,226	*	FibroGen, Inc	6,539,075
274,360	*	Five Prime Therapeutics, Inc	3,086,550
143,100	*	Genomic Health, Inc	10,848,411
221,200	*	Global Blood Therapeutics, Inc	10,597,692
403,800	*	Halozyme Therapeutics, Inc	6,533,484
104,800	*	Heron Therapeutics, Inc	2,819,120
865,600	*	Horizon Pharma plc	18,601,744
997,100	*	Immunogen, Inc	5,234,775
116,700	*	Insmed, Inc	2,836,977
286,787	*	Intersect ENT, Inc	8,508,970
101,500	*	Intra-Cellular Therapies, Inc	1,222,060
682,800	*	Invitae Corp	9,613,824
450,800	*	Iovance Biotherapeutics, Inc	4,124,820
236,100	*	Karyopharm Therapeutics, Inc	1,999,767
211,800		Luminex Corp	5,907,102
118,200	*,e	Medicines Co	2,731,602
207,900	*	Medpace Holdings, Inc	13,388,760
48

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

107,550	*	Momenta Pharmaceuticals, Inc	$1,275,543
84,800	*	MyoKardia, Inc	3,509,024
460,500	*	Natera, Inc	6,258,195
308,900	*	NeoGenomics, Inc	5,133,918
295,550		Phibro Animal Health Corp	9,227,071
111,700	*,e	Portola Pharmaceuticals, Inc	3,027,070
191,800	*	PTC Therapeutics, Inc	5,970,734
150,800	*,e	Puma Biotechnology, Inc	4,204,304
389,500	*	Radius Health, Inc	7,116,165
167,900	*	REGENXBIO, Inc	7,380,884
283,530	*	Retrophin, Inc	6,112,907
159,900	*	Sangamo Biosciences, Inc	1,869,231
328,330	*	Spectrum Pharmaceuticals, Inc	3,677,296
288,463	*	Syneos Health, Inc	14,723,151
68,424	*	Ultragenyx Pharmaceutical, Inc	3,374,672
512,100	*	Vanda Pharmaceuticals, Inc	13,893,273
415,200	*	Vericel Corp	7,141,440
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	318,248,453

REAL ESTATE - 8.7%
346,470		American Assets Trust, Inc	14,877,422
306,500		Americold Realty Trust	8,986,580
743,580		CareTrust REIT, Inc	16,343,888
288,233		Chatham Lodging Trust	5,825,189
171,600		Chesapeake Lodging Trust	4,887,168
2,105,890		Cousins Properties, Inc	18,637,127
1,638,280		DiamondRock Hospitality Co	16,644,925
224,800		EastGroup Properties, Inc	23,257,808
492,350		First Industrial Realty Trust, Inc	16,109,692
870,500		Geo Group, Inc	19,629,775
228,000		Hersha Hospitality Trust	4,224,840
94,800		Innovative Industrial Properties, Inc	5,870,016
539,000		Monmouth Real Estate Investment Corp (Class A)	7,405,860
461,100		National Storage Affiliates Trust	13,418,010
396,212		Newmark Group, Inc	4,140,415
455,900		Pebblebrook Hotel Trust	14,611,595
430,858		Potlatch Corp	15,890,043
624,255		Preferred Apartment Communities, Inc	9,925,655
160,328		PS Business Parks, Inc	23,278,022
233,600		Ryman Hospitality Properties	18,769,760
137,499		Saul Centers, Inc	7,281,947
376,200		Summit Hotel Properties, Inc	4,202,154
565,743		Xenia Hotels & Resorts, Inc	10,618,996
		TOTAL REAL ESTATE	284,836,887

RETAILING - 4.7%
25,800		Aaron’s, Inc	1,291,548
354,100		Abercrombie & Fitch Co (Class A)	7,673,347
114,000		American Eagle Outfitters, Inc	2,407,680
326,150	*,e	At Home Group, Inc	7,188,346
449,700	*	BJ’s Wholesale Club Holdings, Inc	11,831,607
49

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

380,600	*	Boot Barn Holdings, Inc	$8,917,458
328,100		Caleres, Inc	9,790,504
47,390		Children’s Place Retail Stores, Inc	4,585,456
163,100	*	Etsy, Inc	8,913,415
231,400	*	Five Below, Inc	28,631,122
4,041,700	*	Groupon, Inc	15,237,209
114,000	e	Lithia Motors, Inc (Class A)	10,140,300
385,200	*,e	Lumber Liquidators, Inc	4,630,104
49,000	*	Ollie’s Bargain Outlet Holdings, Inc	3,830,330
495,400	*	Rent-A-Center, Inc	8,669,500
20,000	*,e	RH	2,717,400
48,900	*	Stamps.com, Inc	9,099,312
361,200	*	Zumiez, Inc	9,178,092
		TOTAL RETAILING	154,732,730

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
164,989		Cabot Microelectronics Corp	16,810,729
149,068	*	Ceva, Inc	4,239,494
191,930		Cohu, Inc	3,366,452
257,770	*	Diodes, Inc	8,668,805
80,810		Entegris, Inc	2,670,771
921,400	*	Lattice Semiconductor Corp	7,186,920
891,400	*	Rambus, Inc	8,040,428
377,400	*	Semtech Corp	18,326,544
184,300	*	Silicon Laboratories, Inc	14,098,950
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	83,409,093

SOFTWARE & SERVICES - 8.3%
121,300	*	Appfolio, Inc	7,679,503
121,220	*	CACI International, Inc (Class A)	20,265,560
923,950	*	Cloudera, Inc	12,473,325
136,600	*	Cornerstone OnDemand, Inc	7,832,644
32,600	*	Coupa Software, Inc	2,834,896
265,000	*,e	Domo, Inc	7,155,000
623,384		EVERTEC, Inc	17,249,035
400,900	*	Five9, Inc	20,498,017
116,600	*	HubSpot, Inc	18,458,946
219,486		Mantech International Corp (Class A)	12,372,426
73,058	*	Mitek Systems, Inc	805,830
135,300	*	New Relic, Inc	13,753,245
265,445	*	Paylocity Holding Corp	18,854,558
11,300	*	Proofpoint, Inc	1,151,131
36,600	*	Qualys, Inc	3,166,998
133,400	*	SendGrid, Inc	7,214,272
147,800	*	SPS Commerce, Inc	13,103,948
246,700	*,e	Tenable Holdings, Inc	6,828,656
464,200		TiVo Corp	5,166,546
162,890	*	Trade Desk, Inc	23,241,145
182,300	*	Varonis Systems, Inc	10,770,284
429,400	*	Verint Systems, Inc	20,770,078
233,200	*	Virtusa Corp	11,314,864
210,400	*	Workiva, Inc	8,815,760
		TOTAL SOFTWARE & SERVICES	271,776,667
50

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
510,800	*,e	Applied Optoelectronics, Inc	$8,877,704
209,848		AVX Corp	3,724,802
439,471	*	Ciena Corp	16,739,450
425,200	*	Control4 Corp	8,448,724
42,000	*	Electro Scientific Industries, Inc	1,260,000
1,569,200	*	Extreme Networks, Inc	11,863,152
306,700	*	II-VI, Inc	11,642,332
302,400	*	Insight Enterprises, Inc	13,886,208
632,480		Kemet Corp	11,207,546
205,200	*	OSI Systems, Inc	18,404,388
470,000	*	Sanmina Corp	14,673,400
217,500		SYNNEX Corp	21,045,300
49,020	*	Tech Data Corp	4,687,783
798,600	*	TTM Technologies, Inc	9,167,928
1,446,500	*	Viavi Solutions, Inc	16,085,080
774,200		Vishay Intertechnology, Inc	15,096,900
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	186,810,697

TELECOMMUNICATION SERVICES - 0.6%
119,000	*	Cincinnati Bell, Inc	992,460
1,974,590	*	Vonage Holdings Corp	17,988,515
		TOTAL TELECOMMUNICATION SERVICES	18,980,975

TRANSPORTATION - 2.3%
271,400	*	Air Transport Services Group, Inc	6,445,750
247,950		Arkansas Best Corp	9,327,879
622,500	*	Echo Global Logistics, Inc	14,790,600
99,700		Heartland Express, Inc	1,994,997
236,900	*	Hub Group, Inc (Class A)	10,544,419
295,508		Skywest, Inc	15,056,133
489,400		Werner Enterprises, Inc	16,111,048
		TOTAL TRANSPORTATION	74,270,826

UTILITIES - 3.8%
566,291		Clearway Energy, Inc (Class A)	8,324,478
478,800		New Jersey Resources Corp	23,221,800
305,578		NorthWestern Corp	19,529,490
254,700		Otter Tail Corp	12,340,215
104,270		Pattern Energy Group, Inc	2,218,865
334,382		PNM Resources, Inc	14,241,329
525,600		Portland General Electric Co	25,396,992
257,190		Southwest Gas Corp	20,143,121
		TOTAL UTILITIES	125,416,290

		TOTAL COMMON STOCKS	3,258,342,456
		(Cost $3,101,212,840)
51

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.0%

GOVERNMENT AGENCY DEBT - 0.4%
$11,150,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	$11,150,000
		TOTAL GOVERNMENT AGENCY DEBT			11,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
85,823,670	c	State Street Navigator Securities Lending Government Money Market Portfolio			85,823,670
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			85,823,670

		TOTAL SHORT-TERM INVESTMENTS			96,973,670
		(Cost $96,973,670)
		TOTAL INVESTMENTS - 102.7%			3,355,316,126
		(Cost $3,198,186,510)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(88,036,040)
		NET ASSETS - 100.0%			$3,267,280,086

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,577,526.
m	Indicates a security that has been deemed illiquid.

52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.5%
13,128		Lear Corp	$2,020,793
58,552	*	Stoneridge, Inc	1,528,793
		TOTAL AUTOMOBILES & COMPONENTS	3,549,586

BANKS - 8.4%
121,120		Associated Banc-Corp	2,622,248
69,333		Bank of NT Butterfield & Son Ltd	2,430,122
73,228		BankUnited	2,475,839
68,126		Beneficial Bancorp, Inc	1,062,084
54,864		Cathay General Bancorp	2,036,552
69,242		Central Pacific Financial Corp	1,982,398
42,162		ConnectOne Bancorp, Inc	843,240
60,400		East West Bancorp, Inc	3,039,328
66,070	*	Essent Group Ltd	2,626,283
535,359		First Bancorp	5,701,573
5,341		First Financial Corp	221,491
72,103		First Hawaiian, Inc	1,855,210
53,874		Hancock Holding Co	2,213,144
60,963		Heritage Commerce Corp	808,979
16,261		HomeTrust Bancshares, Inc	439,047
42,929		LegacyTexas Financial Group, Inc	1,710,291
85,240		National Bank Holdings Corp	2,724,270
125,265		OFG Bancorp	2,427,636
16,262		Peoples Bancorp, Inc	520,384
51,205		Popular, Inc	2,796,305
11,550		Preferred Bank	537,768
7,187	*	SVB Financial Group	1,677,302
32,096		Synovus Financial Corp	1,136,840
100,223		TFS Financial Corp	1,634,637
74,576	*	The Bancorp, Inc	632,405
25,807		Trico Bancshares	973,440
30,971	*	Triumph Bancorp, Inc	943,377
36,327		United Financial Bancorp, Inc	538,003
51,312	*	Western Alliance Bancorp	2,272,095
33,954		Wintrust Financial Corp	2,415,488
69,499		Zions Bancorporation	3,307,457
		TOTAL BANKS	56,605,236

CAPITAL GOODS - 11.3%
55,081		Advanced Drainage Systems, Inc	1,404,565
23,631		Albany International Corp (Class A)	1,622,504
7,700		Allegion plc	661,122
49,050		Altra Holdings, Inc	1,501,420
106,920	*	Atkore International Group, Inc	2,479,475
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

33,363		AZZ, Inc	$1,492,994
104,520	*	Builders FirstSource, Inc	1,381,754
45,802		Comfort Systems USA, Inc	2,197,122
56,780		EMCOR Group, Inc	3,703,760
67,180		Federal Signal Corp	1,476,616
35,900	*	Foundation Building Materials, Inc	328,126
74,766		Global Brass & Copper Holdings, Inc	2,260,924
99,938		Graco, Inc	4,330,314
140,074	*	Harsco Corp	2,983,576
76,794	*	HD Supply Holdings, Inc	3,220,740
83,680		HEICO Corp (Class A)	5,860,110
7,604		Hyster-Yale Materials Handling, Inc	529,162
27,300		IDEX Corp	3,763,578
75,574		ITT, Inc	3,972,170
8,882		Kadant, Inc	757,635
18,241	*	Lydall, Inc	483,751
108,900	*	Meritor, Inc	2,252,052
95,688	*	Milacron Holdings Corp	1,326,236
22,050		Moog, Inc (Class A)	1,972,814
125,367	*	MRC Global, Inc	1,958,233
60,198	*	MYR Group, Inc	1,834,233
89,707	*	NCI Building Systems, Inc	732,009
39,284		Oshkosh Truck Corp	2,948,264
65,160		Pentair plc	2,683,940
25,165		Primoris Services Corp	502,042
50,662		Quanta Services, Inc	1,790,395
48,110	*	SPX Corp	1,431,273
43,421	*	SPX FLOW, Inc	1,422,906
49,797	*	Thermon Group Holdings	1,148,319
104,072	*	Univar, Inc	2,167,820
101,634		Universal Forest Products, Inc	3,132,360
38,951	*	Vectrus, Inc	981,176
20,441		Watts Water Technologies, Inc (Class A)	1,530,418
		TOTAL CAPITAL GOODS	76,225,908

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
39,041		Brady Corp (Class A)	1,745,523
12,493		Dun & Bradstreet Corp	1,808,237
48,897		Insperity, Inc	5,216,332
86,990		Kforce, Inc	2,854,142
31,354		Kimball International, Inc (Class B)	443,032
18,710		Manpower, Inc	1,478,651
46,224		Robert Half International, Inc	2,978,212
40,744	*	SP Plus Corp	1,348,627
39,311		Systemax, Inc	917,519
34,002	*	TriNet Group, Inc	1,552,531
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,342,806

CONSUMER DURABLES & APPAREL - 2.9%
8,067	*	Cavco Industries, Inc	1,341,461
23,320		Columbia Sportswear Co	2,079,911
30,700	*	CROCS, Inc	881,704
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

94,056	*,e	Fossil Group, Inc	$1,595,190
23,860		Hooker Furniture Corp	686,452
8,852	*	Lululemon Athletica, Inc	1,308,414
36,350	*	Malibu Boats Inc	1,473,993
70,758	*	MasterCraft Boat Holdings, Inc	1,544,647
51,115	*	Meritage Homes Corp	2,304,264
29,611		Movado Group, Inc	946,072
1,348	*	NVR, Inc	3,585,680
44,240		Skyline Corp	798,974
80,044	*,e	Turtle Beach Corp	1,191,855
		TOTAL CONSUMER DURABLES & APPAREL	19,738,617

CONSUMER SERVICES - 3.1%
137,113		Bloomin’ Brands, Inc	2,526,993
106,968	*	Career Education Corp	1,380,957
10,100	e	Cracker Barrel Old Country Store, Inc	1,689,528
8,592		Domino’s Pizza, Inc	2,437,808
121,010		Extended Stay America, Inc	2,069,271
25,778	*	frontdoor, Inc	766,122
34,658		Hyatt Hotels Corp	2,422,941
56,740	*	K12, Inc	1,787,877
73,703	*	Regis Corp	1,374,561
68,845	*	ServiceMaster Global Holdings, Inc	2,684,266
13,790		Strategic Education Inc	1,508,626
		TOTAL CONSUMER SERVICES	20,648,950

DIVERSIFIED FINANCIALS - 3.9%
104,976	*	Cannae Holdings, Inc	2,030,236
30,657		FirstCash, Inc	2,527,056
24,604	*	Green Dot Corp	1,821,188
33,394	*	INTL FCStone, Inc	1,276,653
118,230		Ladder Capital Corp	2,046,561
149,453		Ladenburg Thalmann Financial Services, Inc	430,425
70,626		LPL Financial Holdings, Inc	4,969,952
16,078		Morningstar, Inc	1,996,084
161,395		OM Asset Management plc	1,996,456
65,942	*	OneMain Holdings, Inc	1,971,006
39,950		SEI Investments Co	1,899,223
10,000	e	Vanguard Small-Cap ETF	1,474,500
68,400		Virtu Financial, Inc	1,747,620
		TOTAL DIVERSIFIED FINANCIALS	26,186,960

ENERGY - 3.9%
195,170	*,e	Approach Resources, Inc	188,007
165,900		Archrock, Inc	1,566,096
35,047	*	Bonanza Creek Energy, Inc	807,833
513,367	*	Clean Energy Fuels Corp	975,397
44,300	*	CONSOL Energy, Inc	1,573,979
43,100		CVR Energy, Inc	1,730,465
53,859	*	Exterran Corp	934,992
123,679	*	FTS International, Inc	1,007,984
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

53,467		Helmerich & Payne, Inc	$2,993,617
279,756	*	HighPoint Resources Corp	783,317
133,446	*	Keane Group, Inc	1,345,136
99,847	e	Liberty Oilfield Services, Inc	1,518,673
85,476		Murphy Oil Corp	2,337,769
126,840	*	Parsley Energy, Inc	2,356,687
141,381	*	Renewable Energy Group, Inc	4,085,911
69,249		World Fuel Services Corp	1,723,608
		TOTAL ENERGY	25,929,471

FOOD & STAPLES RETAILING - 1.1%
63,489	*	Performance Food Group Co	2,168,784
131,285	*,e	Rite Aid Corp	105,461
92,440		Spartan Stores, Inc	1,918,130
87,372	*	US Foods Holding Corp	2,946,184
		TOTAL FOOD & STAPLES RETAILING	7,138,559

FOOD, BEVERAGE & TOBACCO - 0.8%
49,791		Lamb Weston Holdings, Inc	3,599,889
104,050	*	Simply Good Foods Co	2,059,150
		TOTAL FOOD, BEVERAGE & TOBACCO	5,659,039

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
22,571	*	athenahealth, Inc	3,041,217
22,280	*	DexCom, Inc	3,142,148
63,861		Encompass Health Corp	4,268,469
57,933		Hill-Rom Holdings, Inc	5,794,459
26,894	*	Integer Holding Corp	2,178,145
11,025	*	iRhythm Technologies, Inc	937,125
21,340	*	LivaNova plc	1,970,109
33,127	*	Orthofix International NV	1,792,502
28,949	*	Oxford Immunotec Global plc	420,918
44,743	*	Providence Service Corp	2,869,816
29,748		STERIS Plc	3,393,057
56,054	*	Veeva Systems, Inc	6,113,249
12,252	*	WellCare Health Plans, Inc	3,387,433
85,240	*	Wright Medical Group NV	2,543,562
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	41,852,209

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
51,437		Energizer Holdings, Inc	2,438,114
15,644	*	USANA Health Sciences, Inc	1,831,912
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,270,026

INSURANCE - 3.1%
64,512		American Equity Investment Life Holding Co	2,020,516
40,829		Aspen Insurance Holdings Ltd	1,703,794
16,940		Assurant, Inc	1,632,847
48,489		Axis Capital Holdings Ltd	2,596,586
58,328		Brown & Brown, Inc	1,584,188
21,051		Crawford & Co (Class B)	203,142
9,579		Erie Indemnity Co (Class A)	1,402,174
56

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

81,500		Old Republic International Corp	$1,642,225
40,357		ProAssurance Corp	1,721,630
25,666		Reinsurance Group of America, Inc (Class A)	3,707,454
2,520		White Mountains Insurance Group Ltd	2,251,821
		TOTAL INSURANCE	20,466,377

MATERIALS - 6.0%
34,531		American Vanguard Corp	604,983
40,554		Avery Dennison Corp	4,235,865
9,100		Balchem Corp	755,482
73,452	*	Berry Plastics Group, Inc	3,617,511
52,162		Boise Cascade Co	1,432,890
45,036		Cabot Corp	2,111,738
39,665		Carpenter Technology Corp	1,874,568
81,448		CF Industries Holdings, Inc	3,555,205
41,023		Domtar Corp	1,923,979
34,720		Eagle Materials, Inc	2,465,120
37,940	*	Ingevity Corp	3,569,016
84,087		Louisiana-Pacific Corp	2,050,041
47,158	*	Omnova Solutions, Inc	420,178
35,551		Packaging Corp of America	3,353,170
30,943		Reliance Steel & Aluminum Co	2,533,613
38,340		Royal Gold, Inc	3,349,766
68,800		Steel Dynamics, Inc	2,517,392
		TOTAL MATERIALS	40,370,517

MEDIA & ENTERTAINMENT - 2.7%
76,595		AMC Entertainment Holdings, Inc	1,122,117
59,275	*	AMC Networks, Inc	3,730,768
78,856	*	Care.com, Inc	1,874,407
56,930	*	Cargurus, Inc	2,434,896
28,400	*	Gray Television, Inc	474,564
4,699	*	IAC/InterActiveCorp	992,805
137,549	*	Liberty TripAdvisor Holdings, Inc	2,291,566
6,522	*	Madison Square Garden Co	1,812,464
78,513		Tribune Co	3,604,532
		TOTAL MEDIA & ENTERTAINMENT	18,338,119

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
105,478	*	Akebia Therapeutics, Inc	581,184
8,506	*	Alnylam Pharmaceuticals, Inc	710,506
72,458	*	AMAG Pharmaceuticals, Inc	1,186,138
23,630	*	Amicus Therapeutics, Inc	284,505
25,351	*	ANI Pharmaceuticals, Inc	1,362,363
99,131	*	Array Biopharma, Inc	1,850,776
19,974	*	Bio-Rad Laboratories, Inc (Class A)	4,990,904
11,666		Bio-Techne Corp	2,035,250
2,412	*	Bluebird Bio, Inc	321,833
128,020		Bruker BioSciences Corp	4,488,381
39,521	*	Catalent, Inc	1,459,511
27,159	*	Charles River Laboratories International, Inc	3,345,717
57

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

84,731	*	Enzo Biochem, Inc	$318,589
27,044	*	Genomic Health, Inc	2,050,206
56,280	*	Halozyme Therapeutics, Inc	910,610
84,189	*	Immunogen, Inc	441,992
111,700	*	Invitae Corp	1,572,736
26,360	*	Medpace Holdings, Inc	1,697,584
10,952	*	Neurocrine Biosciences, Inc	966,185
41,508	*	Pacira Pharmaceuticals, Inc	1,688,545
35,583		Phibro Animal Health Corp	1,110,901
87,085	*	QIAGEN NV	3,224,758
25,264	*	Retrophin, Inc	544,692
40,610	*	Sangamo Biosciences, Inc	474,731
4,227	*	Sarepta Therapeutics, Inc	590,554
26,261	*	Seattle Genetics, Inc	2,007,128
42,702	*,e	Theravance Biopharma, Inc	1,112,387
11,893	*	United Therapeutics Corp	1,371,620
110,517	*	Vanda Pharmaceuticals, Inc	2,998,326
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,698,612

REAL ESTATE - 10.8%
52,162		American Assets Trust, Inc	2,239,836
67,319		American Campus Communities, Inc	3,098,020
71,893		BraeMar Hotels & Resorts, Inc	799,450
49,668		Camden Property Trust	4,815,313
47,700		CareTrust REIT, Inc	1,048,446
106,701		CatchMark Timber Trust Inc	980,582
157,262		Columbia Property Trust, Inc	3,470,772
70,600		CubeSmart	2,185,070
74,567		Douglas Emmett, Inc	2,820,870
76,984		Equity Commonwealth	2,491,202
55,104	e	Farmland Partners, Inc	309,133
71,975		First Industrial Realty Trust, Inc	2,355,022
83,219		Gaming and Leisure Properties, Inc	3,120,712
53,292		Getty Realty Corp	1,708,542
80,330		Healthcare Trust of America, Inc	2,282,979
22,775		Highwoods Properties, Inc	1,009,388
91,635		Kennedy-Wilson Holdings, Inc	1,831,784
101,911		Liberty Property Trust	4,804,085
77,663		Mack-Cali Realty Corp	1,599,858
63,903		MedEquities Realty Trust, Inc	739,358
33,824		NexPoint Residential Trust, Inc	1,265,356
20,075		One Liberty Properties, Inc	546,040
112,638		Outfront Media, Inc	2,337,238
12,005		PS Business Parks, Inc	1,743,006
64,264		Regency Centers Corp	4,177,160
228,212		Retail Properties of America, Inc	2,884,600
159,222		RLJ Lodging Trust	2,953,568
10,600		RMR Group, Inc	699,706
46,569		Sun Communities, Inc	5,118,399
54,599		Taubman Centers, Inc	2,719,030
137,600		VICI Properties, Inc	2,962,528
73,308		Xenia Hotels & Resorts, Inc	1,375,991
		TOTAL REAL ESTATE	72,493,044
58

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.7%
123,294		American Eagle Outfitters, Inc	$2,603,969
97,383	*	Barnes & Noble Education, Inc	557,031
66,580	*	BJ’s Wholesale Club Holdings, Inc	1,751,720
18,188	*	Burlington Stores, Inc	3,123,061
54,043		Citi Trends, Inc	1,107,341
90,302		Core-Mark Holding Co, Inc	2,517,620
61,950		DSW, Inc (Class A)	1,688,137
44,090	*	Etsy, Inc	2,409,519
7,300	*	Five Below, Inc	903,229
68,825	*	Lands’ End, Inc	1,231,968
24,500	*	Ollie’s Bargain Outlet Holdings, Inc	1,915,165
22,083	*	RH	3,000,417
109,543	*	Sleep Number Corp	3,943,548
27,932	*	Wayfair, Inc	3,057,437
66,674	*	Zumiez, Inc	1,694,186
		TOTAL RETAILING	31,504,348

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
235,118	*	Advanced Micro Devices, Inc	5,739,231
58,079		Brooks Automation, Inc	1,807,999
26,060	*	First Solar, Inc	1,318,375
115,303		Marvell Technology Group Ltd	2,136,565
92,100	*	NeoPhotonics Corp Ltd	664,962
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	11,667,132

SOFTWARE & SERVICES - 8.1%
204,327	*	A10 Networks, Inc	1,387,380
60,801	*	Black Knight, Inc	2,990,801
9,949	*	CACI International, Inc (Class A)	1,663,274
92,845	*	Cadence Design Systems, Inc	4,459,345
177,884	*	Cloudera, Inc	2,401,434
20,500	*	Everbridge, Inc	1,268,130
216,684	*	Everi Holdings, Inc	1,440,949
46,300		EVERTEC, Inc	1,281,121
72,371	*	Five9, Inc	3,700,329
26,600	*	ForeScout Technologies, Inc	811,300
44,434		Hackett Group, Inc	799,368
234,173	*	Limelight Networks, Inc	730,620
80,811	*	Model N, Inc	1,172,568
41,946		Pegasystems, Inc	2,361,140
94,660		Perspecta, Inc	1,897,933
61,468		Progress Software Corp	2,226,986
17,990	*	Proofpoint, Inc	1,832,641
23,017	*	RingCentral, Inc	2,127,691
139,320		Sabre Corp	3,201,574
26,135	*	SPS Commerce, Inc	2,317,129
20,669	*	Trade Desk, Inc	2,949,053
48,137	*	Twilio, Inc	5,358,611
54,759	*	Workiva, Inc	2,294,402
51,968	*	Zendesk, Inc	3,509,399
		TOTAL SOFTWARE & SERVICES	54,183,178
59

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
161,232	*	Aerohive Networks, Inc	$615,906
79,724		Avnet, Inc	3,284,629
69,718		CDW Corp	5,805,418
42,209	*	Cray, Inc	926,066
47,800		Flir Systems, Inc	2,336,464
145,723	*	Harmonic, Inc	770,875
54,687	*	Insight Enterprises, Inc	2,511,227
35,605		InterDigital, Inc	2,592,400
107,514		Jabil Circuit, Inc	2,865,248
63,374	*	Keysight Technologies, Inc	4,690,943
34,550	*	Sanmina Corp	1,078,651
22,300	*	Zebra Technologies Corp (Class A)	3,871,280
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	31,349,107

TELECOMMUNICATION SERVICES - 1.0%
74,003		Telephone & Data Systems, Inc	2,680,389
165,400	*	Vonage Holdings Corp	1,506,794
102,932	*	Zayo Group Holdings, Inc	2,825,483
		TOTAL TELECOMMUNICATION SERVICES	7,012,666

TRANSPORTATION - 2.1%
58,889	*	Echo Global Logistics, Inc	1,399,203
28,721		Forward Air Corp	1,681,040
86,641	*	Hub Group, Inc (Class A)	3,856,391
29,513		Landstar System, Inc	2,997,930
73,375		Marten Transport Ltd	1,419,806
88,022	*	Radiant Logistics, Inc	434,829
40,076		Skywest, Inc	2,041,872
		TOTAL TRANSPORTATION	13,831,071

UTILITIES - 2.5%
79,754		Clearway Energy, Inc (Class A)	1,172,384
29,306		ONE Gas, Inc	2,407,488
11,627		Pinnacle West Capital Corp	1,024,571
55,215		Portland General Electric Co	2,667,989
76,377		UGI Corp	4,355,780
211,213	*	Vistra Energy Corp	5,303,558
		TOTAL UTILITIES	16,931,770

		TOTAL COMMON STOCKS	671,993,308
		(Cost $600,086,432)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.3%
$1,610,000	Federal Home Loan Bank (FHLB)	2.260%	02/01/19	1,610,000
	TOTAL GOVERNMENT AGENCY DEBT			1,610,000
60

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
6,225,873	c	State Street Navigator Securities Lending Government Money Market Portfolio	$6,225,873
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,225,873

		TOTAL SHORT-TERM INVESTMENTS	7,835,873
		(Cost $7,835,873)
		TOTAL INVESTMENTS - 101.1%	679,829,181
		(Cost $607,922,305)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(7,155,434)
		NET ASSETS - 100.0%	$672,673,747

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,092,504.
61

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.5%
55,976		Aptiv plc	$4,429,381
12,746		BorgWarner, Inc	521,312
66,583		Harley-Davidson, Inc	2,454,249
22,556	*	Modine Manufacturing Co	329,994
39,858	*	Tesla, Inc	12,237,203
		TOTAL AUTOMOBILES & COMPONENTS	19,972,139

BANKS - 5.1%
1,694		Ameris Bancorp	64,287
26,689		Associated Banc-Corp	577,817
1,935,258		Bank of America Corp	55,096,795
47,422		Bank OZK	1,438,784
3,518		Banner Corp	191,872
339,486		BB&T Corp	16,566,917
17,500		Berkshire Hills Bancorp, Inc	476,875
6,267		Brookline Bancorp, Inc	93,190
8,221		Bryn Mawr Bank Corp	304,095
1,799		Cadence BanCorp	33,731
3,985		Camden National Corp	161,472
402,083		Citizens Financial Group, Inc	13,638,655
440		Columbia Banking System, Inc	16,170
108,335		Comerica, Inc	8,530,298
321		Commerce Bancshares, Inc	19,196
1,572		Community Trust Bancorp, Inc	63,839
3,270		Cullen/Frost Bankers, Inc	318,106
46,110	*	Customers Bancorp, Inc	906,984
12,542		Federal Agricultural Mortgage Corp (Class C)	887,347
288,180		Fifth Third Bancorp	7,728,988
10,587		First Busey Corp	262,134
2,352		First Financial Corp	97,537
44,108		First Republic Bank	4,262,156
1,130		FNB Corp	13,165
540		Glacier Bancorp, Inc	22,777
1,279		Hancock Holding Co	52,541
22,377		Hanmi Financial Corp	490,728
8,920		Heartland Financial USA, Inc	404,611
3,902		Heritage Financial Corp	120,884
19,184	*	HomeStreet, Inc	469,433
13,122		HomeTrust Bancshares, Inc	354,294
285,811		Huntington Bancshares, Inc	3,784,138
5,708		Investors Bancorp, Inc	69,295
15,606		Kearny Financial Corp	200,381
654,066		Keycorp	10,772,467
24,031		Live Oak Bancshares, Inc	334,031
90,129		M&T Bank Corp	14,829,826
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,553	*	MGIC Investment Corp	$219,061
11,344		National Bank Holdings Corp	362,554
310		NBT Bancorp, Inc	11,042
69,768		New York Community Bancorp, Inc	810,704
35,524	*	NMI Holdings, Inc	781,528
22,664		Northfield Bancorp, Inc	324,322
45,811		OFG Bancorp	887,817
7,838		Old National Bancorp	126,505
21,559		Opus Bank	450,583
16,485		PacWest Bancorp	636,156
982		People’s United Financial, Inc	16,085
53,702		Pinnacle Financial Partners, Inc	2,887,557
217,463		PNC Financial Services Group, Inc	26,676,186
36,221		Popular, Inc	1,978,029
15,663		Provident Financial Services, Inc	387,033
682,855		Regions Financial Corp	10,358,910
5,811		Signature Bank	739,798
6,239		Sterling Bancorp/DE	120,038
12,826		Stock Yards Bancorp, Inc	443,395
16,030	*	SVB Financial Group	3,741,081
1,879	*	Texas Capital Bancshares, Inc	109,489
10,055		TFS Financial Corp	163,997
17,614	*	The Bancorp, Inc	149,367
3,796		Trico Bancshares	143,185
31,975	*	Tristate Capital Holdings, Inc	651,011
350		Trustmark Corp	11,036
2,167		UMB Financial Corp	139,468
650		Umpqua Holdings Corp	11,492
6,031		Union Bankshares Corp	190,338
3,046		United Bankshares, Inc	107,737
10,303		Univest Corp of Pennsylvania	242,018
3,230		Webster Financial Corp	174,032
1,553		Westamerica Bancorporation	97,311
13,557	*	Western Alliance Bancorp	600,304
230		Wintrust Financial Corp	16,362
684		WSFS Financial Corp	28,844
55,123		Zions Bancorporation	2,623,304
		TOTAL BANKS	201,073,495

CAPITAL GOODS - 6.7%
162,937		3M Co	32,636,281
954		Acuity Brands, Inc	115,348
3,315		Air Lease Corp	125,771
12,786		Albany International Corp (Class A)	877,887
11,569		Argan, Inc	488,443
26,628	*	Armstrong Flooring, Inc	360,011
32,466	*	Astronics Corp	995,732
52,363	*	Axon Enterprise, Inc	2,671,037
46,198		Barnes Group, Inc	2,729,378
419	*	Beacon Roofing Supply, Inc	15,222
46,759	*	Builders FirstSource, Inc	618,154
11,825		Carlisle Cos, Inc	1,273,907
186,879		Caterpillar, Inc	24,884,808
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,817		Cubic Corp	$116,779
35,835		Cummins, Inc	5,271,687
69,524		Curtiss-Wright Corp	7,892,364
99,550		Deere & Co	16,326,200
166,074		Eaton Corp	12,663,142
1,365		EMCOR Group, Inc	89,039
50,744	*	Esterline Technologies Corp	6,175,545
59,517		Fastenal Co	3,598,398
59,113		Fortive Corp	4,432,884
300		GATX Corp	22,704
22,437		Graco, Inc	972,195
245		Granite Construction, Inc	10,589
28,146	*	Herc Holdings, Inc	1,042,809
82,903		Hexcel Corp	5,613,362
160,575		Illinois Tool Works, Inc	22,048,553
69,059		Ingersoll-Rand plc	6,908,662
260,229		Johnson Controls International plc	8,787,933
71,811	*	KEYW Holding Corp, The	515,603
67,680		L3 Technologies, Inc	13,324,838
25,825	*	Lydall, Inc	684,879
171,085		Masco Corp	5,544,865
52,845	*	Mercury Systems, Inc	3,098,302
23,535		Moog, Inc (Class A)	2,105,676
3,829	*	MYR Group, Inc	116,670
22,506	*,e	Nexeo Solutions, Inc	211,556
6,412		Owens Corning, Inc	335,925
84,023		PACCAR, Inc	5,505,187
41,230		Parker-Hannifin Corp	6,795,116
96,651	*,e	Plug Power, Inc	132,412
46,206		Quanta Services, Inc	1,632,920
37,955		Rockwell Automation, Inc	6,434,132
36,980		Roper Industries, Inc	10,474,955
2,611		Rush Enterprises, Inc (Class A)	99,871
33,429	*	Sensata Technologies Holding plc	1,587,877
9,292		Snap-On, Inc	1,542,379
115,622		Spirit Aerosystems Holdings, Inc (Class A)	9,642,875
14,045		Stanley Black & Decker, Inc	1,775,850
45,543	*	Teledyne Technologies, Inc	10,211,651
10,913	*	Titan Machinery, Inc	204,510
12,875	*	Trimas Corp	373,246
22,520	*	United Rentals, Inc	2,820,855
13,198	*	Veritiv Corp	450,712
13,236		W.W. Grainger, Inc	3,909,782
1,174		Wabash National Corp	16,366
83,851	*	Wesco Aircraft Holdings, Inc	732,858
1,355	*	WESCO International, Inc	71,002
36,655		Woodward Governor Co	3,330,107
36,530		Xylem, Inc	2,603,128
		TOTAL CAPITAL GOODS	266,050,929

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
540		ABM Industries, Inc	18,463
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,872		ACCO Brands Corp	$87,170
4,684	*	Cimpress NV	389,568
269,575	*	Copart, Inc	13,648,582
650		Covanta Holding Corp	10,465
12,306		Deluxe Corp	578,013
4,232		Exponent, Inc	211,431
4,282		Heidrick & Struggles International, Inc	141,520
8,866	*	Huron Consulting Group, Inc	428,671
4,156		ICF International, Inc	273,963
262,982	*	IHS Markit Ltd	13,654,025
12,692		Insperity, Inc	1,353,983
12,845		Kelly Services, Inc (Class A)	287,728
5,758		Kimball International, Inc (Class B)	81,361
590		Knoll, Inc	11,894
10,228		Manpower, Inc	808,319
14,602	*	Mistras Group, Inc	214,795
430		Mobile Mini, Inc	16,250
8,831		Navigant Consulting, Inc	228,900
970	*	On Assignment, Inc	61,100
19,611		Resources Connection, Inc	327,700
52,605		Robert Half International, Inc	3,389,340
1,210		Steelcase, Inc (Class A)	19,965
33,675	*,e	Team, Inc	482,899
120,100		TransUnion	7,304,482
2,825	*	TriNet Group, Inc	128,989
2,208		Viad Corp	116,362
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	44,275,938

CONSUMER DURABLES & APPAREL - 1.5%
13,930		Callaway Golf Co	226,920
595	*	Capri Holdings Ltd	25,276
22,010	*	Century Communities, Inc	516,355
396		Columbia Sportswear Co	35,319
490		Ethan Allen Interiors, Inc	9,300
48,285	*,e	Fossil Group, Inc	818,914
9,306	*	Green Brick Partners, Inc	78,729
53,158		Hanesbrands, Inc	796,838
258		Hasbro, Inc	23,364
2,202	*	Helen of Troy Ltd	255,520
12,394	*	iRobot Corp	1,112,857
55,384		Lennar Corp (Class A)	2,626,309
10,411	*,e	LGI Homes, Inc	617,372
12,186	*	Lululemon Athletica, Inc	1,801,213
75,045	*	Mattel, Inc	888,533
7,028	*	Meritage Homes Corp	316,822
17,259	*	Mohawk Industries, Inc	2,222,787
1,458		Movado Group, Inc	46,583
140,701		Newell Rubbermaid, Inc	2,984,268
392,949		Nike, Inc (Class B)	32,174,664
1,614		PVH Corp	176,104
65,920	*	Under Armour, Inc	1,248,525
80,428	*	Under Armour, Inc (Class A)	1,668,077
4,706	*	Unifi, Inc	100,661
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

74,386		VF Corp	$6,261,070
9,044		Whirlpool Corp	1,202,942
		TOTAL CONSUMER DURABLES & APPAREL	58,235,322

CONSUMER SERVICES - 2.2%
7,964	*	American Public Education, Inc	235,655
43,236		ARAMARK Holdings Corp	1,424,626
49,615		BBX Capital Corp	306,125
4,297	*	Bright Horizons Family Solutions	497,550
27,978		Carriage Services, Inc	544,172
5,410	*	Chipotle Mexican Grill, Inc (Class A)	2,865,190
13,555		Choice Hotels International, Inc	1,073,014
33,819		Darden Restaurants, Inc	3,548,628
320		DineEquity, Inc	24,406
26,826	*	El Pollo Loco Holdings, Inc	442,361
12,999	*	frontdoor, Inc	386,330
130,060		Hilton Worldwide Holdings, Inc	9,686,869
51,691	*	Houghton Mifflin Harcourt Co	541,205
165,797		Marriott International, Inc (Class A)	18,988,730
3,589		Marriott Vacations Worldwide Corp	317,770
55,172	*	Norwegian Cruise Line Holdings Ltd	2,837,496
18,056	*	Red Robin Gourmet Burgers, Inc	577,431
60,499		Royal Caribbean Cruises Ltd	7,262,905
38,369		Service Corp International	1,646,797
25,999	*	ServiceMaster Global Holdings, Inc	1,013,701
433,004		Starbucks Corp	29,504,892
9,266		Vail Resorts, Inc	1,744,417
2,296	*	Weight Watchers International, Inc	73,472
		TOTAL CONSUMER SERVICES	85,543,742

DIVERSIFIED FINANCIALS - 6.1%
58,449		Ally Financial, Inc	1,523,181
255,222		American Express Co	26,211,299
26,292		Ameriprise Financial, Inc	3,328,567
359,835		Bank of New York Mellon Corp	18,826,567
49,759		BlackRock, Inc	20,653,966
194,338		Capital One Financial Corp	15,661,699
426,206		Charles Schwab Corp	19,933,655
137,585		CME Group, Inc	25,078,994
280		Cohen & Steers, Inc	10,536
182,870		Discover Financial Services	12,341,896
26,410		E*TRADE Financial Corp	1,232,291
8,872		Factset Research Systems, Inc	1,939,685
77,683		Franklin Resources, Inc	2,300,194
9,333	*	Green Dot Corp	690,829
41,550		IntercontinentalExchange Group, Inc	3,189,378
165,102		Invesco Ltd	3,008,159
4,700		Invesco Mortgage Capital, Inc	75,670
24,238		Legg Mason, Inc	722,292
42,240		Moody’s Corp	6,695,462
536,542		Morgan Stanley	22,695,726
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,006	*,m	NewStar Financial, Inc	$3,635
119,931		Northern Trust Corp	10,609,096
55,811	*	On Deck Capital, Inc	419,699
5,668	*	PRA Group, Inc	167,263
119,778		S&P Global, Inc	22,955,454
123,600		State Street Corp	8,763,240
52,574		T Rowe Price Group, Inc	4,913,566
87,469		TD Ameritrade Holding Corp	4,893,891
25,591		Voya Financial, Inc	1,188,190
		TOTAL DIVERSIFIED FINANCIALS	240,034,080

ENERGY - 5.1%
179,060	*	Antero Resources Corp	1,801,344
88,873		Apache Corp	2,916,812
38,878		Archrock, Inc	367,008
161,663		Baker Hughes a GE Co	3,810,397
27,741	*	Bonanza Creek Energy, Inc	639,430
65,960	*	California Resources Corp	1,329,094
221,985	*	Callon Petroleum Co	1,806,958
83,614	*	Cheniere Energy, Inc	5,489,259
18,391		Cimarex Energy Co	1,385,578
422,291		ConocoPhillips	28,584,878
26,742	*,e	Covia Holdings Corp	125,152
18,082		Delek US Holdings, Inc	587,846
671,026	*	Denbury Resources, Inc	1,362,183
142,795	*	Devon Energy Corp	3,805,487
58,484		EQT Corp	1,138,683
16,785	*	Exterran Corp	291,388
127,354	*	Forum Energy Technologies, Inc	625,308
20,460		Green Plains Renewable Energy, Inc	290,737
45,139	*	Gulfport Energy Corp	378,716
86,778	*	Helix Energy Solutions Group, Inc	592,694
75,067		Hess Corp	4,053,618
1,203,650		Kinder Morgan, Inc	21,786,065
244,510	*	Laredo Petroleum Holdings, Inc	929,138
307,867		Marathon Oil Corp	4,861,220
14,654	*	Matrix Service Co	314,328
78,097	*	McDermott International, Inc	688,815
204,528		National Oilwell Varco, Inc	6,029,485
10,506	*	Natural Gas Services Group, Inc	173,454
58,596	*	Newpark Resources, Inc	486,933
163,893		Noble Energy, Inc	3,661,370
237,760	*	Oasis Petroleum, Inc	1,431,315
340,807		Occidental Petroleum Corp	22,759,092
12,097	*	Oceaneering International, Inc	189,802
422	*	Oil States International, Inc	7,267
159,210		ONEOK, Inc	10,222,874
25,647		PBF Energy, Inc	939,193
8,712	*	PDC Energy, Inc	283,750
55,112		Pioneer Natural Resources Co	7,843,540
62,594		Range Resources Corp	690,412
45,154	*	Renewable Energy Group, Inc	1,304,951
528,940		Schlumberger Ltd	23,384,437
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,165	*	Select Energy Services, Inc	$111,902
87,687		SM Energy Co	1,720,419
169,358	*	Southwestern Energy Co	740,094
241,087	*	Superior Energy Services	942,650
13,397		Targa Resources Investments, Inc	576,205
133,378	*	Tetra Technologies, Inc	284,095
17,909	*	Tidewater, Inc	385,402
81,725	*	Unit Corp	1,304,331
22,379	e	US Silica Holdings Inc	301,669
217,050		Valero Energy Corp	19,061,331
244,841		Williams Cos, Inc	6,593,568
31,849		World Fuel Services Corp	792,722
		TOTAL ENERGY	202,184,399

FOOD & STAPLES RETAILING - 0.5%
13,813		Andersons, Inc	484,146
35,243		Casey’s General Stores, Inc	4,535,069
32,171	*	Chefs’ Warehouse Holdings, Inc	1,033,332
18,451		Pricesmart, Inc	1,130,124
26,371	*	Smart & Final Stores, Inc	159,017
47,751		Spartan Stores, Inc	990,833
120,401	*	Sprouts Farmers Market, Inc	2,887,216
74,207	*	United Natural Foods, Inc	972,112
253,564	*	US Foods Holding Corp	8,550,178
14,051		Weis Markets, Inc	681,755
		TOTAL FOOD & STAPLES RETAILING	21,423,782

FOOD, BEVERAGE & TOBACCO - 3.6%
26,746		Bunge Ltd	1,472,902
75,680		Campbell Soup Co	2,681,342
949,670		Coca-Cola Co	45,707,617
229,108		General Mills, Inc	10,181,559
3,800	*	Hain Celestial Group, Inc	69,654
70,402		Hormel Foods Corp	2,979,413
118,265		Kellogg Co	6,978,818
17,709		McCormick & Co, Inc	2,189,541
580,901		Mondelez International, Inc	26,872,480
363,305		PepsiCo, Inc	40,933,575
674	*	TreeHouse Foods, Inc	39,335
		TOTAL FOOD, BEVERAGE & TOBACCO	140,106,236

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
18,978	*	Abiomed, Inc	6,662,606
14,457	*	Acadia Healthcare Co, Inc	395,544
77,582	*	Accuray, Inc	341,361
47,208	*	Align Technology, Inc	11,752,432
19,211	*	Amedisys, Inc	2,519,715
21,087	*	AMN Healthcare Services, Inc	1,366,227
50,424	*	Angiodynamics, Inc	1,063,946
29,851	*	athenahealth, Inc	4,022,124
18,911	*	AtriCure, Inc	585,295
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

108,009		Becton Dickinson & Co	$26,943,925
27,413	*	BioTelemetry, Inc	1,968,802
60,590	*	Brookdale Senior Living, Inc	493,808
20,471	*	Capital Senior Living Corp	142,683
142,328		Cardinal Health, Inc	7,112,130
108,343	*	Centene Corp	14,146,345
122,525	*	Cerner Corp	6,727,848
59,065	*	Cerus Corp	352,027
23,687		Cigna Corp	4,732,899
21,203	*	Civitas Solutions, Inc	375,929
19,097		Computer Programs & Systems, Inc	501,105
13,508		Cooper Cos, Inc	3,765,490
4,329	*	Corvel Corp	270,433
17,829	*	Cross Country Healthcare, Inc	171,693
218,905		CVS Health Corp	14,349,223
52,454		Dentsply Sirona, Inc	2,200,445
1,590	*	Diplomat Pharmacy, Inc	23,055
76,386	*	Edwards Lifesciences Corp	13,017,702
26,220	*	GenMark Diagnostics, Inc	174,101
12,520	*	Glaukos Corp	798,651
6,696	*	Globus Medical, Inc	301,655
7,898	*	Haemonetics Corp	781,191
111,678		HCA Holdings, Inc	15,571,264
22,037	*	Henry Schein, Inc	1,712,275
1,664	*	Heska Corp	164,070
2,640	*	HMS Holdings Corp	79,174
82,508	*	Hologic, Inc	3,663,355
69,539		Humana, Inc	21,486,856
43,591	*	IDEXX Laboratories, Inc	9,275,293
18,829	*	Integer Holding Corp	1,524,961
41,902	*	Laboratory Corp of America Holdings	5,839,044
16,182		LeMaitre Vascular, Inc	385,779
15,190	*	LHC Group, Inc	1,606,039
7,921	*	LivaNova plc	731,267
1,635	*	Magellan Health Services, Inc	106,537
9,720	*	Medidata Solutions, Inc	689,731
26,417	*	Merit Medical Systems, Inc	1,493,353
1,816	*	NextGen Healthcare, Inc	32,107
25,565	*	Omnicell, Inc	1,665,048
37,310	*	OraSure Technologies, Inc	479,433
5,709	*	Orthofix International NV	308,914
3,428	*	Penumbra, Inc	498,808
1,887	*	Premier, Inc	75,084
11,279	*	Providence Service Corp	723,435
22,904		Quest Diagnostics, Inc	2,000,664
5,122	*	Quidel Corp	297,230
36,676		Resmed, Inc	3,490,455
14,148	*	Select Medical Holdings Corp	220,992
30,225	*	Staar Surgical Co	1,079,939
17,725	*,e	Surgery Partners, Inc	231,843
20,553	*	Tactile Systems Technology, Inc	1,368,419
50,858	*,e	Teladoc, Inc	3,265,084
20,417	*	Tivity Health, Inc	454,482
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,688	*	Triple-S Management Corp (Class B)	$296,110
193,921		UnitedHealth Group, Inc	52,397,454
3,727		US Physical Therapy, Inc	394,652
13,533	*	Varian Medical Systems, Inc	1,786,762
18,508	*	Vocera Communications, Inc	755,497
3,149		West Pharmaceutical Services, Inc	340,942
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	264,552,742

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
2,378		Clorox Co	352,848
260,833		Colgate-Palmolive Co	16,870,678
64,627		Estee Lauder Cos (Class A)	8,816,415
50,403		Kimberly-Clark Corp	5,613,886
547,580		Procter & Gamble Co	52,825,043
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	84,478,870

INSURANCE - 3.7%
75,657		Allstate Corp	6,647,980
455,720		American International Group, Inc	19,700,776
26,961		Aspen Insurance Holdings Ltd	1,125,082
193,657		Chubb Ltd	25,766,064
29,570	*	Genworth Financial, Inc (Class A)	143,119
142,304		Loews Corp	6,816,362
237,157		Marsh & McLennan Cos, Inc	20,914,876
46,413		Principal Financial Group	2,323,899
335,142		Progressive Corp	22,551,705
236,532		Prudential Financial, Inc	21,794,058
128,444		Travelers Cos, Inc	16,124,860
		TOTAL INSURANCE	143,908,781

MATERIALS - 3.0%
99,743		Air Products & Chemicals, Inc	16,396,752
7,701		Aptargroup, Inc	763,323
97,555		Ball Corp	5,100,175
791		Bemis Co, Inc	38,632
17,130		Celanese Corp (Series A)	1,640,369
31,721	*	Century Aluminum Co	291,833
21,368	*	Clearwater Paper Corp	720,529
46,693		Commercial Metals Co	814,793
1,709		Compass Minerals International, Inc	89,295
147,659		Ecolab, Inc	23,355,224
7,652		FMC Corp	610,630
945		H.B. Fuller Co	46,674
9,579		International Flavors & Fragrances, Inc	1,358,111
99,782		International Paper Co	4,732,660
36,854	*	Kraton Polymers LLC	1,039,283
149,747		Linde plc	24,410,259
22,260		Louisiana-Pacific Corp	542,699
13,163		Martin Marietta Materials, Inc	2,325,639
10,187		Minerals Technologies, Inc	596,653
121,472		Mosaic Co	3,921,116
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

137,664		Newmont Mining Corp	$4,695,719
205,346		Nucor Corp	12,575,389
48,971		PH Glatfelter Co	625,849
2,337		Reliance Steel & Aluminum Co	191,354
55,648		Royal Gold, Inc	4,861,966
4,126		Schnitzer Steel Industries, Inc (Class A)	99,849
6,530		Sealed Air Corp	257,935
26,220	*	Summit Materials, Inc	400,117
16,409		Trinseo S.A.	804,861
13,175	*	US Concrete, Inc	469,030
27,076		Vulcan Materials Co	2,752,275
74,396		WestRock Co	3,028,661
		TOTAL MATERIALS	119,557,654

MEDIA & ENTERTAINMENT - 5.6%
51,909	*	Alphabet, Inc (Class A)	58,443,824
52,818	*	Alphabet, Inc (Class C)	58,964,430
711		Cable One, Inc	628,766
14,361		Cinemark Holdings, Inc	587,652
40,660	*	Clear Channel Outdoor Holdings, Inc (Class A)	226,476
181,655	*	Discovery, Inc (Class A)	5,155,369
197,556	*	Discovery, Inc (Class C)	5,264,867
20,213	*	Electronic Arts, Inc	1,864,447
99,663		Entravision Communications Corp (Class A)	392,672
120,599		Gannett Co, Inc	1,337,443
48,437	*	GCI Liberty, Inc	2,465,443
106,087	*	Gray Television, Inc	1,772,714
15,284	*	Imax Corp	317,449
54,214		Interpublic Group of Cos, Inc	1,233,368
2,205		John Wiley & Sons, Inc (Class A)	114,175
123,847	*	Liberty Broadband Corp (Class C)	10,529,472
46,566	*	Live Nation, Inc	2,491,747
8,163	*	Loral Space & Communications, Inc	294,766
7,778		Marcus Corp	346,665
10,901	e	Meredith Corp	591,597
111,414	*	NetFlix, Inc	37,825,053
58,591	e	New York Times Co (Class A)	1,506,375
113,293		Omnicom Group, Inc	8,823,259
182,283	*	Pandora Media, Inc	1,527,532
320		Scholastic Corp	13,341
23,476		Sinclair Broadcast Group, Inc (Class A)	723,296
1,880,461	e	Sirius XM Holdings, Inc	10,963,088
18,146		Tribune Co	833,083
79,880	*	TripAdvisor, Inc	4,583,514
29,875		World Wrestling Entertainment, Inc (Class A)	2,459,907
		TOTAL MEDIA & ENTERTAINMENT	222,281,790

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
271,896		AbbVie, Inc	21,830,530
54,132	*	Acadia Pharmaceuticals, Inc	1,233,127
11,304	*	Acceleron Pharma, Inc	479,290
135,880	*	Achillion Pharmaceuticals, Inc	297,577
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

42,044	*	Aclaris Therapeutics, Inc	$293,047
9,986	*	Acorda Therapeutics, Inc	166,067
18,110	*	Aduro Biotech, Inc	53,968
150,551		Agilent Technologies, Inc	11,449,404
15,764	*	Agios Pharmaceuticals, Inc	844,950
144,481	*	Akorn, Inc	543,249
170,731		Amgen, Inc	31,945,477
8,132	*	Atara Biotherapeutics, Inc	309,016
60,354	*	Bellicum Pharmaceuticals, Inc	199,168
85,758	*	BioCryst Pharmaceuticals, Inc	744,379
56,305	*	Biogen Idec, Inc	18,793,483
43,960	*	BioMarin Pharmaceutical, Inc	4,315,553
9,691	*	Bluebird Bio, Inc	1,293,070
445,448		Bristol-Myers Squibb Co	21,991,768
5,167	*	Catalent, Inc	190,817
196,371	*	Celgene Corp	17,370,979
40,045	*	Coherus Biosciences, Inc	539,006
18,378	*,e	Collegium Pharmaceutical, Inc	294,232
277,630		Eli Lilly & Co	33,276,732
4,990	*,e	Esperion Thereapeutics, Inc	231,785
28,683	*	FibroGen, Inc	1,627,760
4,680	*,e	Flexion Therapeutics Inc	68,749
288,576		Gilead Sciences, Inc	20,203,206
16,242	*	Halozyme Therapeutics, Inc	262,796
45,560	*	Illumina, Inc	12,747,232
68,890	*	Inovio Pharmaceuticals, Inc	345,139
18,561	*	Intersect ENT, Inc	550,705
48,629	*	Iovance Biotherapeutics, Inc	444,955
56,297	*	IQVIA Holdings, Inc	7,262,876
9,835	*	Jazz Pharmaceuticals plc	1,238,128
25,398	*	Karyopharm Therapeutics, Inc	215,121
627,760		Merck & Co, Inc	46,724,177
5,838	*	Mettler-Toledo International, Inc	3,725,578
42,726	*	Nektar Therapeutics	1,809,019
89,462	*,e	Opko Health, Inc	329,220
35,677	*,e	Paratek Pharmaceuticals, Inc	240,641
5,870	*	PerkinElmer, Inc	531,235
2,879		Perrigo Co plc	133,729
80,041	*	Progenics Pharmaceuticals, Inc	354,582
16,217	*	Prothena Corp plc	190,550
10,047	*	Reata Pharmaceuticals, Inc	801,449
5,837	*	Sage Therapeutics, Inc	832,298
37,874	*	Sangamo Biosciences, Inc	442,747
15,601	*	Sarepta Therapeutics, Inc	2,179,616
4,385	*	Spark Therapeutics, Inc	209,691
25,761	*,e	Theravance Biopharma, Inc	671,074
17,724	*	Ultragenyx Pharmaceutical, Inc	874,148
71,046	*	Vertex Pharmaceuticals, Inc	13,563,392
18,425	*	Waters Corp	4,260,228
256,688		Zoetis, Inc	22,116,238
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	313,642,953
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.0%
16,408		Alexandria Real Estate Equities, Inc	$2,161,098
11,117	*,e	Altisource Portfolio Solutions S.A.	263,251
23,462		American Campus Communities, Inc	1,079,721
164,544		American Tower Corp	28,439,785
72,632		Boston Properties, Inc	9,577,982
36,800		Brixmor Property Group, Inc	630,384
60,268		CatchMark Timber Trust Inc	553,863
262,086	e	CBL & Associates Properties, Inc	652,594
79,390	*	CBRE Group, Inc	3,632,093
42,246		Chatham Lodging Trust	853,792
62,954		CorePoint Lodging, Inc	770,557
17,160		Coresite Realty	1,695,236
6,932		CyrusOne, Inc	375,714
50,236		Digital Realty Trust, Inc	5,442,568
8,358		Douglas Emmett, Inc	316,183
58,576		Duke Realty Corp	1,712,762
19,598		Easterly Government Properties, Inc	351,980
36,148		Equinix, Inc	14,242,312
3,961		Federal Realty Investment Trust	525,110
33,420		First Industrial Realty Trust, Inc	1,093,502
52,368		Franklin Street Properties Corp	388,571
204,267		HCP, Inc	6,442,581
154,979		Host Marriott Corp	2,798,921
32,022	*	Howard Hughes Corp	3,555,723
24,076		Hudson Pacific Properties	781,748
100,069		Iron Mountain, Inc	3,722,567
95,797		iStar Financial, Inc	918,693
5,945		Jones Lang LaSalle, Inc	852,572
4,739		Kilroy Realty Corp	333,910
88,542		Kimco Realty Corp	1,506,099
15,135		Liberty Property Trust	713,464
35,800		NorthStar Realty Europe Corp	601,082
24,547		Office Properties Income Trust	786,240
4,166		Paramount Group, Inc	60,324
57,124		Park Hotels & Resorts, Inc	1,717,719
540		Piedmont Office Realty Trust, Inc	10,454
346,453		Prologis, Inc	23,960,689
22,163		QTS Realty Trust, Inc	933,284
24,711	e	Realogy Holdings Corp	438,620
7,331		Regency Centers Corp	476,515
2,009		RMR Group, Inc	132,614
37,701		Sabra Healthcare REIT, Inc	774,379
45,216	*	SBA Communications Corp	8,253,276
8,006		Senior Housing Properties Trust	110,243
31,374		Tier REIT, Inc	737,289
30,349		UDR, Inc	1,327,769
31,258		VICI Properties, Inc	672,985
297		Washington REIT	7,529
205,082		Welltower, Inc	15,891,804
198,571		Weyerhaeuser Co	5,210,503
		TOTAL REAL ESTATE	158,488,654
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 5.1%
34,963	*	1-800-FLOWERS.COM, Inc (Class A)	$557,660
2,432		Aaron’s, Inc	121,746
24,346		Advance Auto Parts, Inc	3,875,883
21,946	*	Barnes & Noble Education, Inc	125,531
56,825		Best Buy Co, Inc	3,366,313
17,183	*	Booking Holdings, Inc	31,493,174
250		Buckle, Inc	4,342
43,488	*	CarMax, Inc	2,556,225
116,606	*	Etsy, Inc	6,372,518
146,592		Expedia, Inc	17,481,096
6,360	*	Five Below, Inc	786,923
106,784		Gap, Inc	2,716,585
22,125	*	Genesco, Inc	999,607
48,349	*,e	GNC Holdings, Inc	147,464
593,289	*	Groupon, Inc	2,236,700
18,815		Haverty Furniture Cos, Inc	383,262
29,239	*	Hibbett Sports, Inc	477,765
250,264		Home Depot, Inc	45,930,952
93,965		Kohl’s Corp	6,454,456
11,548	*	Lands’ End, Inc	206,709
71,757	*	LKQ Corp	1,881,469
264,241		Lowe’s Companies, Inc	25,409,415
4,421		Macy’s, Inc	116,272
4,455	*	MarineMax, Inc	79,210
26,766		Nordstrom, Inc	1,242,210
73,155		Nutri/System, Inc	3,175,659
5,216		Office Depot, Inc	15,387
397		Pool Corp	59,514
123,411	*	Quotient Technology, Inc	1,234,110
22,483	*	Rent-A-Center, Inc	393,452
141,284		Ross Stores, Inc	13,015,082
5,448	*	Sally Beauty Holdings, Inc	93,815
12,547		Shoe Carnival, Inc	462,733
67,590	*	Shutterfly, Inc	3,106,436
90,719		Target Corp	6,622,487
14,544		Tiffany & Co	1,290,489
121,046		TJX Companies, Inc	6,019,618
15,754		Tractor Supply Co	1,345,392
17,401	*	Ulta Beauty, Inc	5,079,700
33,837	e	Williams-Sonoma, Inc	1,841,748
860		Winmark Corp	132,569
5,569	*	Zumiez, Inc	141,508
		TOTAL RETAILING	199,053,186

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
349,407		Applied Materials, Inc	13,654,825
11,151	*	Cirrus Logic, Inc	414,260
17,686	*	Cree, Inc	891,905
11,757	*	First Solar, Inc	594,787
24,001	*	Integrated Device Technology, Inc	1,172,449
880,467		Intel Corp	41,487,605
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

49,979		Lam Research Corp	$8,475,439
145,171		NVIDIA Corp	20,868,331
290,439		Texas Instruments, Inc	29,241,398
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	116,800,999

SOFTWARE & SERVICES - 11.5%
216,937		Accenture plc	33,310,676
136,249	*	Adobe, Inc	33,765,227
102,486	*	Autodesk, Inc	15,085,939
42,197	*	Benefitfocus, Inc	2,360,922
263,082	*	Black Knight, Inc	12,941,004
12,432		Blackbaud, Inc	890,131
234,714		Booz Allen Hamilton Holding Co	11,531,499
110,902	*	Cadence Design Systems, Inc	5,326,623
296,557	*	Conduent, Inc	3,781,102
55,469		CSG Systems International, Inc	2,007,423
16,527	*	Ellie Mae, Inc	1,252,747
51,651	*	ExlService Holdings, Inc	2,969,932
2,334	*	Fair Isaac Corp	525,617
272,393		International Business Machines Corp	36,615,067
113,870		Intuit, Inc	24,575,423
216,899	*	Limelight Networks, Inc	676,725
54,815		LogMeIn, Inc	5,098,891
1,188,132	d	Microsoft Corp	124,076,625
59,539	*	MINDBODY, Inc	2,170,792
51,460	*	MoneyGram International, Inc	109,610
61,195	*	New Relic, Inc	6,220,472
54,403	*	Nutanix, Inc	2,787,066
5,290	*	OneSpan, Inc	77,181
711,170		Oracle Corp	35,722,069
15,813	*	Paycom Software, Inc	2,344,119
8,400	*	Paylocity Holding Corp	596,652
46,755	*	Perficient, Inc	1,192,720
21,141	*	Qualys, Inc	1,829,331
48,320	*	Rapid7, Inc	1,941,498
67,172	*	RingCentral, Inc	6,209,380
227,142	*	salesforce.com, Inc	34,518,770
44,694		Science Applications International Corp	3,000,755
43,743	*	SPS Commerce, Inc	3,878,254
67,259	*	Sykes Enterprises, Inc	1,854,331
25,887	*	Tableau Software, Inc	3,309,394
139,395	*	Teradata Corp	6,186,350
64,472		TiVo Corp	717,573
163,822		Travelport Worldwide Ltd	2,565,452
15,317		TTEC Holdings, Inc	512,047
51,061	*	Twilio, Inc	5,684,111
9,913	*	Ultimate Software Group, Inc	2,706,943
38,053	*	Virtusa Corp	1,846,332
11,759		VMware, Inc (Class A)	1,776,432
33,786	*	WEX, Inc	5,450,695
30,134	*	Zendesk, Inc	2,034,949
		TOTAL SOFTWARE & SERVICES	454,034,851
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
2,919	*	Anixter International, Inc	$177,212
708,687		Apple, Inc	117,953,864
40,047		AVX Corp	710,834
8,124		Badger Meter, Inc	428,866
1,070		Belden CDT, Inc	57,363
103,060		Benchmark Electronics, Inc	2,619,785
1,012,321		Cisco Systems, Inc	47,872,660
2,689	*	Coherent, Inc	317,840
34,511	*	Cray, Inc	757,171
34,326		CTS Corp	973,829
22,592		Daktronics, Inc	170,118
99,736		Dolby Laboratories, Inc (Class A)	6,445,938
45,906	*	Fabrinet	2,609,297
18,340	*	FARO Technologies, Inc	779,817
40,091	*	Finisar Corp	913,273
758,600		Hewlett Packard Enterprise Co	11,826,574
871,113		HP, Inc	19,190,619
11,733	*	Insight Enterprises, Inc	538,779
182		InterDigital, Inc	13,251
28,977	*	Itron, Inc	1,583,014
70,176		Kemet Corp	1,243,519
15,930	*	Keysight Technologies, Inc	1,179,139
17,293	*	Kimball Electronics, Inc	279,628
15,821		Littelfuse, Inc	2,780,066
9,728	*	Lumentum Holdings, Inc	475,796
6,814		Methode Electronics, Inc	175,461
49,310		Motorola, Inc	5,764,832
120,617		National Instruments Corp	5,333,684
19,428	*	Novanta, Inc	1,353,743
500	*	OSI Systems, Inc	44,845
23,378	*	Plexus Corp	1,311,973
13,761	*	Ribbon Communications, Inc	76,786
11,038	*	Rogers Corp	1,400,833
13,734		SYNNEX Corp	1,328,902
42,266	*	Tech Data Corp	4,041,898
81,317	*	TTM Technologies, Inc	933,519
73,134		Vishay Intertechnology, Inc	1,426,113
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	245,090,841

TELECOMMUNICATION SERVICES - 1.9%
23,657	*	Boingo Wireless, Inc	570,607
555,917		CenturyLink, Inc	8,516,649
65,553	*	Cincinnati Bell, Inc	546,712
24,512		Cogent Communications Group, Inc	1,187,606
82,226		Consolidated Communications Holdings, Inc	878,174
150,201	*	Iridium Communications, Inc	2,910,895
105,877	*	Orbcomm, Inc	861,839
1,375,137	*	Sprint Corp	8,580,855
742,487		Verizon Communications, Inc	40,881,334
320,030	*	Vonage Holdings Corp	2,915,473
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

215,693	*	Zayo Group Holdings, Inc	$5,920,773
		TOTAL TELECOMMUNICATION SERVICES	73,770,917

TRANSPORTATION - 2.5%
310		Arkansas Best Corp	11,662
2,385	*	Avis Budget Group, Inc	63,537
200,629		CSX Corp	13,181,325
197,594		Delta Air Lines, Inc	9,767,072
8		Expeditors International of Washington, Inc	554
17,741	*	Hertz Global Holdings, Inc	294,323
180		Landstar System, Inc	18,284
61,462		Norfolk Southern Corp	10,309,636
9		Ryder System, Inc	521
179,530		Southwest Airlines Co	10,190,123
187,341		Union Pacific Corp	29,800,333
231,633		United Parcel Service, Inc (Class B)	24,414,118
		TOTAL TRANSPORTATION	98,051,488

UTILITIES - 3.6%
258,499		American Electric Power Co, Inc	20,452,441
12,632		American Water Works Co, Inc	1,208,503
13,548		Clearway Energy, Inc (Class C)	204,439
180,018		Consolidated Edison, Inc	13,978,398
295,308		Dominion Resources, Inc	20,742,434
13,916		DTE Energy Co	1,638,609
126,823		Edison International	7,225,106
134,706		Eversource Energy	9,349,944
42,852		New Jersey Resources Corp	2,078,322
10,059		ONE Gas, Inc	826,347
290		Ormat Technologies, Inc	16,736
206,735		Public Service Enterprise Group, Inc	11,277,394
105,409		Sempra Energy	12,330,745
73,934		South Jersey Industries, Inc	2,201,755
442,367		Southern Co	21,499,036
3,524		UGI Corp	200,974
104,830		WEC Energy Group, Inc	7,655,735
169,001		Xcel Energy, Inc	8,848,892
		TOTAL UTILITIES	141,735,810

		TOTAL COMMON STOCKS	3,914,349,598
		(Cost $3,110,873,098)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
21,053	†,m	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
77

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.1%

TREASURY DEBT - 0.5%
$19,640,000		United States Treasury Bill	2.322%	02/12/19	$19,626,076
		TOTAL TREASURY DEBT			19,626,076

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
22,172,957	c	State Street Navigator Securities Lending Government Money Market Portfolio			22,172,957
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			22,172,957

		TOTAL SHORT-TERM INVESTMENTS			41,799,033
		(Cost $41,799,035)
		TOTAL INVESTMENTS - 100.4%			3,956,148,631
		(Cost $3,152,672,133)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(14,201,957)
		NET ASSETS - 100.0%			$3,941,946,674

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,192,208.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2019 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	152	03/15/19	$20,172,346	$20,554,200	$381,854

78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.9%

AUTOMOBILES & COMPONENTS - 0.5%
1,891		Aptiv plc	$149,635
669	*	Cooper-Standard Holding, Inc	51,152
1,261	*	Tesla, Inc	387,152
		TOTAL AUTOMOBILES & COMPONENTS	587,939

BANKS - 5.3%
292		Arrow Financial Corp	9,300
62,374		Bank of America Corp	1,775,788
15,958		BB&T Corp	778,750
339		Camden National Corp	13,736
19,508		Citizens Financial Group, Inc	661,711
3,253		Comerica, Inc	256,141
497	*	Customers Bancorp, Inc	9,776
129		Federal Agricultural Mortgage Corp (Class C)	9,127
17,193		Fifth Third Bancorp	461,116
119		First Commonwealth Financial Corp	1,619
340		First Financial Corp	14,100
1,276		First Republic Bank	123,300
31		Hanmi Financial Corp	680
414	*	HomeStreet, Inc	10,131
648		HomeTrust Bancshares, Inc	17,496
7,629		Huntington Bancshares, Inc	101,008
14,226		Keycorp	234,302
262		Live Oak Bancshares, Inc	3,642
4,237		M&T Bank Corp	697,156
940	*	MGIC Investment Corp	11,731
1,534		OFG Bancorp	29,729
791		Old Line Bancshares, Inc	21,365
230		Opus Bank	4,807
6,979		PNC Financial Services Group, Inc	856,114
22,455		Regions Financial Corp	340,642
1,072	*	SVB Financial Group	250,183
2,221	*	The Bancorp, Inc	18,834
356	*	Tristate Capital Holdings, Inc	7,248
47		Union Bankshares Corp	1,483
1,616		Zions Bancorporation	76,906
		TOTAL BANKS	6,797,921

CAPITAL GOODS - 7.3%
5,654		3M Co	1,132,496
1,659		Air Lease Corp	62,943
2,577		Aircastle Ltd	53,705
663		Argan, Inc	27,992
521	*	Armstrong Flooring, Inc	7,044
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

958	*	Astronics Corp	$29,382
2,127	*	Axon Enterprise, Inc	108,498
430		Carlisle Cos, Inc	46,324
6,609		Caterpillar, Inc	880,055
372		Cummins, Inc	54,725
2,106		Curtiss-Wright Corp	239,073
5,060		Deere & Co	829,840
8,617		Eaton Corp	657,046
271		EMCOR Group, Inc	17,677
1,186	*	Esterline Technologies Corp	144,336
668		Fastenal Co	40,387
2,763		Fortive Corp	207,197
1,084	*	Herc Holdings, Inc	40,162
1,535		Hexcel Corp	103,935
5,981		Illinois Tool Works, Inc	821,251
1,473		Ingersoll-Rand plc	147,359
13,899		Johnson Controls International plc	469,369
2,179	*	KEYW Holding Corp, The	15,645
3,442		L3 Technologies, Inc	677,661
401	*	Lydall, Inc	10,635
2,301	*	Mercury Systems, Inc	134,908
384	*	MYR Group, Inc	11,701
631	*	Nexeo Solutions, Inc	5,931
998		PACCAR, Inc	65,389
2,868		Parker-Hannifin Corp	472,675
3,941	*	Plug Power, Inc	5,399
2,387		Quanta Services, Inc	84,357
873		Rockwell Automation, Inc	147,991
1,325		Roper Industries, Inc	375,320
5,218		Spirit Aerosystems Holdings, Inc (Class A)	435,181
943		Stanley Black & Decker, Inc	119,233
1,424	*	Teledyne Technologies, Inc	319,289
245	*	Titan Machinery, Inc	4,591
988	*	United Rentals, Inc	123,757
413	*	Veritiv Corp	14,104
537		W.W. Grainger, Inc	158,624
2,368	*	Wesco Aircraft Holdings, Inc	20,696
21	*	WESCO International, Inc	1,100
777		Woodward Governor Co	70,591
1,197		Xylem, Inc	85,298
		TOTAL CAPITAL GOODS	9,480,872

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
428	*	Cimpress NV	35,597
8,474	*	Copart, Inc	429,039
260		Heidrick & Struggles International, Inc	8,593
526	*	Huron Consulting Group, Inc	25,432
278		ICF International, Inc	18,326
12,382	*	IHS Markit Ltd	642,873
162		Insperity, Inc	17,282
7		Kforce, Inc	230
876		Kimball International, Inc (Class B)	12,378
753	*	Mistras Group, Inc	11,077
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

728		Resources Connection, Inc	$12,165
1,685		RR Donnelley & Sons Co	8,593
418	*	SP Plus Corp	13,836
1,049	*	Team, Inc	15,043
5,558		TransUnion	338,037
40	*	TrueBlue, Inc	975
486		Viad Corp	25,612
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,615,088

CONSUMER DURABLES & APPAREL - 1.3%
733	*	Century Communities, Inc	17,196
864	*	Green Brick Partners, Inc	7,309
5		Hasbro, Inc	453
277		Hooker Furniture Corp	7,969
2,768		Lennar Corp (Class A)	131,259
439	*	Lululemon Athletica, Inc	64,889
670	*	Mattel, Inc	7,933
3,349		Newell Rubbermaid, Inc	71,032
12,513		Nike, Inc (Class B)	1,024,564
370	*	Unifi, Inc	7,914
4,203		VF Corp	353,767
		TOTAL CONSUMER DURABLES & APPAREL	1,694,285

CONSUMER SERVICES - 2.3%
214	*	American Public Education, Inc	6,332
3,007		ARAMARK Holdings Corp	99,081
176	*	Bright Horizons Family Solutions	20,379
628		Carriage Services, Inc	12,215
137	*	Chipotle Mexican Grill, Inc (Class A)	72,556
541		Darden Restaurants, Inc	56,767
922	*	El Pollo Loco Holdings, Inc	15,204
818	*	frontdoor, Inc	24,311
6,205		Hilton Worldwide Holdings, Inc	462,148
2,484	*	Houghton Mifflin Harcourt Co	26,007
4,505		Marriott International, Inc (Class A)	515,958
559	*	Red Robin Gourmet Burgers, Inc	17,877
4,152		Royal Caribbean Cruises Ltd	498,448
1,636	*	ServiceMaster Global Holdings, Inc	63,788
26		Six Flags Entertainment Corp	1,601
188	*	Sotheby’s (Class A)	7,593
14,463		Starbucks Corp	985,509
555		Vail Resorts, Inc	104,484
191	*	Weight Watchers International, Inc	6,112
		TOTAL CONSUMER SERVICES	2,996,370

DIVERSIFIED FINANCIALS - 5.6%
3,269		Ally Financial, Inc	85,190
8,065		American Express Co	828,276
523		Ameriprise Financial, Inc	66,212
13,976		Bank of New York Mellon Corp	731,224
1,588		BlackRock, Inc	659,147
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

7,382		Capital One Financial Corp	$594,915
16,107		Charles Schwab Corp	753,324
4,102		CME Group, Inc	747,713
3,787		Discover Financial Services	255,585
805	*	Donnelley Financial Solutions, Inc	11,785
520		Dynex Capital, Inc	3,130
2,050		IntercontinentalExchange Group, Inc	157,358
1,149		Moody’s Corp	182,128
13,294		Morgan Stanley	562,336
544	*,m	NewStar Financial, Inc	141
755		Northern Trust Corp	66,787
1,767	*	On Deck Capital, Inc	13,288
3,629		S&P Global, Inc	695,498
6,001		State Street Corp	425,471
1,591		T Rowe Price Group, Inc	148,695
4,891		TD Ameritrade Holding Corp	273,652
		TOTAL DIVERSIFIED FINANCIALS	7,261,855

ENERGY - 3.5%
3,537	*	Apergy Corp	118,914
5,762		Archrock, Inc	54,393
25,818		Baker Hughes a GE Co	608,530
2,923	*	C&J Energy Services, Inc	46,973
1,721	*	Cactus, Inc	56,483
10,292	*	Cheniere Energy, Inc	675,670
1,032	*	Covia Holdings Corp	4,830
3,786		Delek US Holdings, Inc	123,083
1,698	*	Dril-Quip, Inc	63,573
1,468	*	Exterran Corp	25,484
3,671	*	Forum Energy Technologies, Inc	18,025
3,317	*	Frank’s International NV	18,874
1,474	*	FTS International, Inc	12,013
1,785		Green Plains Renewable Energy, Inc	25,365
6,183	*	Helix Energy Solutions Group, Inc	42,230
2,438	*	Keane Group, Inc	24,575
884	*	KLX Energy Services Holdings, Inc	23,037
1,158	*	Matrix Service Co	24,839
8,130	*	McDermott International, Inc	71,707
19,406		National Oilwell Varco, Inc	572,089
413	*	Natural Gas Services Group, Inc	6,819
420	*	NCS Multistage Holdings, Inc	2,377
3,992	*	Newpark Resources, Inc	33,173
4,345	*	Oceaneering International, Inc	68,173
2,701	*	Oil States International, Inc	46,511
11,584		ONEOK, Inc	743,809
6,046		PBF Energy, Inc	221,404
1,634	*	Renewable Energy Group, Inc	47,223
2,594		RPC, Inc	27,989
1,984	*	Select Energy Services, Inc	16,864
11,129		Targa Resources Investments, Inc	478,658
4,972	*	Tetra Technologies, Inc	10,590
1,279	*	Tidewater, Inc	27,524
3,549		US Silica Holdings Inc	47,841
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,036		World Fuel Services Corp	$75,566
		TOTAL ENERGY	4,465,208

FOOD & STAPLES RETAILING - 0.7%
1,233		Andersons, Inc	43,217
1,352		Casey’s General Stores, Inc	173,975
963	*	Chefs’ Warehouse Holdings, Inc	30,932
934		Pricesmart, Inc	57,207
386	*	Smart & Final Stores, Inc	2,328
1,614		Spartan Stores, Inc	33,490
6,288	*	Sprouts Farmers Market, Inc	150,786
2,041	*	United Natural Foods, Inc	26,737
10,821	*	US Foods Holding Corp	364,884
336		Weis Markets, Inc	16,303
		TOTAL FOOD & STAPLES RETAILING	899,859

FOOD, BEVERAGE & TOBACCO - 3.5%
1,666		Bunge Ltd	91,747
30,614		Coca-Cola Co	1,473,452
209	*	Farmer Bros Co	5,141
309	*	Freshpet, Inc	11,115
8,694		General Mills, Inc	386,361
87	*	Hain Celestial Group, Inc	1,595
4,277		Hormel Foods Corp	181,003
1,833		Kellogg Co	108,165
20,340		Mondelez International, Inc	940,928
11,914		PepsiCo, Inc	1,342,350
		TOTAL FOOD, BEVERAGE & TOBACCO	4,541,857

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
1,099	*	Abiomed, Inc	385,826
1,028	*	Acadia Healthcare Co, Inc	28,126
2,917	*	Accuray, Inc	12,835
2,053	*	Align Technology, Inc	511,094
2,208	*	Allscripts Healthcare Solutions, Inc	26,032
171	*	American Renal Associates Holdings, Inc	2,073
43	*	AMN Healthcare Services, Inc	2,786
877	*	Angiodynamics, Inc	18,505
433	*	athenahealth, Inc	58,342
3,760		Becton Dickinson & Co	937,970
2,394	*	Brookdale Senior Living, Inc	19,511
433	*	Capital Senior Living Corp	3,018
3,486		Cardinal Health, Inc	174,195
3,363	*	Centene Corp	439,107
5,495	*	Cerner Corp	301,730
3,696	*	Cerus Corp	22,028
1,635		Cigna Corp	326,689
386	*	Civitas Solutions, Inc	6,844
162		Computer Programs & Systems, Inc	4,251
266		Cooper Cos, Inc	74,150
594	*	Cross Country Healthcare, Inc	5,720
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

11,927		CVS Health Corp	$781,815
331	*	Diplomat Pharmacy, Inc	4,800
3,332	*	Edwards Lifesciences Corp	567,839
295		Encompass Health Corp	19,718
2,231	*	GenMark Diagnostics, Inc	14,814
4,734		HCA Holdings, Inc	660,062
737	*	Henry Schein, Inc	57,265
3,700	*	Hologic, Inc	164,280
2,218		Humana, Inc	685,340
1,398	*	IDEXX Laboratories, Inc	297,466
90	*	Integer Holding Corp	7,289
900	*	Laboratory Corp of America Holdings	125,415
365		LeMaitre Vascular, Inc	8,702
198	*	LHC Group, Inc	20,935
62	*	LivaNova plc	5,724
1,000		Meridian Bioscience, Inc	16,390
20	*	Merit Medical Systems, Inc	1,131
118	*	NextGen Healthcare, Inc	2,086
479	*	Omnicell, Inc	31,197
765	*	OraSure Technologies, Inc	9,830
69	*	Penumbra, Inc	10,040
638		Quest Diagnostics, Inc	55,729
30	*	Quidel Corp	1,741
586	*	RadNet, Inc	7,999
144		Resmed, Inc	13,705
241	*	Staar Surgical Co	8,611
315	*	Surgery Partners, Inc	4,120
2,992	*	Teladoc, Inc	192,086
549	*	Triple-S Management Corp (Class B)	11,068
6,021		UnitedHealth Group, Inc	1,626,874
602	*	Varian Medical Systems, Inc	79,482
335	*	Vocera Communications, Inc	13,675
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,868,060

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
14		Clorox Co	2,077
11,516		Colgate-Palmolive Co	744,855
3,434		Estee Lauder Cos (Class A)	468,466
1,118		Kimberly-Clark Corp	124,523
17,839		Procter & Gamble Co	1,720,929
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,060,850

INSURANCE - 3.8%
5,460		Allstate Corp	479,770
18,041		American International Group, Inc	779,912
6,597		Chubb Ltd	877,731
9,276		Loews Corp	444,321
8,367		Marsh & McLennan Cos, Inc	737,886
9,039		Progressive Corp	608,234
7,454		Prudential Financial, Inc	686,812
2,782		Travelers Cos, Inc	349,252
		TOTAL INSURANCE	4,963,918
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
2,283	*	Axalta Coating Systems Ltd	$58,490
3,742		Ball Corp	195,632
1,276		Celanese Corp (Series A)	122,190
2,494	*	Century Aluminum Co	22,945
716	*	Clearwater Paper Corp	24,144
3,225		Commercial Metals Co	56,276
4,985		Ecolab, Inc	788,477
6,808		FMC Corp	543,278
2,585		H.B. Fuller Co	127,673
1,176		International Flavors & Fragrances, Inc	166,733
2,700		International Paper Co	128,061
1,043	*	Kraton Polymers LLC	29,413
898		Martin Marietta Materials, Inc	158,659
780		Materion Corp	36,605
562		Minerals Technologies, Inc	32,916
11,085		Mosaic Co	357,824
898		Myers Industries, Inc	14,602
11,017		Newmont Mining Corp	375,790
1,969		PH Glatfelter Co	25,164
2,310		Reliance Steel & Aluminum Co	189,143
1,046		Royal Gold, Inc	91,389
711		RPM International, Inc	40,641
644	*	Ryerson Holding Corp	4,527
1,187		Schnitzer Steel Industries, Inc (Class A)	28,725
2,041		Scotts Miracle-Gro Co (Class A)	151,748
1,735		Trinseo S.A.	85,102
670	*	US Concrete, Inc	23,852
5,974		Valvoline, Inc	132,085
1,514		Vulcan Materials Co	153,898
1,118		WestRock Co	45,514
		TOTAL MATERIALS	4,211,496

MEDIA & ENTERTAINMENT - 5.7%
1,665	*	Alphabet, Inc (Class A)	1,874,607
1,694	*	Alphabet, Inc (Class C)	1,891,131
166		Cinemark Holdings, Inc	6,793
506	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,818
4,084	*	Discovery, Inc (Class A)	115,904
4,068	*	Discovery, Inc (Class C)	108,412
976	*	Electronic Arts, Inc	90,026
2,764		Entravision Communications Corp (Class A)	10,890
5,395		Gannett Co, Inc	59,831
1,778	*	GCI Liberty, Inc	90,500
1,931	*	Gray Television, Inc	32,267
768	*	Hemisphere Media Group, Inc	10,184
143	*	Imax Corp	2,970
2,751		Interpublic Group of Cos, Inc	62,585
4,053	*	Liberty Broadband Corp (Class C)	344,586
309	*	Loral Space & Communications, Inc	11,158
449		Marcus Corp	20,012
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

786		Meredith Corp	$42,656
1,486		National CineMedia, Inc	10,268
3,621	*	NetFlix, Inc	1,229,329
6,444		Omnicom Group, Inc	501,859
10,118	*	Pandora Media, Inc	84,789
362		Scholastic Corp	15,092
1,087		Sinclair Broadcast Group, Inc (Class A)	33,491
56,881		Sirius XM Holdings, Inc	331,616
2,935		Tribune Co	134,746
4,151	*	TripAdvisor, Inc	238,184
775		World Wrestling Entertainment, Inc (Class A)	63,814
		TOTAL MEDIA & ENTERTAINMENT	7,420,518

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
11,261		AbbVie, Inc	904,146
274	*	Aclaris Therapeutics, Inc	1,910
4,711	*	Akorn, Inc	17,713
5,840		Amgen, Inc	1,092,723
436	*	Bellicum Pharmaceuticals, Inc	1,439
2,351	*	Biogen Idec, Inc	784,717
383	*	BioMarin Pharmaceutical, Inc	37,599
17,419		Bristol-Myers Squibb Co	859,976
7,229	*	Celgene Corp	639,477
403	*	Collegium Pharmaceutical, Inc	6,452
9,342		Eli Lilly & Co	1,119,732
11,922		Gilead Sciences, Inc	834,659
987	*	Illumina, Inc	276,153
347	*	Inovio Pharmaceuticals, Inc	1,738
328	*	IQVIA Holdings, Inc	42,315
244	*	Jazz Pharmaceuticals plc	30,717
20,435		Merck & Co, Inc	1,520,977
1,644	*	Nektar Therapeutics	69,607
416	*	Paratek Pharmaceuticals, Inc	2,806
31	*	Prothena Corp plc	364
281	*	Sarepta Therapeutics, Inc	39,259
1,649	*	Vertex Pharmaceuticals, Inc	314,811
8,981		Zoetis, Inc	773,803
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,373,093

REAL ESTATE - 4.0%
446		Alexandria Real Estate Equities, Inc	58,743
164	*	Altisource Portfolio Solutions S.A.	3,884
349		American Campus Communities, Inc	16,061
5,536		American Tower Corp	956,842
1,483		Boston Properties, Inc	195,563
649		CatchMark Timber Trust Inc	5,964
1,911		CBL & Associates Properties, Inc	4,758
1,428	*	CBRE Group, Inc	65,331
2,185		Chatham Lodging Trust	44,159
1,785		CorePoint Lodging, Inc	21,849
37		CyrusOne, Inc	2,005
2,897		Digital Realty Trust, Inc	313,861
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,520		Duke Realty Corp	$44,445
1,532		Equinix, Inc	603,608
514		Federal Realty Investment Trust	68,141
4,263		HCP, Inc	134,455
3,740		Host Marriott Corp	67,544
80	*	Howard Hughes Corp	8,883
6,811		Iron Mountain, Inc	253,369
2,949		iStar Financial, Inc	28,281
2,460		Kimco Realty Corp	41,845
1,137		Office Properties Income Trust	36,418
12,201		Prologis, Inc	843,821
2,176	*	SBA Communications Corp	397,185
262	*	Tejon Ranch Co	4,931
1,117		UDR, Inc	48,869
9,790		Welltower, Inc	758,627
7,371		Weyerhaeuser Co	193,415
		TOTAL REAL ESTATE	5,222,857

RETAILING - 4.8%
893	*	1-800-FLOWERS.COM, Inc (Class A)	14,243
927	*	Barnes & Noble Education, Inc	5,302
551	*	Booking Holdings, Inc	1,009,878
6,030	*	Etsy, Inc	329,540
5,100		Expedia, Inc	608,175
989	*	GNC Holdings, Inc	3,016
18,678	*	Groupon, Inc	70,416
703	*	Hibbett Sports, Inc	11,487
8,456		Home Depot, Inc	1,551,930
1,910		Kohl’s Corp	131,198
519	*	Lands’ End, Inc	9,290
2,701	*	LKQ Corp	70,820
7,847		Lowe’s Companies, Inc	754,568
307	*	MarineMax, Inc	5,459
1,275		Nutri/System, Inc	55,348
4,919		Office Depot, Inc	14,511
3,345	*	Quotient Technology, Inc	33,450
2,578		Ross Stores, Inc	237,485
1,451	*	Shutterfly, Inc	66,688
5,408		Target Corp	394,784
420		Tiffany & Co	37,267
10,858		TJX Companies, Inc	539,968
161		Tractor Supply Co	13,749
518	*	Ulta Beauty, Inc	151,215
1,366		Williams-Sonoma, Inc	74,351
104		Winmark Corp	16,032
309	*	Zumiez, Inc	7,852
		TOTAL RETAILING	6,218,022

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
11,608		Applied Materials, Inc	453,641
67		Brooks Automation, Inc	2,086
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

472	*	First Solar, Inc	$23,878
31,730		Intel Corp	1,495,118
543		Lam Research Corp	92,082
6,473		NVIDIA Corp	930,494
9,274		Texas Instruments, Inc	933,706
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,931,005

SOFTWARE & SERVICES - 11.2%
6,941		Accenture plc	1,065,790
4,656	*	Adobe, Inc	1,153,850
4,391	*	Autodesk, Inc	646,355
845	*	Benefitfocus, Inc	47,278
7,133	*	Black Knight, Inc	350,872
6,858		Booz Allen Hamilton Holding Co	336,933
1,156	*	ChannelAdvisor Corp	12,427
8,683	*	Conduent, Inc	110,708
1,394		CSG Systems International, Inc	50,449
1,414	*	ExlService Holdings, Inc	81,305
8,715		International Business Machines Corp	1,171,470
3,589		Intuit, Inc	774,578
4,141	*	Limelight Networks, Inc	12,920
2,190		LogMeIn, Inc	203,714
39,707	d	Microsoft Corp	4,146,602
1,760	*	MINDBODY, Inc	64,170
1,314	*	MoneyGram International, Inc	2,799
2,252	*	New Relic, Inc	228,916
3,929	*	Nutanix, Inc	201,283
1,335	*	OneSpan, Inc	19,478
23,530		Oracle Corp	1,181,912
1,363	*	Perficient, Inc	34,770
834	*	RingCentral, Inc	77,095
7,280	*	salesforce.com, Inc	1,106,342
1,795		Science Applications International Corp	120,516
717	*	SPS Commerce, Inc	63,569
1,600	*	Sykes Enterprises, Inc	44,112
5,149	*	Teradata Corp	228,513
2,879		TiVo Corp	32,043
6,334		Travelport Worldwide Ltd	99,190
333		TTEC Holdings, Inc	11,132
3,135	*	Twilio, Inc	348,988
1,191	*	Virtusa Corp	57,787
522		VMware, Inc (Class A)	78,859
2,072	*	WEX, Inc	334,276
		TOTAL SOFTWARE & SERVICES	14,501,001

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
512	*	Anixter International, Inc	31,083
23,412		Apple, Inc	3,896,693
1,244		AVX Corp	22,081
246		Badger Meter, Inc	12,986
595		Belden CDT, Inc	31,898
2,113		Benchmark Electronics, Inc	53,712
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

33,779		Cisco Systems, Inc	$1,597,409
1,372	*	Cray, Inc	30,102
1,242		CTS Corp	35,236
1,259		Daktronics, Inc	9,480
2,290		Dolby Laboratories, Inc (Class A)	148,003
1,476	*	Fabrinet	83,896
594	*	FARO Technologies, Inc	25,257
29,065		Hewlett Packard Enterprise Co	453,123
25,414		HP, Inc	559,870
565	*	Insight Enterprises, Inc	25,945
550	*	Itron, Inc	30,046
681	*	Keysight Technologies, Inc	50,408
934	*	Kimball Electronics, Inc	15,103
290		Littelfuse, Inc	50,959
172	*	Lumentum Holdings, Inc	8,413
600		Methode Electronics, Inc	15,450
504		Motorola, Inc	58,923
4,381		National Instruments Corp	193,728
461	*	Novanta, Inc	32,122
147	*	OSI Systems, Inc	13,184
556	*	Plexus Corp	31,203
644	*	Ribbon Communications, Inc	3,594
393		SYNNEX Corp	38,027
988	*	Tech Data Corp	94,482
1,602	*	TTM Technologies, Inc	18,391
48		Vishay Intertechnology, Inc	936
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,671,743

TELECOMMUNICATION SERVICES - 1.9%
1,503	*	Boingo Wireless, Inc	36,252
25,514		CenturyLink, Inc	390,874
1,924	*	Cincinnati Bell, Inc	16,046
1,009		Cogent Communications Group, Inc	48,886
1,570		Consolidated Communications Holdings, Inc	16,767
2,574	*	Gogo, Inc	10,631
4,299	*	Iridium Communications, Inc	83,315
3,098	*	Orbcomm, Inc	25,218
28,946	*	Sprint Corp	180,623
24,273		Verizon Communications, Inc	1,336,471
9,716	*	Vonage Holdings Corp	88,513
6,937	*	Zayo Group Holdings, Inc	190,421
		TOTAL TELECOMMUNICATION SERVICES	2,424,017

TRANSPORTATION - 2.0%
10,523		CSX Corp	691,361
7,132		Union Pacific Corp	1,134,488
7,833		United Parcel Service, Inc (Class B)	825,598
		TOTAL TRANSPORTATION	2,651,447

UTILITIES - 3.6%
7,135		American Water Works Co, Inc	682,605
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,682		Aqua America, Inc	$94,004
1,578		Clearway Energy, Inc (Class A)	23,197
7,982		Consolidated Edison, Inc	619,802
11,315		Edison International	644,616
10,183		Eversource Energy	706,802
4,155		New Jersey Resources Corp	201,518
1,237		ONE Gas, Inc	101,620
3,729		Pattern Energy Group, Inc	79,353
6,260		Sempra Energy	732,295
2,476		Southwest Gas Corp	193,920
3,314		TerraForm Power, Inc	39,370
8,678		UGI Corp	494,906
		TOTAL UTILITIES	4,614,008

		TOTAL COMMON STOCKS	125,473,289
		(Cost $113,261,380)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,550	†,m	Media General, Inc CVR	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 2.5%
$3,200,000	Federal Home Loan Bank (FHLB)	2.260%	02/01/19	3,200,000
	TOTAL GOVERNMENT AGENCY DEBT			3,200,000

	TOTAL SHORT-TERM INVESTMENTS			3,200,000
	(Cost $3,200,000)
	TOTAL INVESTMENTS - 99.4%			128,673,289
	(Cost $116,461,380)
	OTHER ASSETS & LIABILITIES, NET - 0.6%			824,145
	NET ASSETS - 100.0%			$129,497,434

Abbreviation(s):
CVR Contingent Value Right

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

Futures contracts outstanding as of January 31, 2019 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	24	03/15/19	$3,186,076	$3,245,400	$59,324
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

ARGENTINA - 0.7%
878,080		BBVA Banco Frances S.A. (ADR)	$11,897,984
		TOTAL ARGENTINA	11,897,984

BRAZIL - 11.9%
5,178,700	*	B2W Companhia Global Do Varejo	71,098,573
908,700		Banco do Brasil S.A.	12,930,740
1,259,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	33,620,626
3,709,106		Cyrela Brazil Realty S.A.	17,308,632
5,926,700		Lojas Americanas S.A.(Preference)	34,277,987
3,312,000		Petroleo Brasileiro S.A. (Preference)	23,266,672
		TOTAL BRAZIL	192,503,230

CHILE - 0.7%
259,500	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	11,070,270
		TOTAL CHILE	11,070,270

CHINA - 28.3%
643,654	*	Alibaba Group Holding Ltd (ADR)	108,449,262
15,302,723		Baoshan Iron & Steel Co Ltd	16,106,619
21,260,800		Brilliance China Automotive Holdings Ltd	20,130,366
8,978,000	*,†,e,m	China Animal Healthcare Ltd	11,441
36,031,100	e	China Molybdenum Co Ltd	14,678,983
9,652,900		Geely Automobile Holdings Ltd	16,423,421
5,771,222		Hangzhou Robam Appliances Co Ltd	21,062,953
1,286,800	*	JD.com, Inc (ADR)	31,976,980
7,103,792		Ping An Bank Co Ltd	11,851,696
3,503,200		Ping An Insurance Group Co of China Ltd	34,105,608
2,085,600		Sunny Optical Technology Group Co Ltd	20,697,855
2,481,676		Tencent Holdings Ltd	110,470,770
4,533,002		Tianqi Lithium Corp	18,280,189
2,211,000	*	Vipshop Holdings Ltd (ADR)	17,002,590
258,500	*,e	Weibo Corp (ADR)	15,680,610
		TOTAL CHINA	456,929,343

HONG KONG - 5.7%
22,290	*,†,m	Asia Pacific Investment Partners Ltd	29
621,536	*,†,e,m	China Metal Recycling Holdings Ltd	792
3,747,724		Melco Crown Entertainment Ltd (ADR)	80,875,884
22,290	*,†,m	Mongolian Metals Corporation	0
1,953,500		Techtronic Industries Co	11,403,646
		TOTAL HONG KONG	92,280,351
92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDIA - 5.8%
9,852,900		Bharat Electronics Ltd	$11,636,239
1,347,500		Indiabulls Housing Finance Ltd	12,654,813
8,868,700	*	Indiabulls Real Estate Ltd	9,205,372
1,018,800	*	Multi Commodity Exchange of India Ltd	10,110,174
2,865,200		Reliance Industries Ltd	49,631,445
		TOTAL INDIA	93,238,043

INDONESIA - 1.1%
33,540,200		PT Bank Mandiri Persero Tbk	17,974,994
		TOTAL INDONESIA	17,974,994

ITALY - 2.2%
10,829,200		Prada S.p.A	35,838,657
		TOTAL ITALY	35,838,657

JAPAN - 1.0%
54,101		Nintendo Co Ltd	16,408,180
		TOTAL JAPAN	16,408,180

KAZAKHSTAN - 0.8%
1,648,300		KAZ Minerals plc	12,870,474
		TOTAL KAZAKHSTAN	12,870,474

KENYA - 0.1%
6,759,200		Safaricom plc	1,599,275
		TOTAL KENYA	1,599,275

KOREA, REPUBLIC OF - 9.6%
89,500		E-Mart Co Ltd	15,459,562
206,800		Hynix Semiconductor, Inc	13,828,658
2,270,300	*	Samsung Electronics Co Ltd	94,658,133
95,900		Samsung SDI Co Ltd	19,358,247
48,200		Shinsegae Co Ltd	11,510,206
		TOTAL KOREA, REPUBLIC OF	154,814,806

MACAU - 1.7%
3,915,400		Galaxy Entertainment Group Ltd	27,261,518
		TOTAL MACAU	27,261,518

MALAYSIA - 1.0%
12,150,510		Bumiputra-Commerce Holdings BHD	16,725,984
		TOTAL MALAYSIA	16,725,984

MEXICO - 0.8%
2,269,800	*	Cemex SAB de C.V. (ADR)	12,347,712
		TOTAL MEXICO	12,347,712

PERU - 0.9%
904,359		Cia de Minas Buenaventura S.A. (ADR) (Series B)	14,153,218
		TOTAL PERU	14,153,218
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 0.6%
37,343,600		Alliance Global Group, Inc	$9,823,430
		TOTAL PHILIPPINES	9,823,430

RUSSIA - 4.8%
297,200		LUKOIL PJSC (ADR)	23,835,440
1,969,018	*	Sberbank of Russia (ADR)	26,739,264
795,100	*	Yandex NV	26,699,458
		TOTAL RUSSIA	77,274,162

SOUTH AFRICA - 7.2%
840,500		Absa Group Ltd	11,795,034
305,517		Naspers Ltd (N Shares)	70,673,337
2,058,000		Sanlam Ltd	13,081,676
406,600		Sasol Ltd	12,301,369
693,300		Shoprite Holdings Ltd	8,578,736
		TOTAL SOUTH AFRICA	116,430,152

TAIWAN - 7.3%
8,338,100		ASE Industrial Holding Co Ltd	16,769,038
1,962,000		Bizlink Holdings Inc	11,721,815
5,799,900		Chipbond Technology Corp	12,887,808
102,700		Largan Precision Co Ltd	13,058,135
2,388,200		MediaTek, Inc	19,351,428
4,069,000		Taiwan Semiconductor Manufacturing Co Ltd	30,183,698
2,748,400		Win Semiconductors Corp	14,017,490
		TOTAL TAIWAN	117,989,412

THAILAND - 1.0%
1,103,100		Siam Cement PCL (ADR)	16,523,132
		TOTAL THAILAND	16,523,132

UNITED ARAB EMIRATES - 0.7%
9,136,200		Emaar Properties PJSC	10,774,090
		TOTAL UNITED ARAB EMIRATES	10,774,090

URUGUAY - 5.4%
9,619,888	a,n	Arcos Dorados Holdings, Inc	88,214,373
		TOTAL URUGUAY	88,214,373

		TOTAL COMMON STOCKS	1,604,942,790
		(Cost $1,493,800,729)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†,m	Ayala Land, Inc	3,304
		TOTAL PHILIPPINES	3,304

		TOTAL PREFERRED STOCKS	3,304
		(Cost $4,057)
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

UNITED STATES - 0.0%
370,000	iShares MSCI Emerging Markets ETF	$266,400
	TOTAL UNITED STATES	266,400

	TOTAL PURCHASED OPTIONS	266,400
	(Cost $233,100)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 1.6%
$25,150,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	25,150,000
		TOTAL GOVERNMENT AGENCY DEBT			25,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
19,574,138	c	State Street Navigator Securities Lending Government Money Market Portfolio			19,574,138
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			19,574,138

		TOTAL SHORT-TERM INVESTMENTS			44,724,138
		(Cost $44,724,138)
		TOTAL INVESTMENTS - 102.1%			1,649,936,632
		(Cost $1,538,762,024)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(33,693,051)
		NET ASSETS - 100.0%			$1,616,243,581

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,689,876.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Purchased options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Call	3,700	$233,100	$44.00	03/15/19	$266,400

Written options outstanding as of January 31, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Put	3,400	$(231,197)	$35.00	03/15/19	$(10,200)
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$592,835,049	36.7%
INFORMATION TECHNOLOGY	254,810,490	15.8
COMMUNICATION SERVICES	241,531,630	14.9
FINANCIALS	180,134,395	11.1
MATERIALS	116,031,389	7.2
ENERGY	109,034,926	6.7
CONSUMER STAPLES	57,658,923	3.6
INDUSTRIALS	33,181,485	2.1
REAL ESTATE	19,982,766	1.2
HEALTH CARE	11,441	0.0
SHORT-TERM INVESTMENTS	44,724,138	2.8
OTHER ASSETS & LIABILITIES, NET	(33,693,051)	(2.1)

NET ASSETS	$1,616,243,581	100.0%

97

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRIA - 0.6%
1,191,789		Wienerberger AG.	$26,755,730
		TOTAL AUSTRIA	26,755,730

DENMARK - 1.0%
155,365		Rockwool International AS (B Shares)	41,671,369
		TOTAL DENMARK	41,671,369

FRANCE - 17.8%
2,883,342		Accor S.A.	125,399,394
71,037		Airbus SE	8,187,723
1,954,388	e,g	ALD S.A.	28,363,607
4,688,953		Credit Agricole S.A.	53,554,501
129,424		Dassault Systemes S.A.	16,220,913
197,659		Essilor International S.A.	25,039,258
59,067		Kering	29,623,427
623,008		Nexity	29,097,405
1,338,680		Sanofi-Aventis	116,355,225
2,481,837		Schneider Electric S.A.	176,512,255
1,564,616		Vinci S.A.	137,671,170
		TOTAL FRANCE	746,024,878

GERMANY - 12.4%
554,063		BASF SE	40,589,340
839,566		Bayerische Motoren Werke AG.	70,733,740
294,529		Continental AG.	46,546,303
2,696,781		Daimler AG. (Registered)	159,754,419
166,004		HeidelbergCement AG.	11,495,302
1,397,479		Lanxess AG.	76,918,724
693,320		Porsche AG.	45,084,500
41,777		Rheinmetall AG.	4,339,388
4,316,897		TUI AG. (DI)	65,363,970
		TOTAL GERMANY	520,825,686

HONG KONG - 1.4%
1,023,056		Hong Kong Exchanges and Clearing Ltd	32,010,515
1,293,155		Melco Crown Entertainment Ltd (ADR)	27,906,285
		TOTAL HONG KONG	59,916,800

INDIA - 1.2%
469,235		HDFC Bank Ltd	13,732,712
873,153		Housing Development Finance Corp	23,661,313
448,038		IndusInd Bank Ltd	9,515,542
1,594,912		Motherson Sumi Systems Ltd	3,161,701
		TOTAL INDIA	50,071,268
98

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 7.7%
7,162,911		Davide Campari-Milano S.p.A	$64,355,697
4,943,848		Mediobanca S.p.A.	43,084,393
1,105,709		Moncler S.p.A	41,612,977
10,250,145		Prada S.p.A	33,922,305
12,216,503	e	UniCredit S.p.A.	141,228,535
		TOTAL ITALY	324,203,907

JAPAN - 21.6%
2,263,279		Hitachi Ltd	71,199,307
2,038,615		Ishikawajima-Harima Heavy Industries Co Ltd	64,566,196
9,234,993		JX Holdings, Inc	50,442,725
2,241,892		Komatsu Ltd	59,033,775
1,080,373		Konami Corp	49,618,308
620,000		Murata Manufacturing Co Ltd	93,133,788
332,082		Nintendo Co Ltd	100,716,463
3,197,065		Sony Corp	160,195,115
2,734,617		Takeda Pharmaceutical Co Ltd	110,405,347
2,364,500		Toyota Motor Corp	145,535,182
		TOTAL JAPAN	904,846,206

KOREA, REPUBLIC OF - 0.5%
91,658		Samsung SDI Co Ltd	18,501,963
		TOTAL KOREA, REPUBLIC OF	18,501,963

NETHERLANDS - 0.6%
31,077	*,g	Adyen NV	23,059,868
		TOTAL NETHERLANDS	23,059,868

NORWAY - 1.0%
1,005,061		Yara International ASA	41,560,410
		TOTAL NORWAY	41,560,410

SPAIN - 1.2%
3,666,658	*,e	Siemens Gamesa Renewable Energy	52,056,145
		TOTAL SPAIN	52,056,145

SWEDEN - 4.1%
5,193,700		Electrolux AB (Series B)	122,894,260
3,110,698	e	Hennes & Mauritz AB (B Shares)	48,401,838
		TOTAL SWEDEN	171,296,098

SWITZERLAND - 6.0%
21,950		Burckhardt Compression Holding AG.	5,642,171
11,670,560		Credit Suisse Group	141,859,673
17,378		Geberit AG.	6,793,605
36,859		Lonza Group AG.	9,738,078
655,436		Nestle S.A.	57,143,455
32,301		Sika AG.	4,265,535
203,067		Vifor Pharma AG.	25,845,175
		TOTAL SWITZERLAND	251,287,692
99

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

UNITED KINGDOM - 22.3%
5,043,946		BAE Systems plc			$33,932,496
5,397,595		CNH Industrial NV			53,051,492
1,016,558		Experian Group Ltd			25,523,301
1,366,123		Linde plc			221,571,156
230,775,251		Lloyds TSB Group plc			175,934,846
1,519,854		Reckitt Benckiser Group plc			116,944,657
55,606,778		Tesco plc			162,785,563
8,027,051		Travis Perkins plc			129,021,736
862,147		Weir Group plc			17,061,551
		TOTAL UNITED KINGDOM			935,826,798

		TOTAL COMMON STOCKS			4,167,904,818
		(Cost $4,217,482,874)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

TREASURY DEBT - 1.4%
$10,160,000		United States Treasury Bill	2.268%	02/07/19	10,156,165
12,665,000		United States Treasury Bill	2.288	02/14/19	12,654,417
17,550,000		United States Treasury Bill	2.338	02/19/19	17,529,370
16,950,000		United States Treasury Bill	2.336	02/26/19	16,922,221
		TOTAL TREASURY DEBT			57,262,173

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
47,018,372	c	State Street Navigator Securities Lending Government Money Market Portfolio			47,018,372
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,018,372

		TOTAL SHORT-TERM INVESTMENTS			104,280,545
		(Cost $104,281,132)
		TOTAL INVESTMENTS - 101.9%			4,272,185,363
		(Cost $4,321,764,006)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(77,690,363)
		NET ASSETS - 100.0%			$4,194,495,000

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,531,431.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $51,423,475 or 1.2% of net assets.
100

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$1,151,174,674	27.4%
INDUSTRIALS	843,427,980	20.1
FINANCIALS	634,582,029	15.1
MATERIALS	423,156,199	10.1
CONSUMER STAPLES	401,229,372	9.6
HEALTH CARE	262,343,825	6.3
INFORMATION TECHNOLOGY	222,115,838	5.3
COMMUNICATION SERVICES	150,334,771	3.6
ENERGY	50,442,725	1.2
REAL ESTATE	29,097,405	0.7
SHORT-TERM INVESTMENTS	104,280,545	2.5
OTHER ASSETS & LIABILITIES, NET	(77,690,363)	(1.9)

NET ASSETS	$4,194,495,000	100.0%
101

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

AUSTRALIA - 4.0%
1,774,133	*,e	Afterpay Touch Group Ltd	$20,726,005
785,401		Australia & New Zealand Banking Group Ltd	14,297,329
934,508		BHP Billiton Ltd	23,860,701
847,900		IDP Education Ltd	7,010,322
		TOTAL AUSTRALIA	65,894,357

BRAZIL - 7.4%
1,997,000	*	B2W Companhia Global Do Varejo	27,416,890
2,627,955	*	Banco Itau Holding Financeira S.A.	27,956,137
3,084,200		Localiza Rent A Car	28,197,126
442,900		Magazine Luiza S.A.	21,773,268
746,857	*,e	Pagseguro Digital Ltd	16,109,706
		TOTAL BRAZIL	121,453,127

CANADA - 8.2%
484,466		Alimentation Couche Tard, Inc	26,318,492
230,600	e	Bank of Montreal	16,879,720
1,009,191		Cenovus Energy, Inc	7,880,284
861,495		Dollarama, Inc	23,190,440
1,880,400		Entertainment One Ltd	9,733,497
130,400	*	Shopify, Inc (Class A)	21,950,510
382,104	*,g	Spin Master Corp	12,100,421
541,721		Suncor Energy, Inc	17,472,610
		TOTAL CANADA	135,525,974

CHINA - 6.2%
14,247,400	*,†,e,m	China Animal Healthcare Ltd	18,156
15,484,500		China Everbright International Ltd	15,636,631
7,422,508		Haitong Securities Co Ltd	8,401,387
1,675,200		Sunny Optical Technology Group Co Ltd	16,624,975
1,010,000		Tencent Holdings Ltd	44,959,728
436,400		Yum China Holdings, Inc	15,906,780
		TOTAL CHINA	101,547,657

DENMARK - 1.4%
510,300		Novo Nordisk AS	23,915,761
		TOTAL DENMARK	23,915,761

FINLAND - 1.2%
1,324,969		Outokumpu Oyj	5,726,329
296,996		Sampo Oyj (A Shares)	13,606,973
		TOTAL FINLAND	19,333,302
102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 4.0%
171,602		Essilor International S.A.	$21,738,382
83,512		L’Oreal S.A.	20,128,484
135,639		Teleperformance	23,343,597
		TOTAL FRANCE	65,210,463

GERMANY - 2.8%
144,082		Beiersdorf AG.	14,422,868
95,451		Fresenius Medical Care AG.	7,020,431
145,300		Wirecard AG.	24,093,331
		TOTAL GERMANY	45,536,630

HONG KONG - 2.7%
2,685,000		AIA Group Ltd	24,244,222
938,002		Melco Crown Entertainment Ltd (ADR)	20,242,083
		TOTAL HONG KONG	44,486,305

INDIA - 0.8%
1,358,120		Container Corp Of India Ltd	12,553,856
		TOTAL INDIA	12,553,856

INDONESIA - 1.1%
68,313,000		Bank Rakyat Indonesia	18,935,667
		TOTAL INDONESIA	18,935,667

IRELAND - 2.6%
491,610		CRH plc	14,150,787
904,286		Keywords Studios plc	14,212,167
484,389		Smurfit Kappa Group plc	13,967,717
		TOTAL IRELAND	42,330,671

ISRAEL - 1.2%
1,029,800	*	Teva Pharmaceutical Industries Ltd (ADR)	20,441,530
		TOTAL ISRAEL	20,441,530

ITALY - 3.9%
539,200		Amplifon S.p.A.	9,659,999
1,806,000		Davide Campari-Milano S.p.A	16,226,139
155,700		Ferrari NV	19,386,223
498,689		Moncler S.p.A	18,767,988
		TOTAL ITALY	64,040,349

JAPAN - 12.0%
296,700		en-japan, Inc	11,159,056
375,400	*,e	GMO Payment Gateway, Inc	19,431,859
1,753,200	e	Infomart Corp	18,713,511
629,200		Kubota Corp	9,975,372
217,300	e	Megachips Corp	5,639,410
1,279,900	e	MonotaRO Co Ltd	27,329,661
2,329,200		Nomura Holdings, Inc	9,095,111
879,600		ORIX Corp	13,267,723
354,000		Paltac Corp	17,059,889
103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

365,802	e	Seria Co Ltd	$11,302,177
206,799	*,e	SHIFT, Inc	9,130,429
808,400		SMS Co Ltd	13,335,080
349,000		TechnoPro Holdings, Inc	18,340,150
736,500	*,e	Tokyo Base Co Ltd	5,702,183
670,000	e	Yume No Machi Souzou Iinkai Co Ltd	9,027,541
		TOTAL JAPAN	198,509,152

KOREA, REPUBLIC OF - 0.1%
14,833	*	Cafe24 Corp	1,483,946
		TOTAL KOREA, REPUBLIC OF	1,483,946

NETHERLANDS - 3.2%
27,150	*,g	Adyen NV	20,145,941
107,047		ASML Holding NV	18,719,039
1,165,720		ING Groep NV	13,832,210
		TOTAL NETHERLANDS	52,697,190

NORWAY - 4.5%
815,986		Aker BP ASA	27,188,907
944,257		DNB NOR Holding ASA	16,759,826
790,055		Statoil ASA	18,065,543
427,810		TGS Nopec Geophysical Co ASA	12,682,441
		TOTAL NORWAY	74,696,717

PHILIPPINES - 1.5%
5,703,054		Banco de Oro Universal Bank	14,817,258
6,009,020		Robinsons Retail Holdings, Inc	10,147,645
		TOTAL PHILIPPINES	24,964,903

PORTUGAL - 1.0%
1,204,396		Jeronimo Martins SGPS S.A.	17,068,893
		TOTAL PORTUGAL	17,068,893

SPAIN - 1.2%
279,399		Amadeus IT Holding S.A.	20,317,447
142,139	*,†,e,m	Let’s GOWEX S.A.	8,024
		TOTAL SPAIN	20,325,471

SWEDEN - 3.0%
416,726		Boliden AB	10,429,920
411,035		Hexagon AB (B Shares)	20,128,975
652,000	e	Intrum Justitia AB	18,632,312
		TOTAL SWEDEN	49,191,207

SWITZERLAND - 2.5%
81,367		Lonza Group AG.	21,497,006
222,935		Novartis AG.	19,462,396
		TOTAL SWITZERLAND	40,959,402

TAIWAN - 0.8%
958,032		Dadi Early-Childhood Education Group Ltd	6,437,070
104

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

1,781,949		Hota Industrial Manufacturing Co Ltd	$7,115,086
		TOTAL TAIWAN	13,552,156

UNITED KINGDOM - 14.4%
112,900	*,e	accesso Technology Group plc	2,121,466
1,577,180		Ashtead Group plc	40,005,114
221,272	*,e	ASOS plc	9,595,185
2,404,119		Beazley plc	15,603,099
6,990,888	*	boohoo.com plc	17,274,965
1,270,400		CNH Industrial NV	12,486,416
507,700		Dechra Pharmaceuticals plc	15,773,665
2,294,186		Electrocomponents plc	16,376,483
543,423		Fevertree Drinks plc	18,356,440
1,904,794	*	Just Eat plc	17,406,897
3,000,600		Learning Technologies Group plc	2,956,884
167,485		Linde plc	27,164,351
6,204,485	*,e	Purplebricks Group plc	14,086,528
2,087,350		Rightmove plc	12,925,681
2,088,815		Vesuvius plc	15,426,617
		TOTAL UNITED KINGDOM	237,559,791

UNITED STATES - 4.9%
983,770		Burford Capital Ltd	23,751,438
308,200		iShares MSCI EAFE Index Fund	19,317,976
194,000	*	Lululemon Athletica, Inc	28,675,140
578,600		Travelport Worldwide Ltd	9,060,876
		TOTAL UNITED STATES	80,805,430

		TOTAL COMMON STOCKS	1,593,019,907
		(Cost $1,300,223,779)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 9.9%

GOVERNMENT AGENCY DEBT - 1.8%
$30,000,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	30,000,000
		TOTAL GOVERNMENT AGENCY DEBT			30,000,000

TREASURY DEBT - 2.2%
35,525,000		United States Treasury Bill	2.343	02/19/19	35,483,240
		TOTAL TREASURY DEBT			35,483,240

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.9%
97,505,383	c	State Street Navigator Securities Lending Government Money Market Portfolio			97,505,383
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			97,505,383

		TOTAL SHORT-TERM INVESTMENTS			162,988,623
		(Cost $162,988,819)
105

TIAA-CREF FUNDS - International Opportunities Fund

VALUE

TOTAL INVESTMENTS - 106.5%	$1,756,008,530
(Cost $1,463,212,598)
OTHER ASSETS & LIABILITIES, NET - (6.5)%	(107,426,230)
NET ASSETS - 100.0%	$1,648,582,300

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $91,038,820.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $32,246,362 or 2.0% of net assets.
m	Indicates a security that has been deemed illiquid.
106

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$317,128,928	19.2%
INFORMATION TECHNOLOGY	277,942,959	16.9
FINANCIALS	250,766,077	15.2
INDUSTRIALS	246,420,989	14.9
CONSUMER STAPLES	122,668,962	7.4
HEALTH CARE	117,788,944	7.1
MATERIALS	95,299,805	5.8
ENERGY	83,289,785	5.1
COMMUNICATION SERVICES	67,626,930	4.1
REAL ESTATE	14,086,528	0.9
SHORT-TERM INVESTMENTS	162,988,623	9.9
OTHER ASSETS & LIABILITIES, NET	(107,426,230)	(6.5)

NET ASSETS	$1,648,582,300	100.0%
107

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 7.8%
452,123		AGL Energy Ltd	$7,064,297
233,273		Amcor Ltd	2,316,101
233,175		Aristocrat Leisure Ltd	4,193,792
41,616		BHP Billiton Ltd	1,062,577
246,253		BlueScope Steel Ltd	2,249,858
295,638		Caltex Australia Ltd	5,778,486
83,328		CIMIC Group Ltd	2,716,524
3,650		Cochlear Ltd	515,837
151,052	*	Coles Group Ltd	1,373,594
164,409		Commonwealth Bank of Australia	8,377,158
107,339		Computershare Ltd	1,390,537
189,471		Crown Resorts Ltd	1,651,050
73,022		CSL Ltd	10,383,294
126,411		Flight Centre Travel Group Ltd	3,966,731
1,407,598	e	Harvey Norman Holdings Ltd	3,456,730
226,418		Macquarie Group Ltd	19,256,331
183,298		Rio Tinto Ltd	11,655,130
266,604		Rio Tinto plc	14,749,100
186,871		Santos Ltd	881,695
1,617,019		South32 Ltd	4,137,562
2,054,474		Telstra Corp Ltd	4,657,975
28		TPG Telecom Ltd	142
686,028		Westpac Banking Corp	12,260,707
18,321		Woodside Petroleum Ltd	458,271
346,644		Woolworths Ltd	7,407,086
		TOTAL AUSTRALIA	131,960,565

AUSTRIA - 0.5%
162,665		OMV AG.	8,088,153
		TOTAL AUSTRIA	8,088,153

BELGIUM - 1.4%
81,690		Solvay S.A.	8,893,572
171,425		UCB S.A.	14,854,506
		TOTAL BELGIUM	23,748,078

DENMARK - 1.2%
3,291		AP Moller - Maersk AS (Class A)	4,108,543
9,915		DSV AS	791,299
338,879		Novo Nordisk AS	15,881,930
		TOTAL DENMARK	20,781,772
108

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

FINLAND - 1.6%
39,220		Neste Oil Oyj	$3,593,342
284,542		Nordea Bank Abp	2,589,697
148,202		Stora Enso Oyj (R Shares)	1,993,658
623,505		UPM-Kymmene Oyj	18,107,668
		TOTAL FINLAND	26,284,365

FRANCE - 10.3%
377,353		Alstom RGPT	15,180,777
17,717		Atos Origin S.A.	1,615,432
512,915		AXA S.A.	11,894,585
13,508		Cap Gemini S.A.	1,491,760
31,111	e	Casino Guichard Perrachon S.A.	1,530,765
183,868		CNP Assurances	4,177,277
1,473,234		Credit Agricole S.A.	16,826,424
268,016		Edenred	10,853,797
140,380		Eiffage S.A.	13,151,665
96,647		Eutelsat Communications	2,049,562
265,329		Faurecia	11,608,001
43,786		Kering	21,959,662
47,016		L'Oreal S.A.	11,332,034
14,080		LVMH Moet Hennessy Louis Vuitton S.A.	4,516,866
735,831		Peugeot S.A.	18,510,121
102,434		Safran S.A.	13,458,715
51,120		Sanofi-Aventis	4,443,242
178,038		Total S.A.	9,760,243
4,488		Vinci S.A.	394,901
		TOTAL FRANCE	174,755,829

GERMANY - 8.2%
9,359		Adidas-Salomon AG.	2,226,891
130,962		Allianz AG.	27,786,523
103,004		Aroundtown S.A.	911,135
13,730		BASF SE	1,005,827
7,916		Bayer AG.	599,999
279,455	g	Covestro AG.	15,442,566
254,915		Deutsche Annington Immobilien SE	12,811,667
163,787		Deutsche Lufthansa AG.	4,134,975
1,185,761		Deutsche Telekom AG.	19,281,487
19,930		Hochtief AG.	2,980,875
684,617		Infineon Technologies AG.	15,228,256
2,751		MTU Aero Engines Holding AG.	593,232
43,389		SAP AG.	4,486,647
23,810		Siemens AG.	2,614,286
83,044		Volkswagen AG.	14,487,279
79,867		Wirecard AG.	13,243,373
		TOTAL GERMANY	137,835,018

HONG KONG - 3.7%
1,609,375		AIA Group Ltd	14,531,860
693,500		CK Asset Holdings Ltd	5,838,441
1,406,340		CK Hutchison Holdings Ltd	14,202,908
238,000		CLP Holdings Ltd	2,771,999
22,800		Jardine Strategic Holdings Ltd	874,061
109

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES	COMPANY	VALUE

644,000	Kerry Properties Ltd	$2,674,867
199,500	Link REIT	2,192,932
409,000	New World Development Co Ltd	645,054
187,500	Sun Hung Kai Properties Ltd	3,144,852
695,500	Swire Pacific Ltd (Class A)	8,236,954
101,500	Techtronic Industries Co	592,511
1,352,000	Wharf Holdings Ltd	4,086,421
515,000	Wheelock & Co Ltd	3,301,471
	TOTAL HONG KONG	63,094,331

IRELAND - 0.4%
917,550	AIB Group plc	4,107,584
23,901	Kingspan Group plc	977,522
28,856	Smurfit Kappa Group plc	832,084
	TOTAL IRELAND	5,917,190

ISRAEL - 0.7%
1,653,464	Bank Leumi Le-Israel	10,931,707
115,480	Israel Chemicals Ltd	670,255
	TOTAL ISRAEL	11,601,962

ITALY - 2.0%
40,485	Assicurazioni Generali S.p.A.	708,782
3,715,805	Enel S.p.A.	22,458,013
585,585	ENI S.p.A.	9,929,074
75,720	UniCredit S.p.A.	875,359
	TOTAL ITALY	33,971,228

JAPAN - 24.5%
955,300	Acom Co Ltd	3,349,072
199,700	Aeon Mall Co Ltd	3,319,549
251,600	Alfresa Holdings Corp	6,934,433
179,600	Alps Electric Co Ltd	3,786,085
280,100	Asahi Breweries Ltd	11,733,232
149,200	Asahi Intecc Co Ltd	6,493,498
182,100	Asahi Kasei Corp	1,998,075
170,800	Astellas Pharma, Inc	2,534,369
200,600	Brother Industries Ltd	3,385,318
18,200	Central Japan Railway Co	3,933,425
116,200	Chubu Electric Power Co, Inc	1,839,276
57,700	Daifuku Co Ltd	2,899,769
679,700	Dai-ichi Mutual Life Insurance Co	11,036,283
267,300	Daiwa House Industry Co Ltd	8,666,222
12,500	Don Quijote Co Ltd	726,889
437,400	Hakuhodo DY Holdings, Inc	6,731,500
316,600	Hitachi Ltd	9,959,753
225,800	Honda Motor Co Ltd	6,778,957
53,400	Hoya Corp	3,099,194
364,200	Hulic Co Ltd	3,360,621
126,800	Isuzu Motors Ltd	1,886,194
547,200	Itochu Corp	10,037,945
193,100	Japan Airlines Co Ltd	7,030,474
127,000	Japan Airport Terminal Co Ltd	4,866,156
110

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

103,500		JX Holdings, Inc	$565,330
275,000		Kakaku.com, Inc	4,827,844
466,900		Kansai Electric Power Co, Inc	7,106,922
311,300		KDDI Corp	7,777,715
531,600		Kirin Brewery Co Ltd	12,691,348
266,900		Komatsu Ltd	7,028,043
292,200		Konica Minolta Holdings, Inc	2,942,164
17,600		Kose Corp	2,583,634
238,300		Kyushu Railway Co	8,136,123
847,100		Marubeni Corp	6,602,802
231,300		Mediceo Paltac Holdings Co Ltd	5,338,664
32,800		MEIJI Holdings Co Ltd	2,536,262
805,200		Mitsubishi Chemical Holdings Corp	6,919,512
509,685		Mitsubishi Corp	14,937,959
238,500		Mitsubishi Motors Corp	1,481,842
1,153,100		Mitsubishi UFJ Financial Group, Inc	6,185,133
787,600		Mitsubishi UFJ Lease & Finance Co Ltd	4,031,642
646,100		Mitsui & Co Ltd	10,555,929
46,100		Mitsui Chemicals, Inc	1,157,340
89,900		Mitsui Fudosan Co Ltd	2,184,107
25,600		Murata Manufacturing Co Ltd	3,845,524
95,300		Namco Bandai Holdings, Inc	4,210,038
63,000		Nippon Telegraph & Telephone Corp	2,708,254
48,500		Obic Co Ltd	4,596,255
41,300		Oracle Corp Japan	3,009,082
415,000		Ricoh Co Ltd	4,420,944
21,700		SBI Holdings, Inc	463,551
61,700		Seven & I Holdings Co Ltd	2,686,602
79,000		Sharp Corp	841,088
129,900		Shin-Etsu Chemical Co Ltd	10,952,726
192,700		Shionogi & Co Ltd	11,885,286
37,600		Shiseido Co Ltd	2,236,701
281,100		Showa Shell Sekiyu KK	4,188,168
126,300	*	Softbank Corp	1,557,227
133,700		Softbank Group Corp	10,530,710
432,700		Sony Corp	21,681,269
190,700		Sony Financial Holdings, Inc	3,628,793
299,700		Sumco Corp	4,172,790
6,900		Sumitomo Heavy Industries Ltd	234,070
78,991		Suzuki Motor Corp	4,124,953
138,000		T&D Holdings, Inc	1,713,143
78,900		Taiheiyo Cement Corp	2,708,931
77,100		Taisei Corp	3,630,051
22,700		TDK Corp	1,796,387
365,000		Tokio Marine Holdings, Inc	17,872,477
145,500	*	Toshiba Corp	4,607,506
549,976		Toyota Motor Corp	33,851,071
70,500		Toyota Tsusho Corp	2,242,304
63,700		Yokohama Rubber Co Ltd	1,351,132
		TOTAL JAPAN	413,723,637

NETHERLANDS - 4.1%
699,611	g	ABN AMRO Group NV (ADR)	17,445,469
111

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

3,680		ASML Holding NV	$643,512
113,755		EXOR NV	7,272,572
188,013		ING Groep NV	2,230,926
769,462		Koninklijke Ahold Delhaize NV	20,272,322
6,453		NXP Semiconductors NV	561,605
386,699		Royal Dutch Shell plc (A Shares)	11,987,832
298,549		Royal Dutch Shell plc (B Shares)	9,269,540
		TOTAL NETHERLANDS	69,683,778

NEW ZEALAND - 0.1%
86,055		Fisher & Paykel Healthcare Corp	748,938
430,628		Telecom Corp of New Zealand Ltd	1,210,536
		TOTAL NEW ZEALAND	1,959,474

NORWAY - 1.0%
52,896		DNB NOR Holding ASA	938,863
43,865		Statoil ASA	1,003,025
818,397		Telenor ASA	15,493,837
		TOTAL NORWAY	17,435,725

PORTUGAL - 0.0%
17,224		Galp Energia SGPS S.A.	269,117
		TOTAL PORTUGAL	269,117

SINGAPORE - 1.3%
648,082		Oversea-Chinese Banking Corp	5,559,692
228,100		Singapore Technologies Engineering Ltd	631,657
866,700		United Overseas Bank Ltd	16,242,994
		TOTAL SINGAPORE	22,434,343

SOUTH AFRICA - 1.0%
623,010		Anglo American plc (London)	15,921,503
141,100		Investec plc	906,967
		TOTAL SOUTH AFRICA	16,828,470

SPAIN - 2.1%
27,889		ACS Actividades Construccion y Servicios S.A.	1,154,162
214,988		Amadeus IT Holding S.A.	15,633,583
374,812	e	Banco Santander S.A.	1,777,595
143,707		Enagas	4,188,764
297,186		Endesa S.A.	7,433,053
9,915		Gas Natural SDG S.A.	277,172
211,217		Red Electrica Corp S.A.	4,867,585
		TOTAL SPAIN	35,331,914

SWEDEN - 2.8%
71,734		Boliden AB	1,795,376
360,712		Investor AB (B Shares)	15,864,612
592,822		Sandvik AB	9,473,201
1,372,085		Volvo AB (B Shares)	19,771,564
		TOTAL SWEDEN	46,904,753
112

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 8.1%
4,941		Barry Callebaut AG.	$8,406,028
1,459		Lindt & Spruengli AG.	9,277,042
315,535		Nestle S.A.	27,509,566
371,474		Novartis AG.	32,429,964
10,672		Partners Group	7,340,242
151,060		Roche Holding AG.	40,187,352
3,224		Swiss Life Holding	1,330,065
32,163		Zurich Financial Services AG.	10,094,444
		TOTAL SWITZERLAND	136,574,703

UNITED ARAB EMIRATES - 0.1%
29,106		NMC Health plc	985,311
		TOTAL UNITED ARAB EMIRATES	985,311

UNITED KINGDOM - 15.2%
259,275		3i Group plc	2,893,698
526,744		Ashtead Group plc	13,360,843
322,612		AstraZeneca plc (ADR)	11,801,147
442,316	g	Auto Trader Group plc	2,654,494
674,693		BP plc (ADR)	27,743,376
768,795		British American Tobacco plc	27,100,052
1,572,432		BT Group plc	4,794,974
41,283		Bunzl plc	1,301,740
322,412		Coca-Cola European Partners plc (Class A)	15,340,363
529,927		Diageo plc	20,225,413
271,519	*	Fiat DaimlerChrysler Automobiles NV	4,646,201
678,260		GlaxoSmithKline plc	13,174,904
1,508,008		HSBC Holdings plc	12,697,802
58,299		Imperial Tobacco Group plc	1,935,180
1,223,922		International Consolidated Airlines Group S.A.	10,328,029
5,523,580		Legal & General Group plc	18,818,271
11,963,886		Lloyds TSB Group plc	9,120,841
884,384		National Grid plc	9,630,405
46,295		Next plc	2,944,299
652,218		Pearson plc	7,754,155
499,796		Persimmon plc	15,591,415
531,709		Prudential plc	10,398,170
167,055		RELX plc (London)	3,700,188
238,068		Sage Group plc	1,956,769
438,461		Segro plc	3,727,226
360,116		Tesco plc	1,054,218
44,503		Unilever NV	2,383,144
		TOTAL UNITED KINGDOM	257,077,317

UNITED STATES - 1.1%
100,605		Ferguson plc	6,736,825
200,000		iShares MSCI EAFE Index Fund	12,536,000
		TOTAL UNITED STATES	19,272,825

		TOTAL COMMON STOCKS	1,676,519,858
		(Cost $1,627,381,577)
113

TIAA-CREF FUNDS - Quant International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.2%
$3,850,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	$3,850,000
		TOTAL GOVERNMENT AGENCY DEBT			3,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
6,537,010	c	State Street Navigator Securities Lending Government Money Market Portfolio			6,537,010
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			6,537,010

		TOTAL SHORT-TERM INVESTMENTS			10,387,010
		(Cost $10,387,010)
		TOTAL INVESTMENTS - 99.8%			1,686,906,868
		(Cost $1,637,768,587)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			2,966,917
		NET ASSETS - 100.0%			$1,689,873,785

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,227,654.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $35,542,529 or 2.1% of net assets.
114

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$336,073,310	19.9%
INDUSTRIALS	240,234,842	14.2
CONSUMER STAPLES	189,614,586	11.2
CONSUMER DISCRETIONARY	187,284,983	11.0
HEALTH CARE	182,291,870	10.8
MATERIALS	124,569,422	7.4
INFORMATION TECHNOLOGY	98,165,774	5.8
ENERGY	97,704,417	5.8
COMMUNICATION SERVICES	92,030,412	5.4
REAL ESTATE	65,101,519	3.9
UTILITIES	63,448,723	3.8
SHORT-TERM INVESTMENTS	10,387,010	0.6
OTHER ASSETS & LIABILITIES, NET	2,966,917	0.2

NET ASSETS	$1,689,873,785	100.0%
115

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUSTRALIA - 5.2%
886,644		Abacus Property Group	$2,378,378
201,000		Ansell Ltd	3,431,922
400,000		Atlas Arteria Ltd	1,938,146
1,839,000		Australian Pharmaceutical Industries Ltd	1,686,980
1,266,714		Beach Petroleum Ltd	1,666,326
185,000		Bunnings Warehouse Property Trust	490,563
15,785		Cedar Woods Properties Ltd	56,338
333,000		Charter Hall Group	1,996,320
510,000		Cleanaway Waste Management Ltd	671,302
904,800		Downer EDI Ltd	4,706,160
1,351,000		Evolution Mining Ltd	3,943,927
561,000		GDI Property Group	555,120
359,000	e	Inghams Group Ltd	1,201,933
164,000	e	JB Hi-Fi Ltd	2,672,270
1,444,000		Nine Entertainment Co Holdings Ltd	1,533,004
400,000		Northern Star Resources Ltd	2,556,789
1,207,667		Shopping Centres Australasia Property Group	2,191,460
849,000		St Barbara Ltd	3,095,862
300,000	e	Super Cheap Auto Group Ltd	1,591,215
618,115		Tassal Group Ltd	1,962,418
110,000		Webjet Ltd	960,218
1,838,000		Whitehaven Coal Ltd	6,650,893
		TOTAL AUSTRALIA	47,937,544

AUSTRIA - 0.5%
52,000		CA Immobilien Anlagen AG.	1,860,569
72,000		Sparkassen Immobilien AG.	1,388,440
116,000		Uniqa Versicherungen AG.	1,059,069
		TOTAL AUSTRIA	4,308,078

BELGIUM - 0.5%
25,000	e	bpost S.A.	229,185
43,000		KBC Ancora	1,924,108
18,733		Warehouses De Pauw SCA	2,735,972
		TOTAL BELGIUM	4,889,265

BRAZIL - 2.5%
289,990		Banco ABC Brasil S.A.	1,586,632
308,000		Banco do Estado do Rio Grande do Sul	1,984,947
82,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,440,147
752,000		Estacio Participacoes S.A.	6,416,430
78,000	*,m	Magnesita Refratarios S.A.	1,270,344
288,000		Randon Participacoes S.A.	790,472
116

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

287,000		SLC Agricola S.A.	$3,485,989
814,000		Transmissora Alianca de Energia Eletrica S.A.	5,743,375
		TOTAL BRAZIL	22,718,336

CANADA - 6.5%
60,000		Aecon Group, Inc	834,278
101,000		AGF Management Ltd	417,390
43,000		Alaris Royalty Corp	615,571
52,000		Canadian Apartment Properties REIT	1,852,125
167,000	*	Canfor Corp	2,303,010
65,000		Capital Power Corp	1,422,733
295,000	e	Chorus Aviation, Inc	1,594,049
46,000	e	Cineplex Galaxy Income Fund	995,654
59,000		Cogeco Communications, Inc	3,363,667
284,000		Dream Global REIT	2,803,364
109,000		Entertainment One Ltd	564,216
14,000	e	Exchange Income Corp	310,058
71,000		Gibson Energy, Inc	1,075,848
65,000		Granite REIT	2,946,878
700,000	*	IAMGOLD Corp	2,621,104
180,000	*	Interfor Corp	2,453,518
170,000		InterRent Real Estate Investment Trust	1,736,291
3,000		iShares S&P/TSX SmallCap Index ETF	33,266
69,000		Labrador Iron Ore Royalty Corp	1,593,257
86,000	e	Medical Facilities Corp	1,131,002
175,000	*	MEG Energy Corp	723,201
50,000		Norbord, Inc	1,446,022
115,000		Northview Apartment Real Estate Investment Trust	2,335,096
124,000		NorthWest Healthcare Properties Real Estate Investment Trust	1,007,892
102,000	*	Parex Resources, Inc	1,529,282
150,100		Parkland Fuel Corp	4,294,120
156,000		Quebecor, Inc	3,672,195
197,900		Russel Metals, Inc	3,498,776
145,000	e	Sienna Senior Living, Inc	1,906,922
192,600		TFI International, Inc	5,669,750
100,000	e	Timbercreek Financial Corp	703,984
103,000		Transcontinental, Inc	1,640,694
49,000	e	Valener, Inc	773,439
		TOTAL CANADA	59,868,652

CHILE - 0.2%
391,000		Inversiones Aguas Metropolitanas S.A.	607,529
70,000		Inversiones La Construccion S.A.	1,302,226
		TOTAL CHILE	1,909,755

CHINA - 2.8%
2,546,000		Beijing Capital Land Ltd	1,062,238
2,660,000		CGN New Energy Holdings Co Ltd	372,523
1,314,000		China Aoyuan Property Group Ltd	1,007,381
1,918,000		China Sanjiang Fine Chemicals	456,165
5,885,000		China SCE Property Holdings Ltd	2,431,121
1,389,000		China Shineway Pharmaceutical Group Ltd	1,629,369
7,997,000		China Suntien Green Energy Cor	2,181,157
117

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,849,000		Citic 1616 Holdings Ltd	$1,038,259
110,000	*,e	Daqo New Energy Corp (ADR)	4,406,600
3,721,000	g	Genertec Universal Medical Group Co Ltd	3,004,778
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	1,616,020
1,834,000		Powerlong Real Estate Holdings Ltd	816,762
689,000		SITC International Co Ltd	632,608
2,626,000		Tianneng Power International Ltd	2,451,077
2,064,000		Xingda International Holdings Ltd	600,470
639,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	2,602,364
		TOTAL CHINA	26,308,892

DENMARK - 2.3%
201,000		Alm Brand AS	1,730,197
51,000		Dfds A.S.	2,407,752
176,000		GN Store Nord	7,586,734
6,000		Rockwool International AS (B Shares)	1,609,296
64,000		Royal Unibrew A.S.	4,820,050
63,000		Topdanmark AS	3,001,595
		TOTAL DENMARK	21,155,624

EGYPT - 0.1%
700,000		Telecom Egypt	553,903
		TOTAL EGYPT	553,903

FINLAND - 0.8%
47,000		Amer Sports Oyj (A Shares)	2,086,230
75,000		DNA Oyj	1,580,131
249,000		Finnair Oyj	2,088,630
88,000		Valmet Corp	1,982,703
		TOTAL FINLAND	7,737,694

FRANCE - 2.4%
167,000	*	Air France-KLM	2,100,766
7,000		Alten	670,836
12,000		Aubay	428,100
1,180,000	*	CGG S.A.	2,217,597
60,000		Compagnie Plastic-Omnium S.A.	1,649,998
15,469	*	Covivio	1,574,935
12,000		Eramet	836,138
56,000		Gaztransport Et Technigaz S.A.	4,730,127
40,000		Kaufman & Broad S.A.	1,614,062
14,000		MGI Coutier	252,165
39,000		Nexity	1,821,483
20,000		Orpea	1,982,673
31,000		Sechilienne-Sidec	694,910
6,000		Synergie S.A	185,425
16,000		Trigano S.A.	1,546,832
		TOTAL FRANCE	22,306,047

GERMANY - 2.9%
48,000	g	ADO Properties S.A.	2,881,413
28,000		Bechtle AG.	2,227,962
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

21,000		bet-at-home.com AG.	$1,432,979
96,000		Borussia Dortmund GmbH & Co KGaA	987,679
49,000		Deutsche Euroshop AG.	1,524,858
264,000	g	Deutsche Pfandbriefbank AG.	2,981,852
16,000		Duerr AG.	655,329
67,000	*	Evotec AG.	1,573,267
30,000		Koenig & Bauer AG.	1,424,031
20,000		LEG Immobilien AG.	2,349,428
22,000		NORMA Group	1,163,589
7,000		Pfeiffer Vacuum Technology AG.	980,962
113,000		SAF-Holland S.A.	1,413,024
14,000		Siltronic AG.	1,390,888
153,000		TAG Tegernsee Immobilien und Beteiligungs AG.	3,866,887
		TOTAL GERMANY	26,854,148

HONG KONG - 0.8%
1,168,000		Champion Real Estate Investment Trust	887,929
10,260,000		Concord New Energy Group Ltd	432,593
2,440,000		CSI Properties Ltd	115,441
978,119		Far East Consortium	436,773
168,000		Johnson Electric Holdings Ltd	382,783
3,103,734		K Wah International Holdings Ltd	1,711,874
623,000	e	PAX Global Technology Ltd	273,222
662,000		Road King Infrastructure	1,204,053
560,000		Texhong Textile Group Ltd	750,916
1,116,000	e	United Laboratories Ltd	635,645
280,000		VST Holdings Ltd	135,674
408,000		Xinyi Glass Holdings Co Ltd	496,958
		TOTAL HONG KONG	7,463,861

HUNGARY - 0.1%
597,000		Magyar Telekom	1,008,827
		TOTAL HUNGARY	1,008,827

INDIA - 0.7%
236,000	*	Adani Enterprises Ltd	456,900
150,000	*	Apollo Tyres Ltd	432,307
263,000	*	Canara Bank	929,965
260,000	*	Granules India Ltd	335,504
160,000		Gujarat Narmada Valley Fertilizers Co Ltd	741,489
155,000		IRB Infrastructure Developers Ltd	315,924
349,000	*	Karnataka Bank Ltd	590,708
229,000		KPIT Cummins Infosystems Ltd	369,172
229,000	*,m	KPIT Engineering Ltd	259,686
29,001		Mphasis Ltd	409,550
67,000	*	Muthoot Finance Ltd	471,982
42,000		Natco Pharma Ltd	410,253
261,000	*	PTC India Ltd	287,516
48,000	*	Rajesh Exports Ltd	409,726
		TOTAL INDIA	6,420,682

INDONESIA - 0.1%
24,057,000	*	PT Panin Life Tbk	524,870
		TOTAL INDONESIA	524,870
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 0.5%
111,000		Glanbia plc	$2,121,154
1,002,000		Hibernia REIT plc	1,507,012
435,000		Irish Residential Properties REIT plc	746,851
		TOTAL IRELAND	4,375,017

ISRAEL - 2.5%
119,000	*	CyberArk Software Ltd	10,443,440
60,000		Delek Automotive Systems Ltd	271,630
295,000		Harel Insurance Investments & Finances Ltd	2,058,576
1,134,000		Israel Discount Bank Ltd	4,010,775
75,000		Matrix IT Ltd	909,457
5,029,000	*	Oil Refineries Ltd	2,449,744
158,000		Plus500 Ltd	3,185,039
		TOTAL ISRAEL	23,328,661

ITALY - 2.1%
578,000		Actelios S.p.A.	1,852,546
108,000		Amplifon S.p.A.	1,934,866
28,000		Banca IFIS S.p.A.	538,305
683,000		Banca Popolare dell’Emilia Romagna Scrl	2,314,630
52,000		Biesse S.p.A.	1,213,530
127,000		ERG S.p.A.	2,488,225
624,000		Italgas S.p.A	3,777,966
678,000		Maire Tecnimont S.p.A	2,721,305
677,000		Saras S.p.A.	1,442,486
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	600,251
69,000	g	Technogym S.p.A	800,058
		TOTAL ITALY	19,684,168

JAPAN - 24.6%
54,000	e	Adastria Holdings Co Ltd	992,337
76,000		ADEKA Corp	1,198,925
629,000		Advantest Corp	14,395,612
33,000	e	Akatsuki, Inc	1,891,721
86,000		Arcs Co Ltd	1,921,172
28,000		Asahi Holdings, Inc	597,121
9,000		Chori Co Ltd	131,169
25,000		Comture Corp	667,725
21,000		Cosmo Energy Holdings Co Ltd	475,431
62,200		Daiho Corp	1,987,341
37,000		Daikyonishikawa Corp	382,971
45,800		Daiwabo Co Ltd	2,464,312
162,000	e	DCM Japan Holdings Co Ltd	1,653,822
14,000		Digital Arts, Inc	905,437
97,000		Eagle Industry Co Ltd	1,142,884
77,000		en-japan, Inc	2,896,014
84,000		Exedy Corp	2,118,212
256,000		Fujikura Ltd	1,123,742
81,000		Fujitsu General Ltd	1,042,338
11,000		Fukuda Corp	409,304
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

22,000		Furukawa Electric Co Ltd	$659,876
80,000		Futaba Industrial Co Ltd	416,577
38,000		Giken Seisakusho Co, Inc	1,136,301
14,000		G-Tekt Corp	205,730
67,000	*,e	Gunosy, Inc	1,484,642
109,000		Haseko Corp	1,208,956
222,000		Hazama Ando Corp	1,470,392
48,000		Heiwado Co Ltd	1,113,122
271,000		Hosiden Corp	2,061,258
10,000		Inaba Denki Sangyo Co Ltd	390,459
29,000		Inabata & Co Ltd	382,228
6,000		Invincible Investment Corp	2,611,164
115,000	*	Ishihara Sangyo Kaisha Ltd	1,172,769
127,000		Itochu Enex Co Ltd	1,110,560
9,800		Jaccs Co Ltd	168,321
48,000		Jafco Co Ltd	1,684,722
57,000	e	Japan Investment Adviser Co Ltd	2,092,534
14,600		Japan Pulp & Paper Co Ltd	521,708
201,000		JVC KENWOOD Holdings, Inc	471,648
34,000		Kaga Electronics Co Ltd	631,962
39,000		Kaken Pharmaceutical Co Ltd	1,842,415
137,000		Kandenko Co Ltd	1,286,967
187,800		Kanematsu Corp	2,261,001
124,000		Kasai Kogyo Co Ltd	999,176
30,000	e	Katitas Co Ltd	858,939
148,000		Keihin Corp	2,649,417
918,000		Kenedix, Inc	4,833,617
71,000		Konoike Transport Co Ltd	1,064,004
99,000		Koshidaka Holdings Co Ltd	1,419,178
179,000	*	K’s Holdings Corp	1,783,479
68,200		Kumagai Gumi Co Ltd	2,139,250
36,000		Kureha CORP	2,258,338
58,000		Kyowa Exeo Corp	1,425,538
270,000		Leopalace21 Corp	1,279,282
145,000		Macnica Fuji Electronics Holdings, Inc	1,895,693
81,000		Maeda Corp	800,204
110,000		Maeda Road Construction Co Ltd	2,141,705
110,800		Makino Milling Machine Co Ltd	4,536,250
75,000		Maruha Nichiro Corp	2,556,855
8,000		Maruzen Showa Unyu Co Ltd	197,213
217,000		Marvelous, Inc	1,876,015
60,000		Mitsui Sugar Co Ltd	1,628,926
384,000		Mori Seiki Co Ltd	5,227,221
88,000		NET One Systems Co Ltd	1,844,319
95,000	e	Nichii Gakkan Co	843,191
84,000		Nichi-iko Pharmaceutical Co Ltd	1,268,630
87,000		Nippo Corp	1,660,742
158,000	e	Nippon Carbon Co Ltd	6,281,290
77,000		Nippon Konpo Unyu Soko Co Ltd	1,939,187
425,000		Nippon Suisan Kaisha Ltd	2,625,140
133,000		Nipro Corp	1,784,869
92,200		Nishimatsu Construction Co Ltd	2,149,507
159,000		Nisshinbo Industries, Inc	1,387,131
121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

110,000		Nojima Corp	$2,171,576
21,800		Okumura Corp	688,877
129,000	e	Onward Kashiyama Co Ltd	754,184
29,000		Open House Co Ltd	1,214,283
55,000		Paramount Bed Holdings Co Ltd	2,306,082
322,000		Penta-Ocean Construction Co Ltd	1,890,301
148,000		Pressance Corp	2,015,580
193,000		Raito Kogyo Co Ltd	2,359,050
33,000		Sanyo Chemical Industries Ltd	1,583,349
269,000		Senko Co Ltd	2,191,251
85,000	*,e	SHIFT, Inc	3,752,854
174,000		Shikoku Electric Power Co, Inc	2,204,949
123,000		Shinnihon Corp	1,133,674
177,000		Showa Corp	2,282,251
3,407,000		Sojitz Holdings Corp	13,099,017
25,000		Studio Alice Co Ltd	558,908
108,000		Sumitomo Forestry Co Ltd	1,408,649
349,200		Sumitomo Mitsui Construction C	2,229,970
21,000		Sun Frontier Fudousan Co Ltd	230,982
49,000		Sushiro Global Holdings Ltd	2,869,571
39,000	*	Systena Corp	431,264
44,500		Taihei Dengyo Kaisha Ltd	993,566
48,000		Taiho Kogyo Co Ltd	431,601
733,000	e	Takara Leben Co Ltd	2,300,217
32,000		Takeuchi Manufacturing Co Ltd	582,966
80,000	e	Toho Pharmaceutical Co Ltd	1,959,620
583,000	e	Tokai Carbon Co Ltd	8,003,539
135,000		Tokai Tokyo Securities Co Ltd	594,979
333,000		Tokyu Construction Co Ltd	3,100,202
200,000		Tomy Co Ltd	2,118,275
101,000		Topre Corp	2,211,363
197,000		Tosei Corp	1,849,869
39,000		Towa Pharmaceutical Co Ltd	2,740,548
468,000		Toyo Construction Co Ltd	1,788,955
46,000		Toyo Kanetsu K K	979,250
19,000		TS Tech Co Ltd	571,650
77,000		UBE Industries Ltd	1,741,188
51,000		Unipres Corp	986,969
33,000		United Arrows Ltd	1,171,586
281,000	e	UNITED, Inc	4,165,727
97,000		Unizo Holdings Co Ltd	1,834,775
13,000		V Technology Co Ltd	1,855,825
50,000		Valor Co Ltd	1,214,285
47,000	e	VITAL KSK Holdings, Inc	478,792
224,000	e	YA-MAN Ltd	2,762,798
87,000		Yorozu Corp	1,204,173
98,000		Yurtec Corp	828,240
58,000		Zenkoku Hosho Co Ltd	2,033,669
111,000	*,e	ZIGExN Co Ltd	583,992
		TOTAL JAPAN	226,602,449

JORDAN - 0.1%
44,000		Hikma Pharmaceuticals plc	930,860
		TOTAL JORDAN	930,860
122

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 4.2%
85,000		Daeduck Electronics Co	$785,333
41,000		Daewoong Co Ltd	677,712
70,000		Daishin Securities Co Ltd	732,314
202,000		Dongwon Development Co Ltd	773,322
713,000	*	Doosan Infracore Co Ltd	5,574,142
810,000		Easy Bio, Inc	4,417,385
153,000		Eugene Corp	1,033,081
2,000		GS Home Shopping, Inc	341,527
51,000		Hansol Paper Co Ltd	788,837
120,000		Hanwha Non-Life Insurance Co Ltd	586,165
189,000		Jeil Holdings Co Ltd	2,137,825
10,000		Korea District Heating Corp	518,942
6,000		Korea Petrochemical Ind Co Ltd	917,298
5,000		LG Fashion Corp	111,238
5,000		LOTTE Himart Co Ltd	227,712
30,000		LS Cable Ltd	1,550,439
71,000		Meritz finance Holdings Co Ltd	790,022
174,000		Meritz Fire & Marine Insurance Co Ltd	3,471,712
76,000		Poongsan Corp	2,094,010
6,000		Samchully Co Ltd	542,430
58,000		Samjin Pharmaceutical Co Ltd	2,000,706
78,000	*	Samsung Techwin Co Ltd	2,207,687
40,000		Seah Besteel Corp	639,299
18,371	*	SK Gas Co Ltd	1,361,822
39,000		SL Corp	708,764
292,000		Taeyoung Engineering & Construction	3,513,411
12,000		Unid Co Ltd	508,090
		TOTAL KOREA, REPUBLIC OF	39,011,225

MALAYSIA - 0.3%
118,500		Aeon Credit Service M BHD	461,991
273,000		Esso Malaysia BHD	436,590
484,000		Mah Sing Group BHD	110,024
104,000		Malaysian Pacific Industries BHD	253,648
1,038,280		Sunway BHD	411,220
1,922,000		Supermax Corp BHD	713,388
485,100		UOA Development BHD	284,322
		TOTAL MALAYSIA	2,671,183

MEXICO - 0.2%
100,000		Regional SAB de C.V.	528,599
443,000		Unifin Financiera SAPI de C.V. SOFOM ENR	987,366
		TOTAL MEXICO	1,515,965

NETHERLANDS - 2.1%
70,000		Advanced Metallurgical Group NV	2,530,642
220,000		ASR Nederland NV	9,279,188
100,000		BE Semiconductor Industries NV	2,593,498
70,000	g	Flow Traders	2,163,293
328,000	*	TomTom NV	2,936,199
		TOTAL NETHERLANDS	19,502,820

123

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.4%
833,000		Air New Zealand Ltd	$1,619,922
552,101		Genesis Energy Ltd	1,017,143
404,000		Infratil Ltd	1,053,760
		TOTAL NEW ZEALAND	3,690,825

NORWAY - 1.9%
21,000		Aker ASA (A Shares)	1,478,199
145,000	g	Entra ASA	2,101,177
127,000		Golden Ocean Group Ltd	653,098
280,000		Leroy Seafood Group ASA	2,239,140
584,000	*	Petroleum Geo-Services ASA	1,317,630
65,000		Salmar ASA	3,403,494
151,000		Sparebanken Midt-Norge	1,552,152
130,000		Sparebanken Nord-Norge	1,019,273
277,000		Storebrand ASA	2,122,887
46,000		TGS Nopec Geophysical Co ASA	1,363,672
		TOTAL NORWAY	17,250,722

PAKISTAN - 0.1%
1,998,000		Engro Fertilizers Ltd	1,097,599
		TOTAL PAKISTAN	1,097,599

PORTUGAL - 0.6%
166,000		Altri SGPS S.A.	1,373,567
641,000	*	Mota Engil SGPS S.A.	1,417,358
2,309,000		Sonae SPGS S.A.	2,409,147
		TOTAL PORTUGAL	5,200,072

QATAR - 0.1%
268,000	*	Vodafone Qatar	617,945
		TOTAL QATAR	617,945

SINGAPORE - 0.1%
67,000		China Yuchai International Ltd	1,127,610
		TOTAL SINGAPORE	1,127,610

SOUTH AFRICA - 0.4%
126,000		Astral Foods Ltd	1,545,011
72,000		Barloworld Ltd	659,891
587,239		Vukile Property Fund Ltd	929,754
99,000		Wilson Bayly Holmes-Ovcon Ltd	1,044,953
		TOTAL SOUTH AFRICA	4,179,609

SPAIN - 2.3%
50,000		Acciona S.A.	4,760,691
50,000		Applus Services S.A.	573,234
72,000		Cie Automotive S.A.	2,022,132
711,000		Ence Energia y Celulosa S.A.	5,521,046
79,000	g	Euskaltel S.A.	723,943
124

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

170,247	*,g	Global Dominion Access S.A.	$888,194
200,000		Inmobiliaria Colonial S.A.	2,046,060
150,000		Laboratorios Almirall S.A.	2,544,919
95,000	*	Masmovil Ibercom S.A.	2,071,486
		TOTAL SPAIN	21,151,705

SWEDEN - 2.7%
26,000		Biogaia AB (B Shares)	1,057,148
138,000		Biotage AB	1,771,462
38,000	*	Biovitrum AB	897,048
96,000		Castellum AB	1,819,972
101,000		Elekta AB (B Shares)	1,350,304
44,000	*	Fastighets AB Balder	1,388,643
111,000		Granges AB	1,067,571
152,000		Hemfosa Fastigheter AB	1,349,102
68,000		Holmen AB	1,457,258
77,000	e	JM AB	1,556,678
221,000	e,g	LeoVegas AB	878,261
135,000		New Wave Group AB (B Shares)	798,348
324,000	g	Nobina AB	2,222,132
30,000		Nolato AB (B Shares)	1,381,403
152,000	*	Nyfosa AB	821,454
41,000	e	Paradox Interactive AB	675,743
572,000	*	SAS AB	1,546,448
218,000		Wihlborgs Fastigheter AB	2,844,095
		TOTAL SWEDEN	24,883,070

SWITZERLAND - 3.3%
5,000		Allreal Holding AG.	811,068
10,000		BKW S.A.	703,711
4,000		Bobst Group AG.	323,284
9,500		Bossard Holding AG.	1,498,374
45,000		Cembra Money Bank AG.	3,885,957
1,000		Emmi AG.	844,329
54,000	g	Galenica AG.	2,465,737
3,000		Georg Fischer AG.	2,659,179
43,000		Logitech International S.A.	1,568,757
60,000		Mobilezone Holding AG.	646,212
190,000		OC Oerlikon Corp AG.	2,455,258
13,000		Orior AG.	1,113,781
39,000		PSP Swiss Property AG.	4,012,293
3,000		Siegfried Holding AG.	1,058,164
57,000	g	Sunrise Communications Group AG.	4,805,543
23,000		Swissquote Group Holding S.A.	1,083,194
19,000		Zehnder Group AG.	635,268
		TOTAL SWITZERLAND	30,570,109

TAIWAN - 5.7%
600,000		A-DATA Technology Co Ltd	812,229
1,315,000		Arcadyan Technology Corp	4,134,459
3,135,000		Benq Corp	2,024,056
438,000		Charoen Pokphand Enterprise	781,420
2,114,025		China Manmade Fibers Corp	682,870
125

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

833,000	*	China Motor Corp	$651,320
2,053,000		Chipbond Technology Corp	4,561,918
5,935,000	*	Chung Hung Steel Corp	2,292,362
2,092,000		Gigabyte Technology Co Ltd	2,793,480
10,550,000		HannStar Display Corp	2,379,750
400,000		Huaku Development Co Ltd	941,798
376,000		ITEQ Corp	760,895
1,399,242		Mitac Holdings Corp	1,273,236
1,037,000		Nan Ya Printed Circuit Board Corp	1,238,053
2,154,000		Oriental Union Chemical Corp	1,866,803
1,483,000		Radiant Opto-Electronics Corp	4,255,055
86,000		Senao International Co Ltd	97,294
849,000		Sercomm Corp	1,797,409
2,627,000		Shinkong Synthetic Fibers Corp	1,019,157
341,000		Simplo Technology Co Ltd	2,503,781
1,014,000		Supreme Electronics Co Ltd	979,082
545,000		Systex Corp	1,153,789
1,129,000		Taiwan Styrene Monomer	897,321
707,000		Tripod Technology Corp	1,902,115
7,372,000		Unimicron Technology Corp	5,515,432
2,694,440		UPC Technology Corp	1,089,026
1,414,944		USI Corp	553,893
3,065,000		Walsin Lihwa Corp	1,777,975
1,087,687		WT Microelectronics Co Ltd	1,457,730
112,000		Zeng Hsing Industrial Co Ltd	510,887
		TOTAL TAIWAN	52,704,595

THAILAND - 0.5%
1,100,000		Com7 PCL (Foreign)	536,648
2,673,000		LPN Development PCL (Foreign)	604,516
2,378,000		Sri Trang Agro-Industry PCL (Foreign)	1,160,500
3,039,000		SVI PCL (Foreign)	511,822
329,000		Thanachart Capital PCL	567,110
347,000		Tisco Bank PCL	921,737
		TOTAL THAILAND	4,302,333

TURKEY - 1.4%
345,000		Aygaz AS	813,728
809,000	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	410,815
336,000	*	Koza Altin Isletmeleri AS	3,489,194
3,389,666		Soda Sanayii AS	4,709,171
828,000		Tekfen Holding AS	3,949,574
		TOTAL TURKEY	13,372,482

UKRAINE - 0.2%
488,000		Ferrexpo plc	1,657,458
		TOTAL UKRAINE	1,657,458

UNITED KINGDOM - 14.0%
155,000		Abcam plc	2,701,607
240,000		Advanced Medical Solutions Group plc	959,497
186,000		Ascential plc	928,571
55,000		Bellway plc	2,045,576
126

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

278,000		Brewin Dolphin Holdings plc	$1,092,029
380,000		Britvic plc	4,389,362
2,101,000		Cineworld Group plc	7,210,472
147,000		Close Brothers Group plc	2,867,141
828,162		CYBG plc	1,904,138
327,000		Dart Group plc	3,400,710
72,000		Dechra Pharmaceuticals plc	2,236,959
93,000		Derwent London plc	3,955,502
178,000	*	Dialog Semiconductor plc	5,204,097
764,000		Domino’s Pizza Group plc	2,659,807
794,000		Drax Group plc	4,191,364
226,636		DS Smith plc	1,005,103
256,000		Electrocomponents plc	1,827,393
636,677	g	Equiniti Group plc	1,729,748
54,000		Fevertree Drinks plc	1,824,081
323,000	g	Forterra plc	1,124,835
78,000		Genus plc	2,277,303
276,000		Greggs plc	5,619,404
81,000		Halma plc	1,489,747
146,000		HomeServe plc	1,806,884
409,000		Howden Joinery Group plc	2,713,327
909,000	g	Ibstock plc	2,894,787
377,000		IG Group Holdings plc	3,141,734
744,000	*	Indivior plc	1,108,471
135,000		iomart Group plc	642,623
149,000	*	Just Eat plc	1,361,631
213,000		Michael Page International plc	1,235,117
416,000		National Express Group plc	2,150,855
107,000	*	Ocado Ltd	1,392,127
319,000	g	On the Beach Group plc	1,841,504
442,000		Pennon Group plc	4,427,113
221,000		QinetiQ plc	879,466
402,000		Redrow plc	3,065,686
37,000		Renishaw plc	2,268,533
356,000		Rentokil Initial plc	1,572,145
567,000		RPC Group plc	5,903,758
485,000		Saga plc	693,678
265,000		Softcat plc	2,422,298
20,000		Spirax-Sarco Engineering plc	1,682,010
504,354		SSP Group plc	4,414,425
781,000		Tate & Lyle plc	7,049,924
1,628,000		Tritax Big Box REIT plc	2,983,709
392,000		Unite Group plc	4,681,649
56,000		Victrex plc	1,681,580
95,000		WH Smith plc	2,438,637
		TOTAL UNITED KINGDOM	129,098,117

UNITED STATES - 0.8%
61,000		BRP, Inc (Toronto)	1,755,790
109,000		Burford Capital Ltd	2,631,618
6,000	e	iShares MSCI EAFE Small-Cap ETF	336,060
2,500		iShares MSCI Emerging Markets Small-Cap ETF	111,500
612,000	e	Reliance Worldwide Corp Ltd	2,141,821
127

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

100,000		Sims Group Ltd			$757,049
		TOTAL UNITED STATES			7,733,838

		TOTAL COMMON STOCKS			918,226,615
		(Cost $959,977,169)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD			17,681
		TOTAL MALAYSIA			17,681

UNITED KINGDOM - 0.0%
212,347	m	Tritax Big Box REIT plc			27,110
		TOTAL UNITED KINGDOM			27,110

		TOTAL RIGHTS / WARRANTS			44,791
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.6%

GOVERNMENT AGENCY DEBT - 1.0%
$9,700,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	9,700,000
		TOTAL GOVERNMENT AGENCY DEBT			9,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
51,381,805	c	State Street Navigator Securities Lending Government Money Market Portfolio			51,381,805
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			51,381,805

		TOTAL SHORT-TERM INVESTMENTS			61,081,805
		(Cost $61,081,805)
		TOTAL INVESTMENTS - 106.1%			979,353,211
		(Cost $1,021,058,974)
		OTHER ASSETS & LIABILITIES, NET - (6.1)%			(56,739,825)
		NET ASSETS - 100.0%			$922,613,386

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,834,049.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $36,109,619 or 3.9% of net assets.
m	Indicates a security that has been deemed illiquid.

128

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$175,138,277	19.0%
INFORMATION TECHNOLOGY	121,565,708	13.2
CONSUMER DISCRETIONARY	106,441,250	11.5
REAL ESTATE	102,208,846	11.1
MATERIALS	90,936,336	9.9
FINANCIALS	82,468,144	8.9
HEALTH CARE	67,827,708	7.3
CONSUMER STAPLES	59,568,741	6.5
UTILITIES	39,168,012	4.2
COMMUNICATION SERVICES	36,942,651	4.0
ENERGY	36,005,733	3.9
SHORT-TERM INVESTMENTS	61,081,805	6.6
OTHER ASSETS & LIABILITIES, NET	(56,739,825)	(6.1)

NET ASSETS	$922,613,386	100.0%
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRALIA - 7.1%
75,485		Alumina Ltd	$134,248
3,874		Amcor Ltd	38,464
21,142		AMP Ltd	34,859
7,833	*	APA Group	52,362
7,086		AusNet Services	8,515
23,778		Australia & New Zealand Banking Group Ltd	432,851
668		Bendigo Bank Ltd	5,249
15,997		BlueScope Steel Ltd	146,155
1,378		Boral Ltd	4,985
6,452		Brambles Ltd	50,061
2,186		Caltex Australia Ltd	42,727
4,830		Coca-Cola Amatil Ltd	29,499
199		Cochlear Ltd	28,124
12,696		Commonwealth Bank of Australia	646,901
3,157		Computershare Ltd	40,898
3,244		CSL Ltd	461,278
46,792		Fortescue Metals Group Ltd	193,294
1,343		GPT Group	5,679
8,783		Insurance Australia Group Ltd	45,378
1,393		Lend Lease Corp Ltd	12,406
2,067		Macquarie Goodman Group	17,592
3,284		Macquarie Group Ltd	279,297
8,807		Mirvac Group	15,442
24,154		National Australia Bank Ltd	419,426
12,318		Newcrest Mining Ltd	219,147
2,279		QR National Ltd	7,303
1,463		Ramsay Health Care Ltd	60,422
13,123		Santos Ltd	61,917
34,954		Scentre Group	101,237
13,104		Stockland Trust Group	36,119
7,761		Sydney Airport	37,045
45,514		Telstra Corp Ltd	103,191
20,738		Transurban Group	183,910
7,276		Wesfarmers Ltd	170,685
27,888		Westpac Banking Corp	498,415
5,738		Woodside Petroleum Ltd	143,527
6,828		Woolworths Ltd	145,901
2,153		WorleyParsons Ltd	21,809
		TOTAL AUSTRALIA	4,936,318

AUSTRIA - 0.5%
4,541		OMV AG.	225,791
3,535		Voestalpine AG.	112,964
		TOTAL AUSTRIA	338,755
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 0.8%
4,035		KBC Groep NV	$273,936
794		Solvay S.A.	86,443
1,729		UCB S.A.	149,823
924		Umicore S.A.	39,064
		TOTAL BELGIUM	549,266

DENMARK - 1.8%
407		Christian Hansen Holding	38,651
1,249		Coloplast AS	114,095
489	*	Genmab AS	71,284
1,045		H Lundbeck AS	45,886
78		ISS A.S.	2,211
12,997		Novo Nordisk AS	609,118
1,285		Novozymes AS	53,735
1,868	g	Orsted AS	134,986
418		Pandora AS	18,153
744		Vestas Wind Systems AS	61,501
		TOTAL DENMARK	1,149,620

FINLAND - 1.1%
1,719		Metso Oyj	50,570
2,709		Neste Oil Oyj	248,199
137		Nokian Renkaat Oyj	4,558
1,449		Orion Oyj (Class B)	51,224
8,868		Stora Enso Oyj (R Shares)	119,295
6,860		UPM-Kymmene Oyj	199,226
6,851		Wartsila Oyj (B Shares)	111,868
		TOTAL FINLAND	784,940

FRANCE - 10.3%
2,123		Accor S.A.	92,331
718		Aeroports de Paris	137,354
3,248		Air Liquide	394,305
1,038		Atos Origin S.A.	94,645
16,510		AXA S.A.	382,870
3,706		Bouygues S.A.	131,167
1,629		Cap Gemini S.A.	179,899
590	e	Casino Guichard Perrachon S.A.	29,030
5,293		CNP Assurances	120,251
5,740		Compagnie de Saint-Gobain	198,076
5,653		Danone	411,379
1,119		Eiffage S.A.	104,835
2,257		Essilor International S.A.	285,918
566		Eurazeo	42,069
519		Gecina S.A.	76,274
168		Groupe Eurotunnel S.A.	2,457
1,034		Imerys S.A.	54,479
2,120		JC Decaux S.A.	62,808
632		Kering	316,962
2,450		Legrand S.A.	145,154
2,126		L’Oreal S.A.	512,419
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,609		Michelin (C.G.D.E.) (Class B)	$174,773
29,144		Natixis	149,394
17,372		Orange S. A.	269,446
7,011		Peugeot S.A.	176,365
2,620		Renault S.A.	185,404
4,655		Rexel S.A.	53,079
8,062		Sanofi-Aventis	700,732
4,920		Schneider Electric S.A.	349,919
563		SEB S.A.	86,330
395		Teleperformance	67,980
15,834		Total S.A.	868,038
863		Unibail-Rodamco-Westfield	155,212
250	*	Unibail-Rodamco-Westfield (EN Paris)	44,954
2,613		Valeo S.A.	81,744
410		Wendel	49,961
		TOTAL FRANCE	7,188,013

GERMANY - 8.4%
1,226		Adidas-Salomon AG.	291,716
3,105		Allianz AG.	658,795
7,169		BASF SE	525,184
4,193		Bayerische Motoren Werke AG.	353,262
903		Beiersdorf AG.	90,392
1,696		Brenntag AG.	80,302
17,054	*	Commerzbank AG.	122,744
1,381		Deutsche Boerse AG.	183,877
8,679		Deutsche Post AG.	256,344
2,649		Deutsche Wohnen AG.	132,337
858		Fraport AG. Frankfurt Airport Services Worldwide	67,811
1,839		HeidelbergCement AG.	127,346
2,645		Henkel KGaA	242,444
1,720		Henkel KGaA (Preference)	167,414
620		Hochtief AG.	92,732
108		Hugo Boss AG.	7,744
2,401		Merck KGaA	252,103
1,381		Metro Wholesale & Food Specialist AG.	23,370
473		MTU Aero Engines Holding AG.	101,999
1,106		Muenchener Rueckver AG.	246,815
764		Osram Licht AG.	32,510
2,583		ProSiebenSat. Media AG.	46,108
55		Puma AG. Rudolf Dassler Sport	30,627
6,848		SAP AG.	708,119
609		Sartorius AG.	91,420
5,592		Siemens AG.	613,989
13,240		TUI AG. (DI)	200,473
1,401	*,g	Zalando SE	42,749
		TOTAL GERMANY	5,790,726

HONG KONG - 3.5%
68,017		BOC Hong Kong Holdings Ltd	262,812
60,525		Hang Lung Properties Ltd	132,528
12,264		Hang Seng Bank Ltd	282,156
44,000		HKT Trust and HKT Ltd	64,890
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

132,269		Hong Kong & China Gas Ltd	$287,427
17,238		Hong Kong Electric Holdings Ltd	116,124
10,131		Hong Kong Exchanges and Clearing Ltd	316,990
13,678		Hysan Development Co Ltd	71,178
15,330		Link REIT	168,509
41,667		MTR Corp	233,034
128,000		PCCW Ltd	76,197
38,000		Shangri-La Asia Ltd	49,621
10,961		Swire Pacific Ltd (Class A)	129,813
36,000		Swire Properties Ltd	140,514
16,217		Techtronic Industries Co	94,667
		TOTAL HONG KONG	2,426,460

IRELAND - 0.6%
8,294		CRH plc	238,739
2,206		Kerry Group plc (Class A)	225,251
		TOTAL IRELAND	463,990

ISRAEL - 0.6%
29,959		Bank Hapoalim Ltd	203,068
21,251		Bank Leumi Le-Israel	140,499
3,521		Mizrahi Tefahot Bank Ltd	65,500
		TOTAL ISRAEL	409,067

ITALY - 1.8%
12,672		Assicurazioni Generali S.p.A.	221,852
157,148		Banca Intesa S.p.A.	359,574
73,589		Enel S.p.A.	444,766
49,106		Snam Rete Gas S.p.A.	234,497
12,394		Terna Rete Elettrica Nazionale S.p.A.	76,385
		TOTAL ITALY	1,337,074

JAPAN - 24.4%
7,400		Aeon Co Ltd	150,607
3,024		AEON Financial Service Co Ltd	58,646
3,500		Ajinomoto Co, Inc	60,601
3,137		Alfresa Holdings Corp	86,460
1,014		All Nippon Airways Co Ltd	37,376
12,300		Asahi Kasei Corp	134,961
600		Asics Corp	8,685
22,400		Astellas Pharma, Inc	332,376
6,017		Bridgestone Corp	231,603
800	e	Casio Computer Co Ltd	10,640
1,681		Central Japan Railway Co	363,301
8,243		Chubu Electric Power Co, Inc	130,475
4,118		Chugai Pharmaceutical Co Ltd	243,153
700		CyberAgent, Inc	22,673
927		Dai Nippon Printing Co Ltd	21,455
900		Daifuku Co Ltd	45,230
2,475		Daikin Industries Ltd	267,897
6,849		Daiwa House Industry Co Ltd	222,054
5,859		Denso Corp	269,494
3,532		East Japan Railway Co	327,239
133

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

2,600	Eisai Co Ltd	$201,881
500	FamilyMart Co Ltd	58,571
400	Fast Retailing Co Ltd	183,563
1,972	Fujitsu Ltd	132,351
2,716	Hankyu Hanshin Holdings, Inc	96,947
4,411	Hino Motors Ltd	44,286
400	Hitachi Chemical Co Ltd	6,598
2,400	Hitachi Construction Machinery Co Ltd	60,952
1,200	Hitachi High-Technologies Corp	43,368
6,463	Hitachi Metals Ltd	72,709
14,719	Honda Motor Co Ltd	441,893
4,741	Hulic Co Ltd	43,747
11,350	Inpex Holdings, Inc	109,101
600	J Front Retailing Co Ltd	6,877
6,400	Kajima Corp	91,038
200	Kaneka Corp	7,819
300	Kansai Paint Co Ltd	5,264
3,200	Kao Corp	226,235
1,700	Kawasaki Heavy Industries Ltd	42,829
13,896	KDDI Corp	347,186
400	Keio Corp	22,979
873	Keyence Corp	449,259
1,600	Kikkoman Corp	85,120
865	Kintetsu Corp	37,751
8,900	Komatsu Ltd	234,356
3,200	Konica Minolta Holdings, Inc	32,221
12,072	Kubota Corp	191,390
600	Kuraray Co Ltd	9,227
3,500	Kyocera Corp	197,129
5,321	Kyowa Hakko Kogyo Co Ltd	102,013
2,110	Kyushu Electric Power Co, Inc	26,146
800	Marui Co Ltd	16,244
27,779	Mitsubishi Chemical Holdings Corp	238,720
13,579	Mitsubishi Corp	397,976
13,126	Mitsubishi Estate Co Ltd	232,481
12,400	Mitsubishi UFJ Lease & Finance Co Ltd	63,474
20,120	Mitsui & Co Ltd	328,719
2,500	Mitsui Chemicals, Inc	62,763
8,400	Mitsui Fudosan Co Ltd	204,077
6,300	Mitsui Trust Holdings, Inc	238,640
1,800	Murata Manufacturing Co Ltd	270,388
1,600	Nabtesco Corp	42,331
1,701	NEC Corp	57,162
4,500	NGK Insulators Ltd	69,203
1,900	NGK Spark Plug Co Ltd	40,937
1,900	Nikon Corp	32,487
804	Nintendo Co Ltd	243,843
600	Nippon Express Co Ltd	37,969
14,526	Nippon Steel Corp	268,997
800	Nippon Yusen Kabushiki Kaisha	13,394
1,436	Nisshin Seifun Group, Inc	28,978
713	Nissin Food Products Co Ltd	45,391
562	Nitori Co Ltd	73,184
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

1,100	Nitto Denko Corp	$62,222
5,200	NKSJ Holdings, Inc	196,062
1,600	Nomura Real Estate Holdings, Inc	31,075
2,400	Nomura Research Institute Ltd	98,213
14,312	NTT DoCoMo, Inc	343,871
9,085	Obayashi Corp	86,446
2,121	Odakyu Electric Railway Co Ltd	47,661
2,800	Omron Corp	114,991
2,282	Oriental Land Co Ltd	233,982
600	Osaka Gas Co Ltd	11,879
1,200	Otsuka Corp	38,842
23,406	Panasonic Corp	229,197
6,070	Rakuten, Inc	45,827
10,329	Recruit Holdings Co Ltd	277,236
27,700	Resona Holdings, Inc	139,957
123	Rinnai Corp	8,144
1,501	Secom Co Ltd	125,667
6,224	Sekisui Chemical Co Ltd	96,606
7,663	Sekisui House Ltd	114,527
6,008	Sharp Corp	63,965
3,200	Shimadzu Corp	73,592
9,468	Shimizu Corp	80,575
3,200	Shin-Etsu Chemical Co Ltd	269,813
2,900	Shionogi & Co Ltd	178,865
2,400	Shiseido Co Ltd	142,768
1,400	Showa Denko KK	47,023
5,700	Showa Shell Sekiyu KK	84,926
400	Sohgo Security Services Co Ltd	17,460
8,400	Sony Corp	420,898
1,314	Stanley Electric Co Ltd	38,165
19,000	Sumitomo Chemical Co Ltd	99,115
2,208	Sumitomo Dainippon Pharma Co Ltd	51,985
7,142	Sumitomo Metal Mining Co Ltd	206,567
11,996	Sumitomo Mitsui Financial Group, Inc	446,275
1,745	Sumitomo Rubber Industries, Inc	24,256
3,900	Suntory Beverage & Food Ltd	172,679
1,700	Sysmex Corp	94,769
5,400	T&D Holdings, Inc	67,036
500	Teijin Ltd	8,641
2,500	THK Co Ltd	59,727
6,626	Tokio Marine Holdings, Inc	324,447
1,700	Tokyo Electron Ltd	248,235
2,500	Tokyo Gas Co Ltd	65,738
4,600	Tokyu Corp	78,727
12,100	Toray Industries, Inc	89,674
1,624	Toto Ltd	63,067
300	Toyo Suisan Kaisha Ltd	10,799
814	Toyoda Gosei Co Ltd	17,809
14,770	Toyota Motor Corp	909,095
3,600	Uni-Charm Corp	111,411
2,169	USS Co Ltd	37,979
1,200	West Japan Railway Co	87,643
1,800	Yakult Honsha Co Ltd	120,128
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

1,370	Yamaha Corp	$59,956
1,000	Yamazaki Baking Co Ltd	19,643
2,786	Yaskawa Electric Corp	78,852
2,498	Yokogawa Electric Corp	46,521
	TOTAL JAPAN	16,964,319

LUXEMBOURG - 0.3%
2,168	SES Global S.A.	44,187
8,918	Tenaris S.A.	112,021
	TOTAL LUXEMBOURG	156,208

NETHERLANDS - 2.6%
31,238	Aegon NV	160,930
1,212	Akzo Nobel NV	104,314
3,193	ASML Holding NV	558,352
1,136	DSM NV	106,234
35,505	ING Groep NV	421,296
8,892	Koninklijke Philips Electronics NV	350,568
1,397	Koninklijke Vopak NV	70,994
716	Randstad Holdings NV	34,514
	TOTAL NETHERLANDS	1,807,202

NEW ZEALAND - 0.3%
9,284	Auckland International Airport Ltd	47,252
3,876	Fletcher Building Ltd	13,395
37,001	Meridian Energy Ltd	90,160
4,581	Ryman Healthcare Ltd	33,195
	TOTAL NEW ZEALAND	184,002

NORWAY - 1.3%
2,858	Aker BP ASA	95,230
41,471	Norsk Hydro ASA	192,261
2,594	Orkla ASA	20,966
2,397	PAN Fish ASA	52,951
1,821	Schibsted ASA (B Shares)	57,816
14,522	Statoil ASA	332,063
8,322	Telenor ASA	157,551
	TOTAL NORWAY	908,838

PORTUGAL - 0.5%
29,601	Energias de Portugal S.A.	108,121
10,966	Galp Energia SGPS S.A.	171,338
2,279	Jeronimo Martins SGPS S.A.	32,298
	TOTAL PORTUGAL	311,757

SINGAPORE - 1.7%
5,260	Ascendas REIT	10,727
59,100	CapitaLand Ltd	146,522
7,100	CapitaMall Trust	12,679
10,400	City Developments Ltd	71,182
19,858	DBS Group Holdings Ltd	353,920
3,000	Jardine Cycle & Carriage Ltd	84,301
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

24,700		Keppel Corp Ltd	$112,316
7,018		Singapore Airlines Ltd	50,417
123,425		Singapore Telecommunications Ltd	275,093
11,000		UOL Group Ltd	54,436
		TOTAL SINGAPORE	1,171,593

SOUTH AFRICA - 0.2%
20,451		Investec plc	131,455
		TOTAL SOUTH AFRICA	131,455

SPAIN - 3.1%
3,691		Amadeus IT Holding S.A.	268,403
65,134		Banco Bilbao Vizcaya Argentaria S.A.	386,580
3,477		Bankinter S.A.	27,149
47,641		CaixaBank S.A.	180,178
2,581		Enagas	75,231
4,074		Ferrovial S.A.	91,359
5,703		Gas Natural SDG S.A.	159,426
45,397		Iberdrola S.A.	375,228
960	*,m	Iberdrola S.A. (Interim)	7,934
9,391		Industria De Diseno Textil S.A.	262,696
1,014		Red Electrica Corp S.A.	23,368
17,780		Repsol YPF S.A.	312,093
		TOTAL SPAIN	2,169,645

SWEDEN - 3.6%
8,690		Assa Abloy AB	161,930
8,485		Atlas Copco AB (A Shares)	221,368
7,092		Atlas Copco AB (B Shares)	169,706
8,434		Boliden AB	211,088
938		Electrolux AB (Series B)	22,195
3,784		Essity AB	104,698
5,931		Hennes & Mauritz AB (B Shares)	92,285
652		Investment AB Kinnevik (B Shares)	15,931
5,238		Investor AB (B Shares)	230,374
3,419		Lundin Petroleum AB	109,358
25,255		Skandinaviska Enskilda Banken AB (Class A)	265,093
669		Skanska AB (B Shares)	11,714
3,607		SKF AB (B Shares)	60,757
21,994		Svenska Handelsbanken AB	239,182
10,067		Swedbank AB (A Shares)	228,686
1,987		Tele2 AB (B Shares)	24,876
23,838		TeliaSonera AB	103,885
19,146		Volvo AB (B Shares)	275,891
		TOTAL SWEDEN	2,549,017

SWITZERLAND - 8.1%
19,214		ABB Ltd	367,770
1,478		Adecco S.A.	74,064
63		Barry Callebaut AG.	107,181
677		Clariant AG.	13,447
5,960		Coca-Cola HBC AG.	200,310
65		Givaudan S.A.	157,694
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

703		Kuehne & Nagel International AG.	$95,067
1,021		Lonza Group AG.	269,746
17,980		Nestle S.A.	1,567,566
495		Phonak Holding AG.	92,899
4,349		Roche Holding AG.	1,156,989
48		SGS S.A.	115,874
1,260		Sika AG.	166,390
2,189		Swiss Re Ltd	209,935
267		Swisscom AG.	127,974
34,327		UBS AG.	445,005
782		Vifor Pharma AG.	99,528
1,177		Zurich Financial Services AG.	369,405
		TOTAL SWITZERLAND	5,636,844

UNITED KINGDOM - 15.1%
22,125		3i Group plc	246,931
8,117		Associated British Foods plc	254,741
18,180		AstraZeneca plc (ADR)	665,024
55,315		Aviva plc	300,837
18,344		Barratt Developments plc	129,749
2,116		Berkeley Group Holdings plc	104,184
18,773		British Land Co plc	141,419
103,748		BT Group plc	316,369
4,733		Burberry Group plc	111,883
19,011		CNH Industrial NV	186,854
4,773		Coca-Cola European Partners plc (Class A)	227,099
16,436		Compass Group plc	351,707
39,109	g	ConvaTec Group plc	73,324
1,752		Croda International plc	110,925
2,151		DCC plc	176,088
2,781		easyJet plc	46,079
12,620		Hammerson plc	61,696
28,088		Informa plc	249,486
4,131		InterContinental Hotels Group plc	234,755
3,338		Intertek Group plc	215,398
108,884		ITV plc	184,828
52,907		J Sainsbury plc	198,108
12,367		John Wood Group plc	87,773
3,645		Johnson Matthey plc	145,616
37,509		Kingfisher plc	109,577
86,285		Legal & General Group plc	293,964
4,644		London Stock Exchange Group plc	279,295
14,701		Marks & Spencer Group plc	55,622
20,174		Meggitt plc	136,634
21,503	g	Merlin Entertainments plc	95,291
5,229		Mondi plc	126,453
35,565		National Grid plc	387,281
1,657		Next plc	105,383
7,943		Pearson plc	94,434
22,898		Prudential plc	447,796
3,475		RELX plc	76,799
15,311		RELX plc (London)	339,131
21,704		RSA Insurance Group plc	146,346
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY			VALUE

3,833		Schroders plc			$131,487
17,686		Scottish & Southern Energy plc			271,887
25,417		Segro plc			216,062
37,482		Standard Chartered plc			302,297
60,493		Standard Life Aberdeen plc			199,989
68,026		Taylor Wimpey plc			147,497
9,569		Unilever NV			512,422
20,494		United Utilities Group plc			224,144
24,369	d	Vodafone Group plc (ADR)			444,491
3,263		Whitbread plc			209,077
54,354		WM Morrison Supermarkets plc			167,147
21,978		WPP plc			251,505
		TOTAL UNITED KINGDOM			10,592,884

UNITED STATES - 0.6%
3,772		Ferguson plc			252,585
3,610	*	QIAGEN NV			133,331
		TOTAL UNITED STATES			385,916

		TOTAL COMMON STOCKS			68,343,909
		(Cost $68,578,069)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 2.2%
$1,550,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	1,550,000
		TOTAL GOVERNMENT AGENCY DEBT			1,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
37,759	c	State Street Navigator Securities Lending Government Money Market Portfolio			37,759
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,759

		TOTAL SHORT-TERM INVESTMENTS			1,587,759
		(Cost $1,587,759)
		TOTAL INVESTMENTS - 100.6%			69,931,668
		(Cost $70,165,828)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(417,645)
		NET ASSETS - 100.0%			$69,514,023

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,868.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $346,350 or 0.5% of net assets.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2019 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	11	03/15/19	$993,090	$1,005,455	$12,365

140

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$13,994,137	20.1%
INDUSTRIALS	10,191,605	14.7
CONSUMER DISCRETIONARY	8,396,296	12.1
HEALTH CARE	6,801,616	9.8
CONSUMER STAPLES	6,555,518	9.4
MATERIALS	5,663,654	8.1
COMMUNICATION SERVICES	3,912,708	5.6
INFORMATION TECHNOLOGY	3,731,440	5.4
ENERGY	3,406,633	4.9
UTILITIES	3,002,352	4.3
REAL ESTATE	2,687,950	3.9
SHORT-TERM INVESTMENTS	1,587,759	2.3
OTHER ASSETS & LIABILITIES, NET	(417,645)	(0.6)

NET ASSETS	$69,514,023	100.0%
141

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.8%
81,377		Adient plc	$1,606,382
64,553	*	American Axle & Manufacturing Holdings, Inc	954,093
175,790		Aptiv plc	13,910,263
132,692		BorgWarner, Inc	5,427,103
30,278		Cooper Tire & Rubber Co	1,065,786
10,044	*	Cooper-Standard Holding, Inc	767,964
102,449		Dana Holding Corp	1,805,151
21,558	*	Dorman Products, Inc	1,852,910
2,636,003		Ford Motor Co	23,196,826
32,053	*	Fox Factory Holding Corp	1,901,705
47,127	*,e	Garrett Motion, Inc	752,618
888,979		General Motors Co	34,687,961
186,983		Gentex Corp	3,960,300
33,579	*	Gentherm, Inc	1,429,122
145,260		Goodyear Tire & Rubber Co	3,078,059
100,636		Harley-Davidson, Inc	3,709,443
19,616		LCI Industries, Inc	1,617,143
42,756		Lear Corp	6,581,431
28,052	*	Modine Manufacturing Co	410,401
11,927	*,e	Motorcar Parts of America, Inc	238,540
8,173	*	Shiloh Industries, Inc	48,956
19,417		Spartan Motors, Inc	163,491
11,685		Standard Motor Products, Inc	574,435
30,894	*	Stoneridge, Inc	806,642
13,855		Superior Industries International, Inc	71,353
48,457		Tenneco, Inc	1,680,489
91,977	*	Tesla, Inc	28,238,779
37,172		Thor Industries, Inc	2,420,641
12,151		Tower International, Inc	353,473
17,990	*	Visteon Corp	1,383,251
38,832		Winnebago Industries, Inc	1,110,595
		TOTAL AUTOMOBILES & COMPONENTS	145,805,306

BANKS - 6.1%
9,053		1st Source Corp	411,006
8,087		Access National Corp	190,934
2,914		ACNB Corp	106,070
6,304	*	Allegiance Bancshares, Inc	226,440
4,388		American National Bankshares, Inc	143,400
32,756		Ameris Bancorp	1,243,090
3,366	*	Ames National Corp	84,621
6,364		Arrow Financial Corp	202,693
114,242		Associated Banc-Corp	2,473,339
11,029	*	Atlantic Capital Bancshares, Inc	199,404
38,307	*	Axos Financial, Inc	1,163,001
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,790	e	Banc of California, Inc	$769,678
9,601		Bancfirst Corp	515,382
74,325		BancorpSouth Bank	2,168,803
6,237,310		Bank of America Corp	177,576,216
8,806		Bank of Commerce Holdings	94,136
28,786		Bank of Hawaii Corp	2,226,021
6,504		Bank of Marin Bancorp	272,778
50,103		Bank of NT Butterfield & Son Ltd	1,756,110
79,978		Bank OZK	2,426,533
7,113		BankFinancial Corp	106,695
78,805		BankUnited	2,664,397
2,485		Bankwell Financial Group, Inc	71,817
27,463		Banner Corp	1,497,832
7,764		Bar Harbor Bankshares	185,793
6,303	*	Baycom Corp	136,145
525,670		BB&T Corp	25,652,696
5,274		BCB Bancorp, Inc	61,917
42,608		Beneficial Bancorp, Inc	664,259
35,033		Berkshire Hills Bancorp, Inc	954,649
11,139		Blue Hills Bancorp, Inc	263,326
25,223		BOK Financial Corp	2,096,284
47,039		Boston Private Financial Holdings, Inc	545,652
9,958		Bridge Bancorp, Inc	306,607
40,134		Brookline Bancorp, Inc	596,793
9,826		Bryn Mawr Bank Corp	363,464
3,637	*	BSB Bancorp, Inc	117,330
5,835		Business First Bancshares, Inc	134,613
8,772	*	Byline Bancorp, Inc	165,703
1,500		C&F Financial Corp	74,970
79,355		Cadence BanCorp	1,487,906
2,224	e	Cambridge Bancorp	169,246
7,294		Camden National Corp	295,553
4,137		Capital City Bank Group, Inc	99,288
85,879		Capitol Federal Financial	1,105,263
4,450		Capstar Financial Holdings, Inc	70,978
10,786		Carolina Financial Corp	373,411
56,443		Cathay General Bancorp	2,095,164
11,032		CBTX, Inc	355,782
73,016		Centerstate Banks of Florida, Inc	1,810,797
16,071		Central Pacific Financial Corp	460,113
5,526		Central Valley Community Bancorp	109,249
1,597		Century Bancorp, Inc	123,975
53,052		Chemical Financial Corp	2,358,692
1,397		Chemung Financial Corp	58,562
74,696		CIT Group, Inc	3,450,208
1,665,760		Citigroup, Inc	107,374,890
4,874		Citizens & Northern Corp	122,191
314,641		Citizens Financial Group, Inc	10,672,623
8,184		City Holding Co	586,629
5,425		Civista Bancshares, Inc	101,610
7,829		CNB Financial Corp	197,839
4,116		Codorus Valley Bancorp, Inc	90,964
53,818		Columbia Banking System, Inc	1,977,812
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,819	*	Columbia Financial, Inc	$411,999
107,471		Comerica, Inc	8,462,267
69,187		Commerce Bancshares, Inc	4,137,383
3,521		Commerce Union Bancshares, Inc	75,702
37,110		Community Bank System, Inc	2,224,745
11,706	*	Community Bankers Trust Corp	87,327
2,126		Community Financial Corp	62,823
8,262		Community Trust Bancorp, Inc	335,520
16,938		ConnectOne Bancorp, Inc	338,760
2,360		County Bancorp, Inc	40,380
43,370		Cullen/Frost Bankers, Inc	4,219,034
42,835	*	Customers Bancorp, Inc	842,564
85,857		CVB Financial Corp	1,881,127
17,313		Dime Community Bancshares	341,412
28,606	*	Eagle Bancorp, Inc	1,569,897
103,806		East West Bancorp, Inc	5,223,518
3,450	*	Entegra Financial Corp	80,592
5,087		Enterprise Bancorp, Inc	164,564
12,541		Enterprise Financial Services Corp	553,434
5,587	*	Equity Bancshares, Inc	177,387
3,904		ESSA Bancorp, Inc	58,794
72,925	*	Essent Group Ltd	2,898,769
2,367		Evans Bancorp, Inc	82,845
4,971	e	Farmers & Merchants Bancorp, Inc	156,736
11,577		Farmers National Banc Corp	150,154
7,286		FB Financial Corp	241,021
5,114		Federal Agricultural Mortgage Corp (Class C)	361,816
11,929		Fidelity Southern Corp	363,357
440,957		Fifth Third Bancorp	11,826,467
8,822		Financial Institutions, Inc	236,606
16,068		First Bancorp (NC)	590,820
141,921		First Bancorp (Puerto Rico)	1,511,459
5,552		First Bancorp, Inc	143,630
4,496		First Bancshares, Inc	145,715
22,785		First Busey Corp	564,157
3,142		First Business Financial Services, Inc	64,851
6,136		First Citizens Bancshares, Inc (Class A)	2,500,604
87,439		First Commonwealth Financial Corp	1,189,170
9,068		First Community Bancshares, Inc	311,032
10,819		First Defiance Financial Corp	304,879
70,718		First Financial Bancorp	1,862,005
48,240	e	First Financial Bankshares, Inc	2,947,464
5,725		First Financial Corp	237,416
3,992		First Financial Northwest, Inc	60,479
15,407	*	First Foundation, Inc	223,864
2,257	e	First Guaranty Bancshares, Inc	49,045
78,113		First Hawaiian, Inc	2,009,847
231,164		First Horizon National Corp	3,393,488
2,608		First Internet Bancorp	52,160
15,115		First Interstate Bancsystem, Inc	588,276
28,163		First Merchants Corp	1,031,611
5,319		First Mid-Illinois Bancshares, Inc	173,293
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

79,039		First Midwest Bancorp, Inc	$1,740,439
4,850		First Northwest Bancorp	74,060
12,443		First of Long Island Corp	257,819
110,390		First Republic Bank	10,666,986
31,141	*	Flagstar Bancorp, Inc	960,700
15,021		Flushing Financial Corp	333,166
225,515		FNB Corp	2,627,250
7,225	*	Franklin Financial Network, Inc	230,261
124,697		Fulton Financial Corp	2,001,387
11,282		German American Bancorp, Inc	329,999
57,395		Glacier Bancorp, Inc	2,420,921
5,718		Great Southern Bancorp, Inc	304,998
46,439		Great Western Bancorp, Inc	1,638,832
1,561	e	Greene County Bancorp, Inc	47,564
4,475		Guaranty Bancshares, Inc	134,250
59,146		Hancock Holding Co	2,429,718
17,111		Hanmi Financial Corp	375,244
6,936	*	HarborOne Bancorp, Inc	105,288
13,818		Heartland Financial USA, Inc	626,784
19,171		Heritage Commerce Corp	254,399
16,582		Heritage Financial Corp	513,710
65,867		Hilltop Holdings, Inc	1,212,611
667		Hingham Institution for Savings	123,328
2,720		Home Bancorp, Inc	96,179
120,128		Home Bancshares, Inc	2,199,544
15,343	*	HomeStreet, Inc	375,443
8,155		HomeTrust Bancshares, Inc	220,185
109,452		Hope Bancorp, Inc	1,566,258
18,388		Horizon Bancorp	296,782
4,484	*	Howard Bancorp, Inc	57,530
709,035		Huntington Bancshares, Inc	9,387,623
38,217		IBERIABANK Corp	2,823,854
6,935	*,e	Impac Mortgage Holdings, Inc	24,342
15,058		Independent Bank Corp (MA)	1,201,327
12,616		Independent Bank Corp (MI)	279,571
24,309		Independent Bank Group, Inc	1,282,543
31,262		International Bancshares Corp	1,108,863
4,146		Investar Holding Corp	95,607
200,987		Investors Bancorp, Inc	2,439,982
2,261,043		JPMorgan Chase & Co	234,017,950
63,418		Kearny Financial Corp	814,287
689,639		Keycorp	11,358,354
25,883		Lakeland Bancorp, Inc	405,069
14,003		Lakeland Financial Corp	630,555
4,325		LCNB Corp	71,363
30,857		LegacyTexas Financial Group, Inc	1,229,343
6,707	*,e	LendingTree, Inc	1,987,552
12,400		Live Oak Bancshares, Inc	172,360
95,359		M&T Bank Corp	15,690,370
12,254		Macatawa Bank Corp	119,599
3,486	*	Malvern Bancorp, Inc	72,927
58,056		MB Financial, Inc	2,576,525
8,667		MBT Financial Corp	86,757
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,871		Mercantile Bank Corp	$294,517
9,591		Merchants Bancorp	187,696
32,710		Meridian Bancorp, Inc	517,963
15,144		Meta Financial Group, Inc	356,641
5,377	*	Metropolitan Bank Holding Corp	188,195
283,943	*	MGIC Investment Corp	3,543,609
1,329		Middlefield Banc Corp	56,828
9,191		Midland States Bancorp, Inc	221,595
8,841		Midsouth Bancorp, Inc	100,964
5,843		MidWestOne Financial Group, Inc	161,910
69,956	*	Mr Cooper Group, Inc	1,076,623
2,434		MutualFirst Financial, Inc	70,586
29,891		National Bank Holdings Corp	955,316
2,722		National Bankshares, Inc	94,535
6,373	*	National Commerce Corp	259,477
24,023		NBT Bancorp, Inc	855,699
346,276		New York Community Bancorp, Inc	4,023,727
4,841	*	Nicolet Bankshares, Inc	264,754
33,493	*	NMI Holdings, Inc	736,846
3,985		Northeast Bancorp	78,584
23,045		Northfield Bancorp, Inc	329,774
3,202		Northrim BanCorp, Inc	106,082
60,117		Northwest Bancshares, Inc	1,060,464
3,306	e	Norwood Financial Corp	96,932
22,996		OceanFirst Financial Corp	552,134
56,581		OFG Bancorp	1,096,540
2,358		Ohio Valley Banc Corp	84,605
4,121		Old Line Bancshares, Inc	111,308
105,479		Old National Bancorp	1,702,431
15,107		Old Second Bancorp, Inc	211,951
12,072		Opus Bank	252,305
9,484		Origin Bancorp, Inc	323,120
36,206		Oritani Financial Corp	610,433
3,392		Orrstown Financial Services, Inc	63,871
8,412	*	Pacific Mercantile Bancorp	66,118
36,587	*	Pacific Premier Bancorp, Inc	1,088,463
84,980		PacWest Bancorp	3,279,378
8,096		Park National Corp	761,186
3,491		Parke Bancorp, Inc	68,493
10,060		PCSB Financial Corp	204,319
10,228		Peapack Gladstone Financial Corp	272,985
1,855		Penns Woods Bancorp, Inc	65,537
8,261		PennyMac Financial Services, Inc	170,837
2,432		Peoples Bancorp of North Carolina, Inc	63,232
7,608		Peoples Bancorp, Inc	243,456
2,907		Peoples Financial Services Corp	119,885
281,403		People’s United Financial, Inc	4,609,381
5,959		People’s Utah Bancorp	175,195
59,836		Pinnacle Financial Partners, Inc	3,217,382
319,135		PNC Financial Services Group, Inc	39,148,290
73,202		Popular, Inc	3,997,561
7,341		Preferred Bank	341,797
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,393		Premier Financial Bancorp, Inc	$76,958
46,344		Prosperity Bancshares, Inc	3,296,912
2,406	*	Provident Bancorp, Inc	54,400
33,418		Provident Financial Services, Inc	825,759
4,558		Prudential Bancorp, Inc	83,138
6,598		QCR Holdings, Inc	226,047
159,228		Radian Group, Inc	3,063,547
8,182		RBB Bancorp	152,594
690,859		Regions Financial Corp	10,480,331
24,810		Renasant Corp	881,251
4,080		Republic Bancorp, Inc (Class A)	170,095
28,579	*	Republic First Bancorp, Inc	168,616
10,113		Riverview Bancorp, Inc	75,342
19,161		S&T Bancorp, Inc	736,166
17,948		Sandy Spring Bancorp, Inc	585,284
24,974	*	Seacoast Banking Corp of Florida	687,284
28,852		ServisFirst Bancshares, Inc	973,755
6,457		Shore Bancshares, Inc	96,209
5,429		SI Financial Group, Inc	69,926
4,948		Sierra Bancorp	131,617
36,987		Signature Bank	4,708,815
51,339		Simmons First National Corp (Class A)	1,270,127
4,022	*	SmartFinancial, Inc	77,625
30,627		South State Corp	2,032,101
2,602	*	Southern First Bancshares, Inc	93,646
2,640		Southern Missouri Bancorp, Inc	92,954
5,193		Southern National Bancorp of Virginia, Inc	78,310
14,973		Southside Bancshares, Inc	493,959
142,706		Sterling Bancorp/DE	2,745,663
12,468		Stock Yards Bancorp, Inc	431,019
5,685		Summit Financial Group, Inc	133,768
312,399		SunTrust Banks, Inc	18,562,749
37,652	*	SVB Financial Group	8,787,224
103,038		Synovus Financial Corp	3,649,606
124,693		TCF Financial Corp	2,763,197
3,551		Territorial Bancorp, Inc	97,937
39,697	*	Texas Capital Bancshares, Inc	2,313,144
42,933		TFS Financial Corp	700,237
30,786	*	The Bancorp, Inc	261,065
3,470		Timberland Bancorp, Inc	97,576
8,586		Tompkins Trustco, Inc	631,414
35,509		TowneBank	921,814
13,867		Trico Bancshares	523,063
11,899	*	Tristate Capital Holdings, Inc	242,264
9,917	*	Triumph Bancorp, Inc	302,072
58,191		Trustco Bank Corp NY	451,562
55,241		Trustmark Corp	1,741,749
34,695		UMB Financial Corp	2,232,970
155,071		Umpqua Holdings Corp	2,741,655
59,469		Union Bankshares Corp	1,876,842
1,840		Union Bankshares, Inc	87,676
75,942		United Bankshares, Inc	2,686,069
59,222		United Community Banks, Inc	1,523,190
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,631		United Community Financial Corp	$242,982
29,189		United Financial Bancorp, Inc (New)	432,289
7,069		United Security Bancshares	72,528
4,117		Unity Bancorp, Inc	81,558
14,041		Univest Corp of Pennsylvania	329,823
1,029,066		US Bancorp	52,647,017
241,571		Valley National Bancorp	2,442,283
20,169	*	Veritex Holdings, Inc	533,672
29,173		Walker & Dunlop, Inc	1,402,346
64,136		Washington Federal, Inc	1,865,716
8,058		Washington Trust Bancorp, Inc	419,338
13,159		Waterstone Financial, Inc	206,596
60,841		Webster Financial Corp	3,278,113
2,886,654		Wells Fargo & Co	141,186,247
27,389		WesBanco, Inc	1,112,267
8,275		West Bancorporation, Inc	178,244
15,693	e	Westamerica Bancorporation	983,323
69,140	*	Western Alliance Bancorp	3,061,519
14,297		Western New England Bancorp, Inc	132,247
33,000		Wintrust Financial Corp	2,347,620
18,151		WSFS Financial Corp	765,428
129,048		Zions Bancorporation	6,141,394
		TOTAL BANKS	1,142,712,318

CAPITAL GOODS - 7.1%
389,977		3M Co	78,112,393
92,122		A.O. Smith Corp	4,408,959
27,127		Aaon, Inc	1,002,071
29,134		AAR Corp	1,097,769
55,008		Actuant Corp (Class A)	1,259,133
27,596		Acuity Brands, Inc	3,336,632
25,625		Advanced Drainage Systems, Inc	653,437
103,118	*	Aecom Technology Corp	3,156,442
19,957	*	Aegion Corp	362,220
55,409	*	Aerojet Rocketdyne Holdings, Inc	2,186,993
17,124	*	Aerovironment, Inc	1,329,850
47,272		AGCO Corp	3,034,862
58,470		Air Lease Corp	2,218,352
59,494		Aircastle Ltd	1,239,855
5,404		Alamo Group, Inc	465,447
24,183		Albany International Corp (Class A)	1,660,405
67,229		Allegion plc	5,772,282
4,154		Allied Motion Technologies, Inc	175,133
77,131		Allison Transmission Holdings, Inc	3,753,966
37,736		Altra Holdings, Inc	1,155,099
12,897	*	Ameresco, Inc	192,552
15,949	*	American Woodmark Corp	1,115,633
153,474		Ametek, Inc	11,188,255
16,001		Apogee Enterprises, Inc	545,154
30,024		Applied Industrial Technologies, Inc	1,771,716
301,257		Arconic, Inc	5,669,657
46,916		Arcosa, Inc	1,380,738
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,150		Argan, Inc	$892,953
12,841	*	Armstrong Flooring, Inc	173,610
25,012		Armstrong World Industries, Inc	1,701,816
12,100		Astec Industries, Inc	447,942
12,205	*	Astronics Corp	374,327
43,228	*	Atkore International Group, Inc	1,002,457
42,179	*	Axon Enterprise, Inc	2,151,551
24,471		AZZ, Inc	1,095,077
29,954		Barnes Group, Inc	1,769,682
47,463	*	Beacon Roofing Supply, Inc	1,724,331
8,167	*,e	Blue Bird Corp	162,278
26,752	*,e	BlueLinx Holdings, Inc	779,821
36,729	*	BMC Stock Holdings, Inc	630,270
364,791		Boeing Co	140,670,705
24,054		Briggs & Stratton Corp	309,816
113,750	*	Builders FirstSource, Inc	1,503,775
62,321		BWX Technologies, Inc	2,892,941
13,421	e	Caesarstone Sdot-Yam Ltd	206,415
12,384	*	CAI International, Inc	307,371
41,262		Carlisle Cos, Inc	4,445,155
390,052		Caterpillar, Inc	51,939,324
17,787	*	Chart Industries, Inc	1,328,689
9,071		CIRCOR International, Inc	250,813
51,341	*	Colfax Corp	1,270,690
12,284		Columbus McKinnon Corp	444,681
24,677		Comfort Systems USA, Inc	1,183,756
13,460	*	Commercial Vehicle Group, Inc	100,546
41,484	*	Continental Building Products Inc	1,092,689
34,362		Crane Co	2,843,799
8,509	*	CSW Industrials, Inc	439,490
14,183		Cubic Corp	911,541
100,041		Cummins, Inc	14,717,032
30,380		Curtiss-Wright Corp	3,448,738
219,763		Deere & Co	36,041,132
6,115		DMC Global, Inc	211,090
88,468		Donaldson Co, Inc	4,182,767
12,144		Douglas Dynamics, Inc	429,898
96,500		Dover Corp	8,475,595
6,486	*	Ducommun, Inc	255,354
9,722	*	DXP Enterprises, Inc	319,951
18,597	*	Dycom Industries, Inc	1,079,556
2,789		Eastern Co	75,805
297,076		Eaton Corp	22,652,045
40,791		EMCOR Group, Inc	2,660,797
430,570		Emerson Electric Co	28,189,418
11,910		Encore Wire Corp	641,949
16,323	*,e	Energous Corp	121,770
22,221	*,e	Energy Recovery, Inc	168,880
31,998		EnerSys	2,728,149
54,245	*,e	Enphase Energy, Inc	392,191
12,073		EnPro Industries, Inc	797,422
22,121		ESCO Technologies, Inc	1,440,298
22,428	*	Esterline Technologies Corp	2,729,488
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,925	e	EVI Industries, Inc	$67,182
69,617	*	Evoqua Water Technologies Corp	752,560
195,091		Fastenal Co	11,795,202
57,306		Federal Signal Corp	1,259,586
85,924		Flowserve Corp	3,784,093
89,075		Fluor Corp	3,257,473
200,348		Fortive Corp	15,024,097
88,165		Fortune Brands Home & Security, Inc	3,993,874
6,686	*	Foundation Building Materials, Inc	61,110
26,548		Franklin Electric Co, Inc	1,268,463
8,585	*	Freightcar America, Inc	61,125
86,403	*	Gardner Denver Holdings, Inc	2,131,562
47,078	*	Gates Industrial Corp plc	701,933
29,558		GATX Corp	2,236,949
3,177	*	Gencor Industries, Inc	44,033
45,924	*	Generac Holdings, Inc	2,430,757
176,570		General Dynamics Corp	30,223,487
5,867,316		General Electric Co	59,611,931
17,715	*	Gibraltar Industries, Inc	631,540
12,051		Global Brass & Copper Holdings, Inc	364,422
22,899	*	GMS, Inc	433,478
9,682		Gorman-Rupp Co	334,513
119,062		Graco, Inc	5,158,956
61,615		GrafTech International Ltd	813,934
4,289		Graham Corp	96,074
26,188		Granite Construction, Inc	1,131,845
40,660	*	Great Lakes Dredge & Dock Corp	287,466
25,581		Greenbrier Cos, Inc	1,084,890
16,682		Griffon Corp	265,411
22,515		H&E Equipment Services, Inc	602,727
78,654		Harris Corp	12,048,220
54,147	*	Harsco Corp	1,153,331
24,514	*,e	HC2 Holdings, Inc	83,593
123,215	*	HD Supply Holdings, Inc	5,167,637
22,817		HEICO Corp	1,928,036
53,961		HEICO Corp (Class A)	3,778,889
16,705	*	Herc Holdings, Inc	618,920
54,205		Hexcel Corp	3,670,221
47,052		Hillenbrand, Inc	1,995,005
512,364		Honeywell International, Inc	73,590,841
36,728		Hubbell, Inc	4,015,472
27,792		Huntington Ingalls	5,737,658
2,644		Hurco Cos, Inc	101,397
6,113		Hyster-Yale Materials Handling, Inc	425,404
52,515		IDEX Corp	7,239,718
5,855	*	IES Holdings, Inc	98,013
224,724		Illinois Tool Works, Inc	30,856,852
168,395		Ingersoll-Rand plc	16,846,236
11,105		Insteel Industries, Inc	245,309
60,695		ITT, Inc	3,190,129
85,734		Jacobs Engineering Group, Inc	5,555,563
72,150	*	JELD-WEN Holding, Inc	1,287,156
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,161		John Bean Technologies Corp	$1,839,910
625,109		Johnson Controls International plc	21,109,931
6,195		Kadant, Inc	528,433
23,443		Kaman Corp	1,385,950
81,836		KBR, Inc	1,407,579
49,400		Kennametal, Inc	1,856,452
25,042	*	KEYW Holding Corp, The	179,802
52,012	*	Kratos Defense & Security Solutions, Inc	805,666
51,483		L3 Technologies, Inc	10,135,973
1,917	*	Lawson Products, Inc	56,743
5,409	*	LB Foster Co (Class A)	96,659
24,395		Lennox International, Inc	5,593,286
44,382		Lincoln Electric Holdings, Inc	3,836,380
11,290		Lindsay Corp	969,585
169,148		Lockheed Martin Corp	49,000,484
9,749	*	Lydall, Inc	258,543
22,787	*	Manitowoc Co, Inc	346,818
197,471		Masco Corp	6,400,035
18,106	*	Masonite International Corp	1,035,663
41,165	*	Mastec, Inc	1,826,903
52,007	e	Maxar Technologies, Inc	292,279
38,083	*	Mercury Systems, Inc	2,232,806
54,856	*	Meritor, Inc	1,134,422
37,781	*	Middleby Corp	4,443,801
38,926	*	Milacron Holdings Corp	539,514
6,122		Miller Industries, Inc	183,966
24,373		Moog, Inc (Class A)	2,180,652
51,629	*	MRC Global, Inc	806,445
31,831		MSC Industrial Direct Co (Class A)	2,657,570
37,533		Mueller Industries, Inc	972,480
102,742		Mueller Water Products, Inc (Class A)	1,015,091
8,810	*	MYR Group, Inc	268,441
3,530	e	National Presto Industries, Inc	422,259
28,629	*	Navistar International Corp	940,176
58,134	*	NCI Building Systems, Inc	474,373
14,904	*,e	Nexeo Solutions, Inc	140,098
15,855		NN, Inc	144,756
42,164		Nordson Corp	5,466,141
108,823		Northrop Grumman Corp	29,986,178
5,149	*	Northwest Pipe Co	118,633
104,096	*	NOW, Inc	1,408,419
4,455	*	NV5 Holdings, Inc	315,280
102,378		nVent Electric plc	2,561,498
1,285		Omega Flex, Inc	81,340
16,060	*	Orion Marine Group, Inc	67,773
48,448		Oshkosh Truck Corp	3,636,022
67,435		Owens Corning, Inc	3,532,920
229,267		PACCAR, Inc	15,021,574
88,659		Parker-Hannifin Corp	14,611,890
14,219	*	Patrick Industries, Inc	567,338
102,378		Pentair plc	4,216,950
53,663	*	PGT, Inc	892,952
202,866	*,e	Plug Power, Inc	277,926
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,290		Powell Industries, Inc	$175,554
1,077		Preformed Line Products Co	59,773
22,124		Primoris Services Corp	441,374
16,647	*	Proto Labs, Inc	2,066,725
19,158		Quanex Building Products Corp	299,823
107,199		Quanta Services, Inc	3,788,413
20,497		Raven Industries, Inc	758,184
194,691		Raytheon Co	32,077,289
17,248	*	RBC Bearings, Inc	2,404,716
26,165		Regal-Beloit Corp	2,008,425
79,112	*	Resideo Technologies, Inc	1,734,926
36,879	e	REV Group, Inc	306,464
59,608	*	Rexnord Corp	1,558,749
80,058		Rockwell Automation, Inc	13,571,432
69,929		Roper Industries, Inc	19,808,089
2,932		Rush Enterprises, Inc	114,113
17,334		Rush Enterprises, Inc (Class A)	663,025
106,535	*	Sensata Technologies Holding plc	5,060,412
32,276		Simpson Manufacturing Co, Inc	1,981,101
24,631	*	SiteOne Landscape Supply, Inc	1,312,832
36,399		Snap-On, Inc	6,041,870
12,477	*	Sparton Corp	229,452
74,157		Spirit Aerosystems Holdings, Inc (Class A)	6,184,694
38,672	*	SPX Corp	1,150,492
23,861	*	SPX FLOW, Inc	781,925
7,239		Standex International Corp	539,885
101,705		Stanley Black & Decker, Inc	12,859,580
16,087	*	Sterling Construction Co, Inc	212,992
16,107		Sun Hydraulics Corp	570,510
73,469	*,e	Sunrun, Inc	977,138
23,975	*	Teledyne Technologies, Inc	5,375,675
12,035		Tennant Co	706,816
47,632		Terex Corp	1,462,779
16,855	*	Textainer Group Holdings Ltd	219,452
167,303		Textron, Inc	8,905,539
22,888	*	Thermon Group Holdings	527,797
52,367		Timken Co	2,230,311
29,909		Titan International, Inc	168,089
10,075	*	Titan Machinery, Inc	188,806
70,582		Toro Co	4,199,629
7,869	*	TPI Composites, Inc	238,195
33,205		TransDigm Group, Inc	12,983,155
36,463	*	Trex Co, Inc	2,543,659
25,928	*	Trimas Corp	751,653
86,801		Trinity Industries, Inc	2,029,407
46,220		Triton International Ltd	1,661,609
28,408		Triumph Group, Inc	507,083
28,202	*	Tutor Perini Corp	485,356
4,906	*	Twin Disc, Inc	88,897
52,679	*	United Rentals, Inc	6,598,572
549,445		United Technologies Corp	64,872,971
66,068	*	Univar, Inc	1,376,196
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,221		Universal Forest Products, Inc	$1,054,691
61,425		USG Corp	2,650,489
16,779		Valmont Industries, Inc	2,164,491
7,781	*	Vectrus, Inc	196,003
7,165	*	Veritiv Corp	244,685
10,008	*	Vicor Corp	394,215
19,540	*,e	Vivint Solar, Inc	85,781
30,371		W.W. Grainger, Inc	8,971,290
39,948		Wabash National Corp	556,875
34,459	*	WABCO Holdings, Inc	3,936,252
57,674	e	Wabtec Corp	3,988,734
19,318		Watsco, Inc	2,849,019
22,424		Watts Water Technologies, Inc (Class A)	1,678,885
118,218	*	Welbilt, Inc	1,657,416
37,375	*	Wesco Aircraft Holdings, Inc	326,658
28,126	*	WESCO International, Inc	1,473,802
2,164	*	Willis Lease Finance Corp	82,838
18,162	*	Willscot Corp	186,161
37,297		Woodward Governor Co	3,388,432
125,614		Xylem, Inc	8,951,254
		TOTAL CAPITAL GOODS	1,317,579,246

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
39,648		ABM Industries, Inc	1,355,565
33,778	*	Acacia Research (Acacia Technologies)	102,685
99,433		ACCO Brands Corp	877,993
129,255	e	ADT, Inc	933,221
48,256	*	Advanced Disposal Services, Inc	1,216,051
4,343		Barrett Business Services, Inc	272,089
3,767		BG Staffing, Inc	97,076
42,167		Brady Corp (Class A)	1,885,287
49,226	*	BrightView Holdings, Inc	729,037
32,950		Brink’s Co	2,439,947
21,586	*	Casella Waste Systems, Inc (Class A)	650,170
32,525	*	CBIZ, Inc	637,490
15,922	*	Ceco Environmental Corp	109,543
15,071	*	Cimpress NV	1,253,455
59,225		Cintas Corp	11,105,280
29,520	*	Clean Harbors, Inc	1,747,879
138,177	*	Copart, Inc	6,995,902
23,944	*	CoStar Group, Inc	9,355,879
66,196		Covanta Holding Corp	1,065,756
4,475		CRA International, Inc	186,786
27,013		Deluxe Corp	1,268,801
25,128		Dun & Bradstreet Corp	3,637,027
18,634		Ennis, Inc	369,699
79,708		Equifax, Inc	8,530,350
41,740		Exponent, Inc	2,085,330
4,961		Forrester Research, Inc	222,799
6,551	*	Franklin Covey Co	159,582
29,740	*	FTI Consulting, Inc	2,031,837
5,601	*	GP Strategies Corp	84,239
49,548	e	Healthcare Services Group	2,161,284
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,919		Heidrick & Struggles International, Inc	$360,873
8,242	*	Heritage-Crystal Clean, Inc	210,995
38,812		Herman Miller, Inc	1,328,535
38,514		HNI Corp	1,497,039
12,082	*	Huron Consulting Group, Inc	584,165
10,407		ICF International, Inc	686,029
256,223	*	IHS Markit Ltd	13,303,098
27,397	*	Innerworkings, Inc	125,752
23,573		Insperity, Inc	2,514,768
35,215		Interface, Inc	577,878
88,348		KAR Auction Services, Inc	4,594,979
18,569		Kelly Services, Inc (Class A)	415,946
12,856		Kforce, Inc	421,805
17,697		Kimball International, Inc (Class B)	250,059
26,680		Knoll, Inc	537,869
34,446		Korn/Ferry International	1,570,738
29,966		LSC Communications, Inc	237,630
39,816		Manpower, Inc	3,146,658
17,511		Matthews International Corp (Class A)	779,064
13,638		McGrath RentCorp	687,355
15,128	*	Mistras Group, Inc	222,533
25,633		Mobile Mini, Inc	968,671
23,679		MSA Safety, Inc	2,372,162
7,443		Multi-Color Corp	346,472
50,568		Navigant Consulting, Inc	1,310,723
246,437		Nielsen NV	6,328,502
8,365	*	NL Industries, Inc	31,703
37,946	*	On Assignment, Inc	2,390,219
182,036		Pitney Bowes, Inc	1,312,480
59,629		Quad Graphics, Inc	805,588
149,063		Republic Services, Inc	11,434,623
15,209		Resources Connection, Inc	254,142
78,997		Robert Half International, Inc	5,089,777
103,788		Rollins, Inc	3,865,065
41,455		RR Donnelley & Sons Co	211,420
9,805	*	SP Plus Corp	324,545
48,359		Steelcase, Inc (Class A)	797,924
50,966	*	Stericycle, Inc	2,246,581
6,434		Systemax, Inc	150,170
40,398	*,e	Team, Inc	579,307
42,001		Tetra Tech, Inc	2,318,035
123,774		TransUnion	7,527,935
33,491	*	TriNet Group, Inc	1,529,199
27,821	*	TrueBlue, Inc	678,554
12,296		Unifirst Corp	1,702,135
12,067		US Ecology, Inc	768,306
107,648	*	Verisk Analytics, Inc	12,638,952
14,492		Viad Corp	763,728
4,765		VSE Corp	155,482
40,652	*	WageWorks, Inc	1,282,571
295,206		Waste Management, Inc	28,242,358
4,929	*	Willdan Group, Inc	165,861
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	196,214,997
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.3%
18,049		Acushnet Holdings Corp	$414,947
70,259	*	American Outdoor Brands Corp	848,026
6,475		Bassett Furniture Industries, Inc	123,478
54,502	*	Beazer Homes USA, Inc	682,910
61,550		Brunswick Corp	3,097,196
81,438		Callaway Golf Co	1,326,625
98,149	*	Capri Holdings Ltd	4,169,370
27,293		Carter’s, Inc	2,262,590
4,773	*	Cavco Industries, Inc	793,702
27,424	*	Century Communities, Inc	643,367
10,630		Clarus Corp	118,950
22,670		Columbia Sportswear Co	2,021,937
47,319	*	CROCS, Inc	1,359,002
5,513		Culp, Inc	105,298
18,257	*	Deckers Outdoor Corp	2,345,112
212,139		DR Horton, Inc	8,156,745
3,637		Escalade, Inc	40,589
39,428		Ethan Allen Interiors, Inc	748,343
4,787		Flexsteel Industries, Inc	119,531
57,082	*,e	Fossil Group, Inc	968,111
79,141	*	Garmin Ltd	5,474,974
24,861	*	G-III Apparel Group Ltd	866,903
74,505	*,e	GoPro, Inc	367,310
10,917	*	Green Brick Partners, Inc	92,358
7,083		Hamilton Beach Brands Holding Co	185,150
231,250		Hanesbrands, Inc	3,466,437
77,123		Hasbro, Inc	6,984,259
19,259	*	Helen of Troy Ltd	2,234,814
6,640		Hooker Furniture Corp	191,033
72,433	*	Hovnanian Enterprises, Inc (Class A)	51,145
14,684	*	Installed Building Products Inc	618,343
17,311	*	iRobot Corp	1,554,355
3,431		Johnson Outdoors, Inc	214,952
52,472		KB Home	1,123,426
27,300		La-Z-Boy, Inc	808,626
76,578		Leggett & Platt, Inc	3,136,635
9,796		Lennar Corp (B Shares)	373,424
175,024		Lennar Corp (Class A)	8,299,638
22,441	*,e	LGI Homes, Inc	1,330,751
3,744		Lifetime Brands, Inc	36,429
65,353	*	Lululemon Athletica, Inc	9,659,827
27,958	*	M/I Homes, Inc	740,607
11,731	*	Malibu Boats Inc	475,692
6,686		Marine Products Corp	94,941
11,236	*	MasterCraft Boat Holdings, Inc	245,282
215,924	*,e	Mattel, Inc	2,556,540
44,182		MDC Holdings, Inc	1,454,913
24,411	*	Meritage Homes Corp	1,100,448
38,640	*	Mohawk Industries, Inc	4,976,446
20,975		Movado Group, Inc	670,151
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,520		Nacco Industries, Inc (Class A)	$85,882
17,228	*	Nautilus, Inc	129,382
9,445	*	New Home Co Inc	65,359
284,152		Newell Rubbermaid, Inc	6,026,864
858,183		Nike, Inc (Class B)	70,268,024
1,956	*	NVR, Inc	5,202,960
16,346		Oxford Industries, Inc	1,251,777
37,469		Polaris Industries, Inc	3,142,900
161,098		Pulte Homes, Inc	4,480,135
48,150		PVH Corp	5,253,646
35,866		Ralph Lauren Corp	4,165,477
26,835	*,e	Roku, Inc	1,206,233
79,408	*	Skechers U.S.A., Inc (Class A)	2,157,515
31,138		Skyline Corp	562,352
51,046		Steven Madden Ltd	1,666,652
19,029		Sturm Ruger & Co, Inc	1,036,700
2,932		Superior Uniform Group, Inc	52,102
187,525		Tapestry, Inc	7,259,093
96,173	*	Taylor Morrison Home Corp	1,817,670
26,704	*	Tempur Sealy International, Inc	1,415,846
87,468		Toll Brothers, Inc	3,231,068
21,170	*	TopBuild Corp	1,117,988
133,679	*	TRI Pointe Homes, Inc	1,797,983
31,231		Tupperware Corp	851,669
23,147	*,e	Turtle Beach Corp	344,659
146,854	*	Under Armour, Inc	2,781,415
127,929	*,e	Under Armour, Inc (Class A)	2,653,247
14,239	*	Unifi, Inc	304,572
8,554	*	Universal Electronics, Inc	240,966
10,709	*	Vera Bradley, Inc	95,846
217,144		VF Corp	18,277,010
79,959	*	Vista Outdoor, Inc	797,991
42,863		Whirlpool Corp	5,701,208
63,964	*	William Lyon Homes, Inc	848,163
54,101		Wolverine World Wide, Inc	1,856,205
32,809	*,e	YETI Holdings, Inc	558,081
16,438	*	Zagg, Inc	184,434
		TOTAL CONSUMER DURABLES & APPAREL	248,620,712

CONSUMER SERVICES - 2.3%
46,822	*	Adtalem Global Education, Inc	2,289,596
8,703	*	American Public Education, Inc	257,522
154,818		ARAMARK Holdings Corp	5,101,253
39,159		BBX Capital Corp	241,611
77,709	*	Belmond Ltd.	1,936,508
60	*	Biglari Holdings, Inc (A Shares)	39,001
605	*	Biglari Holdings, Inc (B Shares)	79,207
10,929		BJ’s Restaurants, Inc	544,592
54,808		Bloomin’ Brands, Inc	1,010,111
47,511		Boyd Gaming Corp	1,298,001
41,433	*	Bright Horizons Family Solutions	4,797,527
28,632	e	Brinker International, Inc	1,160,169
368,611	*	Caesars Entertainment Corp	3,369,105
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,625	*	Career Education Corp	$524,469
272,581		Carnival Corp	15,695,214
14,241		Carriage Services, Inc	276,987
33,199	*	Carrols Restaurant Group, Inc	286,507
10,670	*	Century Casinos, Inc	81,839
36,491	e	Cheesecake Factory	1,637,716
76,949	*	Chegg, Inc	2,710,144
16,196	*	Chipotle Mexican Grill, Inc (Class A)	8,577,564
24,733		Choice Hotels International, Inc	1,957,864
22,830		Churchill Downs, Inc	2,099,903
9,242	*	Chuy’s Holdings, Inc	209,978
12,347		Cracker Barrel Old Country Store, Inc	2,065,406
83,259		Darden Restaurants, Inc	8,736,367
23,509		Dave & Buster’s Entertainment, Inc	1,209,538
11,085	*	Del Frisco’s Restaurant Group, Inc	87,793
17,977	*	Del Taco Restaurants, Inc	186,781
51,012	*	Denny’s Corp	902,402
9,874		DineEquity, Inc	753,090
28,465		Domino’s Pizza, Inc	8,076,374
39,635	*	Drive Shack, Inc	166,863
53,455		Dunkin Brands Group, Inc	3,655,787
12,324	*	El Pollo Loco Holdings, Inc	203,223
40,475	*	Eldorado Resorts, Inc	1,886,945
1,317	*,e	Empire Resorts, Inc	15,804
138,810		Extended Stay America, Inc	2,373,651
13,720	*	Fiesta Restaurant Group, Inc	203,879
43,161	*	frontdoor, Inc	1,282,745
10,687	*	Golden Entertainment, Inc	199,847
3,415		Graham Holdings Co	2,270,975
31,975	*	Grand Canyon Education, Inc	2,971,757
144,126		H&R Block, Inc	3,399,932
11,282	*	Habit Restaurants, Inc	115,302
58,810	*	Hilton Grand Vacations, Inc	1,784,295
186,245		Hilton Worldwide Holdings, Inc	13,871,528
58,302	*	Houghton Mifflin Harcourt Co	610,422
27,534		Hyatt Hotels Corp	1,924,902
68,087		International Game Technology plc	1,113,903
13,482		International Speedway Corp (Class A)	585,793
6,138	*	J Alexander’s Holdings, Inc	52,787
17,060		Jack in the Box, Inc	1,381,007
42,184	*	K12, Inc	1,329,218
235,338		Las Vegas Sands Corp	13,734,326
79,053	*	Laureate Education, Inc	1,264,848
11,160	*	Lindblad Expeditions Holdings, Inc	137,156
193,351		Marriott International, Inc (Class A)	22,144,490
22,645		Marriott Vacations Worldwide Corp	2,004,988
531,062		McDonald’s Corp	94,943,264
321,902		MGM Resorts International	9,476,795
5,998	*	Monarch Casino & Resort, Inc	259,354
1,517		Nathan’s Famous, Inc	102,398
10,030	*	Noodles & Co	72,216
152,992	*	Norwegian Cruise Line Holdings Ltd	7,868,379
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,209	e	Papa John’s International, Inc	$643,189
84,521	*	Penn National Gaming, Inc	2,048,789
54,278	*	Planet Fitness, Inc	3,143,782
12,084	*	PlayAGS, Inc	302,825
17,426	*	Potbelly Corp	151,083
4,928		RCI Hospitality Holdings, Inc	109,944
7,293	*	Red Lion Hotels Corp	67,460
17,963	*	Red Robin Gourmet Burgers, Inc	574,457
42,685		Red Rock Resorts, Inc	1,083,345
27,918	*	Regis Corp	520,671
110,934		Royal Caribbean Cruises Ltd	13,317,627
16,648		Ruth’s Chris Steak House, Inc	384,569
62,348	*	Scientific Games Corp (Class A)	1,562,441
38,900	*	SeaWorld Entertainment, Inc	1,013,345
118,252		Service Corp International	5,075,376
86,323	*	ServiceMaster Global Holdings, Inc	3,365,734
12,161	*	Shake Shack, Inc	580,809
52,487		Six Flags Entertainment Corp	3,232,674
21,560	*	Sotheby’s (Class A)	870,808
9,924		Speedway Motorsports, Inc	160,173
823,201		Starbucks Corp	56,092,916
15,916		Strategic Education Inc	1,741,210
45,694		Texas Roadhouse, Inc (Class A)	2,780,023
25,956		Vail Resorts, Inc	4,886,477
24,802	*	Weight Watchers International, Inc	793,664
105,194		Wendy’s	1,821,960
23,960		Wingstop, Inc	1,572,974
58,946		Wyndham Hotels & Resorts, Inc	2,893,659
58,946		Wyndham Worldwide Corp	2,483,984
68,819		Wynn Resorts Ltd	8,465,425
246,013		Yum China Holdings, Inc	8,967,174
214,310		Yum! Brands, Inc	20,140,854
		TOTAL CONSUMER SERVICES	422,458,339

DIVERSIFIED FINANCIALS - 3.6%
35,099		Affiliated Managers Group, Inc	3,683,640
19,156		AG Mortgage Investment Trust	345,191
362,479		AGNC Investment Corp	6,491,999
285,187		Ally Financial, Inc	7,431,973
487,312		American Express Co	50,046,942
93,579		Ameriprise Financial, Inc	11,847,101
918,820		Annaly Capital Management, Inc	9,592,481
92,233		Anworth Mortgage Asset Corp	412,282
91,476		Apollo Commercial Real Estate Finance, Inc	1,664,863
78,437		Arbor Realty Trust, Inc	938,107
18,424		Ares Commercial Real Estate Corp	265,306
25,578	e	Arlington Asset Investment Corp (Class A)	220,482
30,077	*	ARMOUR Residential REIT, Inc	632,219
25,768		Artisan Partners Asset Management, Inc	600,910
2,450	e	Associated Capital Group, Inc	103,855
131,322		AXA Equitable Holdings, Inc	2,434,710
12,562		B. Riley Financial, Inc	191,570
16,791		Banco Latinoamericano de Exportaciones S.A. (Class E)	315,335
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

629,273		Bank of New York Mellon Corp	$32,923,563
160,055		BGC Partners, Inc (Class A)	990,740
82,629		BlackRock, Inc	34,297,645
75,537		Blackstone Mortgage Trust, Inc	2,605,271
39,851	*	Blucora, Inc	1,176,003
63,923	*	Cannae Holdings, Inc	1,236,271
320,631		Capital One Financial Corp	25,839,652
51,594		Capstead Mortgage Corp	380,248
74,239		CBOE Holdings, Inc	6,924,272
818,260		Charles Schwab Corp	38,270,020
6,561		Cherry Hill Mortgage Investment Corp	121,379
138,953		Chimera Investment Corp	2,644,276
242,032		CME Group, Inc	44,117,593
25,360		Cohen & Steers, Inc	954,297
79,651		Colony Credit Real Estate, Inc	1,330,968
15,293	*	Cowen Group, Inc	247,288
7,887	*	Credit Acceptance Corp	3,139,184
6,319	*	Curo Group Holdings Corp	78,988
2,676		Diamond Hill Investment Group, Inc	414,780
228,508		Discover Financial Services	15,422,005
18,466	*	Donnelley Financial Solutions, Inc	270,342
48,507		Dynex Capital, Inc	292,012
166,609		E*TRADE Financial Corp	7,773,976
78,465		Eaton Vance Corp	3,022,472
26,365	*	Elevate Credit, Inc	117,324
13,602	*,e	Encore Capital Group, Inc	401,803
20,051	*	Enova International, Inc	462,176
24,561		Evercore Partners, Inc (Class A)	2,196,981
25,385		Exantas Capital Corp	268,319
27,938	*	Ezcorp, Inc (Class A)	260,382
25,551		Factset Research Systems, Inc	5,586,215
57,892		Federated Investors, Inc (Class B)	1,512,718
152,235	*	FGL Holdings	1,204,179
26,330		FirstCash, Inc	2,170,382
10,557	*	Focus Financial Partners, Inc	296,863
198,945		Franklin Resources, Inc	5,890,761
20,991	e	Gain Capital Holdings, Inc	135,812
2,450		GAMCO Investors, Inc (Class A)	48,878
234,808		Goldman Sachs Group, Inc	46,494,332
53,217		Granite Point Mortgage Trust, Inc	1,038,796
8,685		Great Ajax Corp	112,123
35,493	*	Green Dot Corp	2,627,192
22,909		Greenhill & Co, Inc	574,100
7,544		Hamilton Lane, Inc	273,621
27,890		Houlihan Lokey, Inc	1,233,854
52,337		Interactive Brokers Group, Inc (Class A)	2,637,785
386,060		IntercontinentalExchange Group, Inc	29,633,966
10,594	*	INTL FCStone, Inc	405,009
247,831		Invesco Ltd	4,515,481
98,104		Invesco Mortgage Capital, Inc	1,579,474
18,749		Investment Technology Group, Inc	567,345
185,369		Jefferies Financial Group, Inc	3,857,529
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,622		KKR Real Estate Finance Trust, Inc	$672,666
77,355		Ladder Capital Corp	1,339,015
67,587		Ladenburg Thalmann Financial Services, Inc	194,651
77,803		Lazard Ltd (Class A)	3,095,781
48,355		Legg Mason, Inc	1,440,979
219,162	*	LendingClub Corp	699,127
61,306		LPL Financial Holdings, Inc	4,314,103
25,594		MarketAxess Holdings, Inc	5,496,823
3,189		Marlin Business Services Corp	70,764
363,947		MFA Mortgage Investments, Inc	2,667,732
36,381		Moelis & Co	1,591,669
115,038		Moody’s Corp	18,234,673
813,542		Morgan Stanley	34,412,827
13,003		Morningstar, Inc	1,614,322
58,626		MSCI, Inc (Class A)	9,982,249
77,268		NASDAQ OMX Group, Inc	6,802,675
158,729		Navient Corp	1,809,511
11,109		Nelnet, Inc (Class A)	584,333
215,868		New Residential Investment Corp	3,665,439
60,343		New York Mortgage Trust, Inc	378,954
17,297	*	NewStar Financial, Inc	4,489
137,695		Northern Trust Corp	12,180,500
76,771		OM Asset Management plc	949,657
32,979	*	On Deck Capital, Inc	248,002
59,602	*	OneMain Holdings, Inc	1,781,504
5,009		Oppenheimer Holdings, Inc	134,892
41,882		Orchid Island Capital, Inc	290,661
37,535		PennyMac Mortgage Investment Trust	759,708
12,064		Pico Holdings, Inc	117,141
15,025		Piper Jaffray Cos	1,037,176
20,764		PJT Partners, Inc	902,819
26,014	*	PRA Group, Inc	767,673
8,894		Pzena Investment Management, Inc (Class A)	77,911
87,432		Raymond James Financial, Inc	7,038,276
11,425		Ready Capital Corp	178,687
55,348		Redwood Trust, Inc	892,763
5,910	*	Regional Management Corp	162,407
172,387		S&P Global, Inc	33,037,969
15,419	*	Safeguard Scientifics, Inc	146,326
74,904		Santander Consumer USA Holdings, Inc	1,427,670
85,763		SEI Investments Co	4,077,173
3,406		Silvercrest Asset Management Group, Inc	45,368
291,155	*	SLM Corp	3,118,270
252,753		State Street Corp	17,920,188
42,021		Stifel Financial Corp	2,011,545
495,501		Synchrony Financial	14,884,850
162,876		T Rowe Price Group, Inc	15,222,391
197,912		TD Ameritrade Holding Corp	11,073,176
14,837		TPG RE Finance Trust, Inc	294,218
183,272		Two Harbors Investment Corp	2,673,938
24,004		Virtu Financial, Inc	613,302
3,892		Virtus Investment Partners, Inc	350,163
107,581		Voya Financial, Inc	4,994,986
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,753	e	Waddell & Reed Financial, Inc (Class A)	$800,411
24,220		Western Asset Mortgage Capital Corp	231,543
5,515		Westwood Holdings Group, Inc	201,959
65,487		WisdomTree Investments, Inc	438,763
3,309	*	World Acceptance Corp	343,110
		TOTAL DIVERSIFIED FINANCIALS	678,295,489

ENERGY - 5.1%
98,619	*	Abraxas Petroleum Corp	117,357
969		Adams Resources & Energy, Inc	38,401
58,583	*,e	Alta Mesa Resources, Inc	56,123
333,298		Anadarko Petroleum Corp	15,774,994
159,817	*	Antero Resources Corp	1,607,759
256,837		Apache Corp	8,429,390
48,250	*	Apergy Corp	1,622,165
30,605	*,e	Approach Resources, Inc	29,482
12,389		Arch Coal, Inc	1,091,843
86,405		Archrock, Inc	815,663
17,293	*	Ardmore Shipping Corp	98,051
355,241		Baker Hughes a GE Co	8,373,030
56,023	*	Basic Energy Services, Inc	266,109
12,844	*	Bonanza Creek Energy, Inc	296,054
22,813	*,e	Bristow Group, Inc	75,055
44,701	*	C&J Energy Services, Inc	718,345
289,557		Cabot Oil & Gas Corp	7,224,447
30,783	*	Cactus, Inc	1,010,298
55,404	*	California Resources Corp	1,116,391
129,423	*	Callon Petroleum Co	1,053,503
18,060	*	CARBO Ceramics, Inc	72,782
80,848	*	Carrizo Oil & Gas, Inc	992,813
158,201	*	Centennial Resource Development, Inc	2,083,507
151,392	*	Cheniere Energy, Inc	9,938,885
795,491	*,e	Chesapeake Energy Corp	2,267,149
1,297,785		Chevron Corp	148,791,050
64,892		Cimarex Energy Co	4,888,963
70,718	*	Clean Energy Fuels Corp	134,364
131,805	*	CNX Resources Corp	1,600,113
129,496	*	Concho Resources, Inc	15,518,801
783,254		ConocoPhillips	53,018,463
29,581	*	CONSOL Energy, Inc	1,051,013
63,518	*	Continental Resources, Inc	2,932,626
18,547	*,e	Covia Holdings Corp	86,800
9,366		CVR Energy, Inc	376,045
52,925		Delek US Holdings, Inc	1,720,592
471,080	*	Denbury Resources, Inc	956,292
325,066	*	Devon Energy Corp	8,663,009
51,733		DHT Holdings, Inc	209,519
38,426	*,e	Diamond Offshore Drilling, Inc	419,996
108,617		Diamondback Energy, Inc	11,200,585
14,063	*	Dorian LPG Ltd	77,065
21,805	*	Dril-Quip, Inc	816,379
10,934	*	Earthstone Energy, Inc	65,932
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

56,750	*,e	Eclipse Resources Corp	$65,263
61,062	*,e	Energy Fuels, Inc	174,637
392,004		EOG Resources, Inc	38,886,797
78,177	*	EP Energy Corp	53,895
164,687		EQT Corp	3,206,456
131,749	*	Equitrans Midstream Corp	2,743,014
14,195	*	Era Group, Inc	133,717
18,488		Evolution Petroleum Corp	138,105
18,645	*	Exterran Corp	323,677
137,437	*,e	Extraction Oil & Gas, Inc	541,502
2,883,854	d	Exxon Mobil Corp	211,328,821
152,912	*	Forum Energy Technologies, Inc	750,798
29,896	*,e	Frank’s International NV	170,108
46,501	*,e	Frontline Ltd	239,480
58,721	*	FTS International, Inc	478,576
30,698		GasLog Ltd	550,415
55,223		Golar LNG Ltd	1,229,816
53,948		Green Plains Renewable Energy, Inc	766,601
151,931	*	Gulfport Energy Corp	1,274,701
109,060	*,e	Halcon Resources Corp	178,858
7,725		Hallador Energy Co	43,762
574,588		Halliburton Co	18,019,080
91,452	*	Helix Energy Solutions Group, Inc	624,617
81,422		Helmerich & Payne, Inc	4,558,818
167,984		Hess Corp	9,071,136
71,409	*	HighPoint Resources Corp	199,945
102,198		HollyFrontier Corp	5,757,835
25,299	*	Independence Contract Drilling, Inc	86,523
15,991	*	International Seaways, Inc	289,757
6,641	*	ION Geophysical Corp	59,570
330	*	Isramco, Inc	36,729
71,467	*,e	Jagged Peak Energy, Inc	752,548
31,781	*	Keane Group, Inc	320,352
8,052	*,e	Key Energy Services, Inc	13,447
1,277,220		Kinder Morgan, Inc	23,117,682
29,441	*	KLX Energy Services Holdings, Inc	767,232
192,581	*	Kosmos Energy Ltd	987,941
107,858	*	Laredo Petroleum Holdings, Inc	409,860
25,902	e	Liberty Oilfield Services, Inc	393,969
49,733	*,e	Lilis Energy, Inc	107,921
4,924		Mammoth Energy Services, Inc	108,968
528,921		Marathon Oil Corp	8,351,663
457,373		Marathon Petroleum Corp	30,305,535
62,707	*	Matador Resources Co	1,222,787
14,345	*	Matrix Service Co	307,700
116,722	*	McDermott International, Inc	1,029,488
6,168	*	Midstates Petroleum Co, Inc	59,706
101,158		Murphy Oil Corp	2,766,671
287,438		Nabors Industries Ltd	850,817
256,310		National Oilwell Varco, Inc	7,556,019
6,426	*	Natural Gas Services Group, Inc	106,093
6,147	*,e	NCS Multistage Holdings, Inc	34,792
152,775	*	Newfield Exploration Co	2,792,727
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,833	*	Newpark Resources, Inc	$422,422
19,146	*	Nine Energy Service, Inc	459,121
172,789	*	Noble Corp plc	570,204
316,714		Noble Energy, Inc	7,075,391
59,980	e	Nordic American Tanker Shipping	122,959
119,373	*	Northern Oil And Gas, Inc	302,014
173,342	*	Oasis Petroleum, Inc	1,043,519
517,350		Occidental Petroleum Corp	34,548,633
56,126	*	Oceaneering International, Inc	880,617
37,144	*	Oil States International, Inc	639,620
279,941		ONEOK, Inc	17,975,012
25,842	*	Overseas Shipholding Group, Inc	46,774
9,875		Panhandle Oil and Gas, Inc (Class A)	158,000
18,063	*	Par Pacific Holdings, Inc	293,704
190,516	*	Parsley Energy, Inc	3,539,787
134,449		Patterson-UTI Energy, Inc	1,630,866
84,347		PBF Energy, Inc	3,088,787
40,863	*	PDC Energy, Inc	1,330,908
49,634		Peabody Energy Corp	1,771,934
8,042	*	Penn Virginia Corp	421,883
4,877	*,e	PHI, Inc	15,997
283,548		Phillips 66	27,053,315
50,977	*	Pioneer Energy Services Corp	75,446
115,199		Pioneer Natural Resources Co	16,395,122
41,906	*	ProPetro Holding Corp	684,744
153,931	*	Questar Market Resources, Inc	1,273,009
134,853		Range Resources Corp	1,487,429
23,028	*	Renewable Energy Group, Inc	665,509
15,928	*,e	Resolute Energy Corp	521,323
3,133	*	Rex American Resources Corp	228,490
9,218	*	RigNet, Inc	123,152
61,419	*	Ring Energy, Inc	361,144
67,519	*	Rowan Cos plc	823,057
34,279	e	RPC, Inc	369,870
21,991	*	SandRidge Energy, Inc	182,305
940,452		Schlumberger Ltd	41,577,383
45,437		Scorpio Tankers, Inc	851,035
19,352	*	SEACOR Holdings, Inc	800,979
8,251	*	SEACOR Marine Holdings, Inc	109,326
51,332	*	Select Energy Services, Inc	436,322
84,693		SemGroup Corp	1,356,782
89,233		Ship Finance International Ltd	1,085,073
3,507	*	SilverBow Resources, Inc	85,255
70,325		SM Energy Co	1,379,777
15,317	*,e	Smart Sand, Inc	38,905
14,432	e	Solaris Oilfield Infrastructure, Inc	217,057
372,511	*	Southwestern Energy Co	1,627,873
154,864	*	SRC Energy, Inc	761,931
101,192	*	Superior Energy Services	395,661
11,179	*	Talos Energy, Inc	213,519
150,350		Targa Resources Investments, Inc	6,466,554
32,401	e	Teekay Corp	113,728
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

105,010		Teekay Tankers Ltd (Class A)	$105,010
110,593	*,e	Tellurian, Inc	1,105,930
74,342	*	Tetra Technologies, Inc	158,348
14,809	*	Tidewater, Inc	318,690
330,316	*	Transocean Ltd (NYSE)	2,830,808
36,658	*	Unit Corp	585,062
75,588	*,e	Uranium Energy Corp	98,264
84,372	e	US Silica Holdings Inc	1,137,335
285,069		Valero Energy Corp	25,034,760
62,041	*	W&T Offshore, Inc	312,687
57,408	*	Whiting Petroleum Corp	1,643,591
28,283	*	WildHorse Resource Development Corp	479,963
828,911		Williams Cos, Inc	22,322,573
62,394		World Fuel Services Corp	1,552,987
240,446	*	WPX Energy, Inc	2,947,868
		TOTAL ENERGY	946,777,233

FOOD & STAPLES RETAILING - 1.3%
15,325		Andersons, Inc	537,141
23,087		Casey’s General Stores, Inc	2,970,835
10,609	*	Chefs’ Warehouse Holdings, Inc	340,761
298,143		Costco Wholesale Corp	63,990,432
8,756		Ingles Markets, Inc (Class A)	249,896
540,598		Kroger Co	15,315,141
10,727	*	Natural Grocers by Vitamin C	146,531
71,924	*	Performance Food Group Co	2,456,924
14,066		Pricesmart, Inc	861,543
698,342	*,e	Rite Aid Corp	560,978
16,561	*	Smart & Final Stores, Inc	99,863
22,179		Spartan Stores, Inc	460,214
94,195	*	Sprouts Farmers Market, Inc	2,258,796
321,937		Sysco Corp	20,555,678
58,226	*	United Natural Foods, Inc	762,761
146,623	*	US Foods Holding Corp	4,944,128
4,388		Village Super Market (Class A)	117,993
553,327		Walgreens Boots Alliance, Inc	39,983,409
974,529		Walmart, Inc	93,389,114
8,321		Weis Markets, Inc	403,735
		TOTAL FOOD & STAPLES RETAILING	250,405,873

FOOD, BEVERAGE & TOBACCO - 3.5%
72,443	*,e	22nd Century Group, Inc	162,272
1,515		Alico, Inc	44,844
1,282,115		Altria Group, Inc	63,272,375
381,421		Archer Daniels Midland Co	17,125,803
58,108	e	B&G Foods, Inc (Class A)	1,549,159
5,117	*	Boston Beer Co, Inc (Class A)	1,274,952
35,445		Brown-Forman Corp	1,666,978
196,792		Brown-Forman Corp (Class B)	9,298,422
100,045		Bunge Ltd	5,509,478
14,630		Calavo Growers, Inc	1,190,297
29,725		Cal-Maine Foods, Inc	1,253,800
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

124,432		Campbell Soup Co	$4,408,626
46,222	*,e	Castle Brands, Inc	39,071
2,543		Coca-Cola Bottling Co Consolidated	548,779
2,616,911		Coca-Cola Co	125,951,927
321,439		ConAgra Brands, Inc	6,955,940
105,102		Constellation Brands, Inc (Class A)	18,252,013
8,095	*	Craft Brewers Alliance, Inc	133,244
119,696	*	Darling International, Inc	2,545,934
99,683		Dean Foods Co	415,678
6,646	*	Farmer Bros Co	163,492
124,029		Flowers Foods, Inc	2,438,410
21,115		Fresh Del Monte Produce, Inc	675,258
13,444	*	Freshpet, Inc	483,581
394,548		General Mills, Inc	17,533,713
62,127	*	Hain Celestial Group, Inc	1,138,788
93,503		Hershey Co	9,920,668
184,393		Hormel Foods Corp	7,803,512
60,532	*	Hostess Brands, Inc	695,513
46,039		Ingredion, Inc	4,557,861
9,835		J&J Snack Foods Corp	1,518,032
72,977		J.M. Smucker Co	7,653,828
5,079		John B. Sanfilippo & Son, Inc	346,642
166,958		Kellogg Co	9,852,192
125,943		Keurig Dr Pepper, Inc	3,428,168
395,826		Kraft Heinz Co	19,023,398
101,802		Lamb Weston Holdings, Inc	7,360,285
12,424		Lancaster Colony Corp	1,976,286
14,640	*	Landec Corp	185,782
10,216		Limoneira Co	225,058
82,694		McCormick & Co, Inc	10,224,286
7,667	e	MGP Ingredients, Inc	550,414
116,597		Molson Coors Brewing Co (Class B)	7,766,526
979,395		Mondelez International, Inc	45,306,813
264,967	*	Monster Beverage Corp	15,166,711
13,534		National Beverage Corp	1,134,691
966,511		PepsiCo, Inc	108,896,794
1,056,965		Philip Morris International, Inc	81,090,355
30,848	*	Pilgrim’s Pride Corp	624,980
40,253	*	Post Holdings, Inc	3,736,283
24,294	*	Primo Water Corp	316,551
12,701		Sanderson Farms, Inc	1,563,493
208		Seaboard Corp	803,747
4,092	*	Seneca Foods Corp	117,031
62,229	*	Simply Good Foods Co	1,231,512
16,692	e	Tootsie Roll Industries, Inc	578,378
41,423	*	TreeHouse Foods, Inc	2,417,446
2,699		Turning Point Brands, Inc	95,572
197,608		Tyson Foods, Inc (Class A)	12,235,887
15,925		Universal Corp	918,873
103,921		Vector Group Ltd	1,143,131
		TOTAL FOOD, BEVERAGE & TOBACCO	654,499,533
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
1,166,439		Abbott Laboratories	$85,126,718
29,187	*	Abiomed, Inc	10,246,680
61,947	*	Acadia Healthcare Co, Inc	1,694,870
77,257	*	Accuray, Inc	339,931
4,902	*	Addus HomeCare Corp	294,855
52,444	*	Align Technology, Inc	13,055,934
103,626	*	Allscripts Healthcare Solutions, Inc	1,221,751
16,618	*	Amedisys, Inc	2,179,617
7,363	*	American Renal Associates Holdings, Inc	89,240
105,839		AmerisourceBergen Corp	8,823,797
29,960	*	AMN Healthcare Services, Inc	1,941,108
21,854	*	Angiodynamics, Inc	461,119
8,514	*	Anika Therapeutics, Inc	323,447
77,964	*,e	Antares Pharma, Inc	235,451
177,527		Anthem, Inc	53,790,681
15,363	*,e	Apollo Medical Holdings, Inc	300,039
26,234	*	athenahealth, Inc	3,534,769
18,566	*	AtriCure, Inc	574,618
895		Atrion Corp	667,527
26,925	*	Avanos Medical, Inc	1,226,434
20,702	*	AxoGen, Inc	341,583
338,832		Baxter International, Inc	24,561,932
182,142		Becton Dickinson & Co	45,437,143
66,882	*	BioScrip, Inc	242,782
23,156	*	BioTelemetry, Inc	1,663,064
939,543	*	Boston Scientific Corp	35,843,565
119,686	*	Brookdale Senior Living, Inc	975,441
26,893		Cantel Medical Corp	2,189,628
20,362	*	Capital Senior Living Corp	141,923
197,311		Cardinal Health, Inc	9,859,631
18,177	*	Cardiovascular Systems, Inc	565,850
40,860	*	Castlight Health, Inc	121,354
138,489	*	Centene Corp	18,082,509
214,881	*	Cerner Corp	11,799,116
65,503	*	Cerus Corp	390,398
10,737		Chemed Corp	3,198,982
253,811		Cigna Corp	50,713,976
8,965	*	Civitas Solutions, Inc	158,949
6,695		Computer Programs & Systems, Inc	175,677
22,398		Conmed Corp	1,575,699
31,798		Cooper Cos, Inc	8,864,010
6,367	*	Corvel Corp	397,746
21,782	*	Cross Country Healthcare, Inc	209,761
17,940	*	CryoLife, Inc	500,705
15,737	*,e	CryoPort, Inc	165,081
7,473	*	Cutera, Inc	107,312
878,283		CVS Health Corp	57,571,451
18,074	*,e	CytoSorbents Corp	135,374
425,005		Danaher Corp	47,141,555
85,619	*	DaVita, Inc	4,805,794
153,876		Dentsply Sirona, Inc	6,455,098
60,482	*	DexCom, Inc	8,529,776
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,395	*	Diplomat Pharmacy, Inc	$498,728
143,729	*	Edwards Lifesciences Corp	24,494,296
67,146		Encompass Health Corp	4,488,039
33,005		Ensign Group, Inc	1,438,028
41,391	*	Evolent Health, Inc	731,793
3,368	*	FONAR Corp	74,433
27,674	*	Genesis Health Care, Inc	43,448
28,490	*	GenMark Diagnostics, Inc	189,174
29,323	*	Glaukos Corp	1,870,514
43,981	*	Globus Medical, Inc	1,981,344
8,062	*	Guardant Health, Inc	325,221
32,599	*	Haemonetics Corp	3,224,367
184,446		HCA Holdings, Inc	25,717,306
37,490	*	HealthEquity, Inc	2,337,127
15,201		HealthStream, Inc	382,457
104,292	*	Henry Schein, Inc	8,103,488
3,685	*	Heska Corp	363,341
45,033		Hill-Rom Holdings, Inc	4,504,201
62,465	*	HMS Holdings Corp	1,873,325
177,446	*	Hologic, Inc	7,878,602
92,238		Humana, Inc	28,500,620
9,614	*	ICU Medical, Inc	2,391,963
56,612	*	IDEXX Laboratories, Inc	12,045,901
10,894	*	Inogen Inc	1,647,282
36,039	*,e	Inovalon Holdings, Inc	514,997
16,460	*	Inspire Medical Systems, Inc	882,750
38,908	*	Insulet Corp	3,158,941
18,994	*	Integer Holding Corp	1,538,324
44,697	*	Integra LifeSciences Holdings Corp	2,116,850
13,407	*	IntriCon Corp	347,509
76,250	*	Intuitive Surgical, Inc	39,927,550
22,488		Invacare Corp	115,588
14,733	*	iRhythm Technologies, Inc	1,252,305
65,588	*	Laboratory Corp of America Holdings	9,139,688
18,561	*	Lantheus Holdings, Inc	312,196
8,165		LeMaitre Vascular, Inc	194,654
18,883	*	LHC Group, Inc	1,996,500
35,125	*	LivaNova plc	3,242,740
15,248	*	Magellan Health Services, Inc	993,560
32,368	*	Masimo Corp	4,026,256
131,987		McKesson Corp	16,927,333
35,574	*	Medidata Solutions, Inc	2,524,331
63,563	*	MEDNAX, Inc	2,295,260
921,887		Medtronic plc	81,485,592
23,233		Meridian Bioscience, Inc	380,789
37,595	*	Merit Medical Systems, Inc	2,125,245
42,449	*	Molina Healthcare, Inc	5,644,868
6,667		National Healthcare Corp	535,560
5,812		National Research Corp	232,364
18,296	*	Natus Medical, Inc	617,307
35,686	*	Neogen Corp	2,173,634
21,357	*	Nevro Corp	1,037,096
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,806	*	NextGen Healthcare, Inc	$526,970
57,177	*	Novocure Ltd	2,801,673
37,042	*	NuVasive, Inc	1,857,286
8,820	*	Nuvectra Corp	123,480
54,844	*	NxStage Medical, Inc	1,594,315
28,911	*	Omnicell, Inc	1,882,973
32,080	*	OraSure Technologies, Inc	412,228
10,157	*	Orthofix International NV	549,595
66,635		Owens & Minor, Inc	504,427
12,005	*	Oxford Immunotec Global plc	174,553
47,253	e	Patterson Cos, Inc	1,053,269
20,942	*	Penumbra, Inc	3,047,270
18,443	*,e	PetIQ, Inc	561,036
47,341	*	Premier, Inc	1,883,698
7,425	*	Providence Service Corp	476,240
6,289	*,e	Pulse Biosciences, Inc	84,021
91,361		Quest Diagnostics, Inc	7,980,383
30,342	*	Quidel Corp	1,760,746
53,906	*	R1 RCM, Inc	437,717
19,979	*	RadNet, Inc	272,713
96,685		Resmed, Inc	9,201,511
28,831	*,e	Rockwell Medical, Inc	89,953
21,979	*	RTI Biologics, Inc	96,488
90,758	*	Select Medical Holdings Corp	1,417,640
157,592	*,e	Senseonics Holdings, Inc	395,556
7,713	*,e	SI-BONE, Inc	138,680
15,116	*	Sientra, Inc	168,090
5,738		Simulations Plus, Inc	110,514
26,702	*	Staar Surgical Co	954,062
58,868		STERIS Plc	6,714,484
234,068		Stryker Corp	41,563,455
22,774	*,e	Surgery Partners, Inc	297,884
7,753	*	SurModics, Inc	444,014
11,232	*	Tabula Rasa HealthCare, Inc	677,065
16,440	*,e	Tactile Systems Technology, Inc	1,094,575
44,575	*	Tandem Diabetes Care, Inc	1,938,121
40,695	*,e	Teladoc, Inc	2,612,619
30,463		Teleflex, Inc	8,331,631
55,845	*	Tenet Healthcare Corp	1,228,032
36,164	*	Tivity Health, Inc	805,011
296,193	*,e	TransEnterix, Inc	805,645
13,217	*	Triple-S Management Corp (Class B)	266,455
654,561		UnitedHealth Group, Inc	176,862,382
54,339		Universal Health Services, Inc (Class B)	7,201,548
11,772		US Physical Therapy, Inc	1,246,537
1,407		Utah Medical Products, Inc	132,174
21,473	*	Varex Imaging Corp	611,766
62,851	*	Varian Medical Systems, Inc	8,298,218
82,667	*	Veeva Systems, Inc	9,015,663
37,597	*,e	ViewRay, Inc	270,322
20,004	*	Vocera Communications, Inc	816,563
33,522	*	WellCare Health Plans, Inc	9,268,163
49,079		West Pharmaceutical Services, Inc	5,313,783
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

92,225	*	Wright Medical Group NV	$2,751,994
140,818		Zimmer Biomet Holdings, Inc	15,428,020
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,194,449,447

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
5,838	*,e	Central Garden & Pet Co	228,908
20,082	*	Central Garden and Pet Co (Class A)	715,321
163,664		Church & Dwight Co, Inc	10,574,331
84,623		Clorox Co	12,556,361
587,305		Colgate-Palmolive Co	37,986,887
302,795		Coty, Inc	2,349,689
46,791	*	Edgewell Personal Care Co	1,845,905
43,716	*,e	elf Beauty, Inc	367,214
45,649		Energizer Holdings, Inc	2,163,763
143,032		Estee Lauder Cos (Class A)	19,512,425
81,475	*	Herbalife Ltd	4,864,058
10,188		Inter Parfums, Inc	677,094
234,528		Kimberly-Clark Corp	26,121,729
7,034		Medifast, Inc	895,006
3,562	e	Natural Health Trends Corp	58,381
3,667	*	Nature’s Sunshine Products, Inc	29,336
36,581		Nu Skin Enterprises, Inc (Class A)	2,401,543
2,427		Oil-Dri Corp of America	64,413
1,697,314		Procter & Gamble Co	163,739,882
7,650	*,e	Revlon, Inc (Class A)	200,430
36,491		Spectrum Brands Holdings, Inc	2,039,117
10,892	*	USANA Health Sciences, Inc	1,275,453
8,963		WD-40 Co	1,629,025
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	292,296,271

INSURANCE - 4.1%
527,831		Aflac, Inc	25,177,539
9,633		Alleghany Corp	6,083,817
235,170		Allstate Corp	20,664,388
25,630	*	AMBAC Financial Group, Inc	484,920
64,678		American Equity Investment Life Holding Co	2,025,715
50,048		American Financial Group, Inc	4,774,079
609,526		American International Group, Inc	26,349,809
5,833		American National Insurance Co	811,895
10,952		Amerisafe, Inc	650,658
165,290		Aon plc	25,823,257
255,503	*	Arch Capital Group Ltd	7,499,013
27,532		Argo Group International Holdings Ltd	1,837,486
118,037		Arthur J. Gallagher & Co	8,818,544
45,148		Aspen Insurance Holdings Ltd	1,884,026
36,896		Assurant, Inc	3,556,405
67,712		Assured Guaranty Ltd	2,746,399
108,799	*	Athene Holding Ltd	4,667,477
56,271		Axis Capital Holdings Ltd	3,013,312
1,324,349	*	Berkshire Hathaway, Inc (Class B)	272,206,693
75,046	*	Brighthouse Financial, Inc	2,802,218
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

158,594		Brown & Brown, Inc	$4,307,413
313,930		Chubb Ltd	41,768,386
102,334		Cincinnati Financial Corp	8,301,334
30,580	*,e	Citizens, Inc (Class A)	216,812
29,299		CNA Financial Corp	1,343,652
95,976		Conseco, Inc	1,716,051
5,206		Crawford & Co (Class B)	50,238
3,298		Donegal Group, Inc (Class A)	43,435
21,546	*	eHealth, Inc	1,317,753
4,497		EMC Insurance Group, Inc	147,861
29,800		Employers Holdings, Inc	1,262,626
7,413	*	Enstar Group Ltd	1,319,514
18,500		Erie Indemnity Co (Class A)	2,708,030
27,789		Everest Re Group Ltd	6,087,180
6,784		FBL Financial Group, Inc (Class A)	476,372
5,573		FedNat Holding Co	100,927
75,141		First American Financial Corp	3,763,061
179,551		FNF Group	6,492,564
422,628	*	Genworth Financial, Inc (Class A)	2,045,520
4,548		Global Indemnity Ltd	149,629
5,733	*,e	Goosehead Insurance, Inc	164,766
25,461	*	Greenlight Capital Re Ltd (Class A)	264,031
5,450	*	Hallmark Financial Services	52,865
29,697		Hanover Insurance Group, Inc	3,386,646
243,702		Hartford Financial Services Group, Inc	11,434,498
4,292		HCI Group, Inc	203,355
8,315	*,e	Health Insurance Innovations, Inc	318,797
16,420		Heritage Insurance Holdings, Inc	238,418
36,897		Horace Mann Educators Corp	1,536,760
2,693		Independence Holding Co	96,302
714		Investors Title Co	123,329
14,513		James River Group Holdings Ltd	559,766
36,977		Kemper Corp	2,779,931
5,257		Kingstone Cos, Inc	86,478
11,675		Kinsale Capital Group, Inc	677,150
134,632		Lincoln National Corp	7,874,626
184,673		Loews Corp	8,845,837
42,125		Maiden Holdings Ltd	54,341
9,299	*	Markel Corp	9,796,589
347,464		Marsh & McLennan Cos, Inc	30,642,850
109,955	*	MBIA, Inc	1,056,668
25,085		Mercury General Corp	1,296,895
579,497		Metlife, Inc	26,465,628
36,305		National General Holdings Corp	876,766
1,316		National Western Life Group, Inc	399,143
12,593		Navigators Group, Inc	878,991
5,460	*	NI Holdings, Inc	81,900
171,454		Old Republic International Corp	3,454,798
27,823		Primerica, Inc	3,126,471
183,183		Principal Financial Group	9,171,973
43,085		ProAssurance Corp	1,838,006
395,685		Progressive Corp	26,625,644
3,561		Protective Insurance Corp	65,629
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

282,596		Prudential Financial, Inc	$26,038,395
39,219		Reinsurance Group of America, Inc (Class A)	5,665,185
26,199		RenaissanceRe Holdings Ltd	3,616,248
29,104		RLI Corp	1,921,155
8,764		Safety Insurance Group, Inc	721,365
42,986		Selective Insurance Group, Inc	2,618,707
8,438		State Auto Financial Corp	286,892
23,986		Stewart Information Services Corp	1,066,178
62,056	*	Third Point Reinsurance Ltd	652,209
13,470		Tiptree Financial, Inc	80,147
69,898		Torchmark Corp	5,854,656
178,297		Travelers Cos, Inc	22,383,405
26,523	*,e	Trupanion, Inc	704,186
12,504		United Fire & Casualty Co	650,208
11,214		United Insurance Holdings Corp	183,012
19,741		Universal Insurance Holdings, Inc	744,631
132,877		UnumProvident Corp	4,618,805
63,144		W.R. Berkley Corp	4,855,142
2,161		White Mountains Insurance Group Ltd	1,931,026
88,233		Willis Towers Watson plc	14,363,450
		TOTAL INSURANCE	758,926,857

MATERIALS - 3.0%
16,652	*	A Schulman, Inc	31,805
13,762	e	Advanced Emissions Solutions, Inc	155,924
30,986	*	AdvanSix, Inc	980,397
15,502	*,e	AgroFresh Solutions, Inc	62,318
151,671		Air Products & Chemicals, Inc	24,933,196
205,145	*,e	AK Steel Holding Corp	605,178
70,819		Albemarle Corp	5,717,218
134,964	*	Alcoa Corp	4,005,732
77,659	*	Allegheny Technologies, Inc	2,127,080
16,190		American Vanguard Corp	283,649
22,879	*,e	Amyris, Inc	77,560
45,569		Aptargroup, Inc	4,516,799
15,791		Ardagh Group S.A.	191,387
35,936		Ashland Global Holdings, Inc	2,727,542
56,926		Avery Dennison Corp	5,945,921
139,288	*	Axalta Coating Systems Ltd	3,568,559
19,658		Balchem Corp	1,632,007
225,297		Ball Corp	11,778,527
65,745		Bemis Co, Inc	3,210,986
83,308	*	Berry Plastics Group, Inc	4,102,919
21,980		Boise Cascade Co	603,791
46,783		Cabot Corp	2,193,655
36,129		Carpenter Technology Corp	1,707,457
83,872		Celanese Corp (Series A)	8,031,583
36,542	*	Century Aluminum Co	336,186
151,194		CF Industries Holdings, Inc	6,599,618
4,273		Chase Corp	430,804
112,161		Chemours Co	4,009,756
8,677	*	Clearwater Paper Corp	292,588
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

191,026	e	Cleveland-Cliffs, Inc	$2,045,888
167,855	*	Coeur Mining, Inc	864,453
66,633		Commercial Metals Co	1,162,746
31,429		Compass Minerals International, Inc	1,642,165
88,762	*	Crown Holdings, Inc	4,526,862
35,790		Domtar Corp	1,678,551
1,568,191		DowDuPont, Inc	84,384,358
32,598		Eagle Materials, Inc	2,314,458
94,831		Eastman Chemical Co	7,645,275
175,545		Ecolab, Inc	27,765,953
128,955	*	Element Solutions Inc	1,449,454
72,672	*	Ferro Corp	1,211,442
48,283	*	Ferroglobe plc	0
36,699	*	Flotek Industries, Inc	93,949
91,936		FMC Corp	7,336,493
998,655		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,624,344
15,859	*	FutureFuel Corp	290,378
42,525	*	GCP Applied Technologies, Inc	1,071,630
32,953	*	Gold Resource Corp	147,959
187,144		Graphic Packaging Holding Co	2,258,828
3,341		Greif, Inc	150,846
14,789		Greif, Inc (Class A)	576,771
28,896		H.B. Fuller Co	1,427,173
5,224		Hawkins, Inc	216,744
6,888		Haynes International, Inc	225,926
310,426		Hecla Mining Co	838,150
135,308		Huntsman Corp	2,972,717
30,404	*	Ingevity Corp	2,860,104
10,724		Innophos Holdings, Inc	320,648
13,629		Innospec, Inc	957,710
67,173		International Flavors & Fragrances, Inc	9,523,788
271,505		International Paper Co	12,877,482
58,154	*	Intrepid Potash, Inc	180,859
14,606		Kaiser Aluminum Corp	1,466,004
11,753	*	Koppers Holdings, Inc	267,851
17,111	*	Kraton Polymers LLC	482,530
17,013		Kronos Worldwide, Inc	224,061
377,037		Linde plc	61,460,801
34,508	*,e	Livent Corp	436,871
83,545		Louisiana-Pacific Corp	2,036,827
28,845	*	LSB Industries, Inc	214,895
209,974		LyondellBasell Industries AF S.C.A	18,261,439
38,840		Martin Marietta Materials, Inc	6,862,251
20,875		Materion Corp	979,664
30,127		Minerals Technologies, Inc	1,764,538
233,241		Mosaic Co	7,529,020
23,197		Myers Industries, Inc	377,183
14,710		Neenah Paper, Inc	1,024,846
5,902		NewMarket Corp	2,367,233
345,957		Newmont Mining Corp	11,800,593
215,124		Nucor Corp	13,174,194
110,834		Olin Corp	2,616,791
5,433		Olympic Steel, Inc	104,694
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,913	*	Omnova Solutions, Inc	$204,155
96,468		Owens-Illinois, Inc	1,936,113
59,515		Packaging Corp of America	5,613,455
23,735		PH Glatfelter Co	303,333
63,916		PolyOne Corp	2,068,961
164,435		PPG Industries, Inc	17,338,026
16,888	*	PQ Group Holdings, Inc	254,164
9,480		Quaker Chemical Corp	1,938,281
6,364	*	Ramaco Resources, Inc	38,566
47,440		Rayonier Advanced Materials, Inc	686,931
46,436		Reliance Steel & Aluminum Co	3,802,180
45,224		Royal Gold, Inc	3,951,221
83,743		RPM International, Inc	4,786,750
10,810	*	Ryerson Holding Corp	75,994
14,837		Schnitzer Steel Industries, Inc (Class A)	359,055
21,442		Schweitzer-Mauduit International, Inc	687,431
25,115		Scotts Miracle-Gro Co (Class A)	1,867,300
103,828		Sealed Air Corp	4,101,206
33,065		Sensient Technologies Corp	2,075,821
56,295		Sherwin-Williams Co	23,729,468
62,594		Silgan Holdings, Inc	1,728,846
68,597		Sonoco Products Co	3,949,815
56,425		Southern Copper Corp (NY)	1,897,009
138,708		Steel Dynamics, Inc	5,075,326
18,001		Stepan Co	1,582,828
104,994	*	Summit Materials, Inc	1,602,208
35,638	*	SunCoke Energy, Inc	400,571
208,358	*	Tahoe Resources, Inc	789,677
27,146	*	TimkenSteel Corp	345,569
8,363	*	Trecora Resources	72,507
14,895		Tredegar Corp	242,937
27,387		Trinseo S.A.	1,343,332
59,635		Tronox Ltd	522,403
2,989	*	UFP Technologies, Inc	98,637
765		United States Lime & Minerals, Inc	52,793
111,376		United States Steel Corp	2,510,415
10,690	*	US Concrete, Inc	380,564
19,740		Valhi, Inc	65,734
139,656		Valvoline, Inc	3,087,794
27,564	*	Verso Corp	680,004
85,308		Vulcan Materials Co	8,671,558
45,953		Warrior Met Coal, Inc	1,320,230
28,248		Westlake Chemical Corp	2,087,527
184,046		WestRock Co	7,492,513
25,693	*	Worthington Industries, Inc	969,397
40,081		WR Grace and Co	2,846,152
		TOTAL MATERIALS	552,591,289

MEDIA & ENTERTAINMENT - 7.4%
508,412		Activision Blizzard, Inc	24,017,383
203,940	*	Alphabet, Inc (Class A)	229,614,007
207,933	*	Alphabet, Inc (Class C)	232,130,163
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,802	e	AMC Entertainment Holdings, Inc	$480,549
31,079	*	AMC Networks, Inc	1,956,112
2,685		Cable One, Inc	2,374,453
8,556	*	Care.com, Inc	203,376
30,233	*	Cargurus, Inc	1,293,065
40,872	*	Cars.com, Inc	1,116,214
214,437		CBS Corp (Class B)	10,606,054
42,955	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	129,295
118,788	*	Charter Communications, Inc	39,324,767
73,668		Cinemark Holdings, Inc	3,014,495
41,313	*	Clear Channel Outdoor Holdings, Inc (Class A)	230,113
3,120,321		Comcast Corp (Class A)	114,110,139
430	*,e	Daily Journal Corp	95,077
95,570	*,e	Discovery, Inc (Class A)	2,712,277
235,870	*	Discovery, Inc (Class C)	6,285,936
155,886	*	DISH Network Corp (Class A)	4,781,024
199,129	*	Electronic Arts, Inc	18,367,659
10,428		Emerald Expositions Events, Inc	148,078
147,439		Entercom Communications Corp (Class A)	1,080,728
39,200		Entravision Communications Corp (Class A)	154,448
15,307	*,e	Eros International plc	145,876
33,061		EW Scripps Co (Class A)	620,886
1,620,251	*	Facebook, Inc	270,079,639
12,801	*	Fluent, Inc	60,421
121,803		Gannett Co, Inc	1,350,795
64,939	*	GCI Liberty, Inc	3,305,395
64,493	*	Glu Mobile, Inc	628,162
76,684	*	Gray Television, Inc	1,281,390
8,609	*	Hemisphere Media Group, Inc	114,155
51,592	*	IAC/InterActiveCorp	10,900,358
58,238	*	Imax Corp	1,209,603
273,233		Interpublic Group of Cos, Inc	6,216,051
37,914		John Wiley & Sons, Inc (Class A)	1,963,187
6,199	*	Liberty Braves Group (Class A)	168,241
25,562	*	Liberty Braves Group (Class C)	689,152
14,538	*	Liberty Broadband Corp (Class A)	1,232,386
72,401	*	Liberty Broadband Corp (Class C)	6,155,533
69,901	*	Liberty Latin America Ltd	1,221,869
26,301	*	Liberty Latin America Ltd (Class A)	458,558
14,697	*	Liberty Media Group (Class A)	449,728
125,733	*	Liberty Media Group (Class C)	3,944,244
54,500	*	Liberty SiriusXM Group (Class A)	2,168,010
108,064	*	Liberty SiriusXM Group (Class C)	4,318,237
39,543	*	Liberty TripAdvisor Holdings, Inc	658,786
29,548	e	Lions Gate Entertainment Corp (Class A)	542,797
62,025	e	Lions Gate Entertainment Corp (Class B)	1,087,298
98,001	*	Live Nation, Inc	5,244,034
16,831	*,e	LiveXLive Media, Inc	102,501
8,869	*	Loral Space & Communications, Inc	320,260
11,627	*	Madison Square Garden Co	3,231,143
10,750		Marcus Corp	479,128
32,025		Match Group, Inc	1,713,017
31,081	*	MDC Partners, Inc	92,311
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,850	*	Meet Group, Inc	$207,213
22,587	e	Meredith Corp	1,225,796
37,843	*	MSG Networks, Inc	847,683
42,675		National CineMedia, Inc	294,884
282,656	*	NetFlix, Inc	95,961,712
56,663		New Media Investment Group, Inc	774,583
94,480		New York Times Co (Class A)	2,429,081
272,145		News Corp (Class A)	3,491,620
69,125		News Corp (Class B)	893,786
25,807		Nexstar Broadcasting Group, Inc (Class A)	2,154,110
148,599		Omnicom Group, Inc	11,572,890
207,456	*	Pandora Media, Inc	1,738,481
51,008	*	QuinStreet, Inc	971,192
6,859	*	Reading International, Inc	108,372
12,372	*	Rosetta Stone, Inc	187,560
1,398		Saga Communications, Inc	47,280
15,698		Scholastic Corp	654,450
44,983		Sinclair Broadcast Group, Inc (Class A)	1,385,926
900,263	e	Sirius XM Holdings, Inc	5,248,533
75,538	*	Take-Two Interactive Software, Inc	7,973,036
8,199	*	TechTarget, Inc	118,886
122,431		TEGNA, Inc	1,437,340
59,934		Tribune Co	2,751,570
12,348	*	Tribune Publishing Co	147,806
74,790	*	TripAdvisor, Inc	4,291,450
87,124	*	TrueCar, Inc	817,223
710,434		Twenty-First Century Fox, Inc	35,031,501
335,973		Twenty-First Century Fox, Inc (Class B)	16,482,835
494,861	*	Twitter, Inc	16,607,535
8,711	e	Viacom, Inc	298,700
241,563		Viacom, Inc (Class B)	7,106,783
1,021,639		Walt Disney Co	113,933,181
19,514	*	WideOpenWest, Inc	147,526
26,840		World Wrestling Entertainment, Inc (Class A)	2,210,006
57,350	*	Yelp, Inc	2,088,687
34,479	*	Zillow Group, Inc	1,200,214
86,550	*	Zillow Group, Inc (Class C)	3,037,040
569,004	*	Zynga, Inc	2,549,138
		TOTAL MEDIA & ENTERTAINMENT	1,374,804,172

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
1,033,164		AbbVie, Inc	82,952,738
53,224	*,e	Abeona Therapeutics, Inc	361,391
81,984	*	Acadia Pharmaceuticals, Inc	1,867,596
15,310	*,e	Accelerate Diagnostics, Inc	278,795
32,735	*	Acceleron Pharma, Inc	1,387,964
32,999	*,e	Achaogen, Inc	49,829
66,376	*	Achillion Pharmaceuticals, Inc	145,363
12,522	*	Aclaris Therapeutics, Inc	87,278
24,842	*	Acorda Therapeutics, Inc	413,122
29,270	*,e	Adamas Pharmaceuticals, Inc	263,430
24,099	*	Aduro Biotech, Inc	71,815
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,109	*	Adverum Biotechnologies, Inc	$108,467
22,444	*	Aerie Pharmaceuticals, Inc	1,055,317
48,384	*,e	Agenus, Inc	163,054
5,663	*,e	AgeX Therapeutics, Inc	21,916
217,788		Agilent Technologies, Inc	16,562,777
31,569	*,e	Agios Pharmaceuticals, Inc	1,692,098
45,447	*	Aimmune Therapeutics, Inc	1,068,913
8,200	*,e	Akcea Therapeutics, Inc	217,956
44,506	*	Akebia Therapeutics, Inc	245,228
56,071	*	Akorn, Inc	210,827
5,626	*	Albireo Pharma, Inc	146,276
37,404	*	Alder Biopharmaceuticals, Inc	526,648
145,892	*	Alexion Pharmaceuticals, Inc	17,938,880
112,466	*	Alkermes plc	3,696,757
5,078	*,e	Allakos, Inc	202,866
231,581		Allergan plc	33,343,032
13,161	*	Allogene Therapeutics, Inc	399,173
61,029	*	Alnylam Pharmaceuticals, Inc	5,097,752
22,367	*	AMAG Pharmaceuticals, Inc	366,148
434,422		Amgen, Inc	81,284,701
128,940	*,e	Amicus Therapeutics, Inc	1,552,438
53,564	*	Amneal Pharmaceuticals, Inc	657,766
20,326	*	Amphastar Pharmaceuticals, Inc	462,620
19,342	*	AnaptysBio, Inc	1,282,761
4,747	*	ANI Pharmaceuticals, Inc	255,104
22,306	*	Apellis Pharmaceuticals, Inc	312,284
21,703	*	Aratana Therapeutics, Inc	96,144
21,858	*	Arbutus Biopharma Corp	80,656
20,369	*	Arcus Biosciences, Inc	207,153
20,670	*	Ardelyx, Inc	43,407
34,420	*	Arena Pharmaceuticals, Inc	1,582,287
54,090	*	Arqule, Inc	200,133
127,839	*	Array Biopharma, Inc	2,386,754
53,978	*,e	Arrowhead Research Corp	762,169
9,360	*	Assembly Biosciences, Inc	213,221
36,183	*	Assertio Therapeutics, Inc.	161,376
28,032	*	Atara Biotherapeutics, Inc	1,065,216
25,792	*,e	Athenex, Inc	303,056
56,949	*,e	Athersys, Inc	90,549
22,704	*	Audentes Therapeutics, Inc	563,059
72,779	*	AVEO Pharmaceuticals, Inc	50,902
21,522	*	Avid Bioservices, Inc	82,860
3,474	*	Avrobio, Inc	43,286
16,908	*	Bellicum Pharmaceuticals, Inc	55,796
57,028	*	BioCryst Pharmaceuticals, Inc	495,003
135,877	*	Biogen Idec, Inc	45,353,025
19,000	*	Biohaven Pharmaceutical Holding Co Ltd	723,710
120,874	*	BioMarin Pharmaceutical, Inc	11,866,201
14,788	*	Bio-Rad Laboratories, Inc (Class A)	3,695,078
3,096	*	Biospecifics Technologies Corp	201,178
24,911		Bio-Techne Corp	4,345,973
56,636	*,e	BioTime, Inc	79,857
38,726	*	Bluebird Bio, Inc	5,167,210
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,588	*	Blueprint Medicines Corp	$1,772,549
1,122,004		Bristol-Myers Squibb Co	55,393,338
76,798		Bruker BioSciences Corp	2,692,538
18,171	*	Calithera Biosciences, Inc	81,043
4,536	*,e	Calyxt, Inc	60,193
28,630	*	Cambrex Corp	1,249,700
20,185	*,e	Cara Therapeutics Inc	307,821
40,172	*	CareDx, Inc	1,126,021
31,091	*,e	CASI Pharmaceuticals, Inc	107,575
98,799	*	Catalent, Inc	3,648,647
75,099	*	Catalyst Pharmaceuticals, Inc	189,250
476,131	*	Celgene Corp	42,118,548
28,246	*	Charles River Laboratories International, Inc	3,479,625
15,298	*	ChemoCentryx, Inc	187,248
21,278	*	Chimerix, Inc	49,578
14,257	*,e	Clearside Biomedical, Inc	16,823
34,312	*,e	Clovis Oncology, Inc	870,152
24,762	*	Codexis, Inc	466,021
32,551	*	Coherus Biosciences, Inc	438,136
14,552	*,e	Collegium Pharmaceutical, Inc	232,978
11,969	*	Concert Pharmaceuticals Inc	169,361
28,930	*,e	Corbus Pharmaceuticals Holdings, Inc	218,711
60,315	*,e	Corcept Therapeutics, Inc	674,322
11,427	*,e	Corium International, Inc	2,057
5,018	*	Corvus Pharmaceuticals, Inc	20,022
31,469	*,e	CTI BioPharma Corp	37,448
36,556	*	Cymabay Therapeutics, Inc	318,037
24,798	*	Cytokinetics, Inc	174,330
28,418	*	CytomX Therapeutics, Inc	482,538
5,013	*	Deciphera Pharmaceuticals, Inc	134,699
27,144	*,e	Denali Therapeutics, Inc	517,365
21,699	*	Dermira, Inc	143,213
27,581	*	Dicerna Pharmaceuticals Inc	284,360
2,826	*,e	Dova Pharmaceuticals, Inc	21,704
46,488	*	Durect Corp	28,135
42,801	*,e	Dynavax Technologies Corp	471,667
11,242	*	Eagle Pharmaceuticals, Inc	475,087
28,276	*	Editas Medicine, Inc	614,438
45,273	*,e	Elanco Animal Health, Inc	1,321,066
639,966		Eli Lilly & Co	76,706,325
13,367	*	Eloxx Pharmaceuticals, Inc	161,206
27,178	*	Emergent Biosolutions, Inc	1,695,635
13,523	*	Enanta Pharmaceuticals, Inc	1,074,132
146,720	*	Endo International plc	1,430,520
25,112	*	Enzo Biochem, Inc	94,421
28,439	*	Epizyme, Inc	290,647
24,015	*,e	Esperion Thereapeutics, Inc	1,115,497
82,027	*	Exact Sciences Corp	7,388,992
193,217	*	Exelixis, Inc	4,554,125
55,910	*	Fate Therapeutics, Inc	846,477
46,127	*	FibroGen, Inc	2,617,707
15,829	*	Five Prime Therapeutics, Inc	178,076
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,018	*,e	Flexion Therapeutics Inc	$573,174
19,596	*	Fluidigm Corp	169,505
12,649	*	G1 Therapeutics, Inc	270,562
14,710	*	Genomic Health, Inc	1,115,165
99,875	*,e	Geron Corp	114,856
877,476		Gilead Sciences, Inc	61,432,095
31,746	*	Global Blood Therapeutics, Inc	1,520,951
20,830	*,e	GlycoMimetics Inc	233,296
79,010	*	Halozyme Therapeutics, Inc	1,278,382
58,607	*	Heron Therapeutics, Inc	1,576,528
10,856	*,e	Homology Medicines, Inc	220,051
129,280	*	Horizon Pharma plc	2,778,227
10,451	*	Idera Pharmaceuticals, Inc	26,441
99,906	*	Illumina, Inc	27,952,700
12,148	*	Immune Design Corp	18,951
143,627	*	Immunogen, Inc	754,042
109,280	*,e	Immunomedics, Inc	1,616,251
117,011	*	Incyte Corp	9,429,917
43,339	*	Innoviva, Inc	741,097
45,252	*	Inovio Pharmaceuticals, Inc	226,713
65,711	*	Insmed, Inc	1,597,434
14,395	*,e	Insys Therapeutics, Inc	49,807
35,962	*,e	Intellia Therapeutics, Inc	508,503
13,549	*	Intercept Pharmaceuticals, Inc	1,635,093
14,781	*	Intersect ENT, Inc	438,552
24,570	*	Intra-Cellular Therapies, Inc	295,823
67,570	*,e	Intrexon Corp	517,586
69,391	*	Invitae Corp	977,025
86,418	*	Ionis Pharmaceuticals, Inc	5,012,244
101,631	*	Iovance Biotherapeutics, Inc	929,924
107,217	*	IQVIA Holdings, Inc	13,832,065
108,922	*	Ironwood Pharmaceuticals, Inc	1,487,875
40,491	*	Jazz Pharmaceuticals plc	5,097,412
1,832,230		Johnson & Johnson	243,833,168
8,024	*	Jounce Therapeutics, Inc	33,621
43,056	*,e	Kadmon Holdings, Inc	103,765
10,732	*	Kala Pharmaceuticals, Inc	59,348
30,034	*	Karyopharm Therapeutics, Inc	254,388
11,670	*	Kindred Biosciences Inc	114,950
10,817	*	Kura Oncology, Inc	171,990
9,941	*,e	La Jolla Pharmaceutical Co	60,044
54,719	*,e	Lannett Co, Inc	408,204
23,392	*,e	Lexicon Pharmaceuticals, Inc	110,644
12,831	*	Ligand Pharmaceuticals, Inc (Class B)	1,515,341
17,208	*	Loxo Oncology, Inc	4,036,997
24,097		Luminex Corp	672,065
24,962	*	MacroGenics, Inc	292,804
8,652	*	Madrigal Pharmaceuticals, Inc	1,001,556
74,469	*	Mallinckrodt plc	1,627,892
87,668	*,e	MannKind Corp	110,462
22,791	*	Marinus Pharmaceuticals, Inc	75,666
42,327	*,e	Medicines Co	978,177
14,055	*	MediciNova, Inc	127,619
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,580	*	Medpace Holdings, Inc	$810,152
6,201	*	Melinta Therapeutics, Inc	5,235
4,587	*	Menlo Therapeutics, Inc	24,540
1,771,237		Merck & Co, Inc	131,833,170
16,680	*	Mettler-Toledo International, Inc	10,644,509
17,960	*	Minerva Neurosciences, Inc	118,177
7,485	*,e	Miragen Therapeutics, Inc	21,407
19,884	*	Mirati Therapeutics, Inc	1,313,935
63,221	*	Momenta Pharmaceuticals, Inc	749,801
343,800	*	Mylan NV	10,296,810
27,515	*	MyoKardia, Inc	1,138,571
50,516	*	Myriad Genetics, Inc	1,424,046
16,889	*	NanoString Technologies, Inc	375,611
17,925	*,e	NantKwest, Inc	19,359
41,701	*	Natera, Inc	566,717
105,902	*	Nektar Therapeutics	4,483,891
66,492	*	NeoGenomics, Inc	1,105,097
12,513	*,e	Neos Therapeutics, Inc	26,778
58,138	*	Neurocrine Biosciences, Inc	5,128,934
17,155	*	NewLink Genetics Corp	25,561
268,970	*,e	Novavax, Inc	629,390
14,434	*,e	Nymox Pharmaceutical Corp	31,899
14,594	*,e	Ocular Therapeutix, Inc	55,165
53,171	*,e	Omeros Corp	725,252
344,433	*,e	Opko Health, Inc	1,267,513
3,379	*,e	Optinose, Inc	21,761
60,397	*	Organovo Holdings, Inc	61,001
128,534	*	Pacific Biosciences of California, Inc	889,455
33,924	*	Pacira Pharmaceuticals, Inc	1,380,028
12,933	*,e	Paratek Pharmaceuticals, Inc	87,233
102,482	*	PDL BioPharma, Inc	325,893
71,364	*	PerkinElmer, Inc	6,458,442
81,397		Perrigo Co plc	3,780,891
3,954,274		Pfizer, Inc	167,858,931
11,429		Phibro Animal Health Corp	356,813
18,324	*	Pieris Pharmaceuticals, Inc	52,590
5,383	*,e	PolarityTE, Inc	95,387
68,719	*,e	Portola Pharmaceuticals, Inc	1,862,285
39,580	*	PRA Health Sciences, Inc	4,194,293
29,886	*	Prestige Brands Holdings, Inc	834,417
43,814	*	Progenics Pharmaceuticals, Inc	194,096
25,653	*	Prothena Corp plc	301,423
36,903	*	PTC Therapeutics, Inc	1,148,790
18,291	*	Puma Biotechnology, Inc	509,953
146,547	*	QIAGEN NV	5,426,635
6,130	*	Ra Pharmaceuticals, Inc	125,849
40,171	*	Radius Health, Inc	733,924
11,386	*	Reata Pharmaceuticals, Inc	908,261
6,329	*	Recro Pharma, Inc	52,467
54,098	*	Regeneron Pharmaceuticals, Inc	23,222,648
19,491	*	REGENXBIO, Inc	856,824
32,976	*	Repligen Corp	1,879,962
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,376	*	Retrophin, Inc	$460,867
16,889	*	Revance Therapeutics, Inc	291,673
9,577	*	Rhythm Pharmaceuticals, Inc	254,748
86,156	*	Rigel Pharmaceuticals, Inc	186,097
12,963	*,e	Rocket Pharmaceuticals, Inc	186,408
7,605	*,e	Rubius Therapeutics, Inc	104,112
32,719	*	Sage Therapeutics, Inc	4,665,402
59,404	*	Sangamo Biosciences, Inc	694,433
43,473	*	Sarepta Therapeutics, Inc	6,073,613
15,543	*	Savara, Inc	117,971
76,378	*	Seattle Genetics, Inc	5,837,571
6,597	*,e	Selecta Biosciences, Inc	10,357
13,358	*,e	Seres Therapeutics, Inc	82,285
2,750	*	Sienna Biopharmaceuticals, Inc	7,370
31,728	*,e	SIGA Technologies, Inc	215,116
5,595	*	Solid Biosciences, Inc	140,826
53,979	*,e	Sorrento Therapeutics, Inc	111,197
17,972	*	Spark Therapeutics, Inc	859,421
115,826	*	Spectrum Pharmaceuticals, Inc	1,297,251
14,585	*	Stemline Therapeutics, Inc	161,310
30,987	*	Supernus Pharmaceuticals, Inc	1,181,534
6,892	*	Syndax Pharmaceuticals, Inc	38,595
43,295	*	Syneos Health, Inc	2,209,777
7,073	*	Syros Pharmaceuticals, Inc	42,367
23,512	*,e	T2 Biosystems, Inc	82,292
21,815	*,e	Teligent, Inc	37,086
28,326	*	Tetraphase Pharmaceuticals, Inc	34,841
45,895	*,e	TG Therapeutics, Inc	188,170
111,453	*,e	TherapeuticsMD, Inc	585,128
23,811	*,e	Theravance Biopharma, Inc	620,277
272,720		Thermo Fisher Scientific, Inc	66,999,122
10,529	*,e	Tocagen, Inc	118,557
6,260	*	Tricida, Inc	137,344
29,051	*	Ultragenyx Pharmaceutical, Inc	1,432,795
30,384	*	United Therapeutics Corp	3,504,187
11,976	*,e	UNITY Biotechnology, Inc	137,005
43,287	*	Vanda Pharmaceuticals, Inc	1,174,376
12,227	*	Veracyte, Inc	222,409
111,752	*,e	Verastem, Inc	366,547
54,342	*	Vericel Corp	934,682
174,199	*	Vertex Pharmaceuticals, Inc	33,256,331
58,489	*,e	Viking Therapeutics, Inc	477,270
18,311	*	Voyager Therapeutics, Inc	192,082
50,745	*	Waters Corp	11,733,259
11,082	*	WaVe Life Sciences Pte Ltd	412,805
28,502	*	Xencor Inc	1,028,922
13,274	*	Zafgen, Inc	58,937
109,983	*,e	ZIOPHARM Oncology, Inc	246,362
332,154		Zoetis, Inc	28,618,389
25,590	*,e	Zogenix, Inc	1,119,563
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,530,824,202
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.0%
47,916		Acadia Realty Trust	$1,376,627
26,419		Agree Realty Corp	1,744,447
58,662		Alexander & Baldwin, Inc	1,351,572
2,407		Alexander’s, Inc	801,675
65,884		Alexandria Real Estate Equities, Inc	8,677,582
6,851	*,e	Altisource Portfolio Solutions S.A.	162,232
37,614		American Assets Trust, Inc	1,615,145
95,665		American Campus Communities, Inc	4,402,503
182,809		American Homes 4 Rent	4,041,907
300,229		American Tower Corp	51,891,580
53,799		Americold Realty Trust	1,577,387
89,697		Apartment Investment & Management Co (Class A)	4,441,795
157,000		Apple Hospitality REIT, Inc	2,576,370
26,867		Armada Hoffler Properties, Inc	403,542
44,053		Ashford Hospitality Trust, Inc	218,062
95,124		AvalonBay Communities, Inc	18,351,322
24,630		Bluerock Residential Growth REIT, Inc	255,659
103,788		Boston Properties, Inc	13,686,524
14,516		BraeMar Hotels & Resorts, Inc	161,418
98,959		Brandywine Realty Trust	1,489,333
175,869		Brixmor Property Group, Inc	3,012,636
109,076		Brookfield Property REIT, Inc	1,985,183
60,296		Camden Property Trust	5,845,697
69,365		CareTrust REIT, Inc	1,524,643
38,283		CatchMark Timber Trust Inc	351,821
122,504		CBL & Associates Properties, Inc	305,035
222,780	*	CBRE Group, Inc	10,192,185
53,871		Cedar Realty Trust, Inc	188,010
26,156		Chatham Lodging Trust	528,613
50,988		Chesapeake Lodging Trust	1,452,138
46,803		City Office REIT, Inc	541,043
7,816		Clipper Realty, Inc	101,217
316,824		Colony Capital, Inc	1,923,122
94,085		Columbia Property Trust, Inc	2,076,456
11,013		Community Healthcare Trust, Inc	363,649
1,787		Consolidated-Tomoka Land Co	109,132
91,344		CoreCivic, Inc	1,815,005
7,274		CorEnergy Infrastructure Trust, Inc	260,482
22,840		CorePoint Lodging, Inc	279,562
20,958		Coresite Realty	2,070,441
79,819		Corporate Office Properties Trust	1,970,731
238,290		Cousins Properties, Inc	2,108,866
283,451		Crown Castle International Corp	33,180,774
123,185		CubeSmart	3,812,576
55,454	*	Cushman & Wakefield plc	956,027
70,039		CyrusOne, Inc	3,796,114
113,305		DiamondRock Hospitality Co	1,151,179
137,430		Digital Realty Trust, Inc	14,889,166
97,747		Douglas Emmett, Inc	3,697,769
217,785		Duke Realty Corp	6,368,033
49,400		Easterly Government Properties, Inc	887,224
24,286		EastGroup Properties, Inc	2,512,630
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

104,720		Empire State Realty Trust, Inc	$1,618,971
51,942		Entertainment Properties Trust	3,794,883
55,040		Equinix, Inc	21,685,760
92,704		Equity Commonwealth	2,999,901
58,469		Equity Lifestyle Properties, Inc	6,190,698
240,580		Equity Residential	17,456,485
27,314		Essential Properties Realty Trust, Inc	434,293
44,516		Essex Property Trust, Inc	12,072,739
83,372		Extra Space Storage, Inc	8,221,313
21,321		Farmland Partners, Inc	119,611
46,996		Federal Realty Investment Trust	6,230,260
84,088		First Industrial Realty Trust, Inc	2,751,359
8,997	*,e	Forestar Group, Inc	144,042
58,607		Four Corners Property Trust, Inc	1,655,062
61,023		Franklin Street Properties Corp	452,791
88,257		Front Yard Residential Corp	954,941
3,673	*	FRP Holdings, Inc	186,295
149,013		Gaming and Leisure Properties, Inc	5,587,987
102,709		Geo Group, Inc	2,316,088
18,727		Getty Realty Corp	600,388
16,590		Gladstone Commercial Corp	330,970
10,797		Global Medical REIT, Inc	103,543
50,131		Global Net Lease, Inc	972,040
56,257		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,270,846
296,212		HCP, Inc	9,342,526
87,882		Healthcare Realty Trust, Inc	2,837,710
136,695		Healthcare Trust of America, Inc	3,884,872
23,247		Hersha Hospitality Trust	430,767
38,705		HFF, Inc (Class A)	1,603,161
70,987		Highwoods Properties, Inc	3,146,144
111,881		Hospitality Properties Trust	2,982,747
485,498		Host Marriott Corp	8,768,094
24,160	*	Howard Hughes Corp	2,682,726
104,156		Hudson Pacific Properties	3,381,945
49,316		Independence Realty Trust, Inc	515,352
46,851		Industrial Logistics Properties Trust	1,006,828
16,015		Innovative Industrial Properties, Inc	991,649
10,916		Investors Real Estate Trust	642,625
190,415		Invitation Homes, Inc	4,282,433
180,253		Iron Mountain, Inc	6,705,412
92,360		iStar Financial, Inc	885,732
76,650		JBG SMITH Properties	2,962,522
16,318		Jernigan Capital, Inc	353,774
29,425		Jones Lang LaSalle, Inc	4,219,839
96,450		Kennedy-Wilson Holdings, Inc	1,928,035
66,709		Kilroy Realty Corp	4,700,316
251,517		Kimco Realty Corp	4,278,304
60,963		Kite Realty Group Trust	1,013,815
57,037		Lamar Advertising Co	4,246,405
184,776		Lexington Realty Trust	1,775,697
96,399		Liberty Property Trust	4,544,249
34,541		Life Storage, Inc	3,394,344
35,739		LTC Properties, Inc	1,695,458
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

91,730		Macerich Co	$4,234,257
77,091		Mack-Cali Realty Corp	1,588,075
24,749	*	Marcus & Millichap, Inc	980,060
7,087	*	Maui Land & Pineapple Co, Inc	84,619
19,339		MedEquities Realty Trust, Inc	223,752
217,980		Medical Properties Trust, Inc	3,967,236
70,984		Mid-America Apartment Communities, Inc	7,189,260
80,044		Monmouth Real Estate Investment Corp (Class A)	1,099,805
32,229		National Health Investors, Inc	2,683,387
91,567		National Retail Properties, Inc	4,826,497
42,965		National Storage Affiliates Trust	1,250,281
57,756		New Senior Investment Group, Inc	313,038
89,029		Newmark Group, Inc	930,353
14,802		NexPoint Residential Trust, Inc	553,743
40,723		NorthStar Realty Europe Corp	683,739
47,345		Office Properties Income Trust	1,516,460
132,053		Omega Healthcare Investors, Inc	5,307,210
10,117		One Liberty Properties, Inc	275,182
85,529		Outfront Media, Inc	1,774,727
117,210		Paramount Group, Inc	1,697,201
137,551		Park Hotels & Resorts, Inc	4,136,159
79,729		Pebblebrook Hotel Trust	2,555,314
49,406		Pennsylvania REIT	364,122
102,091		Physicians Realty Trust	1,848,868
89,709		Piedmont Office Realty Trust, Inc	1,736,766
50,818		Potlatch Corp	1,874,168
30,956		Preferred Apartment Communities, Inc	492,200
424,782		Prologis, Inc	29,377,923
15,469		PS Business Parks, Inc	2,245,944
101,942		Public Storage, Inc	21,664,714
41,639		QTS Realty Trust, Inc	1,753,418
97,923		Rayonier, Inc	2,980,776
10,920		Re/Max Holdings, Inc	455,582
82,223	e	Realogy Holdings Corp	1,459,458
199,213		Realty Income Corp	13,683,941
76,738	*,e	Redfin Corp	1,372,843
102,779		Regency Centers Corp	6,680,635
61,980		Retail Opportunities Investment Corp	1,088,989
131,127		Retail Properties of America, Inc	1,657,445
10,206		Retail Value, Inc	310,364
62,098		Rexford Industrial Realty, Inc	2,086,493
106,354		RLJ Lodging Trust	1,972,867
4,669		RMR Group, Inc	308,201
62,294		RPT Realty	815,428
27,079		Ryman Hospitality Properties	2,175,798
108,112		Sabra Healthcare REIT, Inc	2,220,620
8,645		Safety Income and Growth, Inc	152,498
9,881		Saul Centers, Inc	523,298
77,882	*	SBA Communications Corp	14,215,801
165,930		Senior Housing Properties Trust	2,284,856
19,802		Seritage Growth Properties	796,238
210,057		Simon Property Group, Inc	38,255,581
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

144,383		SITE Centers Corp	$1,887,086
56,895		SL Green Realty Corp	5,258,805
27,628		Spirit MTA REIT	216,051
55,255		Spirit Realty Capital, Inc	2,194,729
29,309	*	St. Joe Co	456,048
54,001		STAG Industrial, Inc	1,488,808
175,214		Starwood Property Trust, Inc	3,868,725
123,055		STORE Capital Corp	3,977,138
2,867		Stratus Properties, Inc	67,948
95,676		Summit Hotel Properties, Inc	1,068,701
57,754		Sun Communities, Inc	6,347,742
161,576		Sunstone Hotel Investors, Inc	2,310,537
53,470		Tanger Factory Outlet Centers, Inc	1,216,443
36,609		Taubman Centers, Inc	1,823,128
11,544	*	Tejon Ranch Co	217,258
45,258		Terreno Realty Corp	1,825,708
51,658		Tier REIT, Inc	1,213,963
8,703	*	Trinity Place Holdings, Inc	36,117
164,870		UDR, Inc	7,213,063
29,663		UMH Properties, Inc	416,172
134,012		Uniti Group, Inc	2,668,179
7,479		Universal Health Realty Income Trust	521,436
84,805		Urban Edge Properties	1,731,718
25,939		Urstadt Biddle Properties, Inc (Class A)	555,613
238,472		Ventas, Inc	15,379,059
584,223		VEREIT, Inc	4,720,522
270,307		VICI Properties, Inc	5,819,710
109,863		Vornado Realty Trust	7,680,522
124,944		Washington Prime Group, Inc	709,682
62,434		Washington REIT	1,582,702
88,530		Weingarten Realty Investors	2,539,926
252,017		Welltower, Inc	19,528,797
483,152		Weyerhaeuser Co	12,677,908
22,948	*	Whitestone REIT	325,403
104,505		WP Carey, Inc	7,826,379
83,110		Xenia Hotels & Resorts, Inc	1,559,975
		TOTAL REAL ESTATE	750,496,479

RETAILING - 6.0%
15,888	*	1-800-FLOWERS.COM, Inc (Class A)	253,414
43,123		Aaron’s, Inc	2,158,737
48,761		Abercrombie & Fitch Co (Class A)	1,056,651
45,472		Advance Auto Parts, Inc	7,239,142
276,695	*	Amazon.com, Inc	475,563,997
103,945		American Eagle Outfitters, Inc	2,195,318
4,482	*	America’s Car-Mart, Inc	313,561
10,925	*	Asbury Automotive Group, Inc	771,851
83,824	*	Ascena Retail Group, Inc	205,369
25,965	*	At Home Group, Inc	572,269
49,168	*	Autonation, Inc	1,905,260
16,733	*	AutoZone, Inc	14,178,540
22,973	*	Barnes & Noble Education, Inc	131,406
42,052		Barnes & Noble, Inc	253,574
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

86,549		Bed Bath & Beyond, Inc	$1,306,024
160,926		Best Buy Co, Inc	9,533,256
14,002	e	Big 5 Sporting Goods Corp	48,167
25,783		Big Lots, Inc	813,196
46,126	*	BJ’s Wholesale Club Holdings, Inc	1,213,575
32,329	*	Booking Holdings, Inc	59,252,914
32,807	*	Boot Barn Holdings, Inc	768,668
20,052	e	Buckle, Inc	348,303
43,906	*	Burlington Stores, Inc	7,539,099
42,483		Caleres, Inc	1,267,693
59,924	e	Camping World Holdings, Inc	849,722
117,481	*	CarMax, Inc	6,905,533
28,331	*,e	Carvana Co	1,052,497
14,638		Cato Corp (Class A)	217,374
90,009		Chico’s FAS, Inc	522,052
10,893		Children’s Place Retail Stores, Inc	1,054,007
9,236		Citi Trends, Inc	189,246
14,808	*	Conn’s, Inc	310,080
9,713	*	Container Store Group, Inc	69,545
30,828		Core-Mark Holding Co, Inc	859,485
49,667		Dick’s Sporting Goods, Inc	1,753,742
8,843	e	Dillard’s, Inc (Class A)	590,624
180,896		Dollar General Corp	20,880,825
157,410	*	Dollar Tree, Inc	15,242,010
45,022		DSW, Inc (Class A)	1,226,849
5,673	*,e	Duluth Holdings, Inc	135,471
622,500	*	eBay, Inc	20,947,125
82,184	*	Etsy, Inc	4,491,356
83,174		Expedia, Inc	9,918,500
140,131	*	Express Parent LLC	742,694
38,459	*	Five Below, Inc	4,758,532
47,306	*	Floor & Decor Holdings, Inc	1,622,123
81,537		Foot Locker, Inc	4,557,103
6,374	*,e	Funko, Inc	110,589
4,919	*,e	Gaia, Inc	57,847
64,186	e	GameStop Corp (Class A)	727,869
142,651		Gap, Inc	3,629,041
16,380	*	Genesco, Inc	740,048
100,382		Genuine Parts Co	10,020,131
55,208	*,e	GNC Holdings, Inc	168,384
21,392		Group 1 Automotive, Inc	1,305,554
271,727	*	Groupon, Inc	1,024,411
62,706	*	GrubHub, Inc	5,041,562
34,631		Guess?, Inc	675,651
9,919		Haverty Furniture Cos, Inc	202,050
15,548	*	Hibbett Sports, Inc	254,054
786,511		Home Depot, Inc	144,348,364
21,193	*	Hudson Ltd	272,966
8,559	*	J. Jill, Inc	50,926
555,733	*,e	JC Penney Co, Inc	733,568
9,351	*	Kirkland’s, Inc	95,567
106,848		Kohl’s Corp	7,339,389
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

156,181		L Brands, Inc	$4,348,079
8,312	*	Lands’ End, Inc	148,785
6,857	*	Leaf Group Ltd	52,662
34,146	*	Liberty Expedia Holdings, Inc	1,399,645
10,204	*	Liquidity Services, Inc	85,407
14,730		Lithia Motors, Inc (Class A)	1,310,234
215,970	*	LKQ Corp	5,662,733
555,230		Lowe’s Companies, Inc	53,390,917
64,637	*,e	Lumber Liquidators, Inc	776,937
203,762		Macy’s, Inc	5,358,941
15,024	*	MarineMax, Inc	267,127
67,268	*,e	Michaels Cos, Inc	932,334
18,048		Monro Muffler, Inc	1,293,320
19,492	*	Murphy USA, Inc	1,433,637
37,310	*	National Vision Holdings, Inc	1,184,966
77,380		Nordstrom, Inc	3,591,206
17,066		Nutri/System, Inc	740,835
347,385		Office Depot, Inc	1,024,786
35,943	*	Ollie’s Bargain Outlet Holdings, Inc	2,809,664
52,781	*	O’Reilly Automotive, Inc	18,191,499
16,960	*,e	Overstock.com, Inc	294,256
76,470	*,e	Party City Holdco, Inc	844,229
23,554		Penske Auto Group, Inc	1,104,212
11,452	e	PetMed Express, Inc	271,183
26,514		Pool Corp	3,974,714
52,342	*	Quotient Technology, Inc	523,420
279,428	*	Qurate Retail Group, Inc QVC Group	6,077,559
26,745	*	Rent-A-Center, Inc	468,038
15,814	*,e	RH	2,148,648
244,588		Ross Stores, Inc	22,531,447
74,929	*	Sally Beauty Holdings, Inc	1,290,277
8,376	e	Shoe Carnival, Inc	308,907
20,933	*	Shutterfly, Inc	962,081
21,178		Shutterstock, Inc	847,332
38,052		Signet Jewelers Ltd	926,947
23,483	*	Sleep Number Corp	845,388
15,333		Sonic Automotive, Inc (Class A)	234,595
23,407	*	Sportsman’s Warehouse Holdings, Inc	120,312
11,411	*	Stamps.com, Inc	2,123,359
29,488		Tailored Brands, Inc	372,433
352,915		Target Corp	25,762,795
82,690		Tiffany & Co	7,337,084
21,738		Tile Shop Holdings, Inc	164,991
9,156		Tilly’s, Inc	110,879
836,006		TJX Companies, Inc	41,574,578
79,813		Tractor Supply Co	6,816,030
38,437	*	Ulta Beauty, Inc	11,220,529
50,531	*	Urban Outfitters, Inc	1,632,151
39,670	*,e	Wayfair, Inc	4,342,278
2,435		Weyco Group, Inc	65,428
49,891	e	Williams-Sonoma, Inc	2,715,567
1,299		Winmark Corp	200,241
17,443	*	Zumiez, Inc	443,227
		TOTAL RETAILING	1,117,243,279
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
16,936	*	Acacia Communications, Inc	$736,885
30,553	*	Advanced Energy Industries, Inc	1,567,063
649,183	*	Advanced Micro Devices, Inc	15,846,557
9,141	*	Alpha & Omega Semiconductor Ltd	108,869
18,560	*,e	Ambarella, Inc	705,280
59,444	*	Amkor Technology, Inc	475,552
251,619		Analog Devices, Inc	24,875,054
665,456		Applied Materials, Inc	26,006,020
15,750	*	Aquantia Corp	138,757
17,700	*	Axcelis Technologies, Inc	368,691
23,342	*	AXT, Inc	95,936
280,355		Broadcom, Inc	75,205,229
56,349		Brooks Automation, Inc	1,754,144
18,527		Cabot Microelectronics Corp	1,887,716
12,815	*	Ceva, Inc	364,459
37,057	*	Cirrus Logic, Inc	1,376,668
22,179		Cohu, Inc	389,020
68,378	*	Cree, Inc	3,448,302
221,843		Cypress Semiconductor Corp	3,076,962
22,673	*	Diodes, Inc	762,493
86,564		Entegris, Inc	2,860,940
61,203	*	First Solar, Inc	3,096,260
40,922	*	Formfactor, Inc	614,648
16,831	*,e	Ichor Holdings Ltd	346,214
10,555	*,e	Impinj, Inc	161,703
39,278	*	Inphi Corp	1,549,124
92,852	*	Integrated Device Technology, Inc	4,535,820
3,116,800		Intel Corp	146,863,616
107,532		Kla-Tencor Corp	11,459,685
34,341	*,e	Kopin Corp	47,391
105,435		Lam Research Corp	17,879,667
76,242	*	Lattice Semiconductor Corp	594,688
45,361	*	MA-COM Technology Solutions	817,859
364,120		Marvell Technology Group Ltd	6,747,144
186,383		Maxim Integrated Products, Inc	10,115,005
66,980	*	MaxLinear, Inc	1,314,148
151,430	e	Microchip Technology, Inc	12,170,429
764,667	*	Micron Technology, Inc	29,225,573
35,526		MKS Instruments, Inc	2,899,987
29,070		Monolithic Power Systems, Inc	3,679,099
14,183	*	Nanometrics, Inc	433,858
21,044	*	NeoPhotonics Corp Ltd	151,938
2,727		NVE Corp	259,856
394,502		NVIDIA Corp	56,709,662
228,419		NXP Semiconductors NV	19,879,306
262,147	*	ON Semiconductor Corp	5,253,426
15,059	*	PDF Solutions, Inc	158,270
38,535	*	Photronics, Inc	411,939
24,260		Power Integrations, Inc	1,601,160
85,195	*	Qorvo, Inc	5,568,345
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

826,590		QUALCOMM, Inc	$40,932,737
61,082	*	Rambus, Inc	550,960
42,611	*	Rudolph Technologies, Inc	925,511
41,605	*	Semtech Corp	2,020,339
32,357	*	Silicon Laboratories, Inc	2,475,310
120,207		Skyworks Solutions, Inc	8,779,919
12,865	*	SMART Global Holdings, Inc	319,181
38,260	*,e	SunPower Corp	222,291
114,278		Teradyne, Inc	4,112,865
655,586		Texas Instruments, Inc	66,004,398
25,939	*	Ultra Clean Holdings	307,637
31,041	e	Universal Display Corp	3,222,987
26,815	*	Veeco Instruments, Inc	263,055
75,196		Versum Materials, Inc	2,764,957
170,538		Xilinx, Inc	19,090,024
27,806		Xperi Corp	595,883
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	659,184,471

SOFTWARE & SERVICES - 11.0%
33,444	*	2U, Inc	1,901,291
76,541	*	8x8, Inc	1,347,887
40,700	*	A10 Networks, Inc	276,353
441,742		Accenture plc	67,829,484
84,722	*	ACI Worldwide, Inc	2,504,382
334,101	*	Adobe, Inc	82,796,910
104,178	*	Akamai Technologies, Inc	6,781,988
18,826	*	Alarm.com Holdings, Inc	1,184,720
30,887		Alliance Data Systems Corp	5,485,222
28,629	*	Altair Engineering, Inc	927,007
17,421	*,e	Alteryx, Inc	1,239,504
14,309	*	Amber Road, Inc	124,631
102,488		Amdocs Ltd	5,727,029
14,904	*	American Software, Inc (Class A)	164,838
13,212	*	Anaplan, Inc	414,725
57,411	*	Ansys, Inc	9,435,498
9,050	*	Appfolio, Inc	572,955
49,808	*	Aspen Technology, Inc	4,812,947
68,678	*	Atlassian Corp plc	6,757,915
146,334	*	Autodesk, Inc	21,540,365
302,844		Automatic Data Processing, Inc	42,349,705
4,783	*	Avalara, Inc	190,698
64,333	*	Avaya Holdings Corp	1,087,871
25,085	*	Benefitfocus, Inc	1,403,506
98,423	*	Black Knight, Inc	4,841,427
29,398		Blackbaud, Inc	2,104,897
20,958	*	Blackline, Inc	997,182
94,144		Booz Allen Hamilton Holding Co	4,625,295
23,476	*	Bottomline Technologies, Inc	1,212,535
78,650	*	Box, Inc	1,645,358
13,536	*	Brightcove, Inc	108,559
79,040		Broadridge Financial Solutions, Inc	7,969,603
17,412	*	CACI International, Inc (Class A)	2,910,938
195,827	*	Cadence Design Systems, Inc	9,405,571
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,448	*	Carbon Black, Inc	$394,190
19,220	*	Carbonite, Inc	550,461
25,453	*	Cardtronics plc	689,013
8,563		Cass Information Systems, Inc	420,358
84,171		CDK Global, Inc	4,116,804
27,646	*,e	Ceridian HCM Holding, Inc	1,139,292
17,671	*	ChannelAdvisor Corp	189,963
75,672	*	Cision Ltd	938,333
90,690		Citrix Systems, Inc	9,299,353
140,706	*	Cloudera, Inc	1,899,531
401,619		Cognizant Technology Solutions Corp (Class A)	27,984,812
25,341	*	Commvault Systems, Inc	1,674,280
133,288	*	Conduent, Inc	1,699,422
41,169	*	Cornerstone OnDemand, Inc	2,360,630
32,899	*	Coupa Software, Inc	2,860,897
19,069		CSG Systems International, Inc	690,107
5,864	*,e	Digimarc Corp	114,289
47,235	*	DocuSign, Inc	2,335,771
7,269	*	Domo, Inc	196,263
191,130		DXC Technology Co	12,255,256
13,427	e	Ebix, Inc	766,950
5,684	*,e	Elastic NV	483,140
21,030	*	Ellie Mae, Inc	1,594,074
34,278	*	Endurance International Group Holdings, Inc	277,652
33,748	*	Envestnet, Inc	1,830,829
32,994	*	EPAM Systems, Inc	4,667,991
33,385	*	Euronet Worldwide, Inc	3,839,609
16,195	*	Everbridge, Inc	1,001,823
34,281	*	Everi Holdings, Inc	227,969
57,131		EVERTEC, Inc	1,580,815
8,619	*	Evo Payments, Inc	216,768
29,433	*	Exela Technologies, Inc	115,966
24,176	*	ExlService Holdings, Inc	1,390,120
20,093	*	Fair Isaac Corp	4,524,944
222,605		Fidelity National Information Services, Inc	23,268,901
116,894	*	FireEye, Inc	2,066,686
47,896	*	First American Corp	1,738,625
364,385	*	First Data Corp	8,982,090
272,479	*	Fiserv, Inc	22,596,683
34,525	*	Five9, Inc	1,765,263
60,882	*	FleetCor Technologies, Inc	12,286,596
36,158	*	ForeScout Technologies, Inc	1,102,819
95,945	*	Fortinet, Inc	7,346,509
57,763	*	Gartner, Inc	7,849,414
105,845		Genpact Ltd	3,157,356
107,813		Global Payments, Inc	12,105,244
108,536	*	GoDaddy, Inc	7,448,826
26,025	*,e	GTT Communications, Inc	666,240
49,174	*	Guidewire Software, Inc	4,262,402
15,357		Hackett Group, Inc	276,272
22,426	*	HubSpot, Inc	3,550,260
15,736	*	Information Services Group, Inc	64,990
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,196	*	Instructure, Inc	$758,818
11,058	*,e	Internap Corp	59,824
626,739		International Business Machines Corp	84,246,256
166,638		Intuit, Inc	35,963,813
28,379		j2 Global, Inc	2,132,966
51,746		Jack Henry & Associates, Inc	6,910,678
97,588		Leidos Holdings, Inc	5,660,104
74,415	*	Limelight Networks, Inc	232,175
32,150	*	Liveperson, Inc	754,561
55,670	*	LiveRamp Holdings, Inc	2,418,305
34,160		LogMeIn, Inc	3,177,563
51,717	*	Manhattan Associates, Inc	2,522,238
14,447		Mantech International Corp (Class A)	814,377
628,620		MasterCard, Inc (Class A)	132,720,541
44,074		MAXIMUS, Inc	3,090,910
5,170,896		Microsoft Corp	539,996,669
8,153	*	MicroStrategy, Inc (Class A)	1,034,534
37,414	*	MINDBODY, Inc	1,364,114
17,383	*	Mitek Systems, Inc	191,734
31,573	*	MobileIron, Inc	153,129
16,849	*	Model N, Inc	244,479
18,561	*	MoneyGram International, Inc	39,535
24,124		Monotype Imaging Holdings, Inc	400,458
27,386	*	New Relic, Inc	2,783,787
36,835		NIC, Inc	604,094
207,856	*	Nuance Communications, Inc	3,298,675
100,757	*	Nutanix, Inc	5,161,781
60,376	*	Okta, Inc	4,976,794
16,134	*	OneSpan, Inc	235,395
1,742,063		Oracle Corp	87,503,825
60,114	*	Palo Alto Networks, Inc	12,913,689
3,662	*	Park City Group, Inc	31,713
217,657		Paychex, Inc	15,410,116
32,953	*	Paycom Software, Inc	4,884,953
23,446	*	Paylocity Holding Corp	1,665,369
811,232	*	PayPal Holdings, Inc	72,004,952
30,123		Pegasystems, Inc	1,695,624
20,483	*	Perficient, Inc	522,521
115,944		Perspecta, Inc	2,324,677
13,444	*	Pluralsight, Inc	403,051
12,502		Presidio, Inc	199,157
28,372		Progress Software Corp	1,027,918
31,098	*	Proofpoint, Inc	3,167,953
20,975	*	PROS Holdings, Inc	725,735
78,080	*	PTC, Inc	6,620,403
22,429	*	Q2 Holdings, Inc	1,332,955
5,378		QAD, Inc (Class A)	226,736
20,782	*	Qualys, Inc	1,798,266
22,181	*	Rapid7, Inc	891,233
43,130	*	RealPage, Inc	2,405,360
120,573	*	Red Hat, Inc	21,442,702
47,466	*	RingCentral, Inc	4,387,757
183,807		Sabre Corp	4,223,885
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,569	*	SailPoint Technologies Holding, Inc	$1,215,345
489,901	*	salesforce.com, Inc	74,450,255
29,755		Science Applications International Corp	1,997,751
2,934	*,e	SecureWorks Corp	67,247
17,642	*	SendGrid, Inc	954,079
120,576	*	ServiceNow, Inc	26,529,132
42,610	*	ServiceSource International LLC	51,132
4,538	*,e	ShotSpotter, Inc	218,550
14,507	*	SolarWinds Corp	254,598
98,933	*	Splunk, Inc	12,350,796
15,071	*	SPS Commerce, Inc	1,336,195
194,757	*	Square, Inc	13,895,912
138,250		SS&C Technologies Holdings, Inc	7,118,493
14,772	e	Switch, Inc	123,198
22,488	*	Sykes Enterprises, Inc	619,994
433,525		Symantec Corp	9,112,696
100,842	*	Synopsys, Inc	9,413,601
49,404	*	Tableau Software, Inc	6,315,807
16,825	*	TeleNav, Inc	74,535
6,170	*	Tenable Holdings, Inc	170,786
85,362	*	Teradata Corp	3,788,366
68,861		TiVo Corp	766,423
122,825		Total System Services, Inc	11,006,348
24,689	*	Trade Desk, Inc	3,522,627
67,968		Travelport Worldwide Ltd	1,064,379
7,628		TTEC Holdings, Inc	255,004
4,944	*,e	Tucows, Inc	363,977
51,747	*	Twilio, Inc	5,760,476
24,839	*	Tyler Technologies, Inc	4,699,290
20,442	*	Ultimate Software Group, Inc	5,582,097
31,505	*	Unisys Corp	412,085
9,654	*	Upland Software, Inc	301,591
17,050	*	Varonis Systems, Inc	1,007,314
47,704	*	Verint Systems, Inc	2,307,442
70,211	*	VeriSign, Inc	11,884,616
1,559	*,e	Veritone, Inc	8,309
29,371	*,e	VirnetX Holding Corp	149,792
15,336	*	Virtusa Corp	744,103
1,206,409		Visa, Inc (Class A)	162,877,279
46,393		VMware, Inc (Class A)	7,008,591
312,197		Western Union Co	5,697,595
25,496	*	WEX, Inc	4,113,270
96,497	*	Workday, Inc	17,517,100
29,314	*	Workiva, Inc	1,228,257
204,434	*	Worldpay, Inc	17,066,150
50,173	*	Yext, Inc	782,197
72,298	*	Zendesk, Inc	4,882,284
22,508	*	Zix Corp	160,257
50,740	*	Zscaler, Inc	2,454,294
		TOTAL SOFTWARE & SERVICES	2,050,982,119
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
92,051	*	3D Systems Corp	$1,174,571
27,636		Adtran, Inc	402,933
25,139	*	Aerohive Networks, Inc	96,031
5,425	*	Agilysys, Inc	96,023
199,190		Amphenol Corp (Class A)	17,512,785
16,589	*	Anixter International, Inc	1,007,118
3,236,677		Apple, Inc	538,712,520
28,619	*,e	Applied Optoelectronics, Inc	497,398
37,666	*	Arista Networks, Inc	8,089,904
35,950	*	Arlo Technologies, Inc	258,481
107,205	*	ARRIS International plc	3,365,165
60,939	*	Arrow Electronics, Inc	4,628,317
22,479	*	Avid Technology, Inc	107,000
71,222		Avnet, Inc	2,934,346
37,633		AVX Corp	667,986
24,060		Badger Meter, Inc	1,270,127
5,805		Bel Fuse, Inc (Class B)	133,979
23,710		Belden CDT, Inc	1,271,093
47,299		Benchmark Electronics, Inc	1,202,341
21,160	*	CalAmp Corp	304,916
29,260	*	Calix, Inc	318,349
33,788	*	Casa Systems, Inc	393,292
101,315		CDW Corp	8,436,500
97,225	*	Ciena Corp	3,703,300
3,099,409		Cisco Systems, Inc	146,571,051
4,561	*	Clearfield, Inc	53,683
115,009		Cognex Corp	5,232,910
14,195	*	Coherent, Inc	1,677,849
122,253	*	CommScope Holding Co, Inc	2,556,310
13,332		Comtech Telecommunications Corp	332,900
13,838	*	Control4 Corp	274,961
535,018		Corning, Inc	17,794,699
22,839	*	Cray, Inc	501,088
19,009		CTS Corp	539,285
19,750		Daktronics, Inc	148,718
109,862	*	Dell Technologies, Inc	5,338,195
188,647		Diebold, Inc	801,750
10,072	*	Digi International, Inc	119,454
43,923		Dolby Laboratories, Inc (Class A)	2,838,744
11,797	*,e	Eastman Kodak Co	34,329
30,498	*	EchoStar Corp (Class A)	1,249,808
21,069	*	Electro Scientific Industries, Inc	632,070
26,334	*	Electronics for Imaging, Inc	695,481
7,496	*	ePlus, Inc	593,833
75,046	*	Extreme Networks, Inc	567,348
42,152	*	F5 Networks, Inc	6,784,364
22,258	*	Fabrinet	1,265,145
9,437	*	FARO Technologies, Inc	401,261
88,061	*	Finisar Corp	2,006,030
203,198	*	Fitbit, Inc	1,253,732
89,130		Flir Systems, Inc	4,356,674
46,648	*	Harmonic, Inc	246,768
1,011,650		Hewlett Packard Enterprise Co	15,771,624
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,093,445		HP, Inc	$24,088,593
46,524	*	II-VI, Inc	1,766,051
19,344	*	Immersion Corp	183,575
208,469	*,e	Infinera Corp	917,264
20,624	*	Insight Enterprises, Inc	947,054
27,167		InterDigital, Inc	1,978,029
23,238	*	IPG Photonics Corp	3,090,654
13,759	*	Iteris, Inc	52,972
19,770	*	Itron, Inc	1,080,035
99,082		Jabil Circuit, Inc	2,640,535
219,254		Juniper Networks, Inc	5,687,449
32,515		Kemet Corp	576,166
127,678	*	Keysight Technologies, Inc	9,450,726
14,394	*	Kimball Electronics, Inc	232,751
49,539	*	Knowles Corp	772,808
5,791	*	KVH Industries, Inc	64,743
14,714		Littelfuse, Inc	2,585,544
47,743	*	Lumentum Holdings, Inc	2,335,110
15,617	*,e	Maxwell Technologies, Inc	46,539
1,906		Mesa Laboratories, Inc	431,766
20,788		Methode Electronics, Inc	535,291
108,984		Motorola, Inc	12,741,319
9,718		MTS Systems Corp	486,483
5,930	*	Napco Security Technologies, Inc	93,160
74,233		National Instruments Corp	3,282,583
84,339	*	NCR Corp	2,256,068
176,129		NetApp, Inc	11,231,746
18,154	*	Netgear, Inc	719,080
49,960	*	Netscout Systems, Inc	1,295,463
12,070	*	nLight, Inc	235,969
26,217	*	Novanta, Inc	1,826,801
9,709	*	OSI Systems, Inc	870,800
8,426	*	PAR Technology Corp	210,060
17,810		Park Electrochemical Corp	405,712
5,105		PC Connection, Inc	169,129
19,541		Plantronics, Inc	757,995
26,786	*	Plexus Corp	1,503,230
102,101	*	Pure Storage, Inc	1,828,629
20,813	*	Quantenna Communications, Inc	310,946
26,337	*	Ribbon Communications, Inc	146,960
14,957	*	Rogers Corp	1,898,193
43,947	*	Sanmina Corp	1,372,025
14,787	*	Scansource, Inc	566,490
29,338	*	Stratasys Ltd	748,999
20,244	*	Synaptics, Inc	805,711
25,045		SYNNEX Corp	2,423,354
23,188	*	Tech Data Corp	2,217,468
163,308	*	Trimble Navigation Ltd	6,150,179
52,051	*	TTM Technologies, Inc	597,545
12,448	e	Ubiquiti Networks, Inc	1,346,998
26,214	*	USA Technologies, Inc	154,925
39,316	*,e	Viasat, Inc	2,464,720
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,207	*	Viavi Solutions, Inc	$1,992,782
80,519		Vishay Intertechnology, Inc	1,570,121
6,505	*	Vishay Precision Group, Inc	217,462
197,265		Western Digital Corp	8,874,952
149,088		Xerox Corp	4,205,772
36,541	*	Zebra Technologies Corp (Class A)	6,343,518
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	961,011,541

TELECOMMUNICATION SERVICES - 1.9%
4,943,403		AT&T, Inc	148,598,694
5,617		ATN International, Inc	418,916
47,700	*	Boingo Wireless, Inc	1,150,524
653,110		CenturyLink, Inc	10,005,645
31,358	*	Cincinnati Bell, Inc	261,526
27,208		Cogent Communications Group, Inc	1,318,228
38,093	e	Consolidated Communications Holdings, Inc	406,833
66,952	*,e	Frontier Communications Corp	133,904
45,025	*,e	Gogo, Inc	185,953
52,496	*	Intelsat S.A.	1,277,228
80,615	*	Iridium Communications, Inc	1,562,319
57,099	*,e	NII Holdings, Inc	276,930
9,912	*	Ooma, Inc	149,770
50,663	*	Orbcomm, Inc	412,397
5,260	*	pdvWireless, Inc	212,188
26,204		Shenandoah Telecom Co	1,248,096
13,824		Spok Holdings, Inc	191,324
402,004	*	Sprint Corp	2,508,505
72,628		Telephone & Data Systems, Inc	2,630,586
205,988	*	T-Mobile US, Inc	14,340,885
8,691	*	US Cellular Corp	500,428
2,818,481		Verizon Communications, Inc	155,185,564
194,410	*	Vonage Holdings Corp	1,771,075
140,017	*	Zayo Group Holdings, Inc	3,843,467
		TOTAL TELECOMMUNICATION SERVICES	348,590,985

TRANSPORTATION - 2.0%
33,348	*	Air Transport Services Group, Inc	792,015
80,158		Alaska Air Group, Inc	5,126,104
12,997		Allegiant Travel Co	1,689,610
5,941		Amerco, Inc	2,154,563
264,789		American Airlines Group, Inc	9,471,503
19,628		Arkansas Best Corp	738,405
13,242	*	Atlas Air Worldwide Holdings, Inc	704,739
43,060	*	Avis Budget Group, Inc	1,147,118
94,450		CH Robinson Worldwide, Inc	8,195,427
26,011		Copa Holdings S.A. (Class A)	2,467,143
32,803		Costamare, Inc	166,639
7,137	*	Covenant Transportation Group, Inc	168,291
545,429		CSX Corp	35,834,685
14,049	*	Daseke, Inc	58,584
425,149		Delta Air Lines, Inc	21,015,115
22,066	*	Eagle Bulk Shipping, Inc	90,691
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,234	*	Echo Global Logistics, Inc	$361,960
120,860		Expeditors International of Washington, Inc	8,375,598
165,660		FedEx Corp	29,416,246
16,557		Forward Air Corp	969,081
5,547	*	Genco Shipping & Trading Ltd	40,881
41,770	*	Genesee & Wyoming, Inc (Class A)	3,279,780
30,733		Hawaiian Holdings, Inc	984,071
32,998		Heartland Express, Inc	660,290
37,917	*,e	Hertz Global Holdings, Inc	629,043
18,642	*	Hub Group, Inc (Class A)	829,755
59,730		JB Hunt Transport Services, Inc	6,393,499
224,244	*	JetBlue Airways Corp	4,034,150
65,797		Kansas City Southern Industries, Inc	6,958,033
37,362	*	Kirby Corp	2,798,787
83,181		Knight-Swift Transportation Holdings, Inc	2,640,997
25,429		Landstar System, Inc	2,583,078
45,827		Macquarie Infrastructure Co LLC	1,978,352
21,744		Marten Transport Ltd	420,746
38,795		Matson, Inc	1,300,021
185,331		Norfolk Southern Corp	31,087,422
44,310		Old Dominion Freight Line	6,023,058
4,793		Park-Ohio Holdings Corp	155,677
26,098	*	Radiant Logistics, Inc	128,924
41,932		Ryder System, Inc	2,428,282
33,901	*	Safe Bulkers, Inc	52,547
23,550	*	Saia, Inc	1,412,294
22,987		Schneider National, Inc	488,244
34,522		Scorpio Bulkers, Inc	156,039
31,683		Skywest, Inc	1,614,249
354,602		Southwest Airlines Co	20,127,210
49,971	*	Spirit Airlines, Inc	2,939,294
505,229		Union Pacific Corp	80,366,777
168,204	*	United Continental Holdings, Inc	14,679,163
473,440		United Parcel Service, Inc (Class B)	49,900,576
2,477		Universal Truckload Services, Inc	50,481
10,589	*	US Xpress Enterprises, Inc	78,147
27,497		Werner Enterprises, Inc	905,201
80,402	*	XPO Logistics, Inc	4,886,834
29,117	*	YRC Worldwide, Inc	181,690
		TOTAL TRANSPORTATION	382,137,109

UTILITIES - 3.2%
425,946		AES Corp	6,981,255
36,048		Allete, Inc	2,773,533
150,985		Alliant Energy Corp	6,714,303
162,910		Ameren Corp	11,296,179
340,792		American Electric Power Co, Inc	26,963,463
29,906		American States Water Co	2,025,234
121,979		American Water Works Co, Inc	11,669,731
119,406		Aqua America, Inc	4,185,180
8,406	*	AquaVenture Holdings Ltd	176,778
4,175		Artesian Resources Corp	147,753
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

78,190	*,e	Atlantic Power Corp	$196,257
71,465		Atmos Energy Corp	6,977,128
46,455		Avangrid, Inc	2,316,711
52,011		Avista Corp	2,176,660
39,974		Black Hills Corp	2,713,835
11,214	*,e	Cadiz, Inc	115,504
38,876		California Water Service Group	1,925,139
329,966		Centerpoint Energy, Inc	10,202,549
9,211		Chesapeake Utilities Corp	834,240
19,052		Clearway Energy, Inc (Class A)	280,064
37,582		Clearway Energy, Inc (Class C)	567,112
182,929		CMS Energy Corp	9,537,918
7,251		Connecticut Water Service, Inc	491,908
211,562		Consolidated Edison, Inc	16,427,789
5,918		Consolidated Water Co, Inc	77,230
507,388		Dominion Resources, Inc	35,638,933
120,035		DTE Energy Co	14,134,121
490,305		Duke Energy Corp	43,038,973
213,992		Edison International	12,191,124
32,103		El Paso Electric Co	1,686,050
118,852		Entergy Corp	10,600,410
187,105		Evergy, Inc	10,724,859
216,595		Eversource Energy	15,033,859
665,144		Exelon Corp	31,767,277
328,400		FirstEnergy Corp	12,873,280
5,614		Global Water Resources, Inc	54,063
79,271		Hawaiian Electric Industries, Inc	2,948,088
35,770		Idacorp, Inc	3,487,575
150,466		MDU Resources Group, Inc	3,868,481
25,821		MGE Energy, Inc	1,660,548
9,879		Middlesex Water Co	555,200
56,119		National Fuel Gas Co	3,215,619
59,775		New Jersey Resources Corp	2,899,087
325,553		NextEra Energy, Inc	58,267,476
240,392		NiSource, Inc	6,557,894
24,233		Northwest Natural Holding Co	1,516,986
38,146		NorthWestern Corp	2,437,911
193,923		NRG Energy, Inc	7,933,390
131,468		OGE Energy Corp	5,383,615
37,812		ONE Gas, Inc	3,106,256
33,124		Ormat Technologies, Inc	1,911,586
27,175		Otter Tail Corp	1,316,629
45,604		Pattern Energy Group, Inc	970,453
253,928	*,b	PG&E Corp	3,301,064
73,230		Pinnacle West Capital Corp	6,453,028
57,247		PNM Resources, Inc	2,438,150
61,884		Portland General Electric Co	2,990,235
479,769		PPL Corp	15,026,365
342,905		Public Service Enterprise Group, Inc	18,705,468
8,678	*	Pure Cycle Corp	88,255
3,652	e	RGC Resources, Inc	102,731
185,364		Sempra Energy	21,683,881
17,630		SJW Corp	1,056,918
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

68,657		South Jersey Industries, Inc			$2,044,605
702,441		Southern Co			34,138,633
33,050		Southwest Gas Corp			2,588,476
7,128	e	Spark Energy, Inc			59,162
35,088		Spire, Inc			2,784,935
43,814		TerraForm Power, Inc			520,510
119,271		UGI Corp			6,802,025
11,971		Unitil Corp			627,999
57,194		Vectren Corp			4,139,702
276,044	*	Vistra Energy Corp			6,931,465
218,056		WEC Energy Group, Inc			15,924,630
342,021		Xcel Energy, Inc			17,908,220
7,032		York Water Co			231,353
		TOTAL UTILITIES			590,101,006

		TOTAL COMMON STOCKS			18,567,008,273
		(Cost $12,418,176,258)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
57,537	†	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

DIVERSIFIED FINANCIALS - 0.0%
267		Emergent Capital Inc			0
		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†	Forest Laboratories, Inc CVR			1,231
1,988	†	Omthera Pharmaceuticals, Inc			1,193
4,598		Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,700

		TOTAL RIGHTS / WARRANTS			2,700
		(Cost $276)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.2%
$40,000,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			40,000,000

TREASURY DEBT - 0.5%
27,715,000		United States Treasury Bill	2.317	02/12/19	27,695,351
45,895,000		United States Treasury Bill	2.338 - 2.343	02/19/19	45,841,050
23,380,000		United States Treasury Bill	2.313 - 2.343	02/21/19	23,349,505
2,380,000		United States Treasury Bill	2.359	03/28/19	2,371,369
		TOTAL TREASURY DEBT			99,257,275
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
120,231,108	c	State Street Navigator Securities Lending Government Money Market Portfolio	$120,231,108
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	120,231,108

		TOTAL SHORT-TERM INVESTMENTS	259,488,383
		(Cost $259,488,997)
		TOTAL INVESTMENTS - 101.0%	18,826,499,356
		(Cost $12,677,665,531)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(181,238,637)
		NET ASSETS - 100.0%	$18,645,260,719

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $116,714,612.

Futures contracts outstanding as of January 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	85	03/15/19	$6,282,482	$6,375,850	$93,368
S&P 500 E Mini Index	378	03/15/19	50,135,846	51,115,050	979,204
S&P Mid-Cap 400 E Mini Index	30	03/15/19	5,461,511	5,508,300	46,789
Total	493		$61,879,839	$62,999,200	$1,119,361
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
110,615		Aptiv plc	$8,752,965
22,243	*,e	Garrett Motion, Inc	355,221
86,877		Gentex Corp	1,840,055
3,219		Lear Corp	495,500
66,435	*	Tesla, Inc	20,396,874
21,734		Thor Industries, Inc	1,415,318
8,636	*	Visteon Corp	664,022
		TOTAL AUTOMOBILES & COMPONENTS	33,919,955

BANKS - 0.2%
5,163		BOK Financial Corp	429,097
4,603		Comerica, Inc	362,440
6,531		East West Bancorp, Inc	328,640
14,569		Pinnacle Financial Partners, Inc	783,375
17,176		Signature Bank	2,186,677
19,271	*	SVB Financial Group	4,497,466
24,905		Synovus Financial Corp	882,135
14,579	*	Texas Capital Bancshares, Inc	849,518
27,421	*	Western Alliance Bancorp	1,214,202
		TOTAL BANKS	11,533,550

CAPITAL GOODS - 8.3%
231,544		3M Co	46,378,263
66,394		A.O. Smith Corp	3,177,617
2,730		Air Lease Corp	103,576
38,563		Allegion plc	3,311,019
55,258		Allison Transmission Holdings, Inc	2,689,407
20,302		Ametek, Inc	1,480,016
21,885		Armstrong World Industries, Inc	1,489,055
260,437		Boeing Co	100,429,716
49,235		BWX Technologies, Inc	2,285,489
255,680		Caterpillar, Inc	34,046,349
26,812		Cummins, Inc	3,944,313
1,587		Curtiss-Wright Corp	180,156
157,016		Deere & Co	25,750,624
56,269		Donaldson Co, Inc	2,660,398
217,079		Emerson Electric Co	14,212,162
139,445		Fastenal Co	8,430,845
130,861		Fortive Corp	9,813,266
31,504		Fortune Brands Home & Security, Inc	1,427,131
23,951	*	Gardner Denver Holdings, Inc	590,871
57,006		General Dynamics Corp	9,757,717
80,547		Graco, Inc	3,490,101
57,282		Harris Corp	8,774,457
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,672	*	HD Supply Holdings, Inc	$1,076,684
19,684		HEICO Corp	1,663,298
38,354		HEICO Corp (Class A)	2,685,931
8,727		Hexcel Corp	590,905
225,414		Honeywell International, Inc	32,376,213
18,637		Hubbell, Inc	2,037,583
18,087		Huntington Ingalls	3,734,061
34,628		IDEX Corp	4,773,816
159,892		Illinois Tool Works, Inc	21,954,771
63,964		Ingersoll-Rand plc	6,398,959
16,265		Lennox International, Inc	3,729,239
31,283		Lincoln Electric Holdings, Inc	2,704,103
109,706		Lockheed Martin Corp	31,780,731
97,880		Masco Corp	3,172,291
16,100	*	Middleby Corp	1,893,682
10,031		MSC Industrial Direct Co (Class A)	837,488
25,731		Nordson Corp	3,335,767
78,160		Northrop Grumman Corp	21,536,988
11,056		Parker-Hannifin Corp	1,822,139
21,023		Quanta Services, Inc	742,953
139,269		Raytheon Co	22,945,960
37,493	*	Resideo Technologies, Inc	822,221
58,838		Rockwell Automation, Inc	9,974,218
8,728		Roper Industries, Inc	2,472,293
42,702	*	Sensata Technologies Holding plc	2,028,345
51,349		Spirit Aerosystems Holdings, Inc (Class A)	4,282,507
19,820		Textron, Inc	1,055,019
51,601		Toro Co	3,070,259
23,525		TransDigm Group, Inc	9,198,275
39,891	*	United Rentals, Inc	4,996,747
8,000	*	Univar, Inc	166,640
21,963		W.W. Grainger, Inc	6,487,651
24,753	*	WABCO Holdings, Inc	2,827,535
14,317	e	Wabtec Corp	990,164
13,075		Watsco, Inc	1,928,301
65,714	*	Welbilt, Inc	921,310
49,064		Xylem, Inc	3,496,301
		TOTAL CAPITAL GOODS	510,933,896

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
42,077		Cintas Corp	7,889,858
96,784	*	Copart, Inc	4,900,174
16,998	*	CoStar Group, Inc	6,641,799
8,506		Dun & Bradstreet Corp	1,231,158
16,707		Equifax, Inc	1,787,983
59,248		KAR Auction Services, Inc	3,081,489
6,617		Republic Services, Inc	507,590
58,341		Robert Half International, Inc	3,758,911
71,070		Rollins, Inc	2,646,647
89,855		TransUnion	5,464,981
77,203	*	Verisk Analytics, Inc	9,064,404
176,306		Waste Management, Inc	16,867,195
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	63,842,189
200

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.6%
3,893		Brunswick Corp	$195,896
35,612	*	Capri Holdings Ltd	1,512,798
21,676		Carter’s, Inc	1,796,940
1,756		Columbia Sportswear Co	156,618
98,375		DR Horton, Inc	3,782,519
177,511		Hanesbrands, Inc	2,660,890
43,024		Hasbro, Inc	3,896,253
8,934		Lennar Corp (B Shares)	340,564
70,274		Lennar Corp (Class A)	3,332,393
46,816	*	Lululemon Athletica, Inc	6,919,873
42,571	*	Mattel, Inc	504,041
608,804		Nike, Inc (Class B)	49,848,871
1,505	*	NVR, Inc	4,003,300
28,925		Polaris Industries, Inc	2,426,229
41,055		Pulte Homes, Inc	1,141,739
30,946	*	Skechers U.S.A., Inc (Class A)	840,803
26,287		Tapestry, Inc	1,017,570
21,448	*	Tempur Sealy International, Inc	1,137,173
34,957		Toll Brothers, Inc	1,291,311
71,506	*	Under Armour, Inc	1,354,324
69,480	*	Under Armour, Inc (Class A)	1,441,015
120,688		VF Corp	10,158,309
		TOTAL CONSUMER DURABLES & APPAREL	99,759,429

CONSUMER SERVICES - 2.3%
24,055	*	Bright Horizons Family Solutions	2,785,328
11,972	*	Chipotle Mexican Grill, Inc (Class A)	6,340,491
16,508		Choice Hotels International, Inc	1,306,773
30,542		Darden Restaurants, Inc	3,204,772
20,286		Domino’s Pizza, Inc	5,755,747
39,181		Dunkin Brands Group, Inc	2,679,589
55,072		Extended Stay America, Inc	941,731
32,654	*	frontdoor, Inc	970,477
23,726	*	Grand Canyon Education, Inc	2,205,094
21,653		H&R Block, Inc	510,794
44,767	*	Hilton Grand Vacations, Inc	1,358,231
134,930		Hilton Worldwide Holdings, Inc	10,049,586
2,553		International Game Technology plc	41,767
103,365		Las Vegas Sands Corp	6,032,381
139,241		Marriott International, Inc (Class A)	15,947,272
73,938		McDonald’s Corp	13,218,636
22,905		MGM Resorts International	674,323
38,462		Service Corp International	1,650,789
65,308	*	ServiceMaster Global Holdings, Inc	2,546,359
35,940		Six Flags Entertainment Corp	2,213,545
587,839		Starbucks Corp	40,055,349
19,214		Vail Resorts, Inc	3,617,228
91,003		Wendy’s	1,576,172
46,009		Wyndham Hotels & Resorts, Inc	2,258,582
201

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,309		Wyndham Worldwide Corp	$1,951,461
50,272		Wynn Resorts Ltd	6,183,959
14,400		Yum China Holdings, Inc	524,880
43,515		Yum! Brands, Inc	4,089,540
		TOTAL CONSUMER SERVICES	140,690,856

DIVERSIFIED FINANCIALS - 3.2%
235,239		American Express Co	24,159,045
10,843		Ameriprise Financial, Inc	1,372,724
17,282		Capital One Financial Corp	1,392,756
50,306		CBOE Holdings, Inc	4,692,041
582,832		Charles Schwab Corp	27,259,053
20,176		CME Group, Inc	3,677,681
5,239	*	Credit Acceptance Corp	2,085,227
76,390		Discover Financial Services	5,155,561
27,659		E*TRADE Financial Corp	1,290,569
56,387		Eaton Vance Corp	2,172,027
18,590		Evercore Partners, Inc (Class A)	1,662,876
17,731		Factset Research Systems, Inc	3,876,529
31,664		Interactive Brokers Group, Inc (Class A)	1,595,866
141,055		IntercontinentalExchange Group, Inc	10,827,382
166,032		iShares Russell 1000 Growth Index Fund	23,661,220
53,683		Lazard Ltd (Class A)	2,136,047
40,897		LPL Financial Holdings, Inc	2,877,922
17,781		MarketAxess Holdings, Inc	3,818,825
80,595		Moody’s Corp	12,775,114
9,202		Morningstar, Inc	1,142,428
41,632		MSCI, Inc (Class A)	7,088,681
28,914		Northern Trust Corp	2,557,732
2,509	*	OneMain Holdings, Inc	74,994
17,927		Raymond James Financial, Inc	1,443,124
121,865		S&P Global, Inc	23,355,427
6,899		Santander Consumer USA Holdings, Inc	131,495
64,918		SEI Investments Co	3,086,202
10,576		State Street Corp	749,838
128,132		Synchrony Financial	3,849,085
106,944		T Rowe Price Group, Inc	9,994,986
136,653		TD Ameritrade Holding Corp	7,645,735
24,628		Virtu Financial, Inc	629,245
4,389		Voya Financial, Inc	203,781
		TOTAL DIVERSIFIED FINANCIALS	198,441,218

ENERGY - 0.8%
82,146		Anadarko Petroleum Corp	3,887,970
72,796	*	Antero Resources Corp	732,328
12,320		Apache Corp	404,342
160,654		Cabot Oil & Gas Corp	4,008,317
76,354	*	Cheniere Energy, Inc	5,012,640
7,366		Cimarex Energy Co	554,955
11,754	*	Concho Resources, Inc	1,408,599
19,748	*	Continental Resources, Inc	911,765
11,882		Diamondback Energy, Inc	1,225,272
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,281		EOG Resources, Inc	$3,003,875
422,017		Halliburton Co	13,234,453
58,328	*	Kosmos Energy Ltd	299,223
40,150	*	Newfield Exploration Co	733,942
80,659		ONEOK, Inc	5,179,114
89,675	*	Parsley Energy, Inc	1,666,162
44,374		Pioneer Natural Resources Co	6,315,308
9,226	e	RPC, Inc	99,549
		TOTAL ENERGY	48,677,814

FOOD & STAPLES RETAILING - 1.0%
211,865		Costco Wholesale Corp	45,472,585
66,984	*	Sprouts Farmers Market, Inc	1,606,276
231,744		Sysco Corp	14,796,854
5,883	*	US Foods Holding Corp	198,375
		TOTAL FOOD & STAPLES RETAILING	62,074,090

FOOD, BEVERAGE & TOBACCO - 3.8%
919,790		Altria Group, Inc	45,391,637
25,439		Brown-Forman Corp	1,196,396
137,407		Brown-Forman Corp (Class B)	6,492,481
61,902		Campbell Soup Co	2,193,188
1,444,416		Coca-Cola Co	69,519,742
75,512		Constellation Brands, Inc (Class A)	13,113,414
14,009		General Mills, Inc	622,560
62,270		Hershey Co	6,606,847
60,332		Kellogg Co	3,560,191
84,767		Keurig Dr Pepper, Inc	2,307,358
3,264		McCormick & Co, Inc	403,561
194,567	*	Monster Beverage Corp	11,137,015
610,911		PepsiCo, Inc	68,831,342
17,513	*	Post Holdings, Inc	1,625,556
		TOTAL FOOD, BEVERAGE & TOBACCO	233,001,288

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
21,036	*	Abiomed, Inc	7,385,109
38,277	*	Align Technology, Inc	9,529,059
76,288		AmerisourceBergen Corp	6,360,131
19,506	*	athenahealth, Inc	2,628,238
28,596		Baxter International, Inc	2,072,924
11,934		Becton Dickinson & Co	2,977,056
515,242	*	Boston Scientific Corp	19,656,482
19,358		Cantel Medical Corp	1,576,128
87,026	*	Centene Corp	11,362,985
68,710	*	Cerner Corp	3,772,866
7,223		Chemed Corp	2,152,021
50,963		Cigna Corp	10,182,917
3,561		Cooper Cos, Inc	992,664
46,665		CVS Health Corp	3,058,891
32,629	*	DaVita, Inc	1,831,466
42,776	*	DexCom, Inc	6,032,699
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

101,678	*	Edwards Lifesciences Corp	$17,327,965
47,201		Encompass Health Corp	3,154,915
94,320		HCA Holdings, Inc	13,151,038
10,436	*	Henry Schein, Inc	810,877
19,864		Hill-Rom Holdings, Inc	1,986,797
63,416		Humana, Inc	19,594,910
7,216	*	ICU Medical, Inc	1,795,341
41,183	*	IDEXX Laboratories, Inc	8,762,919
28,949	*	Insulet Corp	2,350,369
25,949	*	Integra LifeSciences Holdings Corp	1,228,945
54,711	*	Intuitive Surgical, Inc	28,648,868
2,787	*	Laboratory Corp of America Holdings	388,368
22,512	*	Masimo Corp	2,800,268
11,840		McKesson Corp	1,518,480
25,212	*	Molina Healthcare, Inc	3,352,692
15,526	*	Penumbra, Inc	2,259,188
11,888	*	Premier, Inc	473,024
68,238		Resmed, Inc	6,494,210
166,618		Stryker Corp	29,586,358
4,029		Teleflex, Inc	1,101,932
465,220		UnitedHealth Group, Inc	125,702,444
44,049	*	Varian Medical Systems, Inc	5,815,789
59,053	*	Veeva Systems, Inc	6,440,320
22,480	*	WellCare Health Plans, Inc	6,215,270
7,818		West Pharmaceutical Services, Inc	846,455
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	383,379,378

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
99,359		Church & Dwight Co, Inc	6,419,585
53,614		Clorox Co	7,955,245
78,634		Colgate-Palmolive Co	5,086,047
15,696		Energizer Holdings, Inc	743,990
103,860		Estee Lauder Cos (Class A)	14,168,581
9,566	*	Herbalife Ltd	571,090
146,226		Kimberly-Clark Corp	16,286,652
8,330		Nu Skin Enterprises, Inc (Class A)	546,865
10,903		Spectrum Brands Holdings, Inc	609,260
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,387,315

INSURANCE - 1.4%
783		Alleghany Corp	494,511
59,987		American International Group, Inc	2,593,238
117,130		Aon plc	18,299,220
28,628	*	Arch Capital Group Ltd	840,232
4,123		Axis Capital Holdings Ltd	220,787
119,652	*	Berkshire Hathaway, Inc (Class B)	24,593,272
6,060		Brown & Brown, Inc	164,590
10,136		Erie Indemnity Co (Class A)	1,483,708
7,501		Everest Re Group Ltd	1,643,094
550	*	Markel Corp	579,430
114,534		Marsh & McLennan Cos, Inc	10,100,753
280,845		Progressive Corp	18,898,060
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,769		RenaissanceRe Holdings Ltd	$382,205
24,394		Travelers Cos, Inc	3,062,423
		TOTAL INSURANCE	83,355,523

MATERIALS - 1.8%
42,374		Avery Dennison Corp	4,425,964
39,797	*	Axalta Coating Systems Ltd	1,019,599
34,562	*	Berry Plastics Group, Inc	1,702,179
41,493		Celanese Corp (Series A)	3,973,370
84,560		Chemours Co	3,023,020
63,530	*	Crown Holdings, Inc	3,240,030
20,588		Eagle Materials, Inc	1,461,748
55,824		Ecolab, Inc	8,829,682
48,886	*	Element Solutions Inc	549,479
27,486		FMC Corp	2,193,383
24,340		Graphic Packaging Holding Co	293,784
23,122		International Flavors & Fragrances, Inc	3,278,237
21,673		International Paper Co	1,027,950
157,990		Linde plc	25,753,950
74,328		LyondellBasell Industries AF S.C.A	6,464,306
27,615		Martin Marietta Materials, Inc	4,879,018
3,735		NewMarket Corp	1,498,071
44,620		Packaging Corp of America	4,208,558
7,506		PPG Industries, Inc	791,433
14,759		Royal Gold, Inc	1,289,494
12,338		RPM International, Inc	705,240
9,154		Scotts Miracle-Gro Co (Class A)	680,600
44,581		Sealed Air Corp	1,760,950
40,208		Sherwin-Williams Co	16,948,476
17,559		Silgan Holdings, Inc	484,980
37,878		Southern Copper Corp (NY)	1,273,458
16,974		Steel Dynamics, Inc	621,079
59,116		Vulcan Materials Co	6,009,141
15,546		Westlake Chemical Corp	1,148,849
22,866		WR Grace and Co	1,623,715
		TOTAL MATERIALS	111,159,743

MEDIA & ENTERTAINMENT - 12.3%
365,191		Activision Blizzard, Inc	17,251,623
145,263	*	Alphabet, Inc (Class A)	163,550,159
148,061	*	Alphabet, Inc (Class C)	165,290,859
22,093	*	AMC Networks, Inc	1,390,533
2,023		Cable One, Inc	1,789,020
159,505		CBS Corp (Class B)	7,889,117
59,744	*	Charter Communications, Inc	19,778,251
143,816	*	Electronic Arts, Inc	13,265,588
1,156,179	*	Facebook, Inc	192,723,477
36,142	*	IAC/InterActiveCorp	7,636,082
18,139		Interpublic Group of Cos, Inc	412,662
1,663	e	Lions Gate Entertainment Corp (Class A)	30,549
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,246	e	Lions Gate Entertainment Corp (Class B)	$56,902
67,499	*	Live Nation, Inc	3,611,872
1,258	*	Madison Square Garden Co	349,598
27,573		Match Group, Inc	1,474,880
202,672	*	NetFlix, Inc	68,807,144
71,843		Omnicom Group, Inc	5,595,133
808,836	e	Sirius XM Holdings, Inc	4,715,514
32,168	*	Take-Two Interactive Software, Inc	3,395,332
52,375	*	TripAdvisor, Inc	3,005,278
348,567	*	Twitter, Inc	11,697,909
518,185		Walt Disney Co	57,787,991
20,676	*	Zillow Group, Inc	719,732
41,760	*	Zillow Group, Inc (Class C)	1,465,358
		TOTAL MEDIA & ENTERTAINMENT	753,690,563

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
736,740		AbbVie, Inc	59,152,855
25,272	*,e	Agios Pharmaceuticals, Inc	1,354,579
86,150	*	Alexion Pharmaceuticals, Inc	10,593,004
76,145	*	Alkermes plc	2,502,886
38,192	*	Alnylam Pharmaceuticals, Inc	3,190,178
290,658		Amgen, Inc	54,385,018
92,841	*	Biogen Idec, Inc	30,988,469
85,532	*	BioMarin Pharmaceutical, Inc	8,396,676
18,313		Bio-Techne Corp	3,194,886
18,209	*	Bluebird Bio, Inc	2,429,627
422,635		Bristol-Myers Squibb Co	20,865,490
21,477		Bruker BioSciences Corp	752,984
14,247	*	Catalent, Inc	526,142
341,675	*	Celgene Corp	30,224,571
15,688	*	Charles River Laboratories International, Inc	1,932,605
15,454	*,e	Elanco Animal Health, Inc	450,948
281,618		Eli Lilly & Co	33,754,734
58,227	*	Exact Sciences Corp	5,245,088
145,711	*	Exelixis, Inc	3,434,408
466,523		Gilead Sciences, Inc	32,661,275
71,178	*	Illumina, Inc	19,914,893
86,279	*	Incyte Corp	6,953,225
61,658	*	Ionis Pharmaceuticals, Inc	3,576,164
26,131	*	Jazz Pharmaceuticals plc	3,289,631
234,201		Johnson & Johnson	31,167,469
86,345		Merck & Co, Inc	6,426,658
11,800	*	Mettler-Toledo International, Inc	7,530,288
75,732	*	Nektar Therapeutics	3,206,493
42,865	*	Neurocrine Biosciences, Inc	3,781,550
28,351	*	PRA Health Sciences, Inc	3,004,355
38,821	*	Regeneron Pharmaceuticals, Inc	16,664,691
22,021	*	Sage Therapeutics, Inc	3,139,974
32,815	*	Sarepta Therapeutics, Inc	4,584,584
52,080	*	Seattle Genetics, Inc	3,980,474
11,818		Thermo Fisher Scientific, Inc	2,903,328
123,530	*	Vertex Pharmaceuticals, Inc	23,583,112
33,871	*	Waters Corp	7,831,653
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

235,511		Zoetis, Inc	$20,291,628
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	477,866,593

REAL ESTATE - 2.3%
3,724		Alexandria Real Estate Equities, Inc	490,488
212,735		American Tower Corp	36,769,118
73,970	*	CBRE Group, Inc	3,384,128
12,378		Colony Capital, Inc	75,134
16,965		Coresite Realty	1,675,972
151,815		Crown Castle International Corp	17,771,464
38,818		Equinix, Inc	15,294,292
42,802		Equity Lifestyle Properties, Inc	4,531,876
51,239		Extra Space Storage, Inc	5,052,678
37,744		Gaming and Leisure Properties, Inc	1,415,400
7,275	*	Howard Hughes Corp	807,816
11,502		Hudson Pacific Properties	373,470
37,503		Lamar Advertising Co	2,792,098
3,079		Life Storage, Inc	302,573
7,527		Omega Healthcare Investors, Inc	302,510
72,014		Public Storage, Inc	15,304,415
54,935	*	SBA Communications Corp	10,027,286
137,263		Simon Property Group, Inc	24,998,338
27,298		Taubman Centers, Inc	1,359,440
		TOTAL REAL ESTATE	142,728,496

RETAILING - 10.7%
9,984		Advance Auto Parts, Inc	1,589,453
197,607	*	Amazon.com, Inc	339,633,079
11,052	*	AutoZone, Inc	9,364,802
31,120		Best Buy Co, Inc	1,843,549
23,120	*	Booking Holdings, Inc	42,374,567
31,776	*	Burlington Stores, Inc	5,456,257
52,476	*	CarMax, Inc	3,084,539
129,762		Dollar General Corp	14,978,428
18,480	*	Dollar Tree, Inc	1,789,418
100,164	*	eBay, Inc	3,370,519
59,857		Expedia, Inc	7,137,947
23,461	*	Floor & Decor Holdings, Inc	804,478
4,232		Gap, Inc	107,662
42,942	*	GrubHub, Inc	3,452,537
559,886		Home Depot, Inc	102,755,878
20,857		L Brands, Inc	580,659
24,395	*	LKQ Corp	639,637
396,715		Lowe’s Companies, Inc	38,148,114
7,904	*	Michaels Cos, Inc	109,549
55,356		Nordstrom, Inc	2,569,072
38,251	*	O’Reilly Automotive, Inc	13,183,590
19,477		Pool Corp	2,919,797
179,011		Ross Stores, Inc	16,490,493
10,025		Tiffany & Co	889,518
601,330		TJX Companies, Inc	29,904,141
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,033		Tractor Supply Co	$5,041,418
27,311	*	Ulta Beauty, Inc	7,972,627
34,174	*	Urban Outfitters, Inc	1,103,820
28,944	*,e	Wayfair, Inc	3,168,210
10,251		Williams-Sonoma, Inc	557,962
		TOTAL RETAILING	661,021,720

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
457,412	*	Advanced Micro Devices, Inc	11,165,427
29,088		Analog Devices, Inc	2,875,640
481,622		Applied Materials, Inc	18,821,788
120,220		Broadcom, Inc	32,249,015
114,432		Cypress Semiconductor Corp	1,587,172
73,913		Kla-Tencor Corp	7,876,908
75,436		Lam Research Corp	12,792,437
68,458		Marvell Technology Group Ltd	1,268,527
135,576		Maxim Integrated Products, Inc	7,357,709
110,887	e	Microchip Technology, Inc	8,911,988
434,135	*	Micron Technology, Inc	16,592,640
26,673		MKS Instruments, Inc	2,177,317
18,827		Monolithic Power Systems, Inc	2,382,745
282,437		NVIDIA Corp	40,600,319
9,708		NXP Semiconductors NV	844,887
196,050	*	ON Semiconductor Corp	3,928,842
61,203		Skyworks Solutions, Inc	4,470,267
14,159		Teradyne, Inc	509,582
466,643		Texas Instruments, Inc	46,981,617
21,458	e	Universal Display Corp	2,227,984
50,304		Versum Materials, Inc	1,849,678
124,521		Xilinx, Inc	13,938,881
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	241,411,370

SOFTWARE & SERVICES - 19.9%
27,775	*	2U, Inc	1,579,009
313,175		Accenture plc	48,088,021
239,244	*	Adobe, Inc	59,289,448
74,582	*	Akamai Technologies, Inc	4,855,288
23,145		Alliance Data Systems Corp	4,110,321
40,852	*	Ansys, Inc	6,714,026
33,049	*	Aspen Technology, Inc	3,193,525
47,495	*	Atlassian Corp plc	4,673,508
90,312	*	Autodesk, Inc	13,293,926
213,897		Automatic Data Processing, Inc	29,911,357
69,448	*	Black Knight, Inc	3,416,147
62,253		Booz Allen Hamilton Holding Co	3,058,490
55,772		Broadridge Financial Solutions, Inc	5,623,491
136,422	*	Cadence Design Systems, Inc	6,552,349
60,954		CDK Global, Inc	2,981,260
16,683	*,e	Ceridian HCM Holding, Inc	687,506
65,788		Citrix Systems, Inc	6,745,902
256,031		Cognizant Technology Solutions Corp (Class A)	17,840,240
35,161	*	DocuSign, Inc	1,738,711
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,062	*,e	Elastic NV	$260,270
25,055	*	EPAM Systems, Inc	3,544,781
11,461	*	Euronet Worldwide, Inc	1,318,130
13,593	*	Fair Isaac Corp	3,061,144
14,897		Fidelity National Information Services, Inc	1,557,183
57,890	*	FireEye, Inc	1,023,495
25,355	*	First American Corp	920,386
261,472	*	First Data Corp	6,445,285
194,565	*	Fiserv, Inc	16,135,275
42,779	*	FleetCor Technologies, Inc	8,633,230
68,595	*	Fortinet, Inc	5,252,319
42,313	*	Gartner, Inc	5,749,914
24,099		Genpact Ltd	718,873
77,763		Global Payments, Inc	8,731,230
77,746	*	GoDaddy, Inc	5,335,708
39,119	*	Guidewire Software, Inc	3,390,835
320,883		International Business Machines Corp	43,133,093
119,160		Intuit, Inc	25,717,111
36,458		Jack Henry & Associates, Inc	4,868,966
15,726		LogMeIn, Inc	1,462,833
29,982	*	Manhattan Associates, Inc	1,462,222
446,307		MasterCard, Inc (Class A)	94,228,797
3,490,715		Microsoft Corp	364,535,367
70,466	*	Nutanix, Inc	3,609,973
42,043	*	Okta, Inc	3,465,604
120,373		Oracle Corp	6,046,336
44,435	*	Palo Alto Networks, Inc	9,545,527
155,294		Paychex, Inc	10,994,815
24,209	*	Paycom Software, Inc	3,588,742
577,947	*	PayPal Holdings, Inc	51,298,576
17,413		Pegasystems, Inc	980,178
9,007	*	Pluralsight, Inc	270,030
23,276	*	Proofpoint, Inc	2,371,126
56,904	*	PTC, Inc	4,824,890
32,493	*	RealPage, Inc	1,812,135
85,911	*	Red Hat, Inc	15,278,412
32,933	*	RingCentral, Inc	3,044,327
107,766		Sabre Corp	2,476,463
350,114	*	salesforce.com, Inc	53,206,825
87,349	*	ServiceNow, Inc	19,218,527
9,269	*	SolarWinds Corp	162,671
70,264	*	Splunk, Inc	8,771,758
142,695	*	Square, Inc	10,181,288
92,503		SS&C Technologies Holdings, Inc	4,762,979
26,233	e	Switch, Inc	218,783
7,074	*	Synopsys, Inc	660,358
34,258	*	Tableau Software, Inc	4,379,543
39,659	*	Teradata Corp	1,760,066
87,365		Total System Services, Inc	7,828,778
42,841	*	Twilio, Inc	4,769,060
18,762	*	Tyler Technologies, Inc	3,549,583
14,420	*	Ultimate Software Group, Inc	3,937,669
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

50,989	*	VeriSign, Inc	$8,630,908
856,523		Visa, Inc (Class A)	115,639,170
35,053		VMware, Inc (Class A)	5,295,457
58,882		Western Union Co	1,074,596
20,090	*	WEX, Inc	3,241,120
71,052	*	Workday, Inc	12,898,070
12,038	*	Worldpay, Inc	1,004,932
49,449	*	Zendesk, Inc	3,339,291
		TOTAL SOFTWARE & SERVICES	1,225,977,538

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
146,382		Amphenol Corp (Class A)	12,869,905
2,309,446		Apple, Inc	384,384,192
28,262	*	Arista Networks, Inc	6,070,112
72,625		CDW Corp	6,047,484
80,094		Cognex Corp	3,644,277
8,212	*	Coherent, Inc	970,658
4,480	*	Dell Technologies, Inc	217,683
29,326	*	F5 Networks, Inc	4,720,020
5,601		Flir Systems, Inc	273,777
16,685	*	IPG Photonics Corp	2,219,105
9,267		Littelfuse, Inc	1,628,397
8,483		Motorola, Inc	991,748
43,117		National Instruments Corp	1,906,634
44,885	*	NCR Corp	1,200,674
126,606		NetApp, Inc	8,073,665
83,955	*	Pure Storage, Inc	1,503,634
8,904	e	Ubiquiti Networks, Inc	963,502
25,574	*	Zebra Technologies Corp (Class A)	4,439,646
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	442,125,113

TELECOMMUNICATION SERVICES - 0.2%
98,572	*	T-Mobile US, Inc	6,862,583
107,062	*	Zayo Group Holdings, Inc	2,938,852
		TOTAL TELECOMMUNICATION SERVICES	9,801,435

TRANSPORTATION - 2.6%
65,618		CH Robinson Worldwide, Inc	5,693,674
183,721		CSX Corp	12,070,470
79,038		Delta Air Lines, Inc	3,906,848
83,001		Expeditors International of Washington, Inc	5,751,969
118,605		FedEx Corp	21,060,690
5,812	*	Genesee & Wyoming, Inc (Class A)	456,358
41,869		JB Hunt Transport Services, Inc	4,481,658
19,858		Landstar System, Inc	2,017,176
31,768		Old Dominion Freight Line	4,318,224
3,603		Schneider National, Inc	76,528
178,302		Southwest Airlines Co	10,120,421
330,731		Union Pacific Corp	52,609,380
335,848		United Parcel Service, Inc (Class B)	35,398,379
61,438	*	XPO Logistics, Inc	3,734,202
		TOTAL TRANSPORTATION	161,695,977

		TOTAL COMMON STOCKS	6,149,475,049
		(Cost $4,035,871,674)
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.1%
$8,900,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	$8,900,000
		TOTAL GOVERNMENT AGENCY DEBT			8,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
10,784,836	c	State Street Navigator Securities Lending Government Money Market Portfolio			10,784,836
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			10,784,836

		TOTAL SHORT-TERM INVESTMENTS			19,684,836
		(Cost $19,684,836)
		TOTAL INVESTMENTS - 100.3%			6,169,159,885
		(Cost $4,055,556,510)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(21,028,319)
		NET ASSETS - 100.0%			$6,148,131,566

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,565,496.
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
49,601		Adient plc	$979,124
16,655		Aptiv plc	1,317,910
101,510		BorgWarner, Inc	4,151,759
1,930,045		Ford Motor Co	16,984,396
14,088	*,e	Garrett Motion, Inc	224,985
652,692		General Motors Co	25,468,042
41,963		Gentex Corp	888,776
114,732		Goodyear Tire & Rubber Co	2,431,171
79,398		Harley-Davidson, Inc	2,926,610
28,254		Lear Corp	4,349,138
4,162		Thor Industries, Inc	271,030
8,048	*	Visteon Corp	618,811
		TOTAL AUTOMOBILES & COMPONENTS	60,611,752

BANKS - 11.2%
82,263		Associated Banc-Corp	1,780,994
4,556,108		Bank of America Corp	129,712,395
19,862		Bank of Hawaii Corp	1,535,928
57,822		Bank OZK	1,754,319
49,554		BankUnited	1,675,421
380,342		BB&T Corp	18,560,690
13,031		BOK Financial Corp	1,083,006
55,136		CIT Group, Inc	2,546,732
1,216,568		Citigroup, Inc	78,419,973
235,621		Citizens Financial Group, Inc	7,992,264
74,302		Comerica, Inc	5,850,539
49,512		Commerce Bancshares, Inc	2,960,818
28,105		Cullen/Frost Bankers, Inc	2,734,054
66,761		East West Bancorp, Inc	3,359,413
324,212		Fifth Third Bancorp	8,695,366
3,766		First Citizens Bancshares, Inc (Class A)	1,534,758
50,496		First Hawaiian, Inc	1,299,262
155,445		First Horizon National Corp	2,281,933
80,675		First Republic Bank	7,795,625
153,851		FNB Corp	1,792,364
516,773		Huntington Bancshares, Inc	6,842,075
1,648,013		JPMorgan Chase & Co	170,569,346
511,989		Keycorp	8,432,459
69,825		M&T Bank Corp	11,489,005
244,460		New York Community Bancorp, Inc	2,840,625
59,716		PacWest Bancorp	2,304,440
180,850		People’s United Financial, Inc	2,962,323
20,289		Pinnacle Financial Partners, Inc	1,090,940
230,940		PNC Financial Services Group, Inc	28,329,410
49,447		Popular, Inc	2,700,301
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

33,227		Prosperity Bancshares, Inc	$2,363,769
519,147		Regions Financial Corp	7,875,460
9,619		Signature Bank	1,224,595
106,213		Sterling Bancorp/DE	2,043,538
223,416		SunTrust Banks, Inc	13,275,379
6,429	*	SVB Financial Group	1,500,400
56,777		Synovus Financial Corp	2,011,041
78,542		TCF Financial Corp	1,740,491
8,628	*	Texas Capital Bancshares, Inc	502,754
28,690		TFS Financial Corp	467,934
104,464		Umpqua Holdings Corp	1,846,924
752,652		US Bancorp	38,505,676
43,546		Webster Financial Corp	2,346,258
2,113,169		Wells Fargo & Co	103,355,096
18,588	*	Western Alliance Bancorp	823,077
26,591		Wintrust Financial Corp	1,891,684
96,975		Zions Bancorporation	4,615,040
		TOTAL BANKS	707,315,894

CAPITAL GOODS - 5.5%
46,493		3M Co	9,312,548
19,390		Acuity Brands, Inc	2,344,445
79,872	*	Aecom Technology Corp	2,444,882
32,513		AGCO Corp	2,087,334
44,459		Air Lease Corp	1,686,774
7,782		Allegion plc	668,162
90,544		Ametek, Inc	6,600,658
217,262		Arconic, Inc	4,088,871
29,611		Arcosa, Inc	871,452
28,393		Carlisle Cos, Inc	3,058,778
23,807		Caterpillar, Inc	3,170,140
47,261	*	Colfax Corp	1,169,710
24,045		Crane Co	1,989,964
46,583		Cummins, Inc	6,852,825
21,013		Curtiss-Wright Corp	2,385,396
4,556		Donaldson Co, Inc	215,408
72,631		Dover Corp	6,379,181
216,679		Eaton Corp	16,521,774
89,181		Emerson Electric Co	5,838,680
66,912		Flowserve Corp	2,946,804
71,837		Fluor Corp	2,627,079
13,234		Fortive Corp	992,418
40,547		Fortune Brands Home & Security, Inc	1,836,779
42,455	*	Gardner Denver Holdings, Inc	1,047,365
21,166	*	Gates Industrial Corp plc	315,585
70,437		General Dynamics Corp	12,056,701
4,292,963		General Electric Co	43,616,504
29,100		GrafTech International Ltd	384,411
66,566	*	HD Supply Holdings, Inc	2,791,778
33,603		Hexcel Corp	2,275,259
141,136		Honeywell International, Inc	20,271,364
8,409		Hubbell, Inc	919,356
2,997		Huntington Ingalls	618,731
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,553		IDEX Corp	$351,956
54,275		Ingersoll-Rand plc	5,429,671
43,225		ITT, Inc	2,271,906
63,254		Jacobs Engineering Group, Inc	4,098,859
456,885		Johnson Controls International plc	15,429,006
39,288		L3 Technologies, Inc	7,735,021
1,449		Lennox International, Inc	332,227
10,926		Lockheed Martin Corp	3,165,153
46,775		Masco Corp	1,515,978
10,817	*	Middleby Corp	1,272,295
10,939		MSC Industrial Direct Co (Class A)	913,297
1,821		Nordson Corp	236,074
84,381		nVent Electric plc	2,111,213
37,319		Oshkosh Truck Corp	2,800,791
52,229		Owens Corning, Inc	2,736,277
169,552		PACCAR, Inc	11,109,047
54,164		Parker-Hannifin Corp	8,926,769
76,698		Pentair plc	3,159,191
48,024		Quanta Services, Inc	1,697,168
20,839		Regal-Beloit Corp	1,599,602
23,180	*	Resideo Technologies, Inc	508,337
40,728		Roper Industries, Inc	11,536,613
36,706	*	Sensata Technologies Holding plc	1,743,535
27,822		Snap-On, Inc	4,618,174
75,061		Stanley Black & Decker, Inc	9,490,713
17,612	*	Teledyne Technologies, Inc	3,948,963
32,422		Terex Corp	995,680
100,443		Textron, Inc	5,346,581
32,939		Timken Co	1,402,872
70,091		Trinity Industries, Inc	1,638,727
403,379		United Technologies Corp	47,626,959
56,435	*	Univar, Inc	1,175,541
38,529		USG Corp	1,662,526
10,630		Valmont Industries, Inc	1,371,270
28,285	e	Wabtec Corp	1,956,191
2,993		Watsco, Inc	441,408
23,292	*	WESCO International, Inc	1,220,501
37,681		Xylem, Inc	2,685,148
		TOTAL CAPITAL GOODS	346,648,356

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
50,297	e	ADT, Inc	363,144
24,532	*	Clean Harbors, Inc	1,452,540
9,894		Dun & Bradstreet Corp	1,432,058
42,862		Equifax, Inc	4,587,091
188,676	*	IHS Markit Ltd	9,796,058
4,104		KAR Auction Services, Inc	213,449
31,284		Manpower, Inc	2,472,375
177,412		Nielsen NV	4,555,940
100,734		Republic Services, Inc	7,727,305
39,488	*	Stericycle, Inc	1,740,631
33,381		Waste Management, Inc	3,193,560
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	37,534,151
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 0.8%
37,317		Brunswick Corp	$1,877,791
31,487	*	Capri Holdings Ltd	1,337,568
12,775		Columbia Sportswear Co	1,139,402
67,878		DR Horton, Inc	2,609,909
57,014	*	Garmin Ltd	3,944,229
11,767		Hasbro, Inc	1,065,620
62,443		Leggett & Platt, Inc	2,557,665
2,777		Lennar Corp (B Shares)	105,859
62,637		Lennar Corp (Class A)	2,970,247
136,862	*,e	Mattel, Inc	1,620,446
30,112	*	Mohawk Industries, Inc	3,878,124
212,394		Newell Rubbermaid, Inc	4,504,877
90,969		Pulte Homes, Inc	2,529,848
38,261		PVH Corp	4,174,658
27,654		Ralph Lauren Corp	3,211,736
35,830	*	Skechers U.S.A., Inc (Class A)	973,501
114,206		Tapestry, Inc	4,420,914
37,529		Toll Brothers, Inc	1,386,321
24,945	*	Under Armour, Inc	472,458
17,468	*	Under Armour, Inc (Class A)	362,286
35,491		VF Corp	2,987,277
30,956		Whirlpool Corp	4,117,458
		TOTAL CONSUMER DURABLES & APPAREL	52,248,194

CONSUMER SERVICES - 2.0%
122,300		ARAMARK Holdings Corp	4,029,785
4,294	*	Bright Horizons Family Solutions	497,202
283,095	*	Caesars Entertainment Corp	2,587,488
199,721		Carnival Corp	11,499,935
30,947		Darden Restaurants, Inc	3,247,269
36,063		Extended Stay America, Inc	616,677
1,998		Graham Holdings Co	1,328,670
85,865		H&R Block, Inc	2,025,555
21,649		Hyatt Hotels Corp	1,513,482
52,431		International Game Technology plc	857,771
69,516		Las Vegas Sands Corp	4,056,954
311,662		McDonald’s Corp	55,718,932
225,622		MGM Resorts International	6,642,312
107,832	*	Norwegian Cruise Line Holdings Ltd	5,545,800
82,258		Royal Caribbean Cruises Ltd	9,875,073
44,658		Service Corp International	1,916,721
166,559		Yum China Holdings, Inc	6,071,076
109,097		Yum! Brands, Inc	10,252,936
		TOTAL CONSUMER SERVICES	128,283,638

DIVERSIFIED FINANCIALS - 4.6%
25,809		Affiliated Managers Group, Inc	2,708,655
252,939		AGNC Investment Corp	4,530,138
205,420		Ally Financial, Inc	5,353,245
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

111,432		American Express Co	$11,444,066
57,402		Ameriprise Financial, Inc	7,267,093
684,753		Annaly Capital Management, Inc	7,148,821
93,890		AXA Equitable Holdings, Inc	1,740,721
455,798		Bank of New York Mellon Corp	23,847,351
124,805		BGC Partners, Inc (Class A)	772,543
60,319		BlackRock, Inc	25,037,211
217,969		Capital One Financial Corp	17,566,122
3,891		CBOE Holdings, Inc	362,914
89,998		Chimera Investment Corp	1,712,662
155,459		CME Group, Inc	28,337,067
593	*	Credit Acceptance Corp	236,026
89,713		Discover Financial Services	6,054,730
96,808		E*TRADE Financial Corp	4,517,061
150,967		Franklin Resources, Inc	4,470,133
173,499		Goldman Sachs Group, Inc	34,354,537
3,014		Interactive Brokers Group, Inc (Class A)	151,906
133,797		IntercontinentalExchange Group, Inc	10,270,258
203,225		Invesco Ltd	3,702,760
92,640		iShares Russell 1000 Value Index Fund	11,073,259
147,903		Jefferies Financial Group, Inc	3,077,861
6,589		Lazard Ltd (Class A)	262,176
40,133		Legg Mason, Inc	1,195,963
221,570		MFA Mortgage Investments, Inc	1,624,108
604,717		Morgan Stanley	25,579,529
58,024		NASDAQ OMX Group, Inc	5,108,433
131,333		Navient Corp	1,497,196
178,943		New Residential Investment Corp	3,038,452
72,945		Northern Trust Corp	6,452,715
33,765	*	OneMain Holdings, Inc	1,009,236
46,426		Raymond James Financial, Inc	3,737,293
47,967		Santander Consumer USA Holdings, Inc	914,251
216,691	*	SLM Corp	2,320,761
175,028		State Street Corp	12,409,485
240,887		Synchrony Financial	7,236,245
7,882		T Rowe Price Group, Inc	736,652
125,999		Two Harbors Investment Corp	1,838,325
74,705		Voya Financial, Inc	3,468,553
		TOTAL DIVERSIFIED FINANCIALS	294,166,513

ENERGY - 9.6%
165,958		Anadarko Petroleum Corp	7,854,792
48,143	*	Antero Resources Corp	484,319
175,224		Apache Corp	5,750,852
41,067	*	Apergy Corp	1,380,673
253,665		Baker Hughes a GE Co	5,978,884
56,103		Cabot Oil & Gas Corp	1,399,770
87,218	*	Centennial Resource Development, Inc	1,148,661
34,469	*	Cheniere Energy, Inc	2,262,890
427,448	*,e	Chesapeake Energy Corp	1,218,227
948,670		Chevron Corp	108,765,016
41,732		Cimarex Energy Co	3,144,089
94,575	*	CNX Resources Corp	1,148,141
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

83,637	*	Concho Resources, Inc	$10,023,058
573,532		ConocoPhillips	38,822,381
23,919	*	Continental Resources, Inc	1,104,340
228,928	*	Devon Energy Corp	6,100,931
66,035		Diamondback Energy, Inc	6,809,529
255,521		EOG Resources, Inc	25,347,683
130,278		EQT Corp	2,536,513
104,222	*	Equitrans Midstream Corp	2,169,902
69,400	*,e	Extraction Oil & Gas, Inc	273,436
2,107,289		Exxon Mobil Corp	154,422,138
53,378		Helmerich & Payne, Inc	2,988,634
129,402		Hess Corp	6,987,708
79,891		HollyFrontier Corp	4,501,059
941,442		Kinder Morgan, Inc	17,040,100
91,315	*	Kosmos Energy Ltd	468,446
415,530		Marathon Oil Corp	6,561,219
334,405		Marathon Petroleum Corp	22,157,675
78,186		Murphy Oil Corp	2,138,387
177,092		Nabors Industries Ltd	524,192
193,199		National Oilwell Varco, Inc	5,695,507
60,371	*	Newfield Exploration Co	1,103,582
235,436		Noble Energy, Inc	5,259,640
376,503		Occidental Petroleum Corp	25,142,870
120,087		ONEOK, Inc	7,710,786
42,742	*	Parsley Energy, Inc	794,146
104,987		Patterson-UTI Energy, Inc	1,273,492
62,106		PBF Energy, Inc	2,274,322
205,574		Phillips 66	19,613,815
37,588		Pioneer Natural Resources Co	5,349,524
125,601	*	Questar Market Resources, Inc	1,038,720
100,495		Range Resources Corp	1,108,460
17,141	e	RPC, Inc	184,952
689,828		Schlumberger Ltd	30,497,296
59,337		SM Energy Co	1,164,192
110,620		Targa Resources Investments, Inc	4,757,766
251,342	*	Transocean Ltd (NYSE)	2,154,001
210,687		Valero Energy Corp	18,502,532
43,081	*	Whiting Petroleum Corp	1,233,409
607,956		Williams Cos, Inc	16,372,255
197,727	*	WPX Energy, Inc	2,424,133
		TOTAL ENERGY	605,169,045

FOOD & STAPLES RETAILING - 1.8%
18,572		Casey’s General Stores, Inc	2,389,845
395,201		Kroger Co	11,196,044
102,047	*	US Foods Holding Corp	3,441,025
403,208		Walgreens Boots Alliance, Inc	29,135,810
710,525		Walmart, Inc	68,089,611
		TOTAL FOOD & STAPLES RETAILING	114,252,335
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.5%
275,933		Archer Daniels Midland Co	$12,389,392
70,302		Bunge Ltd	3,871,531
30,354		Campbell Soup Co	1,075,442
424,054		Coca-Cola Co	20,409,719
236,333		ConAgra Brands, Inc	5,114,246
93,808		Flowers Foods, Inc	1,844,265
278,114		General Mills, Inc	12,359,386
50,469	*	Hain Celestial Group, Inc	925,097
6,184		Hershey Co	656,122
134,633		Hormel Foods Corp	5,697,669
34,296		Ingredion, Inc	3,395,304
54,329		J.M. Smucker Co	5,698,026
62,347		Kellogg Co	3,679,096
299,378		Kraft Heinz Co	14,388,107
72,580		Lamb Weston Holdings, Inc	5,247,534
56,535		McCormick & Co, Inc	6,989,987
85,886		Molson Coors Brewing Co (Class B)	5,720,866
710,300		Mondelez International, Inc	32,858,478
78,455		PepsiCo, Inc	8,839,525
773,551		Philip Morris International, Inc	59,346,833
25,218	*	Pilgrim’s Pride Corp	510,917
13,166	*	Post Holdings, Inc	1,222,068
137		Seaboard Corp	529,391
26,075	*	TreeHouse Foods, Inc	1,521,737
144,741		Tyson Foods, Inc (Class A)	8,962,363
		TOTAL FOOD, BEVERAGE & TOBACCO	223,253,101

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
851,842		Abbott Laboratories	62,167,429
41,737	*	Acadia Healthcare Co, Inc	1,141,924
129,438		Anthem, Inc	39,219,714
220,326		Baxter International, Inc	15,971,432
119,865		Becton Dickinson & Co	29,901,523
156,984	*	Boston Scientific Corp	5,988,940
149,776		Cardinal Health, Inc	7,484,307
11,225	*	Centene Corp	1,465,648
86,269	*	Cerner Corp	4,737,031
133,302		Cigna Corp	26,635,073
20,153		Cooper Cos, Inc	5,617,850
590,848		CVS Health Corp	38,730,086
307,524		Danaher Corp	34,110,562
31,011	*	DaVita, Inc	1,740,647
111,161		Dentsply Sirona, Inc	4,663,204
38,131		HCA Holdings, Inc	5,316,605
64,843	*	Henry Schein, Inc	5,038,301
11,061		Hill-Rom Holdings, Inc	1,106,321
133,964	*	Hologic, Inc	5,948,002
3,268		Humana, Inc	1,009,779
7,801	*	Integra LifeSciences Holdings Corp	369,455
46,738	*	Laboratory Corp of America Holdings	6,512,940
84,648		McKesson Corp	10,856,106
44,744	*	MEDNAX, Inc	1,615,706
673,623		Medtronic plc	59,541,537
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,541	*	Molina Healthcare, Inc	$603,862
18,383	*	Premier, Inc	731,460
66,273		Quest Diagnostics, Inc	5,788,947
41,525		STERIS Plc	4,736,341
18,242		Teleflex, Inc	4,989,187
41,881		Universal Health Services, Inc (Class B)	5,550,489
1,875	*	WellCare Health Plans, Inc	518,400
28,565		West Pharmaceutical Services, Inc	3,092,733
100,628		Zimmer Biomet Holdings, Inc	11,024,804
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	413,926,345

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
17,714		Church & Dwight Co, Inc	1,144,502
8,046		Clorox Co	1,193,866
343,231		Colgate-Palmolive Co	22,200,181
234,676		Coty, Inc	1,821,086
11,945		Energizer Holdings, Inc	566,193
44,514	*	Herbalife Ltd	2,657,486
23,209		Kimberly-Clark Corp	2,585,018
19,928		Nu Skin Enterprises, Inc (Class A)	1,308,273
1,240,385		Procter & Gamble Co	119,659,941
11,056		Spectrum Brands Holdings, Inc	617,809
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	153,754,355

INSURANCE - 7.0%
378,356		Aflac, Inc	18,047,581
6,207		Alleghany Corp	3,920,093
170,890		Allstate Corp	15,016,104
36,142		American Financial Group, Inc	3,447,585
376,534		American International Group, Inc	16,277,565
3,746		American National Insurance Co	521,406
161,731	*	Arch Capital Group Ltd	4,746,805
90,784		Arthur J. Gallagher & Co	6,782,473
27,761		Aspen Insurance Holdings Ltd	1,158,467
26,947		Assurant, Inc	2,597,421
51,791		Assured Guaranty Ltd	2,100,643
78,894	*	Athene Holding Ltd	3,384,553
34,898		Axis Capital Holdings Ltd	1,868,788
842,266	*	Berkshire Hathaway, Inc (Class B)	173,119,354
62,065	*	Brighthouse Financial, Inc	2,317,507
109,824		Brown & Brown, Inc	2,982,820
228,107		Chubb Ltd	30,349,636
75,734		Cincinnati Financial Corp	6,143,542
14,382		CNA Financial Corp	659,558
2,164		Erie Indemnity Co (Class A)	316,766
12,613		Everest Re Group Ltd	2,762,878
52,798		First American Financial Corp	2,644,124
130,851		FNF Group	4,731,572
20,519		Hanover Insurance Group, Inc	2,339,987
177,763		Hartford Financial Services Group, Inc	8,340,640
107,187		Lincoln National Corp	6,269,368
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

138,254		Loews Corp	$6,622,367
6,075	*	Markel Corp	6,400,073
133,529		Marsh & McLennan Cos, Inc	11,775,922
15,047		Mercury General Corp	777,930
418,465		Metlife, Inc	19,111,297
134,981		Old Republic International Corp	2,719,867
139,728		Principal Financial Group	6,996,181
203,806		Prudential Financial, Inc	18,778,685
30,740		Reinsurance Group of America, Inc (Class A)	4,440,393
18,595		RenaissanceRe Holdings Ltd	2,566,668
50,249		Torchmark Corp	4,208,856
106,541		Travelers Cos, Inc	13,375,157
105,782		UnumProvident Corp	3,676,982
47,625		W.R. Berkley Corp	3,661,886
1,664		White Mountains Insurance Group Ltd	1,486,917
64,750		Willis Towers Watson plc	10,540,652
		TOTAL INSURANCE	439,987,069

MATERIALS - 4.0%
109,719		Air Products & Chemicals, Inc	18,036,706
52,228		Albemarle Corp	4,216,366
93,632	*	Alcoa Corp	2,778,998
31,526		Aptargroup, Inc	3,124,857
2,610		Ardagh Group S.A.	31,633
32,091		Ashland Global Holdings, Inc	2,435,707
61,723	*	Axalta Coating Systems Ltd	1,581,343
167,774		Ball Corp	8,771,225
43,178		Bemis Co, Inc	2,108,813
31,317	*	Berry Plastics Group, Inc	1,542,362
28,903		Cabot Corp	1,355,262
23,680		Celanese Corp (Series A)	2,267,597
114,301		CF Industries Holdings, Inc	4,989,239
29,752		Domtar Corp	1,395,369
1,142,854		DowDuPont, Inc	61,496,974
2,721		Eagle Materials, Inc	193,191
67,953		Eastman Chemical Co	5,478,371
70,199		Ecolab, Inc	11,103,376
61,961	*	Element Solutions Inc	696,442
40,240		FMC Corp	3,211,152
718,087		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,358,533
122,353		Graphic Packaging Holding Co	1,476,801
103,975		Huntsman Corp	2,284,331
26,886		International Flavors & Fragrances, Inc	3,811,897
178,533		International Paper Co	8,467,820
111,672		Linde plc	18,203,653
81,510		LyondellBasell Industries AF S.C.A	7,088,925
2,486		Martin Marietta Materials, Inc	439,226
173,478		Mosaic Co	5,599,870
346		NewMarket Corp	138,777
265,491		Newmont Mining Corp	9,055,898
155,093		Nucor Corp	9,497,895
80,924		Olin Corp	1,910,616
77,063		Owens-Illinois, Inc	1,546,654
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

111,742		PPG Industries, Inc	$11,782,076
33,439		Reliance Steel & Aluminum Co	2,737,985
18,951		Royal Gold, Inc	1,655,749
49,880		RPM International, Inc	2,851,141
9,733		Scotts Miracle-Gro Co (Class A)	723,649
34,453		Sealed Air Corp	1,360,893
30,890		Silgan Holdings, Inc	853,182
50,221		Sonoco Products Co	2,891,725
91,343		Steel Dynamics, Inc	3,342,240
89,848		United States Steel Corp	2,025,174
91,578		Valvoline, Inc	2,024,790
4,954		Vulcan Materials Co	503,574
1,335		Westlake Chemical Corp	98,656
124,767		WestRock Co	5,079,265
8,101		WR Grace and Co	575,252
		TOTAL MATERIALS	253,201,230

MEDIA & ENTERTAINMENT - 3.3%
25,478	*	Charter Communications, Inc	8,434,492
51,613		Cinemark Holdings, Inc	2,112,004
2,275,316		Comcast Corp (Class A)	83,208,306
75,586	*	Discovery, Inc (Class A)	2,145,131
171,949	*	Discovery, Inc (Class C)	4,582,441
112,084	*	DISH Network Corp (Class A)	3,437,616
48,038	*	GCI Liberty, Inc	2,445,134
172,818		Interpublic Group of Cos, Inc	3,931,610
23,016		John Wiley & Sons, Inc (Class A)	1,191,769
13,981	*	Liberty Broadband Corp (Class A)	1,185,169
49,610	*	Liberty Broadband Corp (Class C)	4,217,842
13,075	*	Liberty Media Group (Class A)	400,095
97,888	*	Liberty Media Group (Class C)	3,070,747
40,163	*	Liberty SiriusXM Group (Class A)	1,597,684
81,076	*	Liberty SiriusXM Group (Class C)	3,239,797
21,744	e	Lions Gate Entertainment Corp (Class A)	399,437
43,140	e	Lions Gate Entertainment Corp (Class B)	756,244
8,066	*	Madison Square Garden Co	2,241,541
191,375		News Corp (Class A)	2,455,341
66,212		News Corp (Class B)	856,121
36,438		Omnicom Group, Inc	2,837,792
23,273	*	Take-Two Interactive Software, Inc	2,456,465
45,765		Tribune Co	2,101,071
516,172		Twenty-First Century Fox, Inc	25,452,441
241,501		Twenty-First Century Fox, Inc (Class B)	11,848,039
5,513	e	Viacom, Inc	189,041
175,507		Viacom, Inc (Class B)	5,163,416
211,106		Walt Disney Co	23,542,541
3,746	*	Zillow Group, Inc	130,398
17,877	*	Zillow Group, Inc (Class C)	627,304
386,162	*	Zynga, Inc	1,730,006
		TOTAL MEDIA & ENTERTAINMENT	207,987,035
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
159,338		Agilent Technologies, Inc	$12,117,655
2,359	*	Agios Pharmaceuticals, Inc	126,442
17,414	*	Alexion Pharmaceuticals, Inc	2,141,225
167,494		Allergan plc	24,115,786
5,483	*	Alnylam Pharmaceuticals, Inc	457,995
18,577		Amgen, Inc	3,475,943
5,219	*	Biogen Idec, Inc	1,741,998
10,354	*	Bio-Rad Laboratories, Inc (Class A)	2,587,154
8,555	*	Bluebird Bio, Inc	1,141,494
378,571		Bristol-Myers Squibb Co	18,690,050
28,524		Bruker BioSciences Corp	1,000,051
52,848	*	Catalent, Inc	1,951,677
6,376	*	Charles River Laboratories International, Inc	785,459
18,964	*,e	Elanco Animal Health, Inc	553,370
178,874		Eli Lilly & Co	21,439,838
163,240		Gilead Sciences, Inc	11,428,432
81,066	*	IQVIA Holdings, Inc	10,458,325
2,269	*	Jazz Pharmaceuticals plc	285,644
1,096,460		Johnson & Johnson	145,916,897
1,209,351		Merck & Co, Inc	90,011,995
255,714	*	Mylan NV	7,658,634
54,631	*	PerkinElmer, Inc	4,944,106
61,167		Perrigo Co plc	2,841,207
2,889,367		Pfizer, Inc	122,653,629
110,685	*	QIAGEN NV	4,098,666
187,839		Thermo Fisher Scientific, Inc	46,146,407
21,302	*	United Therapeutics Corp	2,456,760
2,670	*	Waters Corp	617,357
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	541,844,196

REAL ESTATE - 5.2%
48,023		Alexandria Real Estate Equities, Inc	6,325,109
69,096		American Campus Communities, Inc	3,179,798
132,098		American Homes 4 Rent	2,920,687
74,412		Apartment Investment & Management Co (Class A)	3,684,882
106,601		Apple Hospitality REIT, Inc	1,749,322
68,116		AvalonBay Communities, Inc	13,140,939
76,779		Boston Properties, Inc	10,124,847
92,998		Brandywine Realty Trust	1,399,620
153,112		Brixmor Property Group, Inc	2,622,809
61,194		Brookfield Property REIT, Inc	1,113,731
42,316		Camden Property Trust	4,102,536
82,949	*	CBRE Group, Inc	3,794,917
225,705		Colony Capital, Inc	1,370,029
62,030		Columbia Property Trust, Inc	1,369,002
52,043		Corporate Office Properties Trust	1,284,942
50,305		Crown Castle International Corp	5,888,703
92,150		CubeSmart	2,852,043
51,276		CyrusOne, Inc	2,779,159
101,569		Digital Realty Trust, Inc	11,003,985
76,534		Douglas Emmett, Inc	2,895,281
177,068		Duke Realty Corp	5,177,468
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

78,276		Empire State Realty Trust, Inc	$1,210,147
37,034		Entertainment Properties Trust	2,705,704
60,701		Equity Commonwealth	1,964,284
177,423		Equity Residential	12,873,813
32,858		Essex Property Trust, Inc	8,911,090
7,735		Extra Space Storage, Inc	762,748
36,184		Federal Realty Investment Trust	4,796,913
66,676		Gaming and Leisure Properties, Inc	2,500,350
231,707		HCP, Inc	7,308,039
104,016		Healthcare Trust of America, Inc	2,956,135
49,753		Highwoods Properties, Inc	2,205,053
81,392		Hospitality Properties Trust	2,169,911
358,496		Host Marriott Corp	6,474,438
12,777	*	Howard Hughes Corp	1,418,758
69,503		Hudson Pacific Properties	2,256,762
148,127		Invitation Homes, Inc	3,331,376
140,721		Iron Mountain, Inc	5,234,821
51,420		JBG SMITH Properties	1,987,383
22,416		Jones Lang LaSalle, Inc	3,214,679
48,937		Kilroy Realty Corp	3,448,101
205,720		Kimco Realty Corp	3,499,297
4,815		Lamar Advertising Co	358,477
74,433		Liberty Property Trust	3,508,772
22,081		Life Storage, Inc	2,169,900
68,667		Macerich Co	3,169,669
175,456		Medical Properties Trust, Inc	3,193,299
54,063		Mid-America Apartment Communities, Inc	5,475,501
78,119		National Retail Properties, Inc	4,117,653
90,547		Omega Healthcare Investors, Inc	3,639,084
66,531		Outfront Media, Inc	1,380,518
107,631		Paramount Group, Inc	1,558,497
102,906		Park Hotels & Resorts, Inc	3,094,383
312,554		Prologis, Inc	21,616,235
67,241		Rayonier, Inc	2,046,816
64,953	e	Realogy Holdings Corp	1,152,916
145,643		Realty Income Corp	10,004,218
75,408		Regency Centers Corp	4,901,520
108,149		Retail Properties of America, Inc	1,367,003
7,939		Retail Value, Inc	241,425
130,097		Senior Housing Properties Trust	1,791,436
13,087		Simon Property Group, Inc	2,383,404
78,515		SITE Centers Corp	1,026,191
40,728		SL Green Realty Corp	3,764,489
45,687		Spirit Realty Capital, Inc	1,814,688
131,955		Starwood Property Trust, Inc	2,913,566
96,502		STORE Capital Corp	3,118,945
41,206		Sun Communities, Inc	4,528,951
126,507		UDR, Inc	5,534,681
87,096		Uniti Group, Inc	1,734,081
176,135		Ventas, Inc	11,358,946
462,226		VEREIT, Inc	3,734,786
196,711		VICI Properties, Inc	4,235,188
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

84,991		Vornado Realty Trust	$5,941,721
65,373		Weingarten Realty Investors	1,875,551
183,887		Welltower, Inc	14,249,404
366,101		Weyerhaeuser Co	9,606,490
77,899		WP Carey, Inc	5,833,856
		TOTAL REAL ESTATE	328,451,871

RETAILING - 1.5%
24,661		Advance Auto Parts, Inc	3,926,031
29,685	*	Autonation, Inc	1,150,294
1,611	*	AutoZone, Inc	1,365,065
88,494		Best Buy Co, Inc	5,242,384
33,445	*	CarMax, Inc	1,965,897
36,899		Dick’s Sporting Goods, Inc	1,302,904
96,650	*	Dollar Tree, Inc	9,358,619
353,892	*	eBay, Inc	11,908,466
55,648		Foot Locker, Inc	3,110,167
97,749		Gap, Inc	2,486,734
70,601		Genuine Parts Co	7,047,392
82,549		Kohl’s Corp	5,670,291
91,202		L Brands, Inc	2,539,064
128,396	*	LKQ Corp	3,366,543
150,724		Macy’s, Inc	3,964,041
43,705	*	Michaels Cos, Inc	605,751
17,993		Penske Auto Group, Inc	843,512
206,100	*	Qurate Retail Group, Inc QVC Group	4,482,675
263,358		Target Corp	19,225,134
50,184		Tiffany & Co	4,452,826
30,590		Williams-Sonoma, Inc	1,665,014
		TOTAL RETAILING	95,678,804

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
154,177		Analog Devices, Inc	15,241,938
81,731		Broadcom, Inc	21,924,341
52,935		Cypress Semiconductor Corp	734,208
39,822	*	First Solar, Inc	2,014,595
2,271,829		Intel Corp	107,048,583
200,609		Marvell Technology Group Ltd	3,717,285
123,765	*	Micron Technology, Inc	4,730,298
161,992		NXP Semiconductors NV	14,098,164
62,361	*	Qorvo, Inc	4,075,915
603,597		QUALCOMM, Inc	29,890,123
25,303		Skyworks Solutions, Inc	1,848,131
76,544		Teradyne, Inc	2,754,819
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	208,078,400

SOFTWARE & SERVICES - 2.7%
4,983	*	Akamai Technologies, Inc	324,393
71,069		Amdocs Ltd	3,971,336
3,598	*	Aspen Technology, Inc	347,675
16,736	*	Autodesk, Inc	2,463,539
4,918		Booz Allen Hamilton Holding Co	241,621
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,293		Cognizant Technology Solutions Corp (Class A)	$1,901,776
91,039	*	Conduent, Inc	1,160,747
139,263		DXC Technology Co	8,929,544
181	*,e	Elastic NV	15,385
11,660	*	Euronet Worldwide, Inc	1,341,017
149,190		Fidelity National Information Services, Inc	15,594,831
30,161	*	FireEye, Inc	533,246
14,508	*	First American Corp	526,640
45,284		Genpact Ltd	1,350,822
128,227		International Business Machines Corp	17,236,273
68,188		Leidos Holdings, Inc	3,954,904
8,304		LogMeIn, Inc	772,438
198,654		Microsoft Corp	20,745,437
136,587	*	Nuance Communications, Inc	2,167,636
1,145,526		Oracle Corp	57,539,771
2,245	*	Pluralsight, Inc	67,305
24,757		Sabre Corp	568,916
8,198		SS&C Technologies Holdings, Inc	422,115
320,827		Symantec Corp	6,743,783
66,125	*	Synopsys, Inc	6,172,769
16,760	*	Teradata Corp	743,809
159,040		Western Union Co	2,902,480
135,795	*	Worldpay, Inc	11,336,167
		TOTAL SOFTWARE & SERVICES	170,076,375

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
80,479	*	ARRIS International plc	2,526,236
41,462	*	Arrow Electronics, Inc	3,149,039
55,823		Avnet, Inc	2,299,908
2,258,417		Cisco Systems, Inc	106,800,540
3,421	*	Coherent, Inc	404,362
90,467	*	CommScope Holding Co, Inc	1,891,665
392,577		Corning, Inc	13,057,111
68,601	*	Dell Technologies, Inc	3,333,323
29,295		Dolby Laboratories, Inc (Class A)	1,893,336
25,728	*	EchoStar Corp (Class A)	1,054,334
58,315		Flir Systems, Inc	2,850,437
729,002		Hewlett Packard Enterprise Co	11,365,141
789,368		HP, Inc	17,389,777
79,802		Jabil Circuit, Inc	2,126,723
171,162		Juniper Networks, Inc	4,439,942
92,415	*	Keysight Technologies, Inc	6,840,558
1,940		Littelfuse, Inc	340,897
71,485		Motorola, Inc	8,357,311
12,240		National Instruments Corp	541,253
10,007	*	NCR Corp	267,687
124,062	*	Trimble Navigation Ltd	4,672,175
145,359		Western Digital Corp	6,539,701
106,358		Xerox Corp	3,000,359
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	205,141,815
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 3.7%
3,620,276		AT&T, Inc	$108,825,496
474,926		CenturyLink, Inc	7,275,866
307,064	*	Sprint Corp	1,916,080
46,537		Telephone & Data Systems, Inc	1,685,570
53,563	*	T-Mobile US, Inc	3,729,056
7,672	*	US Cellular Corp	441,754
2,060,283		Verizon Communications, Inc	113,439,182
		TOTAL TELECOMMUNICATION SERVICES	237,313,004

TRANSPORTATION - 1.6%
60,137		Alaska Air Group, Inc	3,845,761
3,860		Amerco, Inc	1,399,868
205,155		American Airlines Group, Inc	7,338,394
15,726		Copa Holdings S.A. (Class A)	1,491,611
213,061		CSX Corp	13,998,108
238,902		Delta Air Lines, Inc	11,808,926
22,379	*	Genesee & Wyoming, Inc (Class A)	1,757,199
150,204	*	JetBlue Airways Corp	2,702,170
50,484		Kansas City Southern Industries, Inc	5,338,683
28,253	*	Kirby Corp	2,116,432
61,417		Knight-Swift Transportation Holdings, Inc	1,949,990
42,203		Macquarie Infrastructure Co LLC	1,821,903
134,585		Norfolk Southern Corp	22,575,288
25,572		Ryder System, Inc	1,480,875
28,177		Schneider National, Inc	598,479
72,996		Southwest Airlines Co	4,143,253
29,368		Union Pacific Corp	4,671,568
120,839	*	United Continental Holdings, Inc	10,545,620
		TOTAL TRANSPORTATION	99,584,128

UTILITIES - 6.2%
327,175		AES Corp	5,362,398
119,620		Alliant Energy Corp	5,319,501
119,146		Ameren Corp	8,261,584
244,126		American Electric Power Co, Inc	19,315,249
89,164		American Water Works Co, Inc	8,530,320
87,997		Aqua America, Inc	3,084,295
54,154		Atmos Energy Corp	5,287,055
26,729		Avangrid, Inc	1,332,975
253,652		Centerpoint Energy, Inc	7,842,920
138,384		CMS Energy Corp	7,215,342
153,664		Consolidated Edison, Inc	11,932,009
377,660		Dominion Resources, Inc	26,526,838
88,601		DTE Energy Co	10,432,768
354,722		Duke Energy Corp	31,137,497
157,902		Edison International	8,995,677
90,294		Entergy Corp	8,053,322
132,149		Evergy, Inc	7,574,781
157,811		Eversource Energy	10,953,661
476,884		Exelon Corp	22,775,980
244,831		FirstEnergy Corp	9,597,375
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

55,591		Hawaiian Electric Industries, Inc	$2,067,429
92,459		MDU Resources Group, Inc	2,377,121
39,589		National Fuel Gas Co	2,268,450
237,486		NextEra Energy, Inc	42,505,244
181,350		NiSource, Inc	4,947,228
141,594		NRG Energy, Inc	5,792,610
99,826		OGE Energy Corp	4,087,875
226,787	*,b	PG&E Corp	2,948,231
57,490		Pinnacle West Capital Corp	5,066,019
353,659		PPL Corp	11,076,600
252,653		Public Service Enterprise Group, Inc	13,782,221
135,786		Sempra Energy	15,884,246
513,091		Southern Co	24,936,223
86,130		UGI Corp	4,911,994
39,023		Vectren Corp	2,824,485
196,317	*	Vistra Energy Corp	4,929,520
158,291		WEC Energy Group, Inc	11,559,992
254,689		Xcel Energy, Inc	13,335,516
		TOTAL UTILITIES	394,832,551

		TOTAL COMMON STOCKS	6,319,340,157
		(Cost $5,383,251,727)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.1%
$2,000,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	2,000,000
		TOTAL GOVERNMENT AGENCY DEBT			2,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
7,860,408	c	State Street Navigator Securities Lending Government Money Market Portfolio			7,860,408
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,860,408

		TOTAL SHORT-TERM INVESTMENTS			9,860,408
		(Cost $9,860,408)
		TOTAL INVESTMENTS - 100.0%			6,329,200,565
		(Cost $5,393,112,135)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			820,625
		NET ASSETS - 100.0%			$6,330,021,190

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,633,102.
227

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
54,811		Aptiv plc	$4,337,194
43,722		BorgWarner, Inc	1,788,230
811,445		Ford Motor Co	7,140,716
272,610		General Motors Co	10,637,242
48,761		Goodyear Tire & Rubber Co	1,033,246
34,738		Harley-Davidson, Inc	1,280,443
		TOTAL AUTOMOBILES & COMPONENTS	26,217,071

BANKS - 5.8%
1,904,350		Bank of America Corp	54,216,844
162,760		BB&T Corp	7,942,688
509,610		Citigroup, Inc	32,849,461
97,540		Citizens Financial Group, Inc	3,308,557
33,640		Comerica, Inc	2,648,814
136,636		Fifth Third Bancorp	3,664,577
34,087		First Republic Bank	3,293,827
221,297		Huntington Bancshares, Inc	2,929,972
694,489		JPMorgan Chase & Co	71,879,612
216,481		Keycorp	3,565,442
29,601		M&T Bank Corp	4,870,548
71,710		People’s United Financial, Inc	1,174,610
96,287		PNC Financial Services Group, Inc	11,811,526
216,313		Regions Financial Corp	3,281,468
94,228		SunTrust Banks, Inc	5,599,028
10,920	*	SVB Financial Group	2,548,510
316,113		US Bancorp	16,172,341
884,676		Wells Fargo & Co	43,269,503
41,168		Zions Bancorporation	1,959,185
		TOTAL BANKS	276,986,513

CAPITAL GOODS - 6.7%
121,366		3M Co	24,309,610
30,303		A.O. Smith Corp	1,450,302
19,715		Allegion plc	1,692,730
47,865		Ametek, Inc	3,489,359
87,149		Arconic, Inc	1,640,144
110,262		Boeing Co	42,519,232
123,169		Caterpillar, Inc	16,401,184
30,891		Cummins, Inc	4,544,375
66,883		Deere & Co	10,968,812
30,513		Dover Corp	2,679,957
90,854		Eaton Corp	6,927,617
129,203		Emerson Electric Co	8,458,920
59,208		Fastenal Co	3,579,716
228

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,320		Flowserve Corp	$1,203,173
29,072		Fluor Corp	1,063,163
61,863		Fortive Corp	4,639,106
29,762		Fortune Brands Home & Security, Inc	1,348,219
57,492		General Dynamics Corp	9,840,906
1,807,261		General Electric Co	18,361,772
24,508		Harris Corp	3,754,135
154,577		Honeywell International, Inc	22,201,895
9,072		Huntington Ingalls	1,872,914
64,237		Illinois Tool Works, Inc	8,820,382
51,485		Ingersoll-Rand plc	5,150,559
24,955		Jacobs Engineering Group, Inc	1,617,084
189,285		Johnson Controls International plc	6,392,154
16,089		L3 Technologies, Inc	3,167,602
51,388		Lockheed Martin Corp	14,886,590
61,521		Masco Corp	1,993,896
36,390		Northrop Grumman Corp	10,027,265
73,311		PACCAR, Inc	4,803,337
27,451		Parker-Hannifin Corp	4,524,199
32,646		Pentair plc	1,344,689
30,421		Quanta Services, Inc	1,075,078
59,698		Raytheon Co	9,835,842
25,444		Rockwell Automation, Inc	4,313,267
21,618		Roper Industries, Inc	6,123,515
11,898		Snap-On, Inc	1,974,949
31,611		Stanley Black & Decker, Inc	3,996,895
52,048		Textron, Inc	2,770,515
10,132		TransDigm Group, Inc	3,961,612
16,418	*	United Rentals, Inc	2,056,519
168,205		United Technologies Corp	19,859,964
9,519		W.W. Grainger, Inc	2,811,817
37,010		Xylem, Inc	2,637,333
		TOTAL CAPITAL GOODS	317,092,304

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
17,737		Cintas Corp	3,325,865
41,552	*	Copart, Inc	2,103,778
24,758		Equifax, Inc	2,649,601
74,897	*	IHS Markit Ltd	3,888,652
74,569		Nielsen NV	1,914,932
45,638		Republic Services, Inc	3,500,891
23,957		Robert Half International, Inc	1,543,550
31,255		Rollins, Inc	1,163,936
34,500	*	Verisk Analytics, Inc	4,050,645
81,941		Waste Management, Inc	7,839,295
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,981,145

CONSUMER DURABLES & APPAREL - 1.2%
31,341	*	Capri Holdings Ltd	1,331,366
70,539		DR Horton, Inc	2,712,225
25,295	*	Garmin Ltd	1,749,908
75,653		Hanesbrands, Inc	1,134,038
229

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

24,444		Hasbro, Inc	$2,213,649
27,507		Leggett & Platt, Inc	1,126,687
61,097		Lennar Corp (Class A)	2,897,220
71,698	*	Mattel, Inc	848,904
13,275	*	Mohawk Industries, Inc	1,709,687
83,700		Newell Rubbermaid, Inc	1,775,277
264,521		Nike, Inc (Class B)	21,658,980
53,886		Pulte Homes, Inc	1,498,570
15,986		PVH Corp	1,744,232
11,568		Ralph Lauren Corp	1,343,507
60,277		Tapestry, Inc	2,333,323
38,984	*	Under Armour, Inc	738,357
39,270	*	Under Armour, Inc (Class A)	814,460
67,695		VF Corp	5,697,888
13,344		Whirlpool Corp	1,774,885
		TOTAL CONSUMER DURABLES & APPAREL	55,103,163

CONSUMER SERVICES - 1.8%
84,083		Carnival Corp	4,841,499
5,058	*	Chipotle Mexican Grill, Inc (Class A)	2,678,767
25,532		Darden Restaurants, Inc	2,679,073
43,721		H&R Block, Inc	1,031,378
62,464		Hilton Worldwide Holdings, Inc	4,652,319
59,318		Marriott International, Inc (Class A)	6,793,691
160,792		McDonald’s Corp	28,746,394
105,033		MGM Resorts International	3,092,172
45,115	*	Norwegian Cruise Line Holdings Ltd	2,320,264
35,865		Royal Caribbean Cruises Ltd	4,305,593
257,281		Starbucks Corp	17,531,127
20,460		Wynn Resorts Ltd	2,516,785
65,341		Yum! Brands, Inc	6,140,747
		TOTAL CONSUMER SERVICES	87,329,809

DIVERSIFIED FINANCIALS - 3.4%
11,285		Affiliated Managers Group, Inc	1,184,361
145,886		American Express Co	14,982,492
29,222		Ameriprise Financial, Inc	3,699,505
190,351		Bank of New York Mellon Corp	9,959,164
25,390		BlackRock, Inc	10,538,881
98,838		Capital One Financial Corp	7,965,354
23,382		CBOE Holdings, Inc	2,180,839
248,554		Charles Schwab Corp	11,624,871
74,276		CME Group, Inc	13,539,029
70,789		Discover Financial Services	4,777,550
53,043		E*TRADE Financial Corp	2,474,986
64,089		Franklin Resources, Inc	1,897,675
72,071		Goldman Sachs Group, Inc	14,270,779
118,738		IntercontinentalExchange Group, Inc	9,114,329
83,923		Invesco Ltd	1,529,077
56,934		Jefferies Financial Group, Inc	1,184,797
35,074		Moody’s Corp	5,559,580
230

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

272,550		Morgan Stanley	$11,528,865
18,422		MSCI, Inc (Class A)	3,136,714
24,170		NASDAQ OMX Group, Inc	2,127,927
46,725		Northern Trust Corp	4,133,293
26,241		Raymond James Financial, Inc	2,112,401
51,850		S&P Global, Inc	9,937,053
79,417		State Street Corp	5,630,665
137,770		Synchrony Financial	4,138,611
50,894		T Rowe Price Group, Inc	4,756,553
		TOTAL DIVERSIFIED FINANCIALS	163,985,351

ENERGY - 5.4%
105,963		Anadarko Petroleum Corp	5,015,229
80,822		Apache Corp	2,652,578
105,680		Baker Hughes a GE Co	2,490,878
89,690		Cabot Oil & Gas Corp	2,237,765
397,908		Chevron Corp	45,620,152
19,121		Cimarex Energy Co	1,440,576
40,854	*	Concho Resources, Inc	4,895,943
240,506		ConocoPhillips	16,279,851
97,188	*	Devon Energy Corp	2,590,060
31,623		Diamondback Energy, Inc	3,260,964
119,300		EOG Resources, Inc	11,834,560
884,163	d	Exxon Mobil Corp	64,791,465
184,152		Halliburton Co	5,775,007
22,099		Helmerich & Payne, Inc	1,237,323
52,725		Hess Corp	2,847,150
33,934		HollyFrontier Corp	1,911,842
389,786		Kinder Morgan, Inc	7,055,127
174,601		Marathon Oil Corp	2,756,950
143,037		Marathon Petroleum Corp	9,477,632
78,642		National Oilwell Varco, Inc	2,318,366
41,493	*	Newfield Exploration Co	758,492
96,587		Noble Energy, Inc	2,157,754
157,771		Occidental Petroleum Corp	10,535,947
85,535		ONEOK, Inc	5,492,202
88,874		Phillips 66	8,479,468
35,729		Pioneer Natural Resources Co	5,084,951
288,295		Schlumberger Ltd	12,745,522
84,691		TechnipFMC plc (Euro OTC)	1,944,505
88,978		Valero Energy Corp	7,814,048
253,150		Williams Cos, Inc	6,817,330
		TOTAL ENERGY	258,319,637

FOOD & STAPLES RETAILING - 1.5%
91,209		Costco Wholesale Corp	19,576,187
165,684		Kroger Co	4,693,828
99,662		Sysco Corp	6,363,419
168,104		Walgreens Boots Alliance, Inc	12,147,195
297,025		Walmart, Inc	28,463,906
		TOTAL FOOD & STAPLES RETAILING	71,244,535
231

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.9%
390,129		Altria Group, Inc	$19,252,866
116,103		Archer Daniels Midland Co	5,213,025
35,268		Brown-Forman Corp (Class B)	1,666,413
40,118		Campbell Soup Co	1,421,381
798,707		Coca-Cola Co	38,441,768
98,208		ConAgra Brands, Inc	2,125,221
34,963		Constellation Brands, Inc (Class A)	6,071,675
124,713		General Mills, Inc	5,542,246
29,622		Hershey Co	3,142,894
55,727		Hormel Foods Corp	2,358,367
23,316		J.M. Smucker Co	2,445,382
52,945		Kellogg Co	3,124,284
129,347		Kraft Heinz Co	6,216,417
30,561		Lamb Weston Holdings, Inc	2,209,560
24,893		McCormick & Co, Inc	3,077,770
39,161		Molson Coors Brewing Co (Class B)	2,608,514
304,829		Mondelez International, Inc	14,101,389
82,165	*	Monster Beverage Corp	4,703,125
293,239		PepsiCo, Inc	33,039,238
324,708		Philip Morris International, Inc	24,911,598
61,924		Tyson Foods, Inc (Class A)	3,834,334
		TOTAL FOOD, BEVERAGE & TOBACCO	185,507,467

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
365,430		Abbott Laboratories	26,669,081
9,391	*	Abiomed, Inc	3,296,898
15,296	*	Align Technology, Inc	3,807,939
33,339		AmerisourceBergen Corp	2,779,473
54,086		Anthem, Inc	16,388,058
103,989		Baxter International, Inc	7,538,163
55,772		Becton Dickinson & Co	13,912,883
289,939	*	Boston Scientific Corp	11,061,173
62,523		Cardinal Health, Inc	3,124,274
42,956	*	Centene Corp	5,608,765
68,872	*	Cerner Corp	3,781,762
78,480		Cigna Corp	15,681,089
10,086		Cooper Cos, Inc	2,811,573
268,177		CVS Health Corp	17,579,002
127,178		Danaher Corp	14,106,584
26,595	*	DaVita, Inc	1,492,777
45,023		Dentsply Sirona, Inc	1,888,715
43,642	*	Edwards Lifesciences Corp	7,437,470
55,473		HCA Holdings, Inc	7,734,600
32,307	*	Henry Schein, Inc	2,510,254
57,112	*	Hologic, Inc	2,535,773
28,417		Humana, Inc	8,780,569
17,963	*	IDEXX Laboratories, Inc	3,822,167
23,759	*	Intuitive Surgical, Inc	12,441,163
20,963	*	Laboratory Corp of America Holdings	2,921,194
41,067		McKesson Corp	5,266,843
280,513		Medtronic plc	24,794,544
232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,994		Quest Diagnostics, Inc	$2,445,276
29,379		Resmed, Inc	2,795,999
63,919		Stryker Corp	11,350,097
9,568		Teleflex, Inc	2,616,848
200,443		UnitedHealth Group, Inc	54,159,699
18,130		Universal Health Services, Inc (Class B)	2,402,769
18,964	*	Varian Medical Systems, Inc	2,503,817
10,455	*	WellCare Health Plans, Inc	2,890,598
41,561		Zimmer Biomet Holdings, Inc	4,553,423
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	315,491,312

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
51,521		Church & Dwight Co, Inc	3,328,772
26,586		Clorox Co	3,944,831
182,042		Colgate-Palmolive Co	11,774,476
84,060		Coty, Inc	652,306
45,740		Estee Lauder Cos (Class A)	6,239,851
72,584		Kimberly-Clark Corp	8,084,406
518,743		Procter & Gamble Co	50,043,137
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	84,067,779

INSURANCE - 4.1%
158,927		Aflac, Inc	7,580,818
71,360		Allstate Corp	6,270,403
183,107		American International Group, Inc	7,915,716
49,665		Aon plc	7,759,163
37,727		Arthur J. Gallagher & Co	2,818,584
10,686		Assurant, Inc	1,030,023
405,572	*	Berkshire Hathaway, Inc (Class B)	83,361,269
25,237	*	Brighthouse Financial, Inc	942,350
96,375		Chubb Ltd	12,822,694
31,730		Cincinnati Financial Corp	2,573,938
8,419		Everest Re Group Ltd	1,844,182
73,549		Hartford Financial Services Group, Inc	3,450,919
45,110		Lincoln National Corp	2,638,484
58,005		Loews Corp	2,778,439
104,997		Marsh & McLennan Cos, Inc	9,259,685
204,894		Metlife, Inc	9,357,509
54,952		Principal Financial Group	2,751,447
121,280		Progressive Corp	8,160,931
87,273		Prudential Financial, Inc	8,041,334
20,667		Torchmark Corp	1,731,068
55,953		Travelers Cos, Inc	7,024,340
46,504		UnumProvident Corp	1,616,479
27,208		Willis Towers Watson plc	4,429,190
		TOTAL INSURANCE	196,158,965

MATERIALS - 2.7%
45,869		Air Products & Chemicals, Inc	7,540,405
22,757		Albemarle Corp	1,837,173
18,260		Avery Dennison Corp	1,907,257
70,872		Ball Corp	3,705,188
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,238		Celanese Corp (Series A)	$2,608,311
47,781		CF Industries Holdings, Inc	2,085,641
477,863		DowDuPont, Inc	25,713,808
29,825		Eastman Chemical Co	2,404,491
52,419		Ecolab, Inc	8,291,113
27,653		FMC Corp	2,206,709
303,454		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,532,205
21,107		International Flavors & Fragrances, Inc	2,992,550
85,655		International Paper Co	4,062,617
113,994		Linde plc	18,582,162
66,564		LyondellBasell Industries AF S.C.A	5,789,071
12,940		Martin Marietta Materials, Inc	2,286,239
72,356		Mosaic Co	2,335,652
109,031		Newmont Mining Corp	3,719,047
65,508		Nucor Corp	4,011,710
19,463		Packaging Corp of America	1,835,750
50,901		PPG Industries, Inc	5,367,001
33,507		Sealed Air Corp	1,323,527
17,223		Sherwin-Williams Co	7,259,839
27,792		Vulcan Materials Co	2,825,057
53,262		WestRock Co	2,168,296
		TOTAL MATERIALS	126,390,819

MEDIA & ENTERTAINMENT - 8.2%
156,887		Activision Blizzard, Inc	7,411,342
62,396	*	Alphabet, Inc (Class A)	70,251,033
64,221	*	Alphabet, Inc (Class C)	71,694,398
69,812		CBS Corp (Class B)	3,452,901
36,876	*	Charter Communications, Inc	12,207,800
947,248		Comcast Corp (Class A)	34,640,859
32,619	*	Discovery, Inc (Class A)	925,727
75,310	*	Discovery, Inc (Class C)	2,007,011
47,021	*	DISH Network Corp (Class A)	1,442,134
62,491	*	Electronic Arts, Inc	5,764,170
501,297	*	Facebook, Inc	83,561,197
80,080		Interpublic Group of Cos, Inc	1,821,820
90,452	*	NetFlix, Inc	30,708,454
79,664		News Corp (Class A)	1,022,089
25,832		News Corp (Class B)	334,008
45,620		Omnicom Group, Inc	3,552,886
23,629	*	Take-Two Interactive Software, Inc	2,494,041
19,904	*	TripAdvisor, Inc	1,142,091
219,561		Twenty-First Century Fox, Inc	10,826,553
102,346		Twenty-First Century Fox, Inc (Class B)	5,021,095
150,487	*	Twitter, Inc	5,050,344
72,179		Viacom, Inc (Class B)	2,123,506
310,191		Walt Disney Co	34,592,500
		TOTAL MEDIA & ENTERTAINMENT	392,047,959
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
313,400		AbbVie, Inc	$25,162,886
65,358		Agilent Technologies, Inc	4,970,476
45,485	*	Alexion Pharmaceuticals, Inc	5,592,836
66,460		Allergan plc	9,568,911
133,296		Amgen, Inc	24,941,014
41,963	*	Biogen Idec, Inc	14,006,410
339,999		Bristol-Myers Squibb Co	16,785,751
146,155	*	Celgene Corp	12,928,871
196,980		Eli Lilly & Co	23,610,023
269,377		Gilead Sciences, Inc	18,859,084
30,600	*	Illumina, Inc	8,561,574
36,818	*	Incyte Corp	2,967,163
33,308	*	IQVIA Holdings, Inc	4,297,065
559,146		Johnson & Johnson	74,411,150
542,891		Merck & Co, Inc	40,407,377
5,277	*	Mettler-Toledo International, Inc	3,367,570
107,298	*	Mylan NV	3,213,575
36,108	*	Nektar Therapeutics	1,528,813
23,205	*	PerkinElmer, Inc	2,100,052
24,574		Perrigo Co plc	1,141,462
1,207,306		Pfizer, Inc	51,250,140
16,159	*	Regeneron Pharmaceuticals, Inc	6,936,574
83,690		Thermo Fisher Scientific, Inc	20,560,122
53,247	*	Vertex Pharmaceuticals, Inc	10,165,385
15,637	*	Waters Corp	3,615,587
100,196		Zoetis, Inc	8,632,887
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	399,582,758

REAL ESTATE - 3.0%
22,207		Alexandria Real Estate Equities, Inc	2,924,884
91,459		American Tower Corp	15,807,774
32,564		Apartment Investment & Management Co (Class A)	1,612,569
28,985		AvalonBay Communities, Inc	5,591,786
31,777		Boston Properties, Inc	4,190,433
66,156	*	CBRE Group, Inc	3,026,637
86,373		Crown Castle International Corp	10,110,823
43,127		Digital Realty Trust, Inc	4,672,379
77,569		Duke Realty Corp	2,268,118
16,766		Equinix, Inc	6,605,804
76,562		Equity Residential	5,555,339
13,594		Essex Property Trust, Inc	3,686,693
25,985		Extra Space Storage, Inc	2,562,381
16,218		Federal Realty Investment Trust	2,150,020
96,400		HCP, Inc	3,040,456
152,269		Host Marriott Corp	2,749,978
58,055		Iron Mountain, Inc	2,159,646
84,500		Kimco Realty Corp	1,437,345
22,630		Macerich Co	1,044,601
23,434		Mid-America Apartment Communities, Inc	2,373,396
131,096		Prologis, Inc	9,066,599
30,769		Public Storage, Inc	6,539,028
60,868		Realty Income Corp	4,181,023
35,553		Regency Centers Corp	2,310,945
23,357	*	SBA Communications Corp	4,263,353
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

64,332		Simon Property Group, Inc	$11,716,144
18,157		SL Green Realty Corp	1,678,251
55,268		UDR, Inc	2,417,975
75,385		Ventas, Inc	4,861,579
35,296		Vornado Realty Trust	2,467,543
77,747		Welltower, Inc	6,024,615
156,545		Weyerhaeuser Co	4,107,741
		TOTAL REAL ESTATE	143,205,858

RETAILING - 6.6%
15,336		Advance Auto Parts, Inc	2,441,491
85,674	*	Amazon.com, Inc	147,250,474
5,269	*	AutoZone, Inc	4,464,635
48,896		Best Buy Co, Inc	2,896,599
9,685	*	Booking Holdings, Inc	17,750,765
35,760	*	CarMax, Inc	2,101,973
55,093		Dollar General Corp	6,359,385
48,710	*	Dollar Tree, Inc	4,716,589
189,345	*	eBay, Inc	6,371,459
24,182		Expedia, Inc	2,883,704
24,360		Foot Locker, Inc	1,361,480
40,066		Gap, Inc	1,019,279
30,214		Genuine Parts Co	3,015,962
236,088		Home Depot, Inc	43,329,231
34,856		Kohl’s Corp	2,394,259
45,831		L Brands, Inc	1,275,935
66,660	*	LKQ Corp	1,747,825
167,516		Lowe’s Companies, Inc	16,108,339
64,234		Macy’s, Inc	1,689,354
24,315		Nordstrom, Inc	1,128,459
16,747	*	O’Reilly Automotive, Inc	5,772,021
78,285		Ross Stores, Inc	7,211,614
109,515		Target Corp	7,994,595
22,799		Tiffany & Co	2,022,955
258,921		TJX Companies, Inc	12,876,141
24,521		Tractor Supply Co	2,094,093
11,529	*	Ulta Beauty, Inc	3,365,546
		TOTAL RETAILING	311,644,162

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
182,989	*	Advanced Micro Devices, Inc	4,466,762
76,947		Analog Devices, Inc	7,606,980
205,822		Applied Materials, Inc	8,043,524
86,261		Broadcom, Inc	23,139,513
952,383		Intel Corp	44,876,287
31,449		Kla-Tencor Corp	3,351,520
32,502		Lam Research Corp	5,511,689
57,946		Maxim Integrated Products, Inc	3,144,729
49,830	e	Microchip Technology, Inc	4,004,837
233,106	*	Micron Technology, Inc	8,909,311
127,282		NVIDIA Corp	18,296,788
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

26,371	*	Qorvo, Inc	$1,723,609
250,583		QUALCOMM, Inc	12,408,870
35,982		Skyworks Solutions, Inc	2,628,125
200,704		Texas Instruments, Inc	20,206,879
52,984		Xilinx, Inc	5,931,029
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	174,250,452

SOFTWARE & SERVICES - 10.8%
132,790		Accenture plc	20,389,904
101,762	*	Adobe, Inc	25,218,659
34,035	*	Akamai Technologies, Inc	2,215,678
9,660		Alliance Data Systems Corp	1,715,519
17,494	*	Ansys, Inc	2,875,139
45,649	*	Autodesk, Inc	6,719,533
91,171		Automatic Data Processing, Inc	12,749,353
24,393		Broadridge Financial Solutions, Inc	2,459,546
58,197	*	Cadence Design Systems, Inc	2,795,202
27,114		Citrix Systems, Inc	2,780,270
121,117		Cognizant Technology Solutions Corp (Class A)	8,439,433
58,823		DXC Technology Co	3,771,731
68,669		Fidelity National Information Services, Inc	7,177,971
83,797	*	Fiserv, Inc	6,949,285
18,528	*	FleetCor Technologies, Inc	3,739,136
30,185	*	Fortinet, Inc	2,311,265
18,905	*	Gartner, Inc	2,569,000
32,839		Global Payments, Inc	3,687,163
189,831		International Business Machines Corp	25,517,083
53,477		Intuit, Inc	11,541,406
15,854		Jack Henry & Associates, Inc	2,117,302
188,968		MasterCard, Inc (Class A)	39,896,814
1,612,455		Microsoft Corp	168,388,676
529,943		Oracle Corp	26,619,037
66,860		Paychex, Inc	4,733,688
246,064	*	PayPal Holdings, Inc	21,840,640
36,360	*	Red Hat, Inc	6,466,262
159,783	*	salesforce.com, Inc	24,282,222
127,830		Symantec Corp	2,686,987
31,005	*	Synopsys, Inc	2,894,317
34,521		Total System Services, Inc	3,093,427
22,441	*	VeriSign, Inc	3,798,588
366,902		Visa, Inc (Class A)	49,535,439
91,845		Western Union Co	1,676,171
		TOTAL SOFTWARE & SERVICES	513,651,846

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
63,008		Amphenol Corp (Class A)	5,539,663
940,679		Apple, Inc	156,566,613
10,794	*	Arista Networks, Inc	2,318,335
939,145		Cisco Systems, Inc	44,412,167
167,476		Corning, Inc	5,570,252
12,940	*	F5 Networks, Inc	2,082,693
28,578		Flir Systems, Inc	1,396,893
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

296,978		Hewlett Packard Enterprise Co	$4,629,887
324,059		HP, Inc	7,139,020
7,783	*	IPG Photonics Corp	1,035,139
72,375		Juniper Networks, Inc	1,877,408
39,373	*	Keysight Technologies, Inc	2,914,389
33,452		Motorola, Inc	3,910,873
52,643		NetApp, Inc	3,357,044
54,701		Seagate Technology, Inc	2,422,160
72,434		TE Connectivity Ltd	5,863,532
60,944		Western Digital Corp	2,741,871
44,904		Xerox Corp	1,266,742
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	255,044,681

TELECOMMUNICATION SERVICES - 2.0%
1,517,960		AT&T, Inc	45,629,877
191,975		CenturyLink, Inc	2,941,057
862,329		Verizon Communications, Inc	47,479,835
		TOTAL TELECOMMUNICATION SERVICES	96,050,769

TRANSPORTATION - 2.1%
25,554		Alaska Air Group, Inc	1,634,178
85,902		American Airlines Group, Inc	3,072,714
28,913		CH Robinson Worldwide, Inc	2,508,781
168,200		CSX Corp	11,050,740
129,085		Delta Air Lines, Inc	6,380,672
34,663		Expeditors International of Washington, Inc	2,402,146
50,952		FedEx Corp	9,047,547
16,991		JB Hunt Transport Services, Inc	1,818,717
21,239		Kansas City Southern Industries, Inc	2,246,024
56,751		Norfolk Southern Corp	9,519,413
105,033		Southwest Airlines Co	5,961,673
153,789		Union Pacific Corp	24,463,216
47,927	*	United Continental Holdings, Inc	4,182,589
143,788		United Parcel Service, Inc (Class B)	15,155,255
		TOTAL TRANSPORTATION	99,443,665

UTILITIES - 3.2%
137,268		AES Corp	2,249,822
47,644		Alliant Energy Corp	2,118,729
51,283		Ameren Corp	3,555,963
101,354		American Electric Power Co, Inc	8,019,128
37,874		American Water Works Co, Inc	3,623,406
102,604		Centerpoint Energy, Inc	3,172,516
59,354		CMS Energy Corp	3,094,718
65,294		Consolidated Edison, Inc	5,070,079
156,436		Dominion Resources, Inc	10,988,065
37,986		DTE Energy Co	4,472,851
148,159		Duke Energy Corp	13,005,397
67,099		Edison International	3,822,630
39,087		Entergy Corp	3,486,169
55,840		Evergy, Inc	3,200,749
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

65,298	Eversource Energy	$4,532,334
200,291	Exelon Corp	9,565,898
101,773	FirstEnergy Corp	3,989,502
99,270	NextEra Energy, Inc	17,767,345
74,423	NiSource, Inc	2,030,259
60,250	NRG Energy, Inc	2,464,827
22,649	Pinnacle West Capital Corp	1,995,830
144,629	PPL Corp	4,529,780
106,036	Public Service Enterprise Group, Inc	5,784,264
57,210	Sempra Energy	6,692,426
213,491	Southern Co	10,375,663
67,009	WEC Energy Group, Inc	4,893,667
109,536	Xcel Energy, Inc	5,735,305
	TOTAL UTILITIES	150,237,322

	TOTAL COMMON STOCKS	4,731,035,342
	(Cost $2,902,877,306)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
$19,900,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	19,900,000
		TOTAL GOVERNMENT AGENCY DEBT			19,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,352,177	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,352,177
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,352,177

		TOTAL SHORT-TERM INVESTMENTS			21,252,177
		(Cost $21,252,177)
		TOTAL INVESTMENTS - 100.0%			4,752,287,519
		(Cost $2,924,129,483)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			2,060,295
		NET ASSETS - 100.0%			$4,754,347,814

Abbreviation(s):
OTC Over The Counter

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,316,380.

Futures contracts outstanding as of January 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	132	03/15/19	$17,446,237	$17,849,700	$403,463

239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
147,359	*	American Axle & Manufacturing Holdings, Inc	$2,177,966
69,472		Cooper Tire & Rubber Co	2,445,415
24,333	*	Cooper-Standard Holding, Inc	1,860,501
196,572		Dana Holding Corp	3,463,599
37,093	*	Dorman Products, Inc	3,188,143
49,380	*	Fox Factory Holding Corp	2,929,715
48,430	*	Gentherm, Inc	2,061,181
33,581		LCI Industries, Inc	2,768,418
72,580	*	Modine Manufacturing Co	1,061,845
26,119	*,e	Motorcar Parts of America, Inc	522,380
18,693	*	Shiloh Industries, Inc	111,971
55,386		Spartan Motors, Inc	466,350
30,215		Standard Motor Products, Inc	1,485,369
37,505	*	Stoneridge, Inc	979,256
33,340		Superior Industries International, Inc	171,701
68,699		Tenneco, Inc	2,382,481
26,929		Tower International, Inc	783,365
41,236		Winnebago Industries, Inc	1,179,350
		TOTAL AUTOMOBILES & COMPONENTS	30,039,006

BANKS - 11.7%
8,952		1st Constitution Bancorp	173,848
22,294		1st Source Corp	1,012,148
21,033		Access National Corp	496,589
9,148		ACNB Corp	332,987
17,995	*	Allegiance Bancshares, Inc	646,380
16,359		Amalgamated Bank	293,480
9,511		American National Bankshares, Inc	310,819
59,000		Ameris Bancorp	2,239,050
10,037	*	Ames National Corp	252,330
16,408		Arrow Financial Corp	522,595
35,580	*	Atlantic Capital Bancshares, Inc	643,286
2,885	e	Auburn National Bancorporation, Inc	93,936
81,231	*	Axos Financial, Inc	2,466,173
59,825	e	Banc of California, Inc	872,248
24,599		Bancfirst Corp	1,320,474
129,340		BancorpSouth Bank	3,774,141
18,187		Bank of Commerce Holdings	194,419
16,598		Bank of Marin Bancorp	696,120
76,138		Bank of NT Butterfield & Son Ltd	2,668,637
7,049		Bank of Princeton	208,227
4,650	*	Bank7 Corp	72,493
16,749		BankFinancial Corp	251,235
7,434		Bankwell Financial Group, Inc	214,843
44,284		Banner Corp	2,415,249
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,655		Bar Harbor Bankshares	$494,274
12,487	*	Baycom Corp	269,719
16,533		BCB Bancorp, Inc	194,097
96,529		Beneficial Bancorp, Inc	1,504,887
55,076		Berkshire Hills Bancorp, Inc	1,500,821
33,303		Blue Hills Bancorp, Inc	787,283
113,174		Boston Private Financial Holdings, Inc	1,312,818
20,472		Bridge Bancorp, Inc	630,333
31,082	*	Bridgewater Bancshares, Inc	346,564
111,266		Brookline Bancorp, Inc	1,654,525
27,792		Bryn Mawr Bank Corp	1,028,026
9,670	*	BSB Bancorp, Inc	311,954
11,585		Business First Bancshares, Inc	267,266
22,947	*	Byline Bancorp, Inc	433,469
3,938		C&F Financial Corp	196,821
166,336		Cadence BanCorp	3,118,800
4,505	e	Cambridge Bancorp	342,830
20,660		Camden National Corp	837,143
8,590	*	Capital Bancorp, Inc	100,933
13,244		Capital City Bank Group, Inc	317,856
177,304		Capitol Federal Financial	2,281,902
9,818		Capstar Financial Holdings, Inc	156,597
30,342		Carolina Financial Corp	1,050,440
105,756		Cathay General Bancorp	3,925,663
5,700		CB Financial Services, Inc	137,655
25,212		CBTX, Inc	813,087
126,991		Centerstate Banks of Florida, Inc	3,149,377
41,009		Central Pacific Financial Corp	1,174,088
14,062		Central Valley Community Bancorp	278,006
3,444		Century Bancorp, Inc	267,358
96,668		Chemical Financial Corp	4,297,859
3,740		Chemung Financial Corp	156,781
13,599		Citizens & Northern Corp	340,927
21,745		City Holding Co	1,558,682
18,467		Civista Bancshares, Inc	345,887
18,179		CNB Financial Corp	459,383
8,214	*	Coastal Financial Corp	122,142
11,174		Codorus Valley Bancorp, Inc	246,945
99,251		Columbia Banking System, Inc	3,647,474
70,584	*	Columbia Financial, Inc	1,045,349
12,325		Commerce Union Bancshares, Inc	264,988
68,458		Community Bank System, Inc	4,104,057
25,274	*	Community Bankers Trust Corp	188,544
4,657		Community Financial Corp	137,614
19,694		Community Trust Bancorp, Inc	799,773
42,629		ConnectOne Bancorp, Inc	852,580
6,318		County Bancorp, Inc	108,101
40,739	*	Customers Bancorp, Inc	801,336
152,792		CVB Financial Corp	3,347,673
46,495		Dime Community Bancshares	916,881
43,231	*	Eagle Bancorp, Inc	2,372,517
7,391	*	Entegra Financial Corp	172,654
11,122		Enterprise Bancorp, Inc	359,797
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,970		Enterprise Financial Services Corp	$1,410,836
18,254	*	Equity Bancshares, Inc	579,565
7,285	*	Esquire Financial Holdings, Inc	158,303
11,519		ESSA Bancorp, Inc	173,476
131,920	*	Essent Group Ltd	5,243,820
5,436		Evans Bancorp, Inc	190,260
10,436	e	Farmers & Merchants Bancorp, Inc	329,047
29,118		Farmers National Banc Corp	377,660
23,382		FB Financial Corp	773,477
13,151		Federal Agricultural Mortgage Corp (Class C)	930,433
3,409	e	Fidelity D&D Bancorp, Inc	201,165
31,910		Fidelity Southern Corp	971,979
18,738		Financial Institutions, Inc	502,553
40,871		First Bancorp (NC)	1,502,827
290,092		First Bancorp (Puerto Rico)	3,089,480
12,679		First Bancorp, Inc	328,006
15,111		First Bancshares, Inc	489,748
19,916		First Bank	223,856
61,426		First Busey Corp	1,520,908
9,757		First Business Financial Services, Inc	201,384
12,032		First Choice Bancorp	260,012
138,357		First Commonwealth Financial Corp	1,881,655
19,531		First Community Bancshares, Inc	669,913
8,752		First Community Corp	179,416
25,822		First Defiance Financial Corp	727,664
131,128		First Financial Bancorp	3,452,600
89,606	e	First Financial Bankshares, Inc	5,474,927
14,536		First Financial Corp	602,808
10,818		First Financial Northwest, Inc	163,893
56,383	*	First Foundation, Inc	819,245
5,815	e	First Guaranty Bancshares, Inc	126,360
12,694		First Internet Bancorp	253,880
46,202		First Interstate Bancsystem, Inc	1,798,182
67,871		First Merchants Corp	2,486,115
17,030		First Mid-Illinois Bancshares, Inc	554,837
144,843		First Midwest Bancorp, Inc	3,189,443
11,534		First Northwest Bancorp	176,124
29,949		First of Long Island Corp	620,543
2,224	e	First Savings Financial Group, Inc	111,489
8,342		First United Corp	135,140
40,783	*	Flagstar Bancorp, Inc	1,258,156
33,981		Flushing Financial Corp	753,699
19,540	*	Franklin Financial Network, Inc	622,740
3,856		FS Bancorp, Inc	187,209
233,831		Fulton Financial Corp	3,752,988
2,529	*	FVCBankcorp, Inc	44,258
26,969		German American Bancorp, Inc	788,843
115,242		Glacier Bancorp, Inc	4,860,908
14,831		Great Southern Bancorp, Inc	791,086
80,510		Great Western Bancorp, Inc	2,841,198
3,193	e	Greene County Bancorp, Inc	97,291
9,124		Guaranty Bancshares, Inc	273,720
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

115,140		Hancock Holding Co	$4,729,951
45,743		Hanmi Financial Corp	1,003,144
15,383	*	HarborOne Bancorp, Inc	233,514
40,772		Heartland Financial USA, Inc	1,849,418
57,021		Heritage Commerce Corp	756,669
50,883		Heritage Financial Corp	1,576,355
99,893		Hilltop Holdings, Inc	1,839,030
1,568		Hingham Institution for Savings	289,923
9,547		Home Bancorp, Inc	337,582
216,164		Home Bancshares, Inc	3,957,963
34,158	*	HomeStreet, Inc	835,846
23,489		HomeTrust Bancshares, Inc	634,203
171,410		Hope Bancorp, Inc	2,452,877
48,787		Horizon Bancorp	787,422
15,950	*	Howard Bancorp, Inc	204,639
76,037		IBERIABANK Corp	5,618,374
11,749	*,e	Impac Mortgage Holdings, Inc	41,239
37,155		Independent Bank Corp (MA)	2,964,226
33,564		Independent Bank Corp (MI)	743,778
44,489		Independent Bank Group, Inc	2,347,240
77,081		International Bancshares Corp	2,734,063
9,633		Investar Holding Corp	222,137
330,726		Investors Bancorp, Inc	4,015,014
128,193		Kearny Financial Corp	1,645,998
61,594		Lakeland Bancorp, Inc	963,946
33,414		Lakeland Financial Corp	1,504,632
11,358		LCNB Corp	187,407
66,001		LegacyTexas Financial Group, Inc	2,629,480
10,895	*,e	LendingTree, Inc	3,228,624
6,940		Level One Bancorp, Inc	168,642
35,305		Live Oak Bancshares, Inc	490,740
27,357		Luther Burbank Corp	258,524
30,089		Macatawa Bank Corp	293,669
7,526	*	Malvern Bancorp, Inc	157,444
112,312		MB Financial, Inc	4,984,407
21,340		MBT Financial Corp	213,613
21,785		Mercantile Bank Corp	723,262
22,693		Merchants Bancorp	444,102
65,751		Meridian Bancorp, Inc	1,041,167
39,241		Meta Financial Group, Inc	924,126
9,563	*	Metropolitan Bank Holding Corp	334,705
495,117	*	MGIC Investment Corp	6,179,060
5,737	e	Mid Penn Bancorp, Inc	132,812
3,056		Middlefield Banc Corp	130,675
28,123		Midland States Bancorp, Inc	678,046
16,830		Midsouth Bancorp, Inc	192,199
13,094		MidWestOne Financial Group, Inc	362,835
105,071	*	Mr Cooper Group, Inc	1,617,043
7,189		MutualFirst Financial, Inc	208,481
10,265		MVB Financial Corp	172,863
39,469		National Bank Holdings Corp	1,261,429
8,191		National Bankshares, Inc	284,473
25,897	*	National Commerce Corp	1,054,396
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

59,927		NBT Bancorp, Inc	$2,134,600
10,506	*	Nicolet Bankshares, Inc	574,573
88,219	*	NMI Holdings, Inc	1,940,818
8,497		Northeast Bancorp	167,561
58,262		Northfield Bancorp, Inc	833,729
8,023		Northrim BanCorp, Inc	265,802
131,472		Northwest Bancshares, Inc	2,319,166
6,749	e	Norwood Financial Corp	197,881
8,461		Oak Valley Bancorp	149,337
67,156		OceanFirst Financial Corp	1,612,416
1,445	e	Oconee Federal Financial Corp	37,787
116,891	*	Ocwen Financial Corp	196,377
62,509		OFG Bancorp	1,211,424
4,776	e	Ohio Valley Banc Corp	171,363
21,287		Old Line Bancshares, Inc	574,962
207,662		Old National Bancorp	3,351,665
33,981		Old Second Bancorp, Inc	476,753
15,149	*	OP Bancorp	137,856
27,146		Opus Bank	567,351
24,341		Origin Bancorp, Inc	829,298
56,313		Oritani Financial Corp	949,437
8,694		Orrstown Financial Services, Inc	163,708
15,271		Pacific City Financial Corp	251,208
18,242	*	Pacific Mercantile Bancorp	143,382
62,976	*	Pacific Premier Bancorp, Inc	1,873,536
18,585		Park National Corp	1,747,362
7,252		Parke Bancorp, Inc	142,284
21,230		PCSB Financial Corp	431,181
10,723	*	PDL Community Bancorp	138,648
27,148		Peapack Gladstone Financial Corp	724,580
5,474		Penns Woods Bancorp, Inc	193,396
28,580		PennyMac Financial Services, Inc	591,034
5,435		Peoples Bancorp of North Carolina, Inc	141,310
21,566		Peoples Bancorp, Inc	690,112
8,250		Peoples Financial Services Corp	340,230
18,765		People’s Utah Bancorp	551,691
19,304		Preferred Bank	898,794
15,076		Premier Financial Bancorp, Inc	215,135
5,138	*	Provident Bancorp, Inc	116,170
86,276		Provident Financial Services, Inc	2,131,880
9,485		Prudential Bancorp, Inc	173,006
17,436		QCR Holdings, Inc	597,357
296,217		Radian Group, Inc	5,699,215
18,989		RBB Bancorp	354,145
66,539		Renasant Corp	2,363,465
11,527		Republic Bancorp, Inc (Class A)	480,561
57,345	*	Republic First Bancorp, Inc	338,336
22,593		Riverview Bancorp, Inc	168,318
46,633		S&T Bancorp, Inc	1,791,640
48,775		Sandy Spring Bancorp, Inc	1,590,553
8,722		SB One Bancorp	191,012
64,269	*	Seacoast Banking Corp of Florida	1,768,683
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,799	*	Select Bancorp, Inc	$251,668
64,672		ServisFirst Bancshares, Inc	2,182,680
14,849		Shore Bancshares, Inc	221,250
13,457		SI Financial Group, Inc	173,326
17,208		Sierra Bancorp	457,733
124,753		Simmons First National Corp (Class A)	3,086,389
13,867	*	SmartFinancial, Inc	267,633
49,748		South State Corp	3,300,780
7,594	*	Southern First Bancshares, Inc	273,308
8,658		Southern Missouri Bancorp, Inc	304,848
24,766		Southern National Bancorp of Virginia, Inc	373,471
45,323		Southside Bancshares, Inc	1,495,206
12,297	*	Spirit of Texas Bancshares, Inc	270,780
20,142		Sterling Bancorp, Inc	173,221
27,711		Stock Yards Bancorp, Inc	957,969
12,499		Summit Financial Group, Inc	294,101
8,884		Territorial Bancorp, Inc	245,021
72,514	*	The Bancorp, Inc	614,919
7,315		Timberland Bancorp, Inc	205,698
20,093		Tompkins Trustco, Inc	1,477,639
91,143		TowneBank	2,366,072
36,317		Trico Bancshares	1,369,877
36,086	*	Tristate Capital Holdings, Inc	734,711
33,337	*	Triumph Bancorp, Inc	1,015,445
134,231		Trustco Bank Corp NY	1,041,633
91,842		Trustmark Corp	2,895,778
62,173		UMB Financial Corp	4,001,454
88,979		Union Bankshares Corp	2,808,177
4,553		Union Bankshares, Inc	216,950
135,579		United Bankshares, Inc	4,795,429
107,386		United Community Banks, Inc	2,761,968
64,491		United Community Financial Corp	611,375
70,284		United Financial Bancorp, Inc (New)	1,040,906
15,327		United Security Bancshares	157,255
8,990		Unity Bancorp, Inc	178,092
42,338		Univest Corp of Pennsylvania	994,520
436,570		Valley National Bancorp	4,413,723
62,359	*	Veritex Holdings, Inc	1,650,019
38,103		Walker & Dunlop, Inc	1,831,611
113,284		Washington Federal, Inc	3,295,432
18,923		Washington Trust Bancorp, Inc	984,753
34,218		Waterstone Financial, Inc	537,223
73,095		WesBanco, Inc	2,968,388
18,958		West Bancorporation, Inc	408,355
35,305		Westamerica Bancorporation	2,212,211
32,455		Western New England Bancorp, Inc	300,209
41,090		WSFS Financial Corp	1,732,765
		TOTAL BANKS	319,156,834

CAPITAL GOODS - 9.2%
57,754		Aaon, Inc	2,133,433
44,914		AAR Corp	1,692,360
83,625		Actuant Corp (Class A)	1,914,176
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,235		Advanced Drainage Systems, Inc	$1,255,492
46,804	*	Aegion Corp	849,493
98,977	*	Aerojet Rocketdyne Holdings, Inc	3,906,622
28,917	*	Aerovironment, Inc	2,245,694
75,094		Aircastle Ltd	1,564,959
13,664		Alamo Group, Inc	1,176,880
39,643		Albany International Corp (Class A)	2,721,888
11,164		Allied Motion Technologies, Inc	470,674
80,778		Altra Holdings, Inc	2,472,615
27,632	*	Ameresco, Inc	412,546
19,362	*	American Woodmark Corp	1,354,372
39,154		Apogee Enterprises, Inc	1,333,977
52,357		Applied Industrial Technologies, Inc	3,089,587
20,769		Argan, Inc	876,867
31,669	*	Armstrong Flooring, Inc	428,165
31,249		Astec Industries, Inc	1,156,838
29,692	*	Astronics Corp	910,654
51,397	*	Atkore International Group, Inc	1,191,896
78,367	*	Axon Enterprise, Inc	3,997,501
36,663		AZZ, Inc	1,640,669
39,587	*,e	Babcock & Wilcox Enterprises, Inc	23,242
65,852		Barnes Group, Inc	3,890,536
92,620	*	Beacon Roofing Supply, Inc	3,364,885
21,230	*,e	Blue Bird Corp	421,840
13,308	*,e	BlueLinx Holdings, Inc	387,928
92,436	*	BMC Stock Holdings, Inc	1,586,202
60,635		Briggs & Stratton Corp	780,979
147,992	*	Builders FirstSource, Inc	1,956,454
31,502	e	Caesarstone Sdot-Yam Ltd	484,501
24,964	*	CAI International, Inc	619,606
41,975	*	Chart Industries, Inc	3,135,532
21,456		CIRCOR International, Inc	593,258
31,903		Columbus McKinnon Corp	1,154,889
49,812		Comfort Systems USA, Inc	2,389,482
36,898	*	Commercial Vehicle Group, Inc	275,628
52,110	*	Continental Building Products Inc	1,372,577
22,411	*	CSW Industrials, Inc	1,157,528
34,054		Cubic Corp	2,188,651
20,231		DMC Global, Inc	698,374
31,430		Douglas Dynamics, Inc	1,112,622
14,962	*	Ducommun, Inc	589,054
23,100	*	DXP Enterprises, Inc	760,221
40,629	*	Dycom Industries, Inc	2,358,513
6,567		Eastern Co	178,491
77,926		EMCOR Group, Inc	5,083,113
28,032		Encore Wire Corp	1,510,925
39,451	*,e	Energous Corp	294,304
52,778	*,e	Energy Recovery, Inc	401,113
56,682		EnerSys	4,832,707
120,344	*,e	Enphase Energy, Inc	870,087
28,141		EnPro Industries, Inc	1,858,713
35,163		ESCO Technologies, Inc	2,289,463
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,743	*	Esterline Technologies Corp	$4,349,923
4,110	e	EVI Industries, Inc	143,439
101,275	*	Evoqua Water Technologies Corp	1,094,783
82,120		Federal Signal Corp	1,804,998
20,358	*	Foundation Building Materials, Inc	186,072
63,413		Franklin Electric Co, Inc	3,029,873
14,079	*	Freightcar America, Inc	100,242
99,436	*,e	FuelCell Energy, Inc	51,031
51,117		GATX Corp	3,868,535
9,606	*	Gencor Industries, Inc	133,139
81,653	*	Generac Holdings, Inc	4,321,893
16,974	*	General Finance Corp	163,969
43,266	*	Gibraltar Industries, Inc	1,542,433
32,016		Global Brass & Copper Holdings, Inc	968,164
43,152	*	GMS, Inc	816,867
25,268		Gorman-Rupp Co	873,009
11,311		Graham Corp	253,366
60,009		Granite Construction, Inc	2,593,589
82,178	*	Great Lakes Dredge & Dock Corp	580,998
41,657		Greenbrier Cos, Inc	1,766,673
52,180		Griffon Corp	830,184
43,932		H&E Equipment Services, Inc	1,176,060
110,305	*	Harsco Corp	2,349,496
61,751	*,e	HC2 Holdings, Inc	210,571
33,651	*	Herc Holdings, Inc	1,246,770
84,921		Hillenbrand, Inc	3,600,650
7,214		Hurco Cos, Inc	276,657
14,466		Hyster-Yale Materials Handling, Inc	1,006,689
10,618	*	IES Holdings, Inc	177,745
20,916	*	Infrastructure and Energy Alternatives, Inc	173,394
26,224		Insteel Industries, Inc	579,288
91,895	*	JELD-WEN Holding, Inc	1,639,407
42,582		John Bean Technologies Corp	3,382,714
14,965		Kadant, Inc	1,276,514
37,742		Kaman Corp	2,231,307
192,277		KBR, Inc	3,307,164
110,563		Kennametal, Inc	4,154,958
67,049	*,e	KEYW Holding Corp, The	481,412
118,986	*	Kratos Defense & Security Solutions, Inc	1,843,093
7,652	*	Lawson Products, Inc	226,499
11,932	*	LB Foster Co (Class A)	213,225
14,028		Lindsay Corp	1,204,725
24,697	*	Lydall, Inc	654,964
17,733	*	Manitex International, Inc	124,308
51,341	*	Manitowoc Co, Inc	781,410
35,234	*	Masonite International Corp	2,015,385
85,855	*	Mastec, Inc	3,810,245
77,155	e	Maxar Technologies, Inc	433,611
64,091	*	Mercury Systems, Inc	3,757,655
109,775	*	Meritor, Inc	2,270,147
94,360	*	Milacron Holdings Corp	1,307,830
14,788		Miller Industries, Inc	444,379
43,415		Moog, Inc (Class A)	3,884,340
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

111,284	*	MRC Global, Inc	$1,738,256
79,458		Mueller Industries, Inc	2,058,757
216,034		Mueller Water Products, Inc (Class A)	2,134,416
23,109	*	MYR Group, Inc	704,131
7,210	e	National Presto Industries, Inc	862,460
66,538	*	Navistar International Corp	2,185,108
57,202	*	NCI Building Systems, Inc	466,768
47,448	*,e	Nexeo Solutions, Inc	446,011
56,951		NN, Inc	519,963
11,136	*	Northwest Pipe Co	256,573
148,964	*	NOW, Inc	2,015,483
13,057	*	NV5 Holdings, Inc	924,044
3,308		Omega Flex, Inc	209,396
41,471	*	Orion Marine Group, Inc	175,008
30,790	*	Patrick Industries, Inc	1,228,521
75,776	*	PGT, Inc	1,260,913
300,537	*,e	Plug Power, Inc	411,736
11,025		Powell Industries, Inc	307,708
3,590		Preformed Line Products Co	199,245
57,524		Primoris Services Corp	1,147,604
36,521	*	Proto Labs, Inc	4,534,082
49,507		Quanex Building Products Corp	774,785
50,334		Raven Industries, Inc	1,861,855
32,743	*	RBC Bearings, Inc	4,565,029
39,770	e	REV Group, Inc	330,489
140,422	*	Rexnord Corp	3,672,035
6,213		Rush Enterprises, Inc	241,810
40,696		Rush Enterprises, Inc (Class A)	1,556,622
56,643		Simpson Manufacturing Co, Inc	3,476,747
55,143	*	SiteOne Landscape Supply, Inc	2,939,122
14,988	*	Sparton Corp	275,629
60,043	*	SPX Corp	1,786,279
57,074	*	SPX FLOW, Inc	1,870,315
18,245		Standex International Corp	1,360,712
36,242	*	Sterling Construction Co, Inc	479,844
41,014		Sun Hydraulics Corp	1,452,716
134,976	*	Sunrun, Inc	1,795,181
25,134		Tennant Co	1,476,120
37,059	*	Textainer Group Holdings Ltd	482,508
44,452	*	Thermon Group Holdings	1,025,063
80,213		Titan International, Inc	450,797
27,422	*	Titan Machinery, Inc	513,888
20,560	*	TPI Composites, Inc	622,351
80,656	*	Trex Co, Inc	5,626,563
62,878	*	Trimas Corp	1,822,833
70,940		Triton International Ltd	2,550,293
65,044		Triumph Group, Inc	1,161,035
54,904	*	Tutor Perini Corp	944,898
9,908	*	Twin Disc, Inc	179,533
83,051		Universal Forest Products, Inc	2,559,632
15,852	*	Vectrus, Inc	399,312
17,758	*	Veritiv Corp	606,436
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,363	*	Vicor Corp	$959,659
46,908	*,e	Vivint Solar, Inc	205,926
75,939		Wabash National Corp	1,058,590
37,887		Watts Water Technologies, Inc (Class A)	2,836,600
82,531	*	Wesco Aircraft Holdings, Inc	721,321
3,809	*	Willis Lease Finance Corp	145,809
49,666	*	Willscot Corp	509,077
73,149		Woodward Governor Co	6,645,587
		TOTAL CAPITAL GOODS	252,863,752

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
90,576		ABM Industries, Inc	3,096,793
57,359	*	Acacia Research (Acacia Technologies)	174,371
141,133		ACCO Brands Corp	1,246,204
100,783	*	Advanced Disposal Services, Inc	2,539,732
10,666		Barrett Business Services, Inc	668,225
14,801		BG Staffing, Inc	381,422
64,847		Brady Corp (Class A)	2,899,309
37,147	*	BrightView Holdings, Inc	550,147
68,823		Brink’s Co	5,096,343
54,269	*	Casella Waste Systems, Inc (Class A)	1,634,582
70,901	*	CBIZ, Inc	1,389,660
34,683	*	Ceco Environmental Corp	238,619
9,534	*	Charah Solutions, Inc	68,263
30,023	*	Cimpress NV	2,497,013
1,670		Compx International, Inc	23,814
160,486		Covanta Holding Corp	2,583,825
11,364		CRA International, Inc	474,333
61,852		Deluxe Corp	2,905,188
37,869		Ennis, Inc	751,321
71,150		Exponent, Inc	3,554,654
15,466		Forrester Research, Inc	694,578
11,828	*	Franklin Covey Co	288,130
51,584	*	FTI Consulting, Inc	3,524,219
14,730	*	GP Strategies Corp	221,539
101,656	e	Healthcare Services Group	4,434,235
26,327		Heidrick & Struggles International, Inc	870,107
20,563	*	Heritage-Crystal Clean, Inc	526,413
81,209		Herman Miller, Inc	2,779,784
59,595		HNI Corp	2,316,458
31,475	*	Huron Consulting Group, Inc	1,521,816
25,636		ICF International, Inc	1,689,925
53,029	*	Innerworkings, Inc	243,403
52,343		Insperity, Inc	5,583,951
83,712		Interface, Inc	1,373,714
43,934		Kelly Services, Inc (Class A)	984,122
32,173		Kforce, Inc	1,055,596
48,452		Kimball International, Inc (Class B)	684,627
69,203		Knoll, Inc	1,395,133
77,644		Korn/Ferry International	3,540,566
49,594		LSC Communications, Inc	393,280
43,938		Matthews International Corp (Class A)	1,954,802
33,853		McGrath RentCorp	1,706,191
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,320	*	Mistras Group, Inc	$357,747
61,710		Mobile Mini, Inc	2,332,021
46,692		MSA Safety, Inc	4,677,605
20,224		Multi-Color Corp	941,427
59,675		Navigant Consulting, Inc	1,546,776
9,268	*	NL Industries, Inc	35,126
68,427	*	On Assignment, Inc	4,310,217
248,999		Pitney Bowes, Inc	1,795,283
45,808		Quad Graphics, Inc	618,866
43,007		Resources Connection, Inc	718,647
96,389		RR Donnelley & Sons Co	491,584
32,526	*	SP Plus Corp	1,076,611
118,612		Steelcase, Inc (Class A)	1,957,098
19,807		Systemax, Inc	462,295
41,494	*,e	Team, Inc	595,024
76,396		Tetra Tech, Inc	4,216,295
59,606	*	TriNet Group, Inc	2,721,610
56,309	*	TrueBlue, Inc	1,373,377
21,038		Unifirst Corp	2,912,290
21,087	*,e	Upwork, Inc	407,190
30,458		US Ecology, Inc	1,939,261
28,841		Viad Corp	1,519,921
10,321		VSE Corp	336,774
53,547	*	WageWorks, Inc	1,689,408
13,452	*	Willdan Group, Inc	452,660
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	110,041,520

CONSUMER DURABLES & APPAREL - 2.7%
49,147		Acushnet Holdings Corp	1,129,889
73,948	*	American Outdoor Brands Corp	892,552
12,138		Bassett Furniture Industries, Inc	231,472
45,377	*	Beazer Homes USA, Inc	568,574
126,275		Callaway Golf Co	2,057,020
12,078	*	Cavco Industries, Inc	2,008,451
34,126	*	Century Communities, Inc	800,596
24,098		Clarus Corp	269,657
90,838	*	CROCS, Inc	2,608,867
12,782		Culp, Inc	244,136
39,834	*	Deckers Outdoor Corp	5,116,677
12,451		Escalade, Inc	138,953
32,938		Ethan Allen Interiors, Inc	625,163
8,919		Flexsteel Industries, Inc	222,707
61,653	*,e	Fossil Group, Inc	1,045,635
58,069	*	G-III Apparel Group Ltd	2,024,866
152,925	*,e	GoPro, Inc	753,920
27,060	*	Green Brick Partners, Inc	228,928
10,698		Hamilton Beach Brands Holding Co	279,646
35,651	*	Helen of Troy Ltd	4,136,942
14,989		Hooker Furniture Corp	431,233
202,212	*	Hovnanian Enterprises, Inc (Class A)	142,782
29,503	*	Installed Building Products Inc	1,242,371
36,799	*,e	iRobot Corp	3,304,182
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,752		Johnson Outdoors, Inc	$485,663
113,481		KB Home	2,429,628
64,798		La-Z-Boy, Inc	1,919,317
25,436	*,e	LGI Homes, Inc	1,508,355
11,479		Lifetime Brands, Inc	111,691
7,912	*	Lovesac Co	188,939
39,485	*	M/I Homes, Inc	1,045,958
27,762	*	Malibu Boats Inc	1,125,749
9,223		Marine Products Corp	130,967
28,055	*	MasterCraft Boat Holdings, Inc	612,441
61,926		MDC Holdings, Inc	2,039,223
51,946	*	Meritage Homes Corp	2,341,726
23,252		Movado Group, Inc	742,901
4,690		Nacco Industries, Inc (Class A)	159,835
41,330	*	Nautilus, Inc	310,388
16,885	*	New Home Co Inc	116,844
22,695		Oxford Industries, Inc	1,737,983
5,620	*,e	Purple Innovation, Inc	32,146
8,337		Rocky Brands, Inc	223,515
58,709	*,e	Roku, Inc	2,638,970
40,138		Skyline Corp	724,892
20,662	*,e	Sonos, Inc	245,258
117,822		Steven Madden Ltd	3,846,888
24,091		Sturm Ruger & Co, Inc	1,312,478
10,648		Superior Uniform Group, Inc	189,215
157,280	*	Taylor Morrison Home Corp	2,972,592
47,827	*	TopBuild Corp	2,525,744
189,629	*	TRI Pointe Homes, Inc	2,550,510
65,228		Tupperware Corp	1,778,768
14,209	*,e	Turtle Beach Corp	211,572
23,912	*	Unifi, Inc	511,478
18,892	*	Universal Electronics, Inc	532,188
33,254	*	Vera Bradley, Inc	297,623
82,637	*	Vista Outdoor, Inc	824,717
28,735	*,e	Vuzix Corp	121,549
47,320	*	William Lyon Homes, Inc	627,463
124,491		Wolverine World Wide, Inc	4,271,286
22,868	*,e	YETI Holdings, Inc	388,985
36,584	*	Zagg, Inc	410,472
		TOTAL CONSUMER DURABLES & APPAREL	74,751,136

CONSUMER SERVICES - 3.8%
79,808	*	Adtalem Global Education, Inc	3,902,611
22,763	*	American Public Education, Inc	673,557
89,451		BBX Capital Corp	551,913
120,819	*	Belmond Ltd.	3,010,809
117	*	Biglari Holdings, Inc (A Shares)	76,051
1,723	*	Biglari Holdings, Inc (B Shares)	225,575
28,785		BJ’s Restaurants, Inc	1,434,357
110,971		Bloomin’ Brands, Inc	2,045,196
12,062	e	Bluegreen Vacations Corp	161,631
108,913		Boyd Gaming Corp	2,975,503
51,671	e	Brinker International, Inc	2,093,709
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

95,027	*	Career Education Corp	$1,226,799
25,532		Carriage Services, Inc	496,597
53,205	*	Carrols Restaurant Group, Inc	459,159
32,974	*	Century Casinos, Inc	252,911
57,341	e	Cheesecake Factory	2,573,464
148,133	*	Chegg, Inc	5,217,244
47,385		Churchill Downs, Inc	4,358,472
25,593	*	Chuy’s Holdings, Inc	581,473
26,143	e	Cracker Barrel Old Country Store, Inc	4,373,201
54,400		Dave & Buster’s Entertainment, Inc	2,798,880
50,045	*	Del Frisco’s Restaurant Group, Inc	396,356
45,597	*	Del Taco Restaurants, Inc	473,753
86,069	*	Denny’s Corp	1,522,561
23,318		DineEquity, Inc	1,778,464
90,362	*	Drive Shack, Inc	380,424
29,966	*	El Pollo Loco Holdings, Inc	494,139
88,346	*	Eldorado Resorts, Inc	4,118,691
3,992	*,e	Empire Resorts, Inc	47,904
34,136	*	Fiesta Restaurant Group, Inc	507,261
23,503	*	Golden Entertainment, Inc	439,506
29,227	*	Habit Restaurants, Inc	298,700
140,402	*	Houghton Mifflin Harcourt Co	1,470,009
33,452		International Speedway Corp (Class A)	1,453,489
16,109	*	J Alexander’s Holdings, Inc	138,537
36,031		Jack in the Box, Inc	2,916,709
52,773	*	K12, Inc	1,662,877
131,993	*	Laureate Education, Inc	2,111,888
23,604	*	Lindblad Expeditions Holdings, Inc	290,093
52,890		Marriott Vacations Worldwide Corp	4,682,881
16,198	*	Monarch Casino & Resort, Inc	700,402
3,345		Nathan’s Famous, Inc	225,788
20,119	*	Noodles & Co	144,857
29,506	e	Papa John’s International, Inc	1,247,809
149,708	*	Penn National Gaming, Inc	3,628,922
120,823	*	Planet Fitness, Inc	6,998,068
31,687	*	PlayAGS, Inc	794,076
33,767	*	Potbelly Corp	292,760
10,626		RCI Hospitality Holdings, Inc	237,066
29,170	*	Red Lion Hotels Corp	269,823
19,335	*	Red Robin Gourmet Burgers, Inc	618,333
94,253		Red Rock Resorts, Inc	2,392,141
49,532	*	Regis Corp	923,772
41,210		Ruth’s Chris Steak House, Inc	951,951
75,290	*	Scientific Games Corp (Class A)	1,886,767
73,927	*	SeaWorld Entertainment, Inc	1,925,798
32,859	*	Shake Shack, Inc	1,569,346
47,185	*	Sotheby’s (Class A)	1,905,802
13,226		Speedway Motorsports, Inc	213,468
28,946		Strategic Education Inc	3,166,692
92,214		Texas Roadhouse, Inc (Class A)	5,610,300
17,676	*	Town Sports International Holdings, Inc	106,586
53,386	*	Weight Watchers International, Inc	1,708,352
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,611		Wingstop, Inc	$2,600,462
		TOTAL CONSUMER SERVICES	104,792,695

DIVERSIFIED FINANCIALS - 4.1%
40,765		AG Mortgage Investment Trust	734,585
144,139		Anworth Mortgage Asset Corp	644,301
166,963		Apollo Commercial Real Estate Finance, Inc	3,038,727
95,380		Arbor Realty Trust, Inc	1,140,745
37,997		Ares Commercial Real Estate Corp	547,157
41,326	e	Arlington Asset Investment Corp (Class A)	356,230
58,074	*	ARMOUR Residential REIT, Inc	1,220,715
67,057		Artisan Partners Asset Management, Inc	1,563,769
931	*	Ashford, Inc	60,515
3,336	e	Associated Capital Group, Inc	141,413
23,987		B. Riley Financial, Inc	365,802
45,413		Banco Latinoamericano de Exportaciones S.A. (Class E)	852,856
152,474		Blackstone Mortgage Trust, Inc	5,258,828
66,844	*	Blucora, Inc	1,972,566
96,099	*	Cannae Holdings, Inc	1,858,555
127,516		Capstead Mortgage Corp	939,793
23,166		Cherry Hill Mortgage Investment Corp	428,571
30,915		Cohen & Steers, Inc	1,163,331
115,203		Colony Credit Real Estate, Inc	1,925,042
40,181	*	Cowen Group, Inc	649,727
19,878	*	Curo Group Holdings Corp	248,475
4,420		Diamond Hill Investment Group, Inc	685,100
47,935	*	Donnelley Financial Solutions, Inc	701,768
90,524		Dynex Capital, Inc	544,954
27,627	*	Elevate Credit, Inc	122,940
36,902	*,e	Encore Capital Group, Inc	1,090,085
46,235	*	Enova International, Inc	1,065,717
43,510		Exantas Capital Corp	459,901
69,786	*	Ezcorp, Inc (Class A)	650,406
131,672		Federated Investors, Inc (Class B)	3,440,589
202,236	*	FGL Holdings	1,599,687
59,441		FirstCash, Inc	4,899,722
26,178	*	Focus Financial Partners, Inc	736,125
42,779	e	Gain Capital Holdings, Inc	276,780
3,706		GAMCO Investors, Inc (Class A)	73,935
58,745		Granite Point Mortgage Trust, Inc	1,146,702
17,588		Great Ajax Corp	227,061
65,937	*	Green Dot Corp	4,880,657
26,235		Greenhill & Co, Inc	657,449
24,533		Hamilton Lane, Inc	889,812
46,145		Houlihan Lokey, Inc	2,041,455
20,946	*	INTL FCStone, Inc	800,766
154,119		Invesco Mortgage Capital, Inc	2,481,316
45,451		Investment Technology Group, Inc	1,375,347
143,190	e	iShares Russell 2000 Index Fund	21,343,901
29,667		KKR Real Estate Finance Trust, Inc	611,734
129,349		Ladder Capital Corp	2,239,031
127,467		Ladenburg Thalmann Financial Services, Inc	367,105
450,715	*	LendingClub Corp	1,437,781
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,119		Marlin Business Services Corp	$246,731
61,176		Moelis & Co	2,676,450
26,215		Nelnet, Inc (Class A)	1,378,909
221,328		New York Mortgage Trust, Inc	1,389,940
35,784	*	NewStar Financial, Inc	9,288
113,030		OM Asset Management plc	1,398,181
73,550	*	On Deck Capital, Inc	553,096
14,277		Oppenheimer Holdings, Inc	384,480
70,902		Orchid Island Capital, Inc	492,060
81,130		PennyMac Mortgage Investment Trust	1,642,071
27,062		Pico Holdings, Inc	262,772
20,028		Piper Jaffray Cos	1,382,533
27,345		PJT Partners, Inc	1,188,961
61,699	*	PRA Group, Inc	1,820,737
19,726		Pzena Investment Management, Inc (Class A)	172,800
24,521		Ready Capital Corp	383,508
112,739		Redwood Trust, Inc	1,818,480
14,569	*	Regional Management Corp	400,356
31,121	*	Safeguard Scientifics, Inc	295,338
9,050	*,e	Siebert Financial Corp	100,093
8,405		Silvercrest Asset Management Group, Inc	111,955
95,146		Stifel Financial Corp	4,554,639
50,304		TPG RE Finance Trust, Inc	997,528
1,276		Value Line, Inc	27,370
10,066		Virtus Investment Partners, Inc	905,638
108,381	e	Waddell & Reed Financial, Inc (Class A)	1,855,483
67,116		Western Asset Mortgage Capital Corp	641,629
13,237		Westwood Holdings Group, Inc	484,739
160,830		WisdomTree Investments, Inc	1,077,561
8,374	*	World Acceptance Corp	868,300
		TOTAL DIVERSIFIED FINANCIALS	111,481,155

ENERGY - 3.6%
244,708	*	Abraxas Petroleum Corp	291,203
2,617		Adams Resources & Energy, Inc	103,712
135,015	*,e	Alta Mesa Resources, Inc	129,344
50,922	*,e	Approach Resources, Inc	49,053
24,272		Arch Coal, Inc	2,139,091
170,696		Archrock, Inc	1,611,370
54,093	*	Ardmore Shipping Corp	306,707
27,059	*	Basic Energy Services, Inc	128,530
24,200		Berry Petroleum Co LLC	285,318
26,832	*	Bonanza Creek Energy, Inc	618,478
43,251	*,e	Bristow Group, Inc	142,296
82,186	*	C&J Energy Services, Inc	1,320,729
50,328	*	Cactus, Inc	1,651,765
62,601	*	California Resources Corp	1,261,410
302,324	*	Callon Petroleum Co	2,460,917
46,979	*,e	CARBO Ceramics, Inc	189,325
118,041	*	Carrizo Oil & Gas, Inc	1,449,544
217,570	*	Clean Energy Fuels Corp	413,383
38,093	*	CONSOL Energy, Inc	1,353,444
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,748	*,e	Covia Holdings Corp	$251,541
24,439		CVR Energy, Inc	981,226
25,756	*	Dawson Geophysical Co	100,706
110,712		Delek US Holdings, Inc	3,599,247
615,719	*	Denbury Resources, Inc	1,249,910
124,521		DHT Holdings, Inc	504,310
81,115	*,e	Diamond Offshore Drilling, Inc	886,587
42,831	*	Dorian LPG Ltd	234,714
50,097	*	Dril-Quip, Inc	1,875,632
33,623	*	Earthstone Energy, Inc	202,747
153,056	*,e	Eclipse Resources Corp	176,014
114,091	*,e	Energy Fuels, Inc	326,300
82,025	*	EP Energy Corp	56,548
23,812	*	Era Group, Inc	224,309
40,260		Evolution Petroleum Corp	300,742
43,933	*	Exterran Corp	762,677
117,521	*	Forum Energy Technologies, Inc	577,028
98,960	*	Frank’s International NV	563,082
106,284	*,e	Frontline Ltd	547,363
45,029	*	FTS International, Inc	366,986
56,818		GasLog Ltd	1,018,747
126,522		Golar LNG Ltd	2,817,645
10,568	*	Goodrich Petroleum Corp	144,570
52,409		Green Plains Renewable Energy, Inc	744,732
235,024	*	Gulfport Energy Corp	1,971,851
183,375	*,e	Halcon Resources Corp	300,735
17,984		Hallador Energy Co	101,879
195,864	*	Helix Energy Solutions Group, Inc	1,337,751
155,233	*	HighPoint Resources Corp	434,652
65,271	*	Independence Contract Drilling, Inc	223,227
30,727	*	International Seaways, Inc	556,773
19,665	*	ION Geophysical Corp	176,395
815	*,e	Isramco, Inc	90,710
91,839	*,e	Jagged Peak Energy, Inc	967,065
74,382	*	Keane Group, Inc	749,771
17,646	*,e	Key Energy Services, Inc	29,469
29,221	*	KLX Energy Services Holdings, Inc	761,499
199,517	*	Laredo Petroleum Holdings, Inc	758,165
60,535	e	Liberty Oilfield Services, Inc	920,737
64,350	*,e	Lilis Energy, Inc	139,640
18,482		Mammoth Energy Services, Inc	409,007
139,497	*	Matador Resources Co	2,720,192
39,292	*	Matrix Service Co	842,813
242,908	*	McDermott International, Inc	2,142,449
21,768	*	Midstates Petroleum Co, Inc	210,714
14,645	*	Natural Gas Services Group, Inc	241,789
12,987	*,e	NCS Multistage Holdings, Inc	73,506
124,732	*	Newpark Resources, Inc	1,036,523
9,330	*,e	NextDecade Corp	34,055
20,707	*	Nine Energy Service, Inc	496,554
337,415	*	Noble Corp plc	1,113,470
189,538	e	Nordic American Tanker Shipping	388,553
280,712	*	Northern Oil And Gas, Inc	710,201
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

364,303	*	Oasis Petroleum, Inc	$2,193,104
134,265	*	Oceaneering International, Inc	2,106,618
78,851	*	Oil States International, Inc	1,357,814
95,875	*	Overseas Shipholding Group, Inc	173,534
18,403		Panhandle Oil and Gas, Inc (Class A)	294,448
42,073	*	Par Pacific Holdings, Inc	684,107
87,783	*	PDC Energy, Inc	2,859,092
106,052		Peabody Energy Corp	3,786,056
17,385	*	Penn Virginia Corp	912,017
13,161	*,e	PHI, Inc	43,168
147,889	*	Pioneer Energy Services Corp	218,876
28,861	*	Profire Energy, Inc	48,198
95,598	*	ProPetro Holding Corp	1,562,071
7,077	*,e	Quintana Energy Services, Inc	34,253
49,898	*	Renewable Energy Group, Inc	1,442,052
30,049	*,e	Resolute Energy Corp	983,504
7,925	*	Rex American Resources Corp	577,970
15,435	*	RigNet, Inc	206,212
76,867	*	Ring Energy, Inc	451,978
2,865	*,e	Rosehill Resources, Inc	9,970
166,287	*	Rowan Cos plc	2,027,039
49,886	*	SandRidge Energy, Inc	413,555
61,095		Scorpio Tankers, Inc	1,144,309
23,385	*	SEACOR Holdings, Inc	967,905
22,140	*	SEACOR Marine Holdings, Inc	293,355
60,727	*	Select Energy Services, Inc	516,180
103,763		SemGroup Corp	1,662,283
113,292		Ship Finance International Ltd	1,377,631
8,148	*	SilverBow Resources, Inc	198,078
29,965	*,e	Smart Sand, Inc	76,111
37,003	e	Solaris Oilfield Infrastructure, Inc	556,525
800,350	*	Southwestern Energy Co	3,497,530
320,307	*	SRC Energy, Inc	1,575,910
202,855	*	Superior Energy Services	793,163
30,883	*	Talos Energy, Inc	589,865
94,347	e	Teekay Corp	331,158
294,434		Teekay Tankers Ltd (Class A)	294,434
118,118	*,e	Tellurian, Inc	1,181,180
167,668	*	Tetra Technologies, Inc	357,133
40,260	*	Tidewater, Inc	866,395
194,970	*,e	Ultra Petroleum Corp	140,378
74,530	*	Unit Corp	1,189,499
270,509	*,e	Uranium Energy Corp	351,662
106,817	e	US Silica Holdings Inc	1,439,893
134,777	*	W&T Offshore, Inc	679,276
91,997		World Fuel Services Corp	2,289,805
65,032	*	Zion Oil & Gas, Inc	31,638
		TOTAL ENERGY	99,146,059

FOOD & STAPLES RETAILING - 0.5%
38,519		Andersons, Inc	1,350,091
29,757	*	Chefs’ Warehouse Holdings, Inc	955,795
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,314		Ingles Markets, Inc (Class A)	$551,222
15,774	*	Natural Grocers by Vitamin C	215,473
139,513	*	Performance Food Group Co	4,765,764
29,913		Pricesmart, Inc	1,832,171
1,389,952	*,e	Rite Aid Corp	1,116,548
42,171	*	Smart & Final Stores, Inc	254,291
50,282		Spartan Stores, Inc	1,043,351
68,616	*	United Natural Foods, Inc	898,870
9,198		Village Super Market (Class A)	247,334
14,207		Weis Markets, Inc	689,324
		TOTAL FOOD & STAPLES RETAILING	13,920,234

FOOD, BEVERAGE & TOBACCO - 1.6%
175,658	*,e	22nd Century Group, Inc	393,474
3,776		Alico, Inc	111,770
90,838	e	B&G Foods, Inc (Class A)	2,421,741
11,124	*	Boston Beer Co, Inc (Class A)	2,771,656
21,809		Calavo Growers, Inc	1,774,380
43,052		Cal-Maine Foods, Inc	1,815,933
102,357	*,e	Castle Brands, Inc	86,522
27,868	*,e	Celsius Holdings, Inc	113,980
6,478		Coca-Cola Bottling Co Consolidated	1,397,952
19,135	*	Craft Brewers Alliance, Inc	314,962
224,211	*	Darling International, Inc	4,768,968
126,408		Dean Foods Co	527,121
12,253	*	Farmer Bros Co	301,424
41,270		Fresh Del Monte Produce, Inc	1,319,815
36,959	*	Freshpet, Inc	1,329,415
140,030	*	Hostess Brands, Inc	1,608,945
20,400		J&J Snack Foods Corp	3,148,740
12,321		John B. Sanfilippo & Son, Inc	840,908
25,893		Lancaster Colony Corp	4,118,799
31,585	*	Landec Corp	400,814
20,803		Limoneira Co	458,290
17,754	e	MGP Ingredients, Inc	1,274,560
16,255		National Beverage Corp	1,362,819
47,679	*	Primo Water Corp	621,257
27,532	e	Sanderson Farms, Inc	3,389,189
8,108	*	Seneca Foods Corp	231,889
82,553	*	Simply Good Foods Co	1,633,724
23,187	e	Tootsie Roll Industries, Inc	803,430
11,016		Turning Point Brands, Inc	390,077
34,300		Universal Corp	1,979,110
133,676		Vector Group Ltd	1,470,436
		TOTAL FOOD, BEVERAGE & TOBACCO	43,182,100

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
113,532	*	Accuray, Inc	499,541
12,943	*	Addus HomeCare Corp	778,521
232,774	*	Allscripts Healthcare Solutions, Inc	2,744,405
36,472	*	Amedisys, Inc	4,783,668
19,603	*	American Renal Associates Holdings, Inc	237,588
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,103	*	AMN Healthcare Services, Inc	$4,088,443
50,496	*	Angiodynamics, Inc	1,065,466
20,833	*	Anika Therapeutics, Inc	791,446
200,414	*,e	Antares Pharma, Inc	605,250
4,283	*,e	Apollo Medical Holdings, Inc	83,647
49,312	*	AtriCure, Inc	1,526,206
1,976		Atrion Corp	1,473,780
64,553	*	Avanos Medical, Inc	2,940,389
44,655	*	AxoGen, Inc	736,807
9,294	*,e	Axonics Modulation Technologies, Inc	135,692
173,329	*	BioScrip, Inc	629,184
44,843	*	BioTelemetry, Inc	3,220,624
256,152	*	Brookdale Senior Living, Inc	2,087,639
38,117	*	Capital Senior Living Corp	265,675
45,318	*	Cardiovascular Systems, Inc	1,410,749
124,336	*	Castlight Health, Inc	369,278
188,549	*	Cerus Corp	1,123,752
23,908	*	Civitas Solutions, Inc	423,889
113,135	*,e	Community Health Systems, Inc	445,752
15,932		Computer Programs & Systems, Inc	418,056
34,195		Conmed Corp	2,405,618
12,314	*	Corvel Corp	769,256
48,155	*	Cross Country Healthcare, Inc	463,733
48,831	*	CryoLife, Inc	1,362,873
36,024	*,e	CryoPort, Inc	377,892
21,998	*	Cutera, Inc	315,891
41,296	*,e	CytoSorbents Corp	309,307
77,539	*	Diplomat Pharmacy, Inc	1,124,316
7,775	*,e	ElectroCore LLC	51,937
68,244		Ensign Group, Inc	2,973,391
92,725	*	Evolent Health, Inc	1,639,378
7,193	*	FONAR Corp	158,965
83,287	*	Genesis Health Care, Inc	130,761
76,602	*	GenMark Diagnostics, Inc	508,637
46,826	*	Glaukos Corp	2,987,031
97,953	*	Globus Medical, Inc	4,412,783
19,422	*	Guardant Health, Inc	783,483
71,013	*	Haemonetics Corp	7,023,896
74,176	*	HealthEquity, Inc	4,624,132
36,431		HealthStream, Inc	916,604
19,882	*,e	Helius Medical Technologies, Inc	146,332
9,759	*	Heska Corp	962,237
113,214	*	HMS Holdings Corp	3,395,288
24,369	*	Inogen Inc	3,684,836
96,096	*,e	Inovalon Holdings, Inc	1,373,212
15,891	*	Inspire Medical Systems, Inc	852,234
42,083	*	Integer Holding Corp	3,408,302
10,304	*	IntriCon Corp	267,080
44,929		Invacare Corp	230,935
7,027	*,e	iRadimed Corp	192,680
31,917	*	iRhythm Technologies, Inc	2,712,945
51,630	*	Lantheus Holdings, Inc	868,417
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,751		LeMaitre Vascular, Inc	$518,544
40,190	*	LHC Group, Inc	4,249,289
66,496	*	LivaNova plc	6,138,911
33,287	*	Magellan Health Services, Inc	2,168,981
78,878	*	Medidata Solutions, Inc	5,597,183
58,648		Meridian Bioscience, Inc	961,241
73,367	*	Merit Medical Systems, Inc	4,147,437
16,922		National Healthcare Corp	1,359,344
13,460		National Research Corp	538,131
44,345	*	Natus Medical, Inc	1,496,200
69,065	*	Neogen Corp	4,206,749
8,226	*	Neuronetics, Inc	140,829
39,693	*	Nevro Corp	1,927,492
73,539	*	NextGen Healthcare, Inc	1,300,170
100,613	*	Novocure Ltd	4,930,037
69,437	*	NuVasive, Inc	3,481,571
26,519	*	Nuvectra Corp	371,266
91,564	*	NxStage Medical, Inc	2,661,765
52,904	*	Omnicell, Inc	3,445,638
81,319	*	OraSure Technologies, Inc	1,044,949
23,927	*	Orthofix International NV	1,294,690
10,914	*	OrthoPediatrics Corp	395,851
90,063		Owens & Minor, Inc	681,777
37,661	*	Oxford Immunotec Global plc	547,591
108,454		Patterson Cos, Inc	2,417,440
21,070	*,e	PetIQ, Inc	640,949
15,573	*	Providence Service Corp	998,852
10,716	*,e	Pulse Biosciences, Inc	143,166
46,932	*	Quidel Corp	2,723,464
48,793	*	Quorum Health Corp	142,963
143,693	*	R1 RCM, Inc	1,166,787
54,495	*	RadNet, Inc	743,857
56,389	*,e	Rockwell Medical, Inc	175,934
65,561	*	RTI Biologics, Inc	287,813
19,818	*	SeaSpine Holdings Corp	303,017
147,962	*	Select Medical Holdings Corp	2,311,166
136,614	*,e	Senseonics Holdings, Inc	342,901
11,198	*,e	SI-BONE, Inc	201,340
31,788	*	Sientra, Inc	353,483
12,818		Simulations Plus, Inc	246,875
59,212	*	Staar Surgical Co	2,115,645
28,263	*,e	Surgery Partners, Inc	369,680
17,978	*	SurModics, Inc	1,029,600
24,503	*	Tabula Rasa HealthCare, Inc	1,477,041
24,129	*	Tactile Systems Technology, Inc	1,606,509
69,680	*	Tandem Diabetes Care, Inc	3,029,686
91,289	*,e	Teladoc, Inc	5,860,754
112,521	*	Tenet Healthcare Corp	2,474,337
56,445	*	Tivity Health, Inc	1,256,466
236,321	*,e	TransEnterix, Inc	642,793
33,470	*	Triple-S Management Corp (Class B)	674,755
17,268		US Physical Therapy, Inc	1,828,509
4,059		Utah Medical Products, Inc	381,302
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,228	*	Vapotherm, Inc	$104,817
50,565	*	Varex Imaging Corp	1,440,597
84,864	*,e	ViewRay, Inc	610,172
40,576	*	Vocera Communications, Inc	1,656,312
169,659	*	Wright Medical Group NV	5,062,625
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	182,747,072

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
12,748	*	Central Garden & Pet Co	499,849
55,519	*	Central Garden and Pet Co (Class A)	1,977,587
74,205	*	Edgewell Personal Care Co	2,927,387
32,764	*,e	elf Beauty, Inc	275,218
24,475		Inter Parfums, Inc	1,626,609
15,772		Medifast, Inc	2,006,829
11,372	e	Natural Health Trends Corp	186,387
12,223	*	Nature’s Sunshine Products, Inc	97,784
5,962		Oil-Dri Corp of America	158,231
13,484	*,e	Revlon, Inc (Class A)	353,281
17,522	*	USANA Health Sciences, Inc	2,051,826
18,479		WD-40 Co	3,358,558
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,519,546

INSURANCE - 2.7%
62,870	*	AMBAC Financial Group, Inc	1,189,500
123,665		American Equity Investment Life Holding Co	3,873,188
25,925		Amerisafe, Inc	1,540,204
44,231		Argo Group International Holdings Ltd	2,951,977
66,254	*,e	Citizens, Inc (Class A)	469,741
226,386		Conseco, Inc	4,047,782
14,063		Crawford & Co (Class B)	135,708
9,879		Donegal Group, Inc (Class A)	130,107
26,133	*	eHealth, Inc	1,598,294
10,262		EMC Insurance Group, Inc	337,415
44,895		Employers Holdings, Inc	1,902,201
16,304	*	Enstar Group Ltd	2,902,112
14,381		FBL Financial Group, Inc (Class A)	1,009,834
14,809		FedNat Holding Co	268,191
686,836	*	Genworth Financial, Inc (Class A)	3,324,286
9,538		Global Indemnity Ltd	313,800
14,272	*,e	Goosehead Insurance, Inc	410,177
41,579	*	Greenlight Capital Re Ltd (Class A)	431,174
17,649	*	Hallmark Financial Services	171,195
10,907		HCI Group, Inc	516,774
17,456	*,e	Health Insurance Innovations, Inc	669,263
30,423		Heritage Insurance Holdings, Inc	441,742
57,148		Horace Mann Educators Corp	2,380,214
7,770		Independence Holding Co	277,855
1,658		Investors Title Co	286,386
35,716		James River Group Holdings Ltd	1,377,566
72,175		Kemper Corp	5,426,117
10,652		Kingstone Cos, Inc	175,225
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,551		Kinsale Capital Group, Inc	$1,539,958
105,407		Maiden Holdings Ltd	135,975
127,379	*	MBIA, Inc	1,224,112
88,670		National General Holdings Corp	2,141,381
3,312		National Western Life Group, Inc	1,004,530
28,936		Navigators Group, Inc	2,019,733
12,045	*	NI Holdings, Inc	180,675
58,968		Primerica, Inc	6,626,234
72,329		ProAssurance Corp	3,085,555
11,413		Protective Insurance Corp	210,342
53,604		RLI Corp	3,538,400
19,848		Safety Insurance Group, Inc	1,633,689
79,452		Selective Insurance Group, Inc	4,840,216
20,382		State Auto Financial Corp	692,988
32,248		Stewart Information Services Corp	1,433,424
105,283	*	Third Point Reinsurance Ltd	1,106,524
29,168		Tiptree Financial, Inc	173,550
34,164	*,e	Trupanion, Inc	907,054
29,800		United Fire & Casualty Co	1,549,600
27,826		United Insurance Holdings Corp	454,120
44,660		Universal Insurance Holdings, Inc	1,684,575
		TOTAL INSURANCE	74,740,663

MATERIALS - 3.8%
33,879	*	A Schulman, Inc	64,709
24,291	e	Advanced Emissions Solutions, Inc	275,217
42,294	*	AdvanSix, Inc	1,338,182
38,475	*,e	AgroFresh Solutions, Inc	154,669
429,890	*,e	AK Steel Holding Corp	1,268,175
170,918	*	Allegheny Technologies, Inc	4,681,444
41,664		American Vanguard Corp	729,953
40,509	*,e	Amyris, Inc	137,326
44,313		Balchem Corp	3,678,865
52,737		Boise Cascade Co	1,448,685
63,291		Carpenter Technology Corp	2,991,133
72,626	*	Century Aluminum Co	668,159
9,844		Chase Corp	992,472
22,075	*	Clearwater Paper Corp	744,369
399,653		Cleveland-Cliffs, Inc	4,280,284
247,410	*	Coeur Mining, Inc	1,274,161
154,073		Commercial Metals Co	2,688,574
45,753		Compass Minerals International, Inc	2,390,594
110,828	*	Ferro Corp	1,847,503
69,112	*	Ferroglobe plc	0
95,983	*	Flotek Industries, Inc	245,716
30,751	*,e	Forterra, Inc	157,753
35,430	*	FutureFuel Corp	648,723
98,259	*	GCP Applied Technologies, Inc	2,476,127
73,426	*	Gold Resource Corp	329,683
6,597		Greif, Inc	297,855
34,368		Greif, Inc (Class A)	1,340,352
66,893		H.B. Fuller Co	3,303,845
11,299		Hawkins, Inc	468,796
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,140		Haynes International, Inc	$627,792
613,105		Hecla Mining Co	1,655,383
57,934	*	Ingevity Corp	5,449,851
28,868		Innophos Holdings, Inc	863,153
33,924		Innospec, Inc	2,383,839
130,310	*	Intrepid Potash, Inc	405,264
22,354		Kaiser Aluminum Corp	2,243,671
26,176	*	Koppers Holdings, Inc	596,551
42,826	*	Kraton Polymers LLC	1,207,693
30,034		Kronos Worldwide, Inc	395,548
31,151	*,e	Livent Corp	394,372
190,052		Louisiana-Pacific Corp	4,633,468
39,524	*	LSB Industries, Inc	294,454
66,564	*	Marrone Bio Innovations, Inc	101,843
28,855		Materion Corp	1,354,165
48,114		Minerals Technologies, Inc	2,818,037
51,017		Myers Industries, Inc	829,536
23,360		Neenah Paper, Inc	1,627,491
10,497		Olympic Steel, Inc	202,277
59,660	*	Omnova Solutions, Inc	531,571
59,480		PH Glatfelter Co	760,154
108,400		PolyOne Corp	3,508,908
54,650	*	PQ Group Holdings, Inc	822,482
17,706		Quaker Chemical Corp	3,620,169
7,201	*	Ramaco Resources, Inc	43,638
71,779		Rayonier Advanced Materials, Inc	1,039,360
25,988	*	Ryerson Holding Corp	182,696
36,594		Schnitzer Steel Industries, Inc (Class A)	885,575
42,498		Schweitzer-Mauduit International, Inc	1,362,486
57,041		Sensient Technologies Corp	3,581,034
27,734		Stepan Co	2,438,651
151,934	*	Summit Materials, Inc	2,318,513
94,093	*	SunCoke Energy, Inc	1,057,605
10,086		Synalloy Corp	159,359
419,569	*	Tahoe Resources, Inc	1,590,167
56,520	*	TimkenSteel Corp	719,500
23,980	*	Trecora Resources	207,907
37,554		Tredegar Corp	612,506
57,245		Trinseo S.A.	2,807,867
127,580		Tronox Ltd	1,117,601
7,781	*	UFP Technologies, Inc	256,773
2,097		United States Lime & Minerals, Inc	144,714
8,561	*	Universal Stainless & Alloy	153,499
21,442	*	US Concrete, Inc	763,335
47,510		Valhi, Inc	158,208
46,904	*	Verso Corp	1,157,122
60,997		Warrior Met Coal, Inc	1,752,444
57,625	*	Worthington Industries, Inc	2,174,191
		TOTAL MATERIALS	104,935,747

MEDIA & ENTERTAINMENT - 2.4%
70,644	e	AMC Entertainment Holdings, Inc	1,034,935

262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,375		Beasley Broadcasting Group, Inc	$24,295
6,160	*,e	Boston Omaha Corp	155,786
10,519	*	Cardlytics, Inc	183,977
28,412	*	Care.com, Inc	675,353
68,115	*	Cargurus, Inc	2,913,279
93,542	*	Cars.com, Inc	2,554,632
99,404	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	299,206
41,972	*	Clear Channel Outdoor Holdings, Inc (Class A)	233,784
1,313	*,e	Daily Journal Corp	290,317
34,372		Emerald Expositions Events, Inc	488,082
182,533		Entercom Communications Corp (Class A)	1,337,967
94,262		Entravision Communications Corp (Class A)	371,392
48,617	*,e	Eros International plc	463,320
65,659		EW Scripps Co (Class A)	1,233,076
39,757	*	Fluent, Inc	187,653
157,007		Gannett Co, Inc	1,741,208
155,237	*	Glu Mobile, Inc	1,512,008
106,791	*	Gray Television, Inc	1,784,478
22,106	*	Hemisphere Media Group, Inc	293,126
72,836	*	Imax Corp	1,512,804
11,678	*	Liberty Braves Group (Class A)	316,941
49,742	*	Liberty Braves Group (Class C)	1,341,044
156,213	*	Liberty Latin America Ltd	2,730,603
57,483	*	Liberty Latin America Ltd (Class A)	1,002,216
101,413	*	Liberty TripAdvisor Holdings, Inc	1,689,541
39,406	*	LiveXLive Media, Inc	239,983
19,242	*	Loral Space & Communications, Inc	694,829
27,845		Marcus Corp	1,241,052
82,233	*	MDC Partners, Inc	244,232
96,554	*	Meet Group, Inc	558,082
53,794	e	Meredith Corp	2,919,400
81,040	*	MSG Networks, Inc	1,815,296
104,440		National CineMedia, Inc	721,680
83,108		New Media Investment Group, Inc	1,136,086
180,159	e	New York Times Co (Class A)	4,631,888
61,159		Nexstar Broadcasting Group, Inc (Class A)	5,104,942
59,570	*	QuinStreet, Inc	1,134,213
20,451	*	Reading International, Inc	323,126
28,402	*	Rosetta Stone, Inc	430,574
4,295		Saga Communications, Inc	145,257
40,167		Scholastic Corp	1,674,562
90,425		Sinclair Broadcast Group, Inc (Class A)	2,785,994
28,465	*	TechTarget, Inc	412,743
291,531		TEGNA, Inc	3,422,574
5,847	*	Travelzoo, Inc	71,918
22,998	*	Tribune Publishing Co	275,286
126,875	*	TrueCar, Inc	1,190,088
43,015	*	WideOpenWest, Inc	325,193
58,786		World Wrestling Entertainment, Inc (Class A)	4,840,439
110,533	*	Yelp, Inc	4,025,612
		TOTAL MEDIA & ENTERTAINMENT	66,736,072
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
43,563	*,e	Abeona Therapeutics, Inc	$295,793
133,810	*	Acadia Pharmaceuticals, Inc	3,048,192
33,936	*,e	Accelerate Diagnostics, Inc	617,975
52,685	*	Acceleron Pharma, Inc	2,233,844
39,307	*,e	Achaogen, Inc	59,354
186,007	*	Achillion Pharmaceuticals, Inc	407,355
51,324	*	Aclaris Therapeutics, Inc	357,728
61,558	*	Acorda Therapeutics, Inc	1,023,710
30,778	*,e	Adamas Pharmaceuticals, Inc	277,002
23,078	*,e	ADMA Biologics, Inc	68,080
90,961	*	Aduro Biotech, Inc	271,064
80,821	*	Adverum Biotechnologies, Inc	257,011
28,151	*	Aeglea BioTherapeutics, Inc	257,300
47,768	*	Aerie Pharmaceuticals, Inc	2,246,051
130,448	*,e	Agenus, Inc	439,610
12,495	*,e	AgeX Therapeutics, Inc	48,356
58,024	*	Aimmune Therapeutics, Inc	1,364,724
17,976	*,e	Akcea Therapeutics, Inc	477,802
123,311	*	Akebia Therapeutics, Inc	679,444
118,762	*	Akorn, Inc	446,545
13,593	*	Albireo Pharma, Inc	353,418
82,333	*	Alder Biopharmaceuticals, Inc	1,159,249
26,216	*	Aldeyra Therapeutics, Inc	230,963
11,924	*,e	Allakos, Inc	476,364
14,146	*	Allena Pharmaceuticals, Inc	99,163
28,606	*	Allogene Therapeutics, Inc	867,620
45,354	*	AMAG Pharmaceuticals, Inc	742,445
257,252	*,e	Amicus Therapeutics, Inc	3,097,314
119,080	*	Amneal Pharmaceuticals, Inc	1,462,302
51,051	*	Amphastar Pharmaceuticals, Inc	1,161,921
96,781	*,e	Ampio Pharmaceuticals, Inc	48,390
29,329	*	AnaptysBio, Inc	1,945,099
11,936	*	ANI Pharmaceuticals, Inc	641,441
48,505	*	Apellis Pharmaceuticals, Inc	679,070
17,152	*,e	Aptinyx, Inc	91,592
6,730	*	Aquestive Therapeutics, Inc	41,255
72,186	*	Aratana Therapeutics, Inc	319,784
52,216	*	Arbutus Biopharma Corp	192,677
41,982	*	Arcus Biosciences, Inc	426,957
38,816	*	Ardelyx, Inc	81,514
68,380	*	Arena Pharmaceuticals, Inc	3,143,429
160,901	*	Arqule, Inc	595,334
280,975	*	Array Biopharma, Inc	5,245,803
116,828	*,e	Arrowhead Research Corp	1,649,611
5,372	*,e	Arsanis, Inc	14,666
10,417	*,e	Arvinas, Inc	181,360
30,156	*	Assembly Biosciences, Inc	686,954
97,548	*	Assertio Therapeutics, Inc.	435,064
58,012	*	Atara Biotherapeutics, Inc	2,204,456
61,786	*,e	Athenex, Inc	725,985
138,360	*,e	Athersys, Inc	219,992
49,744	*	Audentes Therapeutics, Inc	1,233,651
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

149,235	*,e	AVEO Pharmaceuticals, Inc	$104,375
74,635	*	Avid Bioservices, Inc	287,345
10,871	*	Avrobio, Inc	135,453
64,941	*	Bellicum Pharmaceuticals, Inc	214,305
148,179	*	BioCryst Pharmaceuticals, Inc	1,286,194
37,940	*	Biohaven Pharmaceutical Holding Co Ltd	1,445,135
7,782	*	Biospecifics Technologies Corp	505,674
124,954	*,e	BioTime, Inc	176,185
56,336	*	Blueprint Medicines Corp	4,061,262
35,916	*	Calithera Biosciences, Inc	160,185
9,448	*,e	Calyxt, Inc	125,375
46,189	*	Cambrex Corp	2,016,150
45,409	*,e	Cara Therapeutics Inc	692,487
48,434	*	CareDx, Inc	1,357,605
73,710	*,e	CASI Pharmaceuticals, Inc	255,037
21,450	*	Catalyst Biosciences, Inc	188,545
139,214	*	Catalyst Pharmaceuticals, Inc	350,819
7,093	*	Celcuity, Inc	157,606
14,157	*,e	Cellular Biomedicine Group, Inc	251,570
34,873	*	ChemoCentryx, Inc	426,846
54,689	*	Chimerix, Inc	127,425
46,955	*,e	ChromaDex Corp	156,360
34,113	*,e	Clearside Biomedical, Inc	40,253
65,527	*,e	Clovis Oncology, Inc	1,661,765
71,917	*	Codexis, Inc	1,353,478
27,226	*,e	Cohbar, Inc	89,301
74,877	*	Coherus Biosciences, Inc	1,007,844
40,112	*,e	Collegium Pharmaceutical, Inc	642,193
30,717	*	Concert Pharmaceuticals Inc	434,646
5,204	*	Constellation Pharmaceuticals, Inc	37,625
73,167	*,e	Corbus Pharmaceuticals Holdings, Inc	553,143
135,115	*,e	Corcept Therapeutics, Inc	1,510,586
38,815	*,e	Corium International, Inc	6,987
16,921	*	Corvus Pharmaceuticals, Inc	67,515
11,729	*,e	Crinetics Pharmaceuticals, Inc	308,238
62,328	*,e	CTI BioPharma Corp	74,170
21,569	*,e	Cue Biopharma, Inc	110,218
79,342	*	Cymabay Therapeutics, Inc	690,275
66,985	*	Cytokinetics, Inc	470,905
61,229	*	CytomX Therapeutics, Inc	1,039,668
11,761	*	Deciphera Pharmaceuticals, Inc	316,018
63,027	*,e	Denali Therapeutics, Inc	1,201,295
55,962	*	Dermira, Inc	369,349
71,921	*	Dicerna Pharmaceuticals Inc	741,506
18,020	*,e	Dova Pharmaceuticals, Inc	138,394
192,015	*	Durect Corp	116,207
87,372	*,e	Dynavax Technologies Corp	962,839
15,532	*	Eagle Pharmaceuticals, Inc	656,382
63,826	*	Editas Medicine, Inc	1,386,939
9,347	*,e	Eidos Therapeutics, Inc	114,127
26,241	*	Eloxx Pharmaceuticals, Inc	316,466
62,096	*	Emergent Biosolutions, Inc	3,874,169
23,153	*	Enanta Pharmaceuticals, Inc	1,839,043
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

309,848	*	Endo International plc	$3,021,018
48,178	*	Enzo Biochem, Inc	181,149
79,642	*	Epizyme, Inc	813,941
6,936	*	Equillium, Inc	60,967
31,371	*,e	Esperion Thereapeutics, Inc	1,457,183
18,447	*,e	Evelo Biosciences, Inc	165,654
13,561	*,e	Evolus, Inc	221,722
86,049	*	Fate Therapeutics, Inc	1,302,782
13,825	*	Fennec Pharmaceuticals, Inc	92,489
103,654	*	FibroGen, Inc	5,882,364
49,519	*	Five Prime Therapeutics, Inc	557,089
43,960	*,e	Flexion Therapeutics Inc	645,772
34,764	*	Fluidigm Corp	300,709
13,877	*	Forty Seven, Inc	203,853
32,437	*	G1 Therapeutics, Inc	693,827
27,740	*	Genomic Health, Inc	2,102,969
290,699	*,e	Geron Corp	334,304
68,236	*	Global Blood Therapeutics, Inc	3,269,187
46,753	*,e	GlycoMimetics Inc	523,634
9,264	*,e	Gritstone Oncology, Inc	118,579
171,097	*	Halozyme Therapeutics, Inc	2,768,349
42,864	*	Harvard Bioscience, Inc	147,024
94,245	*	Heron Therapeutics, Inc	2,535,190
22,978	*,e	Homology Medicines, Inc	465,764
229,078	*	Horizon Pharma plc	4,922,886
29,494	*	Idera Pharmaceuticals, Inc	74,620
39,100	*	Immune Design Corp	60,996
196,810	*	Immunogen, Inc	1,033,252
202,697	*,e	Immunomedics, Inc	2,997,889
22,571	*,e	Innovate Biopharmaceuticals, Inc	53,042
93,135	*	Innoviva, Inc	1,592,609
117,830	*	Inovio Pharmaceuticals, Inc	590,328
103,418	*	Insmed, Inc	2,514,092
40,017	*,e	Insys Therapeutics, Inc	138,459
43,358	*,e	Intellia Therapeutics, Inc	613,082
29,831	*	Intercept Pharmaceuticals, Inc	3,600,005
40,948	*	Intersect ENT, Inc	1,214,927
61,165	*	Intra-Cellular Therapies, Inc	736,427
95,641	*,e	Intrexon Corp	732,610
89,312	*	Invitae Corp	1,257,513
141,568	*	Iovance Biotherapeutics, Inc	1,295,347
191,452	*	Ironwood Pharmaceuticals, Inc	2,615,234
27,816	*	Jounce Therapeutics, Inc	116,549
153,200	*,e	Kadmon Holdings, Inc	369,212
16,484	*	Kala Pharmaceuticals, Inc	91,157
63,906	*	Karyopharm Therapeutics, Inc	541,284
6,633	*,e	Kezar Life Sciences, Inc	118,797
44,759	*	Kindred Biosciences Inc	440,876
8,359	*,e	Kiniksa Pharmaceuticals Ltd	146,282
12,726	*	Kodiak Sciences, Inc	97,736
39,207	*	Kura Oncology, Inc	623,391
28,734	*,e	La Jolla Pharmaceutical Co	173,553
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,981	*,e	Lannett Co, Inc	$290,798
57,103	*,e	Lexicon Pharmaceuticals, Inc	270,097
28,454	*	Ligand Pharmaceuticals, Inc (Class B)	3,360,417
6,286	*	Liquidia Technologies, Inc	90,456
10,888	*	LogicBio Therapeutics, Inc	96,250
36,721	*	Loxo Oncology, Inc	8,614,747
58,697		Luminex Corp	1,637,059
52,203	*	MacroGenics, Inc	612,341
9,295	*,e	Madrigal Pharmaceuticals, Inc	1,075,989
5,201	*,e	Magenta Therapeutics, Inc	36,459
113,200	*	Mallinckrodt plc	2,474,552
212,106	*,e	MannKind Corp	267,254
58,571	*	Marinus Pharmaceuticals, Inc	194,456
93,699	*,e	Medicines Co	2,165,384
44,814	*,e	MediciNova, Inc	406,911
29,354	*	Medpace Holdings, Inc	1,890,398
4,967	*,e	MeiraGTx Holdings plc	61,491
23,719	*	Melinta Therapeutics, Inc	20,024
7,433	*	Menlo Therapeutics, Inc	39,767
17,161	*,e	Mersana Therapeutics, Inc	78,597
45,243	*	Minerva Neurosciences, Inc	297,699
25,120	*	Miragen Therapeutics, Inc	71,843
27,701	*	Mirati Therapeutics, Inc	1,830,482
11,020	*	Molecular Templates, Inc	52,235
104,735	*	Momenta Pharmaceuticals, Inc	1,242,157
20,327	*,e	Mustang Bio, Inc	75,616
46,514	*	MyoKardia, Inc	1,924,749
96,488	*	Myriad Genetics, Inc	2,719,997
33,720	*	NanoString Technologies, Inc	749,933
35,776	*,e	NantKwest, Inc	38,638
44,160	*	Natera, Inc	600,134
85,713	*	NeoGenomics, Inc	1,424,550
8,130	*,e	Neon Therapeutics, Inc	34,471
30,628	*,e	Neos Therapeutics, Inc	65,544
34,728	*	NewLink Genetics Corp	51,745
523,857	*,e	Novavax, Inc	1,225,825
33,197	*,e	Nymox Pharmaceutical Corp	73,365
51,352	*,e	Ocular Therapeutix, Inc	194,111
7,813	*,e	Odonate Therapeutics, Inc	129,461
60,948	*,e	Omeros Corp	831,331
443,290	*,e	Opko Health, Inc	1,631,307
26,559	*,e	Optinose, Inc	171,040
119,432	*,e	Organovo Holdings, Inc	120,626
13,082	*	Osmotica Pharmaceuticals plc	102,563
14,346	*	Ovid therapeutics, Inc	40,599
193,773	*	Pacific Biosciences of California, Inc	1,340,909
54,857	*	Pacira Pharmaceuticals, Inc	2,231,583
239,339	*,e	Palatin Technologies, Inc	165,551
50,229	*,e	Paratek Pharmaceuticals, Inc	338,795
212,948	*	PDL BioPharma, Inc	677,175
26,062	*	Pfenex, Inc	102,684
27,781		Phibro Animal Health Corp	867,323
63,351	*	Pieris Pharmaceuticals, Inc	181,817
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,198	*,e	PolarityTE, Inc	$269,309
87,667	*,e	Portola Pharmaceuticals, Inc	2,375,776
70,879	*	Prestige Brands Holdings, Inc	1,978,942
7,648	*	Principia Biopharma, Inc	231,811
106,086	*	Progenics Pharmaceuticals, Inc	469,961
46,147	*,e	Proteostasis Therapeutics, Inc	139,364
58,664	*	Prothena Corp plc	689,302
61,975	*	PTC Therapeutics, Inc	1,929,282
40,754	*	Puma Biotechnology, Inc	1,136,222
10,223	*,e	Quanterix Corp	215,296
21,372	*	Ra Pharmaceuticals, Inc	438,767
52,269	*	Radius Health, Inc	954,955
25,143	*	Reata Pharmaceuticals, Inc	2,005,657
15,942	*	Recro Pharma, Inc	132,159
43,638	*	REGENXBIO, Inc	1,918,326
53,437	*	Repligen Corp	3,046,443
9,633	*	Replimune Group, Inc	116,656
14,765	*	resTORbio, Inc	131,113
57,656	*	Retrophin, Inc	1,243,063
42,872	*	Revance Therapeutics, Inc	740,399
21,121	*	Rhythm Pharmaceuticals, Inc	561,819
227,938	*	Rigel Pharmaceuticals, Inc	492,346
29,427	*,e	Rocket Pharmaceuticals, Inc	423,160
20,094	*,e	Rubius Therapeutics, Inc	275,087
141,940	*	Sangamo Biosciences, Inc	1,659,279
38,195	*	Savara, Inc	289,900
8,016	*,e	Scholar Rock Holding Corp	121,122
8,518	*,e	scPharmaceuticals, Inc	33,220
27,592	*,e	Selecta Biosciences, Inc	43,319
23,913	*,e	Seres Therapeutics, Inc	147,304
17,452	*	Sienna Biopharmaceuticals, Inc	46,771
63,337	*,e	SIGA Technologies, Inc	429,425
17,966	*	Solid Biosciences, Inc	452,204
172,015	*,e	Sorrento Therapeutics, Inc	354,351
42,029	*	Spark Therapeutics, Inc	2,009,827
141,204	*	Spectrum Pharmaceuticals, Inc	1,581,485
6,931	*,e	Spero Therapeutics, Inc	72,914
13,545	*,e	Spring Bank Pharmaceuticals, Inc	146,692
41,190	*	Stemline Therapeutics, Inc	455,561
66,507	*	Supernus Pharmaceuticals, Inc	2,535,912
8,867	*	Surface Oncology, Inc	50,985
8,574	*	Sutro Biopharma, Inc	90,713
17,941	*	Syndax Pharmaceuticals, Inc	100,470
84,638	*	Syneos Health, Inc	4,319,924
18,794	*,e	Synlogic, Inc	151,856
29,878	*	Syros Pharmaceuticals, Inc	178,969
42,755	*,e	T2 Biosystems, Inc	149,643
48,439	*,e	Teligent, Inc	82,346
93,487	*	Tetraphase Pharmaceuticals, Inc	114,989
93,961	*,e	TG Therapeutics, Inc	385,240
252,635	*,e	TherapeuticsMD, Inc	1,326,334
58,682	*,e	Theravance Biopharma, Inc	1,528,666
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,657	*,e	Tocagen, Inc	$345,198
12,634	*,e	Translate Bio, Inc	71,761
17,468	*	Tricida, Inc	383,248
6,759	*,e	Twist Bioscience Corp	156,336
171,958	*,e	Tyme Technologies, Inc	462,567
65,171	*	Ultragenyx Pharmaceutical, Inc	3,214,234
33,284	*,e	UNITY Biotechnology, Inc	380,769
25,481	*,e	Unum Therapeutics, Inc	110,078
70,201	*	Vanda Pharmaceuticals, Inc	1,904,553
41,563	*	Veracyte, Inc	756,031
110,482	*,e	Verastem, Inc	362,381
58,413	*	Vericel Corp	1,004,704
7,478	*	Verrica Pharmaceuticals, Inc	89,512
80,197	*,e	Viking Therapeutics, Inc	654,408
30,388	*	Voyager Therapeutics, Inc	318,770
23,748	*	WaVe Life Sciences Pte Ltd	884,613
64,674	*	Xencor Inc	2,334,731
8,525	*,e	Xeris Pharmaceuticals, Inc	118,327
7,765	*,e	XOMA Corp	93,724
9,329	*	Y-mAbs Therapeutics, Inc	191,991
46,597	*	Zafgen, Inc	206,891
188,549	*,e	ZIOPHARM Oncology, Inc	422,350
56,500	*,e	Zogenix, Inc	2,471,875
48,150	*,e	Zomedica Pharmaceuticals Corp	38,510
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	241,614,442

REAL ESTATE - 7.5%
111,570		Acadia Realty Trust	3,205,406
46,154		Agree Realty Corp	3,047,549
94,789		Alexander & Baldwin, Inc	2,183,939
3,045		Alexander’s, Inc	1,014,168
16,385	*,e	Altisource Portfolio Solutions S.A.	387,997
53,561		American Assets Trust, Inc	2,299,909
2,523	*,e	American Realty Investors, Inc	33,001
118,566		Americold Realty Trust	3,476,355
70,733		Armada Hoffler Properties, Inc	1,062,410
114,329		Ashford Hospitality Trust, Inc	565,929
37,356		Bluerock Residential Growth REIT, Inc	387,755
40,227		BraeMar Hotels & Resorts, Inc	447,324
10,076		Brt Realty Trust	131,089
113,755		CareTrust REIT, Inc	2,500,335
66,748		CatchMark Timber Trust Inc	613,414
223,480		CBL & Associates Properties, Inc	556,465
133,565		Cedar Realty Trust, Inc	466,142
62,586		Chatham Lodging Trust	1,264,863
82,915		Chesapeake Lodging Trust	2,361,419
47,298		City Office REIT, Inc	546,765
19,188		Clipper Realty, Inc	248,485
25,259		Community Healthcare Trust, Inc	834,052
4,973		Consolidated-Tomoka Land Co	303,701
161,706		CoreCivic, Inc	3,213,098
18,349		CorEnergy Infrastructure Trust, Inc	657,078
56,954		CorePoint Lodging, Inc	697,117
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

565,559		Cousins Properties, Inc	$5,005,197
67,549	*	Cushman & Wakefield plc	1,164,545
282,942		DiamondRock Hospitality Co	2,874,691
82,164		Easterly Government Properties, Inc	1,475,665
47,684		EastGroup Properties, Inc	4,933,387
51,176		Essential Properties Realty Trust, Inc	813,698
39,521		Farmland Partners, Inc	221,713
168,973		First Industrial Realty Trust, Inc	5,528,797
16,136	*	Forestar Group, Inc	258,337
92,078		Four Corners Property Trust, Inc	2,600,283
151,914		Franklin Street Properties Corp	1,127,202
66,096		Front Yard Residential Corp	715,159
8,123	*	FRP Holdings, Inc	411,999
165,664		Geo Group, Inc	3,735,723
45,074		Getty Realty Corp	1,445,072
42,441		Gladstone Commercial Corp	846,698
15,944		Gladstone Land Corp	192,604
29,706		Global Medical REIT, Inc	284,881
99,402		Global Net Lease, Inc	1,927,405
765		Griffin Land & Nurseries, Inc (Class A)	25,727
72,116		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,629,100
170,700		Healthcare Realty Trust, Inc	5,511,903
50,765		Hersha Hospitality Trust	940,675
51,752		HFF, Inc (Class A)	2,143,568
120,632		Independence Realty Trust, Inc	1,260,604
90,214		Industrial Logistics Properties Trust	1,938,699
12,376		Innovative Industrial Properties, Inc	766,322
16,951		Investors Real Estate Trust	997,905
91,304		iStar Financial, Inc	875,605
27,773		Jernigan Capital, Inc	602,119
173,449		Kennedy-Wilson Holdings, Inc	3,467,245
110,562		Kite Realty Group Trust	1,838,646
288,593		Lexington Realty Trust	2,773,379
54,992		LTC Properties, Inc	2,608,820
123,459		Mack-Cali Realty Corp	2,543,255
27,939	*	Marcus & Millichap, Inc	1,106,384
7,422	*	Maui Land & Pineapple Co, Inc	88,619
48,934		MedEquities Realty Trust, Inc	566,166
122,847		Monmouth Real Estate Investment Corp (Class A)	1,687,918
56,710		National Health Investors, Inc	4,721,675
77,226		National Storage Affiliates Trust	2,247,277
114,961		New Senior Investment Group, Inc	623,089
205,481		Newmark Group, Inc	2,147,276
26,121		NexPoint Residential Trust, Inc	977,187
63,693		NorthStar Realty Europe Corp	1,069,405
64,907		Office Properties Income Trust	2,078,971
20,796		One Liberty Properties, Inc	565,651
186,066		Pebblebrook Hotel Trust	5,963,415
89,374		Pennsylvania REIT	658,686
251,090		Physicians Realty Trust	4,547,240
173,773		Piedmont Office Realty Trust, Inc	3,364,245
89,009		Potlatch Corp	3,282,652
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,034		Preferred Apartment Communities, Inc	$906,841
27,774		PS Business Parks, Inc	4,032,507
69,959		QTS Realty Trust, Inc	2,945,973
26,019		Re/Max Holdings, Inc	1,085,513
107,367	*,e	Redfin Corp	1,920,796
148,663		Retail Opportunities Investment Corp	2,612,009
126,995		Rexford Industrial Realty, Inc	4,267,032
234,850		RLJ Lodging Trust	4,356,467
10,401		RMR Group, Inc	686,570
105,521		RPT Realty	1,381,270
60,473		Ryman Hospitality Properties	4,859,006
239,562		Sabra Healthcare REIT, Inc	4,920,603
9,855		Safety Income and Growth, Inc	173,842
16,326		Saul Centers, Inc	864,625
43,093		Seritage Growth Properties	1,732,770
61,234		Spirit MTA REIT	478,850
50,737	*	St. Joe Co	789,468
134,152		STAG Industrial, Inc	3,698,571
6,939		Stratus Properties, Inc	164,454
145,234		Summit Hotel Properties, Inc	1,622,264
313,024		Sunstone Hotel Investors, Inc	4,476,243
123,337		Tanger Factory Outlet Centers, Inc	2,805,917
29,126	*	Tejon Ranch Co	548,151
80,468		Terreno Realty Corp	3,246,079
73,445		Tier REIT, Inc	1,725,957
1,971	*	Transcontinental Realty Investors, Inc	66,127
21,521	*	Trinity Place Holdings, Inc	89,312
50,986		UMH Properties, Inc	715,334
18,420		Universal Health Realty Income Trust	1,284,242
148,775		Urban Edge Properties	3,037,985
42,845		Urstadt Biddle Properties, Inc (Class A)	917,740
253,441		Washington Prime Group, Inc	1,439,545
110,568		Washington REIT	2,802,899
56,716	*	Whitestone REIT	804,233
153,808		Xenia Hotels & Resorts, Inc	2,886,976
		TOTAL REAL ESTATE	204,034,420

RETAILING - 4.5%
42,260	*	1-800-FLOWERS.COM, Inc (Class A)	674,047
94,791		Aaron’s, Inc	4,745,237
89,448		Abercrombie & Fitch Co (Class A)	1,938,338
218,116		American Eagle Outfitters, Inc	4,606,610
8,579	*	America’s Car-Mart, Inc	600,187
25,958	*	Asbury Automotive Group, Inc	1,833,933
253,800	*	Ascena Retail Group, Inc	621,810
60,885	*	At Home Group, Inc	1,341,905
59,875	*	Barnes & Noble Education, Inc	342,485
83,633		Barnes & Noble, Inc	504,307
181,407		Bed Bath & Beyond, Inc	2,737,432
23,495	e	Big 5 Sporting Goods Corp	80,823
53,469		Big Lots, Inc	1,686,412
98,976	*	BJ’s Wholesale Club Holdings, Inc	2,604,059
40,196	*	Boot Barn Holdings, Inc	941,792
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,080	e	Buckle, Inc	$713,560
58,515		Caleres, Inc	1,746,088
46,088	e	Camping World Holdings, Inc	653,528
43,396	*,e	Carvana Co	1,612,161
34,827		Cato Corp (Class A)	517,181
172,703		Chico’s FAS, Inc	1,001,677
21,388		Children’s Place Retail Stores, Inc	2,069,503
19,470		Citi Trends, Inc	398,940
26,753	*	Conn’s, Inc	560,208
25,906	*	Container Store Group, Inc	185,487
63,065		Core-Mark Holding Co, Inc	1,758,252
15,460	e	Dillard’s, Inc (Class A)	1,032,573
92,903		DSW, Inc (Class A)	2,531,607
11,119	*,e	Duluth Holdings, Inc	265,522
163,195	*	Etsy, Inc	8,918,607
98,715	*	Express Parent LLC	523,190
74,569	*	Five Below, Inc	9,226,422
13,528	*,e	Funko, Inc	234,711
13,734	*,e	Gaia, Inc	161,512
137,982	e	GameStop Corp (Class A)	1,564,716
27,138	*	Genesco, Inc	1,226,095
124,364	*,e	GNC Holdings, Inc	379,310
25,989		Group 1 Automotive, Inc	1,586,109
600,843	*	Groupon, Inc	2,265,178
77,446		Guess?, Inc	1,510,971
26,025		Haverty Furniture Cos, Inc	530,129
25,080	*	Hibbett Sports, Inc	409,807
54,227	*	Hudson Ltd	698,444
28,393	*	J. Jill, Inc	168,938
465,443	*,e	JC Penney Co, Inc	614,385
23,099	*	Kirkland’s, Inc	236,072
15,574	*	Lands’ End, Inc	278,775
19,936	*	Leaf Group Ltd	153,108
73,886	*	Liberty Expedia Holdings, Inc	3,028,587
30,035	*	Liquidity Services, Inc	251,393
30,449		Lithia Motors, Inc (Class A)	2,708,439
42,818	*	Lumber Liquidators, Inc	514,672
31,071	*	MarineMax, Inc	552,442
43,115		Monro Muffler, Inc	3,089,621
40,799	*	Murphy USA, Inc	3,000,766
85,629	*	National Vision Holdings, Inc	2,719,577
41,264		Nutri/System, Inc	1,791,270
755,223		Office Depot, Inc	2,227,908
66,960	*	Ollie’s Bargain Outlet Holdings, Inc	5,234,263
32,665	*,e	Overstock.com, Inc	566,738
79,734	*,e	Party City Holdco, Inc	880,263
27,277	e	PetMed Express, Inc	645,919
108,970	*	Quotient Technology, Inc	1,089,700
59,832	*	Rent-A-Center, Inc	1,047,060
27,225	*,e	RH	3,699,061
55,783	*	RTW RetailWinds, Inc	172,927
164,026	*	Sally Beauty Holdings, Inc	2,824,528
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,430	e	Shoe Carnival, Inc	$569,058
45,509	*	Shutterfly, Inc	2,091,594
26,617		Shutterstock, Inc	1,064,946
69,452		Signet Jewelers Ltd	1,691,851
43,665	*	Sleep Number Corp	1,571,940
33,050		Sonic Automotive, Inc (Class A)	505,665
58,150	*	Sportsman’s Warehouse Holdings, Inc	298,891
24,096	*	Stamps.com, Inc	4,483,784
64,686		Tailored Brands, Inc	816,984
65,158		Tile Shop Holdings, Inc	494,549
27,451		Tilly’s, Inc	332,432
7,194		Weyco Group, Inc	193,303
3,338		Winmark Corp	514,553
28,034	*	Zumiez, Inc	712,344
		TOTAL RETAILING	122,379,171

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
37,641	*	Acacia Communications, Inc	1,637,760
9,896	*,e	ACM Research, Inc	92,132
38,423	*,e	Adesto Technologies Corp	189,425
50,338	*	Advanced Energy Industries, Inc	2,581,836
22,516	*	Alpha & Omega Semiconductor Ltd	268,166
43,221	*,e	Ambarella, Inc	1,642,398
140,166	*	Amkor Technology, Inc	1,121,328
32,929	*	Aquantia Corp	290,104
43,691	*	Axcelis Technologies, Inc	910,083
54,840	*	AXT, Inc	225,392
94,784		Brooks Automation, Inc	2,950,626
38,531		Cabot Microelectronics Corp	3,925,924
31,819	*	Ceva, Inc	904,932
16	*,†	China Energy Savings Technology, Inc	0
81,105	*	Cirrus Logic, Inc	3,013,051
53,485		Cohu, Inc	938,127
137,429	*	Cree, Inc	6,930,545
54,487	*	Diodes, Inc	1,832,398
193,088		Entegris, Inc	6,381,558
99,513	*	Formfactor, Inc	1,494,685
30,165	*,e	Ichor Holdings Ltd	620,494
25,358	*,e	Impinj, Inc	388,485
58,966	*	Inphi Corp	2,325,619
177,263	*	Integrated Device Technology, Inc	8,659,298
71,986	*,e	Kopin Corp	99,341
165,468	*	Lattice Semiconductor Corp	1,290,650
63,502	*	MA-COM Technology Solutions	1,144,941
87,076	*	MaxLinear, Inc	1,708,431
31,230	*	Nanometrics, Inc	955,326
50,866	*	NeoPhotonics Corp Ltd	367,252
7,226		NVE Corp	688,566
40,347	*	PDF Solutions, Inc	424,047
95,227	*	Photronics, Inc	1,017,977
39,143		Power Integrations, Inc	2,583,438
141,965	*	Rambus, Inc	1,280,524
45,034	*	Rudolph Technologies, Inc	978,138
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

87,784	*	Semtech Corp	$4,262,791
57,712	*	Silicon Laboratories, Inc	4,414,968
15,170	*	SMART Global Holdings, Inc	376,368
80,617	*,e	SunPower Corp	468,385
55,292	*	Ultra Clean Holdings	655,763
67,828	*	Veeco Instruments, Inc	665,393
66,477		Xperi Corp	1,424,602
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	74,131,267

SOFTWARE & SERVICES - 7.5%
129,467	*	8x8, Inc	2,279,914
70,553	*	A10 Networks, Inc	479,055
157,338	*	ACI Worldwide, Inc	4,650,911
42,785	*	Alarm.com Holdings, Inc	2,692,460
33,362	*	Altair Engineering, Inc	1,080,261
39,309	*,e	Alteryx, Inc	2,796,835
32,777	*	Amber Road, Inc	285,488
31,219	*	American Software, Inc (Class A)	345,282
24,096	*	Anaplan, Inc	756,373
21,633	*	Appfolio, Inc	1,369,585
19,623	*,e	Asure Software, Inc	104,198
13,098	*,e	Avalara, Inc	522,217
145,571	*	Avaya Holdings Corp	2,461,606
30,563	*	Benefitfocus, Inc	1,710,000
65,802		Blackbaud, Inc	4,711,423
50,182	*	Blackline, Inc	2,387,659
56,513	*	Bottomline Technologies, Inc	2,918,896
167,866	*	Box, Inc	3,511,757
47,989	*	Brightcove, Inc	384,872
33,542	*	CACI International, Inc (Class A)	5,607,552
51,442	*,e	Carbon Black, Inc	796,837
45,012	*	Carbonite, Inc	1,289,144
54,217	*	Cardtronics plc	1,467,654
19,788		Cass Information Systems, Inc	971,393
35,495	*	ChannelAdvisor Corp	381,571
89,633	*	Cision Ltd	1,111,449
272,854	*	Cloudera, Inc	3,683,529
55,312	*	Commvault Systems, Inc	3,654,464
74,575	*	Cornerstone OnDemand, Inc	4,276,130
74,271	*	Coupa Software, Inc	6,458,606
47,163		CSG Systems International, Inc	1,706,829
13,678	*,e	Digimarc Corp	266,584
10,356	*	Domo, Inc	279,612
32,873	e	Ebix, Inc	1,877,706
27,460	*	eGain Corp	196,614
47,143	*	Ellie Mae, Inc	3,573,439
95,684	*	Endurance International Group Holdings, Inc	775,040
61,359	*	Envestnet, Inc	3,328,726
35,493	*	Everbridge, Inc	2,195,597
85,380	*	Everi Holdings, Inc	567,777
83,889		EVERTEC, Inc	2,321,209
32,063	*	Evo Payments, Inc	806,384
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,838	*	Exela Technologies, Inc	$227,882
46,174	*	ExlService Holdings, Inc	2,655,005
77,390	*	Five9, Inc	3,956,951
40,234	*	ForeScout Technologies, Inc	1,227,137
57,337	*,e	GTT Communications, Inc	1,467,827
36,521		Hackett Group, Inc	657,013
50,519	*	HubSpot, Inc	7,997,663
10,332	*	I3 Verticals, Inc	255,510
40,842	*	Information Services Group, Inc	168,677
42,473	*	Instructure, Inc	1,678,958
43,778	*,e	Internap Corp	236,839
63,095		j2 Global, Inc	4,742,220
149,700	*	Limelight Networks, Inc	467,064
82,785	*	Liveperson, Inc	1,942,964
107,430	*	LiveRamp Holdings, Inc	4,666,759
6,072	*	Majesco	51,612
36,897		Mantech International Corp (Class A)	2,079,884
87,286		MAXIMUS, Inc	6,121,367
12,781	*	MicroStrategy, Inc (Class A)	1,621,781
59,157	*	MINDBODY, Inc	2,156,864
46,238	*	Mitek Systems, Inc	510,005
113,887	*	MobileIron, Inc	552,352
38,200	*	Model N, Inc	554,282
50,176	*	MoneyGram International, Inc	106,875
56,878		Monotype Imaging Holdings, Inc	944,175
61,427	*	New Relic, Inc	6,244,054
92,545		NIC, Inc	1,517,738
43,235	*	OneSpan, Inc	630,799
15,163	*	Park City Group, Inc	131,312
39,064	*	Paylocity Holding Corp	2,774,716
46,460	*	Perficient, Inc	1,185,195
198,073		Perspecta, Inc	3,971,364
18,545	*	PFSweb, Inc	112,939
54,416		Presidio, Inc	866,847
25,179	*	PRGX Global, Inc	230,640
61,663		Progress Software Corp	2,234,050
43,955	*	PROS Holdings, Inc	1,520,843
51,081	*	Q2 Holdings, Inc	3,035,744
14,190		QAD, Inc (Class A)	598,250
46,485	*	Qualys, Inc	4,022,347
49,076	*	Rapid7, Inc	1,971,874
11,929	*,e	Rimini Street, Inc	63,224
93,394	*	SailPoint Technologies Holding, Inc	2,666,399
68,947		Science Applications International Corp	4,629,102
13,818	*,e	SecureWorks Corp	316,708
89,088	*	ServiceSource International LLC	106,906
10,429	*,e	ShotSpotter, Inc	502,261
23,440	*	SPS Commerce, Inc	2,078,190
23,685	*,e	SVMK, Inc	308,142
55,258	*	Sykes Enterprises, Inc	1,523,463
53,558	*	Telaria, Inc	170,850
37,092	*	TeleNav, Inc	164,318
19,108	*	Tenable Holdings, Inc	528,909
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

165,675		TiVo Corp	$1,843,963
45,454	*	Trade Desk, Inc	6,485,377
167,669		Travelport Worldwide Ltd	2,625,696
21,333		TTEC Holdings, Inc	713,162
13,009	*,e	Tucows, Inc	957,723
72,367	*,e	Unisys Corp	946,560
21,752	*	Upland Software, Inc	679,532
37,332	*	Varonis Systems, Inc	2,205,575
88,337	*	Verint Systems, Inc	4,272,861
8,721	*,e	Veritone, Inc	46,483
84,850	*,e	VirnetX Holding Corp	432,735
39,265	*	Virtusa Corp	1,905,138
39,971	*	Workiva, Inc	1,674,785
113,296	*	Yext, Inc	1,766,285
63,373	*	Zix Corp	451,216
83,042	*	Zscaler, Inc	4,016,741
		TOTAL SOFTWARE & SERVICES	205,221,320

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
149,167	*	3D Systems Corp	1,903,371
66,159		Adtran, Inc	964,598
57,058	*	Aerohive Networks, Inc	217,962
17,472	*	Agilysys, Inc	309,254
40,898	*	Anixter International, Inc	2,482,918
29,029	*,e	Applied Optoelectronics, Inc	504,524
108,604	*	Arlo Technologies, Inc	780,863
39,275	*	Avid Technology, Inc	186,949
65,174		AVX Corp	1,156,838
39,173		Badger Meter, Inc	2,067,943
11,452		Bel Fuse, Inc (Class B)	264,312
53,472		Belden CDT, Inc	2,866,634
62,036		Benchmark Electronics, Inc	1,576,955
48,216	*	CalAmp Corp	694,793
61,252	*	Calix, Inc	666,422
39,015	*	Casa Systems, Inc	454,135
195,607	*	Ciena Corp	7,450,671
13,438	*	Clearfield, Inc	158,165
31,510		Comtech Telecommunications Corp	786,805
34,668	*	Control4 Corp	688,853
55,902	*	Cray, Inc	1,226,490
44,963		CTS Corp	1,275,600
42,437		Daktronics, Inc	319,551
7,169	*	DASAN Zhone Solutions, Inc	95,778
120,874		Diebold, Inc	513,714
31,119	*	Digi International, Inc	369,071
45,744	*,e	Eastman Kodak Co	133,115
43,549	*	Electro Scientific Industries, Inc	1,306,470
58,870	*	Electronics for Imaging, Inc	1,554,757
18,096	*	ePlus, Inc	1,433,565
162,217	*	Extreme Networks, Inc	1,226,360
48,503	*	Fabrinet	2,756,910
24,084	*	FARO Technologies, Inc	1,024,052
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

160,069	*	Finisar Corp	$3,646,372
292,287	*	Fitbit, Inc	1,803,411
126,603	*	Harmonic, Inc	669,730
85,739	*	II-VI, Inc	3,254,652
39,997	*	Immersion Corp	379,571
209,119	*	Infinera Corp	920,124
48,721	*	Insight Enterprises, Inc	2,237,268
46,243		InterDigital, Inc	3,366,953
27,499	*	Iteris, Inc	105,871
46,020	*	Itron, Inc	2,514,073
75,827		Kemet Corp	1,343,654
31,224	*	Kimball Electronics, Inc	504,892
116,520	*	Knowles Corp	1,817,712
19,212	*	KVH Industries, Inc	214,790
101,241	*	Lumentum Holdings, Inc	4,951,697
42,187	*,e	Maxwell Technologies, Inc	125,717
4,822		Mesa Laboratories, Inc	1,092,328
48,296		Methode Electronics, Inc	1,243,622
24,275		MTS Systems Corp	1,215,206
13,881	*	Napco Security Technologies, Inc	218,070
41,816	*	Netgear, Inc	1,656,332
103,324	*	Netscout Systems, Inc	2,679,191
30,391	*	nLight, Inc	594,144
44,592	*	Novanta, Inc	3,107,171
23,452	*	OSI Systems, Inc	2,103,410
17,408	*	PAR Technology Corp	433,981
29,390		Park Electrochemical Corp	669,504
16,097		PC Connection, Inc	533,294
45,110		Plantronics, Inc	1,749,817
41,756	*	Plexus Corp	2,343,347
51,810	*	Quantenna Communications, Inc	774,041
64,315	*	Ribbon Communications, Inc	358,878
25,027	*	Rogers Corp	3,176,177
93,623	*	Sanmina Corp	2,922,910
34,282	*	Scansource, Inc	1,313,343
69,356	*	Stratasys Ltd	1,770,659
48,024	*	Synaptics, Inc	1,911,355
56,677		SYNNEX Corp	5,484,066
52,147	*	Tech Data Corp	4,986,818
121,794	*	TTM Technologies, Inc	1,398,195
79,615	*	USA Technologies, Inc	470,525
74,469	*,e	Viasat, Inc	4,668,462
310,169	*	Viavi Solutions, Inc	3,449,079
180,008		Vishay Intertechnology, Inc	3,510,156
14,118	*	Vishay Precision Group, Inc	471,965
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	123,580,931

TELECOMMUNICATION SERVICES - 0.8%
14,721		ATN International, Inc	1,097,892
55,097	*	Boingo Wireless, Inc	1,328,940
63,601	*	Cincinnati Bell, Inc	530,432
57,312		Cogent Communications Group, Inc	2,776,767
92,941	e	Consolidated Communications Holdings, Inc	992,610
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

163,549	*,e	Frontier Communications Corp	$327,098
83,795	*,e	Gogo, Inc	346,073
77,755	*	Intelsat S.A.	1,891,779
129,595	*	Iridium Communications, Inc	2,511,551
122,086	*,e	NII Holdings, Inc	592,117
25,028	*	Ooma, Inc	378,173
100,833	*	Orbcomm, Inc	820,781
12,900	*	pdvWireless, Inc	520,386
64,305		Shenandoah Telecom Co	3,062,847
24,468		Spok Holdings, Inc	338,637
302,984	*	Vonage Holdings Corp	2,760,184
58,076	*,e	Windstream Holdings, Inc	174,809
		TOTAL TELECOMMUNICATION SERVICES	20,451,076

TRANSPORTATION - 1.5%
78,531	*	Air Transport Services Group, Inc	1,865,111
17,557		Allegiant Travel Co	2,282,410
36,098		Arkansas Best Corp	1,358,007
31,431	*	Atlas Air Worldwide Holdings, Inc	1,672,758
91,371	*	Avis Budget Group, Inc	2,434,123
69,664		Costamare, Inc	353,893
20,146	*	Covenant Transportation Group, Inc	475,043
64,143	*	Daseke, Inc	267,476
73,053	*	Eagle Bulk Shipping, Inc	300,248
40,217	*	Echo Global Logistics, Inc	955,556
40,963		Forward Air Corp	2,397,564
13,752	*	Genco Shipping & Trading Ltd	101,352
66,990		Hawaiian Holdings, Inc	2,145,020
66,811		Heartland Express, Inc	1,336,888
74,274	*,e	Hertz Global Holdings, Inc	1,232,206
44,593	*	Hub Group, Inc (Class A)	1,984,834
53,591		Marten Transport Ltd	1,036,986
57,726		Matson, Inc	1,934,398
17,838	*	Mesa Air Group, Inc	156,083
2,702	*	PAM Transportation Services, Inc	132,803
10,288		Park-Ohio Holdings Corp	334,154
58,270	*	Radiant Logistics, Inc	287,854
76,800	*	Safe Bulkers, Inc	119,040
34,633	*	Saia, Inc	2,076,941
87,732		Scorpio Bulkers, Inc	396,549
69,383		Skywest, Inc	3,535,064
93,812	*	Spirit Airlines, Inc	5,518,022
12,236		Universal Truckload Services, Inc	249,370
27,003	*	US Xpress Enterprises, Inc	199,282
9,659	*	USA Truck, Inc	172,510
63,378		Werner Enterprises, Inc	2,086,404
45,392	*	YRC Worldwide, Inc	283,246
		TOTAL TRANSPORTATION	39,681,195
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.6%
70,588		Allete, Inc	$5,431,041
49,758		American States Water Co	3,369,612
18,418	*	AquaVenture Holdings Ltd	387,330
9,200		Artesian Resources Corp	325,588
170,342	*,e	Atlantic Power Corp	427,558
90,195		Avista Corp	3,774,661
72,087		Black Hills Corp	4,893,986
30,223	*,e	Cadiz, Inc	311,297
65,114		California Water Service Group	3,224,445
21,469		Chesapeake Utilities Corp	1,944,447
49,250		Clearway Energy, Inc (Class A)	723,975
98,474		Clearway Energy, Inc (Class C)	1,485,973
16,712		Connecticut Water Service, Inc	1,133,742
16,592		Consolidated Water Co, Inc	216,526
54,918		El Paso Electric Co	2,884,293
11,990		Global Water Resources, Inc	115,464
69,055		Idacorp, Inc	6,732,863
48,174		MGE Energy, Inc	3,098,070
22,101		Middlesex Water Co	1,242,076
119,235		New Jersey Resources Corp	5,782,898
39,518		Northwest Natural Holding Co	2,473,827
69,581		NorthWestern Corp	4,446,922
71,562		ONE Gas, Inc	5,878,818
55,234		Ormat Technologies, Inc	3,187,554
54,362		Otter Tail Corp	2,633,839
107,079		Pattern Energy Group, Inc	2,278,641
108,923		PNM Resources, Inc	4,639,031
122,342		Portland General Electric Co	5,911,565
19,960	*	Pure Cycle Corp	202,993
7,883	e	RGC Resources, Inc	221,749
23,445		SJW Corp	1,405,528
117,100		South Jersey Industries, Inc	3,487,238
66,960		Southwest Gas Corp	5,244,307
13,545	e	Spark Energy, Inc	112,423
67,571		Spire, Inc	5,363,110
103,491		TerraForm Power, Inc	1,229,473
21,181		Unitil Corp	1,111,155
17,263		York Water Co	567,953
		TOTAL UTILITIES	97,901,971

		TOTAL COMMON STOCKS	2,733,049,384
		(Cost $2,259,655,927)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
122,474	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

DIVERSIFIED FINANCIALS - 0.0%
1,297		Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†	Forest Laboratories, Inc CVR			$7,909
5,149	†	Omthera Pharmaceuticals, Inc			3,089
9,351		Tobira Therapeutics, Inc			561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,559

		TOTAL RIGHTS / WARRANTS			11,559
		(Cost $561)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.2%

TREASURY DEBT - 0.1%
$1,600,000		United States Treasury Bill	2.322%	02/12/19	1,598,866
		TOTAL TREASURY DEBT			1,598,866

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.1%
167,814,438	c	State Street Navigator Securities Lending Government Money Market Portfolio			167,814,438
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			167,814,438

		TOTAL SHORT-TERM INVESTMENTS			169,413,304
		(Cost $169,413,304)
		TOTAL INVESTMENTS - 106.1%			2,902,474,247
		(Cost $2,429,069,792)
		OTHER ASSETS & LIABILITIES, NET - (6.1)%			(165,703,254)
		NET ASSETS - 100.0%			$2,736,770,993

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $162,935,028.

280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUSTRALIA - 0.0%
1,516,000	*	MMG Ltd	$558,874
		TOTAL AUSTRALIA	558,874

BRAZIL - 7.9%
2,434,251		AMBEV S.A.	11,695,232
194,400		Atacadao Distribuicao Comercio e Industria Ltd	1,065,490
87,900	*	B2W Companhia Global Do Varejo	1,206,782
1,066,574		B3 S.A.-Brasil Bolsa Balcao	9,210,915
528,193		Banco Bradesco S.A.	5,834,753
1,725,288		Banco Bradesco S.A. (Preference)	21,423,633
449,286		Banco do Brasil S.A.	6,393,310
2,483,668	*	Banco Itau Holding Financeira S.A.	26,421,215
215,139		Banco Santander Brasil S.A.	2,837,557
329,900		BB Seguridade Participacoes S.A.	2,809,977
400,537		BR Malls Participacoes S.A.	1,598,274
90,715		Braskem S.A.	1,300,488
258,556	*	BRF S.A.	1,669,420
112,200	*	Centrais Eletricas Brasileiras S.A.	1,152,171
129,692	*	Centrais Eletricas Brasileiras S.A. (Preference)	1,450,214
84,257		Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,249,661
617,556		Cia de Concessoes Rodoviarias	2,520,836
189,700		Cia de Saneamento Basico do Estado de Sao Paulo	2,260,098
483,491		Cia Energetica de Minas Gerais	1,839,166
343,430	*	Cia Siderurgica Nacional S.A.	961,249
605,038		Cielo S.A.	1,981,490
124,736		Cosan SA Industria e Comercio	1,519,160
338,179		Empresa Brasileira de Aeronautica S.A.	1,793,541
103,875		Engie Brasil Energia S.A.	1,192,986
86,200		Equatorial Energia S.A.	2,084,104
537,675		Gerdau S.A. (Preference)	2,309,044
163,482		Hypermarcas S.A.	1,427,998
2,292,927		Investimentos Itau S.A. - PR	8,493,081
54,181		IRB Brasil Resseguros S	1,266,580
467,964		JBS S.A.	1,937,498
335,620		Klabin S.A.	1,710,539
680,396		Kroton Educacional S.A.	2,133,737
254,435		Localiza Rent A Car	2,326,158
364,785		Lojas Americanas S.A.(Preference)	2,109,791
366,795		Lojas Renner S.A.	4,583,231
47,800		M Dias Branco S.A.	623,974
40,380		Magazine Luiza S.A.	1,985,108
116,907		Multiplan Empreendimentos Imobiliarios S.A.	834,688
94,992		Natura Cosmeticos S.A.	1,235,379
166,281		Petrobras Distribuidora S.A.	1,215,062
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,535,560		Petroleo Brasileiro S.A.	$12,456,572
2,019,446		Petroleo Brasileiro S.A. (Preference)	14,186,530
50,712		Porto Seguro S.A.	779,795
111,900		Raia Drogasil S.A.	1,903,822
537,400	*	Rumo S.A.	2,897,327
96,636		Sul America SA	850,810
285,384		Suzano Papel e Celulose S.A.	3,597,706
227,621		Telefonica Brasil S.A.	3,039,404
397,366		Tim Participacoes S.A.	1,351,545
202,880		Ultrapar Participacoes S.A.	3,183,962
1,625,684		Vale S.A.	20,302,411
427,552	*	Weg S.A.	2,209,217
		TOTAL BRAZIL	215,422,691

CHILE - 1.1%
1,207,642		Aguas Andinas S.A.	713,757
11,732,626		Banco de Chile	1,861,333
20,691		Banco de Credito e Inversiones	1,474,715
30,839,552		Banco Santander Chile S.A.	2,487,667
745,219		Centros Comerciales Sudamericanos S.A.	1,505,665
77,095		Cia Cervecerias Unidas S.A.	1,048,036
4,042,610		Colbun S.A.	917,879
69,948,097		Corpbanca S.A.	702,894
155,914		Embotelladora Andina S.A.	603,754
72,288		Empresa Nacional de Telecomunicaciones S.A.	696,392
648,054		Empresas CMPC S.A.	2,342,007
232,656		Empresas COPEC S.A.	3,195,279
14,717,920		Enersis Chile S.A.	1,550,790
15,351,321		Enersis S.A.	3,134,257
152,901		Lan Airlines S.A.	1,823,564
375,676		SACI Falabella	3,017,942
64,192		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,736,358
		TOTAL CHILE	29,812,289

CHINA - 29.3%
707,000	g	3SBio, Inc	1,184,362
13,200	*	51job, Inc (ADR)	919,248
47,487	*	58.COM, Inc (ADR)	3,010,676
380,000		AAC Technologies Holdings, Inc	2,385,015
10,700		AECC Aviation Power Co Ltd	35,238
816,000		Agile Property Holdings Ltd	1,084,396
14,961,000		Agricultural Bank of China	7,083,318
682,000		Agricultural Bank of China Ltd	380,028
93,900		Air China Ltd	116,092
914,000		Air China Ltd	915,043
9,700		Aisino Corp	35,429
661,502	*	Alibaba Group Holding Ltd (ADR)	111,456,472
1,924,000	*	Alibaba Health Information Technology Ltd	1,772,776
2,164,000	*	Aluminum Corp of China Ltd	799,044
720,000		Angang New Steel Co Ltd	541,617
49,900		Angang Steel Co Ltd	38,894
645,500		Anhui Conch Cement Co Ltd	3,520,127
37,600		Anhui Conch Cement Co Ltd (Class A)	183,182
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

564,000		Anta Sports Products Ltd	$2,917,549
71,280		Anxin Trust Co Ltd	42,744
30,600	*	Autohome, Inc (ADR)	2,214,828
13,500		AVIC Aircraft Co Ltd	28,089
32,058		Avic Capital Co Ltd	20,899
18,500	*	AVIC Shenyang Aircraft Co Ltd	81,633
1,244,000	e	AviChina Industry & Technology Co	829,935
874,000	g	BAIC Motor Corp Ltd	570,348
142,445	*	Baidu, Inc (ADR)	24,590,280
239,000		Bank of Beijing Co Ltd	213,684
478,700		Bank of China Ltd	263,566
40,788,000		Bank of China Ltd (Hong Kong)	18,964,041
289,600		Bank of Communications Co Ltd	271,130
4,513,500		Bank of Communications Co Ltd (Hong Kong)	3,836,730
109,000		Bank of Jiangsu Co Ltd	101,277
95,200		Bank of Nanjing Co Ltd	99,578
76,600		Bank of Ningbo Co Ltd	200,335
63,200		Bank of Shanghai Co Ltd	108,962
196,000		Baoshan Iron & Steel Co Ltd	206,296
20,052	*,e	Baozun, Inc (ADR)	717,862
1,164,000		BBMG Corp	399,313
928,000		Beijing Capital International Airport Co Ltd	870,469
47,000		Beijing Dabeinong Technology Group Co Ltd	22,051
279,000		Beijing Enterprises Holdings Ltd	1,586,041
3,106,000		Beijing Enterprises Water Group Ltd	1,798,512
20,300		Beijing Shiji Information Technology Co Ltd	84,781
13,609		Beijing Tongrentang Co Ltd	53,659
69,600		BOE Technology Group Co Ltd	26,767
1,490,000		Brilliance China Automotive Holdings Ltd	1,410,777
339,000	e	Byd Co Ltd	2,006,391
15,200		BYD Co Ltd	105,773
354,500		BYD Electronic International Co Ltd	439,238
416,000	*	CAR, Inc	346,663
6,280,000	g	CGN Power Co Ltd	1,643,394
42,600		Changjiang Securities Co Ltd	33,943
1,197,000		China Agri-Industries Holdings Ltd	426,172
4,828,000		China Cinda Asset Management Co Ltd	1,249,319
4,674,600		China Citic Bank	3,045,476
119,400		China CITIC Bank Corp Ltd	102,322
1,749,000		China Coal Energy Co	738,814
2,409,000		China Communications Construction Co Ltd (Hong Kong)	2,417,264
1,184,400		China Communications Services Corp Ltd	1,111,937
848,500		China Conch Venture Holdings Ltd	2,837,704
49,169,350		China Construction Bank	44,291,809
102,600		China Construction Bank Corp	108,775
1,523,000	*	China COSCO Holdings Co Ltd	617,746
98,200		China Eastern Airlines Corp Ltd	74,283
768,000		China Eastern Airlines Corp Ltd (H Shares)	473,004
410,900		China Everbright Bank Co Ltd	251,684
1,644,000		China Everbright Bank Co Ltd (Hong Kong)	793,613
1,763,888		China Everbright International Ltd	1,781,218
516,000		China Everbright Ltd	973,731
1,363,000	e	China Evergrande Group	4,299,115
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

10,500		China Film Co Ltd	$23,524
23,000		China Fortune Land Development Co Ltd	94,050
1,983,500		China Galaxy Securities Co Ltd	1,029,356
29,700		China Gezhouba Group Co Ltd	27,432
49,200		China Grand Automotive Services Co Ltd	31,834
1,321,500		China Hongqiao Group Ltd	844,677
5,061,000	g	China Huarong Asset Management Co Ltd	1,030,515
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,842
863,824		China Insurance International Holdings Co Ltd	2,384,611
544,400	g	China International Capital Corp Ltd	1,091,518
22,300		China International Travel Service Corp Ltd	182,482
32,400		China Life Insurance Co Ltd	110,669
3,852,000		China Life Insurance Co Ltd (Class A)	9,565,349
106,200	*,e,g	China Literature Ltd	524,908
1,802,000		China Longyuan Power Group Corp	1,348,983
683,000		China Medical System Holdings Ltd	710,805
1,442,000		China Mengniu Dairy Co Ltd	4,466,395
2,019,500		China Merchants Bank Co Ltd	8,903,475
144,495		China Merchants Bank Co Ltd (Class A)	635,082
744,274		China Merchants Holdings International Co Ltd	1,475,850
41,300		China Merchants Shekou Industrial Zone Holdings Co Ltd	119,520
213,500		China Minsheng Banking Corp Ltd	190,145
3,590,760		China Minsheng Banking Corp Ltd (Hong Kong)	2,750,826
3,143,500		China Mobile Hong Kong Ltd	33,061,240
2,028,000		China Molybdenum Co Ltd	826,202
114,800		China Molybdenum Co Ltd (Class A)	66,328
1,964,000		China National Building Material Co Ltd	1,567,269
33,800		China National Chemical Engineering Co Ltd	27,407
103,100		China National Nuclear Power Co Ltd	83,076
1,106,000		China Oilfield Services Ltd	1,095,985
766,000		China Oriental Group Co Ltd	518,248
1,990,000		China Overseas Land & Investment Ltd	7,506,540
49,000		China Pacific Insurance Group Co Ltd	226,889
1,351,600		China Pacific Insurance Group Co Ltd (Hong Kong)	4,759,557
2,801,000		China Power International Development Ltd	722,791
1,121,500		China Railway Construction Corp	1,557,414
74,400		China Railway Construction Corp Ltd	112,421
2,116,000		China Railway Group Ltd	1,981,624
783,000	g	China Railway Signal & Communication Corp Ltd	621,367
3,557,000		China Reinsurance Group Corp	803,804
778,677		China Resources Beer Holdings Company Ltd	2,736,855
484,000		China Resources Gas Group Ltd	1,904,592
1,445,555		China Resources Land Ltd	5,640,215
905,000	g	China Resources Pharmaceutical Group Ltd	1,290,591
1,041,372		China Resources Power Holdings Co	2,087,255
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	65,085
124,800		China Shenhua Energy Co Ltd	371,552
1,885,000		China Shenhua Energy Co Ltd (Hong Kong)	4,797,457
13,972		China Shipbuilding Industry Group Power Co Ltd	46,189
856,000		China Shipping Development Co Ltd	486,803
950,000		China Southern Airlines Co Ltd	680,769
81,100		China Southern Airlines Co Ltd (Class A)	87,116
310,020		China State Construction Engineering Corp Ltd	284,081
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,060,000		China State Construction International Holdings Ltd	$1,010,578
7,616,000		China Telecom Corp Ltd	4,134,885
20,928,000	*,g	China Tower Corp Ltd	4,494,279
1,152,000		China Travel International Inv HK	333,616
3,230,000		China Unicom Ltd	3,699,893
208,400		China United Network Communications Ltd	165,837
672,800		China Vanke Co Ltd	2,728,266
93,900		China Vanke Co Ltd (Class A)	391,390
138,400		China Yangtze Power Co Ltd	340,080
1,011,600	e	China Zhongwang Holdings Ltd	508,680
1,341,000		Chongqing Rural Commercial Bank	778,983
1,754,000		CIFI Holdings Group Co Ltd	1,160,552
3,041,000		Citic Pacific Ltd	4,606,704
1,253,500		CITIC Securities Co Ltd	2,566,152
77,200		CITIC Securities Co Ltd (Class A)	211,600
9,180,000		CNOOC Ltd	15,343,631
940,646		COSCO Pacific Ltd	981,824
3,971,675		Country Garden Holdings Co Ltd	5,645,708
538,000	*	Country Garden Services Holdings Co Ltd	833,416
2,275,050		CRRC Corp Ltd	2,292,280
154,700		CRRC Corp Ltd (Class A)	197,770
2,462,000		CSPC Pharmaceutical Group Ltd	4,247,422
212,704	*	Ctrip.com International Ltd (ADR)	7,083,043
1,071,000	g	Dali Foods Group Co Ltd	730,624
165,500		Daqin Railway Co Ltd	211,612
2,090,000		Datang International Power Generation Co Ltd	545,453
17,000		DHC Software Co Ltd	16,446
8,900		Dong-E-E-Jiao Co Ltd	54,613
1,370,000		Dongfeng Motor Group Co Ltd	1,436,224
414,800		ENN Energy Holdings Ltd	3,972,811
44,100		Fangda Carbon New Material Co Ltd	121,005
1,106,000		Far East Horizon Ltd	1,141,637
120,940		Focus Media Information Technology Co Ltd	98,976
23,325		Foshan Haitian Flavouring & Food Co Ltd	252,436
1,388,952		Fosun International	2,084,074
126,200		Founder Securities Co Ltd	115,715
2,454,000		Franshion Properties China Ltd	1,245,693
896,000		Future Land Development Holdin	759,243
22,400		Future Land Holdings Co Ltd	98,764
29,200		Fuyao Glass Industry Group Co Ltd	101,690
264,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	920,726
32,900	*,e	GDS Holdings Ltd (ADR)	934,360
2,545,000		Geely Automobile Holdings Ltd	4,330,057
520,000	*,e	Genscript Biotech Corp	806,362
880,000		GF Securities Co Ltd	1,264,094
51,500		GF Securities Co Ltd (Class A)	97,942
6,762,668	*,e	GOME Electrical Appliances Holdings Ltd	588,638
1,636,500	e	Great Wall Motor Co Ltd	1,114,107
28,400	*	Gree Electric Appliances, Inc of Zhuhai	177,532
483,000		Greentown China Holdings Ltd	432,005
650,000		Greentown Service Group Co Ltd	594,873
1,546,000		Guangdong Investments Ltd	2,952,363
48,600		Guangshen Railway Co Ltd	25,456
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,470,000		Guangzhou Automobile Group Co Ltd	$1,596,545
29,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	146,155
41,100		Guangzhou Haige Communications Group, Inc Co	47,025
564,400		Guangzhou R&F Properties Co Ltd	1,125,940
44,600		Guotai Junan Securities Co Ltd	112,033
336,400	g	Guotai Junan Securities Co Ltd (Hong Kong)	719,889
333,000		Haitian International Holdings Ltd	767,086
1,879,200		Haitong Securities Co Ltd	2,127,029
76,600		Hangzhou Hikvision Digital Technology Co Ltd	345,674
8,800		Han's Laser Technology Industry Group Co Ltd	41,845
71,100		Heilan Home Co Ltd	94,091
37,800		Henan Shuanghui Investment & Development Co Ltd	141,290
376,500		Hengan International Group Co Ltd	2,945,340
43,800		Hengli Petrochemical Co Ltd	84,043
9,776,000	*	HengTen Networks Group Ltd	317,696
19,180		Hengtong Optic-electric Co Ltd	49,945
88,900		Hesteel Co Ltd	40,829
249,000	g	Hua Hong Semiconductor Ltd	555,845
924,000		Huadian Power International Corp Ltd	430,202
167,000		Huadian Power International Corp Ltd (Class A)	106,288
13,500		Huadong Medicine Co Ltd	53,716
90,000		Huaneng Power International, Inc	86,273
2,466,000		Huaneng Power International, Inc (Hong Kong)	1,549,988
2,724,000		Huaneng Renewables Corp Ltd	785,520
937,400	g	Huatai Securities Co Ltd	1,754,981
44,700		Huatai Securities Co Ltd (Class A)	128,460
71,100		Huaxia Bank Co Ltd	80,559
45,000		Huayu Automotive Systems Co Ltd	136,297
68,800		Huazhu Group Ltd (ADR)	2,184,400
3,300		Hundsun Technologies, Inc	30,935
29,600	*,e	Hutchison China MediTech Ltd (ADR)	671,920
31,300		Iflytek Co Ltd	128,306
35,570,000		Industrial & Commercial Bank of China	27,633,042
362,100		Industrial & Commercial Bank of China Ltd	306,974
193,400		Industrial Bank Co Ltd	475,625
56,600		Inner Mongolia Yili Industrial Group Co Ltd	205,459
751,800		Inner Mongolia Yitai Coal Co	873,967
377,932	*	JD.com, Inc (ADR)	9,391,610
746,000		Jiangsu Express	1,080,027
34,000		Jiangsu Hengrui Medicine Co Ltd	301,421
13,100		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	185,721
674,000		Jiangxi Copper Co Ltd	856,879
5,600		Jiangxi Ganfeng Lithium Co Ltd	16,335
505,194		Jiayuan International Group Ltd	243,663
23,362		Jointown Pharmaceutical Group Co Ltd	50,950
920,000		Kaisa Group Holdings Ltd	296,055
66,200		Kangmei Pharmaceutical Co Ltd	57,899
355,000		Kingboard Chemical Holdings Ltd	1,249,154
1,297,000		Kingdee International Software Group Co Ltd	1,253,566
424,000		Kingsoft Corp Ltd	812,241
9,400		Kweichow Moutai Co Ltd	970,905
633,929		KWG Property Holding Ltd	627,555
198,100	g	Legend Holdings Corp	518,217
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,662,000		Lenovo Group Ltd	$2,673,446
28,800		Liaoning Cheng Da Co Ltd	42,749
762,000		Logan Property Holdings Co Ltd	1,037,042
786,000		Longfor Properties Co Ltd	2,449,214
39,910		Luxshare Precision Industry Co Ltd	98,331
587,500	g	Luye Pharma Group Ltd	438,976
6,900		Luzhou Laojiao Co Ltd	44,171
968,000		Maanshan Iron & Steel Co Ltd	464,618
96,024		Maanshan Iron & Steel Co Ltd (Class A)	52,001
64,140		Meinian Onehealth Healthcare Holdings Co Ltd	145,875
919,500	*,g	Meitu, Inc	314,584
1,533,000		Metallurgical Corp of China Ltd (Hong Kong)	420,424
47,200		Midea Group Co Ltd	307,566
77,400	*	Momo, Inc (ADR)	2,355,282
9,180		Muyuan Foodstuff Co Ltd	47,298
41,200		NARI Technology Co Ltd	118,039
40,083		Netease.com (ADR)	10,098,110
26,200		New China Life Insurance Co Ltd	165,616
439,500		New China Life insurance Co Ltd (Hong Kong)	1,871,250
48,800		New Hope Liuhe Co Ltd	57,977
72,344	*	New Oriental Education & Technology Group (ADR)	5,573,382
14,500	*	Noah Holdings Ltd (ADR)	681,500
393,800		Offshore Oil Engineering Co Ltd	308,150
13,500		O-film Tech Co Ltd	20,369
4,083,000		People's Insurance Co Group of China Ltd	1,696,277
5,500		Perfect World Co Ltd	20,924
3,639,582		PICC Property & Casualty Co Ltd	3,769,009
131,000		Ping An Bank Co Ltd	218,555
2,670,500		Ping An Insurance Group Co of China Ltd	25,998,808
88,000		Ping An Insurance Group Co of China Ltd (Class A)	833,188
89,700		Poly Real Estate Group Co Ltd	173,575
1,591,000	g	Postal Savings Bank of China Co Ltd	895,342
34,700		Power Construction Corp of China Ltd	25,971
62,100		Qingdao Haier Co Ltd	149,009
40,200		Rongsheng Petro Chemical Co Ltd	63,289
51,400		SAIC Motor Corp Ltd	204,729
38,400		Sanan Optoelectronics Co Ltd	56,554
57,100		Sany Heavy Industry Co Ltd	78,122
92,100		SDIC Power Holdings Co Ltd	111,906
1,468,800	*,e	Semiconductor Manufacturing International Corp	1,387,981
168,200		Shaanxi Coal Industry Co Ltd	212,458
20,568		Shandong Gold Mining Co Ltd	94,230
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	1,032,247
1,978,000		Shanghai Electric Group Co Ltd (Hong Kong)	691,680
34,600		Shanghai Fosun Pharmaceutical Group Co Ltd	120,676
320,500		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	981,389
282,000		Shanghai Industrial Holdings Ltd	593,957
9,400		Shanghai International Airport Co Ltd	69,507
162,300		Shanghai International Port Group Co Ltd	130,653
575,699		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	784,816
16,700		Shanghai Pharmaceuticals Holding Co Ltd	40,230
496,300		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,059,067
184,400		Shanghai Pudong Development Bank Co Ltd	296,850
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

77,500		Shanxi Lu'an Environmental Energy Development Co Ltd	$80,618
5,900		Shanxi Xinghuacun Fen Wine Factory Co Ltd	35,303
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	90,869
151,900		Shenwan Hongyuan Group Co Ltd	100,392
488,000		Shenzhen International Holdings Ltd	947,982
1,696,000		Shenzhen Investment Ltd	591,607
31,000		Shenzhen Overseas Chinese Town Co Ltd	29,763
13,200		Shenzhen Salubris Pharmaceuticals Co Ltd	39,224
393,000		Shenzhou International Group Holdings Ltd	4,627,711
593,500		Shimao Property Holdings Ltd	1,690,082
1,698,000		Shui On Land Ltd	420,801
85,300		Sichuan Chuantou Energy Co Ltd	115,982
12,200		Sichuan Kelun Pharmaceutical Co Ltd	39,112
1,689,000		Sihuan Pharmaceutical Holdings	356,631
33,253	*	Sina Corp	2,042,399
1,546,471		Sino-Ocean Land Holdings Ltd	760,107
702,000		Sinopec Engineering Group Co Ltd	690,044
1,900,000		Sinopec Shanghai Petrochemical Co Ltd	902,764
58,883		Sinopec Shanghai Petrochemical Co Ltd (Class A)	45,407
613,600		Sinopharm Group Co	2,742,223
1,359,000		Sinotrans Ltd	625,684
353,000	e	Sinotruk Hong Kong Ltd	653,818
1,016,000	*	Soho China Ltd	412,143
20,622		Spring Airlines Co Ltd	99,243
1,256,000	e	Sunac China Holdings Ltd	5,002,533
102,200		Suning.com Co Ltd	159,592
367,500		Sunny Optical Technology Group Co Ltd	3,647,134
25,700		Suzhou Gold Mantis Construction Decoration Co Ltd	32,561
181,700	*	TAL Education Group (ADR)	5,638,151
12,931		Tasly Pharmaceutical Group Co Ltd	34,974
49,700		TBEA Co Ltd	52,231
2,915,400		Tencent Holdings Ltd	129,777,813
13,200		Tianqi Lithium Corp	53,232
1,004,000		Tingyi Cayman Islands Holding Corp	1,398,220
357,000		Tong Ren Tang Technologies Co Ltd	480,301
20,700		Tonghua Dongbao Pharmaceutical Co Ltd	34,726
14,800		Tongwei Co Ltd	22,784
522,000		Travelsky Technology Ltd	1,417,864
200,000		Tsingtao Brewery Co Ltd	880,087
5,200		Tsingtao Brewery Co Ltd (Class A)	29,377
19,600		Tus-Sound Environmental Resources Co Ltd	26,979
637,000		Uni-President China Holdings Ltd	567,134
232,924	*	Vipshop Holdings Ltd (ADR)	1,791,186
2,712,000		Want Want China Holdings Ltd	2,197,845
27,967	*,e	Weibo Corp (ADR)	1,696,478
1,106,800		Weichai Power Co Ltd	1,493,778
45,500		Weichai Power Co Ltd (Class A)	60,370
10,200		Weifu High-Technology Group Co Ltd	28,877
1,184,000		Winteam Pharmaceutical Group Ltd	772,826
31,600		Wuliangye Yibin Co Ltd	285,931
267,000	*,g	Wuxi Biologics Cayman, Inc	2,308,790
24,200		Xinjiang Goldwind Science & Technology Co Ltd	46,680
446,000		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	537,188
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,629,490	e	Xinyi Solar Holdings Ltd	$685,418
1,198,000		Yanzhou Coal Mining Co Ltd	1,101,423
281,000		Yihai International Holding Ltd	862,187
76,700		Yonghui Superstores Co Ltd	92,531
26,100		Yonyou Network Technology Co Ltd	94,516
3,236,000		Yuexiul Property Co Ltd	629,040
185,001		Yum China Holdings, Inc	6,743,286
5,900		Yunnan Baiyao Group Co Ltd	68,695
837,893		Yuzhou Properties Co	415,850
26,104	*	YY, Inc (ADR)	1,812,401
5,395		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	71,475
880,500		Zhaojin Mining Industry Co Ltd	924,317
9,916		Zhejiang Chint Electrics Co Ltd	37,967
10,200		Zhejiang Dahua Technology Co Ltd	18,953
842,000		Zhejiang Expressway Co Ltd	866,939
23,420		Zhejiang Huayou Cobalt Co Ltd	92,287
34,700		Zhejiang Longsheng Group Co Ltd	51,596
25,600		Zhengzhou Yutong Bus Co Ltd	44,327
139,400	*,e,g	ZhongAn Online P&C Insurance Co Ltd	482,676
80,240		Zhongjin Gold Corp Ltd	94,900
296,000		Zhongsheng Group Holdings Ltd	533,098
288,300		Zhuzhou CSR Times Electric Co Ltd	1,603,709
3,334,000		Zijin Mining Group Co Ltd	1,251,221
176,800		Zijin Mining Group Co Ltd (Class A)	79,070
37,200	*	ZTE Corp	113,109
409,464	*	ZTE Corp (Class H)	830,209
		TOTAL CHINA	809,293,301

COLOMBIA - 0.4%
126,877		BanColombia S.A.	1,362,344
242,405		BanColombia S.A. (Preference)	2,682,459
198,544		Cementos Argos S.A.	516,662
2,858,153		Ecopetrol S.A.	2,687,861
151,423		Grupo Argos S.A.	905,124
1,603,675		Grupo Aval Acciones y Valores	552,635
120,070		Grupo de Inversiones Suramericana S.A.	1,333,338
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	627,668
217,518		Interconexion Electrica S.A.	975,153
		TOTAL COLOMBIA	11,643,244

CZECH REPUBLIC - 0.2%
87,496		CEZ AS	2,208,699
34,678		Komercni Banka AS	1,398,206
278,735	g	Moneta Money Bank AS	948,071
		TOTAL CZECH REPUBLIC	4,554,976

EGYPT - 0.1%
526,771		Commercial International Bank	2,471,853
481,445		Eastern Tobacco	459,116
359,060		ElSwedy Cables Holding Co	359,060
		TOTAL EGYPT	3,290,029
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.2%
691,125	*	Alpha Bank AE	$693,439
12,741	*,†	Hellenic Duty Free Shops S.A.	146
121,810		Hellenic Telecommunications Organization S.A.	1,525,546
56,167		JUMBO S.A.	918,043
40,982		Motor Oil Hellas Corinth Refineries S.A.	1,022,261
105,753		OPAP S.A.	1,034,625
21,051		Titan Cement Co S.A.	473,707
		TOTAL GREECE	5,667,767

HONG KONG - 0.7%
7,860,000	*	Alibaba Pictures Group Ltd	1,366,053
488,000	*	China Ding Yi Feng Holdings Ltd	1,713,285
1,568,000	*	China First Capital Group Ltd	817,957
940,000		China Gas Holdings Ltd	3,000,489
1,240,000		China Resources Cement Holdings Ltd	1,259,372
3,430,000	e	Fullshare Holdings Ltd	779,238
684,000		Haier Electronics Group Co Ltd	1,965,012
593,000		Kingboard Laminates Holdings Ltd	613,751
834,000		Lee & Man Paper Manufacturing Ltd	745,946
834,000		Nine Dragons Paper Holdings Ltd	852,335
3,723,000		Sino Biopharmaceutical	3,149,429
770,000		SSY Group Ltd	693,884
1,330,500		Sun Art Retail Group Ltd	1,322,409
665,000		Towngas China Co Ltd	529,967
		TOTAL HONG KONG	18,809,127

HUNGARY - 0.3%
217,048		MOL Hungarian Oil & Gas plc	2,604,084
110,909		OTP Bank	4,575,389
65,309		Richter Gedeon Rt	1,394,750
		TOTAL HUNGARY	8,574,223

INDIA - 8.1%
266,943		Ambuja Cements Ltd	788,862
648,962		Ashok Leyland Ltd	744,331
150,217		Asian Paints Ltd	2,990,291
141,841		Aurobindo Pharma Ltd	1,573,889
68,839	*,g	Avenue Supermarts Ltd	1,334,592
930,845	*	Axis Bank Ltd	9,484,137
89,198		Bajaj Finance Ltd	3,239,737
20,285		Bajaj Finserv Ltd	1,742,495
43,786		Bajaj Holdings and Investment Ltd	1,576,174
98,254		Bharat Forge Ltd	683,726
398,230		Bharat Petroleum Corp Ltd	1,941,488
720,360		Bharti Airtel Ltd	3,105,589
170,292		Bharti Infratel Ltd	702,028
3,399	*	Bosch Ltd	902,667
28,513		Britannia Industries Ltd	1,283,906
83,969		Cadila Healthcare Ltd	377,554
171,080	*	Cipla Ltd	1,246,568
410,108		Coal India Ltd	1,297,941
72,347		Container Corp Of India Ltd	668,743
255,257		Dabur India Ltd	1,593,070
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

38,254		Divi S Laboratories Ltd	$811,653
60,595		Dr Reddy's Laboratories Ltd	2,319,639
6,790		Eicher Motors Ltd	1,820,003
389,750		GAIL India Ltd	1,824,288
70,923		Glenmark Pharmaceuticals Ltd	651,347
172,074		Godrej Consumer Products Ltd	1,716,318
158,707	*	Grasim Industries Ltd	1,611,375
116,808	*	Havells India Ltd	1,175,234
270,589		HCL Technologies Ltd	3,832,731
25,732		Hero Honda Motors Ltd	947,921
629,477		Hindalco Industries Ltd	1,854,572
335,884		Hindustan Lever Ltd	8,326,640
365,910		Hindustan Petroleum Corp Ltd	1,207,122
793,135		Housing Development Finance Corp	21,492,929
1,239,029		ICICI Bank Ltd	6,364,991
1,022,088	*	Idea Cellular Ltd	433,146
146,219		Indiabulls Housing Finance Ltd	1,373,190
813,594		Indian Oil Corp Ltd	1,570,454
1,790,413		Infosys Technologies Ltd	18,867,479
40,239	g	InterGlobe Aviation Ltd	672,472
1,778,183		ITC Ltd	6,975,648
429,426		JSW Steel Ltd	1,664,408
244,694		Larsen & Toubro Ltd	4,528,176
145,960		LIC Housing Finance Ltd	924,629
120,730	*	Lupin Ltd	1,488,373
136,862	*	Mahindra & Mahindra Financial Services Ltd	781,259
379,720		Mahindra & Mahindra Ltd	3,641,818
212,692		Marico Ltd	1,098,039
55,088		Maruti Suzuki India Ltd	5,158,823
445,017		Motherson Sumi Systems Ltd	882,187
263,367	*	Mundra Port and Special Economic Zone Ltd	1,258,549
11,258		Nestle India Ltd	1,822,845
935,241		NTPC Ltd	1,838,964
2,526		Page Industries Ltd	831,976
375,820		Petronet LNG Ltd	1,205,628
55,497		Pidilite Industries Ltd	875,458
41,602		Piramal Healthcare Ltd	1,193,316
767,480		Power Grid Corp of India Ltd	2,039,270
1,461,808		Reliance Industries Ltd	25,321,668
323,322		Rural Electrification Corp Ltd	568,800
708,013		Sesa Sterlite Ltd	1,976,150
3,466	*	Shree Cement Ltd	766,087
66,843		Shriram Transport Finance Co Ltd	956,995
941,183	*	State Bank of India	3,900,503
445,587		Sun Pharmaceutical Industries Ltd	2,660,052
458,204		Tata Consultancy Services Ltd	12,997,474
826,947	*	Tata Motors Ltd	2,124,487
495,756		Tata Power Co Ltd	498,609
194,256		Tata Steel Ltd	1,308,063
248,146	*	Tech Mahindra Ltd	2,560,380
167,052		Titan Industries Ltd	2,341,667
45,897	*	Ultra Tech Cement Ltd	2,275,098
184,826	*	United Phosphorus Ltd	2,049,372
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

151,345	*	United Spirits Ltd	$1,151,865
585,049		Wipro Ltd	3,043,542
899,844		Yes Bank Ltd	2,470,485
249,273		ZEE Telefilms Ltd	1,336,373
		TOTAL INDIA	224,668,328

INDONESIA - 2.2%
9,704,200		Adaro Energy Tbk	969,785
28,794,500		Bank Rakyat Indonesia	7,981,542
1,247,000		Indofood CBP Sukses Makmur Tbk	963,843
667,100		Pabrik Kertas Tjiwi Kimia Tbk PT	646,327
9,910,500		PT Astra International Tbk	6,012,221
5,097,300		PT Bank Central Asia Tbk	10,311,397
1,573,766		PT Bank Danamon Indonesia Tbk	1,026,302
9,360,342		PT Bank Mandiri Persero Tbk	5,016,431
3,511,993		PT Bank Negara Indonesia	2,291,427
1,708,200		PT Bank Tabungan Negara Tbk	336,549
4,386,500	*	PT Bumi Serpong Damai	419,047
3,469,200		PT Charoen Pokphand Indonesia Tbk	1,838,874
245,700		PT Gudang Garam Tbk	1,471,712
4,995,800		PT Hanjaya Mandala Sampoerna Tbk	1,370,674
1,419,300		PT Indah Kiat Pulp and Paper Corp Tbk	1,328,961
951,600		PT Indocement Tunggal Prakarsa Tbk	1,311,839
2,046,900		PT Indofood Sukses Makmur Tbk	1,138,526
1,305,970		PT Jasa Marga Tbk	462,140
9,861,300		PT Kalbe Farma Tbk	1,130,198
8,991,000		PT Pakuwon Jati Tbk	418,843
5,334,000		PT Perusahaan Gas Negara Persero Tbk	985,290
1,389,000		PT Semen Gresik Persero Tbk	1,262,245
2,670,800		PT Surya Citra Media Tbk	361,382
1,855,100		PT Tambang Batubara Bukit Asam Tbk	573,958
25,281,200		PT Telekomunikasi Indonesia Persero Tbk	7,055,444
790,100		PT Unilever Indonesia Tbk	2,827,034
935,900		PT United Tractors Tbk	1,726,085
1,121,400		Tower Bersama Infrastructure	395,407
		TOTAL INDONESIA	61,633,483

KOREA, REPUBLIC OF - 13.6%
16,157		Amorepacific Corp	2,642,285
4,703		Amorepacific Corp (Preference)	432,398
4,197		BGF retail Co Ltd	692,868
122,254		BS Financial Group, Inc	808,722
27,485	*,e	Celltrion Healthcare Co Ltd	1,844,323
8,013	*	Celltrion Pharm Inc	455,521
42,251	*	Celltrion, Inc	8,365,477
32,460		Cheil Communications, Inc	685,545
39,975		Cheil Industries, Inc	4,324,957
3,903		CJ CheilJedang Corp	1,203,114
6,595		CJ Corp	716,139
989	*	CJ Corp (Preference)	32,592
5,491		CJ O Shopping Co Ltd	1,049,600
13,357		Daelim Industrial Co	1,281,344
77,101	*	Daewoo Engineering & Construction Co Ltd	360,470
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

24,341		Daewoo International Corp	$440,037
203,395		Daewoo Securities Co Ltd	1,394,386
20,644	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	690,629
73,352		DGB Financial Group Co Ltd	572,911
25,028		Dongbu Insurance Co Ltd	1,562,997
20,898		Doosan Bobcat, Inc	624,998
10,222		E-Mart Co Ltd	1,765,672
25,842		Fila Korea Ltd	1,110,548
9,708		GLOVIS Co Ltd	1,241,265
30,210		GS Engineering & Construction Corp	1,280,522
34,360		GS Holdings Corp	1,681,767
14,351		GS Retail Co Ltd	464,899
151,227		Hana Financial Group, Inc	5,437,595
34,557		Hankook Tire Co Ltd	1,299,899
3,080		Hanmi Pharm Co Ltd	1,205,153
6,104		Hanmi Science Co Ltd	403,054
87,870		Hanon Systems	1,014,545
61,053		Hanwha Chemical Corp	1,238,322
21,062		Hanwha Corp	667,612
11,931	*	HDC Hyundai Development Co-Engineering & Construction	530,293
17,132	*	HLB, Inc	1,161,473
9,261		Honam Petrochemical Corp	2,504,860
15,461		Hotel Shilla Co Ltd	1,069,253
298,993		Hynix Semiconductor, Inc	19,993,578
7,184		Hyundai Department Store Co Ltd	618,442
39,812		Hyundai Engineering & Construction Co Ltd	2,237,062
19,608	*	Hyundai Heavy Industries	2,453,810
32,513		Hyundai Marine & Fire Insurance Co Ltd	1,091,254
34,682		Hyundai Mobis	7,025,433
69,577		Hyundai Motor Co	8,111,394
18,425		Hyundai Motor Co Ltd (2nd Preference)	1,394,322
11,085		Hyundai Motor Co Ltd (Preference)	767,128
4,975	*	Hyundai Robotics Co Ltd	1,610,344
41,341		Hyundai Steel Co	1,902,281
126,254		Industrial Bank of Korea	1,617,196
16,107		ING Life Insurance Korea Ltd	434,876
24,628		Kakao Corp	2,206,354
56,268		Kangwon Land, Inc	1,721,541
203,432		KB Financial Group, Inc	8,740,928
2,605		KCC Corp	767,016
130,483		Kia Motors Corp	4,266,543
37,096	*	Korea Aerospace Industries Ltd	1,141,162
135,275		Korea Electric Power Corp	4,180,470
4,656	*	Korea Express Co Ltd	704,067
14,279	*	Korea Gas Corp	695,893
21,643		Korea Investment Holdings Co Ltd	1,255,253
10,999		Korea Kumho Petrochemical	892,067
151,588		Korea Life Insurance Co Ltd	587,203
4,645		Korea Zinc Co Ltd	1,839,432
27,112		Korean Air Lines Co Ltd	888,079
13,003		KT Corp	334,246
60,796		KT&G Corp	5,413,385
23,790		LG Chem Ltd	7,892,184
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,170		LG Chem Ltd (Preference)	$761,425
50,344		LG Corp	3,520,123
52,513		LG Electronics, Inc	3,151,954
4,788		LG Household & Health Care Ltd	5,447,670
1,094		LG Household & Health Care Ltd (Preference)	747,328
7,717		LG Innotek Co Ltd	681,516
55,861		LG Telecom Ltd	759,267
113,544		LG.Philips LCD Co Ltd	1,933,952
15,372	*	Lotte Corp	724,834
5,320		Lotte Shopping Co Ltd	938,392
2,255		Medy-Tox, Inc	1,056,210
72,028		Naver Corp	8,829,592
9,225		NCsoft	3,884,493
13,956	e,g	Netmarble Corp	1,346,966
10,375		OCI Co Ltd	1,002,824
10,869		Orion Corp/Republic of Korea	1,109,981
575		Ottogi Corp	403,167
14,038		Pacific Corp	867,453
3,244	*	Pearl Abyss Corp	563,482
40,561		POSCO	10,012,561
13,087	e	POSCO Refractories & Environment Co Ltd	702,706
9,708		S1 Corp (Korea)	897,042
8,707	*,g	Samsung Biologics Co Ltd	3,142,389
14,308		Samsung Card Co	428,676
28,747	e	Samsung Electro-Mechanics Co Ltd	2,813,322
2,456,570	*	Samsung Electronics Co Ltd	102,424,494
441,820	*	Samsung Electronics Co Ltd (Preference)	14,971,331
81,168	*	Samsung Engineering Co Ltd	1,226,893
15,557		Samsung Fire & Marine Insurance Co Ltd	3,817,019
215,245	*	Samsung Heavy Industries Co Ltd	1,768,067
34,519		Samsung Life Insurance Co Ltd	2,744,718
28,114		Samsung SDI Co Ltd	5,675,055
18,229		Samsung SDS Co Ltd	3,679,008
32,075		Samsung Securities Co Ltd	968,272
221,057		Shinhan Financial Group Co Ltd	8,550,057
3,713		Shinsegae Co Ltd	886,668
30,442	*,e	SillaJen, Inc	2,074,954
16,653		SK C&C Co Ltd	3,955,731
34,344		SK Energy Co Ltd	5,829,834
10,785		SK Telecom Co Ltd	2,496,817
25,053		S-Oil Corp	2,359,023
130,351	*	STX Pan Ocean Co Ltd	533,001
6,632	*	ViroMed Co Ltd	1,656,643
25,180		Woongjin Coway Co Ltd	1,897,628
236,604		Woori Bank	3,228,096
74,218		Woori Investment & Securities Co Ltd	934,899
4,256		Yuhan Corp	911,158
		TOTAL KOREA, REPUBLIC OF	375,357,679

LUXEMBOURG - 0.0%
68,013		Reinet Investments S.C.A	1,028,931
		TOTAL LUXEMBOURG	1,028,931
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MALAYSIA - 2.2%
773,800		AirAsia BHD	$576,838
449,500		Alliance Financial Group BHD	466,679
764,600		AMMB Holdings BHD	843,060
71,700		British American Tobacco Malaysia BHD	673,467
2,369,235		Bumiputra-Commerce Holdings BHD	3,261,409
2,034,296		Dialog Group BHD	1,492,751
1,499,200		Digi.Com BHD	1,713,069
62,800		Fraser & Neave Holdings BHD	522,063
930,300		Gamuda BHD	627,740
1,074,875		Genting BHD	1,824,887
178,400		Genting Plantations BHD	445,152
271,500		HAP Seng Consolidated BHD	654,943
707,900		Hartalega Holdings BHD	936,697
320,787		Hong Leong Bank BHD	1,620,217
100,506		Hong Leong Credit BHD	484,480
1,294,100		IHH Healthcare BHD	1,777,446
1,555,300		IJM Corp BHD	695,512
1,101,100		IOI Corp BHD	1,253,222
797,741		IOI Properties Group Sdn BHD	304,553
239,300		Kuala Lumpur Kepong BHD	1,441,876
2,003,767		Malayan Banking BHD	4,674,658
449,976		Malaysia Airports Holdings BHD	885,962
1,038,300		Maxis BHD	1,460,502
653,500		MISC BHD	1,084,218
30,300		Nestle Malaysia BHD	1,098,976
1,285,000		Petronas Chemicals Group BHD	2,655,685
178,300		Petronas Dagangan BHD	1,151,720
363,100		Petronas Gas BHD	1,605,007
306,240		PPB Group BHD	1,360,102
725,200		Press Metal BHD	766,586
1,505,040		Public Bank BHD	9,116,725
332,600		QL Resources BHD	549,619
1,482,900		Resorts World BHD	1,194,971
494,270		RHB Capital BHD	656,365
1,068,165		Sime Darby BHD	586,822
1,255,265		Sime Darby Plantation BHD	1,584,130
1,068,165		Sime Darby Property BHD	300,704
726,876		SP Setia BHD	457,276
573,565		Telekom Malaysia BHD	408,393
1,630,450		Tenaga Nasional BHD	5,148,565
1,316,003		TM International BHD	1,294,767
792,300		Top Glove Corp BHD	934,648
452,000		Westports Holdings BHD	411,182
1,982,166		YTL Corp BHD	533,072
		TOTAL MALAYSIA	61,536,716

MEXICO - 2.7%
1,565,250		Alfa S.A. de C.V. (Class A)	1,970,248
246,500	e	Alsea SAB de C.V.	682,178
17,216,370		America Movil S.A. de C.V. (Series L)	13,784,080
916,925	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,372,828
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,128,397	*	Cemex S.A. de C.V.	$3,850,820
288,960		Coca-Cola Femsa S.A. de C.V.	1,805,787
115,700		El Puerto de Liverpool SAB de C.V.	757,649
212,925		Embotelladoras Arca SAB de C.V.	1,238,427
1,677,200		Fibra Uno Administracion S.A. de C.V.	2,301,493
1,006,637		Fomento Economico Mexicano S.A. de C.V.	9,158,161
102,975		Gruma SAB de C.V.	1,254,564
179,128		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,607,747
103,155		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,866,120
786,920		Grupo Bimbo S.A. de C.V. (Series A)	1,555,959
198,598		Grupo Carso S.A. de C.V. (Series A1)	778,512
1,350,287		Grupo Financiero Banorte S.A. de C.V.	7,496,318
1,083,632		Grupo Financiero Inbursa S.A.	1,569,721
1,846,356		Grupo Mexico S.A. de C.V. (Series B)	4,421,271
1,270,926		Grupo Televisa S.A.	3,177,606
77,307		Industrias Penoles S.A. de C.V.	1,055,367
287,400		Infraestructura Energetica ,NV SAB de C.V.	1,128,574
761,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,270,710
179,000		Megacable Holdings SAB de C.V.	804,844
583,723		Mexichem SAB de C.V.	1,559,261
121,705		Promotora y Operadora de Infraestructura SAB de C.V.	1,241,856
2,719,689		Wal-Mart de Mexico SAB de C.V.	7,139,766
		TOTAL MEXICO	74,849,867

PAKISTAN - 0.0%
340,500		Habib Bank Ltd	366,814
186,100		MCB Bank Ltd	279,864
546,100		Oil & Gas Development Co Ltd	594,528
		TOTAL PAKISTAN	1,241,206

PERU - 0.4%
104,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,640,464
33,290		Credicorp Ltd (NY)	8,082,146
47,229		Southern Copper Corp (NY)	1,587,839
		TOTAL PERU	11,310,449

PHILIPPINES - 1.1%
1,017,980		Aboitiz Equity Ventures, Inc	1,260,054
750,800		Aboitiz Power Corp	554,490
1,882,300		Alliance Global Group, Inc	495,149
126,613		Ayala Corp	2,258,117
3,738,400		Ayala Land, Inc	3,194,120
1,000,299		Banco de Oro Universal Bank	2,598,904
476,469		Bank of the Philippine Islands	834,004
1,716,400		DMCI Holdings, Inc	415,094
15,870		Globe Telecom, Inc	617,251
49,738		GT Capital Holdings, Inc	1,021,576
277,990		International Container Term Services, Inc	577,212
1,362,620		JG Summit Holdings (Series B)	1,694,132
228,190		Jollibee Foods Corp	1,385,824
132,030		Manila Electric Co	928,788
4,426,900		Megaworld Corp	439,579
6,294,000		Metro Pacific Investments Corp	588,350
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

883,833		Metropolitan Bank & Trust	$1,426,657
45,180		PLDT, Inc	1,122,974
1,053,143		Robinsons Land Corp	445,677
128,930		Security Bank Corp	443,523
124,225		SM Investments Corp	2,369,760
5,094,375		SM Prime Holdings	3,735,267
477,580		Universal Robina	1,358,254
		TOTAL PHILIPPINES	29,764,756

POLAND - 1.2%
42,384	*	Alior Bank S.A.	656,479
14,692		Bank Handlowy w Warszawie S.A.	273,179
284,772	*	Bank Millennium S.A.	676,374
86,855		Bank Pekao S.A.	2,584,918
16,322		Bank Zachodni WBK S.A.	1,642,112
6,419		BRE Bank S.A.	775,105
12,724		CCC S.A.	612,638
33,827	*	CD Projekt Red S.A.	1,727,381
103,900	*	Cyfrowy Polsat S.A.	661,980
24,006	*,g	Dino Polska S.A.	647,992
62,855		Grupa Lotos S.A.	1,571,510
26,827	*	Jastrzebska Spolka Weglowa S.A.	493,259
76,637	*	KGHM Polska Miedz S.A.	1,944,221
613		LPP S.A.	1,377,574
1,171,481		Polish Oil & Gas Co	2,404,755
419,175	*	Polska Grupa Energetyczna S.A.	1,340,711
155,269		Polski Koncern Naftowy Orlen S.A.	4,374,822
439,588		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,672,857
298,577		Powszechny Zaklad Ubezpieczen S.A.	3,587,745
264,409	*	Telekomunikacja Polska S.A.	398,116
		TOTAL POLAND	32,423,728

QATAR - 1.0%
101,484	*	Barwa Real Estate Co	1,137,994
107,163	*	Commercial Bank of Qatar QSC	1,249,264
363,985	*	Ezdan Holding Group QSC	1,567,432
95,856	*	Industries Qatar QSC	3,779,283
193,871	*	Masraf Al Rayan	2,173,645
37,192	*	Ooredoo QSC	776,496
27,677	*	Qatar Electricity & Water Co	1,435,316
73,311		Qatar Insurance Co SAQ	786,378
61,995	*	Qatar Islamic Bank SAQ	2,694,084
233,021	*	Qatar National Bank	12,671,173
		TOTAL QATAR	28,271,065

ROMANIA - 0.1%
187,044		NEPI Rockcastle plc	1,768,519
		TOTAL ROMANIA	1,768,519

RUSSIA - 3.7%
2,757,940		Gazprom (ADR)	13,500,116
250,902		LUKOIL PJSC (ADR)	20,122,340
183,592		Magnit OAO (GDR)	2,927,087
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,479		Magnit PJSC (GDR)	$119,066
326,929		MMC Norilsk Nickel PJSC (ADR)	6,809,385
272,049		Mobile TeleSystems (ADR)	2,339,621
47,360		NovaTek OAO (GDR)	8,695,244
63,455		Novolipetsk Steel PJSC (GDR)	1,484,847
75,531		PhosAgro OAO (GDR)	1,029,800
110,589		Polymetal International plc (ADR)	1,261,812
15,613		Polyus PJSC (GDR)	651,062
13,795		Polyus PJSC (GDR)	576,167
676,914	*	Rosneft Oil Co PJSC (GDR)	4,230,712
113,563	*	Sberbank of Russia (ADR)	1,542,186
1,277,381		Sberbank of Russian Federation (ADR)	17,370,793
120,524		Severstal (GDR) (Equiduct)	1,839,196
961,836		Surgutneftegaz (ADR) (London)	4,001,238
129,186		Tatneft PAO (ADR)	9,495,026
1,326		Tatneft PJSC (ADR)	97,925
875,589		VTB Bank OJSC (GDR)	1,107,449
52,000		X 5 Retail Group NV (GDR)	1,371,725
15,706		X5 Retail Group NV (GDR)	414,010
		TOTAL RUSSIA	100,986,807

SINGAPORE - 0.0%
121,800	g	BOC Aviation Ltd	1,035,669
		TOTAL SINGAPORE	1,035,669

SOUTH AFRICA - 6.0%
362,268		Absa Group Ltd	5,083,835
30,177		Anglo American Platinum Ltd	1,456,640
218,580		AngloGold Ashanti Ltd	3,082,715
197,361		Aspen Pharmacare Holdings Ltd	2,169,460
173,135		Bid Corp Ltd	3,715,523
175,498		Bidvest Group Ltd	2,691,643
19,832	e	Capitec Bank Holdings Ltd	1,749,368
123,735		Clicks Group Ltd	1,836,843
176,131		Discovery Holdings Ltd	2,117,360
146,531		Exxaro Resources Ltd	1,707,926
1,742,213		FirstRand Ltd	9,154,937
419,504		Fortress REIT Ltd	492,285
567,110		Fortress REIT Ltd (Class A)	822,116
115,155		Foschini Ltd	1,475,204
481,362		Gold Fields Ltd	1,953,373
1,467,734		Growthpoint Properties Ltd	2,874,529
114,003		Hyprop Investments Ltd	773,557
136,997		Investec Ltd	902,981
33,609	e	Kumba Iron Ore Ltd	865,109
60,407		Liberty Holdings Ltd	486,490
660,715		Life Healthcare Group Holdings Pte Ltd	1,354,422
522,349	*	Metropolitan Holdings Ltd	661,836
60,249		Mondi Ltd	1,498,180
130,422		Mr Price Group Ltd	2,195,389
850,565		MTN Group Ltd	5,565,109
224,214		Naspers Ltd (N Shares)	51,866,022
202,109		Nedbank Group Ltd	4,374,194
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

574,270	e	Network Healthcare Holdings Ltd	$1,080,946
192,158		Pick'n Pay Stores Ltd	1,006,154
77,337		PSG Group Ltd	1,466,599
318,823		Rand Merchant Investment Holdings Ltd	890,093
2,473,760		Redefine Properties Ltd	1,971,230
272,080		Remgro Ltd	4,340,464
127,302		Resilient REIT Ltd	620,110
350,975		RMB Holdings Ltd	2,222,498
933,304		Sanlam Ltd	5,932,547
266,335		Sappi Ltd	1,573,405
290,017		Sasol Ltd	8,774,240
235,398		Shoprite Holdings Ltd	2,912,761
102,234		Spar Group Ltd	1,542,652
670,025		Standard Bank Group Ltd	9,899,421
136,222		Telkom S.A. Ltd	689,241
78,943		Tiger Brands Ltd	1,655,320
208,830		Truworths International Ltd	1,271,002
286,553		Vodacom Group Pty Ltd	2,607,457
507,697		Woolworths Holdings Ltd	1,929,444
		TOTAL SOUTH AFRICA	165,312,630

TAIWAN - 10.5%
1,519,912		Acer, Inc	990,954
178,030		Advantech Co Ltd	1,342,493
53,000		Airtac International Group	625,097
1,776,419		ASE Industrial Holding Co Ltd	3,572,617
1,164,512		Asia Cement Corp	1,400,166
359,500		Asustek Computer, Inc	2,802,400
4,069,000		AU Optronics Corp	1,595,043
348,000		Catcher Technology Co Ltd	2,678,918
4,243,270		Cathay Financial Holding Co Ltd	6,102,143
576,828		Chailease Holding Co Ltd	2,154,415
2,450,719		Chang Hwa Commercial Bank	1,436,413
920,490		Cheng Shin Rubber Industry Co Ltd	1,304,260
224,079		Chicony Electronics Co Ltd	494,471
1,311,000		China Airlines	454,763
6,307,754		China Development Financial Holding Corp	2,071,946
1,382,993		China Life Insurance Co Ltd (Taiwan)	1,260,032
6,482,850		China Steel Corp	5,405,457
9,136,908		Chinatrust Financial Holding Co	6,221,706
1,973,600		Chunghwa Telecom Co Ltd	6,923,363
2,070,000		Compal Electronics, Inc	1,241,337
1,073,929		Delta Electronics, Inc	5,366,176
5,155,044		E.Sun Financial Holding Co Ltd	3,613,183
87,316		Eclat Textile Co Ltd	1,003,515
1,063,520		Eva Airways Corp	519,980
853,587		Evergreen Marine Corp Tawain Ltd	336,292
1,770,852		Far Eastern Textile Co Ltd	1,738,167
820,000		Far EasTone Telecommunications Co Ltd	1,924,564
172,662		Feng TAY Enterprise Co Ltd	1,100,388
5,225,684		First Financial Holding Co Ltd	3,484,682
1,829,270		Formosa Chemicals & Fibre Corp	6,366,117
741,000		Formosa Petrochemical Corp	2,631,237
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,310,600		Formosa Plastics Corp	$7,732,451
234,000		Formosa Taffeta Co Ltd	270,054
414,512		Foxconn Technology Co Ltd	808,920
3,489,812		Fubon Financial Holding Co Ltd	5,116,886
5,315,112		Fuhwa Financial Holdings Co Ltd	2,973,838
175,000		Giant Manufacturing Co Ltd	878,001
108,000		Globalwafers Co Ltd	1,067,978
389,290		Highwealth Construction Corp	613,622
121,714		Hiwin Technologies Corp	986,166
6,767,512		Hon Hai Precision Industry Co, Ltd	15,686,576
139,000		Hotai Motor Co Ltd	1,345,865
3,713,044		Hua Nan Financial Holdings Co Ltd	2,243,085
4,519,061		InnoLux Display Corp	1,558,411
1,171,060		Inventec Co Ltd	914,333
52,000		Largan Precision Co Ltd	6,611,714
1,020,778		Lite-On Technology Corp	1,524,271
780,961		MediaTek, Inc	6,328,076
5,695,046		Mega Financial Holding Co Ltd	4,971,653
359,000		Micro-Star International Co Ltd	886,354
2,680,860		Nan Ya Plastics Corp	6,698,600
617,000		Nanya Technology Corp	1,253,065
79,000		Nien Made Enterprise Co Ltd	680,800
275,000		Novatek Microelectronics Corp Ltd	1,444,720
966,000		Pegatron Technology Corp	1,650,110
59,000		Phison Electronics Corp	489,508
1,051,000		Pou Chen Corp	1,274,643
332,000		Powertech Technology, Inc	779,403
304,000		President Chain Store Corp	3,228,901
1,320,000		Quanta Computer, Inc	2,432,421
212,085		Realtek Semiconductor Corp	1,162,256
309,679		Ruentex Development Co Ltd	474,077
193,638		Ruentex Industries Ltd	522,722
5,027,466		Shin Kong Financial Holding Co Ltd	1,444,116
4,755,717		SinoPac Financial Holdings Co Ltd	1,622,715
304,777		Standard Foods Corp	498,969
641,050		Synnex Technology International Corp	801,049
89,000	*	TaiMed Biologics, Inc	501,895
4,481,598		Taishin Financial Holdings Co Ltd	1,998,895
1,388,527		Taiwan Business Bank	504,216
2,268,005		Taiwan Cement Corp	2,810,966
4,701,050		Taiwan Cooperative Financial Holding	2,851,243
1,130,000		Taiwan High Speed Rail Corp	1,156,942
841,200		Taiwan Mobile Co Ltd	3,006,022
12,574,000		Taiwan Semiconductor Manufacturing Co Ltd	93,273,487
986,000	*	Tatung Co Ltd	880,241
2,517,569		Uni-President Enterprises Corp	5,965,862
5,882,000		United Microelectronics Corp	2,246,440
472,000		Vanguard International Semiconductor Corp	1,047,535
160,000		Walsin Technology Corp	925,762
179,000		Win Semiconductors Corp	912,942
1,409,000		Winbond Electronics Corp	698,856
1,397,560		Wistron Corp	979,476
630,660		WPG Holdings Co Ltd	808,520
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE

137,009	Yageo Corp	$1,498,107
202,127	Zhen Ding Technology Holding Ltd	531,205
	TOTAL TAIWAN	289,737,236

THAILAND - 2.3%
555,600	Advanced Info Service PCL (Foreign)	3,187,125
2,065,200	Airports of Thailand PCL	4,573,533
145,600	Bangkok Bank PCL (Foreign)	1,032,134
1,807,400	Bangkok Dusit Medical Services PCL (Foreign)	1,366,580
3,345,300	Bangkok Expressway & Metro PCL	1,115,961
1,500,800	Banpu PCL (Foreign)	797,416
536,900	Berli Jucker PCL	839,709
2,674,600	BTS Group Holdings PCL	856,078
161,600	Bumrungrad Hospital PCL (Foreign)	962,869
592,300	Central Pattana PCL (Foreign)	1,515,733
1,525,280	Charoen Pokphand Foods PCL	1,332,753
2,621,800	CP Seven Eleven PCL (Foreign)	6,534,589
233,600	Delta Electronics Thai PCL	520,207
52,000	Electricity Generating PCL	436,524
509,100	Energy Absolute PCL (Foreign)	777,032
277,300	Glow Energy PCL (Foreign)	819,998
194,000	Gulf Energy Development PCL	541,970
1,731,126	Home Product Center PCL (Foreign)	865,984
742,978	Indorama Ventures PCL (Foreign)	1,145,731
7,277,900	IRPC PCL (Foreign)	1,343,606
936,400	Kasikornbank PCL (Foreign)	6,066,439
1,851,450	Krung Thai Bank PCL (Foreign)	1,175,895
829,800	Land and Houses PCL Co Reg	284,605
1,022,670	Minor International PCL (Foreign)	1,273,110
758,584	PTT Exploration & Production PCL (Foreign)	2,996,299
1,178,141	PTT Global Chemical PCL (Foreign)	2,564,250
5,477,700	PTT PCL (Foreign)	8,601,214
203,000	Robinson PCL	442,530
190,350	Siam Cement PCL (Foreign)	2,851,220
829,100	Siam Commercial Bank PCL (Foreign)	3,552,065
732,300	Thai Oil PCL (Foreign)	1,692,842
843,800	Thai Union Group PCL	505,820
5,903,600	TMB Bank PCL (Foreign)	416,457
5,286,748	True Corp PCL (Foreign)	865,809
	TOTAL THAILAND	63,854,087

TURKEY - 0.6%
1,345,938	Akbank TAS	1,848,389
90,802	Anadolu Efes Biracilik Ve Malt Sanayii AS	387,818
136,636	Arcelik AS	490,217
159,880	Aselsan Elektronik Sanayi Ve Ticaret AS	795,651
108,121	BIM Birlesik Magazalar AS	1,889,359
670,985	Eregli Demir ve Celik Fabrikalari TAS	1,102,051
32,961	Ford Otomotiv Sanayi AS	382,482
398,343	Haci Omer Sabanci Holding AS	723,036
356,664	KOC Holding AS	1,195,933
394,114	Petkim Petrokimya Holding	440,324
83,385	TAV Havalimanlari Holding AS	450,257
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE

80,978		Tupras Turkiye Petrol Rafine			$2,178,762
296,231	*	Turk Hava Yollari			882,459
414,736		Turk Sise ve Cam Fabrikalari AS			545,748
514,724		Turkcell Iletisim Hizmet AS			1,445,300
1,065,295		Turkiye Garanti Bankasi AS			1,869,005
320,920		Turkiye Halk Bankasi AS			473,106
735,503		Turkiye Is Bankasi (Series C)			809,451
		TOTAL TURKEY			17,909,348

UNITED ARAB EMIRATES - 0.7%
1,071,757	*	Abu Dhabi Commercial Bank PJSC			2,733,059
1,740,643		Aldar Properties PJSC			755,283
758,668		DAMAC Properties Dubai Co PJSC			270,675
79,152		DP World Ltd			1,408,906
872,678	*	Dubai Islamic Bank PJSC			1,212,176
391,688	*	Emaar Development PJSC			426,542
905,813	*	Emaar Malls Group PJSC			387,780
1,893,191		Emaar Properties PJSC			2,232,592
913,618		Emirates Telecommunications Group Co PJSC			4,237,800
1,421,328		National Bank of Abu Dhabi PJSC			5,710,783
		TOTAL UNITED ARAB EMIRATES			19,375,596

UNITED KINGDOM - 0.2%
2,440,430		Old Mutual Ltd			4,308,262
		TOTAL UNITED KINGDOM			4,308,262

UNITED STATES - 3.1%
192,925		iShares MSCI South Korea Index Fund			12,486,106
505,000		Nexteer Automotive Group Ltd			764,549
1,728,163		Vanguard Emerging Markets ETF			72,202,650
		TOTAL UNITED STATES			85,453,305

		TOTAL COMMON STOCKS			2,759,454,188
		(Cost $2,413,641,247)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc			591
		TOTAL PHILIPPINES			591

		TOTAL PREFERRED STOCKS			591
		(Cost $725)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.1%
$1,500,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	1,500,000
		TOTAL GOVERNMENT AGENCY DEBT			1,500,000

302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
25,715,385	c	State Street Navigator Securities Lending Government Money Market Portfolio	$25,715,385
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,715,385

		TOTAL SHORT-TERM INVESTMENTS	27,215,385
		(Cost $27,215,385)
		TOTAL INVESTMENTS - 100.9%	2,786,670,164
		(Cost $2,440,857,357)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(24,651,982)
		NET ASSETS - 100.0%	$2,762,018,182

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,237,839.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $31,654,959 or 1.1% of net assets.
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$749,016,606	27.1%
INFORMATION TECHNOLOGY	385,888,638	14.0
COMMUNICATION SERVICES	379,915,656	13.8
CONSUMER DISCRETIONARY	286,843,038	10.4
ENERGY	214,788,648	7.8
MATERIALS	189,790,284	6.9
CONSUMER STAPLES	176,073,345	6.4
INDUSTRIALS	149,563,581	5.4
REAL ESTATE	81,304,274	2.9
HEALTH CARE	74,553,667	2.7
UTILITIES	71,717,042	2.6
SHORT-TERM INVESTMENTS	27,215,385	0.9
OTHER ASSETS & LIABILITIES, NET	(24,651,982)	(0.9)

NET ASSETS	$2,762,018,182	100.0%
304

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.8%

AUSTRALIA - 7.5%
565,357		AGL Energy Ltd	$8,833,548
2,115,939		Alumina Ltd	3,763,142
1,035,105		Amcor Ltd	10,277,261
2,594,061		AMP Ltd	4,277,053
1,022,744	*	APA Group (ASE)	6,836,853
498,308		Aristocrat Leisure Ltd	8,962,368
1,730,594		AusNet Services	2,079,558
2,459,096		Australia & New Zealand Banking Group Ltd	44,765,037
167,879		Australian Stock Exchange Ltd	7,794,872
989,098	*	AZ BGP Holdings	23,435
325,327		Bank of Queensland Ltd	2,410,268
418,666		Bendigo Bank Ltd	3,289,875
2,539,784		BHP Billiton Ltd	64,848,056
1,807,906		BHP Group plc	40,393,494
468,192		BlueScope Steel Ltd	4,277,574
1,015,000		Boral Ltd	3,671,966
1,345,507		Brambles Ltd	10,439,711
229,085		Caltex Australia Ltd	4,477,653
480,666		Challenger Financial Services Group Ltd	2,536,908
86,924		CIMIC Group Ltd	2,833,755
446,291		Coca-Cola Amatil Ltd	2,725,705
48,269		Cochlear Ltd	6,821,631
999,007	*	Coles Group Ltd	9,084,489
1,511,403		Commonwealth Bank of Australia	77,010,761
400,403		Computershare Ltd	5,187,072
332,703		Crown Resorts Ltd	2,899,174
390,371		CSL Ltd	55,508,436
881,866		Dexus Property Group	7,383,953
48,818	e	Domino’s Pizza Enterprises Ltd	1,619,075
49,011		Flight Centre Travel Group Ltd	1,537,947
1,296,436		Fortescue Metals Group Ltd	5,355,463
1,554,305		GPT Group (ASE)	6,572,122
465,431	e	Harvey Norman Holdings Ltd	1,142,989
1,380,732		Incitec Pivot Ltd	3,332,513
1,979,643		Insurance Australia Group Ltd	10,228,105
493,651		Lend Lease Corp Ltd	4,396,595
1,392,760		Macquarie Goodman Group	11,853,659
276,017		Macquarie Group Ltd	23,474,612
2,397,901		Medibank Pvt Ltd	4,571,435
3,170,599		Mirvac Group	5,559,250
2,389,655		National Australia Bank Ltd	41,495,516
676,845		Newcrest Mining Ltd	12,041,600
1,199,791		Oil Search Ltd	6,831,222
334,983		Orica Ltd	4,181,803
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,523,939	*	Origin Energy Ltd	$7,961,988
1,146,007		QBE Insurance Group Ltd	8,968,132
1,706,256		QR National Ltd	5,467,563
127,528		Ramsay Health Care Ltd	5,266,936
41,685		REA Group Ltd	2,303,799
317,593		Rio Tinto Ltd	20,194,370
1,011,411		Rio Tinto plc	55,953,407
1,521,855		Santos Ltd	7,180,417
4,570,502		Scentre Group	13,237,464
271,415		Seek Ltd	3,364,872
375,935		Sonic Healthcare Ltd	6,305,783
4,448,549		South32 Ltd	11,382,766
2,176,763		Stockland Trust Group	5,999,893
1,099,998		Suncorp-Metway Ltd	10,403,454
1,007,509		Sydney Airport	4,809,132
1,671,321		Tabcorp Holdings Ltd	5,664,030
3,517,623		Telstra Corp Ltd	7,975,277
358,563		TPG Telecom Ltd	1,821,183
2,250,148		Transurban Group (ASE)	19,954,895
626,899		Treasury Wine Estates Ltd	7,055,127
2,790,652		Vicinity Centres	5,313,034
88,192		Washington H Soul Pattinson & Co Ltd	1,691,454
977,450		Wesfarmers Ltd	22,929,576
2,991,861		Westpac Banking Corp	53,470,601
804,963		Woodside Petroleum Ltd	20,134,876
1,123,023		Woolworths Ltd	23,996,744
304,941		WorleyParsons Ltd	3,088,985
		TOTAL AUSTRALIA	889,503,272

AUSTRIA - 0.2%
59,071		Andritz AG.	2,916,221
257,960		Erste Bank der Oesterreichischen Sparkassen AG.	9,004,196
64,520	e	Oest Elektrizitatswirts AG. (Class A)	3,297,444
123,610		OMV AG.	6,146,231
134,424		Raiffeisen International Bank Holding AG.	3,555,885
97,633		Voestalpine AG.	3,119,959
		TOTAL AUSTRIA	28,039,936

BELGIUM - 1.0%
153,165		Ageas	7,121,619
660,731		Anheuser-Busch InBev S.A.	50,481,999
56,667		Colruyt S.A.	4,069,621
74,105		Groupe Bruxelles Lambert S.A.	6,982,341
213,350		KBC Groep NV	14,484,330
139,201		Proximus plc	3,736,955
62,686		Solvay S.A.	6,824,610
44,161		Telenet Group Holding NV	2,044,232
106,726		UCB S.A.	9,248,138
180,488		Umicore S.A.	7,630,533
		TOTAL BELGIUM	112,624,378

CHILE - 0.0%
332,444		Antofagasta plc	3,800,476
		TOTAL CHILE	3,800,476
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
30,100	*,e	BeiGene Ltd (ADR)	$3,897,348
644,983		Minth Group Ltd	2,256,736
1,894,638		Yangzijiang Shipbuilding	1,980,185
		TOTAL CHINA	8,134,269

DENMARK - 1.6%
3,216		AP Moller - Maersk AS (Class A)	4,014,911
5,538		AP Moller - Maersk AS (Class B)	7,406,441
90,376		Carlsberg AS (Class B)	10,346,616
87,273		Christian Hansen Holding	8,287,956
100,748		Coloplast AS	9,203,249
620,261		Danske Bank AS	11,491,807
161,530		DSV AS	12,891,434
54,274	*	Genmab AS	7,911,732
58,992		H Lundbeck AS	2,590,328
139,834		ISS A.S.	3,963,005
1,565,563		Novo Nordisk AS	73,371,802
188,945		Novozymes AS	7,901,148
162,409	g	Orsted AS	11,736,090
99,503		Pandora AS	4,321,174
108,974	e	Tryg A.S.	2,780,289
169,291		Vestas Wind Systems AS	13,994,140
88,026	*	William Demant Holding A.S.	2,780,800
		TOTAL DENMARK	194,992,922

FINLAND - 1.2%
119,826		Elisa Oyj (Series A)	5,013,225
387,829		Fortum Oyj	8,814,551
289,818		Kone Oyj (Class B)	14,091,840
86,649		Metso Oyj	2,549,067
110,600		Neste Oil Oyj	10,133,189
4,851,022		Nokia Oyj (Turquoise)	30,647,083
106,389		Nokian Renkaat Oyj	3,539,479
2,620,396		Nordea Bank Abp	23,848,966
92,440		Orion Oyj (Class B)	3,267,849
383,338		Sampo Oyj (A Shares)	17,562,761
476,049		Stora Enso Oyj (R Shares)	6,403,953
452,182		UPM-Kymmene Oyj	13,132,151
391,018		Wartsila Oyj (B Shares)	6,384,799
		TOTAL FINLAND	145,388,913

FRANCE - 10.4%
167,276		Accor S.A.	7,274,999
25,247		Aeroports de Paris	4,829,773
367,066		Air Liquide	44,561,619
502,339		Airbus SE	57,899,580
133,462		Alstom RGPT	5,369,129
49,981	g	Amundi S.A.	2,875,759
57,982		Arkema	5,493,645
81,319		Atos Origin S.A.	7,414,648

307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,678,709		AXA S.A.	$38,929,542
34,804		BioMerieux	2,457,410
973,229		BNP Paribas	45,864,354
720,376		Bollore	2,971,645
189,828		Bouygues S.A.	6,718,623
215,629		Bureau Veritas S.A.	4,790,399
136,509		Cap Gemini S.A.	15,075,408
519,274		Carrefour S.A.	10,269,088
45,877	e	Casino Guichard Perrachon S.A.	2,257,301
150,252		CNP Assurances	3,413,559
434,811		Compagnie de Saint-Gobain	15,004,452
992,062		Credit Agricole S.A.	11,330,757
530,247		Danone	38,587,008
2,089		Dassault Aviation S.A.	3,110,780
110,539		Dassault Systemes S.A.	13,854,026
208,765		Edenred	8,454,319
67,215		Eiffage S.A.	6,297,116
526,778		Electricite de France	8,719,499
248,485		Essilor International S.A.	31,477,848
37,069		Eurazeo	2,755,222
159,216		Eutelsat Communications	3,376,444
67,737		Faurecia	2,963,457
38,923		Fonciere Des Regions	3,978,498
1,563,526		Gaz de France	25,065,378
38,288		Gecina S.A.	5,626,899
389,674		Groupe Eurotunnel S.A.	5,698,884
27,374		Hermes International	16,404,960
26,522		Icade	2,233,407
22,828		Iliad S.A.	2,613,635
34,288		Imerys S.A.	1,806,568
50,495		Ingenico	2,752,371
32,875		Ipsen	4,136,873
61,244		JC Decaux S.A.	1,814,453
65,378		Kering	32,788,535
177,537		Klepierre	6,084,007
226,407		Legrand S.A.	13,413,806
216,217		L’Oreal S.A.	52,113,714
239,550		LVMH Moet Hennessy Louis Vuitton S.A.	76,847,683
145,697		Michelin (C.G.D.E.) (Class B)	15,825,883
808,773		Natixis	4,145,836
1,715,903		Orange S. A.	26,614,330
181,461		Pernod-Ricard S.A.	30,106,768
503,313		Peugeot S.A.	12,661,038
179,450		Publicis Groupe S.A.	10,957,204
19,020		Remy Cointreau S.A.	2,208,767
164,971		Renault S.A.	11,674,165
256,312		Rexel S.A.	2,922,622
286,421		Safran S.A.	37,632,608
971,471		Sanofi-Aventis	84,438,199
22,817		Sartorius Stedim Biotech	2,515,015
470,954		Schneider Electric S.A.	33,495,009
140,414		SCOR SE	5,908,586
19,514		SEB S.A.	2,992,256

308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,953		Societe BIC S.A.	$2,198,612
677,029		Societe Generale	21,109,422
77,786	e	Sodexho Alliance S.A.	8,097,613
324,610		Suez Environnement S.A.	4,155,770
50,090		Teleperformance	8,620,535
90,235		Thales S.A.	9,979,026
2,068,451		Total S.A.	113,394,802
71,134	*	Ubisoft Entertainment	6,312,891
122,566		Unibail-Rodamco-Westfield	22,043,694
208,062		Valeo S.A.	6,508,931
464,626		Veolia Environnement	9,815,526
437,530		Vinci S.A.	38,498,435
897,767		Vivendi Universal S.A.	22,892,130
24,007		Wendel	2,925,382
		TOTAL FRANCE	1,228,428,135

GERMANY - 8.5%
161,946		Adidas-Salomon AG.	38,533,610
370,788		Allianz AG.	78,670,984
683,341		Aroundtown S.A.	6,044,582
45,026		Axel Springer AG.	2,756,861
790,790		BASF SE	57,931,398
806,453		Bayer AG.	61,125,711
282,557		Bayerische Motoren Werke AG.	23,805,530
46,057		Bayerische Motoren Werke AG. (Preference)	3,404,197
87,498		Beiersdorf AG.	8,758,708
137,318		Brenntag AG.	6,501,683
868,478	*	Commerzbank AG.	6,250,762
94,661		Continental AG.	14,959,884
169,417	g	Covestro AG.	9,361,912
783,440		Daimler AG. (Registered)	46,410,147
80,979	*,g	Delivery Hero AG.	2,990,823
420,026		Deutsche Annington Immobilien SE	21,109,912
1,674,446		Deutsche Bank AG. (Registered)	14,884,678
165,183		Deutsche Boerse AG.	21,993,772
201,343		Deutsche Lufthansa AG.	5,083,116
844,916		Deutsche Post AG.	24,955,523
2,859,768		Deutsche Telekom AG.	46,502,271
307,003		Deutsche Wohnen AG.	15,337,043
46,192		Drillisch AG.	1,921,938
1,884,735		E.ON AG.	20,951,421
136,649		Evonik Industries AG.	3,737,151
34,500		Fraport AG. Frankfurt Airport Services Worldwide	2,726,670
187,733		Fresenius Medical Care AG.	13,807,782
362,014		Fresenius SE	18,770,406
64,284		Fuchs Petrolub AG. (Preference)	3,015,571
144,913		GEA Group AG.	3,992,429
51,011		Hannover Rueckversicherung AG.	7,362,603
130,168		HeidelbergCement AG.	9,013,762
95,036		Henkel KGaA	8,711,114
157,712		Henkel KGaA (Preference)	15,350,728
18,083		Hochtief AG.	2,704,625
57,526		Hugo Boss AG.	4,124,623
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

973,137		Infineon Technologies AG.	$21,645,940
128,775	g	Innogy SE	6,101,155
63,441		KION Group AG.	3,662,990
74,989		Lanxess AG.	4,127,474
109,998		Merck KGaA	11,549,686
157,218		Metro Wholesale & Food Specialist AG.	2,660,584
45,285		MTU Aero Engines Holding AG.	9,765,357
128,117		Muenchener Rueckver AG.	28,590,621
90,364		Osram Licht AG.	3,845,153
129,591		Porsche AG.	8,426,910
199,696		ProSiebenSat. Media AG.	3,564,688
2,223		Puma AG. Rudolf Dassler Sport	1,237,872
5,203		Puma SE	2,897,278
452,681		RWE AG.	11,258,914
847,074		SAP AG.	87,591,827
31,058		Sartorius AG.	4,662,272
658,099		Siemens AG.	72,257,827
129,103	*,g	Siemens Healthineers AG.	5,094,604
105,351		Symrise AG.	8,750,554
633,408		Telefonica Deutschland Holding AG.	2,220,636
374,689	*	ThyssenKrupp AG.	6,659,003
364,675		TUI AG. (DI)	5,521,699
177,175		Uniper SE	5,137,493
108,847		United Internet AG.	4,318,638
29,205		Volkswagen AG.	5,094,901
160,053		Volkswagen AG. (Preference)	27,299,699
102,394		Wirecard AG.	16,978,751
93,008	*,g	Zalando SE	2,837,990
		TOTAL GERMANY	1,007,324,446

HONG KONG - 3.5%
10,399,138		AIA Group Ltd	93,899,074
256,912		ASM Pacific Technology	2,768,039
1,134,140		Bank of East Asia Ltd	3,825,527
3,150,544		BOC Hong Kong Holdings Ltd	12,173,447
2,238,803		CK Asset Holdings Ltd	18,848,046
2,305,099		CK Hutchison Holdings Ltd	23,279,654
563,869		CK Infrastructure Holdings Ltd	4,552,612
1,407,459		CLP Holdings Ltd	16,392,753
306,515		Dairy Farm International Holdings Ltd	2,773,867
653,832		Hang Lung Group Ltd	1,921,453
1,824,971		Hang Lung Properties Ltd	3,996,035
661,668		Hang Seng Bank Ltd	15,222,914
1,106,462		Henderson Land Development Co Ltd	6,289,922
2,363,627		HK Electric Investments & HK Electric Investments Ltd	2,406,655
3,202,931		HKT Trust and HKT Ltd	4,723,566
7,972,269		Hong Kong & China Gas Ltd	17,324,107
1,198,485		Hong Kong Electric Holdings Ltd	8,073,631
1,018,631		Hong Kong Exchanges and Clearing Ltd	31,872,061
1,029,555		Hongkong Land Holdings Ltd	7,406,513
530,727		Hysan Development Co Ltd	2,761,825
192,661		Jardine Matheson Holdings Ltd	12,887,988
190,250		Jardine Strategic Holdings Ltd	7,293,425
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

566,448		Kerry Properties Ltd	$2,352,753
1,845,607		Link REIT	20,287,170
221,445		Melco Crown Entertainment Ltd (ADR)	4,778,783
1,386,897		MTR Corp	7,756,586
5,146,049		New World Development Co Ltd	8,116,085
1,387,078		NWS Holdings Ltd	3,172,153
3,698,780		PCCW Ltd	2,201,843
1,191,834		Shangri-La Asia Ltd	1,556,317
2,890,781		Sino Land Co	5,198,450
1,734,375		SJM Holdings Ltd	1,831,727
1,353,019		Sun Hung Kai Properties Ltd	22,693,575
412,946		Swire Pacific Ltd (Class A)	4,890,607
1,041,854		Swire Properties Ltd	4,066,543
1,174,931		Techtronic Industries Co	6,858,714
7,450,186	g	WH Group Ltd	6,388,802
1,037,048		Wharf Holdings Ltd	3,134,478
1,044,914		Wharf Real Estate Investment Co Ltd	7,148,232
691,194		Wheelock & Co Ltd	4,430,984
708,957		Yue Yuen Industrial Holdings	2,418,122
		TOTAL HONG KONG	419,975,038

IRELAND - 0.6%
110,672	*	AerCap Holdings NV	5,230,359
690,730		AIB Group plc	3,092,182
827,070		Bank of Ireland Group plc	4,962,895
715,994		CRH plc	20,609,586
67,097	*,†	Irish Bank Resolution Corp Ltd	0
367,662		James Hardie Industries NV	4,095,083
135,078		Kerry Group plc (Class A)	13,792,601
129,087		Kingspan Group plc	5,279,500
73,712		Paddy Power plc	6,028,288
39,474	*	Ryanair Holdings plc	496,448
14,431	*	Ryanair Holdings plc (ADR)	1,024,601
192,208		Smurfit Kappa Group plc	5,542,461
		TOTAL IRELAND	70,154,004

ISRAEL - 0.6%
36,426		Azrieli Group	1,939,332
912,439		Bank Hapoalim Ltd	6,184,698
1,309,765		Bank Leumi Le-Israel	8,659,376
1,759,846		Bezeq Israeli Telecommunication Corp Ltd	1,411,525
108,383	*	Check Point Software Technologies	12,130,225
21,040		Elbit Systems Ltd	2,606,259
609,600		Israel Chemicals Ltd	3,538,168
118,986		Mizrahi Tefahot Bank Ltd	2,213,472
51,927	*	Nice Systems Ltd	5,724,729
832,270	*	Teva Pharmaceutical Industries Ltd (ADR)	16,520,560
36,945	*	Wix.com Ltd	4,039,936
		TOTAL ISRAEL	64,968,280

ITALY - 1.9%
1,008,555		Assicurazioni Generali S.p.A.	17,657,037
429,563		Autostrade S.p.A.	10,167,365
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

12,992,640		Banca Intesa S.p.A.	$29,728,761
486,571		Davide Campari-Milano S.p.A	4,371,633
6,997,153		Enel S.p.A.	42,290,205
2,185,995		ENI S.p.A.	37,065,339
106,161		Ferrari NV	13,218,117
341,073		Finmeccanica S.p.A.	3,305,013
548,795		Mediobanca S.p.A.	4,782,610
152,792		Moncler S.p.A	5,750,274
353,707	*,g	Pirelli & C S.p.A	2,311,952
425,282	g	Poste Italiane S.p.A	3,662,398
202,791		Prysmian S.p.A.	4,356,617
88,137		Recordati S.p.A.	3,193,763
1,982,790		Snam Rete Gas S.p.A.	9,468,472
5,218,227		Telecom Italia RSP	2,553,519
9,848,158	*	Telecom Italia S.p.A.	5,479,562
1,240,777		Terna Rete Elettrica Nazionale S.p.A.	7,646,983
1,746,560		UniCredit S.p.A.	20,191,057
		TOTAL ITALY	227,200,677

JAPAN - 23.9%
30,283		ABC-Mart, Inc	1,739,845
341,074		Acom Co Ltd	1,195,731
529,745		Aeon Co Ltd	10,781,499
100,873		AEON Financial Service Co Ltd	1,956,270
98,714		Aeon Mall Co Ltd	1,640,891
128,173		Air Water, Inc	2,138,352
142,221		Aisin Seiki Co Ltd	5,622,650
396,788		Ajinomoto Co, Inc	6,870,251
161,761		Alfresa Holdings Corp	4,458,350
100,680		All Nippon Airways Co Ltd	3,711,045
165,080		Alps Electric Co Ltd	3,479,994
275,396		Amada Co Ltd	2,771,824
94,388		Aozora Bank Ltd	2,907,180
313,721		Asahi Breweries Ltd	13,141,597
159,673		Asahi Glass Co Ltd	5,411,365
82,100		Asahi Intecc Co Ltd	3,573,165
1,069,365		Asahi Kasei Corp	11,733,509
690,899		Ashikaga Holdings Co Ltd	1,937,146
135,191		Asics Corp	1,956,892
1,625,861		Astellas Pharma, Inc	24,124,888
46,899		Bank of Kyoto Ltd	1,993,671
62,434		Benesse Holdings Inc	1,630,003
1,533		BLife Investment Corp	3,610,007
525,712		Bridgestone Corp	20,235,382
183,761		Brother Industries Ltd	3,101,144
70,889		Calbee, Inc	2,282,770
849,777		Canon, Inc	24,439,764
167,243	e	Casio Computer Co Ltd	2,224,257
123,071		Central Japan Railway Co	26,598,379
40,016		Century Leasing System, Inc	1,873,504
506,843		Chiba Bank Ltd	3,085,210
510,972		Chubu Electric Power Co, Inc	8,087,941
193,748		Chugai Pharmaceutical Co Ltd	11,440,129

312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

234,003		Chugoku Electric Power Co, Inc	$3,202,146
120,264		Coca-Cola West Japan Co Ltd	3,714,739
906,123		Concordia Financial Group Ltd	3,737,446
145,121		Credit Saison Co Ltd	1,912,270
87,800		CyberAgent, Inc	2,843,791
220,533		Dai Nippon Printing Co Ltd	5,104,238
208,931		Daicel Chemical Industries Ltd	2,191,336
88,489		Daifuku Co Ltd	4,447,100
928,446		Dai-ichi Mutual Life Insurance Co	15,075,169
490,430		Daiichi Sankyo Co Ltd	17,011,973
212,580		Daikin Industries Ltd	23,009,900
60,959		Daito Trust Construction Co Ltd	8,466,725
479,894		Daiwa House Industry Co Ltd	15,558,802
1,397,272		Daiwa Securities Group, Inc	6,968,553
98,517		Dena Co Ltd	1,743,167
373,353		Denso Corp	17,172,992
185,647		Dentsu, Inc	8,805,990
24,285		Disco Corp	3,605,234
105,293		Don Quijote Co Ltd	6,122,909
263,881		East Japan Railway Co	24,448,485
218,496		Eisai Co Ltd	16,965,446
125,949		Electric Power Development Co	3,150,153
56,286		FamilyMart Co Ltd	6,593,484
166,029		Fanuc Ltd	28,238,480
50,460		Fast Retailing Co Ltd	23,156,411
105,399		Fuji Electric Holdings Co Ltd	3,257,350
541,996		Fuji Heavy Industries Ltd	12,727,180
332,986		Fujifilm Holdings Corp	14,307,122
168,412		Fujitsu Ltd	11,303,036
129,193		Fukuoka Financial Group, Inc	2,854,186
38,600		Growell Holdings Co Ltd	1,464,089
201,981		Hakuhodo DY Holdings, Inc	3,108,448
119,066		Hamamatsu Photonics KK	4,263,239
191,037		Hankyu Hanshin Holdings, Inc	6,819,005
18,583		Hikari Tsushin, Inc	2,978,544
214,437		Hino Motors Ltd	2,152,951
28,167	*	Hirose Electric Co Ltd	3,025,447
50,045		Hisamitsu Pharmaceutical Co, Inc	2,562,810
100,582		Hitachi Chemical Co Ltd	1,659,066
97,337		Hitachi Construction Machinery Co Ltd	2,472,045
58,796		Hitachi High-Technologies Corp	2,124,892
833,255		Hitachi Ltd	26,212,932
184,646		Hitachi Metals Ltd	2,077,269
1,401,625		Honda Motor Co Ltd	42,079,520
47,292		Hoshizaki Electric Co Ltd	3,358,347
328,396		Hoya Corp	19,059,233
242,655		Hulic Co Ltd	2,239,076
123,255		Idemitsu Kosan Co Ltd	4,349,351
119,263		Iida Group Holdings Co Ltd	2,170,447
889,917		Inpex Holdings, Inc	8,554,255
294,751		Isetan Mitsukoshi Holdings Ltd	3,033,403
130,138		Ishikawajima-Harima Heavy Industries Co Ltd	4,121,679
471,964		Isuzu Motors Ltd	7,020,627

313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,217,032		Itochu Corp	$22,325,475
202,540		J Front Retailing Co Ltd	2,321,567
102,057		Japan Airlines Co Ltd	3,715,738
38,345		Japan Airport Terminal Co Ltd	1,469,234
343,532		Japan Post Bank Co Ltd	3,998,321
1,364,164		Japan Post Holdings Co Ltd	16,769,683
703		Japan Prime Realty Investment Corp	2,867,236
1,118		Japan Real Estate Investment Corp	6,553,294
2,239		Japan Retail Fund Investment Corp	4,593,106
967,070		Japan Tobacco, Inc	24,482,082
421,107		JFE Holdings, Inc	7,423,025
181,107		JGC Corp	2,778,651
158,198		JSR Corp	2,557,812
179,632		JTEKT Corp	2,333,090
2,801,800		JX Holdings, Inc	15,303,794
393,410		Kajima Corp	5,596,124
114,445		Kakaku.com, Inc	2,009,173
107,555		Kamigumi Co Ltd	2,381,064
41,294		Kaneka Corp	1,614,381
615,648		Kansai Electric Power Co, Inc	9,371,091
147,383		Kansai Paint Co Ltd	2,586,131
425,310		Kao Corp	30,068,708
117,100		Kawasaki Heavy Industries Ltd	2,950,175
1,519,832		KDDI Corp	37,972,437
79,738		Keihan Electric Railway Co Ltd	3,288,160
191,234		Keihin Electric Express Railway Co Ltd	3,257,111
85,146		Keio Corp	4,891,420
104,416		Keisei Electric Railway Co Ltd	3,310,509
83,911		Keyence Corp	43,181,867
125,060		Kikkoman Corp	6,653,173
154,462		Kintetsu Corp	6,741,236
700,678		Kirin Brewery Co Ltd	16,727,894
43,064		Kobayashi Pharmaceutical Co Ltd	2,736,864
280,705		Kobe Steel Ltd	2,254,964
87,997		Koito Manufacturing Co Ltd	5,299,501
790,334		Komatsu Ltd	20,811,172
78,656		Konami Corp	3,612,435
381,484		Konica Minolta Holdings, Inc	3,841,165
25,563		Kose Corp	3,752,581
850,075		Kubota Corp	13,477,136
271,856		Kuraray Co Ltd	4,180,773
82,786		Kurita Water Industries Ltd	2,104,691
278,850		Kyocera Corp	15,705,591
227,394		Kyowa Hakko Kogyo Co Ltd	4,359,553
314,233		Kyushu Electric Power Co, Inc	3,893,777
133,421		Kyushu Railway Co	4,555,307
43,458		Lawson, Inc	2,678,822
68,026	*,e	LINE Corp	2,449,459
186,809		Lion Corp	3,893,282
232,646		LIXIL Group Corp	3,426,132
365,362		M3, Inc	5,287,873
194,146		Makita Corp	6,878,943
1,349,219		Marubeni Corp	10,516,617

314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

167,342		Marui Co Ltd	$3,397,873
59,280		Maruichi Steel Tube Ltd	1,904,082
516,857		Mazda Motor Corp	5,720,178
57,911		McDonald’s Holdings Co Japan Ltd	2,563,109
143,548		Mediceo Paltac Holdings Co Ltd	3,313,249
106,177		MEIJI Holdings Co Ltd	8,210,143
339,172		Minebea Co Ltd	5,579,060
249,906		MISUMI Group, Inc	5,720,114
1,093,995		Mitsubishi Chemical Holdings Corp	9,401,281
1,158,755		Mitsubishi Corp	33,961,043
1,549,011		Mitsubishi Electric Corp	19,491,646
1,010,100		Mitsubishi Estate Co Ltd	17,890,364
134,404		Mitsubishi Gas Chemical Co, Inc	2,125,819
273,248		Mitsubishi Heavy Industries Ltd	10,565,307
98,417		Mitsubishi Materials Corp	2,817,245
563,278		Mitsubishi Motors Corp	3,499,745
10,130,192		Mitsubishi UFJ Financial Group, Inc	54,337,515
384,237		Mitsubishi UFJ Lease & Finance Co Ltd	1,966,869
1,412,277		Mitsui & Co Ltd	23,073,666
157,510		Mitsui Chemicals, Inc	3,954,287
767,996		Mitsui Fudosan Co Ltd	18,658,348
98,321		Mitsui OSK Lines Ltd	2,456,644
402,509		Mitsui Sumitomo Insurance Group Holdings, Inc	11,915,694
283,109		Mitsui Trust Holdings, Inc	10,723,988
20,597,526		Mizuho Financial Group, Inc	33,807,898
117,000		MonotaRO Co Ltd	2,498,297
156,346		Murata Manufacturing Co Ltd	23,485,637
103,377		Nabtesco Corp	2,735,037
162,721		Nagoya Railroad Co Ltd	4,306,405
169,898		Namco Bandai Holdings, Inc	7,505,531
231,825		NEC Corp	7,790,471
381,189	*	Nexon Co Ltd	5,799,207
239,438		NGK Insulators Ltd	3,682,165
141,275		NGK Spark Plug Co Ltd	3,043,900
193,191		Nidec Corp	23,232,778
273,626		Nikon Corp	4,678,572
98,178		Nintendo Co Ltd	29,776,202
1,171		Nippon Building Fund, Inc	7,576,931
76,395		Nippon Electric Glass Co Ltd	2,127,496
64,990		Nippon Express Co Ltd	4,112,638
75,805	*	Nippon Meat Packers, Inc	2,999,714
130,439		Nippon Paint Co Ltd	4,377,618
1,536		Nippon ProLogis REIT, Inc	3,349,840
691,346		Nippon Steel Corp	12,802,562
594,713		Nippon Telegraph & Telephone Corp	25,565,621
129,390		Nippon Yusen Kabushiki Kaisha	2,166,255
106,874		Nissan Chemical Industries Ltd	5,682,383
1,994,288		Nissan Motor Co Ltd	17,031,210
169,210		Nisshin Seifun Group, Inc	3,414,656
54,660		Nissin Food Products Co Ltd	3,479,801
68,771		Nitori Co Ltd	8,955,333
142,257		Nitto Denko Corp	8,046,799
282,475		NKSJ Holdings, Inc	10,650,490

315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,918,352		Nomura Holdings, Inc	$11,395,645
106,874		Nomura Real Estate Holdings, Inc	2,075,662
3,419		Nomura Real Estate Master Fund, Inc	4,899,541
94,191		Nomura Research Institute Ltd	3,854,486
297,027		NSK Ltd	2,897,135
540,208		NTT Data Corp	6,439,928
1,133,797		NTT DoCoMo, Inc	27,241,501
559,682		Obayashi Corp	5,325,528
57,486		Obic Co Ltd	5,447,842
254,060		Odakyu Electric Railway Co Ltd	5,709,014
750,143		OJI Paper Co Ltd	4,343,769
249,892		Olympus Corp	10,250,829
163,999		Omron Corp	6,735,150
324,980		Ono Pharmaceutical Co Ltd	7,099,530
37,889		Oracle Corp Japan	2,760,560
172,080		Oriental Land Co Ltd	17,644,023
1,137,630		ORIX Corp	17,159,800
337,395		Osaka Gas Co Ltd	6,679,883
423,663		Osaka Securities Exchange Co Ltd	7,460,144
89,373		Otsuka Corp	2,892,830
337,085		Otsuka Holdings KK	13,825,700
1,890,398		Panasonic Corp	18,511,193
98,034		Park24 Co Ltd	2,339,362
97,100	e	Pigeon Corp	3,807,036
78,656		Pola Orbis Holdings, Inc	2,352,571
743,697		Rakuten, Inc	5,614,753
951,473		Recruit Holdings Co Ltd	25,538,020
702,599	*	Renesas Electronics Corp	4,050,825
1,817,834		Resona Holdings, Inc	9,184,757
569,080		Ricoh Co Ltd	6,062,339
28,218		Rinnai Corp	1,868,338
81,114		Rohm Co Ltd	5,724,991
20,569		Ryohin Keikaku Co Ltd	4,902,397
37,853		Sankyo Co Ltd	1,467,032
318,543		Santen Pharmaceutical Co Ltd	4,406,219
200,318		SBI Holdings, Inc	4,279,148
183,565		Secom Co Ltd	15,368,416
147,383		Sega Sammy Holdings, Inc	2,077,080
182,975		Seibu Holdings, Inc	3,178,798
242,557		Seiko Epson Corp	3,775,398
316,887		Sekisui Chemical Co Ltd	4,918,564
523,872	e	Sekisui House Ltd	7,829,472
648,388		Seven & I Holdings Co Ltd	28,232,746
589,976		Seven Bank Ltd	1,757,435
89,402		SG Holdings Co Ltd	2,399,838
179,815		Sharp Corp	1,914,433
198,865		Shimadzu Corp	4,573,393
18,878		Shimamura Co Ltd	1,634,755
63,810		Shimano, Inc	8,953,575
486,650		Shimizu Corp	4,141,487
312,601		Shin-Etsu Chemical Co Ltd	26,357,452
134,896		Shinsei Bank Ltd	1,826,378
234,680		Shionogi & Co Ltd	14,474,515

316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

330,730		Shiseido Co Ltd	$19,674,042
401,148		Shizuoka Bank Ltd	3,356,526
118,492		Showa Denko KK	3,979,856
163,507		Showa Shell Sekiyu KK	2,436,125
49,491		SMC Corp	16,334,362
1,448,800	*	Softbank Corp	17,863,102
712,436		Softbank Group Corp	56,114,112
58,206		Sohgo Security Services Co Ltd	2,540,669
1,095,245		Sony Corp	54,879,365
147,579		Sony Financial Holdings, Inc	2,808,252
109,529		Stanley Electric Co Ltd	3,181,273
180,633		Start Today Co Ltd	3,655,042
224,399		Sumco Corp	3,124,358
1,271,294		Sumitomo Chemical Co Ltd	6,631,812
969,026		Sumitomo Corp	15,003,937
145,665		Sumitomo Dainippon Pharma Co Ltd	3,429,529
633,283		Sumitomo Electric Industries Ltd	9,023,234
98,517		Sumitomo Heavy Industries Ltd	3,342,005
200,645		Sumitomo Metal Mining Co Ltd	5,803,233
1,138,762		Sumitomo Mitsui Financial Group, Inc	42,364,188
305,445		Sumitomo Realty & Development Co Ltd	11,664,905
156,533		Sumitomo Rubber Industries, Inc	2,175,838
61,057		Sundrug Co Ltd	1,953,964
124,650		Suntory Beverage & Food Ltd	5,519,084
61,352		Suzuken Co Ltd	3,221,322
298,240		Suzuki Motor Corp	15,574,255
143,425		Sysmex Corp	7,995,479
479,549		T&D Holdings, Inc	5,953,160
104,998		Taiheiyo Cement Corp	3,604,973
183,397		Taisei Corp	8,634,765
31,758		Taisho Pharmaceutical Holdings Co Ltd	3,225,630
119,558		Taiyo Nippon Sanso Corp	1,894,699
110,119		Takashimaya Co Ltd	1,496,501
1,274,173		Takeda Pharmaceutical Co Ltd	51,442,492
230,355		Tanabe Seiyaku Co Ltd	3,608,875
112,049		TDK Corp	8,867,107
154,560		Teijin Ltd	2,671,241
153,872		Temp Holdings Co Ltd	2,739,811
262,227		Terumo Corp	14,971,079
106,285		THK Co Ltd	2,539,232
164,490		Tobu Railway Co Ltd	4,645,577
97,042		Toho Co Ltd	3,540,011
63,220		Toho Gas Co Ltd	2,715,452
360,837		Tohoku Electric Power Co, Inc	4,892,080
580,243		Tokio Marine Holdings, Inc	28,412,000
1,275,718	*	Tokyo Electric Power Co, Inc	7,851,969
134,743		Tokyo Electron Ltd	19,675,259
344,105		Tokyo Gas Co Ltd	9,048,313
418,944		Tokyu Corp	7,170,043
517,824		Tokyu Fudosan Holdings Corp	2,821,127
205,490		Toppan Printing Co Ltd	3,367,778
1,225,861		Toray Industries, Inc	9,084,971
567,487	*	Toshiba Corp	17,970,447

317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

214,830		Tosoh Corp	$3,051,132
123,632		Toto Ltd	4,801,167
133,224		Toyo Seikan Kaisha Ltd	2,998,789
81,999		Toyo Suisan Kaisha Ltd	2,951,802
58,599		Toyoda Gosei Co Ltd	1,282,081
121,033		Toyota Industries Corp	5,996,102
1,967,786		Toyota Motor Corp	121,117,401
182,844		Toyota Tsusho Corp	5,815,487
103,331		Trend Micro, Inc	5,497,915
31,659		Tsuruha Holdings, Inc	2,930,547
344,222		Uni-Charm Corp	10,652,847
2,686		United Urban Investment Corp	4,288,459
186,023		USS Co Ltd	3,257,198
141,077		West Japan Railway Co	10,303,714
2,409,919		Yahoo! Japan Corp	6,513,894
101,011		Yakult Honsha Co Ltd	6,741,235
542,140	e	Yamada Denki Co Ltd	2,669,762
166,162		Yamaguchi Financial Group, Inc	1,689,091
120,660		Yamaha Corp	5,280,510
246,479		Yamaha Motor Co Ltd	5,282,948
264,974		Yamato Transport Co Ltd	7,060,361
100,877		Yamazaki Baking Co Ltd	1,981,475
206,965		Yaskawa Electric Corp	5,857,695
194,773		Yokogawa Electric Corp	3,627,288
109,332		Yokohama Rubber Co Ltd	2,319,026
		TOTAL JAPAN	2,838,218,812

LUXEMBOURG - 0.3%
574,391		ArcelorMittal	13,266,839
9,880		Eurofins Scientific	3,970,648
55,050		Millicom International Cellular S.A.	3,447,821
37,074		RTL Group	2,027,880
326,339		SES Global S.A.	6,651,194
404,942		Tenaris S.A.	5,086,558
		TOTAL LUXEMBOURG	34,450,940

MACAU - 0.3%
2,029,361		Galaxy Entertainment Group Ltd	14,129,709
853,029		MGM China Holdings Ltd	1,656,296
2,056,867		Sands China Ltd	9,867,458
1,343,453		Wynn Macau Ltd	3,297,827
		TOTAL MACAU	28,951,290

MEXICO - 0.0%
187,728		Fresnillo plc	2,478,556
		TOTAL MEXICO	2,478,556

NETHERLANDS - 4.5%
357,560	g	ABN AMRO Group NV (ADR)	8,916,100
1,532,669		Aegon NV	7,895,910
193,434		Akzo Nobel NV	16,648,350
353,390		ASML Holding NV	61,796,419
154,659		DSM NV	14,463,110

318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

95,876		EXOR NV	$6,129,534
102,084		Heineken Holding NV	8,862,179
226,554		Heineken NV	20,348,862
3,403,852		ING Groep NV	40,389,455
1,071,836		Koninklijke Ahold Delhaize NV	28,238,698
2,808,773		Koninklijke KPN NV	8,634,784
815,360		Koninklijke Philips Electronics NV	32,145,625
57,697		Koninklijke Vopak NV	2,932,110
259,449		NN Group NV	10,955,842
299,367		NXP Semiconductors NV	26,053,910
99,889		Randstad Holdings NV	4,815,093
3,964,261		Royal Dutch Shell plc (A Shares)	122,893,760
3,230,967		Royal Dutch Shell plc (B Shares)	100,317,129
250,221		Wolters Kluwer NV	15,561,478
		TOTAL NETHERLANDS	537,998,348

NEW ZEALAND - 0.2%
638,321	*,e	a2 Milk Co Ltd	5,613,714
809,662		Auckland International Airport Ltd	4,120,849
519,458		Fisher & Paykel Healthcare Corp	4,520,849
763,101	e	Fletcher Building Ltd	2,637,277
1,002,289		Meridian Energy Ltd	2,442,278
334,633		Ryman Healthcare Ltd	2,424,804
1,541,003		Telecom Corp of New Zealand Ltd	4,331,907
		TOTAL NEW ZEALAND	26,091,678

NORWAY - 0.7%
96,625		Aker BP ASA	3,219,575
825,576		DNB NOR Holding ASA	14,653,331
190,937		Gjensidige Forsikring BA	3,298,076
1,176,043		Norsk Hydro ASA	5,452,165
699,301		Orkla ASA	5,651,976
352,481		PAN Fish ASA	7,786,494
84,663		Schibsted ASA (B Shares)	2,688,037
1,000,553		Statoil ASA	22,878,828
639,588		Telenor ASA	12,108,637
152,867		Yara International ASA	6,321,224
		TOTAL NORWAY	84,058,343

PORTUGAL - 0.2%
2,254,595		Energias de Portugal S.A.	8,235,153
426,361		Galp Energia SGPS S.A.	6,661,682
203,207		Jeronimo Martins SGPS S.A.	2,879,882
		TOTAL PORTUGAL	17,776,717

SINGAPORE - 1.3%
2,269,542		Ascendas REIT	4,628,372
2,298,237		CapitaCommercial Trust	3,217,202
2,198,826		CapitaLand Ltd	5,451,367
2,106,745		CapitaMall Trust	3,762,116
331,045		City Developments Ltd	2,265,804
1,922,629		ComfortDelgro Corp Ltd	3,336,210
1,529,705		DBS Group Holdings Ltd	27,263,243

319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,895,284		Genting Singapore Ltd	$4,011,762
5,706,672		Golden Agri-Resources Ltd	1,076,917
85,744		Jardine Cycle & Carriage Ltd	2,409,434
1,281,165		Keppel Corp Ltd	5,825,720
2,699,503		Oversea-Chinese Banking Corp	23,158,188
877,845		SembCorp Industries Ltd	1,693,555
471,086		Singapore Airlines Ltd	3,384,276
630,825		Singapore Airport Terminal Services Ltd	2,275,649
722,460		Singapore Exchange Ltd	4,108,206
1,281,216	e	Singapore Press Holdings Ltd	2,393,332
1,330,671		Singapore Technologies Engineering Ltd	3,684,909
6,970,303		Singapore Telecommunications Ltd	15,672,070
296,896		Singapore Telecommunications Ltd	661,729
1,875,564		Suntec Real Estate Investment Trust	2,691,152
1,146,488		United Overseas Bank Ltd	21,486,555
391,097		UOL Group Ltd	1,935,439
251,013		Venture Corp Ltd	3,048,991
1,663,056		Wilmar International Ltd	4,118,984
		TOTAL SINGAPORE	153,561,182

SOUTH AFRICA - 0.2%
909,684		Anglo American plc (London)	23,247,679
596,426		Investec plc	3,833,724
		TOTAL SOUTH AFRICA	27,081,403

SPAIN - 2.9%
218,512		ACS Actividades Construccion y Servicios S.A.	9,042,929
59,203	g	Aena S.A.	10,233,648
377,941		Amadeus IT Holding S.A.	27,483,263
5,823,538		Banco Bilbao Vizcaya Argentaria S.A.	34,563,561
4,767,804		Banco de Sabadell S.A.	5,466,782
14,009,377	e	Banco Santander S.A.	66,441,323
1,018,256	e	Bankia S.A.	2,968,190
566,234		Bankinter S.A.	4,421,298
3,104,311		CaixaBank S.A.	11,740,496
887,216		Corp Mapfre S.A.	2,468,565
190,859		Enagas	5,563,148
265,298		Endesa S.A.	6,635,488
434,277		Ferrovial S.A.	9,738,609
302,394		Gas Natural SDG S.A.	8,453,374
255,109		Grifols S.A.	6,654,870
5,222,891		Iberdrola S.A.	43,169,687
116,064	*	Iberdrola S.A. (Interim)	959,327
936,792		Industria De Diseno Textil S.A.	26,205,071
372,547		Red Electrica Corp S.A.	8,585,503
1,190,633		Repsol YPF S.A.	20,899,235
199,939	*	Siemens Gamesa Renewable Energy	2,838,567
4,035,186		Telefonica S.A.	34,708,956
		TOTAL SPAIN	349,241,890

SWEDEN - 2.4%
253,398		Alfa Laval AB	5,744,996
868,951		Assa Abloy AB	16,192,121

320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

570,873		Atlas Copco AB (A Shares)	$14,893,697
331,439		Atlas Copco AB (B Shares)	7,931,082
237,481		Boliden AB	5,943,732
209,576		Electrolux AB (Series B)	4,959,025
352,196	*	Epiroc AB	3,156,755
573,365	*	Epiroc AB (Class A)	5,505,637
2,663,733		Ericsson (LM) (B Shares)	23,743,102
529,483		Essity AB	14,650,021
761,198	e	Hennes & Mauritz AB (B Shares)	11,844,088
220,745		Hexagon AB (B Shares)	10,810,200
384,155		Husqvarna AB (B Shares)	2,936,171
69,477	e	ICA Gruppen AB	2,443,624
138,768		Industrivarden AB	2,860,863
204,999		Investment AB Kinnevik (B Shares)	5,008,924
393,744		Investor AB (B Shares)	17,317,405
58,062		Lundbergs AB (B Shares)	1,792,775
161,331		Lundin Petroleum AB	5,160,248
958,866		Sandvik AB	15,322,526
271,948		Securitas AB (B Shares)	4,372,899
1,385,373		Skandinaviska Enskilda Banken AB (Class A)	14,541,762
289,172		Skanska AB (B Shares)	5,063,451
315,240		SKF AB (B Shares)	5,309,968
1,324,799		Svenska Handelsbanken AB	14,406,990
785,415		Swedbank AB (A Shares)	17,841,832
153,738		Swedish Match AB	6,887,780
445,202		Tele2 AB (B Shares)	5,573,617
2,404,117		TeliaSonera AB	10,477,022
1,341,761		Volvo AB (B Shares)	19,334,599
		TOTAL SWEDEN	282,026,912

SWITZERLAND - 8.8%
1,585,580		ABB Ltd	30,349,125
142,582		Adecco S.A.	7,144,928
41,400		Baloise Holding AG.	6,411,944
1,765		Barry Callebaut AG.	3,002,761
446,204		Cie Financiere Richemont S.A.	30,755,902
180,681		Clariant AG.	3,588,876
173,786		Coca-Cola HBC AG.	5,840,795
2,190,574		Credit Suisse Group	26,627,181
28,436	e	Dufry Group	2,844,049
7,798		EMS-Chemie Holding AG.	3,894,832
32,557		Geberit AG.	12,727,553
7,971		Givaudan S.A.	19,338,098
9,849,139		Glencore Xstrata plc	40,049,761
418,459		Holcim Ltd	19,679,193
191,109		Julius Baer Group Ltd	7,681,097
50,627		Kuehne & Nagel International AG.	6,846,342
906		Lindt & Spruengli AG.	5,760,795
88		Lindt & Spruengli AG. (Registered)	6,459,852
63,895		Lonza Group AG.	16,880,937
2,639,509		Nestle S.A.	230,122,640
1,870,253		Novartis AG.	163,274,514
32,113		Pargesa Holding S.A.	2,534,880
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

14,630		Partners Group	$10,062,570
46,986		Phonak Holding AG.	8,818,136
605,848		Roche Holding AG.	161,177,193
33,431		Schindler Holding AG.	7,111,439
18,373		Schindler Holding AG. (Registered)	3,880,675
4,538		SGS S.A.	10,954,916
110,449		Sika AG.	14,585,434
592,482		STMicroelectronics NV	9,452,485
8,551		Straumann Holding AG.	6,208,217
25,874		Swatch Group AG.	7,411,915
45,059		Swatch Group AG. (Registered)	2,507,180
29,459		Swiss Life Holding	12,153,343
70,607		Swiss Prime Site AG.	5,981,329
261,929		Swiss Re Ltd	25,120,203
22,851		Swisscom AG.	10,952,536
51,432		Temenos Group AG.	6,942,513
3,322,242		UBS AG.	43,068,540
38,085		Vifor Pharma AG.	4,847,235
129,810		Zurich Financial Services AG.	40,741,219
		TOTAL SWITZERLAND	1,043,793,133

UNITED ARAB EMIRATES - 0.0%
91,746		NMC Health plc	3,105,833
		TOTAL UNITED ARAB EMIRATES	3,105,833

UNITED KINGDOM - 13.7%
842,513		3i Group plc	9,403,060
179,559		Admiral Group plc	4,882,576
425,643		Ashtead Group plc	10,796,420
311,104		Associated British Foods plc	9,763,574
1,093,411		AstraZeneca plc	79,208,736
812,864	g	Auto Trader Group plc	4,878,282
3,385,710		Aviva plc	18,413,554
231,691		Babcock International Group	1,613,746
2,737,320		BAE Systems plc	18,414,967
14,747,664		Barclays plc	30,739,336
862,680		Barratt Developments plc	6,101,843
104,556		Berkeley Group Holdings plc	5,147,974
17,240,564		BP plc	117,772,765
1,976,843		British American Tobacco plc	69,683,788
763,115		British Land Co plc	5,748,618
7,260,691		BT Group plc	22,140,752
296,371		Bunzl plc	9,345,205
358,696		Burberry Group plc	8,479,197
4,798,903		Centrica plc	8,623,842
884,504		CNH Industrial NV	8,693,549
190,850		Coca-Cola European Partners plc (Class A)	9,080,643
1,368,109		Compass Group plc	29,275,539
1,280,128	g	ConvaTec Group plc	2,400,060
114,300		Croda International plc	7,236,699
86,338		DCC plc	7,067,931
2,119,379		Diageo plc	80,889,097
1,284,437		Direct Line Insurance Group plc	5,677,252
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

133,559		easyJet plc	$2,212,965
777,691		Experian Group Ltd	19,525,931
939,432	*	Fiat DaimlerChrysler Automobiles NV	16,075,449
4,277,481		GlaxoSmithKline plc	83,088,201
1,364,525		Group 4 Securicor plc	3,499,105
498,157		GVC Holdings plc	4,389,653
670,161		Hammerson plc	3,276,245
244,618		Hargreaves Lansdown plc	5,252,868
17,146,756		HSBC Holdings plc	144,379,941
822,585		Imperial Tobacco Group plc	27,304,930
1,055,881		Informa plc	9,378,646
146,246		InterContinental Hotels Group plc	8,310,810
557,943		International Consolidated Airlines Group S.A.	4,708,185
136,643		Intertek Group plc	8,817,455
3,162,617		ITV plc	5,368,457
1,499,050		J Sainsbury plc	5,613,119
576,639		John Wood Group plc	4,092,627
168,999		Johnson Matthey plc	6,751,429
1,797,458		Kingfisher plc	5,251,006
662,826		Land Securities Group plc	7,537,892
5,155,731		Legal & General Group plc	17,565,047
60,904,078		Lloyds TSB Group plc	46,431,104
271,349		London Stock Exchange Group plc	16,319,187
1,373,557		Marks & Spencer Group plc	5,196,957
638,490		Meggitt plc	4,324,347
4,280,223		Melrose Industries plc	9,487,234
598,202	g	Merlin Entertainments plc	2,650,943
387,134		Micro Focus International plc	7,380,743
316,670		Mondi plc	7,658,065
2,913,162		National Grid plc	31,722,565
122,440		Next plc	7,787,018
672,854		Pearson plc	7,999,494
273,407		Persimmon plc	8,529,084
2,233,206		Prudential plc	43,672,867
577,472		Reckitt Benckiser Group plc	44,433,390
814,303		RELX plc	17,996,536
883,648		RELX plc (London)	19,572,378
1,456,638		Rolls-Royce Group plc	16,931,137
4,154,355		Royal Bank of Scotland Group plc	13,178,493
765,617		Royal Mail plc	2,697,589
844,797		RSA Insurance Group plc	5,696,300
943,456		Sage Group plc	7,754,615
120,236		Schroders plc	4,124,580
878,331		Scottish & Southern Energy plc	13,502,606
859,037		Segro plc	7,302,417
216,028		Severn Trent plc	5,676,614
752,865		Smith & Nephew plc	14,183,003
344,377		Smiths Group plc	6,539,532
440,094		St. James’s Place plc	5,424,670
2,468,073		Standard Chartered plc	19,905,284
2,110,153		Standard Life Aberdeen plc	6,976,130
2,827,095		Taylor Wimpey plc	6,129,843
8,402,076		Tesco plc	24,596,582
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE

1,326,931		Unilever NV			$71,057,387
973,846		Unilever plc			51,160,072
598,828		United Utilities Group plc			6,549,406
22,967,818		Vodafone Group plc			41,888,309
207,188		Weir Group plc			4,100,169
156,939		Whitbread plc			10,055,892
1,932,678		WM Morrison Supermarkets plc			5,943,291
1,075,282		WPP plc			12,304,997
		TOTAL UNITED KINGDOM			1,628,719,796

UNITED STATES - 0.3%
153,762		Carnival plc			8,699,694
196,892		Ferguson plc			13,184,504
196,670	*	QIAGEN NV (Turquoise)			7,263,763
		TOTAL UNITED STATES			29,147,961

		TOTAL COMMON STOCKS			11,487,237,540
		(Cost $10,716,390,082)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
218,512		ACS Actividades de Construccion y Servicios S.A.			119,927
		TOTAL SPAIN			119,927

		TOTAL RIGHTS / WARRANTS			119,927
		(Cost $111,797)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 0.3%
$40,000,000		Federal Home Loan Bank (FHLB)	2.260%	02/01/19	40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			40,000,000

TREASURY DEBT - 2.5%
36,225,000		United States Treasury Bill	2.268 - 2.321	02/07/19	36,211,329
59,970,000		United States Treasury Bill	2.322 - 2.360	02/12/19	59,927,483
50,325,000		United States Treasury Bill	2.288 - 2.352	02/14/19	50,282,948
55,670,000		United States Treasury Bill	2.308 - 2.343	02/19/19	55,604,560
49,470,000		United States Treasury Bill	2.343 - 2.358	02/21/19	49,405,476
45,150,000		United States Treasury Bill	2.350	02/26/19	45,076,004
3,910,000		United States Treasury Bill	2.359	03/28/19	3,895,820
		TOTAL TREASURY DEBT			300,403,620

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
91,166,196	c	State Street Navigator Securities Lending Government Money Market Portfolio			91,166,196
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			91,166,196
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$431,569,816
	(Cost $431,569,931)
	TOTAL INVESTMENTS - 100.4%	11,918,927,283
	(Cost $11,148,071,810)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(44,664,288)
	NET ASSETS - 100.0%	$11,874,262,995

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,681,281.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $82,440,520 or 0.7% of net assets.

Futures contracts outstanding as of January 31, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	3,621	03/15/19	$319,751,151	$330,977,505	$11,226,354

325

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,220,353,644	18.7%
INDUSTRIALS	1,650,719,937	13.9
CONSUMER STAPLES	1,306,126,325	11.0
CONSUMER DISCRETIONARY	1,298,137,829	10.9
HEALTH CARE	1,264,726,806	10.7
MATERIALS	860,210,098	7.3
INFORMATION TECHNOLOGY	701,238,693	5.9
ENERGY	675,695,820	5.7
COMMUNICATION SERVICES	634,377,812	5.3
REAL ESTATE	440,831,713	3.7
UTILITIES	434,938,790	3.7
SHORT-TERM INVESTMENTS	431,569,816	3.6
OTHER ASSETS & LIABILITIES, NET	(44,664,288)	(0.4)

NET ASSETS	$11,874,262,995	100.0%
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BONDS - 94.2%

CORPORATE BONDS - 46.3%

ARGENTINA - 1.3%
$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$1,764,692
2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	51.729	07/07/20	749,011
1,950,000	g	YPF S.A.		6.950	07/21/27	1,746,128
2,000,000	g	YPF S.A.		7.000	12/15/47	1,634,000
		TOTAL ARGENTINA				5,893,831

AZERBAIJAN - 0.5%
2,250,000		State Oil Co of the Azerbaijan Republic		4.750	03/13/23	2,267,194
		TOTAL AZERBAIJAN				2,267,194

BAHRAIN - 0.6%
2,300,000	g	Oil and Gas Holding Co BSCC		7.625	11/07/24	2,441,639
		TOTAL BAHRAIN				2,441,639

BRAZIL - 3.8%
1,450,000	g	Banco Votorantim S.A.		8.250	N/A‡	1,480,812
2,325,000	g	Klabin Finance S.A.		4.875	09/19/27	2,182,594
1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,720,575
942,750	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	888,542
3,506,472	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	929,215
527,012	†,g,j	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	5,238
714,000	o	Oi S.A.		10.000	07/27/25	722,925
1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,631,250
1,625,000		Petrobras Global Finance BV		5.750	02/01/29	1,589,738
1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,518,967
2,000,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,125,000
775,000	g	Suzano Austria GmbH		6.000	01/15/29	812,975
1,525,000	g	Suzano Austria GmbH		7.000	03/16/47	1,653,863
		TOTAL BRAZIL				17,261,694

CHILE - 1.7%
2,850,000	g	Banco del Estado de Chile		2.668	01/08/21	2,796,563
1,150,000	g,h	Corp Nacional del Cobre de Chile		4.375	02/05/49	1,101,930
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,751,922
2,100,000		Enel Chile S.A.		4.875	06/12/28	2,155,125
		TOTAL CHILE				7,805,540
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CHINA - 3.4%
	$2,475,000		Baidu, Inc	4.375%	05/14/24	$2,524,606
	2,100,000		China Evergrande Group	8.250	03/23/22	1,990,727
	2,500,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,356,642
	2,350,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,056,250
	2,000,000		Shimao Property Holdings Ltd	5.200	01/30/25	1,901,324
	2,500,000	g	Three Gorges Finance I Cayman Islands Ltd	3.150	06/02/26	2,373,200
	2,000,000		Vigorous Champion International Ltd	4.375	09/10/23	2,010,700
			TOTAL CHINA			15,213,449

COLOMBIA - 1.4%
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,015,520
	2,300,000		Ecopetrol S.A.	5.875	05/28/45	2,267,800
	1,825,000	g	Termocandelaria Power Ltd	7.875	01/30/29	1,879,750
			TOTAL COLOMBIA			6,163,070

COSTA RICA - 0.9%
	2,200,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	2,167,000
	1,800,000	g	Banco Nacional de Costa Rica	6.250	11/01/23	1,776,060
			TOTAL COSTA RICA			3,943,060

GHANA - 0.6%
	1,000,000	g	Tullow Oil plc	6.250	04/15/22	985,809
	1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,680,181
			TOTAL GHANA			2,665,990

GUATEMALA - 0.5%
	2,200,000	g	Comcel Trust	6.875	02/06/24	2,273,362
			TOTAL GUATEMALA			2,273,362

INDIA - 2.2%
	2,650,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,573,362
	3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,812,066
	2,900,000	g	ICICI Bank Ltd	3.800	12/14/27	2,712,883
	1,625,000	g	State Bank of India	4.375	01/24/24	1,632,360
			TOTAL INDIA			9,730,671

INDONESIA - 4.6%
	1,875,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	1,976,228
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	827,586
	$2,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,885,000
	1,625,000	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,698,256
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,009,755
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,165,666
	1,700,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,694,084
	2,050,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,064,544
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,000,000	g	Perusahaan Listrik Negara PT	5.250%	10/24/42	$1,915,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,157,210
	2,260,900	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,199,673
			TOTAL INDONESIA			20,593,002

IRELAND - 0.6%
	675,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	670,147
	2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,905,000
			TOTAL IRELAND			2,575,147

ISRAEL - 1.1%
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	1,983,470
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,494,805
	1,450,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,507,200
			TOTAL ISRAEL			4,985,475

JAMAICA - 0.2%
	2,550,000	g,o	Digicel Group Two Ltd	9.125	04/01/24	1,096,500
			TOTAL JAMAICA			1,096,500

KAZAKHSTAN - 2.6%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,024,320
	$1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,488,579
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,819,390
	3,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	3,102,792
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,654,597
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,381,700
			TOTAL KAZAKHSTAN			11,471,378

MACAU - 0.5%
	2,250,000		Sands China Ltd	5.400	08/08/28	2,222,565
			TOTAL MACAU			2,222,565

MALAYSIA - 0.6%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,793,270
			TOTAL MALAYSIA			2,793,270

MEXICO - 3.8%
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	752,672
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,369,063
	2,250,000	g	Cemex SAB de C.V.	7.750	04/16/26	2,430,000
	2,196,075	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,108,452
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	N/A‡	2,090,000
	1,491,000	g	Mexico City Airport Trust	4.250	10/31/26	1,379,921
	2,300,000	g	Nemak SAB de C.V.	4.750	01/23/25	2,219,500
	2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,837,500
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,732,625
			TOTAL MEXICO			16,919,733
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

NIGERIA - 0.5%
$2,300,000	g	IHS Netherlands Holdco BV	9.500%	10/27/21	$2,369,292
		TOTAL NIGERIA			2,369,292

PANAMA - 0.5%
2,500,000	g	Banco General S.A.	4.125	08/07/27	2,364,062
		TOTAL PANAMA			2,364,062

PERU - 2.7%
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,661,231
2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,198,547
2,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,851,000
2,200,000	g	Peru LNG Srl	5.375	03/22/30	2,208,910
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,982,500
2,000,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,035,000
		TOTAL PERU			11,937,188

RUSSIA - 1.7%
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,930,344
1,800,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500	10/05/27	1,471,680
450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	440,247
1,550,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	1,514,288
2,300,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,296,108
		TOTAL RUSSIA			7,652,667

SAUDI ARABIA - 0.5%
2,275,000	g	SABIC Capital II BV	4.500	10/10/28	2,319,817
		TOTAL SAUDI ARABIA			2,319,817

SOUTH AFRICA - 3.8%
2,000,000		Barclays Africa Group Ltd	6.250	04/25/28	1,975,000
2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,959,964
2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,964,372
2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,740,265
1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,655,155
2,100,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,113,068
1,650,000		SASOL Financing USA LLC	6.500	09/27/28	1,742,215
2,800,000	g	Transnet SOC Ltd	4.000	07/26/22	2,684,077
		TOTAL SOUTH AFRICA			16,834,116

SWITZERLAND - 0.4%
2,000,000	g	Syngenta Finance NV	4.892	04/24/25	1,958,143
		TOTAL SWITZERLAND			1,958,143

330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

THAILAND - 0.5%
	$2,200,000	g	Bangkok Bank PCL	4.050%	03/19/24	$2,238,444
			TOTAL THAILAND			2,238,444

TRINIDAD AND TOBAGO - 0.1%
	350,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	317,625
			TOTAL TRINIDAD AND TOBAGO			317,625

TURKEY - 1.9%
	1,900,000	g	Akbank TAS	7.200	03/16/27	1,723,792
	2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,764,824
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,750,000
	2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,829,342
	1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,610,633
			TOTAL TURKEY			8,678,591

UKRAINE - 1.3%
	2,125,000	g	MHP Lux S.A.	6.950	04/03/26	1,905,560
UAH	54,050,000		Ukreximbank Via Biz Finance plc	16.500	03/02/21	1,749,539
	$2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,323,200
			TOTAL UKRAINE			5,978,299

UNITED ARAB EMIRATES - 1.5%
	1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,998,046
	2,100,000	g	DP World Ltd	5.625	09/25/48	2,077,704
	2,300,000	g	MDC-GMTN BV	4.500	11/07/28	2,428,699
			TOTAL UNITED ARAB EMIRATES			6,504,449

			TOTAL CORPORATE BONDS			207,469,263
			(Cost $212,602,161)

GOVERNMENT BONDS - 47.9%

ANGOLA - 1.1%
	2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,318,247
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,636,550
			TOTAL ANGOLA			4,954,797

ARGENTINA - 2.1%
	2,850,000		Argentina Republic Government International Bond	5.625	01/26/22	2,583,553
	2,000,000		Argentine Republic Government International Bond	7.500	04/22/26	1,773,020
	4,000,000		Argentine Republic Government International Bond	7.125	06/28/17	3,110,000
	2,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,173,000
			TOTAL ARGENTINA			9,639,573
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

AZERBAIJAN - 0.7%
	$1,500,000	g	Republic of Azerbaijan Government International Bond	5.125%	09/01/29	$1,464,469
	1,400,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,554,042
			TOTAL AZERBAIJAN			3,018,511

BARBADOS - 0.0%
	150,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	82,500
			TOTAL BARBADOS			82,500

BERMUDA - 0.6%
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,593,750
			TOTAL BERMUDA			2,593,750

BRAZIL - 2.7%
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,522,125
BRL	7,715,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,236,153
	7,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	2,090,701
	$2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,526,250
	3,625,000		Brazilian Government International Bond	5.625	02/21/47	3,603,286
			TOTAL BRAZIL			11,978,515

COLOMBIA - 0.6%
COP	5,065,000,000		Colombian TES	7.000	05/04/22	1,701,961
	2,825,000,000		Colombian TES	7.500	08/26/26	967,132
			TOTAL COLOMBIA			2,669,093

COSTA RICA - 0.6%
	$500,000	g	Costa Rica Government International Bond	7.000	04/04/44	446,300
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,259,375
			TOTAL COSTA RICA			2,705,675

COTE D'IVOIRE - 0.7%
	3,280,625	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	3,019,113
			TOTAL COTE D'IVOIRE			3,019,113

CROATIA - 0.5%
	2,000,000	g	Croatia Government International Bond	5.500	04/04/23	2,135,462
			TOTAL CROATIA			2,135,462

DOMINICAN REPUBLIC - 2.5%
	2,100,000	g	Dominican Republic Government International Bond	5.875	04/18/24	2,175,936
	1,750,000	g	Dominican Republic Government International Bond	5.950	01/25/27	1,798,125
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,625,539
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,436,500
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,000,000	g	Dominican Republic Government International Bond	6.500%	02/15/48	$1,980,000
			TOTAL DOMINICAN REPUBLIC			11,016,100

ECUADOR - 2.3%
	2,000,000	g	Ecuador Government International Bond	9.650	12/13/26	1,955,400
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,124,355
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,633,975
	2,500,000	g	Ecuador Government International Bond	7.875	01/23/28	2,216,750
	1,500,000	g	Ecuador Government International Bond	10.750	01/31/29	1,530,450
	1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,466,250
	625,000	g	Petroamazonas EP	4.625	11/06/20	597,635
			TOTAL ECUADOR			10,524,815

EGYPT - 1.8%
	3,875,000	g	Egypt Government International Bond	5.577	02/21/23	3,759,199
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,042,817
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,453,258
			TOTAL EGYPT			8,255,274

EL SALVADOR - 0.7%
	3,250,000	g	El Salvador Government International Bond	5.875	01/30/25	3,092,830
			TOTAL EL SALVADOR			3,092,830

GHANA - 0.7%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	651,780
	$900,000	g	Ghana Government International Bond	7.625	05/16/29	856,385
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,859,416
			TOTAL GHANA			3,367,581

GREECE - 0.6%
EUR	2,545,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	2,889,122
			TOTAL GREECE			2,889,122

GUATEMALA - 0.7%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,570,800
	1,500,000	g	Guatemala Government International Bond	4.875	02/13/28	1,476,900
			TOTAL GUATEMALA			3,047,700

HONDURAS - 0.5%
	2,250,000	g	Honduras Government International Bond	7.500	03/15/24	2,420,347
			TOTAL HONDURAS			2,420,347

INDIA - 0.5%
	2,300,000		Indian Railway Finance Corp Ltd	3.835	12/13/27	2,146,611
			TOTAL INDIA			2,146,611
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDONESIA - 1.2%
	$1,150,000	g	Indonesia Government International Bond	4.625%	04/15/43	$1,133,928
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	972,453
	18,200,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,305,222
	$1,975,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	1,977,469
			TOTAL INDONESIA			5,389,072

IRAQ - 1.1%
	3,350,000	g	Iraq Government International Bond	6.752	03/09/23	3,341,324
	1,600,000	g	Iraq Government International Bond	5.800	01/15/28	1,516,688
			TOTAL IRAQ			4,858,012

JAMAICA - 1.1%
	1,950,000		Jamaica Government International Bond	6.750	04/28/28	2,146,950
	2,200,000		Jamaica Government International Bond	7.875	07/28/45	2,607,000
			TOTAL JAMAICA			4,753,950

JORDAN - 0.3%
	1,475,000	g	Jordan Government International Bond	7.375	10/10/47	1,400,442
			TOTAL JORDAN			1,400,442

KAZAKHSTAN - 0.5%
	2,250,000	g	Kazakhstan Government International Bond	5.125	07/21/25	2,424,744
			TOTAL KAZAKHSTAN			2,424,744

KENYA - 0.6%
	1,450,000	g	Kenya Government International Bond	7.250	02/28/28	1,415,597
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,274,409
			TOTAL KENYA			2,690,006

LEBANON - 0.9%
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	2,663,302
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,579,920
			TOTAL LEBANON			4,243,222

MEXICO - 0.6%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,521,483
			TOTAL MEXICO			2,521,483

MONGOLIA - 0.3%
	$1,600,000	g	Mongolia Government International Bond	5.125	12/05/22	1,557,216
			TOTAL MONGOLIA			1,557,216
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MOROCCO - 0.5%
	$2,000,000	g	Morocco Government International Bond	5.500%	12/11/42	$2,088,992
			TOTAL MOROCCO			2,088,992

NAMIBIA - 0.4%
	1,700,000	g	Namibia Government International Bond	5.250	10/29/25	1,622,160
			TOTAL NAMIBIA			1,622,160

NIGERIA - 1.4%
	1,250,000	g	Nigeria Government International Bond	7.625	11/21/25	1,297,824
	2,725,000	g	Nigeria Government International Bond	6.500	11/28/27	2,605,048
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,401,353
			TOTAL NIGERIA			6,304,225

OMAN - 0.4%
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,006,296
	750,000	g	Oman Government International Bond	6.750	01/17/48	639,319
			TOTAL OMAN			1,645,615

PAKISTAN - 0.8%
	3,750,000	g	Pakistan Government International Bond	6.875	12/05/27	3,659,816
			TOTAL PAKISTAN			3,659,816

PARAGUAY - 0.6%
	2,525,000	g	Paraguay Government International Bond	4.700	03/27/27	2,575,500
			TOTAL PARAGUAY			2,575,500

PERU - 0.5%
PEN	6,325,000	g	Peruvian Government International Bond	6.950	08/12/31	2,066,383
			TOTAL PERU			2,066,383

PHILIPPINES - 0.9%
	$2,000,000		Philippine Government International Bond	3.750	01/14/29	2,029,068
PHP	105,000,000		Philippine Government International Bond	6.250	01/14/36	2,075,861
			TOTAL PHILIPPINES			4,104,929

POLAND - 0.4%
PLN	1,670,000		Republic of Poland Government International Bond	2.250	04/25/22	454,211
	4,800,000		Republic of Poland Government International Bond	2.750	04/25/28	1,292,237
			TOTAL POLAND			1,746,448

REPUBLIC OF SERBIA - 1.3%
	$1,950,000	g	Serbia Government International Bond	7.250	09/28/21	2,118,513
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,637,189
	182,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,889,549
			TOTAL REPUBLIC OF SERBIA			5,645,251
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 1.4%
RUB	25,000,000		Russian Federal Bond - Federal Loan Obligation	7.000%	01/25/23	$372,180
	93,500,000		Russian Federal Bond - Federal Loan Obligation	7.000	08/16/23	1,384,564
	54,000,000		Russian Federal Bond - Federal Loan Obligation	7.700	03/23/33	801,285
	$2,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,954,740
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	1,975,152
			TOTAL RUSSIA			6,487,921

SAUDI ARABIA - 0.5%
	2,000,000	g	Saudi Government International Bond	5.250	01/16/50	2,051,420
			TOTAL SAUDI ARABIA			2,051,420

SENEGAL - 0.6%
	1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,298,653
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,334,460
			TOTAL SENEGAL			2,633,113

SOUTH AFRICA - 2.3%
	1,150,000		Republic of South Africa Government International Bond	5.875	06/22/30	1,180,628
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,465,705
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,760,582
	$1,715,000		South Africa Government International Bond	6.250	03/08/41	1,770,631
	1,250,000		South Africa Government International Bond	5.375	07/24/44	1,164,394
			TOTAL SOUTH AFRICA			10,341,940

SRI LANKA - 1.3%
	1,500,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,452,588
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,828,847
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	974,477
	1,450,000	g	Sri Lanka Government International Bond	6.750	04/18/28	1,393,694
			TOTAL SRI LANKA			5,649,606

THAILAND - 0.5%
THB	14,000,000		Thailand Government International Bond	2.000	12/17/22	448,418
	57,700,000		Thailand Government International Bond	3.400	06/17/36	1,945,485
			TOTAL THAILAND			2,393,903

TUNISIA - 0.6%
	$3,000,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,613,273
			TOTAL TUNISIA			2,613,273

TURKEY - 1.8%
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,681,999
	2,300,000		Turkey Government International Bond	3.250	03/23/23	2,092,563
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$750,000		Turkey Government International Bond	5.750%	03/22/24	$737,704
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,746,477
	1,000,000		Turkey Government International Bond	6.875	03/17/36	982,227
			TOTAL TURKEY			8,240,970

UKRAINE - 2.8%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,269,835
	$7,450,000	g	Ukraine Government International Bond	7.750	09/01/25	6,838,579
	2,000,000	g	Ukraine Government International Bond	9.750	11/01/28	1,984,900
	2,300,000	g	Ukraine Government International Bond	7.375	09/25/32	1,958,749
	520,000	†,g,i,j	Ukraine Government International Bond	0.000	05/31/40	317,038
			TOTAL UKRAINE			12,369,101

URUGUAY - 1.1%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	533,283
	$2,000,000		Uruguay Government International Bond	4.375	10/27/27	2,058,000
	1,950,000		Uruguay Government International Bond	5.100	06/18/50	2,010,470
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	570,270
			TOTAL URUGUAY			5,172,023

VIETNAM - 0.5%
	$2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	2,080,748
			TOTAL VIETNAM			2,080,748

ZAMBIA - 0.8%
	400,000	g	Zambia Government International Bond	5.375	09/20/22	312,784
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	2,887,787
	750,000	g	Zambia Government International Bond	8.970	07/30/27	616,875
			TOTAL ZAMBIA			3,817,446

			TOTAL GOVERNMENT BONDS			214,706,299
			(Cost $220,188,920)

			TOTAL BONDS			422,175,562
			(Cost $432,791,081)

SHARES			COMPANY

COMMON STOCKS - 0.0%

BRAZIL - 0.0%
	151,162	*	Oi S.A. (ADR)			275,115
			TOTAL BRAZIL			275,115

			TOTAL COMMON STOCKS			275,115
			(Cost $1,044,573)
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.9%

EGYPT - 0.5%
EGP	36,000,000	j	Egypt Treasury Bills	0.000%	03/05/19	$2,009,396
	8,200,000	j	Egypt Treasury Bills	0.000	03/26/19	453,060
			TOTAL EGYPT			2,462,456

NIGERIA - 0.5%
NGN	778,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	2,053,619
			TOTAL NIGERIA			2,053,619

UNITED STATES - 1.9%
	$8,450,000		Federal Home Loan Bank (FHLB)	2.260	02/01/19	8,450,000
			TOTAL UNITED STATES			8,450,000

			TOTAL SHORT-TERM INVESTMENTS			12,966,075
			(Cost $12,954,521)

			TOTAL INVESTMENTS - 97.1%			435,416,752
			(Cost $446,790,175)
			OTHER ASSETS & LIABILITIES, NET - 2.9%			13,038,445
			NET ASSETS - 100.0%			$448,455,197

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $306,419,315 or 68.3% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default

Forward foreign currency contracts outstanding as of January 31, 2019 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,500,000	CNY	10,466,805	Australia and New Zealand Banking Group	11/19/19	$(55,508)

Abbreviation(s):
CNY	Chinese Yuan
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$214,706,299	47.9%
FINANCIALS	58,727,264	13.1
UTILITIES	42,661,103	9.5
ENERGY	36,461,397	8.1
COMMUNICATION SERVICES	21,962,566	4.9
MATERIALS	13,486,621	3.0
INDUSTRIALS	12,545,673	2.8
CONSUMER DISCRETIONARY	6,498,315	1.4
REAL ESTATE	6,248,693	1.4
CONSUMER STAPLES	3,626,135	0.8
HEALTH CARE	3,002,005	0.7
INFORMATION TECHNOLOGY	2,524,606	0.6
SHORT-TERM INVESTMENTS	12,966,075	2.9
OTHER ASSETS & LIABILITIES, NET	13,038,445	2.9

NET ASSETS	$448,455,197	100.0%
340

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS
INTERNATIONAL BOND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2019

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.7%

AUSTRALIA - 0.2%
$748,120	i	Hamilton Holdco LLC	LIBOR 3 M + 2.000%	4.810%	07/02/25	$739,704
		TOTAL AUSTRALIA				739,704

CANADA - 0.2%
329,931	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.749	02/16/24	723,979
		TOTAL CANADA				723,979

IRELAND - 0.2%
685,298	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.503	01/15/25	677,589
		TOTAL IRELAND				677,589

LUXEMBOURG - 0.3%
742,500	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.499	03/31/24	719,958
245,625	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.499	03/11/24	231,119
		TOTAL LUXEMBOURG				951,077

UNITED KINGDOM - 0.0%
44,916	i	MA FinanceCo LLC	LIBOR 1 M + 2.500%	4.999	06/21/24	43,381
		TOTAL UNITED KINGDOM				43,381

UNITED STATES - 1.8%
643,434	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.509	12/14/23	622,870
721,875	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.249	03/01/24	705,994
497,481	i	Dell International LLC	LIBOR 1 M + 2.000%	4.500	09/07/23	490,203
123,125	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.750	04/29/24	121,792
473,901	i	First Data Corp	LIBOR 1 M + 2.000%	4.519	07/08/22	471,849
249,375	i	HD Supply, Inc	LIBOR 1 M + 1.750%	4.249	10/17/23	246,310
497,494	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.249	03/27/25	487,753
254,901	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.553	09/24/24	236,693
497,468	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.511	10/04/23	488,529
479,142	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.999	07/02/25	465,166
596,753	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.499	02/22/24	588,267
497,500	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.249	04/25/25	481,122
303,326	i	Seattle SpinCo, Inc	LIBOR 1 M + 2.500%	4.999	06/21/24	292,961
736,875	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.249	02/06/24	661,345
480,410	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.513	06/02/25	474,842
		TOTAL UNITED STATES				6,835,696

		TOTAL BANK LOAN OBLIGATIONS				9,971,426
		(Cost $10,270,693)
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 92.1%

CORPORATE BONDS - 22.9%

ARGENTINA - 0.1%
	$225,000	g	YPF S.A.	7.000%	12/15/47	$183,825
			TOTAL ARGENTINA			183,825

BRAZIL - 0.2%
	500,000	g	Banco do Brasil S.A.	4.625	01/15/25	491,330
	400,000		Petrobras Global Finance BV	5.750	02/01/29	391,320
			TOTAL BRAZIL			882,650

CANADA - 0.3%
	950,000	g	Eldorado Gold Corp	6.125	12/15/20	909,625
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	286,338
			TOTAL CANADA			1,195,963

CHILE - 0.5%
	$550,000	g	Banco del Estado de Chile	2.668	01/08/21	539,688
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	284,220
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	413,648
	450,000		Enel Chile S.A.	4.875	06/12/28	461,813
			TOTAL CHILE			1,699,369

CHINA - 0.6%
	400,000		Baidu, Inc	2.875	07/06/22	389,866
	500,000	z	Shimao Property Holdings Ltd	5.200	01/30/25	475,331
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	903,683
	$500,000	z	Vigorous Champion International Ltd	4.375	09/10/23	502,675
			TOTAL CHINA			2,271,555

COLOMBIA - 0.1%
	300,000		Ecopetrol S.A.	5.375	06/26/26	311,250
			TOTAL COLOMBIA			311,250

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	458,475
			TOTAL CZECH REPUBLIC			458,475

FRANCE - 0.3%
	850,000	g	Altice France S.A.	5.875	02/01/27	980,236
			TOTAL FRANCE			980,236
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GERMANY - 0.2%
EUR	750,000	g,o	IHO Verwaltungs GmbH	3.750%	09/15/26	$808,883
			TOTAL GERMANY			808,883

INDIA - 0.3%
	$675,000	g	ICICI Bank Ltd	3.800	12/14/27	631,447
EUR	400,000		NTPC Ltd	2.750	02/01/27	449,228
	$200,000	g	State Bank of India	4.375	01/24/24	200,906
			TOTAL INDIA			1,281,581

INDONESIA - 0.1%
	425,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	428,015
			TOTAL INDONESIA			428,015

IRELAND - 0.2%
	850,000	g	James Hardie International Finance DAC	4.750	01/15/25	807,500
			TOTAL IRELAND			807,500

ISRAEL - 0.3%
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	619,834
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	498,268
			TOTAL ISRAEL			1,118,102

JAPAN - 1.6%
EUR	225,000	z	Mitsubishi UFJ Financial Group, Inc	0.680	01/26/23	257,426
	750,000	z	Mitsubishi UFJ Financial Group, Inc	0.980	10/09/23	863,080
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	568,952
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	574,912
	210,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	239,996
	600,000	z	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	685,905
	1,800,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	2,082,881
	600,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	728,610
			TOTAL JAPAN			6,001,762

KAZAKHSTAN - 0.1%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	457,094
			TOTAL KAZAKHSTAN			457,094

KOREA, REPUBLIC OF - 0.2%
	275,000	g	Korea East-West Power Co Ltd	3.875	07/19/23	278,983
	325,000	g	POSCO	4.000	08/01/23	329,327
			TOTAL KOREA, REPUBLIC OF			608,310

LUXEMBOURG - 0.2%
EUR	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	591,868
			TOTAL LUXEMBOURG			591,868
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MACAU - 0.1%
	$500,000		Sands China Ltd	5.125%	08/08/25	$502,622
			TOTAL MACAU			502,622

MEXICO - 0.6%
	575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	518,938
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	185,500
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	219,237
	550,000	z	Petroleos Mexicanos	3.625	11/24/25	592,697
	$650,000		Petroleos Mexicanos	5.350	02/12/28	568,750
			TOTAL MEXICO			2,085,122

NETHERLANDS - 0.1%
EUR	425,000	g	OCI NV	5.000	04/15/23	510,170
			TOTAL NETHERLANDS			510,170

PANAMA - 0.1%
	$550,000	g	Banco General S.A.	4.125	08/07/27	520,094
			TOTAL PANAMA			520,094

PERU - 0.1%
	550,000	g	Cerro del Aguila S.A.	4.125	08/16/27	516,313
			TOTAL PERU			516,313

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,142,272
			TOTAL PORTUGAL			1,142,272

RUSSIA - 0.2%
	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	440,541
	$300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	293,498
			TOTAL RUSSIA			734,039

SAUDI ARABIA - 0.1%
	250,000	g	SABIC Capital II BV	4.000	10/10/23	252,720
			TOTAL SAUDI ARABIA			252,720

SOUTH AFRICA - 0.5%
	300,000	z	Barclays Africa Group Ltd	6.250	04/25/28	296,250
	900,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	921,958
	200,000	z	FirstRand Bank Ltd	6.250	04/23/28	204,228
	350,000		SASOL Financing USA LLC	6.500	09/27/28	369,561
			TOTAL SOUTH AFRICA			1,791,997
344

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SUPRANATIONAL - 0.5%
	$750,000	z	African Export-Import Bank	5.250%	10/11/23	$765,104
EUR	825,000		European Stability Mechanism	1.000	09/23/25	992,188
			TOTAL SUPRANATIONAL			1,757,292

SWEDEN - 0.2%
	$600,000	g	Stena AB	7.000	02/01/24	553,500
			TOTAL SWEDEN			553,500

SWITZERLAND - 0.6%
EUR	1,000,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	1,140,893
	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	677,416
	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	377,631
			TOTAL SWITZERLAND			2,195,940

THAILAND - 0.2%
	$575,000	g	Bangkok Bank PCL	4.050	03/19/24	585,048
			TOTAL THAILAND			585,048

TURKEY - 0.1%
	375,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	343,898
			TOTAL TURKEY			343,898

UNITED ARAB EMIRATES - 0.2%
	500,000	g	ADCB Finance Cayman Ltd	4.000	03/29/23	500,032
	400,000	g	DP World Ltd	5.625	09/25/48	395,753
			TOTAL UNITED ARAB EMIRATES			895,785

UNITED KINGDOM - 1.7%
GBP	1,250,000		BAE Systems plc	4.125	06/08/22	1,740,589
EUR	500,000	z	Barclays plc	0.625	11/14/23	551,721
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,164,210
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	975,661
EUR	750,000		RELX Capital, Inc	1.300	05/12/25	861,629
	750,000	g	Virgin Media Finance plc	4.500	01/15/25	879,700
			TOTAL UNITED KINGDOM			6,173,510

UNITED STATES - 11.9%
EUR	200,000	z	Abbott Ireland Financing DAC	0.010	09/27/20	228,303
	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	574,839
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	579,228
	950,000	g	Adient Global Holdings Ltd	3.500	08/15/24	820,169
	1,200,000		Allergan Funding SCS	1.250	06/01/24	1,351,154
	150,000		Allergan Funding SCS	2.625	11/15/28	175,475
GBP	575,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	711,683
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	500,000		American International Group, Inc	1.500%	06/08/23	$582,835
	300,000		American Tower Corp	1.375	04/04/25	338,985
	600,000		American Tower Corp	1.950	05/22/26	693,491
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,165,318
	$1,000,000		Andeavor Logistics LP	4.250	12/01/27	972,862
EUR	1,125,000		Apple, Inc	1.375	05/24/29	1,329,329
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	667,917
	700,000		AT&T, Inc	1.300	09/05/23	811,277
	500,000		AT&T, Inc	2.350	09/05/29	576,608
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	466,554
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	800,922
	350,000		Ball Corp	4.375	12/15/23	452,557
	500,000		Bank of America Corp	1.375	03/26/25	584,921
	500,000	z	Bank of America Corp	1.662	04/25/28	578,235
	430,000		Becton Dickinson and Co	1.401	05/24/23	496,690
	570,000		Becton Dickinson and Co	1.401	05/24/23	658,402
	670,000		Becton Dickinson and Co	1.900	12/15/26	773,204
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	863,888
	500,000	z	Citigroup, Inc	1.500	07/24/26	575,128
	$1,200,000		Continental Resources, Inc	4.375	01/15/28	1,194,124
EUR	900,000		DH Europe Finance S.A.	1.200	06/30/27	1,028,416
	250,000		Digital Euro Finco LLC	2.625	04/15/24	298,826
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	130,695
	200,000		Discovery Communications LLC	2.500	09/20/24	256,580
	$600,000		Ensco plc	7.750	02/01/26	481,875
EUR	600,000		FedEx Corp	1.000	01/11/23	694,518
	500,000		FedEx Corp	1.625	01/11/27	571,501
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	193,811
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	428,105
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	888,674
	$500,000	g	Hyundai Capital America	3.250	09/20/22	488,930
EUR	750,000		Illinois Tool Works, Inc	1.250	05/22/23	891,375
	550,000	g	International Game Technology plc	4.750	02/15/23	672,810
	800,000	g	Iron Mountain, Inc	3.000	01/15/25	908,036
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	584,863
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	537,840
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	776,880
	$850,000		MGM Resorts International	4.625	09/01/26	799,000
EUR	800,000		Morgan Stanley	1.342	10/23/26	905,935
	500,000	z	Mylan, Inc	2.125	05/23/25	562,524
GBP	600,000	z	New York Life Global Funding	1.750	12/15/22	792,492
EUR	650,000	g	OI European Group BV	3.125	11/15/24	761,503
	800,000		Parker-Hannifin Corp	1.125	03/01/25	919,756
	500,000		ProLogis LP	3.000	06/02/26	638,584
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	534,738
	750,000		Silgan Holdings, Inc	3.250	03/15/25	882,023
	500,000		Simon International Finance S.C.A	1.250	05/13/25	579,182
	500,000		Stryker Corp	2.125	11/30/27	604,758
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$450,000		Stryker Corp	2.625%	11/30/30	$552,103
	1,300,000		SYSCO Corp	1.250	06/23/23	1,521,020
	900,000		The Procter & Gamble Company	0.625	10/30/24	1,038,605
EUR	600,000		The Procter & Gamble Company	1.875	10/30/38	728,200
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	171,760
	200,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	229,013
	1,100,000		United Technologies Corp	1.150	05/18/24	1,253,834
	200,000		Verizon Communications, Inc	0.500	06/02/22	229,005
	400,000		Verizon Communications, Inc	1.375	10/27/26	463,066
	400,000		Verizon Communications, Inc	1.875	10/26/29	461,959
			TOTAL UNITED STATES			43,486,893

			TOTAL CORPORATE BONDS			84,133,653
			(Cost $84,748,102)

GOVERNMENT BONDS - 69.2%

ARGENTINA - 0.3%
	$1,175,000		Argentina Republic Government International Bond	5.625	01/26/22	1,065,149
			TOTAL ARGENTINA			1,065,149

AUSTRALIA - 1.9%
AUD	4,500,000		Australia Government International Bond	2.250	05/21/28	3,282,783
	995,000		Treasury Corp of Victoria	6.000	06/15/20	761,640
	1,675,000		Treasury Corp of Victoria	3.000	10/20/28	1,252,774
	2,100,000		Western Australian Treasury Corp	2.500	07/23/24	1,540,885
			TOTAL AUSTRALIA			6,838,082

AUSTRIA - 0.6%
EUR	1,725,000	g	Republic of Austria Government International Bond	0.750	02/20/28	2,042,228
			TOTAL AUSTRIA			2,042,228

BELGIUM - 1.3%
EUR	875,000	g	Kingdom of Belgium Government International Bond	0.900	06/22/29	1,018,982
	875,000		Kingdom of Belgium Government International Bond	1.250	04/22/33	1,030,059
	1,650,000	g	Kingdom of Belgium Government International Bond	1.600	06/22/47	1,890,225
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	721,062
			TOTAL BELGIUM			4,660,328

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	985,625
			TOTAL BERMUDA			985,625

BRAZIL - 0.4%
BRL	4,600,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	1,333,286
			TOTAL BRAZIL			1,333,286
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CANADA - 4.3%
CAD	1,700,000	g	Canada Housing Trust No	2.550%	12/15/23	$1,317,343
	8,860,000		Canadian Government International Bond	1.750	08/01/20	6,742,150
	2,000,000		Canadian Government International Bond	2.000	09/01/23	1,536,010
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,426,582
	3,300,000		Canadian Government International Bond	2.750	12/01/48	2,839,640
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,241,061
	1,000,000		Province of Quebec Canada	2.750	09/01/27	767,495
			TOTAL CANADA			15,870,281

COTE D'IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,020,900
			TOTAL COTE D'IVOIRE			1,020,900

CYPRUS - 0.5%
	300,000		Cyprus Government International Bond	2.750	06/27/24	373,797
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,536,916
			TOTAL CYPRUS			1,910,713

DOMINICAN REPUBLIC - 0.3%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	931,058
			TOTAL DOMINICAN REPUBLIC			931,058

ECUADOR - 0.2%
	$625,000	g	Petroamazonas EP	4.625	11/06/20	597,635
			TOTAL ECUADOR			597,635

EGYPT - 0.3%
	550,000	g	Egypt Government International Bond	5.577	02/21/23	533,564
	675,000	g	Egypt Government International Bond	8.500	01/31/47	649,392
			TOTAL EGYPT			1,182,956

FRANCE - 4.3%
EUR	400,000		Caisse d'Amortissement de la Dette Sociale	1.375	11/25/24	491,038
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,705,559
	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,293,527
	2,900,000		French Republic Government Bond OAT	0.750	11/25/28	3,382,556
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,481,820
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,359,450
			TOTAL FRANCE			15,713,950

GERMANY - 0.5%
	1,425,000		Bundesrepublik Deutschland	1.250	08/15/48	1,847,267
			TOTAL GERMANY			1,847,267
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GHANA - 0.3%
	$1,000,000	g	Ghana Government International Bond	8.627%	06/16/49	$929,708
			TOTAL GHANA			929,708

GREECE - 1.8%
EUR	2,525,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	3,051,056
	425,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	490,461
	2,800,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	3,178,602
			TOTAL GREECE			6,720,119

HONDURAS - 0.4%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,452,208
			TOTAL HONDURAS			1,452,208

INDONESIA - 0.5%
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,002,933
	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	813,652
			TOTAL INDONESIA			1,816,585

ISRAEL - 0.8%
ILS	3,600,000	i	Israel Government International Bond	0.350	05/31/26	984,532
	5,250,000		Israel Government International Bond-Fixed	5.500	01/31/42	2,032,173
			TOTAL ISRAEL			3,016,705

ITALY - 5.2%
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	2,379,827
	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,738,428
	5,125,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,112,278
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,236,755
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,736,580
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,031,338
			TOTAL ITALY			19,235,206

JAPAN - 15.7%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	123,066
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	197,584
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	278,885
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	128,994
	738,150,000		Japan Government Five Year Bond	0.200	06/20/19	6,785,945
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,102,105
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,833,582
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	6,082,157
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,182,603
	289,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,573,297
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,085,789
	313,000,000		Japan Government Thirty Year Bond	0.700	06/20/48	2,924,697
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,392,831
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,625,881
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JPY	229,000,000		Japan Government Twenty Year Bond	1.800%	09/20/31	$2,541,701
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,289,409
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,653,714
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,382,703
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,355,274
			TOTAL JAPAN			57,540,217

JORDAN - 0.1%
	$475,000	g	Jordan Government International Bond	7.375	10/10/47	450,990
			TOTAL JORDAN			450,990

KAZAKHSTAN - 0.2%
EUR	600,000	g	Kazakhstan Government International Bond	2.375	11/09/28	694,166
			TOTAL KAZAKHSTAN			694,166

KENYA - 0.1%
	$375,000	g	Kenya Government International Bond	7.250	02/28/28	366,103
			TOTAL KENYA			366,103

KOREA, REPUBLIC OF - 4.1%
	500,000		Export-Import Bank of Korea	3.000	11/01/22	496,253
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	482,752
KRW	3,210,000,000		Korea Treasury Bond	2.000	03/10/21	2,895,338
	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	5,118,725
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	2,027,176
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,558,043
	2,655,000,000		Korea Treasury Bond	2.625	06/10/28	2,509,898
			TOTAL KOREA, REPUBLIC OF			15,088,185

LEBANON - 0.3%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,160,188
			TOTAL LEBANON			1,160,188

MALAYSIA - 0.3%
MYR	5,000,000		Malaysia Government Bond	3.757	04/20/23	1,219,800
			TOTAL MALAYSIA			1,219,800

MEXICO - 0.5%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	725,755
	23,500,000		Mexican Bonos	5.750	03/05/26	1,057,253
			TOTAL MEXICO			1,783,008

NETHERLANDS - 1.0%
EUR	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,379,169
	1,950,000	g	Netherlands Government International Bond	0.750	07/15/28	2,336,660
			TOTAL NETHERLANDS			3,715,829
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

NEW ZEALAND - 0.4%
NZD	525,000		New Zealand Government International Bond	4.500%	04/15/27	$428,853
	575,000		New Zealand Government International Bond	3.000	04/20/29	423,918
	1,100,000		New Zealand Government International Bond	2.750	04/15/37	774,534
			TOTAL NEW ZEALAND			1,627,305

NIGERIA - 0.3%
	$725,000	g	Nigeria Government International Bond	6.500	11/28/27	693,086
	600,000	g	Nigeria Government International Bond	7.143	02/23/30	576,110
			TOTAL NIGERIA			1,269,196

NORWAY - 1.0%
NOK	29,500,000	g	Norway Government International Bond	2.000	04/26/28	3,582,390
			TOTAL NORWAY			3,582,390

PERU - 0.4%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,583,581
			TOTAL PERU			1,583,581

PHILIPPINES - 0.8%
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	861,883
	40,000,000		Philippine Government International Bond	3.900	11/26/22	735,972
	$1,250,000		Philippine Government International Bond	3.750	01/14/29	1,268,167
			TOTAL PHILIPPINES			2,866,022

POLAND - 1.4%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,385,955
	3,300,000		Republic of Poland Government International Bond	2.500	07/25/26	883,276
	7,450,000		Republic of Poland Government International Bond	2.750	04/25/28	2,005,660
			TOTAL POLAND			5,274,891

PORTUGAL - 0.3%
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	1,062,725
			TOTAL PORTUGAL			1,062,725

RUSSIA - 0.4%
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,295,186
			TOTAL RUSSIA			1,295,186

SAUDI ARABIA - 0.6%
	$2,000,000	g	Saudi Government International Bond	4.500	04/17/30	2,039,232
			TOTAL SAUDI ARABIA			2,039,232

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,095,593
			TOTAL SENEGAL			1,095,593
351

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SINGAPORE - 0.9%
SGD	2,020,000		Singapore Government International Bond	2.000%	07/01/20	$1,499,989
	2,200,000		Singapore Government International Bond	1.750	04/01/22	1,623,488
			TOTAL SINGAPORE			3,123,477

SOUTH AFRICA - 0.7%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	892,151
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,046,368
	7,800,000		South Africa Government International Bond	8.750	01/31/44	538,768
			TOTAL SOUTH AFRICA			2,477,287

SPAIN - 3.9%
EUR	2,985,000		Spain Government International Bond	0.400	04/30/22	3,467,640
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	5,941,399
	2,170,000	g	Spain Government International Bond	1.400	07/30/28	2,529,868
	2,025,000	g	Spain Government International Bond	2.700	10/31/48	2,475,685
			TOTAL SPAIN			14,414,592

SRI LANKA - 0.3%
	$1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,210,490
			TOTAL SRI LANKA			1,210,490

SUPRANATIONAL - 1.4%
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	804,769
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	604,115
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,751,685
	2,000,000		International Bank for Reconstruction & Development	2.800	01/12/22	1,478,078
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	356,574
			TOTAL SUPRANATIONAL			4,995,221

SWEDEN - 0.9%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	751,520
	13,300,000	g	Sweden Government International Bond	0.750	11/12/29	1,501,115
	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,025,326
			TOTAL SWEDEN			3,277,961

THAILAND - 1.9%
THB	33,000,000		Thailand Government International Bond	2.000	12/17/22	1,056,987
	81,500,000		Thailand Government International Bond	2.400	12/17/23	2,643,430
	54,500,000		Thailand Government International Bond	3.400	06/17/36	1,837,590
	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,613,051
			TOTAL THAILAND			7,151,058

TURKEY - 0.1%
	$500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	467,222
			TOTAL TURKEY			467,222
352

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

UKRAINE - 0.3%
	$1,250,000	g	Ukraine Government International Bond	9.750%	11/01/28	$1,240,562
			TOTAL UKRAINE			1,240,562

UNITED KINGDOM - 5.8%
GBP	2,000,000		United Kingdom Gilt	1.750	07/22/19	2,635,265
	2,310,000		United Kingdom Gilt	1.500	01/22/21	3,073,442
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,077,712
	1,275,000		United Kingdom Gilt	4.250	12/07/27	2,114,156
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,219,814
	1,775,000		United Kingdom Gilt	4.250	03/07/36	3,253,783
	3,035,000		United Kingdom Gilt	1.500	07/22/47	3,777,640
	1,600,000		United Kingdom Gilt	1.750	07/22/57	2,169,691
			TOTAL UNITED KINGDOM			21,321,503

URUGUAY - 0.3%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	639,940
	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	587,570
			TOTAL URUGUAY			1,227,510

			TOTAL GOVERNMENT BONDS			253,791,479
			(Cost $251,614,864)

			TOTAL BONDS			337,925,132
			(Cost $336,362,966)

SHORT-TERM INVESTMENTS - 1.6%

EGYPT - 1.2%
EGP	30,000,000	j	Egypt Treasury Bill	0.000	02/26/19	1,680,112
	15,300,000	j	Egypt Treasury Bill	0.000	06/11/19	814,175
	36,000,000	j	Egypt Treasury Bill	0.000	08/27/19	1,847,926
			TOTAL EGYPT			4,342,213

NIGERIA - 0.4%
NGN	585,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	1,544,174
			TOTAL NIGERIA			1,544,174

			TOTAL SHORT-TERM INVESTMENTS			5,886,387
			(Cost $5,800,718)

			TOTAL INVESTMENTS - 96.4%			353,782,945
			(Cost $352,434,377)
			OTHER ASSETS & LIABILITIES, NET - 3.6%			13,147,122
			NET ASSETS - 100.0%			$366,930,067
353

TIAA-CREF FUNDS - International Bond Fund

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2019, the aggregate value of these securities amounted to $81,892,676 or 22.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund (see Note 1).

354

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of January 31, 2019 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$14,098,593	KRW	15,759,971,597	Australia and New Zealand Banking Group	02/28/19	$(80,418)
AUD	1,471,837		$1,056,529	Australia and New Zealand Banking Group	04/30/19	14,704
Total						$(65,714)
CAD	2,026,968		$1,528,432	Bank of America	02/01/19	$14,256
	$2,975,108	ILS	10,919,163	Bank of America	02/28/19	(33,714)
	$5,304,675	THB	167,101,521	Bank of America	02/28/19	(47,369)
	$48,631,463	JPY	5,275,735,595	Bank of America	04/26/19	(153,545)
	$1,531,659	CAD	2,026,968	Bank of America	04/30/19	(14,253)
	$1,794,954	NOK	15,219,280	Bank of America	04/30/19	(16,693)
	$3,287,929	SEK	29,566,379	Bank of America	04/30/19	(3,500)
Total						$(254,818)
	$5,274,461	PLN	19,821,566	Citibank, N.A.	02/28/19	$(54,949)
	$3,113,640	SGD	4,207,920	Citibank, N.A.	02/28/19	(14,087)
Total						$(69,036)
EUR	623,064		$712,249	Morgan Stanley	02/05/19	$1,207
EUR	422,085		$482,502	Morgan Stanley	02/05/19	818
	$11,059,124	AUD	15,399,516	Morgan Stanley	04/30/19	(148,952)
	$122,168,586	EUR	106,013,662	Morgan Stanley	04/30/19	(128,727)
	$1,131,185	EUR	982,439	Morgan Stanley	04/30/19	(2,156)
	$2,569,599	NZD	3,753,760	Morgan Stanley	04/30/19	(29,618)
Total						$(307,428)
	$1,205,698	ZAR	16,470,096	Toronto Dominion Bank	02/28/19	$(32,063)
	$14,297,087	CAD	18,916,604	Toronto Dominion Bank	04/30/19	(130,074)
	$26,258,273	GBP	19,862,176	Toronto Dominion Bank	04/30/19	84,310
Total						$(77,827)
Total						$(774,823)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
355

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2019

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$253,791,479	69.2%
FINANCIALS	22,164,323	6.0
HEALTH CARE	13,945,505	3.8
INDUSTRIALS	12,015,081	3.3
MATERIALS	7,493,734	2.0
COMMUNICATION SERVICES	7,343,434	2.0
CONSUMER DISCRETIONARY	6,987,924	1.9
INFORMATION TECHNOLOGY	6,235,887	1.7
ENERGY	5,649,979	1.5
CONSUMER STAPLES	4,637,535	1.3
UTILITIES	3,884,715	1.1
REAL ESTATE	3,746,962	1.0
SHORT-TERM INVESTMENTS	5,886,387	1.6
OTHER ASSETS & LIABILITIES, NET	13,147,122	3.6

NET ASSETS	$366,930,067	100.0%
356

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund, Quant International Small-Cap Equity Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the Commission related to interim filings. Accordingly, the schedule of investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the Commission. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933.The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of January 31, 2019, the net assets of the Subsidiary were $23,735,511 representing 6% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

357

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$24,217,894
Net assets	$23,735,511
Net change in unrealized appreciation (depreciation)	$702,543

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

358

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of January 31, 2019, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Communication services	$725,836,749	$14,777,594	$—	$740,614,343
Consumer discretionary	567,790,245	41,786,736	—	609,576,981
Consumer staples	504,179,805	25,859,696	—	530,039,501
Health care	1,034,922,721	87,963,502	—	1,122,886,223
Industrials	580,188,496	16,905,239	—	597,093,735
Information technology	1,319,404,390	18,096,375	—	1,337,500,765
Materials	238,029,065	13,139,666	—	251,168,731
All other equity investments*	1,297,113,374	—	—	1,297,113,374
Short-term investments	28,505,861	47,359,570	—	75,865,431
Purchased options	78,350	—	—	78,350
Written options**	(13,113,417)	—	—	(13,113,417)
Total	$6,282,935,639	$265,888,378	$—	$6,548,824,017
Large-Cap Growth
Equity investments:
Communication services	$886,542,856	$56,788,724	$—	$943,331,580
Consumer discretionary	768,504,999	50,616,656	—	819,121,655
Health care	666,620,884	40,877,786	—	707,498,670
Industrials	347,059,184	56,610,628	—	403,669,812
Information technology	1,904,264,272	12,579,526	—	1,916,843,798
All other equity investments*	359,248,426	—	—	359,248,426
Short-term investments	—	78,093,823	—	78,093,823
Total	$4,932,240,621	$295,567,143	$—	$5,227,807,764
Large-Cap Value
Equity investments:
Industrials	$662,251,116	$—	$7,267	$662,258,383
All other equity investments*	5,386,657,438	—	—	5,386,657,438
Short-term investments	—	50,529,364	—	50,529,364
Total	$6,048,908,554	$50,529,364	$7,267	$6,099,445,185

359

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Growth
Equity investments*	$1,346,303,746	$—	$—	$1,346,303,746
Short-term investments	30,452,084	19,450,000	—	49,902,084
Purchased options**	1,027,250	—	—	1,027,250
Written options**	(1,819,752)	—	—	(1,819,752)
Total	$1,375,963,328	$19,450,000	$—	$1,395,413,328
Mid-Cap Value
Equity investments:
Materials	$237,000,258	$10,715,679	$—	$247,715,937
All other equity investments*	3,013,661,208	—	—	3,013,661,208
Short-term investments	—	3,250,000	—	3,250,000
Total	$3,250,661,466	$13,965,679	$—	$3,264,627,145
Quant Large-Cap Growth
Equity investments*	$2,601,538,635	$—	$—	$2,601,538,635
Short-term investments	5,533,758	6,300,000	—	11,833,758
Total	$2,607,072,393	$6,300,000	$—	$2,613,372,393
Quant Large-Cap Value
Equity investments*	$2,555,332,293	$—	$—	$2,555,332,293
Short-term investments	349,721	6,700,000	—	7,049,721
Total	$2,555,682,014	$6,700,000	$—	$2,562,382,014
Quant Small-Cap Equity
Equity investments*	$3,258,342,456	$—	$—	$3,258,342,456
Short-term investments	85,823,670	11,150,000	—	96,973,670
Total	$3,344,166,126	$11,150,000	$—	$3,355,316,126
Quant Small/Mid-Cap Equity
Equity investments*	$671,993,308	$—	$—	$671,993,308
Short-term investments	6,225,873	1,610,000	—	7,835,873
Total	$678,219,181	$1,610,000	$—	$679,829,181
Social Choice Equity
Equity investments:
Financials	$585,012,721	$3,635	$—	$585,016,356
All other equity investments*	3,329,333,242	—	—	3,329,333,242
Short-term investments	22,172,957	19,626,076	—	41,799,033
Futures contracts**	381,854	—	—	381,854
Total	$3,936,900,774	$19,629,711	$—	$3,956,530,485
Social Choice Low Carbon Equity
Equity investments:
Financials	$19,023,553	$141	$—	$19,023,694
All other equity investments*	106,449,595	—	—	106,449,595
Short-term investments	—	3,200,000	—	3,200,000
Futures contracts**	59,324	—	—	59,324
Total	$125,532,472	$3,200,141	$—	$128,732,613
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$116,430,152	$—	$116,430,152
Asia	253,985,326	661,254,367	12,262	915,251,955
Europe	77,274,162	35,838,657	—	113,112,819
Latin America	88,214,373	192,503,230	—	280,717,603
All other equity investments*	49,469,184	129,961,077	3,304	179,433,565
Short-term investments	19,574,138	25,150,000	—	44,724,138
Purchased options**	266,400	—	—	266,400
Written options**	(10,200)	—	—	(10,200)
Total	$488,773,383	$1,161,137,483	$15,566	$1,649,926,432
360

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$27,906,285	$986,927,989	$—	$1,014,834,274
Europe	—	3,001,521,204	—	3,001,521,204
All other equity investments*	—	151,549,340	—	151,549,340
Short-term investments	47,018,372	57,262,173	—	104,280,545
Total	$74,924,657	$4,197,260,706	$—	$4,272,185,363
International Opportunities
Equity investments:
Asia	$36,148,863	$308,376,095	$18,156	$344,543,114
Australasia	—	65,894,357	—	65,894,357
Europe	—	672,222,421	—	672,222,421
Latin America	16,109,705	105,343,421	—	121,453,126
North America	57,053,992	159,277,411	—	216,331,403
All other equity investments*	20,441,530	152,125,932	8,024	172,575,486
Short-term investments	97,505,383	65,483,240	—	162,988,623
Total	$227,259,473	$1,528,722,877	$26,180	$1,756,008,530
Quant International Equity
Equity investments:
Asia	$—	$476,817,969	$—	$476,817,969
Australasia	—	131,960,565	—	131,960,565
Europe	55,446,491	836,688,049	—	892,134,540
All other equity investments*	12,535,999	163,070,785	—	175,606,784
Short-term investments	6,537,010	3,850,000	—	10,387,010
Total	$74,519,500	$1,612,387,368	$—	$1,686,906,868
Quant International Small-Cap Equity
Equity investments:
Africa/Middle East	$10,443,440	$12,885,221	$—	$23,328,661
Asia	6,022,620	338,604,540	—	344,627,160
Australasia	—	47,937,544	—	47,937,544
Europe	1,574,935	313,657,983	—	315,232,918
Latin America	—	22,718,336	—	22,718,336
North America	—	59,868,652	—	59,868,652
All other equity investments*	1,575,171	102,982,964	—	104,558,135
Short-term investments	51,381,805	9,700,000	—	61,081,805
Total	$70,997,971	$908,355,240	$—	$979,353,211
Social Choice International Equity
Equity investments:
Asia	$—	$19,390,779	$—	$19,390,779
Australasia	—	4,936,316	—	4,936,316
Europe	1,536,925	34,197,409	—	35,734,334
All other equity investments*	—	8,282,480	—	8,282,480
Short-term investments	37,759	1,550,000	—	1,587,759
Futures contracts**	12,365	—	—	12,365
Total	$1,587,049	$68,356,984	$—	$69,944,033
Equity Index
Equity investments:
Financials	$2,579,930,175	$4,489	$—	$2,579,934,664
Health care	2,725,271,592	2,333	2,424	2,725,276,349
Materials	552,559,484	31,805	—	552,591,289
All other equity investments*	12,709,208,671	—	—	12,709,208,671
Short-term investments	120,231,108	139,257,275	—	259,488,383
Futures contracts**	1,119,361	—	—	1,119,361
Total	$18,688,320,391	$139,295,902	$2,424	$18,827,618,717
361

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Growth Index
Equity investments*	$6,149,475,049	$—	$—	$6,149,475,049
Short-term investments	10,784,836	8,900,000	—	19,684,836
Total	$6,160,259,885	$8,900,000	$—	$6,169,159,885
Large-Cap Value Index
Equity investments*	$6,319,340,157	$—	$—	$6,319,340,157
Short-term investments	7,860,408	2,000,000	—	9,860,408
Total	$6,327,200,565	$2,000,000	$—	$6,329,200,565
S&P 500 Index
Equity investments*	$4,731,035,342	$—	$—	$4,731,035,342
Short-term investments	1,352,177	19,900,000	—	21,252,177
Futures contracts**	403,463	—	—	403,463
Total	$4,732,790,982	$19,900,000	$—	$4,752,690,982
Small-Cap Blend Index
Equity investments:
Financials	$505,369,364	$9,288	$—	$505,378,652
Health care	424,354,527	7,548	10,998	424,373,073
Materials	104,871,038	64,709	—	104,935,747
All other equity investments*	1,698,373,471	—	—	1,698,373,471
Short-term investments	167,814,438	1,598,866	—	169,413,304
Total	$2,900,782,838	$1,680,411	$10,998	$2,902,474,247
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$165,312,630	$—	$165,312,630
Asia	201,606,875	1,684,471,114	2,842	1,886,080,831
Europe	41,603,427	59,383,380	—	100,986,807
Latin America	—	290,272,559	—	290,272,559
North America	84,688,756	764,549	—	85,453,305
All other equity investments*	11,310,449	220,037,463	735	231,348,647
Short-term investments	25,715,385	1,500,000	—	27,215,385
Total	$364,924,892	$2,421,741,695	$3,577	$2,786,670,164
International Equity Index
Equity investments:
Asia	$4,778,783	$3,253,415,067	$—	$3,258,193,850
Australasia	—	889,503,272	—	889,503,272
Europe	35,134,553	6,042,518,033	—	6,077,652,586
All other equity investments*	42,843,029	1,219,164,730	—	1,262,007,759
Short-term investments	91,166,196	340,403,620	—	431,569,816
Futures contracts**	11,226,354	—	—	11,226,354
Total	$185,148,915	$11,745,004,722	—	$11,930,153,637
Emerging Markets Debt
Africa/Middle East	$—	$104,027,411	$—	$104,027,411
Asia	—	98,955,130	—	98,955,130
Europe	—	66,040,083	317,038	66,357,121
Latin America	275,115	151,818,947	1,016,953	153,111,015
Short-term investments	—	12,966,075	—	12,966,075
Forward foreign currency contracts**	—	(55,508)	—	(55,508)
Total	$275,115	$433,752,138	$1,333,991	$435,361,244

*	For detailed categories, see the accompanying Schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of Schedules of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

362

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of January 31, 2019 are disclosed in the schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of January 31, 2019 are disclosed in the Schedules of Investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of January 31, 2019 are disclosed in the schedules of investments.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

					Change in
					unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Shares at	Value at
Issue	October 31, 2018	cost	proceeds	gain (loss)	(depreciation)	income	January 31, 2019	January 31, 2019
Emerging Markets Equity Fund
Common stock
Uruguay
Arcos Dorados Holdings, Inc	$57,527,119	$12,423,067	$—	$—	$18,264,187	$—	9,619,888	$88,214,373
363

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of January 31, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At January 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth & Income	$4,780,571,662	$1,862,174,986	$(93,922,631)	$1,768,252,355
Large-Cap Growth	3,553,410,298	1,721,829,781	(47,432,315)	1,674,397,466
Large-Cap Value	5,538,814,012	671,550,606	(110,919,433)	560,631,173
Mid-Cap Growth	1,155,657,483	295,580,357	(55,824,512)	239,755,845
Mid-Cap Value	2,731,913,632	680,141,742	(147,428,229)	532,713,513
Quant Large-Cap Growth	1,812,927,772	837,196,267	(36,751,646)	800,444,621
Quant Large-Cap Value	2,226,758,960	391,590,241	(55,967,187)	335,623,054
Quant Small-Cap Equity	3,205,847,172	435,449,438	(285,980,484)	149,468,954
Quant Small/Mid-Cap Equity	608,694,734	108,081,807	(36,947,360)	71,134,447
Social Choice Equity	3,158,296,371	949,609,935	(151,375,821)	798,234,114
Social Choice Low Carbon Equity	117,208,418	16,157,250	(4,633,055)	11,524,195
Emerging Markets Equity	1,548,835,579	187,109,011	(86,018,158)	101,090,853
International Equity	4,426,772,834	149,738,807	(304,326,278)	(154,587,471)
International Opportunities	1,463,673,226	378,367,476	(86,032,172)	292,335,304
Quant International Equity	1,648,540,859	119,778,696	(81,412,687)	38,366,009
Quant International Small-Cap Equity	1,021,331,646	74,595,520	(116,573,955)	(41,978,435)
Social Choice International Equity	70,524,605	3,817,672	(4,398,244)	(580,572)
Equity Index	12,790,453,160	6,585,416,424	(548,250,867)	6,037,165,557
Large-Cap Growth Index	4,089,783,079	2,140,929,698	(61,552,892)	2,079,376,806
Large-Cap Value Index	5,510,300,428	1,201,093,417	(382,193,280)	818,900,137
S&P 500 Index	2,990,295,978	1,885,638,114	(123,243,110)	1,762,395,004
Small-Cap Blend Index	2,448,669,446	715,563,955	(261,759,154)	453,804,801
Emerging Markets Equity Index	2,471,067,709	531,055,870	(215,453,415)	315,602,455
International Equity Index	11,219,883,910	1,711,063,049	(1,000,793,322)	710,269,727
Emerging Markets Debt	446,812,239	6,281,823	(17,732,818)	(11,450,995)
International Bond	351,722,655	7,090,873	(5,805,406)	1,285,467

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.
364

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: March 12, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 12, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: March 12, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer